UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Floating-Rate & High Income Fund

Advisers Class EAFHX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$54	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EAFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class A EVFHX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EVFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class C ECFHX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class I EIFHX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class R6 ESFHX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ESFHX-TSR-SAR

Eaton Vance Floating-Rate Fund

Advisers Class EABLX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EABLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class A EVBLX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EVBLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class C ECBLX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECBLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class I EIBLX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIBLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class R6 ESBLX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ESBLX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class A EAGMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EAGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class C ECGMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class I EIGMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class R ERGMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$85	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ERGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class R6 EGMSX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EGMSX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class A EVGOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Collateralized Mortgage Obligations
53.1%
U.S. Government Agency Mortgage-Backed Securities
41.7%
Government National Mortgage Association Participation Agreements
2.9%
Asset-Backed Securities
1.4%
Short-Term Investments
0.3%
Other†
0.6%

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EVGOX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class C ECGOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	2.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECGOX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class I EIGOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIGOX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class R ERGOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	2.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ERGOX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class A ETHIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETHIX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class C ECHIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECHIX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class I EIHIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIHIX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class R6 ERHIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ERHIX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Advisers Class EASDX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Government Agency Mortgage-Backed Securities
56.4%
Collateralized Mortgage Obligations
39.3%
Government National Mortgage Association Participation Agreements
2.2%
U.S. Department of Agriculture Loans
1.2%
Other†
0.9%

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EASDX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Class A EALDX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EALDX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Class C ECLDX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECLDX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Class I EILDX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EILDX-TSR-SAR

Eaton Vance Strategic Income Fund

Class A ETSIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETSIX-TSR-SAR

Eaton Vance Strategic Income Fund

Class C ECSIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECSIX-TSR-SAR

Eaton Vance Strategic Income Fund

Class I ESIIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ESIIX-TSR-SAR

Eaton Vance Strategic Income Fund

Class R ERSIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ERSIX-TSR-SAR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class A EAEAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$892,869,638
# of Portfolio Holdings	70
Portfolio Turnover RateFootnote Reference1	2%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Tax-Managed Growth Portfolio
34.1%
Tax-Managed Value Portfolio
28.5%
Tax-Managed Multi-Cap Growth Portfolio
16.0%
Affiliated Investment Funds
9.2%
Tax-Managed Small-Cap Portfolio
8.1%
Debt Obligations†
3.7%
Other*
0.4%

Table Summary
Value	Value
OtherFootnote Reference*	0.4%
Debt ObligationsFootnote Reference†	3.7%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	28.5%
Tax-Managed Growth Portfolio	34.1%
Footnote	Description
Footnote*	Investment types less than 1% each.
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EAEAX-TSR-SAR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class C ECEAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$892,869,638
# of Portfolio Holdings	70
Portfolio Turnover RateFootnote Reference1	2%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.4%
Debt ObligationsFootnote Reference†	3.7%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	28.5%
Tax-Managed Growth Portfolio	34.1%
Footnote	Description
Footnote*	Investment types less than 1% each.
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECEAX-TSR-SAR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class I EIEAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$892,869,638
# of Portfolio Holdings	70
Portfolio Turnover RateFootnote Reference1	2%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.4%
Debt ObligationsFootnote Reference†	3.7%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	28.5%
Tax-Managed Growth Portfolio	34.1%
Footnote	Description
Footnote*	Investment types less than 1% each.
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIEAX-TSR-SAR

Eaton Vance Tax-Managed Value Fund

Class A EATVX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$918,556,629
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.3%
Real Estate	0.8%
Consumer Staples	4.3%
Materials	5.3%
Utilities	5.5%
Communication Services	6.9%
Energy	8.5%
Consumer Discretionary	9.7%
Health Care	10.3%
Information Technology	13.5%
Industrials	14.6%
Financials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Micron Technology, Inc.	5.3%
Alphabet, Inc., Class A	4.4%
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
Amazon.com, Inc.	3.3%
Intel Corp.	3.3%
PNC Financial Services Group, Inc.	2.7%
Parker-Hannifin Corp.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
NextEra Energy, Inc.	2.5%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EATVX-TSR-SAR

Eaton Vance Tax-Managed Value Fund

Class C ECTVX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$918,556,629
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.3%
Real Estate	0.8%
Consumer Staples	4.3%
Materials	5.3%
Utilities	5.5%
Communication Services	6.9%
Energy	8.5%
Consumer Discretionary	9.7%
Health Care	10.3%
Information Technology	13.5%
Industrials	14.6%
Financials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Micron Technology, Inc.	5.3%
Alphabet, Inc., Class A	4.4%
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
Amazon.com, Inc.	3.3%
Intel Corp.	3.3%
PNC Financial Services Group, Inc.	2.7%
Parker-Hannifin Corp.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
NextEra Energy, Inc.	2.5%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECTVX-TSR-SAR

Eaton Vance Tax-Managed Value Fund

Class I EITVX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$918,556,629
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.3%
Real Estate	0.8%
Consumer Staples	4.3%
Materials	5.3%
Utilities	5.5%
Communication Services	6.9%
Energy	8.5%
Consumer Discretionary	9.7%
Health Care	10.3%
Information Technology	13.5%
Industrials	14.6%
Financials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Micron Technology, Inc.	5.3%
Alphabet, Inc., Class A	4.4%
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
Amazon.com, Inc.	3.3%
Intel Corp.	3.3%
PNC Financial Services Group, Inc.	2.7%
Parker-Hannifin Corp.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
NextEra Energy, Inc.	2.5%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EITVX-TSR-SAR

Eaton Vance Emerging and Frontier Countries Equity Fund

Class A EACOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,724,127,404
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	574
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Reference to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Capital Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	29.2%
India	3.7%
South Africa	3.9%
Brazil	4.5%
Argentina	4.6%
Chile	5.1%
United States	5.2%
Taiwan	8.2%
Greece	8.8%
Vietnam	11.6%
South Korea	15.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Samsung Electronics Co. Ltd.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
SK Hynix, Inc.	4.3%
OTP Bank Nyrt	2.6%
Bank of Cyprus Holdings PLC	2.2%
Vingroup JSC	1.6%
Nova Ljubljanska Banka DD, GDR	1.4%
National Bank of Greece SA	1.3%
Georgia Capital PLC	1.2%
NAC Kazatomprom JSC, GDR	1.2%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EACOX-TSR-SAR

Eaton Vance Emerging and Frontier Countries Equity Fund

Class I EICOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,724,127,404
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	574
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Reference to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Capital Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	29.2%
India	3.7%
South Africa	3.9%
Brazil	4.5%
Argentina	4.6%
Chile	5.1%
United States	5.2%
Taiwan	8.2%
Greece	8.8%
Vietnam	11.6%
South Korea	15.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Samsung Electronics Co. Ltd.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
SK Hynix, Inc.	4.3%
OTP Bank Nyrt	2.6%
Bank of Cyprus Holdings PLC	2.2%
Vingroup JSC	1.6%
Nova Ljubljanska Banka DD, GDR	1.4%
National Bank of Greece SA	1.3%
Georgia Capital PLC	1.2%
NAC Kazatomprom JSC, GDR	1.2%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EICOX-TSR-SAR

Eaton Vance Emerging Markets Local Income Fund

Class A EEIAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,715,736,071
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	1,136
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EEIAX-TSR-SAR

Eaton Vance Emerging Markets Local Income Fund

Class C EEICX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,715,736,071
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	1,136
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EEICX-TSR-SAR

Eaton Vance Emerging Markets Local Income Fund

Class I EEIIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,715,736,071
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	1,136
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EEIIX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Advisers Class EVFAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$130	2.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EVFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class A EAFAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	2.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EAFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class C ECFAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	3.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class I EIFAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	2.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class R6 EFRRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$115	2.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EFRRX-TSR-SAR

Eaton Vance Global Equity Income Fund

Class A EADIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$805,533,137
# of Portfolio Holdings	129
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	7.3%
Spain	1.9%
Sweden	1.9%
Norway	2.4%
Taiwan	2.6%
Japan	2.6%
Netherlands	4.6%
United Kingdom	5.4%
Germany	6.3%
France	8.3%
United States	56.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.0%
Eli Lilly & Co.	3.7%
Micron Technology, Inc.	3.5%
ASML Holding NV	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.8%
Total	32.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EADIX-TSR-SAR

Eaton Vance Global Equity Income Fund

Class C ECDIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$805,533,137
# of Portfolio Holdings	129
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	7.3%
Spain	1.9%
Sweden	1.9%
Norway	2.4%
Taiwan	2.6%
Japan	2.6%
Netherlands	4.6%
United Kingdom	5.4%
Germany	6.3%
France	8.3%
United States	56.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.0%
Eli Lilly & Co.	3.7%
Micron Technology, Inc.	3.5%
ASML Holding NV	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.8%
Total	32.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECDIX-TSR-SAR

Eaton Vance Global Equity Income Fund

Class I EIDIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$805,533,137
# of Portfolio Holdings	129
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	7.3%
Spain	1.9%
Sweden	1.9%
Norway	2.4%
Taiwan	2.6%
Japan	2.6%
Netherlands	4.6%
United Kingdom	5.4%
Germany	6.3%
France	8.3%
United States	56.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.0%
Eli Lilly & Co.	3.7%
Micron Technology, Inc.	3.5%
ASML Holding NV	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.8%
Total	32.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIDIX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class A EDIAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EDIAX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class C EDICX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EDICX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class I EDIIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EDIIX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class R EDIRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EDIRX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class A EGRAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	2.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EGRAX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class C EGRCX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	3.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EGRCX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class I EGRIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	2.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EGRIX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class R EGRRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	3.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EGRRX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class R6 EGRSX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$129	2.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EGRSX-TSR-SAR

Eaton Vance Diversified Currency Income Fund

Class A EAIIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$58,725,715
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	406
Portfolio Turnover Rate (for International Income Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EAIIX-TSR-SAR

Eaton Vance Diversified Currency Income Fund

Class C ECIMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$58,725,715
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	406
Portfolio Turnover Rate (for International Income Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECIMX-TSR-SAR

Eaton Vance Diversified Currency Income Fund

Class I EIIMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$58,725,715
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	406
Portfolio Turnover Rate (for International Income Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIIMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class A EAAMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EAAMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class C ECAMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECAMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class I EIAMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIAMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class R6 ERAMX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ERAMX-TSR-SAR

Eaton Vance Short Duration High Income Fund

Class A ESHAX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$91,165,631
# of Portfolio Holdings	216
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.2%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.9%
Corporate Bonds	85.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.4%
CCC or Lower	7.4%
B	37.6%
BB	51.6%
BBB	1.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ESHAX-TSR-SAR

Eaton Vance Short Duration High Income Fund

Class I ESHIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$91,165,631
# of Portfolio Holdings	216
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.2%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.9%
Corporate Bonds	85.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.4%
CCC or Lower	7.4%
B	37.6%
BB	51.6%
BBB	1.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ESHIX-TSR-SAR

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Class A EACPX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$157,380,586
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	47
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Multi-Cap Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.1%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.3%
Health Care	6.8%
Industrials	8.2%
Consumer Discretionary	14.3%
Communication Services	16.8%
Information Technology	45.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.8%
Amazon.com, Inc.	9.8%
Microsoft Corp.	9.4%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.2%
Alphabet, Inc., Class C	5.2%
Monolithic Power Systems, Inc.	4.8%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.5%
Visa, Inc., Class A	3.4%
Total	68.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EACPX-TSR-SAR

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Class C ECCPX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$157,380,586
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	47
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Multi-Cap Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.1%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.3%
Health Care	6.8%
Industrials	8.2%
Consumer Discretionary	14.3%
Communication Services	16.8%
Information Technology	45.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.8%
Amazon.com, Inc.	9.8%
Microsoft Corp.	9.4%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.2%
Alphabet, Inc., Class C	5.2%
Monolithic Power Systems, Inc.	4.8%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.5%
Visa, Inc., Class A	3.4%
Total	68.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECCPX-TSR-SAR

Eaton Vance Tax-Managed Small-Cap Fund

Class A ETMGX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$110,462,853
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	66
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.3%
Utilities	2.5%
Short-Term Investments	3.1%
Consumer Staples	3.4%
Health Care	4.9%
Materials	5.8%
Real Estate	6.9%
Information Technology	12.0%
Consumer Discretionary	14.9%
Financials	19.6%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.5%
Community Financial System, Inc.	2.9%
Diodes, Inc.	2.9%
Franklin Electric Co., Inc.	2.9%
Dorman Products, Inc.	2.8%
Southstate Bank Corp.	2.8%
Aramark	2.6%
Essential Properties Realty Trust, Inc.	2.6%
IDACORP, Inc.	2.5%
Valvoline, Inc.	2.5%
Total	28.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETMGX-TSR-SAR

Eaton Vance Tax-Managed Small-Cap Fund

Class C ECMGX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$110,462,853
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	66
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.3%
Utilities	2.5%
Short-Term Investments	3.1%
Consumer Staples	3.4%
Health Care	4.9%
Materials	5.8%
Real Estate	6.9%
Information Technology	12.0%
Consumer Discretionary	14.9%
Financials	19.6%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.5%
Community Financial System, Inc.	2.9%
Diodes, Inc.	2.9%
Franklin Electric Co., Inc.	2.9%
Dorman Products, Inc.	2.8%
Southstate Bank Corp.	2.8%
Aramark	2.6%
Essential Properties Realty Trust, Inc.	2.6%
IDACORP, Inc.	2.5%
Valvoline, Inc.	2.5%
Total	28.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECMGX-TSR-SAR

Eaton Vance Tax-Managed Small-Cap Fund

Class I EIMGX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$110,462,853
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	66
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.3%
Utilities	2.5%
Short-Term Investments	3.1%
Consumer Staples	3.4%
Health Care	4.9%
Materials	5.8%
Real Estate	6.9%
Information Technology	12.0%
Consumer Discretionary	14.9%
Financials	19.6%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.5%
Community Financial System, Inc.	2.9%
Diodes, Inc.	2.9%
Franklin Electric Co., Inc.	2.9%
Dorman Products, Inc.	2.8%
Southstate Bank Corp.	2.8%
Aramark	2.6%
Essential Properties Realty Trust, Inc.	2.6%
IDACORP, Inc.	2.5%
Valvoline, Inc.	2.5%
Total	28.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIMGX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Global Macro Absolute Return Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Global Macro Absolute Return Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Global Macro Portfolio, at value (identified cost $3,710,220,718)	$3,794,174,733
Receivable for Fund shares sold	5,584,815
Total assets	$3,799,759,548
Liabilities
Payable for Fund shares redeemed	$3,533,260
Payable to affiliates:
Distribution and service fees	82,985
Sub-transfer agency fee	27,787
Trustees' fees	293
Payable for transfer and dividend disbursing agent fees	582,458
Accrued expenses	274,130
Total liabilities	$4,500,913
Net Assets	$3,795,258,635
Sources of Net Assets
Paid-in capital	$4,244,762,414
Accumulated loss	(449,503,779)
Net Assets	$3,795,258,635
Class A Shares
Net Assets	$311,263,113
Shares Outstanding	34,608,943
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.99
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.29
Class C Shares
Net Assets	$23,118,163
Shares Outstanding	2,558,008
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.04
Class I Shares
Net Assets	$3,254,471,425
Shares Outstanding	362,849,304
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.97
Class R Shares
Net Assets	$2,778,002
Shares Outstanding	308,245
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.01
1
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class R6 Shares
Net Assets	$203,627,932
Shares Outstanding	22,728,778
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.96
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $288,656)	$11,836,758
Interest income allocated from Portfolio (net of foreign taxes withheld of $2,381,769)	117,383,882
Other income allocated from Portfolio	2,070,979
Expenses, excluding interest and dividend expense, allocated from Portfolio	(11,081,226)
Interest and dividend expense allocated from Portfolio	(6,827,860)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	398,883
Total investment income from Portfolio	$113,781,416
Expenses
Distribution and service fees:
Class A	$346,360
Class C	100,408
Class R	5,634
Trustees’ fees and expenses	500
Custodian fee	46,518
Transfer and dividend disbursing agent fees	1,667,758
Legal and accounting services	124,025
Printing and postage	71,713
Registration fees	207,222
Miscellaneous	13,875
Total expenses	$2,584,013
Net investment income	$111,197,403
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $12,642)	$76,088,131
Written options	1,216,298
Securities sold short	(14,934)
Futures contracts	581,429
Futures style options	(1,558,908)
Swap contracts	361,821
Foreign currency transactions	(668,804)
Forward foreign currency exchange contracts	5,224,108
Net realized gain	$81,229,141
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $158,078)	$13,261,016
Written options	254,110
Securities sold short	4,494,898
Futures contracts	(3,364,696)
Futures style options	(2,364,927)
Swap contracts	(5,971,246)
Foreign currency	(476,931)
Forward foreign currency exchange contracts	(8,734,151)
Net change in unrealized appreciation (depreciation)	$(2,901,927)
Net realized and unrealized gain	$78,327,214
Net increase in net assets from operations	$189,524,617
3
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$111,197,403	$151,186,058
Net realized gain (loss)	81,229,141	(7,666,763)
Net change in unrealized appreciation (depreciation)	(2,901,927)	110,636,016
Net increase in net assets from operations	$189,524,617	$254,155,311
Distributions to shareholders:
Class A	$(10,854,763)	$(10,386,224)
Class C	(679,431)	(799,607)
Class I	(116,876,405)	(110,993,263)
Class R	(82,838)	(99,843)
Class R6	(8,002,160)	(10,921,792)
Total distributions to shareholders	$(136,495,597)	$(133,200,729)
Transactions in shares of beneficial interest:
Class A	$60,199,993	$78,731,322
Class C	5,135,335	(222,104)
Class I	675,823,055	1,019,846,603
Class R	775,370	183,425
Class R6	14,620,655	(3,974,733)
Net increase in net assets from Fund share transactions	$756,554,408	$1,094,564,513
Net increase in net assets	$809,583,428	$1,215,519,095
Net Assets
At beginning of period	$2,985,675,207	$1,770,156,112
At end of period	$3,795,258,635	$2,985,675,207
4
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.84	$8.38	$8.16	$7.91	$8.66	$8.64
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.57	$0.56	$0.48	$0.42	$0.37
Net realized and unrealized gain (loss)	0.22	0.39	0.11	0.22	(0.79)	(0.02)
Total income (loss) from operations	$0.50	$0.96	$0.67	$0.70	$(0.37)	$0.35
Less Distributions
From net investment income	$(0.35)	$(0.50)	$(0.45)	$(0.38)	$(0.33)	$(0.33)
Tax return of capital	—	—	—	(0.07)	(0.05)	—
Total distributions	$(0.35)	$(0.50)	$(0.45)	$(0.45)	$(0.38)	$(0.33)
Net asset value — End of period	$8.99	$8.84	$8.38	$8.16	$7.91	$8.66
Total Return(2)	5.85%(3)	11.89%	8.31%	8.86%	(4.27)%	4.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$311,263	$246,550	$157,927	$148,689	$163,369	$276,486
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.43%(7)	1.52%	1.47%	1.42%	1.14%	1.10%
Net expenses(6)	1.41%(7)(8)	1.50%(8)	1.46%(8)	1.41%(8)	1.14%(8)	1.10%
Net investment income	6.34%(7)	6.66%	6.69%	5.88%	5.03%	4.20%
Portfolio Turnover of the Portfolio	89%(3)	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.87	$8.41	$8.19	$7.95	$8.69	$8.68
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.52	$0.49	$0.43	$0.37	$0.31
Net realized and unrealized gain (loss)	0.23	0.37	0.12	0.21	(0.79)	(0.03)
Total income (loss) from operations	$0.48	$0.89	$0.61	$0.64	$(0.42)	$0.28
Less Distributions
From net investment income	$(0.31)	$(0.43)	$(0.39)	$(0.33)	$(0.28)	$(0.27)
Tax return of capital	—	—	—	(0.07)	(0.04)	—
Total distributions	$(0.31)	$(0.43)	$(0.39)	$(0.40)	$(0.32)	$(0.27)
Net asset value — End of period	$9.04	$8.87	$8.41	$8.19	$7.95	$8.69
Total Return(2)	5.48%(3)	10.89%	7.61%	8.06%	(4.91)%	3.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,118	$17,647	$16,992	$21,089	$26,640	$36,557
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.18%(7)	2.29%	2.22%	2.13%	1.84%	1.80%
Net expenses(6)	2.16%(7)(8)	2.27%(8)	2.21%(8)	2.12%(8)	1.84%(8)	1.80%
Net investment income	5.58%(7)	6.03%	5.86%	5.18%	4.38%	3.49%
Portfolio Turnover of the Portfolio	89%(3)	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.82	$8.36	$8.14	$7.90	$8.64	$8.63
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.59	$0.58	$0.51	$0.45	$0.39
Net realized and unrealized gain (loss)	0.22	0.39	0.12	0.21	(0.79)	(0.02)
Total income (loss) from operations	$0.51	$0.98	$0.70	$0.72	$(0.34)	$0.37
Less Distributions
From net investment income	$(0.36)	$(0.52)	$(0.48)	$(0.40)	$(0.34)	$(0.36)
Tax return of capital	—	—	—	(0.08)	(0.06)	—
Total distributions	$(0.36)	$(0.52)	$(0.48)	$(0.48)	$(0.40)	$(0.36)
Net asset value — End of period	$8.97	$8.82	$8.36	$8.14	$7.90	$8.64
Total Return(2)	5.91%(3)	12.19%	8.59%	9.17%	(4.00)%	4.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,254,471	$2,533,673	$1,413,301	$1,401,233	$1,413,454	$1,851,665
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.19%(7)	1.25%	1.21%	1.14%	0.84%	0.80%
Net expenses(6)	1.17%(7)(8)	1.23%(8)	1.20%(8)	1.13%(8)	0.84%(8)	0.80%
Net investment income	6.59%(7)	6.85%	6.97%	6.14%	5.39%	4.50%
Portfolio Turnover of the Portfolio	89%(3)	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.85	$8.39	$8.17	$7.93	$8.67	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.56	$0.55	$0.47	$0.41	$0.36
Net realized and unrealized gain (loss)	0.23	0.38	0.10	0.21	(0.79)	(0.03)
Total income (loss) from operations	$0.50	$0.94	$0.65	$0.68	$(0.38)	$0.33
Less Distributions
From net investment income	$(0.34)	$(0.48)	$(0.43)	$(0.37)	$(0.31)	$(0.32)
Tax return of capital	—	—	—	(0.07)	(0.05)	—
Total distributions	$(0.34)	$(0.48)	$(0.43)	$(0.44)	$(0.36)	$(0.32)
Net asset value — End of period	$9.01	$8.85	$8.39	$8.17	$7.93	$8.67
Total Return(2)	5.80%(3)	11.47%	8.16%	8.62%	(4.45)%	3.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,778	$1,966	$1,685	$1,171	$1,267	$1,274
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.69%(7)	1.78%	1.71%	1.64%	1.33%	1.29%
Net expenses(6)	1.67%(7)(8)	1.76%(8)	1.70%(8)	1.63%(8)	1.33%(8)	1.29%
Net investment income	6.07%(7)	6.46%	6.59%	5.65%	4.95%	4.02%
Portfolio Turnover of the Portfolio	89%(3)	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.81	$8.35	$8.13	$7.89	$8.63	$8.62
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.61	$0.58	$0.51	$0.45	$0.40
Net realized and unrealized gain (loss)	0.22	0.37	0.12	0.21	(0.78)	(0.03)
Total income (loss) from operations	$0.52	$0.98	$0.70	$0.72	$(0.33)	$0.37
Less Distributions
From net investment income	$(0.37)	$(0.52)	$(0.48)	$(0.40)	$(0.35)	$(0.36)
Tax return of capital	—	—	—	(0.08)	(0.06)	—
Total distributions	$(0.37)	$(0.52)	$(0.48)	$(0.48)	$(0.41)	$(0.36)
Net asset value — End of period	$8.96	$8.81	$8.35	$8.13	$7.89	$8.63
Total Return(2)	5.96%(3)	12.17%	8.68%	9.27%	(3.80)%	4.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$203,628	$185,840	$180,251	$227,962	$252,269	$376,984
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.09%(7)	1.22%	1.15%	1.06%	0.77%	0.73%
Net expenses(6)	1.07%(7)(8)	1.20%(8)	1.14%(8)	1.05%(8)	0.77%(8)	0.73%
Net investment income	6.71%(7)	7.07%	6.96%	6.23%	5.44%	4.56%
Portfolio Turnover of the Portfolio	89%(3)	142%	156%	96%	81%	88%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
10

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $417,678,625 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $32,996,116 are short-term and $384,682,509 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited. (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $36,757 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter,
11

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

received $8,008 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026 in the amount of $2,792. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $346,360 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $75,306 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $2,817 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $25,102 and $2,817 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $447 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $650,733,054 and $32,017,264, respectively.
12

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	10,035,196	$ 90,013,689	12,764,649	$ 110,928,442
Issued to shareholders electing to receive payments of distributions in Fund shares	1,171,735	10,460,284	1,146,693	9,849,334
Redemptions	(4,490,769)	(40,273,980)	(4,873,928)	(42,046,454)
Net increase	6,716,162	$ 60,199,993	9,037,414	$ 78,731,322
Class C
Sales	808,492	$ 7,290,129	580,361	$ 5,061,606
Issued to shareholders electing to receive payments of distributions in Fund shares	71,618	642,111	88,559	761,880
Redemptions	(310,578)	(2,796,905)	(701,446)	(6,045,590)
Net increase (decrease)	569,532	$ 5,135,335	(32,526)	$ (222,104)
Class I
Sales	95,846,744	$858,351,755	155,399,346	$1,338,888,373
Issued to shareholders electing to receive payments of distributions in Fund shares	11,687,978	104,064,235	10,997,347	94,353,480
Redemptions	(32,020,093)	(286,592,935)	(48,203,902)	(413,395,250)
Net increase	75,514,629	$675,823,055	118,192,791	$1,019,846,603
Class R
Sales	123,461	$ 1,108,846	70,341	$ 606,117
Issued to shareholders electing to receive payments of distributions in Fund shares	9,261	82,838	11,624	99,843
Redemptions	(46,474)	(416,314)	(60,781)	(522,535)
Net increase	86,248	$ 775,370	21,184	$ 183,425
Class R6
Sales	2,878,822	$ 25,784,796	5,783,725	$ 49,625,092
Issued to shareholders electing to receive payments of distributions in Fund shares	246,819	2,194,857	293,068	2,508,071
Redemptions	(1,495,670)	(13,358,998)	(6,568,622)	(56,107,896)
Net increase (decrease)	1,629,971	$ 14,620,655	(491,829)	$ (3,974,733)
13

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2344, Class ZD, 6.50%, 8/15/31	$72	$ 73,982
Series 2458, Class ZB, 7.00%, 6/15/32	178	185,655
Federal National Mortgage Association:
Series 1998-16, Class H, 7.00%, 4/18/28	16	15,831
Series 1998-44, Class ZA, 6.50%, 7/20/28	29	29,903
Series 1999-25, Class Z, 6.00%, 6/25/29	37	37,136
Series 2000-2, Class ZE, 7.50%, 2/25/30	6	6,520
Series 2001-31, Class ZA, 6.00%, 7/25/31	297	300,638
Series 2001-74, Class QE, 6.00%, 12/25/31	129	132,104
Series 2009-48, Class WA, 5.771%, 7/25/39(1)	471	479,314
Series 2011-38, Class SA, 2.221%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(2)	648	479,145
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(3)	7,013	7,037,037
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	19,615	18,635,132
Total Collateralized Mortgage Obligations (identified cost $28,398,274)		$ 27,412,397

Common Stocks — 5.5%
Security	Shares	Value
Argentina — 0.4%
Banco BBVA Argentina SA ADR	47,072	$ 671,247
Banco Macro SA ADR(5)	29,680	2,136,960
Central Puerto SA ADR(5)	30,447	429,607
Corp. America Airports SA(5)	11,484	286,526
Cresud SA ADR(5)	12,229	137,576
Empresa Distribuidora Y Comercializadora Norte ADR(5)	6,339	158,792
Grupo Financiero Galicia SA ADR(5)	85,214	3,522,747
Grupo Supervielle SA ADR(5)	41,256	339,537
IRSA Inversiones y Representaciones SA ADR(5)	10,125	141,446
Loma Negra Cia Industrial Argentina SA ADR(5)	16,420	181,277
Pampa Energia SA ADR(5)	12,573	1,041,925
Telecom Argentina SA ADR	24,978	298,237
Transportadora de Gas del Sur SA, Class B ADR(5)	22,385	682,966
Vista Energy SAB de CV ADR(5)	30,067	2,234,579
YPF SA ADR(5)	64,680	2,920,949
		$ 15,184,371
Security	Shares	Value
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 844,490
		$ 844,490
Brazil — 0.0%†
Adecoagro SA	10,804	$ 152,228
Arcos Dorados Holdings, Inc., Class A	48,862	435,849
		$ 588,077
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	5,122,901	$ 6,564,276
		$ 6,564,276
Canada — 0.0%†
Amaroq Ltd.(5)	517,800	$ 686,819
Lithium Argentina AG(5)	46,088	468,715
		$ 1,155,534
China — 0.0%†
Shimao Group Holdings Ltd.(5)	582,390	$ 12,419
Times China Holdings Ltd.(5)	1,518,847	10,567
		$ 22,986
Cyprus — 0.4%
Bank of Cyprus Holdings PLC	1,293,000	$ 14,012,030
		$ 14,012,030
Georgia — 0.2%
Georgia Capital PLC(5)	133,952	$ 7,136,440
		$ 7,136,440
Greece — 0.8%
Alpha Bank SA	485,181	$ 1,947,143
Athens International Airport SA	29,513	336,522
CrediaBank SA(5)	1,154,564	1,637,971
Eurobank SA	1,005,367	4,374,404
GEK TERNA SA	41,900	2,013,574
Hellenic Telecommunications Organization SA	74,862	1,600,537
Helleniq Energy Holdings SA	34,400	397,099
Ideal Holdings SA	22,813	156,426
JUMBO SA	48,994	1,337,274
LAMDA Development SA(5)	30,988	220,743
Metlen Energy & Metals PLC(5)	64,250	2,715,353
Motor Oil (Hellas) Corinth Refineries SA	28,366	1,266,125
National Bank of Greece SA	232,955	3,691,914
Optima bank SA	77,763	813,561

14
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Piraeus Bank SA	352,537	$ 3,337,485
Public Power Corp. SA	119,835	2,544,410
Qualco Group SA(5)	52,437	340,867
Titan SA	16,242	873,046
		$ 29,604,454
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	300,825	$ 2,382,922
MOL Hungarian Oil & Gas PLC	357,666	4,777,057
OTP Bank Nyrt	105,229	14,114,250
Richter Gedeon Nyrt	52,467	2,213,044
		$ 23,487,273
Iceland — 0.4%
Arion Banki Hf.(4)	1,881,577	$ 2,945,231
Bera Hf.(5)	3,273,323	409,548
Eik fasteignafelag Hf.	3,253,209	373,091
Eimskipafelag Islands Hf.	220,734	443,261
Festi Hf.	378,876	1,024,073
Hagar Hf.	1,767,490	1,733,595
Hampidjan Hf.	356,548	259,994
Heimar Hf.	2,553,766	716,954
Icelandair Group Hf.(5)	54,957,023	345,514
Islandsbanki Hf.	2,648,039	3,098,655
Kaldalon Hf.	304,700	64,839
Kvika banki Hf.	6,468,924	818,363
Reitir fasteignafelag Hf.	875,641	810,740
Siminn Hf.	3,639,484	358,892
Sjova-Almennar Tryggingar Hf.	191,700	62,398
Skagi Hf.	2,290,750	351,311
		$ 13,816,459
India — 0.6%
Ambuja Cements Ltd.	98,100	$ 461,382
Apollo Hospitals Enterprise Ltd.	7,200	581,189
Asian Paints Ltd.	16,400	425,554
Bharti Airtel Ltd.	25,200	503,746
Dabur India Ltd.	99,500	464,272
DLF Ltd.	84,900	528,471
Fortis Healthcare Ltd.	59,500	581,945
HDFC Asset Management Co. Ltd.(4)	19,700	565,255
HDFC Bank Ltd.	55,900	457,210
HDFC Life Insurance Co. Ltd.(4)	67,100	416,787
Hero MotoCorp Ltd.	9,000	486,332
Hindustan Aeronautics Ltd.(6)	5,200	238,747
Hindustan Unilever Ltd.	19,500	463,568
Security	Shares	Value
India (continued)
ICICI Bank Ltd.	35,300	$ 473,667
ICICI Prudential Life Insurance Co. Ltd.(4)	67,400	365,838
Infosys Ltd.	127,131	1,600,467
ITC Ltd.	158,600	528,065
Jindal Steel Ltd.	39,700	513,725
JSW Steel Ltd.	42,200	564,959
Kwality Wall's India Ltd.(5)	9,800	2,812
Lodha Developers Ltd.(4)	55,000	524,239
Marico Ltd.	67,900	555,840
Maruti Suzuki India Ltd.	3,300	465,567
Max Healthcare Institute Ltd.	48,700	512,398
Muthoot Finance Ltd.	12,100	438,453
Nippon Life India Asset Management Ltd.(4)	62,500	669,205
Oberoi Realty Ltd.	35,000	618,966
One 97 Communications Ltd.(5)	44,100	512,510
Persistent Systems Ltd.	33,700	1,721,847
Reliance Industries Ltd.	35,300	535,374
SBI Life Insurance Co. Ltd.(4)	21,600	414,843
State Bank of India	44,600	504,470
Tata Consultancy Services Ltd.	66,800	1,752,985
Tata Steel Ltd.	227,300	508,278
TVS Motor Co. Ltd.	13,900	514,743
UltraTech Cement Ltd.	3,900	478,525
Varun Beverages Ltd.	89,200	485,872
Wipro Ltd.	899,000	1,915,558
		$ 23,353,664
Luxembourg — 0.0%†
Alvotech SA(5)	159,503	$ 540,545
		$ 540,545
Nigeria — 0.1%
Access Holdings PLC	2,840,529	$ 55,943
Fidelity Bank PLC(5)	1,331,659	19,304
First HoldCo PLC	11,959,968	559,894
Guaranty Trust Holding Co. PLC	3,866,699	379,737
Nigerian Breweries PLC(5)	542,654	31,073
Transnational Corp. of Nigeria PLC	213,337	6,927
United Bank for Africa PLC	13,107,185	407,053
Zenith Bank PLC	11,224,146	1,066,806
		$ 2,526,737
Philippines — 0.2%
Ayala Corp.	47,840	$ 363,748
Ayala Land, Inc.	1,510,100	371,558
Bank of the Philippine Islands	393,220	572,504

15
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
BDO Unibank, Inc.	422,827	$ 790,667
International Container Terminal Services, Inc.	162,290	1,880,886
SM Investments Corp.	93,640	923,359
SM Prime Holdings, Inc.	2,655,600	821,773
		$ 5,724,495
Poland — 0.0%†
Budimex SA	4,170	$ 758,119
Grupa Kety SA	2,041	623,367
		$ 1,381,486
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(5)	564,900	$ 4,694,319
		$ 4,694,319
Slovenia — 0.2%
Nova Ljubljanska Banka DD GDR(6)	157,872	$ 8,279,827
		$ 8,279,827
Switzerland — 0.0%†
Oculis Holding AG(5)	26,940	$ 725,170
		$ 725,170
United Arab Emirates — 0.2%
Aldar Properties PJSC	1,776,620	$ 3,736,417
Emaar Properties PJSC	1,737,560	5,594,940
		$ 9,331,357
United States — 0.0%†
JBT Marel Corp.(7)	1,771	$ 209,155
JBT Marel Corp.(7)	1,429	170,192
		$ 379,347
Vietnam — 1.1%
Asia Commercial Bank JSC	2,067,600	$ 1,849,339
Bank for Foreign Trade of Vietnam JSC	390,958	889,956
Bank for Investment & Development of Vietnam JSC	835,200	1,273,715
Binh Minh Plastics JSC	37,000	203,732
Coteccons Construction JSC	266,805	883,336
Duc Giang Chemicals JSC	73,500	149,663
FPT Corp.	713,377	2,049,648
FPT Digital Retail JSC(5)	181,125	1,023,012
Gemadept Corp.	768,500	2,200,165
Hoa Phat Group JSC	843,750	889,847
IDICO Corp. JSC	161,460	276,860
Security	Shares	Value
Vietnam (continued)
Khang Dien House Trading & Investment JSC(5)	667,456	$ 644,449
KIDO Group Corp.	13,562	22,535
Kinh Bac City Development Holding Corp.(5)	748,800	964,216
Masan Group Corp.(5)	287,600	839,117
Military Commercial Joint Stock Bank	1,471,877	1,458,793
Mobile World Investment Corp.	929,098	2,971,692
Nam Long Investment Corp.	799,974	843,858
PetroVietnam Gas JSC	402,400	1,152,236
Phat Dat Real Estate Development Corp.(5)	458,136	287,582
Phu Nhuan Jewelry JSC	438,210	1,126,884
Refrigeration Electrical Engineering Corp.	380,599	871,858
Saigon Beer Alcohol Beverage Corp.	454,900	820,331
Saigon Thuong Tin Commercial JSB(5)	456,800	1,172,421
SSI Securities Corp.	1,604,400	1,693,114
Techcom Securities JSC	667,738	1,287,119
Vietnam Dairy Products JSC	737,081	1,708,194
Vietnam Joint Stock Commercial Bank for Industry & Trade	423,929	564,003
Vietnam Prosperity JSC Bank	562,500	565,602
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,517,146
Vingroup JSC(5)	443,476	3,630,549
Vinh Hoan Corp.	348,300	809,039
Vinhomes JSC(4)(5)	446,400	2,484,607
VP Bank Securities Ltd. Co.(5)	637,390	665,898
		$ 39,790,516
Total Common Stocks (identified cost $168,365,664)		$ 209,143,853

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd.:
0.00%, 6/23/26(4)	USD	2,985	$ 488,766
0.00%, 6/23/28(4)	USD	2,205	567,910
Times China Holdings Ltd.:
0.00%, 3/30/27(4)	USD	2,687	14,885
0.00%, 3/30/27(4)	USD	558	4,184
Total Convertible Bonds (identified cost $1,898,921)			$ 1,075,745

16
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(8)	TZS	4,316,000	$ 1,971,541
13.75%, 9/27/50(8)	TZS	1,442,100	637,567
Total Credit Linked Notes (identified cost $2,545,199)			$ 2,609,108

Foreign Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(6)	USD	2,925	$ 2,995,630
			$ 2,995,630
Argentina — 0.0%†
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(6)	USD	216	$ 163,080
11.00%, 11/1/31(4)	USD	1,157	873,535
			$ 1,036,615
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(6)	USD	1,362	$ 1,371,408
			$ 1,371,408
Brazil — 0.5%
Braskem Netherlands Finance BV:
4.50%, 1/31/30(6)	USD	7,812	$ 4,624,001
7.25%, 2/13/33(6)	USD	5,385	3,089,644
8.00%, 10/15/34(6)	USD	4,453	2,607,855
Raizen Fuels Finance SA:
5.70%, 1/17/35(6)	USD	5,815	3,188,074
6.25%, 7/8/32(6)	USD	7,703	4,236,650
6.45%, 3/5/34(6)	USD	1,148	626,377
			$ 18,372,601
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	1,571	$ 86,405
Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(4)(10)	USD	562	$ 16,848
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(4)(10)	USD	842	18,954
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(4)(10)	USD	842	17,556
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(4)(10)	USD	3,114	116,761
Times China Holdings Ltd.:
4.00%, 3/30/29(4)(10)	USD	602	20,307
4.20%, 9/30/32(4)(10)	USD	2,244	70,139
			$ 346,970
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(6)(11)(12)	USD	3,777	$ 3,958,315
TBC Bank Group PLC, 22.00%, 6/5/28(4)	UZS	41,540,000	3,497,160
			$ 7,455,475
Hungary — 0.1%
MBH Bank Nyrt, 5.25% to 1/29/29, 1/29/30(6)(12)	EUR	3,369	$ 3,974,956
			$ 3,974,956
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	3,679	$ 0
			$ 0
India — 0.2%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	$ 6,470,527
Reliance Communications Ltd., 6.50%, 11/6/20(6)(9)	USD	1,800	27,000
			$ 6,497,527
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	3,466,500	$ 7,254,776
ForteBank JSC:
7.75%, 2/4/30(4)	USD	4,690	4,842,966
9.75% to 11/3/30(6)(11)(12)	USD	4,550	4,667,763
			$ 16,765,505
Kyrgyzstan — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(6)	USD	3,750	$ 3,760,394
			$ 3,760,394

17
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(9)	USD	3,667	$ 27,504
10.00%, 12/19/22(6)(9)	USD	1,741	13,059
			$ 40,563
Mongolia — 0.1%
State Bank JSC, 8.90%, 9/25/28(6)	USD	2,510	$ 2,505,524
			$ 2,505,524
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,479,689
Corp. Andina de Fomento:
7.50%, 4/4/34(6)	INR	559,000	5,653,799
8.25%, 4/26/34	INR	452,000	4,755,552
European Bank for Reconstruction & Development, 17.35%, 3/1/27(6)	USD	401	418,596
			$ 12,307,636
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(6)	USD	1,266	$ 1,227,981
MHP Lux SA:
6.25%, 9/19/29(4)	USD	723	654,940
6.25%, 9/19/29(6)	USD	1,552	1,405,901
10.50%, 7/28/29(6)	USD	5,309	5,450,822
			$ 8,739,644
Uzbekistan — 2.1%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	221,552,000	$ 18,559,174
Ipoteka-Bank ATIB:
17.50%, 10/9/28(6)	UZS	41,010,000	3,551,181
20.50%, 4/25/27(6)	UZS	42,080,000	3,709,974
JSCB Agrobank:
9.25%, 10/2/29(6)	USD	7,973	8,691,860
20.75%, 9/15/28	UZS	127,710,000	11,198,888
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(6)(11)(12)	USD	7,110	7,430,721
19.95%, 4/25/28(6)	UZS	43,950,000	4,008,104
21.00%, 7/24/27(6)	UZS	232,110,000	21,002,911
			$ 78,152,813
Venezuela — 1.1%
Petroleos de Venezuela SA:
5.375%, 4/12/27(6)(9)	USD	10,078	$ 3,816,929
6.00%, 10/28/22(6)(9)	USD	16,976	6,069,094
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
6.00%, 5/16/24(6)(9)	USD	9,558	$ 3,774,536
6.00%, 11/15/26(6)(9)	USD	10,824	4,302,470
8.50%, 10/20/27	USD	100	115,500
8.50%, 10/20/27	USD	8,674	10,017,892
9.00%, 11/17/21(6)(9)	USD	8,232	3,745,372
9.75%, 5/17/35(6)(9)	USD	9,478	4,490,392
12.75%, 2/17/22(6)(9)	USD	9,436	4,854,808
			$ 41,186,993
Total Foreign Corporate Bonds (identified cost $189,332,970)			$ 205,510,254

Insurance Linked Securities — 1.2%
Security	Shares	Value
Reinsurance Side Cars — 0.8%
Beacon RE(5)(13)(14)(15)	2,963,783	$ 2,983,048
Beacon RE(5)(13)(14)(15)	3,536,217	3,536,217
Eden Re II Ltd.:
Series 2023B, 0.00%, 3/19/27(4)(13)(14)(15)	7,394	113,127
Series 2024A, 0.00%, 3/17/28(4)(13)(14)(15)	31,579	83,125
Series 2024B, 0.00%, 3/17/28(4)(13)(14)(15)	6,667	95,123
Series 2025A, 0.00%, 3/19/30(4)(13)(14)(15)	93,023	582,130
Mt. Logan Re Ltd.:
Participating Units(5)(13)(14)(15)	4,000,000	4,206,800
Series A-1(13)(15)(16)	4,400	6,622,091
PartnerRe Ltd.(5)(13)(15)	11	11,454,300
		$ 29,675,961
Segregated Account/Funds — 0.4%
PartnerRe ILS Fund SAC Ltd.(5)(13)(15)(16)	5,700,000	$ 8,022,750
Voussoir Re Ltd.(5)(13)(15)	815	1,161,383
Voussoir Re Ltd.(5)(13)(15)	4,531	6,165,557
		$ 15,349,690
Total Insurance Linked Securities (identified cost $38,852,758)		$ 45,025,651

18
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(6)(13)(17)	UZS	62,624,565	$ 5,258,038
Total Loan Participation Notes (identified cost $5,368,712)			$ 5,258,038

Senior Floating-Rate Loans — 1.2%(18)
Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 0.5%
Provincia De Neuquen:
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$598	$ 603,934
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	478	482,775
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	11,749	11,920,088
Term Loan, 7/8/30(19)	8,131	8,130,920
		$ 21,137,717
Suriname — 0.7%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(19)	$22,624	$ 22,624,387
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	2,376	2,409,915
		$ 25,034,302
Total Senior Floating-Rate Loans (identified cost $45,841,812)		$ 46,172,019

Sovereign Government Bonds — 32.1%
Security	Principal Amount (000's omitted)		Value
Albania — 1.3%
Albania Government International Bonds:
3.50%, 11/23/31(6)	EUR	3,050	$ 3,530,775
4.75%, 2/14/35(6)	EUR	6,476	7,559,671
5.90%, 6/9/28(6)	EUR	6,602	8,091,554
Security	Principal Amount (000's omitted)		Value
Albania (continued)
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	$ 390,692
3.90%, 1/22/30	ALL	90,600	1,139,480
4.05%, 2/7/32	ALL	247,000	3,099,966
4.30%, 7/10/27	ALL	293,600	3,643,356
4.70%, 2/23/27	ALL	78,200	970,697
4.95%, 7/22/29	ALL	876,300	11,391,489
5.25%, 1/26/29	ALL	487,600	6,336,940
5.25%, 1/23/35	ALL	107,600	1,408,397
5.59%, 2/19/40	ALL	81,000	1,053,149
6.13%, 7/25/34	ALL	36,300	500,430
			$ 49,116,596
Angola — 0.3%
Angola Government International Bonds:
9.125%, 11/26/49(6)	USD	3,116	$ 2,982,761
9.244%, 1/15/31(6)	USD	2,823	3,015,150
9.375%, 3/31/33(6)	USD	3,361	3,563,207
			$ 9,561,118
Argentina — 1.8%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(20)	USD	62,725	$ 38,343,792
1.00%, 7/9/29	USD	290	177,277
Province of Santa Fe, 8.10%, 12/11/34(6)	USD	7,406	7,276,395
Provincia de Cordoba:
8.60%, 2/3/35(4)	USD	2,973	2,876,378
9.75%, 7/2/32(4)	USD	5,382	5,606,699
9.75%, 7/2/32(6)	USD	2,254	2,348,105
Provincia del Chubut Argentina, 9.45%, 4/29/36(4)	USD	11,927	12,314,627
			$ 68,943,273
Armenia — 1.3%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	2,822,575	$ 7,821,385
9.00%, 10/29/35	AMD	7,364,174	20,394,995
9.25%, 4/29/28	AMD	1,439,030	4,019,240
9.60%, 10/29/33	AMD	4,241,233	12,213,359
9.75%, 10/29/50	AMD	618,877	1,806,022
9.75%, 10/29/52	AMD	673,150	1,959,822
			$ 48,214,823

19
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(6)	USD	7,699	$ 8,275,270
			$ 8,275,270
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(6)	EUR	1,315	$ 1,487,177
4.95%, 1/22/35(6)	EUR	565	599,925
Benin Sukuk SA, 6.20%, 1/29/33(4)	USD	921	874,467
			$ 2,961,569
Bosnia and Herzegovina — 0.3%
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(6)	EUR	3,180	$ 3,786,849
6.375%, 5/8/33(6)(21)	EUR	7,180	8,268,381
			$ 12,055,230
Brazil — 3.9%
Brazil Letras do Tesouro Nacional:
0.00%, 7/1/26	BRL	175,000	$ 34,578,449
0.00%, 10/1/26	BRL	383,200	73,231,012
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(22)	BRL	45,664	40,500,028
			$ 148,309,489
Colombia — 1.5%
Colombia TES:
7.00%, 3/26/31	COP	38,770,100	$ 8,125,619
7.00%, 6/30/32	COP	3,102,000	615,347
11.75%, 1/24/35	COP	73,071,300	18,275,777
12.50%, 2/27/30	COP	22,876,000	5,952,303
13.25%, 2/9/33	COP	94,426,400	25,084,286
			$ 58,053,332
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(6)	USD	7,346	$ 7,514,325
			$ 7,514,325
Egypt — 1.6%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 31,979,381
24.458%, 10/1/27	EGP	1,095,914	20,300,428
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds, 9.45%, 2/4/33(6)	USD	7,211	$ 7,799,667
			$ 60,079,476
Ethiopia — 0.7%
Ethiopia Government International Bonds, 6.625%, 12/11/24(6)(9)	USD	24,357	$ 25,142,757
			$ 25,142,757
Georgia — 0.2%
Georgia Government International Bonds, 5.125%, 1/28/31(6)	USD	9,430	$ 9,164,297
			$ 9,164,297
Ghana — 0.1%
Ghana Government International Bonds:
0.00%, 7/3/26(6)	USD	408	$ 404,008
5.00% to 7/3/28, 7/3/29(6)(20)	USD	3,404	3,341,249
			$ 3,745,257
Hungary — 0.9%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	6,385,380	$ 15,272,833
3.00%, 4/25/41	HUF	4,003,140	9,157,440
4.00%, 4/28/51	HUF	164,600	391,333
7.00%, 10/24/35	HUF	2,353,900	8,149,101
			$ 32,970,707
India — 0.7%
India Government Bonds:
7.09%, 8/5/54	INR	470,600	$ 4,684,995
7.24%, 8/18/55	INR	2,288,850	23,194,100
			$ 27,879,095
Kazakhstan — 2.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	4,212,153	$ 7,466,964
5.50%, 9/20/28	KZT	22,984	39,771
5.50%, 4/24/32	KZT	4,933,059	6,661,408
7.22%, 12/10/28	KZT	3,288,706	5,840,972
7.68%, 8/13/29	KZT	4,275,318	7,428,981
8.44%, 5/10/31	KZT	1,808,788	2,972,199
8.66%, 4/4/33	KZT	2,945,627	4,574,995
10.55%, 7/28/29	KZT	1,226,683	2,316,921
10.69%, 8/23/33	KZT	979,231	1,680,340

20
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
11.05%, 1/28/37	KZT	143,864	$ 236,955
14.00%, 5/12/31	KZT	3,469,539	7,076,505
14.00%, 5/19/32	KZT	34,476	70,008
14.00%, 2/13/35	KZT	6,966,116	13,963,400
14.45%, 6/5/33	KZT	1,483,264	3,054,365
14.50%, 3/6/34	KZT	657,741	1,354,056
14.60%, 3/6/32	KZT	87,910	182,598
15.18%, 2/5/32	KZT	3,956,257	8,392,689
16.95%, 10/9/30	KZT	3,045,179	6,841,340
			$ 80,154,467
Kenya — 0.1%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(6)	USD	1,373	$ 1,311,586
8.70%, 2/26/39(6)	USD	881	832,551
8.80%, 10/9/38(6)	USD	972	927,042
			$ 3,071,179
Lebanon — 0.8%
Lebanon Government International Bonds:
5.80%, 4/14/20(6)(9)	USD	13,899	$ 3,544,245
6.00%, 1/27/23(6)(9)	USD	3,481	882,869
6.10%, 10/4/22(6)(9)	USD	13,750	3,479,850
6.15%, 6/19/20(6)(9)	USD	2,969	751,992
6.20%, 2/26/25(6)(9)	USD	1,763	448,899
6.25%, 5/27/22(6)(9)	USD	1,820	461,415
6.25%, 11/4/24(6)(9)	USD	1,890	478,761
6.25%, 6/12/25(6)(9)	USD	2,685	684,675
6.375%, 3/9/20(6)(9)	USD	330	83,841
6.40%, 5/26/23(6)(9)	USD	15,473	3,946,775
6.60%, 11/27/26(6)(9)	USD	2,192	556,605
6.65%, 4/22/24(6)(9)	USD	13,208	3,368,700
6.65%, 11/3/28(6)(9)	USD	1,857	473,063
6.65%, 2/26/30(6)(9)	USD	3,078	792,551
6.75%, 11/29/27(6)(9)	USD	5,426	1,389,968
6.85%, 3/23/27(6)(9)	USD	1,600	406,722
6.85%, 5/25/29(6)(9)	USD	11,474	2,943,978
7.00%, 12/3/24(6)(9)	USD	1,650	418,976
7.00%, 3/20/28(6)(9)	USD	4,863	1,245,360
7.00%, 4/22/31(6)(9)	USD	6,931	1,817,027
7.00%, 3/23/32(6)(9)	USD	1,983	520,260
7.05%, 11/2/35(6)(9)	USD	1,137	297,823
7.25%, 3/23/37(6)(9)	USD	3,253	849,377
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
8.20%, 5/17/33(6)(9)	USD	1,136	$ 299,623
8.25%, 4/12/21(6)(9)	USD	520	138,207
			$ 30,281,562
Mongolia — 0.1%
Mongolia Government International Bonds:
5.95%, 3/9/32(4)	USD	200	$ 201,849
6.625%, 2/25/30(4)	USD	600	617,932
6.625%, 2/25/30(6)	USD	4,200	4,325,522
7.875%, 6/5/29(6)	USD	400	425,835
			$ 5,571,138
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(6)	EUR	11,663	$ 13,779,382
			$ 13,779,382
Mozambique — 0.0%†
Mozambique International Bonds, 9.00%, 9/15/31(6)	USD	642	$ 527,643
			$ 527,643
New Zealand — 2.6%
New Zealand Government Bonds:
2.75%, 4/15/37(6)	NZD	11,330	$ 5,528,271
4.25%, 5/15/34	NZD	26,957	15,586,562
4.25%, 5/15/36	NZD	37,000	21,018,689
4.50%, 5/15/35	NZD	41,020	23,961,292
5.00%, 5/15/54(23)	NZD	1,360	771,469
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/40(6)(22)	NZD	23,576	13,324,529
3.25%, 9/20/50(22)	NZD	27,805	16,780,758
			$ 96,971,570
Nigeria — 0.4%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	11,771,379	$ 9,017,378
18.50%, 2/21/31	NGN	1,503,940	1,170,787
19.00%, 2/21/34	NGN	4,500,470	3,718,150
22.60%, 1/29/35	NGN	1,604,202	1,560,603
			$ 15,466,918

21
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.4%
Paraguay Government Bonds:
7.90%, 2/9/31(4)	PYG	55,698,000	$ 9,122,467
7.90%, 2/9/31(6)	PYG	14,511,000	2,376,677
8.50%, 3/4/35(4)	PYG	16,049,000	2,656,576
			$ 14,155,720
Philippines — 0.4%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 16,037,213
			$ 16,037,213
Poland — 1.9%
Republic of Poland Government Bonds, 2.00%, 8/25/36(22)	PLN	282,447	$ 71,512,208
			$ 71,512,208
Serbia — 0.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	211,870	$ 2,045,119
7.00%, 10/26/31	RSD	898,610	9,801,810
			$ 11,846,929
Sri Lanka — 0.8%
Sri Lanka Government Bonds:
8.75%, 3/15/36(1)	LKR	75,128	$ 186,997
8.75%, 9/15/37(1)	LKR	75,128	184,084
8.75%, 9/15/38(1)	LKR	75,128	182,418
8.75%, 9/15/39(1)	LKR	75,128	180,942
8.75%, 9/15/40(1)	LKR	75,128	179,636
8.75%, 9/15/41(1)	LKR	75,128	178,479
8.75%, 9/15/42(1)	LKR	75,128	177,454
8.75%, 9/15/43(1)	LKR	75,128	176,547
9.00%, 10/1/32	LKR	249,000	720,604
9.00%, 6/1/33	LKR	40,000	113,717
9.00%, 11/1/33	LKR	2,231,000	6,317,202
9.75%, 7/1/30	LKR	1,668,000	5,171,598
10.25%, 9/15/34	LKR	836,000	2,516,336
10.35%, 10/15/29	LKR	184,000	584,279
11.00%, 10/15/28	LKR	673,000	2,169,169
11.00%, 9/15/29	LKR	571,000	1,845,145
11.00%, 12/15/29	LKR	1,043,000	3,369,766
11.00%, 5/15/30	LKR	94,000	303,974
11.00%, 10/15/30	LKR	329,000	1,063,430
11.25%, 3/15/31	LKR	77,000	250,796
11.50%, 12/15/32	LKR	374,000	1,211,152
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.75%, 6/15/29	LKR	85,000	$ 279,775
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(4)(20)	USD	4,348	2,900,087
			$ 30,263,587
Suriname — 0.8%
Suriname Government International Bonds:
7.70%, 11/6/30(4)	USD	5,364	$ 5,582,583
7.70%, 11/6/30(6)	USD	2,071	2,155,393
8.50%, 11/6/35(4)	USD	19,837	21,556,868
			$ 29,294,844
Tunisia — 0.0%†
Tunisian Republic, 3.50%, 2/3/33	JPY	300,000	$ 1,553,819
			$ 1,553,819
Turkey — 0.1%
Turkiye Government Bonds, 40.918%, 7/4/29(3)	TRY	88,644	$ 1,965,736
			$ 1,965,736
Uganda — 0.9%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	330,800	$ 84,828
14.375%, 2/3/33	UGX	2,759,100	720,977
15.00%, 6/18/43	UGX	14,727,300	3,783,465
15.80%, 6/23/39	UGX	73,037,800	19,691,219
16.25%, 11/8/35	UGX	41,119,200	11,531,052
			$ 35,811,541
Ukraine — 0.7%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(6)(20)	USD	573	$ 292,780
0.00% to 2/1/27, 2/1/36(6)(20)	USD	2,847	1,455,860
4.00% to 2/1/27, 2/1/32(6)(20)	USD	2,602	1,997,999
4.50% to 2/1/27, 2/1/29(6)(20)	USD	1,547	1,208,388
4.50% to 2/1/27, 2/1/34(6)(20)	USD	12,148	7,466,860
4.50% to 2/1/27, 2/1/35(6)(20)	USD	18,504	11,202,438
4.50% to 2/1/27, 2/1/36(6)(20)	USD	6,083	3,616,739
			$ 27,241,064

22
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 5.00%, 4/30/34(6)	USD	2,000	$ 2,049,245
			$ 2,049,245
Uzbekistan — 2.0%
National Bank of Uzbekistan, 19.875%, 7/5/27(6)	UZS	90,660,000	$ 7,943,685
Republic of Uzbekistan Bonds:
12.25%, 4/13/29(6)	UZS	598,440,000	50,786,854
15.50%, 2/25/28(6)	UZS	78,000,000	7,021,483
16.25%, 10/12/26(6)	UZS	112,430,000	9,773,205
16.625%, 5/29/27(6)	UZS	12,500,000	1,110,064
			$ 76,635,291
Venezuela — 0.8%
Venezuela Government International Bonds:
6.00%, 12/9/20(6)(9)	USD	3,536	$ 1,533,740
7.00%, 12/1/18(6)(9)	USD	4,066	1,794,123
7.00%, 3/31/38(6)(9)	USD	426	201,285
7.65%, 4/21/25(6)(9)	USD	4,430	2,103,142
7.75%, 10/13/19(6)(9)	USD	8,013	3,684,115
8.25%, 10/13/24(6)(9)	USD	9,421	4,557,409
9.00%, 5/7/23(6)(9)	USD	6,187	3,116,903
9.25%, 9/15/27(9)	USD	6,470	3,414,542
9.25%, 5/7/28(6)(9)	USD	1,030	526,332
9.375%, 1/13/34(9)	USD	447	234,675
11.75%, 10/21/26(6)(9)	USD	2,064	1,181,238
11.95%, 8/5/31(6)(9)	USD	5,464	3,121,538
12.75%, 8/23/22(6)(9)	USD	9,158	5,229,446
13.625%, 8/15/18(6)(9)	USD	1,239	703,133
13.625%, 8/15/49(9)	USD	942	534,585
			$ 31,936,206
Zambia — 1.3%
Zambia Government Bonds:
13.00%, 9/20/31(6)	ZMW	4,455	$ 223,401
13.00%, 6/26/33	ZMW	12,254	587,753
14.00%, 7/24/38	ZMW	4,548	210,141
14.50%, 2/16/28	ZMW	40,000	2,159,107
14.90%, 2/16/29	ZMW	45,500	2,472,941
14.98%, 2/16/31	ZMW	2,000	107,733
16.00%, 10/27/28	ZMW	14,104	783,703
16.00%, 11/24/28	ZMW	8,815	490,336
16.00%, 2/16/33	ZMW	44,665	2,423,195
16.10%, 1/26/31	ZMW	17,631	984,958
16.49%, 11/24/30	ZMW	20,274	1,147,468
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
16.60%, 2/16/36	ZMW	86,378	$ 4,673,155
16.85%, 1/26/33	ZMW	25,612	1,423,180
16.95%, 12/22/32	ZMW	17,975	1,012,960
17.00%, 11/24/32	ZMW	23,801	1,329,606
17.19%, 1/26/36	ZMW	53,349	2,948,180
17.50%, 11/24/35	ZMW	28,208	1,577,701
17.50%, 12/22/35	ZMW	19,824	1,107,484
17.59%, 2/16/41	ZMW	303,242	16,351,771
18.49%, 5/27/32	ZMW	4,455	269,123
18.79%, 1/26/41	ZMW	17,631	1,000,818
18.99%, 10/27/40	ZMW	17,392	996,591
18.99%, 11/24/40	ZMW	26,445	1,516,215
19.00%, 6/23/35	ZMW	8,815	513,799
19.00%, 8/18/35	ZMW	8,815	517,673
19.00%, 9/29/35	ZMW	3,085	181,054
22.50%, 11/25/34	ZMW	7,934	553,765
22.80%, 2/17/40	ZMW	732	48,363
26.50%, 4/30/39	ZMW	1,891	151,418
Zambia Government International Bonds, 0.50%, 12/31/53(6)	USD	1,014	694,898
			$ 48,458,490
Total Sovereign Government Bonds (identified cost $1,148,907,013)			$1,216,572,366

Sovereign Loans — 0.9%
Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27(3)	USD	568	$ 573,297
			$ 573,297
Bahamas — 0.2%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(3)	EUR	6,008	$ 7,223,443
			$ 7,223,443
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	1,066	$ 1,251,111
			$ 1,251,111

23
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(3)	USD	27,186	$ 27,050,508
			$ 27,050,508
Total Sovereign Loans (identified cost $35,569,488)			$ 36,098,359

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.226%, (COF + 1.254%), with maturity at 2029(24)	$2	$ 2,191
4.231%, (COF + 1.254%), with maturity at 2035(24)	42	40,991
4.50%, with maturity at 2035	52	50,932
4.655%, (COF + 1.25%), with maturity at 2030(24)	39	38,880
6.199%, (1 yr. CMT + 2.354%), with maturity at 2036(24)	218	224,622
6.60%, with maturity at 2030	151	155,388
7.00%, with various maturities to 2035	201	204,272
7.50%, with various maturities to 2035	433	452,150
8.00%, with various maturities to 2030	29	29,798
Federal National Mortgage Association:
3.982%, (COF + 1.254%), with various maturities to 2035(24)	78	76,693
4.078%, (COF + 1.35%), with maturity at 2027(24)	5	4,737
4.082%, (COF + 1.302%), with maturity at 2033(24)	223	219,904
4.984%, (COF + 1.792%), with maturity at 2035(24)	398	395,882
5.65%, (1 yr. CMT + 2.15%), with maturity at 2028(24)	2	2,481
6.00%, with maturity at 2033	24	24,867
6.351%, (COF + 2.004%), with maturity at 2032(24)	74	75,826
6.50%, with maturity at 2030	149	150,744
7.00%, with various maturities to 2031	177	180,066
8.50%, with various maturities to 2037	303	316,736
9.00%, with various maturities to 2032	4	3,963
11.50%, with maturity at 2031	35	37,145
Government National Mortgage Association:
6.50%, with maturity at 2032	77	80,680
7.00%, with maturity at 2031	79	81,769
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.50%, with maturity at 2028	$2	$ 1,908
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,033,245)		$ 2,852,625

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 2.263%, 7/25/44(4)	$46,345	$ 2,373,958
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $13,685,791)		$ 2,373,958

Short-Term Investments — 52.8%
Affiliated Fund — 21.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(27)	804,068,570	$ 804,068,570
Total Affiliated Fund (identified cost $804,068,569)		$ 804,068,570

Repurchase Agreements — 7.0%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,343,245(28)	EUR	1,196	$ 1,403,098
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,477,484(28)	EUR	3,985	4,676,994
Dated 1/12/26 with an interest rate of 1.75%, collateralized by USD 819,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $857,845(28)	USD	949	949,016

24
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/12/26 with an interest rate of 2.75%, collateralized by USD 1,759,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $1,842,429(28)	USD	2,038	$ 2,038,241
Dated 1/12/26 with an interest rate of 2.76%, collateralized by USD 2,638,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $2,752,521(28)	USD	2,968	2,967,750
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,763,260(28)	USD	2,887	2,886,555
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,176,847(28)	USD	4,389	4,388,820
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,410,744(28)	USD	1,502	1,501,728
Dated 3/10/26 with an interest rate of 3.25%, collateralized by USD 1,464,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $1,113,077(28)	USD	1,222	1,222,440
Dated 3/25/26 with an interest rate of 3.15%, collateralized by USD 2,973,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $3,101,485(28)	USD	3,062	3,062,190
Dated 4/2/26 with an interest rate of 2.75%, collateralized by USD 523,000 Egypt Government International Bonds, 8.15%, due 11/20/59 and a market value, including accrued interest, of $469,657(28)	USD	475	475,276
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 400,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $324,826(28)	USD	332	332,000
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 4,788,000 Saudi Government International Bonds, 3.75%, due 1/21/55 and a market value, including accrued interest, of $3,347,651(28)	USD	3,465	3,465,315
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 4,996,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $3,873,037(28)	USD	4,147	4,146,680
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 5,333,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $5,185,570(28)	USD	5,533	5,532,987
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 5,334,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $3,439,631(28)	USD	3,560	$ 3,560,445
Dated 4/2/26 with an interest rate of 3.15%, collateralized by USD 5,413,000 Saudi Government International Bonds, 5.00%, due 1/18/53 and a market value, including accrued interest, of $4,742,586(28)	USD	4,919	4,919,064
Dated 4/7/26 with an interest rate of 2.75%, collateralized by USD 4,996,000 Saudi Government International Bonds, 3.25%, due 11/17/51 and a market value, including accrued interest, of $3,275,416(28)	USD	3,385	3,384,790
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 2,498,000 Saudi Government International Bonds, 3.45%, due 2/2/61 and a market value, including accrued interest, of $1,585,713(28)	USD	1,699	1,698,640
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 4,163,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $3,648,244(28)	USD	3,986	3,986,073
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 2,319,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $2,190,736(28)	USD	2,348	2,347,988
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 3,001,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $2,536,896(28)	USD	2,761	2,760,920
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 1,538,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,604,468(28)	USD	1,807	1,806,750
JPMorgan Chase Bank, N.A.:
Dated 4/7/26 with an interest rate of 1.50%, collateralized by USD 796,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $833,754(28)	USD	844	844,036
Dated 4/16/26 with an interest rate of 2.85%, collateralized by USD 10,408,000 Saudi Government International Bonds, 5.75%, due 1/16/54 and a market value, including accrued interest, of $10,178,093(28)	USD	10,252	10,252,025
Dated 4/16/26 with an interest rate of 3.15%, collateralized by USD 5,204,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $4,560,524(28)	USD	4,588	4,588,193

25
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Merrill Lynch International:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 1,553,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,719,690(28)	USD	1,768	$ 1,768,479
Dated 3/30/26 with an interest rate of 3.50%, collateralized by USD 2,133,000 Abu Dhabi Government International Bonds, 4.25%, due 3/5/36 and a market value, including accrued interest, of $2,071,495(28)	USD	2,040	2,039,681
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 5,334,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $5,186,543(28)	USD	5,401	5,400,675
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 6,400,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $4,127,042(28)	USD	4,192	4,192,000
Nomura International PLC:
Dated 12/11/25 with an interest rate of 0.75%, collateralized by USD 2,135,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $2,101,976(28)	USD	2,361	2,360,563
Dated 12/11/25 with an interest rate of 1.65%, collateralized by USD 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,189,490(28)	USD	2,206	2,205,758
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $614,570(28)	USD	661	660,547
Dated 1/5/26 with an interest rate of 3.15%, collateralized by USD 5,883,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $5,564,832(28)	USD	5,881	5,880,647
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 9,200,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $7,307,776(28)	USD	7,921	7,921,200
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 13,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $13,261,527(28)	USD	13,968	13,968,454
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 5,800,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $5,594,792(28)	USD	6,078	6,077,820
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 6,500,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $5,163,103(28)	USD	5,600	5,599,912
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 8,900,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $7,155,933(28)	USD	7,770	$ 7,770,367
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 9,546,000 Indonesia Government International Bonds, 4.65%, due 9/20/32 and a market value, including accrued interest, of $9,537,258(28)	USD	10,236	10,235,794
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 10,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $9,793,818(28)	USD	10,485	10,485,300
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 2,053,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $2,068,408(28)	USD	2,232	2,232,176
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 4,044,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $3,949,798(28)	USD	4,448	4,447,894
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 5,100,000 Hungary Government International Bonds, 4.50%, due 6/16/34 and a market value, including accrued interest, of $6,373,597(28)	USD	6,677	6,677,032
Dated 2/23/26 with an interest rate of 3.20%, collateralized by USD 2,140,000 Hungary Government International Bonds, 6.75%, due 9/25/52 and a market value, including accrued interest, of $2,321,862(28)	USD	2,516	2,515,517
Dated 2/23/26 with an interest rate of 3.25%, collateralized by USD 8,600,000 Indonesia Government International Bonds, 3.85%, due 10/15/30 and a market value, including accrued interest, of $8,382,399(28)	USD	9,012	9,012,083
Dated 2/24/26 with an interest rate of 3.20%, collateralized by EUR 1,086,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $686,814(28)	USD	706	706,250
Dated 2/24/26 with an interest rate of 3.20%, collateralized by USD 4,107,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $4,137,823(28)	USD	4,468	4,467,596
Dated 2/25/26 with an interest rate of 3.20%, collateralized by USD 4,115,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $4,145,883(28)	USD	4,487	4,487,099
Dated 2/26/26 with an interest rate of 3.20%, collateralized by USD 3,236,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $3,336,325(28)	USD	3,582	3,581,621

26
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/5/26 with an interest rate of 3.05%, collateralized by USD 5,495,000 Global Sukuk Ventures, 4.25%, due 11/10/35 and a market value, including accrued interest, of $5,483,354(28)	USD	5,806	$ 5,805,811
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 3,890,000 Abu Dhabi Government International Bonds, 3.125%, due 9/30/49 and a market value, including accrued interest, of $2,607,949(28)	USD	2,895	2,894,889
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 5,190,000 Qatar Government International Bonds, 5.103%, due 4/23/48 and a market value, including accrued interest, of $4,948,708(28)	USD	5,443	5,442,688
Dated 3/13/26 with an interest rate of 3.20%, collateralized by USD 3,183,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $3,108,855(28)	USD	3,279	3,278,649
Dated 3/26/26 with an interest rate of 3.20%, collateralized by EUR 443,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $280,164(28)	USD	271	271,132
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 600,000 Hungary Government International Bonds, 7.625%, due 3/29/41 and a market value, including accrued interest, of $709,306(28)	USD	739	739,494
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 3,075,000 Hungary Government International Bonds, 5.50%, due 6/16/34 and a market value, including accrued interest, of $3,185,106(28)	USD	3,244	3,243,602
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 2,091,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $2,155,827(28)	USD	2,158	2,158,445
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 10,409,000 Saudi Government International Bonds, 4.875%, due 1/12/36 and a market value, including accrued interest, of $10,407,199(28)	USD	10,741	10,741,463
Dated 4/2/26 with an interest rate of 2.80%, collateralized by USD 5,333,000 UAE International Government Bonds, 4.857%, due 7/2/34 and a market value, including accrued interest, of $5,529,091(28)	USD	5,717	5,717,243
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 2,082,000 Saudi Government International Bonds, 4.875%, due 7/18/33 and a market value, including accrued interest, of $2,103,320(28)	USD	2,188	2,188,286
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 4,377,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $3,393,171(28)	USD	3,628	3,628,424
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 6,566,000 Saudi Government International Bonds, 5.25%, due 1/16/50 and a market value, including accrued interest, of $6,095,746(28)	USD	6,274	$ 6,273,813
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,011,000 Egypt Government International Bonds, 8.75%, due 9/30/51 and a market value, including accrued interest, of $943,747(28)	USD	1,017	1,017,496
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,167,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $887,268(28)	USD	949	949,034
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,628,000 Qatar Government International Bonds, 4.817%, due 3/14/49 and a market value, including accrued interest, of $1,493,967(28)	USD	1,573	1,572,648
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 2,694,000 Egypt Government International Bonds, 8.875%, due 5/29/50 and a market value, including accrued interest, of $2,625,866(28)	USD	2,826	2,825,871
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 3,270,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $2,655,456(28)	USD	2,915	2,915,042
Total Repurchase Agreements (identified cost $265,460,155)			$ 265,556,509

Sovereign Government Securities — 5.1%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills:
0.00%, 6/25/26	ALL	93,120	$ 1,140,714
0.00%, 1/28/27	ALL	267,980	3,213,771
			$ 4,354,485
Kazakhstan — 0.3%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	5,137,378	$ 11,043,887
			$ 11,043,887
Nigeria — 4.7%
Nigeria OMO Bills:
0.00%, 5/5/26	NGN	7,299,556	$ 5,305,874
0.00%, 5/12/26	NGN	4,772,374	3,471,809

27
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 5/19/26	NGN	5,451,595	$ 3,949,697
0.00%, 5/26/26	NGN	27,589,268	19,907,785
0.00%, 6/2/26	NGN	13,428,069	9,622,419
0.00%, 6/23/26	NGN	9,663,323	6,866,995
0.00%, 6/30/26	NGN	45,135,829	31,958,914
0.00%, 7/7/26	NGN	8,714,055	6,148,310
0.00%, 7/10/26	NGN	1,007,060	705,275
0.00%, 7/14/26	NGN	34,517,137	24,270,056
0.00%, 7/28/26	NGN	4,029,556	2,814,435
0.00%, 8/4/26	NGN	3,424,706	2,383,771
0.00%, 8/11/26	NGN	24,723,920	17,149,261
0.00%, 8/18/26	NGN	3,540,965	2,429,266
0.00%, 8/25/26	NGN	1,619,134	1,115,388
0.00%, 9/1/26	NGN	3,073,731	2,110,264
0.00%, 9/8/26	NGN	8,580,897	5,861,097
0.00%, 9/22/26	NGN	4,011,186	2,702,669
0.00%, 1/12/27	NGN	28,555,407	18,513,626
0.00%, 1/19/27	NGN	14,641,344	9,467,662
			$ 176,754,573
Total Sovereign Government Securities (identified cost $187,024,100)			$ 192,152,945

U.S. Treasury Obligations — 19.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(29)	$171,700	$ 171,478,183
0.00%, 5/21/26(29)	109,172	108,955,125
0.00%, 5/28/26(29)	105,500	105,217,919
0.00%, 6/11/26(29)	106,139	105,704,434
0.00%, 6/18/26(29)	70,503	70,164,491
0.00%, 6/25/26(29)	100,000	99,446,410
0.00%, 7/9/26	47,440	47,112,778
0.00%, 7/16/26	32,560	32,313,833
Total U.S. Treasury Obligations (identified cost $740,397,422)		$ 740,393,173
Total Short-Term Investments (identified cost $1,996,950,246)		$2,002,171,197
Value
Total Purchased Options and Swaptions — 0.2% (identified cost $10,550,776)	$ 5,639,636
Total Investments — 100.4% (identified cost $3,689,300,869)	$3,807,915,206
Less Unfunded Loan Commitments — (0.8)%	$ (30,755,312)
Net Investments — 99.6% (identified cost $3,658,545,557)	$3,777,159,894
Total Written Options — (0.0)%† (premiums received $1,646,771)	$ (490,909)
Securities Sold Short — (7.7)%
Exchange-Traded Funds — (2.3)%
Security	Shares	Value
United States — (2.3)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (29,870,820)
iShares JPMorgan USD Emerging Markets Bond ETF	(595,063)	(57,007,036)
Total Exchange-Traded Funds (proceeds $84,127,132)		$ (86,877,856)
Sovereign Government Bonds — (5.4)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(6)	USD	(2,972)	$ (2,736,809)
			$ (2,736,809)
Azerbaijan — (0.1)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(6)	USD	(5,883)	$ (5,530,514)
			$ (5,530,514)
Bahrain — (0.1)%
Bahrain Government International Bonds:
5.625%, 5/18/34(6)	USD	(2,319)	$ (2,131,674)
7.50%, 7/7/37(6)	USD	(2,638)	(2,689,868)
			$ (4,821,542)

28
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — (0.5)%
Egypt Government International Bonds:
7.30%, 9/30/33(6)	USD	(7,227)	$ (7,013,223)
7.50%, 2/16/61(6)	USD	(1,561)	(1,243,245)
7.625%, 5/29/32(6)	USD	(5,327)	(5,320,651)
8.75%, 9/30/51(6)	USD	(1,011)	(936,129)
8.875%, 5/29/50(6)	USD	(2,694)	(2,524,916)
			$ (17,038,164)
Hungary — (0.6)%
Hungary Government International Bonds:
1.50%, 11/17/50(6)	EUR	(1,529)	$ (954,810)
4.50%, 6/16/34(6)	EUR	(5,100)	(6,138,190)
5.50%, 6/16/34(6)	USD	(3,075)	(3,121,684)
5.50%, 3/26/36(6)	USD	(10,275)	(10,297,171)
7.625%, 3/29/41	USD	(600)	(705,239)
			$ (21,217,094)
Indonesia — (1.7)%
Indonesia Government International Bonds:
3.85%, 10/15/30	USD	(8,600)	$ (8,367,683)
4.20%, 10/15/50	USD	(15,700)	(12,441,573)
4.30%, 3/31/52	USD	(8,900)	(7,122,978)
4.65%, 9/20/32	USD	(9,546)	(9,486,704)
4.90%, 4/16/36	USD	(10,000)	(9,773,402)
5.45%, 9/20/52	USD	(5,800)	(5,558,791)
5.65%, 1/11/53	USD	(13,290)	(13,032,090)
			$ (65,783,221)
Kazakhstan — (0.2)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(6)	USD	(4,548)	$ (4,166,377)
6.50%, 7/21/45(6)	USD	(3,382)	(3,683,940)
			$ (7,850,317)
Poland — (0.2)%
Republic of Poland Government International Bonds, 1.00%, 3/7/29(6)	EUR	(7,156)	$ (7,997,563)
			$ (7,997,563)
Qatar — (0.3)%
Global Sukuk Ventures, 4.25%, 11/10/35(6)	USD	(5,495)	$ (5,372,424)
Qatar Government International Bonds:
4.817%, 3/14/49(6)	USD	(1,628)	(1,483,728)
Security	Principal Amount (000's omitted)		Value
Qatar (continued)
Qatar Government International Bonds: (continued)
5.103%, 4/23/48(6)	USD	(5,190)	$ (4,942,822)
			$ (11,798,974)
Saudi Arabia — (0.9)%
Saudi Government International Bonds:
3.45%, 2/2/61(6)	USD	(2,498)	$ (1,564,407)
4.875%, 7/18/33(6)	USD	(2,082)	(2,074,281)
4.875%, 1/12/36(6)	USD	(10,409)	(10,253,558)
5.00%, 4/17/49(6)	USD	(9,367)	(8,190,554)
5.25%, 1/16/50(6)	USD	(4,270)	(3,898,800)
5.75%, 1/16/54(6)	USD	(9,367)	(9,002,995)
			$ (34,984,595)
United Arab Emirates — (0.7)%
Abu Dhabi Government International Bonds:
3.00%, 9/15/51(6)	USD	(9,174)	$ (5,880,689)
3.125%, 9/30/49(6)	USD	(3,890)	(2,597,481)
4.25%, 3/5/36(6)	USD	(2,133)	(2,057,394)
5.50%, 4/30/54(6)	USD	(10,667)	(10,370,483)
UAE International Government Bonds, 4.857%, 7/2/34(6)	USD	(5,333)	(5,443,469)
			$ (26,349,516)
Total Sovereign Government Bonds (proceeds $205,617,135)			$ (206,108,309)
Total Securities Sold Short (proceeds $289,744,267)			$ (292,986,165)

Other Assets, Less Liabilities — 8.1%	$ 310,491,929
Net Assets — 100.0%	$3,794,174,749
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.

29
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $113,038,820 or 3.0% of the Portfolio's net assets.
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $334,143,267 or 8.8% of the Portfolio's net assets.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $30,755,307. See Note 1F for description.
(20)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(21)	When-issued security.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

30
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	Bank of America, N.A.	EUR	96,223,000	EUR	1.13	7/23/26	$ 171,092
Call USD vs. Put EUR	Barclays Bank PLC	EUR	70,472,000	EUR	1.10	1/25/27	295,769
Call USD vs. Put EUR	Citibank, N.A.	EUR	63,000,000	EUR	1.12	5/27/26	14,936
Call USD vs. Put EUR	Goldman Sachs International	EUR	100,000,000	EUR	1.12	5/27/26	23,473
Put USD vs. Call CNH	Bank of America, N.A.	USD	21,000,000	CNH	6.60	11/4/26	53,907
Put USD vs. Call CNH	Barclays Bank PLC	USD	17,000,000	CNH	6.75	7/7/26	34,680
Put USD vs. Call CNH	Barclays Bank PLC	USD	4,000,000	CNH	6.72	7/16/26	6,388
Put USD vs. Call CNH	Barclays Bank PLC	USD	19,000,000	CNH	6.60	11/4/26	48,773
Put USD vs. Call CNH	Citibank, N.A.	USD	21,200,000	CNH	6.72	7/16/26	33,856
Put USD vs. Call CNH	Citibank, N.A.	USD	13,000,000	CNH	6.60	11/4/26	33,371
Put USD vs. Call CNH	Goldman Sachs International	USD	18,000,000	CNH	6.60	11/4/26	46,206
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	29,000,000	CNH	6.72	7/15/26	44,109
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	26,000,000	CNH	6.60	11/4/26	66,742
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	14,524
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	7,820
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	7,512
Put USD vs. Call KRW	Bank of America, N.A.	USD	13,600,000	KRW	1,440.00	9/8/26	107,141
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,420.00	9/17/26	100,670
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,425.00	10/1/26	120,740
Put USD vs. Call KRW	Citibank, N.A.	USD	9,000,000	KRW	1,440.00	9/10/26	71,325
Put USD vs. Call KRW	Citibank, N.A.	USD	10,000,000	KRW	1,420.00	9/22/26	103,770
Put USD vs. Call KRW	Goldman Sachs International	USD	14,000,000	KRW	1,440.00	8/4/26	98,476
Put USD vs. Call KRW	Goldman Sachs International	USD	300,000	KRW	1,440.00	8/7/26	2,140
Put USD vs. Call KRW	Goldman Sachs International	USD	9,000,000	KRW	1,420.00	9/21/26	92,304
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	14,000,000	KRW	1,440.00	8/6/26	99,470
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	6,700,000	KRW	1,440.00	8/6/26	47,604
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	9,000,000	KRW	1,440.00	9/8/26	70,902
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,420.00	9/28/26	107,020
Put USD vs. Call KRW	Standard Chartered Bank	USD	6,300,000	KRW	1,440.00	9/14/26	50,305
Total							$1,975,025
Purchased Call Futures Style Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value/Unrealized Appreciation (Depreciation)
Dutch TTF Natural Gas Futures 09/26	217	EUR	7,185,478	USD	85.00	8/26/26	$(1,212,387)
ICE Brent Crude Oil Futures 07/26	339	USD	38,649,390	USD	150.00	5/26/26	(1,152,540)
Total							$(2,364,927)
31
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	60,632,000	1/27/27	$553,510
Total					$553,510
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
LME Primary Aluminum Futures 12/26	451	$38,904,388	$3,700.00	12/2/26	$1,494,727
Total					$1,494,727
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
CME E-mini S&P 500 Index Futures 06/26	250	USD	90,546,875	USD	6,100	6/18/26	$ 166,250
Euro STOXX 50 Index	591	EUR	34,759,724	EUR	5,350	5/15/26	58,284
NYMEX Light Sweet Crude Oil Futures 06/26	88	USD	9,246,160	USD	42	5/14/26	880
NYMEX Light Sweet Crude Oil Futures 06/26	77	USD	8,090,390	USD	50	5/14/26	770
NYMEX Light Sweet Crude Oil Futures 06/26	196	USD	20,593,720	USD	60	5/14/26	5,880
NYMEX Light Sweet Crude Oil Futures 09/26	274	USD	28,789,180	USD	60	8/17/26	230,160
NYMEX Light Sweet Crude Oil Futures 12/26	234	USD	24,586,380	USD	50	11/17/26	184,860
NYMEX Light Sweet Crude Oil Futures 12/26	224	USD	23,535,680	USD	55	11/17/26	280,000
NYMEX Light Sweet Crude Oil Futures 12/26	58	USD	6,094,060	USD	58	11/17/26	94,540
NYMEX Light Sweet Crude Oil Futures 12/26	305	USD	32,046,350	USD	60	11/17/26	594,750
Total							$1,616,374
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,897,000	BRL	7.00	7/12/27	$(177,738)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,518,000	BRL	7.00	7/14/27	(143,220)
Call USD vs. Put KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,590.00	9/17/26	(43,340)
Call USD vs. Put KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,610.00	10/1/26	(37,500)
Call USD vs. Put KRW	Citibank, N.A.	USD	10,000,000	KRW	1,630.00	9/22/26	(26,240)
Call USD vs. Put KRW	Goldman Sachs International	USD	9,000,000	KRW	1,600.00	9/21/26	(35,001)
32
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,630.00	9/28/26	$ (27,870)
Total							$(490,909)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	12,328,767	USD	2,470,135	5/4/26	$ 19,619
USD	2,463,807	BRL	12,328,767	5/4/26	(25,948)
BRL	35,671,233	USD	7,150,693	5/5/26	52,997
BRL	28,300,000	USD	5,665,099	5/5/26	49,995
USD	12,822,970	BRL	63,971,233	5/5/26	(95,814)
PHP	11,302,903	USD	193,017	5/7/26	(9,155)
PHP	112,697,097	USD	1,939,709	5/7/26	(106,481)
USD	1,339,525	PHP	75,000,000	5/7/26	119,510
USD	535,762	PHP	30,000,000	5/7/26	47,756
USD	339,571	PHP	19,000,000	5/7/26	30,500
PHP	50,564,500	USD	878,039	5/12/26	(55,502)
PHP	68,406,815	USD	1,171,570	5/12/26	(58,792)
PHP	106,754,500	USD	1,825,487	5/12/26	(88,904)
PHP	119,239,000	USD	2,036,011	5/12/26	(96,342)
PHP	129,200,000	USD	2,208,358	5/12/26	(106,652)
PHP	103,868,066	USD	1,798,426	5/12/26	(108,796)
PHP	103,885,200	USD	1,803,876	5/12/26	(113,967)
PHP	104,549,700	USD	1,819,917	5/12/26	(119,200)
PHP	139,748,462	USD	2,436,340	5/12/26	(163,041)
PHP	143,090,000	USD	2,492,206	5/12/26	(164,550)
PHP	175,721,200	USD	3,062,946	5/12/26	(204,476)
PHP	168,920,000	USD	2,954,180	5/12/26	(206,346)
PHP	262,740,000	USD	4,492,050	5/12/26	(218,039)
PHP	368,000,000	USD	6,306,770	5/12/26	(320,486)
PHP	339,018,400	USD	5,896,998	5/12/26	(382,160)
USD	4,632,929	PHP	260,000,000	5/12/26	403,490
USD	3,551,515	PHP	200,000,000	5/12/26	298,100
USD	3,546,414	PHP	200,000,000	5/12/26	292,999
USD	3,544,717	PHP	200,000,000	5/12/26	291,302
USD	3,379,580	PHP	190,000,000	5/12/26	288,836
USD	3,028,683	PHP	170,000,000	5/12/26	263,281
USD	3,027,605	PHP	170,000,000	5/12/26	262,202
USD	3,003,019	PHP	169,100,000	5/12/26	252,257
USD	2,350,033	PHP	131,200,000	5/12/26	215,793
33
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,996,791	PHP	112,000,000	5/12/26	$ 174,879
USD	1,790,671	PHP	100,000,000	5/12/26	163,963
USD	1,781,578	PHP	100,000,000	5/12/26	154,871
USD	1,773,710	PHP	100,000,000	5/12/26	147,003
USD	1,773,458	PHP	100,000,000	5/12/26	146,751
USD	1,496,577	PHP	84,000,000	5/12/26	130,142
USD	1,203,556	PHP	67,700,000	5/12/26	102,275
USD	1,073,146	PHP	59,800,000	5/12/26	100,375
CLP	8,266,000,000	USD	9,232,969	5/13/26	(46,470)
BRL	94,000,000	USD	18,667,943	6/2/26	178,065
BRL	63,971,233	USD	12,733,508	6/2/26	92,049
BRL	19,555,556	USD	3,887,066	6/2/26	33,617
BRL	2,444,444	USD	485,026	6/2/26	5,059
BRL	12,328,767	USD	2,444,559	6/3/26	26,600
CLP	2,382,400,000	USD	2,578,048	6/17/26	69,751
CLP	49,896,000	USD	56,284	6/17/26	(829)
CLP	1,082,904,000	USD	1,221,343	6/17/26	(17,804)
CLP	2,453,000,000	USD	2,755,839	6/17/26	(29,575)
CLP	2,013,200,000	USD	2,270,876	6/17/26	(33,406)
CLP	4,278,000,000	USD	4,825,501	6/17/26	(70,933)
EUR	7,420,000	USD	8,587,555	6/17/26	138,183
EUR	11,290,352	USD	13,196,897	6/17/26	80,279
EUR	6,776,226	USD	7,920,494	6/17/26	48,182
EUR	2,092,590	USD	2,421,864	6/17/26	38,970
EUR	2,032,000	USD	2,351,740	6/17/26	37,842
EUR	1,644,740	USD	1,903,544	6/17/26	30,630
EUR	3,881,566	USD	4,537,027	6/17/26	27,600
EUR	1,140,819	USD	1,320,329	6/17/26	21,245
EUR	1,685,747	USD	1,970,411	6/17/26	11,986
EUR	453,274	USD	524,598	6/17/26	8,441
EUR	491,326	USD	574,294	6/17/26	3,494
EUR	138,243	USD	159,996	6/17/26	2,574
EUR	21,906	USD	25,353	6/17/26	408
INR	71,479,316	USD	760,876	6/17/26	(11,666)
INR	125,000,000	USD	1,331,203	6/17/26	(21,018)
INR	187,000,000	USD	1,991,056	6/17/26	(31,019)
TWD	559,000,000	USD	17,612,679	6/17/26	52,778
TWD	186,000,000	USD	5,834,474	6/17/26	43,477
TWD	140,880,000	USD	4,419,751	6/17/26	32,323
TWD	112,100,000	USD	3,513,336	6/17/26	29,236
TWD	187,000,000	USD	5,896,776	6/17/26	12,778
USD	2,847,338	CLP	2,630,200,000	6/17/26	(75,866)
USD	3,799,313	CLP	3,515,200,000	6/17/26	(107,480)
USD	15,591,405	CLP	14,380,000,000	6/17/26	(390,525)
34
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	29,049	COP	111,441,749	6/17/26	$ (1,283)
USD	1,448,630	COP	5,432,000,000	6/17/26	(29,831)
USD	3,308,492	COP	12,351,263,940	6/17/26	(53,228)
USD	3,445,862	COP	12,897,000,000	6/17/26	(64,395)
USD	6,399,247	COP	23,786,000,000	6/17/26	(74,737)
USD	4,776,065	COP	18,034,423,137	6/17/26	(132,476)
USD	7,836,168	COP	29,496,904,950	6/17/26	(192,188)
USD	5,032,348	COP	19,306,100,000	6/17/26	(222,314)
USD	5,123,654	COP	19,689,691,075	6/17/26	(235,412)
USD	4,492,958	COP	17,418,300,000	6/17/26	(247,889)
USD	10,874,718	COP	41,014,000,000	6/17/26	(288,318)
USD	71,154	EUR	61,480	6/17/26	(1,145)
USD	127,167	EUR	109,878	6/17/26	(2,046)
USD	178,109	EUR	153,893	6/17/26	(2,866)
USD	755,702	EUR	646,526	6/17/26	(4,597)
USD	606,966	EUR	524,443	6/17/26	(9,767)
USD	638,997	EUR	552,119	6/17/26	(10,282)
USD	2,445,956	EUR	2,092,590	6/17/26	(14,879)
USD	6,510,578	EUR	5,570,000	6/17/26	(39,605)
USD	2,560,445	EUR	2,212,330	6/17/26	(41,200)
USD	9,107,146	EUR	7,791,444	6/17/26	(55,401)
USD	4,678,721	EUR	4,042,607	6/17/26	(75,286)
USD	4,690,131	EUR	4,052,466	6/17/26	(75,469)
USD	5,286,350	EUR	4,567,623	6/17/26	(85,063)
USD	9,270,393	EUR	8,010,000	6/17/26	(149,171)
USD	10,755,823	EUR	9,293,473	6/17/26	(173,073)
USD	28,769,975	EUR	24,613,600	6/17/26	(175,013)
USD	12,738,589	EUR	11,006,664	6/17/26	(204,977)
USD	13,350,498	EUR	11,535,379	6/17/26	(214,824)
USD	14,028,728	EUR	12,121,397	6/17/26	(225,737)
USD	15,983,420	EUR	13,810,331	6/17/26	(257,190)
USD	16,075,625	EUR	13,890,000	6/17/26	(258,674)
USD	18,773,253	EUR	16,220,861	6/17/26	(302,082)
USD	21,219,007	EUR	18,334,093	6/17/26	(341,436)
USD	30,382,076	EUR	26,251,361	6/17/26	(488,880)
USD	40,601,736	EUR	35,081,567	6/17/26	(653,325)
USD	63,300,017	EUR	54,693,814	6/17/26	(1,018,565)
USD	68,400,629	EUR	59,100,953	6/17/26	(1,100,639)
USD	26,005,131	INR	2,420,248,113	6/17/26	637,344
USD	5,522,838	INR	514,000,000	6/17/26	135,356
USD	4,266,945	INR	397,116,503	6/17/26	104,576
USD	5,499,893	INR	516,000,000	6/17/26	91,449
USD	5,168,041	INR	489,000,000	6/17/26	42,596
USD	5,488,658	INR	519,900,000	6/17/26	39,336
35
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,301,786	INR	217,000,000	6/17/26	$ 27,305
USD	1,374,962	INR	129,000,000	6/17/26	22,850
USD	1,474,024	INR	139,000,000	6/17/26	17,098
USD	1,039,994	INR	98,000,000	6/17/26	12,809
USD	1,039,633	INR	98,000,000	6/17/26	12,448
USD	1,363,481	INR	129,000,000	6/17/26	11,369
USD	1,405,107	INR	133,100,000	6/17/26	10,021
USD	1,361,650	INR	129,000,000	6/17/26	9,539
USD	1,361,291	INR	129,000,000	6/17/26	9,180
USD	1,360,161	INR	129,000,000	6/17/26	8,050
USD	1,359,741	INR	129,000,000	6/17/26	7,630
USD	1,359,516	INR	129,000,000	6/17/26	7,405
USD	1,359,489	INR	129,000,000	6/17/26	7,378
USD	1,022,645	INR	97,000,000	6/17/26	5,941
USD	16,470	INR	1,532,875	6/17/26	404
USD	18,082,789	PHP	1,070,700,000	6/17/26	673,854
USD	16,382,091	PHP	970,000,000	6/17/26	610,478
USD	6,831,522	PHP	404,501,232	6/17/26	254,576
USD	4,129,054	PHP	248,920,000	6/17/26	81,765
USD	3,509,366	PHP	211,158,524	6/17/26	76,056
USD	3,200,950	PHP	194,000,000	6/17/26	46,628
USD	2,718,270	PHP	164,700,000	6/17/26	40,348
USD	2,078,264	PHP	125,470,000	6/17/26	38,198
USD	1,863,207	PHP	112,370,000	6/17/26	36,139
USD	1,944,651	PHP	117,700,000	6/17/26	30,920
USD	1,577,857	PHP	95,200,000	6/17/26	29,963
USD	2,175,346	PHP	132,000,000	6/17/26	29,106
USD	1,544,890	PHP	93,350,000	6/17/26	27,076
USD	2,210,700	PHP	134,300,000	6/17/26	27,063
USD	1,926,329	PHP	116,841,476	6/17/26	26,557
USD	1,024,943	PHP	61,810,000	6/17/26	19,950
USD	1,028,191	PHP	62,010,000	6/17/26	19,946
USD	996,289	PHP	60,140,000	6/17/26	18,449
USD	1,029,952	PHP	62,240,000	6/17/26	17,967
USD	1,032,546	PHP	62,410,000	6/17/26	17,798
USD	1,017,960	PHP	61,610,000	6/17/26	16,219
USD	1,037,227	PHP	62,830,000	6/17/26	15,649
USD	993,294	PHP	60,140,000	6/17/26	15,454
USD	924,459	PHP	56,000,000	6/17/26	13,932
USD	4,822,025	COP	18,180,000,000	6/18/26	(125,129)
TWD	98,910,000	USD	3,086,115	7/8/26	38,016
TWD	82,400,000	USD	2,569,380	7/8/26	33,274
TWD	82,430,000	USD	2,571,325	7/8/26	32,276
TWD	66,380,000	USD	2,072,109	7/8/26	24,543
36
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	65,940,000	USD	2,058,367	7/8/26	$ 24,387
TWD	65,820,000	USD	2,056,168	7/8/26	22,796
TWD	32,920,000	USD	1,026,538	7/8/26	13,259
TWD	65,170,000	USD	2,047,620	7/8/26	10,814
TWD	51,430,000	USD	1,617,631	7/8/26	6,816
TWD	54,768,200	USD	1,730,980	7/8/26	(1,093)
TWD	43,527,400	USD	1,376,273	7/8/26	(1,435)
TWD	54,378,800	USD	1,719,923	7/8/26	(2,336)
TWD	53,833,700	USD	1,704,191	7/8/26	(3,822)
TWD	62,146,300	USD	1,967,278	7/8/26	(4,350)
TWD	67,880,100	USD	2,148,444	7/8/26	(4,411)
TWD	80,786,500	USD	2,556,211	7/8/26	(4,521)
TWD	44,132,900	USD	1,399,135	7/8/26	(5,171)
TWD	69,346,100	USD	2,195,539	7/8/26	(5,201)
TWD	48,200,000	USD	1,527,734	7/8/26	(5,308)
USD	46,752,268	IDR	795,536,600,000	9/17/26	1,089,851
USD	43,426,951	IDR	738,953,000,000	9/17/26	1,012,333
USD	6,640,695	IDR	114,718,010,000	9/17/26	56,081
USD	15,134,791	BRL	82,336,290	10/1/26	(908,322)
USD	27,637,700	BRL	150,432,000	10/1/26	(1,673,769)
USD	27,537,473	BRL	150,431,710	10/1/26	(1,773,939)
TWD	41,888,000	USD	1,312,281	10/8/26	9,611
TWD	49,170,000	USD	1,543,072	10/8/26	8,623
TWD	31,058,000	USD	973,330	10/8/26	6,791
TWD	31,077,000	USD	975,117	10/8/26	5,604
TWD	46,000,000	USD	1,457,165	10/8/26	(5,508)
TWD	47,940,000	USD	1,520,568	10/8/26	(7,688)
TWD	65,850,000	USD	2,087,163	10/8/26	(9,084)
TWD	81,010,000	USD	2,568,501	10/8/26	(12,006)
TWD	76,607,112	USD	2,427,509	10/22/26	(10,192)
TWD	140,799,888	USD	4,458,656	10/22/26	(15,751)
					$(4,749,828)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	22,507,852	USD	48,965	Deutsche Bank AG	5/4/26	$ —	$ (382)
KZT	584,589,035	USD	1,262,366	Deutsche Bank AG	5/4/26	—	(531)
KZT	562,081,183	USD	1,006,412	ICBC Standard Bank plc	5/4/26	206,839	—
UGX	762,793,000	USD	211,593	Citibank, N.A.	5/4/26	—	(9,062)
UGX	5,776,615,000	USD	1,551,819	Citibank, N.A.	5/4/26	—	(18,059)
37
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	3,483,126,000	USD	940,750	Deutsche Bank AG	5/4/26	$ —	$ (15,938)
UGX	6,834,173,000	USD	1,834,692	Standard Chartered Bank	5/4/26	—	(20,138)
UGX	8,124,539,000	USD	2,263,103	Standard Chartered Bank	5/4/26	—	(105,941)
USD	2,137,225	EGP	113,379,806	Citibank, N.A.	5/4/26	22,719	—
USD	48,604	KZT	22,507,852	Deutsche Bank AG	5/4/26	20	—
USD	1,141,107	KZT	584,589,035	Deutsche Bank AG	5/4/26	—	(120,728)
USD	1,576,157	UGX	5,776,615,000	Citibank, N.A.	5/4/26	42,397	—
USD	204,915	UGX	762,793,000	Citibank, N.A.	5/4/26	2,385	—
USD	935,700	UGX	3,483,126,000	Deutsche Bank AG	5/4/26	10,889	—
USD	1,394,689	UGX	5,027,853,000	Standard Chartered Bank	5/4/26	59,734	—
USD	929,793	UGX	3,347,253,000	Standard Chartered Bank	5/4/26	41,057	—
USD	524,434	UGX	1,956,138,660	Standard Chartered Bank	5/4/26	5,056	—
USD	3,916,368	UYU	157,782,617	Bank of America, N.A.	5/4/26	1,652	—
USD	3,873,392	UYU	157,782,617	Bank of America, N.A.	5/4/26	—	(41,324)
UYU	157,782,617	USD	3,916,368	Bank of America, N.A.	5/4/26	—	(1,652)
UYU	157,782,617	USD	3,959,413	Bank of America, N.A.	5/4/26	—	(44,698)
USD	2,111,465	EGP	113,390,962	Citibank, N.A.	5/5/26	—	(2,099)
USD	573,841	ZMW	10,902,980	Citibank, N.A.	5/5/26	—	(9,987)
EUR	1,011,181	USD	1,192,503	Bank of America, N.A.	5/8/26	—	(5,564)
EUR	226,959	USD	266,392	BNP Paribas	5/8/26	16	—
EUR	502,588	USD	590,676	BNP Paribas	5/8/26	—	(732)
EUR	23,769,611	USD	27,843,518	Citibank, N.A.	5/8/26	57,590	—
EUR	832,971	USD	975,735	Citibank, N.A.	5/8/26	2,018	—
EUR	552,119	USD	646,748	Citibank, N.A.	5/8/26	1,338	—
EUR	117,826	USD	138,020	Citibank, N.A.	5/8/26	285	—
EUR	14,150,153	USD	16,653,905	Citibank, N.A.	5/8/26	—	(44,254)
EUR	10,878,184	USD	12,720,931	Deutsche Bank AG	5/8/26	48,036	—
EUR	569,001	USD	672,783	Deutsche Bank AG	5/8/26	—	(4,882)
EUR	66,566,508	USD	78,234,405	HSBC Bank USA, N.A.	5/8/26	—	(97,691)
EUR	2,271,578	USD	2,657,059	JPMorgan Chase Bank, N.A.	5/8/26	9,351	—
EUR	217,648	USD	254,459	JPMorgan Chase Bank, N.A.	5/8/26	1,019	—
EUR	252,261	USD	295,405	JPMorgan Chase Bank, N.A.	5/8/26	703	—
EUR	108,520	USD	126,834	JPMorgan Chase Bank, N.A.	5/8/26	548	—
EUR	1,766,677	USD	2,081,507	JPMorgan Chase Bank, N.A.	5/8/26	—	(7,757)
EUR	5,158,811	USD	6,078,136	JPMorgan Chase Bank, N.A.	5/8/26	—	(22,651)
EUR	3,640,599	USD	4,265,302	Standard Chartered Bank	5/8/26	8,086	—
EUR	179,122	USD	211,195	Standard Chartered Bank	5/8/26	—	(939)
EUR	4,363,401	USD	5,109,910	State Street Bank and Trust Company	5/8/26	11,912	—
EUR	4,867,692	USD	5,705,526	UBS AG	5/8/26	8,240	—
EUR	181,064	USD	213,345	UBS AG	5/8/26	—	(810)
USD	224,286	EUR	190,234	Bank of America, N.A.	5/8/26	986	—
USD	475,367	EUR	406,026	Bank of America, N.A.	5/8/26	—	(1,233)
USD	797,629	EUR	681,005	Bank of America, N.A.	5/8/26	—	(1,744)
USD	521,076	EUR	449,485	Bank of America, N.A.	5/8/26	—	(6,535)
38
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,869,729	EUR	2,451,234	Bank of America, N.A.	5/8/26	$ —	$ (7,565)
USD	639,787	EUR	546,177	Citibank, N.A.	5/8/26	—	(1,323)
USD	3,725,025	EUR	3,180,000	Citibank, N.A.	5/8/26	—	(7,705)
USD	13,054,535	EUR	11,144,469	Citibank, N.A.	5/8/26	—	(27,001)
USD	18,469,974	EUR	15,767,551	Citibank, N.A.	5/8/26	—	(38,202)
USD	20,362,417	EUR	17,383,103	Citibank, N.A.	5/8/26	—	(42,116)
USD	3,127,218	EUR	2,655,915	Deutsche Bank AG	5/8/26	9,667	—
USD	665,121	EUR	563,738	Deutsche Bank AG	5/8/26	3,397	—
USD	2,337,479	EUR	2,000,000	Deutsche Bank AG	5/8/26	—	(10,150)
USD	196,792	EUR	166,533	HSBC Bank USA, N.A.	5/8/26	1,313	—
USD	9,927,075	EUR	8,457,055	HSBC Bank USA, N.A.	5/8/26	64	—
USD	2,701,062	EUR	2,310,864	HSBC Bank USA, N.A.	5/8/26	—	(11,462)
USD	5,590,007	EUR	4,752,100	JPMorgan Chase Bank, N.A.	5/8/26	11,925	—
USD	1,800,710	EUR	1,529,545	JPMorgan Chase Bank, N.A.	5/8/26	5,308	—
USD	3,455,098	EUR	2,952,440	Standard Chartered Bank	5/8/26	—	(10,518)
USD	7,414,734	EUR	6,336,918	Standard Chartered Bank	5/8/26	—	(23,630)
USD	11,598,592	EUR	10,010,000	Standard Chartered Bank	5/8/26	—	(151,288)
USD	17,148,356	EUR	14,659,253	UBS AG	5/8/26	—	(58,884)
USD	853,889	VND	22,517,044,700	Citibank, N.A.	5/8/26	—	(290)
VND	22,517,044,700	USD	857,858	Citibank, N.A.	5/8/26	—	(3,679)
EUR	1,356,959	RON	7,457,167	Barclays Bank PLC	5/12/26	—	(90,826)
RON	7,457,167	EUR	1,394,906	JPMorgan Chase Bank, N.A.	5/12/26	46,275	—
TRY	380,536,968	USD	8,342,249	Standard Chartered Bank	5/12/26	21,099	—
TRY	29,077,050	USD	638,430	Standard Chartered Bank	5/12/26	618	—
KZT	1,553,356,625	USD	3,227,620	Deutsche Bank AG	5/13/26	114,547	—
UGX	4,109,817,383	USD	1,103,695	Citibank, N.A.	5/13/26	—	(13,929)
USD	2,422,455	KZT	1,162,173,000	Deutsche Bank AG	5/13/26	—	(78,050)
USD	2,422,455	KZT	1,162,173,000	Deutsche Bank AG	5/13/26	—	(78,050)
USD	4,844,911	KZT	2,319,501,000	Deutsche Bank AG	5/13/26	—	(145,675)
USD	464,896	UGX	1,729,414,000	Citibank, N.A.	5/13/26	6,322	—
TRY	273,821,508	USD	5,857,442	Standard Chartered Bank	5/18/26	126,602	—
USD	5,834,446	TRY	273,821,508	Standard Chartered Bank	5/18/26	—	(149,597)
TRY	1,226,724,901	USD	26,143,848	Standard Chartered Bank	5/20/26	614,467	—
USD	26,110,876	TRY	1,226,724,901	Standard Chartered Bank	5/20/26	—	(647,438)
VND	15,830,396,800	USD	603,684	Goldman Sachs International	5/26/26	—	(4,017)
USD	3,868,231	UYU	155,000,000	Deutsche Bank AG	5/29/26	28,454	—
KZT	3,500,541,699	USD	6,797,168	Bank of America, N.A.	6/8/26	656,839	—
KZT	1,770,519,975	USD	3,408,123	Bank of America, N.A.	6/8/26	361,999	—
KZT	1,768,792,234	USD	3,408,078	Bank of America, N.A.	6/8/26	358,365	—
KZT	1,507,626,888	USD	2,918,929	Bank of America, N.A.	6/8/26	291,392	—
KZT	3,303,760,727	USD	6,181,030	Deutsche Bank AG	6/8/26	853,954	—
USD	48,313	KZT	22,507,852	Deutsche Bank AG	6/8/26	385	—
USD	2,121,689	KZT	1,096,170,809	Deutsche Bank AG	6/8/26	—	(212,482)
USD	7,147,609	KZT	3,470,700,000	Deutsche Bank AG	6/8/26	—	(242,855)
39
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,020,272	KZT	4,158,511,152	Deutsche Bank AG	6/8/26	$ —	$ (834,807)
USD	2,990,597	UYU	118,000,000	Citibank, N.A.	6/8/26	69,385	—
USD	875,880	UYU	34,825,000	Citibank, N.A.	6/8/26	13,751	—
USD	2,001,267	UYU	79,000,000	HSBC Bank USA, N.A.	6/8/26	45,540	—
KZT	2,962,153,000	USD	5,836,755	Deutsche Bank AG	6/11/26	463,319	—
KZT	2,951,939,000	USD	5,836,755	Deutsche Bank AG	6/11/26	441,595	—
KZT	2,946,394,000	USD	5,836,755	Deutsche Bank AG	6/11/26	429,802	—
USD	2,422,455	KZT	1,180,099,000	Deutsche Bank AG	6/11/26	—	(87,446)
USD	4,844,912	KZT	2,354,627,000	Deutsche Bank AG	6/11/26	—	(163,042)
KZT	1,518,401,691	USD	3,000,201	Deutsche Bank AG	6/12/26	227,943	—
KZT	1,518,101,671	USD	3,000,201	Deutsche Bank AG	6/12/26	227,305	—
KZT	1,516,301,550	USD	3,000,201	Deutsche Bank AG	6/12/26	223,478	—
KZT	1,518,101,671	USD	3,000,201	Deutsche Bank AG	6/15/26	223,475	—
KZT	607,120,660	USD	1,200,080	Deutsche Bank AG	6/15/26	89,135	—
MYR	89,293,000	USD	22,804,423	Barclays Bank PLC	6/16/26	—	(282,746)
MYR	49,000,000	USD	12,506,381	Goldman Sachs International	6/16/26	—	(147,493)
CZK	778,500,000	EUR	31,818,368	Barclays Bank PLC	6/17/26	71,936	—
EUR	15,785,587	CZK	386,612,703	Barclays Bank PLC	6/17/26	—	(54,313)
EUR	15,998,665	CZK	391,887,297	Societe Generale	6/17/26	—	(57,742)
EUR	189,019	HUF	69,370,270	Bank of America, N.A.	6/17/26	—	(717)
EUR	403,238	HUF	148,544,591	Bank of America, N.A.	6/17/26	—	(3,315)
EUR	675,824	HUF	255,961,726	Bank of America, N.A.	6/17/26	—	(28,065)
EUR	2,663,851	HUF	1,053,256,747	Bank of America, N.A.	6/17/26	—	(253,186)
EUR	163,108	HUF	63,122,750	Deutsche Bank AG	6/17/26	—	(11,104)
EUR	1,719,877	HUF	651,958,196	Deutsche Bank AG	6/17/26	—	(73,258)
EUR	1,840,066	HUF	711,305,331	Deutsche Bank AG	6/17/26	—	(122,697)
EUR	2,432,181	HUF	938,700,205	Deutsche Bank AG	6/17/26	—	(157,370)
EUR	560,048	HUF	205,026,744	Goldman Sachs International	6/17/26	—	(478)
EUR	2,293,709	HUF	872,319,806	Goldman Sachs International	6/17/26	—	(106,822)
EUR	8,396,574	HUF	3,180,261,085	Goldman Sachs International	6/17/26	—	(349,134)
EUR	28,140,208	HUF	11,227,380,001	Goldman Sachs International	6/17/26	—	(2,999,456)
EUR	767,678	HUF	300,356,210	HSBC Bank USA, N.A.	6/17/26	—	(62,758)
EUR	14,558,344	HUF	5,356,255,487	JPMorgan Chase Bank, N.A.	6/17/26	—	(98,017)
EUR	6,336,918	HUF	2,398,555,044	JPMorgan Chase Bank, N.A.	6/17/26	—	(258,359)
EUR	7,004,190	HUF	2,773,589,148	JPMorgan Chase Bank, N.A.	6/17/26	—	(679,252)
EUR	41,534,839	HUF	16,447,381,013	JPMorgan Chase Bank, N.A.	6/17/26	—	(4,027,966)
EUR	165,417	HUF	60,596,487	Standard Chartered Bank	6/17/26	—	(268)
EUR	304,770	HUF	119,383,196	UBS AG	6/17/26	—	(25,368)
EUR	446,023	HUF	171,468,526	UBS AG	6/17/26	—	(26,692)
EUR	2,590,502	HUF	995,449,198	UBS AG	6/17/26	—	(153,614)
EUR	2,925,200	HUF	1,148,835,516	UBS AG	6/17/26	—	(253,095)
EUR	31,794,800	PLN	136,600,000	Societe Generale	6/17/26	—	(291,949)
EUR	61,400,941	PLN	261,829,329	UBS AG	6/17/26	—	(21,047)
HUF	3,931,919,518	EUR	10,816,707	Bank of America, N.A.	6/17/26	—	(80,594)
40
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	16,671,817,735	EUR	43,196,833	Deutsche Bank AG	6/17/26	$ 2,794,977	$ —
HUF	2,371,574,208	EUR	6,155,317	Goldman Sachs International	6/17/26	385,184	—
HUF	7,925,956,110	EUR	21,605,294	HSBC Bank USA, N.A.	6/17/26	71,562	—
HUF	4,708,750,258	EUR	12,822,870	HSBC Bank USA, N.A.	6/17/26	57,415	—
HUF	31,793,248,956	EUR	80,288,010	JPMorgan Chase Bank, N.A.	6/17/26	7,786,168	—
HUF	16,379,355,109	EUR	44,622,492	Societe Generale	6/17/26	178,283	—
ILS	81,051,186	USD	25,943,851	Barclays Bank PLC	6/17/26	1,558,314	—
ILS	30,482,865	USD	9,905,010	Barclays Bank PLC	6/17/26	438,390	—
ILS	27,416,571	USD	8,914,509	Barclays Bank PLC	6/17/26	388,440	—
ILS	7,330,103	USD	2,377,202	Barclays Bank PLC	6/17/26	110,037	—
ILS	61,343,659	USD	19,488,847	Citibank, N.A.	6/17/26	1,326,191	—
ILS	30,766,155	USD	9,843,532	Goldman Sachs International	6/17/26	595,993	—
ILS	2,493,933	USD	808,957	Goldman Sachs International	6/17/26	37,281	—
ILS	45,798,734	USD	14,857,514	JPMorgan Chase Bank, N.A.	6/17/26	682,842	—
ILS	15,242,324	USD	4,952,505	JPMorgan Chase Bank, N.A.	6/17/26	219,497	—
ILS	30,556,955	USD	9,881,627	Standard Chartered Bank	6/17/26	486,912	—
ILS	14,857,515	USD	4,836,966	UBS AG	6/17/26	204,463	—
KZT	3,004,701,231	USD	6,000,402	Deutsche Bank AG	6/17/26	375,013	—
PLN	136,600,000	EUR	31,907,687	HSBC Bank USA, N.A.	6/17/26	159,197	—
SEK	30,180,000	EUR	2,827,332	Standard Chartered Bank	6/17/26	—	(48,695)
SEK	305,700,000	EUR	28,703,342	State Street Bank and Trust Company	6/17/26	—	(569,286)
SEK	305,950,000	USD	33,159,895	Bank of America, N.A.	6/17/26	52,383	—
SEK	26,800,000	USD	2,910,329	Standard Chartered Bank	6/17/26	—	(1,066)
USD	10,039,827	AED	36,870,512	JPMorgan Chase Bank, N.A.	6/17/26	1,157	—
USD	17,899,212	BHD	6,766,439	Standard Chartered Bank	6/17/26	—	(16,209)
USD	1,095,217	GBP	815,069	State Street Bank and Trust Company	6/17/26	—	(13,802)
USD	2,676,975	GBP	1,980,000	State Street Bank and Trust Company	6/17/26	—	(17,102)
USD	35,447,094	GBP	26,380,000	State Street Bank and Trust Company	6/17/26	—	(446,720)
USD	4,717,597	ILS	14,901,412	Bank of America, N.A.	6/17/26	—	(338,727)
USD	5,878,290	ILS	18,477,752	Bank of America, N.A.	6/17/26	—	(391,553)
USD	14,152,471	ILS	44,604,895	Bank of America, N.A.	6/17/26	—	(982,794)
USD	1,262,942	ILS	3,987,455	Deutsche Bank AG	6/17/26	—	(90,075)
USD	4,651,472	ILS	14,702,727	Goldman Sachs International	6/17/26	—	(337,435)
USD	9,934,275	ILS	31,331,710	JPMorgan Chase Bank, N.A.	6/17/26	—	(697,153)
USD	9,934,275	ILS	31,360,360	JPMorgan Chase Bank, N.A.	6/17/26	—	(706,875)
USD	9,934,275	ILS	31,362,804	JPMorgan Chase Bank, N.A.	6/17/26	—	(707,704)
USD	9,934,275	ILS	31,411,701	JPMorgan Chase Bank, N.A.	6/17/26	—	(724,295)
USD	9,934,275	ILS	31,414,164	JPMorgan Chase Bank, N.A.	6/17/26	—	(725,131)
USD	29,802,825	ILS	93,785,020	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,020,164)
USD	5,471,125	INR	513,000,000	Barclays Bank PLC	6/17/26	94,124	—
USD	1,651,881	JPY	259,498,513	UBS AG	6/17/26	—	(11,400)
USD	62,235,637	NZD	104,922,776	Barclays Bank PLC	6/17/26	162,095	—
USD	29,050,248	NZD	48,975,680	Barclays Bank PLC	6/17/26	75,663	—
USD	5,761,755	NZD	9,713,716	Barclays Bank PLC	6/17/26	15,007	—
41
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,785,965	SAR	25,500,000	Citibank, N.A.	6/17/26	$ —	$ (9,904)
USD	35,959,309	SEK	332,247,941	Citibank, N.A.	6/17/26	—	(107,731)
USD	54,173	SEK	502,059	Standard Chartered Bank	6/17/26	—	(327)
USD	3,939,247	UYU	157,782,617	Bank of America, N.A.	6/17/26	35,841	—
USD	3,857,494	UYU	157,000,000	Deutsche Bank AG	6/17/26	—	(26,551)
USD	1,455,848	UYU	56,500,000	HSBC Bank USA, N.A.	6/17/26	58,086	—
USD	10,907,044	ZAR	187,746,073	Barclays Bank PLC	6/17/26	—	(327,448)
USD	121,938,355	ZAR	2,054,527,156	Barclays Bank PLC	6/17/26	—	(1,002,000)
USD	76,417,598	ZAR	1,320,091,085	Citibank, N.A.	6/17/26	—	(2,575,014)
USD	71,407,079	ZAR	1,186,600,000	Goldman Sachs International	6/17/26	402,408	—
USD	15,912,237	ZAR	264,420,000	Goldman Sachs International	6/17/26	89,672	—
USD	47,886,763	ZAR	795,724,234	HSBC Bank USA, N.A.	6/17/26	271,612	—
USD	2,292,626	ZAR	37,727,920	HSBC Bank USA, N.A.	6/17/26	35,034	—
USD	4,098,936	ZAR	70,700,909	Standard Chartered Bank	6/17/26	—	(131,719)
USD	4,966,287	ZAR	85,288,579	State Street Bank and Trust Company	6/17/26	—	(137,276)
VND	22,710,156,370	USD	851,732	Citibank, N.A.	6/17/26	6,987	—
ZAR	620,780,826	USD	36,265,858	Bank of America, N.A.	6/17/26	880,896	—
ZAR	129,590,997	USD	7,665,476	Bank of America, N.A.	6/17/26	89,089	—
ZAR	130,862,180	USD	7,746,395	Bank of America, N.A.	6/17/26	84,235	—
ZAR	285,608,167	USD	17,373,694	Bank of America, N.A.	6/17/26	—	(283,255)
ZAR	198,705,662	USD	11,542,739	Barclays Bank PLC	6/17/26	347,562	—
ZAR	693,001,823	USD	41,130,390	Barclays Bank PLC	6/17/26	337,979	—
ZAR	25,580,152	USD	1,555,877	Barclays Bank PLC	6/17/26	—	(25,192)
ZAR	37,084,028	USD	2,261,246	Barclays Bank PLC	6/17/26	—	(42,184)
ZAR	57,751,379	USD	3,512,646	Barclays Bank PLC	6/17/26	—	(56,875)
ZAR	83,723,263	USD	5,105,133	Barclays Bank PLC	6/17/26	—	(95,237)
ZAR	498,926,717	USD	30,145,915	Barclays Bank PLC	6/17/26	—	(290,760)
ZAR	36,911,628	USD	2,188,242	Deutsche Bank AG	6/17/26	20,504	—
ZAR	28,802,710	USD	1,707,074	Goldman Sachs International	6/17/26	16,444	—
ZAR	508,262,697	USD	30,586,175	Goldman Sachs International	6/17/26	—	(172,365)
ZAR	345,927,292	USD	21,116,046	Goldman Sachs International	6/17/26	—	(416,186)
ZAR	25,761,717	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(16,933)
ZAR	25,746,132	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(17,866)
ZAR	25,719,638	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,451)
ZAR	25,718,859	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,498)
ZAR	25,711,845	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,918)
ZAR	25,711,845	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,918)
ZAR	27,971,585	USD	1,694,734	HSBC Bank USA, N.A.	6/17/26	—	(20,949)
ZAR	58,161,291	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(38,230)
ZAR	58,126,106	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(40,335)
ZAR	55,824,498	USD	3,382,278	HSBC Bank USA, N.A.	6/17/26	—	(41,809)
ZAR	58,066,291	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(43,915)
ZAR	58,064,531	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(44,020)
ZAR	58,048,698	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(44,967)
42
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	58,048,698	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	$ —	$ (44,967)
ZAR	25,586,699	USD	1,558,483	JPMorgan Chase Bank, N.A.	6/17/26	—	(27,406)
ZAR	57,766,160	USD	3,518,529	JPMorgan Chase Bank, N.A.	6/17/26	—	(61,874)
ZAR	900,072,708	USD	54,861,742	Societe Generale	6/17/26	—	(1,002,508)
ZAR	637,145,000	USD	37,069,176	Standard Chartered Bank	6/17/26	1,056,790	—
ZAR	37,702,096	USD	2,294,438	UBS AG	6/17/26	—	(38,392)
ZAR	85,118,651	USD	5,180,070	UBS AG	6/17/26	—	(86,675)
EUR	94,668	ISK	13,924,754	Citibank, N.A.	6/18/26	—	(1,782)
ISK	4,253,401,969	EUR	28,917,003	Citibank, N.A.	6/18/26	544,355	—
KZT	1,643,450,000	USD	3,020,215	Deutsche Bank AG	6/22/26	460,002	—
USD	2,121,689	KZT	1,101,687,202	Deutsche Bank AG	6/22/26	—	(211,275)
USD	879,944	KZT	462,053,412	Standard Chartered Bank	6/22/26	—	(98,514)
EGP	350,043,323	USD	6,980,275	Bank of America, N.A.	6/24/26	—	(617,056)
USD	6,993,873	EGP	350,043,323	Standard Chartered Bank	6/24/26	630,654	—
USD	3,503,528	UYU	145,004,000	Bank of America, N.A.	6/24/26	—	(81,844)
USD	2,627,661	UYU	107,629,000	Citibank, N.A.	6/25/26	—	(33,374)
EGP	40,346,016	USD	795,466	Bank of America, N.A.	6/29/26	—	(63,657)
USD	796,565	EGP	40,346,016	JPMorgan Chase Bank, N.A.	6/29/26	64,756	—
USD	187,822	UYU	7,659,383	Goldman Sachs International	6/29/26	—	(1,492)
KZT	689,886,739	USD	1,297,267	ICBC Standard Bank plc	6/30/26	159,062	—
USD	2,012,834	NGN	2,846,147,000	Standard Chartered Bank	6/30/26	—	(12,835)
ZMW	6,207,546	USD	271,430	Standard Chartered Bank	6/30/26	59,601	—
USD	30,050,657	BRL	175,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(4,792,719)
USD	1,006,417	NGN	1,436,157,000	Standard Chartered Bank	7/2/26	—	(15,073)
USD	2,012,834	NGN	2,894,455,000	Standard Chartered Bank	7/2/26	—	(45,894)
USD	3,460,039	UYU	142,000,000	Bank of America, N.A.	7/8/26	—	(47,346)
VND	11,211,744,750	USD	421,098	Goldman Sachs International	7/10/26	2,026	—
VND	54,273,835,275	USD	2,028,928	Citibank, N.A.	7/13/26	18,830	—
VND	21,423,880,000	USD	800,593	Standard Chartered Bank	7/13/26	7,732	—
EUR	2,126,114	ISK	308,626,699	JPMorgan Chase Bank, N.A.	7/15/26	3,261	—
ISK	1,109,775,452	EUR	7,623,131	JPMorgan Chase Bank, N.A.	7/15/26	14,244	—
ISK	917,227,000	EUR	6,318,731	JPMorgan Chase Bank, N.A.	7/15/26	—	(9,691)
KZT	1,774,859,000	USD	3,308,835	Societe Generale	7/21/26	409,039	—
USD	2,216,008	KZT	1,178,916,443	Deutsche Bank AG	7/21/26	—	(253,519)
KZT	1,417,856,000	USD	2,647,333	Deutsche Bank AG	7/22/26	321,660	—
USD	2,216,008	KZT	1,178,694,842	Deutsche Bank AG	7/22/26	—	(252,181)
VND	32,098,942,105	USD	1,206,047	JPMorgan Chase Bank, N.A.	7/22/26	4,162	—
KZT	1,643,450,000	USD	3,076,757	ICBC Standard Bank plc	7/23/26	363,413	—
UGX	3,362,315,000	USD	905,072	Standard Chartered Bank	7/24/26	—	(27,723)
USD	929,792	UGX	3,416,987,000	Standard Chartered Bank	7/24/26	38,178	—
USD	7,157,157	UYU	286,000,000	Citibank, N.A.	7/24/26	101,352	—
EUR	13,134,394	USD	15,329,908	Bank of America, N.A.	7/27/26	141,773	—
EUR	13,134,394	USD	15,332,592	Bank of America, N.A.	7/27/26	139,088	—
EUR	9,240,000	USD	10,949,400	Bank of America, N.A.	7/27/26	—	(65,127)
43
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	11,630,000	USD	13,746,660	BNP Paribas	7/27/26	$ —	$ (47,083)
KZT	2,080,000,000	USD	3,909,672	Deutsche Bank AG	7/27/26	438,161	—
USD	6,788,210	EUR	5,815,000	Bank of America, N.A.	7/27/26	—	(61,579)
USD	6,787,021	EUR	5,815,000	Bank of America, N.A.	7/27/26	—	(62,767)
USD	30,603,138	EUR	26,268,788	BNP Paribas	7/27/26	—	(340,223)
USD	10,760,183	EUR	9,240,000	HSBC Bank USA, N.A.	7/27/26	—	(124,090)
USD	2,216,008	KZT	1,179,692,046	Deutsche Bank AG	7/27/26	—	(249,907)
USD	978,064	UGX	3,560,152,000	ICBC Standard Bank plc	7/27/26	49,737	—
TRY	445,025,947	USD	9,021,661	Standard Chartered Bank	7/28/26	79,616	—
UGX	1,732,800,000	USD	461,961	Standard Chartered Bank	7/28/26	—	(10,229)
UGX	1,725,762,000	USD	461,252	Standard Chartered Bank	7/28/26	—	(11,356)
USD	8,964,725	TRY	445,025,947	Standard Chartered Bank	7/28/26	—	(136,552)
USD	929,792	UGX	3,407,689,000	Standard Chartered Bank	7/28/26	41,427	—
KZT	2,642,783,061	USD	4,957,796	Deutsche Bank AG	7/29/26	562,524	—
EUR	11,515,298	ISK	1,675,475,861	Bank of America, N.A.	7/30/26	13,660	—
ISK	1,896,692,187	EUR	13,035,685	Bank of America, N.A.	7/30/26	—	(15,464)
USD	2,307,692	UYU	93,000,000	Citibank, N.A.	7/31/26	14,510	—
KZT	5,042,669,000	USD	9,510,585	ICBC Standard Bank plc	8/3/26	1,004,131	—
USD	3,858,442	UYU	157,000,000	Deutsche Bank AG	8/4/26	—	(13,971)
KZT	4,030,000,000	USD	7,696,715	Deutsche Bank AG	8/6/26	697,552	—
KZT	1,489,308,000	USD	2,588,390	Deutsche Bank AG	8/7/26	512,661	—
KZT	1,489,572,000	USD	2,587,482	Deutsche Bank AG	8/10/26	510,837	—
VND	22,517,044,700	USD	842,073	Citibank, N.A.	8/12/26	5,262	—
USD	7,557,995	UYU	303,000,000	Citibank, N.A.	8/24/26	98,725	—
EUR	22,163,377	PLN	96,665,570	Barclays Bank PLC	9/2/26	—	(510,184)
PLN	96,665,570	EUR	22,757,424	Barclays Bank PLC	9/2/26	—	(190,492)
EUR	22,725,719	PLN	99,361,390	Barclays Bank PLC	9/4/26	—	(587,750)
KZT	1,844,881,952	USD	3,455,482	Bank of America, N.A.	9/4/26	348,344	—
KZT	1,842,635,889	USD	3,455,482	Bank of America, N.A.	9/4/26	343,713	—
PLN	99,361,390	EUR	23,386,854	Barclays Bank PLC	9/4/26	—	(192,110)
EUR	45,446,906	PLN	197,921,277	Barclays Bank PLC	9/8/26	—	(950,186)
KZT	1,836,001,363	USD	3,445,302	Bank of America, N.A.	9/8/26	334,927	—
PLN	197,921,277	EUR	46,576,836	Barclays Bank PLC	9/8/26	—	(382,834)
EUR	33,348,061	PLN	145,197,458	Barclays Bank PLC	9/9/26	—	(686,258)
PLN	145,197,458	EUR	34,172,148	Barclays Bank PLC	9/9/26	—	(285,981)
KZT	3,148,710,876	USD	6,000,402	Deutsche Bank AG	9/14/26	469,074	—
KZT	2,682,100,486	USD	5,130,261	Deutsche Bank AG	9/14/26	380,497	—
USD	721,084	EGP	43,229,000	Deutsche Bank AG	9/15/26	—	(39,638)
KZT	3,135,509,992	USD	6,000,402	Deutsche Bank AG	9/16/26	437,465	—
KZT	1,565,204,825	USD	3,000,201	Deutsche Bank AG	9/16/26	213,497	—
MNT	1,760,852,600	USD	459,753	JPMorgan Chase Bank, N.A.	9/28/26	21,801	—
MNT	1,814,276,000	USD	472,837	JPMorgan Chase Bank, N.A.	10/5/26	22,837	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	121,844	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	67,002	—
44
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	162,125,000	USD	2,023,780	Deutsche Bank AG	10/14/26	$ 12,099	$ —
KZT	3,140,674,000	USD	5,142,323	Deutsche Bank AG	10/15/26	1,241,691	—
USD	929,792	UGX	3,430,934,000	Standard Chartered Bank	10/20/26	52,285	—
USD	256,002	UGX	973,791,964	Standard Chartered Bank	10/20/26	6,941	—
USD	929,792	UGX	3,458,828,000	Standard Chartered Bank	10/21/26	45,350	—
KZT	3,109,972,000	USD	5,102,497	Deutsche Bank AG	10/23/26	1,201,726	—
USD	929,792	UGX	3,454,179,000	Standard Chartered Bank	10/23/26	46,936	—
KZT	4,754,781,000	USD	7,857,843	Deutsche Bank AG	10/27/26	1,767,339	—
USD	4,020,067	OMR	1,548,325	Standard Chartered Bank	10/29/26	—	(2,618)
USD	4,422,074	OMR	1,703,157	Standard Chartered Bank	10/29/26	—	(2,879)
USD	4,824,081	OMR	1,857,990	Standard Chartered Bank	10/29/26	—	(3,141)
USD	5,308,408	OMR	2,044,528	Standard Chartered Bank	10/29/26	—	(3,457)
KZT	1,504,882,000	USD	2,754,933	Bank of America, N.A.	11/2/26	285,164	—
KZT	1,529,284,407	USD	2,587,482	Deutsche Bank AG	11/3/26	500,853	—
UGX	6,800,879,000	USD	1,845,557	Standard Chartered Bank	11/3/26	—	(111,604)
USD	1,859,585	UGX	6,926,954,000	Standard Chartered Bank	11/3/26	93,487	—
USD	464,896	UGX	1,731,738,000	Standard Chartered Bank	11/6/26	23,676	—
ZMW	10,952,000	USD	451,257	Societe Generale	11/6/26	125,471	—
UGX	3,973,843,666	USD	1,072,562	Standard Chartered Bank	11/10/26	—	(61,062)
USD	929,793	UGX	3,472,775,000	Standard Chartered Bank	11/10/26	45,834	—
USD	929,793	UGX	3,474,635,000	Standard Chartered Bank	11/10/26	45,360	—
KES	115,890,000	USD	874,642	Standard Chartered Bank	11/12/26	—	(15,871)
USD	836,751	KES	115,890,000	Standard Chartered Bank	11/12/26	—	(22,020)
USD	929,793	UGX	3,491,371,000	Standard Chartered Bank	11/12/26	41,527	—
USD	464,896	UGX	1,771,255,000	Standard Chartered Bank	11/13/26	14,367	—
USD	929,792	UGX	3,626,190,000	Bank of America, N.A.	11/16/26	8,113	—
TRY	566,724,126	USD	10,254,748	Standard Chartered Bank	11/19/26	189,526	—
USD	10,326,523	TRY	566,724,126	Standard Chartered Bank	11/19/26	—	(117,751)
USD	35,456,615	KWD	10,831,996	JPMorgan Chase Bank, N.A.	11/23/26	80,680	—
USD	2,005,468	UAH	94,257,000	Deutsche Bank AG	12/7/26	—	(10,200)
USD	503,185	UAH	23,700,000	Citibank, N.A.	12/9/26	—	(3,329)
USD	989,604	UAH	47,501,000	Citibank, N.A.	12/9/26	—	(25,582)
KZT	1,616,358,251	USD	3,000,201	Deutsche Bank AG	12/14/26	220,550	—
KZT	1,560,104,484	USD	2,890,421	Deutsche Bank AG	12/14/26	218,240	—
KZT	1,358,314,149	USD	2,524,044	Deutsche Bank AG	12/14/26	182,530	—
NGN	3,145,234,000	USD	2,119,906	JPMorgan Chase Bank, N.A.	12/16/26	8,942	—
KZT	2,306,368,463	USD	4,339,357	Deutsche Bank AG	12/17/26	251,847	—
JPY	91,126,520	USD	583,432	JPMorgan Chase Bank, N.A.	1/7/27	10,158	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	39,002	—
RUB	218,112,000	USD	2,639,207	ICBC Standard Bank plc	1/13/27	6,579	—
NGN	1,625,307,000	USD	1,012,652	Standard Chartered Bank	1/21/27	76,473	—
USD	2,238,483	EUR	1,842,630	State Street Bank and Trust Company	1/25/27	55,056	—
EUR	8,080,000	USD	9,636,208	Bank of America, N.A.	1/26/27	—	(61,509)
EUR	12,306,204	USD	14,449,124	JPMorgan Chase Bank, N.A.	1/26/27	133,574	—
45
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,435,177	EUR	12,306,204	Bank of America, N.A.	1/26/27	$ —	$ (147,521)
USD	9,486,997	EUR	8,080,000	JPMorgan Chase Bank, N.A.	1/26/27	—	(87,702)
EUR	6,540,000	USD	7,800,258	Barclays Bank PLC	1/27/27	—	(50,205)
USD	7,659,434	EUR	6,540,000	JPMorgan Chase Bank, N.A.	1/27/27	—	(90,618)
KES	294,316,000	USD	2,186,597	Citibank, N.A.	2/3/27	—	(42,031)
USD	874,638	KES	123,324,000	Citibank, N.A.	2/3/27	—	(23,976)
USD	380,630	KES	51,385,000	JPMorgan Chase Bank, N.A.	2/3/27	6,207	—
USD	874,640	KES	119,607,000	JPMorgan Chase Bank, N.A.	2/3/27	3,110	—
KES	117,420,000	USD	874,637	Standard Chartered Bank	2/18/27	—	(21,560)
USD	871,061	KES	117,420,000	Standard Chartered Bank	2/18/27	17,985	—
KES	117,201,000	USD	874,634	Standard Chartered Bank	2/24/27	—	(24,150)
USD	857,039	KES	117,201,000	Standard Chartered Bank	2/24/27	6,554	—
KES	120,203,000	USD	895,041	Standard Chartered Bank	3/2/27	—	(23,796)
USD	855,537	KES	120,203,000	Standard Chartered Bank	3/2/27	—	(15,707)
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	59,808	—
KES	121,054,000	USD	895,046	Standard Chartered Bank	3/8/27	—	(18,662)
USD	864,671	KES	121,054,000	Standard Chartered Bank	3/8/27	—	(11,712)
KZT	1,302,614,000	USD	2,355,541	Deutsche Bank AG	3/11/27	169,944	—
UZS	36,535,678,000	USD	2,792,180	Deutsche Bank AG	3/11/27	80,686	—
UZS	18,253,878,000	USD	1,396,090	Deutsche Bank AG	3/11/27	39,245	—
UZS	18,288,780,000	USD	1,396,090	Deutsche Bank AG	3/12/27	41,724	—
UZS	18,253,878,000	USD	1,396,090	Deutsche Bank AG	3/12/27	38,980	—
NGN	4,077,624,000	USD	2,682,647	JPMorgan Chase Bank, N.A.	3/15/27	8,584	—
USD	45,187,300	AED	165,888,000	Bank of America, N.A.	3/15/27	13,096	—
USD	26,963,580	AED	98,986,000	Standard Chartered Bank	3/15/27	7,961	—
USD	45,187,323	AED	165,964,000	Bank of America, N.A.	3/16/27	—	(7,597)
USD	29,813,978	HKD	230,790,000	Standard Chartered Bank	3/16/27	73,524	—
USD	22,593,662	AED	82,982,000	Bank of America, N.A.	3/17/27	—	(3,809)
USD	27,119,029	AED	99,586,500	HSBC Bank USA, N.A.	3/17/27	—	(141)
USD	4,521,732	HKD	35,000,000	Barclays Bank PLC	3/17/27	11,394	—
USD	29,841,491	HKD	231,000,000	Citibank, N.A.	3/17/27	73,259	—
USD	11,576,173	HKD	89,610,000	Goldman Sachs International	3/17/27	28,419	—
UZS	26,619,849,175	USD	2,042,183	Deutsche Bank AG	3/17/27	48,666	—
UZS	13,299,713,675	USD	1,021,091	Deutsche Bank AG	3/17/27	23,531	—
UZS	9,845,980,000	USD	755,349	Deutsche Bank AG	3/17/27	18,000	—
UZS	2,684,224,000	USD	206,082	Deutsche Bank AG	3/17/27	4,749	—
UZS	2,234,989,000	USD	171,592	Deutsche Bank AG	3/17/27	3,954	—
UZS	26,670,903,738	USD	2,042,183	Deutsche Bank AG	3/18/27	52,290	—
UZS	13,335,451,869	USD	1,021,091	Deutsche Bank AG	3/18/27	26,145	—
UZS	11,641,182,000	USD	891,362	Deutsche Bank AG	3/18/27	22,823	—
UZS	5,820,591,000	USD	445,681	Deutsche Bank AG	3/18/27	11,412	—
UZS	18,433,344,596	USD	1,406,052	Deutsche Bank AG	3/19/27	41,255	—
UZS	11,412,500,000	USD	866,421	Deutsche Bank AG	3/24/27	28,814	—
USD	27,112,442	AED	99,584,000	Citibank, N.A.	3/26/27	—	(6,160)
46
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,801,198	AED	98,427,398	Standard Chartered Bank	3/30/27	$ —	$ (2,489)
USD	26,801,197	AED	98,476,980	Standard Chartered Bank	4/1/27	—	(16,016)
USD	26,801,197	AED	98,487,700	Standard Chartered Bank	4/1/27	—	(18,935)
USD	19,333,237	BHD	7,384,389	Standard Chartered Bank	4/1/27	—	(157,313)
USD	19,826,064	SAR	74,883,641	Standard Chartered Bank	4/1/27	—	(55,889)
USD	19,826,064	SAR	74,893,554	Standard Chartered Bank	4/1/27	—	(58,520)
USD	19,826,222	SAR	74,919,328	Standard Chartered Bank	4/1/27	—	(65,205)
USD	19,826,222	SAR	74,919,328	Standard Chartered Bank	4/1/27	—	(65,205)
USD	39,652,444	SAR	149,806,933	Standard Chartered Bank	4/1/27	—	(121,988)
USD	26,801,197	AED	98,490,380	Standard Chartered Bank	4/2/27	—	(19,677)
USD	19,826,222	SAR	74,913,380	Deutsche Bank AG	4/5/27	—	(62,546)
USD	3,300,100	AED	12,127,042	Standard Chartered Bank	4/6/27	—	(2,339)
USD	15,934,486	SAR	60,236,027	Standard Chartered Bank	4/7/27	—	(57,154)
USD	19,826,064	SAR	74,913,380	Standard Chartered Bank	4/7/27	—	(62,165)
USD	19,826,064	SAR	74,923,293	Standard Chartered Bank	4/7/27	—	(64,796)
USD	19,826,063	SAR	74,941,136	Standard Chartered Bank	4/7/27	—	(69,534)
USD	9,666,695	BHD	3,688,811	Standard Chartered Bank	4/12/27	—	(68,537)
RUB	454,199,000	USD	5,278,413	ICBC Standard Bank plc	4/13/27	107,808	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	41,749	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	42,969	—
						$47,031,272	$(44,064,508)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	143	Long	7/31/26	$ 14,003,990	$ 905,441
Gold	79	Long	6/26/26	36,573,840	340,588
WTI Crude Oil	(143)	Short	7/21/26	(13,366,210)	(1,016,072)
Equity Futures
OMX Stockholm 30 Index	657	Long	5/15/26	21,758,867	(350,364)
Euro Stoxx Bank	(2,037)	Short	6/19/26	(30,750,693)	(2,676,210)
IFSC Nifty 50 Index	(384)	Short	5/26/26	(18,646,456)	(208,227)
STOXX Europe 600 Index	(1,378)	Short	6/19/26	(49,181,767)	(1,777,384)
Interest Rate Futures
U.S. Long Treasury Bond	550	Long	6/18/26	62,064,063	(370,010)
U.S. Ultra-Long Treasury Bond	396	Long	6/18/26	45,552,375	(1,970,390)
Euro-Bobl	(289)	Short	6/8/26	(39,158,880)	388,526
Euro-Bund	(10)	Short	6/8/26	(1,471,287)	25,069
Japan 10-Year Bond	(1)	Short	6/15/26	(825,652)	16,352
U.S. 2-Year Treasury Note	(29)	Short	6/30/26	(6,006,625)	54,196
47
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 5-Year Treasury Note	(1,026)	Short	6/30/26	$(110,639,672)	$ 1,124,810
U.S. 10-Year Treasury Note	(8)	Short	6/18/26	(884,750)	313
U.S. Ultra 10-Year Treasury Note	(18)	Short	6/18/26	(2,031,469)	23,437
					$(5,489,925)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	164,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ 46,306	$ —	$ 46,306
CNY	140,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	43,657	—	43,657
CNY	65,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	21,053	—	21,053
CNY	197,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	65,396	—	65,396
CNY	110,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	37,623	—	37,623
CNY	45,014	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	18,603	—	18,603
CNY	123,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	62,104	—	62,104
CNY	122,116	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	63,357	—	63,357
CNY	149,413	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	83,620	—	83,620
CNY	74,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	42,024	—	42,024
CNY	59,757	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	33,948	—	33,948
CZK	405,572	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(138,004)	—	(138,004)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(5,813)	21	(5,792)
48
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	$ 88,542	$ —	$ 88,542
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	37,456	—	37,456
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	43,047	—	43,047
KRW	15,445,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(184,762)	—	(184,762)
KRW	23,197,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(276,755)	—	(276,755)
KRW	12,139,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(142,536)	—	(142,536)
KRW	11,584,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(134,501)	—	(134,501)
KRW	17,995,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(195,336)	—	(195,336)
KRW	21,593,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(214,479)	—	(214,479)
KRW	19,572,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(191,589)	—	(191,589)
KRW	8,997,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(87,352)	—	(87,352)
KRW	21,593,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(204,471)	—	(204,471)
KRW	14,708,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(128,702)	—	(128,702)
KRW	8,997,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(79,561)	—	(79,561)
MXN	558,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	101,394	—	101,394
MXN	504,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	104,945	—	104,945
MXN	884,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(103,686)	—	(103,686)
MXN	567,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(65,176)	—	(65,176)
MXN	641,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	142,465	—	142,465
49
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	887,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	$ 15,920	$ —	$ 15,920
MXN	882,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(17,673)	—	(17,673)
MXN	136,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(8,556)	—	(8,556)
MXN	103,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/18/28	(33,446)	—	(33,446)
MXN	119,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.84% (pays monthly)	2/21/28	(38,116)	—	(38,116)
MXN	110,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/22/28	(35,765)	—	(35,765)
MXN	72,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	2/24/28	(26,621)	—	(26,621)
MXN	45,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	2/25/28	(18,341)	—	(18,341)
MXN	1,052,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	(114,967)	—	(114,967)
MXN	1,061,946	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	(147,753)	—	(147,753)
MXN	860,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	(85,455)	—	(85,455)
MXN	849,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(301,103)	—	(301,103)
MXN	2,352,070	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(857,572)	—	(857,572)
MXN	979,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.56% (pays monthly)	6/14/28	228,366	—	228,366
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	34,717	—	34,717
PLN	23,717	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(117,410)	—	(117,410)
PLN	43,591	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(210,511)	—	(210,511)
PLN	83,578	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(339,486)	—	(339,486)
PLN	26,714	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(106,339)	—	(106,339)
50
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	175,402	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	$ (251,804)	$ —	$ (251,804)
PLN	90,904	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	120,850	—	120,850
PLN	90,904	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(88,073)	—	(88,073)
PLN	390,150	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	322,728	—	322,728
PLN	390,150	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(188,186)	—	(188,186)
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	36,173	—	36,173
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	95,381	—	95,381
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	91,607	—	91,607
PLN	38,470	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	234,143	—	234,143
PLN	74,514	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(193,177)	—	(193,177)
TWD	417,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.12% (pays quarterly)	6/17/31	92,173	—	92,173
TWD	909,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	193,806	—	193,806
TWD	695,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	141,748	—	141,748
TWD	199,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	40,020	—	40,020
TWD	645,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.14% (pays quarterly)	6/17/31	123,744	—	123,744
TWD	357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.15% (pays quarterly)	6/17/31	64,933	—	64,933
TWD	198,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.16% (pays quarterly)	6/17/31	32,348	—	32,348
TWD	357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.17% (pays quarterly)	6/17/31	55,782	—	55,782
Total						$(2,373,098)	$21	$(2,373,077)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$17,542	1.00% (pays quarterly)(4)	0.68%	6/20/31	$279,795	$(137,028)	$142,767
Total	$17,542				$279,795	$(137,028)	$142,767
51
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain	$8,500	1.00% (pays quarterly)(4)	12/20/35	$ 1,156,522	$ (856,574)	$ 299,948
Korea	147,330	1.00% (pays quarterly)(4)	6/20/31	(5,037,511)	4,690,458	(347,053)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(4)	6/20/30	192	(886)	(694)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)	34,255	1.00% (pays quarterly)(4)	12/20/30	273,428	(718,251)	(444,823)
Markit CDX Emerging Markets Index (CDX.EM.45.V1)	202,782	1.00% (pays quarterly)(4)	6/20/31	5,361,796	(9,204,075)	(3,842,279)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	108,853	5.00% (pays quarterly)(4)	12/20/30	(8,533,579)	8,363,081	(170,498)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	48,125	5.00% (pays quarterly)(4)	6/20/31	(3,694,635)	1,978,318	(1,716,317)
Poland	27,220	1.00% (pays quarterly)(4)	6/20/31	(634,604)	429,225	(205,379)
Qatar	40,962	1.00% (pays quarterly)(4)	6/20/31	(1,251,145)	916,237	(334,908)
Saudi Arabia	54,737	1.00% (pays quarterly)(4)	12/20/30	(899,362)	525,098	(374,264)
Saudi Arabia	51,000	1.00% (pays quarterly)(4)	12/20/33	(424,882)	44,504	(380,378)
Saudi Arabia	46,290	1.00% (pays quarterly)(4)	12/20/35	(18,517)	(388,244)	(406,761)
Saudi Arabia	38,000	1.00% (pays quarterly)(4)	6/20/36	54,402	15,239	69,641
South Africa	200,746	1.00% (pays quarterly)(4)	12/20/30	3,580,573	(4,005,427)	(424,854)
Total				$(10,067,322)	$1,788,703	$(8,278,619)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Barclays Bank PLC	$ 2,469	1.00% (pays quarterly)(4)	1.52%	12/20/26	$ (5,200)	$ 23,646	$ 18,446
Petroleos Mexicanos	Barclays Bank PLC	3,209	1.00% (pays quarterly)(4)	1.52	12/20/26	(6,759)	25,936	19,177
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(4)	1.71	6/20/27	(20,659)	58,265	37,606
Petroleos Mexicanos	Barclays Bank PLC	5,717	1.00% (pays quarterly)(4)	1.71	6/20/27	(38,408)	92,838	54,430
Petroleos Mexicanos	Deutsche Bank AG	3,586	4.00% (pays monthly)	2.61	7/6/26	24,382	—	24,382
Petroleos Mexicanos	Deutsche Bank AG	3,506	4.20% (pays monthly)	2.61	7/6/26	24,947	—	24,947
52
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 2,512	1.00% (pays quarterly)(4)	1.50%	6/20/26	$ 1,186	$ 13,199	$ 14,385
Petroleos Mexicanos	Goldman Sachs International	2,000	1.00% (pays quarterly)(4)	1.50	6/20/26	945	3,243	4,188
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(4)	1.50	6/20/26	541	1,935	2,476
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(4)	1.71	6/20/27	(7,699)	17,963	10,264
Petroleos Mexicanos	Goldman Sachs International	5,789	1.00% (pays quarterly)(4)	1.71	6/20/27	(38,892)	91,355	52,463
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	2,193	1.00% (pays quarterly)(4)	1.67	6/20/27	(13,842)	38,545	24,703
Total		$36,348				$(79,458)	$366,925	$287,467
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$ 963	5.00% (pays quarterly)(4)	12/20/26	$ (30,007)	$ 11,235	$ (18,772)
Ecuador	Barclays Bank PLC	540	5.00% (pays quarterly)(4)	12/20/26	(16,826)	5,235	(11,591)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(4)	6/20/31	(231,801)	(137,560)	(369,361)
Saudi Arabia	BNP Paribas	31,500	1.00% (pays quarterly)(4)	12/20/30	(517,564)	334,073	(183,491)
Saudi Arabia	BNP Paribas	40,642	1.00% (pays quarterly)(4)	12/20/30	(667,772)	413,921	(253,851)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(4)	6/20/35	(66,033)	(276,640)	(342,673)
United States	Barclays Bank PLC	38,049	0.25% (pays quarterly)(4)	12/20/30	191,109	(174,148)	16,961
United States	BNP Paribas	2,976	0.25% (pays quarterly)(4)	12/20/30	14,948	(18,241)	(3,293)
United States	Deutsche Bank AG	1,984	1.00% (pays quarterly)(4)	12/20/30	7,943	(10,320)	(2,377)
Total					$(1,316,003)	$147,555	$(1,168,448)

53
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $53,890,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	1,097	Total Return on UZS 12,841,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	$ 59,859
ICBC Standard Bank plc	USD	1,413	Total Return on UZS 16,265,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	52,591
ICBC Standard Bank plc	USD	512	Total Return on UZS 5,907,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	39,032
ICBC Standard Bank plc	USD	709	Total Return on UZS 8,133,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	48,827
JPMorgan Chase Bank, N.A.	USD	4,000	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	5/14/26	41,587
						$241,896
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDR	– Global Depositary Receipt

LME	– London Metal Exchange
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

54
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

WTI	– West Texas Intermediate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AMD	– Armenian Dram
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
55
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $2,854,476,987)	$2,973,091,324
Affiliated investments, at value (identified cost $804,068,570)	804,068,570
Cash	55,852,371
Deposits for derivatives collateral:
Centrally cleared derivatives	69,808,401
OTC derivatives	15,890,000
Cash collateral for securities sold short	129,892,552
Foreign currency, at value (identified cost $61,543,382)	61,814,228
Interest and dividends receivable	31,809,245
Dividends receivable from affiliated investments	1,755,817
Receivable for investments sold	16,840,306
Receivable for open forward foreign currency exchange contracts	47,031,272
Receivable for open OTC swap contracts	546,324
Upfront payments on open OTC swap contracts	4,347,821
Tax reclaims receivable	2,160
Trustees' deferred compensation plan	293,792
Total assets	$4,213,044,183
Liabilities
Cash collateral due to brokers	$15,890,000
Payable for reverse repurchase agreements, including accrued interest of $1,967	773,286
Written options outstanding, at value (premiums received $1,646,771)	490,909
Payable for investments purchased	43,469,965
Payable for when-issued securities	8,254,982
Payable for securities sold short, at value (proceeds $289,744,267)	292,986,165
Payable for variation margin on open futures contracts and futures style options	2,085,624
Payable for variation margin on open centrally cleared derivatives	2,398,858
Payable for open forward foreign currency exchange contracts	44,064,508
Payable for open OTC swap contracts	1,185,409
Upfront receipts on open OTC swap contracts	1,131,389
Payable to affiliates:
Investment adviser fee	1,613,841
Trustees' fees	63,473
Trustees' deferred compensation plan	293,792
Interest payable on securities sold short	3,004,655
Accrued foreign capital gains taxes	166,532
Accrued expenses and other liabilities	996,046
Total liabilities	$418,869,434
Net Assets applicable to investors' interest in Portfolio	$3,794,174,749
56
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $288,656)	$1,573,768
Dividend income from affiliated investments	10,262,990
Interest income (net of foreign taxes withheld of $2,381,769)	117,383,882
Other income	2,070,979
Total investment income	$131,291,619
Expenses
Investment adviser fee	$9,376,571
Trustees’ fees and expenses	108,500
Custodian fee	1,123,413
Legal and accounting services	374,341
Interest expense and fees	72,227
Interest and dividend expense on securities sold short	6,755,633
Miscellaneous	98,401
Total expenses	$17,909,086
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$398,883
Total expense reductions	$398,883
Net expenses	$17,510,203
Net investment income	$113,781,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $12,642)	$76,088,131
Written options	1,216,298
Securities sold short	(14,934)
Futures contracts	581,429
Futures style options	(1,558,908)
Swap contracts	361,821
Foreign currency transactions	(668,804)
Forward foreign currency exchange contracts	5,224,108
Net realized gain	$81,229,141
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $158,078)	$13,261,016
Written options	254,110
Securities sold short	4,494,898
Futures contracts	(3,364,696)
Futures style options	(2,364,927)
Swap contracts	(5,971,246)
Foreign currency	(476,931)
Forward foreign currency exchange contracts	(8,734,151)
Net change in unrealized appreciation (depreciation)	$(2,901,927)
Net realized and unrealized gain	$78,327,214
Net increase in net assets from operations	$192,108,630
57
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$113,781,416	$153,967,122
Net realized gain (loss)	81,229,141	(7,666,763)
Net change in unrealized appreciation (depreciation)	(2,901,927)	110,636,016
Net increase in net assets from operations	$192,108,630	$256,936,375
Capital transactions:
Contributions	$650,733,054	$1,074,138,058
Withdrawals	(32,017,264)	(118,299,586)
Net increase in net assets from capital transactions	$618,715,790	$955,838,472
Net increase in net assets	$810,824,420	$1,212,774,847
Net Assets
At beginning of period	$2,983,350,329	$1,770,575,482
At end of period	$3,794,174,749	$2,983,350,329
58
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.05%(3)	1.15%	1.10%	1.02%	0.73%	0.70%
Net expenses(2)	1.03%(3)(4)	1.13%(4)	1.09%(4)	1.01%(4)	0.73%(4)	0.70%
Net investment income	6.72%(3)	6.97%	7.07%	6.26%	5.49%	4.60%
Portfolio Turnover	89%(5)	142%	156%	96%	81%	88%
Total Return	5.95%(5)	12.26%	8.70%	9.29%	(3.93)%	4.52%
Net assets, end of period (000’s omitted)	$3,794,175	$2,983,350	$1,770,575	$1,792,136	$1,855,794	$2,563,864
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06%, of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.
59
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2026 were $25,778,898 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options (other than futures style options), are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts and futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
60

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
61

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
62

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

M  Futures Style Options—Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For futures style options, on a daily basis for both purchased and written options, the Portfolio pays or receives variation margin based on the daily fluctuation in market value, and records variation margin in the Consolidated Statement of Assets and Liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in futures style options in the Portfolio’s Consolidated Statement of Operations.
N  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
63

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
W  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
X  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
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Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $9,376,571 or 0.55% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $398,883 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$1,364,563,059	$1,615,406,979
U.S. Government and Agency Securities	—	806,300
	$1,364,563,059	$1,616,213,279
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Global Macro Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,561,694,973
Gross unrealized appreciation	$84,479,303
Gross unrealized depreciation	(183,028,796)
Net unrealized depreciation	$(98,549,493)
5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 6,622,091
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	8,022,750
Total Restricted Securities			$10,100,000	$14,644,841
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures style options, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Consolidated Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including futures style options, futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $46,216,879. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,803,251 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$2,886,567	$ —	$224,534	$1,975,025	$553,510	$5,639,636
Not applicable	1,246,029(1)	10,706,708(1)	—	10,833,713(1)	4,592,682(1)	27,379,132
Receivable for open forward foreign currency exchange contracts	—	—	—	47,031,272	—	47,031,272
Receivable/Payable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	266,001	—	—	241,896	507,897
Total Asset Derivatives	$4,132,596	$10,972,709	$224,534	$59,840,010	$5,388,088	$80,557,937
Derivatives not subject to master netting or similar agreements	$4,132,596	$10,706,708	$224,534	$10,833,713	$4,592,682	$30,490,233
Total Asset Derivatives subject to master netting or similar agreements	$ —	$266,001	$ —	$49,006,297	$795,406	$50,067,704
Written options outstanding, at value	$ —	$ —	$ —	$(490,909)	$ —	$(490,909)
Not applicable	(3,380,999)(1)	(20,494,235)(1)	(5,012,185)(1)	(15,583,541)(1)	(7,673,477)(1)	(52,144,437)
Payable for open forward foreign currency exchange contracts	—	—	—	(44,064,508)	—	(44,064,508)
Payable/Receivable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(1,661,462)	—	—	—	(1,661,462)
Total Liability Derivatives	$(3,380,999)	$(22,155,697)	$(5,012,185)	$(60,138,958)	$(7,673,477)	$(98,361,316)
Derivatives not subject to master netting or similar agreements	$(3,380,999)	$(20,494,235)	$(5,012,185)	$(15,583,541)	$(7,673,477)	$(52,144,437)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(1,661,462)	$ —	$(44,555,417)	$ —	$(46,216,879)
(1)	Only the current day’s variation margin on open futures contracts, futures style options and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, futures style options and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$4,773,695	$(3,737,804)	$(1,035,891)	$ —	$ —
Barclays Bank PLC	4,409,070	(4,409,070)	—	—	—
BNP Paribas	14,964	(14,964)	—	—	—
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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$2,664,919	$(2,664,919)	$ —	$ —	$ —
Deutsche Bank AG	18,169,754	(3,569,310)	—	(14,110,000)	490,444
Goldman Sachs International	1,822,698	(1,822,698)	—	—	—
HSBC Bank USA, N.A.	699,823	(699,823)	—	—	—
ICBC Standard Bank plc	2,097,878	—	—	(1,780,000)	317,878
JPMorgan Chase Bank, N.A.	10,207,909	(10,207,909)	—	—	—
Societe Generale	712,793	(712,793)	—	—	—
Standard Chartered Bank	4,214,530	(3,027,701)	—	—	1,186,829
State Street Bank and Trust Company	66,968	(66,968)	—	—	—
UBS AG	212,703	(212,703)	—	—	—
	$50,067,704	$(31,146,662)	$(1,035,891)	$(15,890,000)	$1,995,151

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(3,737,804)	$3,737,804	$ —	$ —	$ —
Barclays Bank PLC	(6,504,074)	4,409,070	1,234,690	—	(860,314)
BNP Paribas	(1,573,374)	14,964	1,502,057	—	(56,353)
Citibank, N.A.	(3,072,829)	2,664,919	407,910	—	—
Deutsche Bank AG	(3,569,310)	3,569,310	—	—	—
Goldman Sachs International	(5,003,461)	1,822,698	3,180,763	—	—
HSBC Bank USA, N.A.	(728,918)	699,823	29,095	—	—
JPMorgan Chase Bank, N.A.	(15,787,046)	10,207,909	4,884,808	—	(694,329)
Societe Generale	(1,352,199)	712,793	639,406	—	—
Standard Chartered Bank	(3,027,701)	3,027,701	—	—	—
State Street Bank and Trust Company	(1,184,186)	66,968	873,870	—	(243,348)
UBS AG	(675,977)	212,703	463,274	—	—
	$(46,216,879)	$31,146,662	$13,215,873	$—	$(1,854,344)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2026 is included at Note 8.
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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(33,026)	$ —	$(2,608,564)	$(439,877)	$(28,781)	$(3,110,248)
Written options	—	—	—	1,216,298	—	1,216,298
Futures contracts	1,618,609	—	(551,748)	—	(485,432)	581,429
Futures style options	(1,558,908)	—	—	—	—	(1,558,908)
Swap contracts	—	(4,107,782)	—	—	4,469,603	361,821
Forward foreign currency exchange contracts	—	—	—	5,224,108	—	5,224,108
Total	$26,675	$(4,107,782)	$(3,160,312)	$6,000,529	$3,955,390	$2,714,500
Change in unrealized appreciation (depreciation):
Investments(1)	$(1,333,058)	$ —	$140,030	$(139,612)	$218,628	$(1,114,012)
Written options	—	—	—	254,110	—	254,110
Futures contracts	1,603,051	—	(4,530,069)	—	(437,678)	(3,364,696)
Futures style options	(2,364,927)	—	—	—	—	(2,364,927)
Swap contracts	—	(5,077,938)	—	—	(893,308)	(5,971,246)
Forward foreign currency exchange contracts	—	—	—	(8,734,151)	—	(8,734,151)
Total	$(2,094,934)	$(5,077,938)	$(4,390,039)	$(8,619,653)	$(1,112,358)	$(21,294,922)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Purchased Swaptions	Swap Contracts
$128,783,000	$293,277,000	$3,326,048,000	$48,352,000	$2,599,258,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $567,290,000 and $104,458,000, respectively. The average number of purchased and written options contracts, including futures style options, outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was 3,349 and 164, respectively.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
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Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	3/20/26	On Demand(1)	2.45%	NZD	1,305,661	$773,286
Total						$773,286
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $768,000 and 2.50%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2026.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$61,707,010	$ —	$(58,458,900)	$ —	$3,248,110
Citibank, N.A.	1,806,750	—	(1,604,468)	—	202,282
JPMorgan Chase Bank, N.A.	15,684,254	—	(15,572,371)	—	111,883
Merrill Lynch International	13,400,835	—	(13,104,770)	—	296,065
Nomura International PLC	172,957,660	—	(162,302,084)	—	10,655,576
	$265,556,509	$ —	$(251,042,593)	$ —	$14,513,916

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Australia & New Zealand Banking Group Ltd.	$(773,286)	$ —	$773,286	$ —	$ —
	$(773,286)	$ —	$773,286	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
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Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $804,068,570, which represents 21.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$456,966,755	$1,632,145,640	$(1,285,043,825)	$ —	$ —	$804,068,570	$10,262,990	804,068,570
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$ —	$ 27,412,397	$ —	$ 27,412,397
Common Stocks	21,147,449	187,996,404**	—	209,143,853
Convertible Bonds	—	1,075,745	—	1,075,745
Credit Linked Notes	—	2,609,108	—	2,609,108
Foreign Corporate Bonds	—	205,510,254	0	205,510,254
Insurance Linked Securities	—	—	45,025,651	45,025,651
Loan Participation Notes	—	—	5,258,038	5,258,038
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	15,416,707	—	15,416,707
Sovereign Government Bonds	—	1,216,572,366	—	1,216,572,366
Sovereign Loans	—	36,098,359	—	36,098,359
U.S. Government Agency Mortgage-Backed Securities	—	2,852,625	—	2,852,625
U.S. Government Guaranteed Small Business Administration Loans	—	2,373,958	—	2,373,958
Short-Term Investments:
Affiliated Fund	804,068,570	—	—	804,068,570
Repurchase Agreements	—	265,556,509	—	265,556,509
Sovereign Government Securities	—	192,152,945	—	192,152,945
U.S. Treasury Obligations	—	740,393,173	—	740,393,173
Purchased Currency Options	—	1,975,025	—	1,975,025
Purchased Interest Rate Swaptions	—	553,510	—	553,510
Purchased Call Options	1,494,727	—	—	1,494,727
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Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Purchased Put Options	$ 1,558,090	$ 58,284	$ —	$ 1,616,374
Total Investments	$828,268,836	$2,898,607,369	$50,283,689	$3,777,159,894
Forward Foreign Currency Exchange Contracts	$ —	$ 57,864,985	$ —	$ 57,864,985
Futures Contracts	2,878,732	—	—	2,878,732
Swap Contracts	—	14,174,584	—	14,174,584
Total	$831,147,568	$2,970,646,938	$50,283,689	$3,852,078,195
Liability Description
Securities Sold Short	$(86,877,856)	$ (206,108,309)	$ —	$ (292,986,165)
Written Currency Options	—	(490,909)	—	(490,909)
Forward Foreign Currency Exchange Contracts	—	(59,648,049)	—	(59,648,049)
Futures Contracts	(8,160,430)	(208,227)	—	(8,368,657)
Purchased Call Futures Style Options	(2,364,927)	—	—	(2,364,927)
Swap Contracts	—	(27,488,774)	—	(27,488,774)
Total	$(97,403,213)	$ (293,944,268)	$ —	$ (391,347,481)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
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EAGMX-NCSR    4.30.26

Eaton Vance
Strategic Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Strategic Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Strategic Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost $120,412,782)	$ 140,105,075	0.8%
Global Macro Absolute Return Advantage Portfolio
(identified cost $2,017,092,557)	2,234,546,771	12.6
Global Opportunities Portfolio
(identified cost $13,373,640,077)	13,439,335,320	75.7
High Income Opportunities Portfolio
(identified cost $823,789,182)	825,452,500	4.7
International Income Portfolio
(identified cost $182,720,335)	185,149,832	1.0
Senior Debt Portfolio
(identified cost $520,328,156)	530,617,514	3.0
Total Investments in Affiliated Portfolios (identified cost $17,037,983,089)	$17,355,207,012	97.8%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	42,755,801	$ 364,706,980	2.0%
Total Investments in Affiliated Investment Funds (identified cost $346,129,545)		$ 364,706,980	2.0%
Total Investments (identified cost $17,384,112,634)		$17,719,913,992	99.8%
Other Assets, Less Liabilities		$ 30,475,276	0.2%
Net Assets		$17,750,389,268	100.0%
1
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Affiliated investments, at value (identified cost, $17,384,112,634)	$17,719,913,992
Cash	5,758
Receivable for Fund shares sold	43,993,956
Trustees' deferred compensation plan	11,917
Total assets	$17,763,925,623
Liabilities
Payable for Fund shares redeemed	$11,699,890
Payable to affiliates:
Distribution and service fees	628,069
Sub-transfer agency fee	62,901
Trustees' fees	42
Trustees' deferred compensation plan	11,917
Accrued expenses	1,133,536
Total liabilities	$13,536,355
Net Assets	$17,750,389,268
Sources of Net Assets
Paid-in capital	$17,776,068,255
Accumulated loss	(25,678,987)
Net Assets	$17,750,389,268
Class A Shares
Net Assets	$1,167,751,558
Shares Outstanding	170,330,552
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.86
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.09
Class C Shares
Net Assets	$468,068,546
Shares Outstanding	72,434,107
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.46
Class I Shares
Net Assets	$16,087,360,668
Shares Outstanding	2,350,923,665
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.84
Class R Shares
Net Assets	$27,208,496
Shares Outstanding	3,961,572
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.87
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividends allocated from Portfolios (net of foreign taxes withheld of $401,225)	$25,242,456
Dividend income from Affiliated Investment Funds	35,448,094
Interest income	32,877
Interest income allocated from Portfolios (net of foreign taxes withheld of $3,474,281)	510,323,509
Other income allocated from Portfolios	3,621,974
Expenses, excluding interest and dividend expense and fees, allocated from Portfolios	(48,024,461)
Interest and dividend expense and fees allocated from Portfolios	(13,066,100)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	764,823
Total investment income	$514,343,172
Expenses
Distribution and service fees:
Class A	$1,327,345
Class C	2,048,600
Class R	59,490
Trustees’ fees and expenses	250
Custodian fee	37,728
Transfer and dividend disbursing agent fees	3,637,823
Legal and accounting services	374,492
Printing and postage	904,872
Registration fees	441,408
Miscellaneous	3,693
Total expenses	$8,835,701
Net investment income	$505,507,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions - Affiliated Investment Funds	$11,065,019
Net realized gain (loss) allocated from Portfolios:
Investment transactions (net of foreign capital gains taxes of $50,467)	159,890,413
Written options	1,752,532
Securities sold short	112,303
Futures contracts	12,032,400
Futures style options	(1,801,131)
Swap contracts	30,363,479
Foreign currency transactions	(4,556,518)
Forward foreign currency exchange contracts	(27,264,032)
Non-deliverable bond forward contracts	(2,238,121)
Net realized gain	$179,356,344
Change in unrealized appreciation (depreciation):
Investments — Affiliated Investment Funds	$670,299
Change in unrealized appreciation (depreciation) allocated from Portfolios:
Investments (including net increase in accrued foreign capital gains taxes of $879,684)	(61,537,388)
Written options	285,384
Securities sold short	7,202,797
TBA sale commitments	(1,595,891)
Futures contracts	(57,590,513)
Futures style options	(2,912,314)
Swap contracts	(30,047,933)
Foreign currency	781,555
Forward foreign currency exchange contracts	254,130
Non-deliverable bond forward contracts	(410,579)
Net change in unrealized appreciation (depreciation)	$(144,900,453)
Net realized and unrealized gain	$34,455,891
3
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Statement of Operations (Unaudited) — continued

Six Months Ended
April 30, 2026
Realized and Unrealized Gain (Loss)
Net increase in net assets from operations	$539,963,362
4
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$505,507,471	$636,426,060
Net realized gain (loss)	179,356,344	(67,056,735)
Net change in unrealized appreciation (depreciation)	(144,900,453)	521,336,128
Net increase in net assets from operations	$539,963,362	$1,090,705,453
Distributions to shareholders:
Class A	$(39,636,326)	$(56,333,781)
Class C	(13,722,504)	(15,588,166)
Class I	(544,939,912)	(620,357,678)
Class R	(854,098)	(931,174)
Total distributions to shareholders	$(599,152,840)	$(693,210,799)
Transactions in shares of beneficial interest:
Class A	$214,367,429	$179,163,130
Class C	122,886,781	144,860,440
Class I	3,984,786,456	5,862,968,251
Class R	6,595,360	11,076,290
Net increase in net assets from Fund share transactions	$4,328,636,026	$6,198,068,111
Net increase in net assets	$4,269,446,548	$6,595,562,765
Net Assets
At beginning of period	$13,480,942,720	$6,885,379,955
At end of period	$17,750,389,268	$13,480,942,720
5
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.86	$6.59	$6.35	$6.48	$7.18	$7.18
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.43	$0.40	$0.38	$0.30	$0.30
Net realized and unrealized gain (loss)	0.03	0.30	0.30	(0.05)	(0.66)	0.01(2)
Total income (loss) from operations	$0.25	$0.73	$0.70	$0.33	$(0.36)	$0.31
Less Distributions
From net investment income	$(0.25)	$(0.46)	$(0.41)	$(0.38)	$(0.32)	$(0.28)
From net realized gain	—	—	—	—	(0.00)(3)	(0.00)(3)
Tax return of capital	—	—	(0.05)	(0.08)	(0.02)	(0.03)
Total distributions	$(0.25)	$(0.46)	$(0.46)	$(0.46)	$(0.34)	$(0.31)
Net asset value — End of period	$6.86	$6.86	$6.59	$6.35	$6.48	$7.18
Total Return(4)	3.73%(5)	11.46%	11.26%	5.11%	(4.99)%	4.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,167,752	$956,499	$744,264	$650,558	$617,011	$697,690
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	1.11%(9)	1.46%	1.43%	1.22%	1.07%	1.08%
Net expenses(8)	1.10%(9)(10)	1.46%(10)	1.43%(10)	1.20%(10)	1.07%(10)	1.08%
Net investment income	6.33%(9)	6.42%	6.03%	5.74%	4.40%	4.08%
Portfolio Turnover of the Fund(11)	13%(5)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolios' allocated expenses.
(8)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.17%, 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01%, less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(11)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
6
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.47	$6.21	$5.98	$6.10	$6.76	$6.77
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.36	$0.33	$0.31	$0.24	$0.23
Net realized and unrealized gain (loss)	0.02	0.29	0.29	(0.04)	(0.63)	(0.00)(2)
Total income (loss) from operations	$0.20	$0.65	$0.62	$0.27	$(0.39)	$0.23
Less Distributions
From net investment income	$(0.21)	$(0.39)	$(0.35)	$(0.32)	$(0.25)	$(0.21)
From net realized gain	—	—	—	—	(0.00)(2)	(0.00)(2)
Tax return of capital	—	—	(0.04)	(0.07)	(0.02)	(0.03)
Total distributions	$(0.21)	$(0.39)	$(0.39)	$(0.39)	$(0.27)	$(0.24)
Net asset value — End of period	$6.46	$6.47	$6.21	$5.98	$6.10	$6.76
Total Return(3)	3.16%(4)	10.72%	10.50%	4.36%	(5.85)%	3.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$468,069	$346,593	$191,391	$108,638	$126,342	$160,918
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	1.86%(8)	2.20%	2.18%	1.97%	1.82%	1.83%
Net expenses(7)	1.85%(8)(9)	2.20%(9)	2.18%(9)	1.95%(9)	1.82%(9)	1.83%
Net investment income	5.58%(8)	5.67%	5.31%	4.99%	3.63%	3.35%
Portfolio Turnover of the Fund(10)	13%(4)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios' allocated expenses.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.17%, 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01%, less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
7
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.85	$6.58	$6.34	$6.47	$7.16	$7.17
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.45	$0.42	$0.39	$0.32	$0.31
Net realized and unrealized gain (loss)	0.03	0.30	0.30	(0.04)	(0.65)	0.00(2)(3)
Total income (loss) from operations	$0.25	$0.75	$0.72	$0.35	$(0.33)	$0.31
Less Distributions
From net investment income	$(0.26)	$(0.48)	$(0.43)	$(0.39)	$(0.33)	$(0.29)
From net realized gain	—	—	—	—	(0.00)(2)	(0.00)(2)
Tax return of capital	—	—	(0.05)	(0.09)	(0.03)	(0.03)
Total distributions	$(0.26)	$(0.48)	$(0.48)	$(0.48)	$(0.36)	$(0.32)
Net asset value — End of period	$6.84	$6.85	$6.58	$6.34	$6.47	$7.16
Total Return(4)	3.74%(5)	11.75%	11.55%	5.37%	(4.77)%	4.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,087,361	$12,157,169	$5,940,720	$3,315,739	$2,290,663	$2,075,516
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	0.86%(9)	1.20%	1.18%	0.97%	0.82%	0.83%
Net expenses(8)	0.85%(9)(10)	1.20%(10)	1.18%(10)	0.95%(10)	0.82%(10)	0.83%
Net investment income	6.57%(9)	6.66%	6.31%	5.98%	4.67%	4.30%
Portfolio Turnover of the Fund(11)	13%(5)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolios' allocated expenses.
(8)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.17%, 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01%, less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(11)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
8
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.87	$6.60	$6.36	$6.49	$7.19	$7.20
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.41	$0.39	$0.36	$0.28	$0.26
Net realized and unrealized gain (loss)	0.03	0.30	0.29	(0.04)	(0.66)	0.02(2)
Total income (loss) from operations	$0.24	$0.71	$0.68	$0.32	$(0.38)	$0.28
Less Distributions
From net investment income	$(0.24)	$(0.44)	$(0.39)	$(0.37)	$(0.30)	$(0.26)
From net realized gain	—	—	—	—	(0.00)(3)	(0.00)(3)
Tax return of capital	—	—	(0.05)	(0.08)	(0.02)	(0.03)
Total distributions	$(0.24)	$(0.44)	$(0.44)	$(0.45)	$(0.32)	$(0.29)
Net asset value — End of period	$6.87	$6.87	$6.60	$6.36	$6.49	$7.19
Total Return(4)	3.57%(5)	11.17%	10.98%	4.85%	(5.21)%	3.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,208	$20,681	$9,004	$2,678	$2,254	$2,720
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	1.36%(9)	1.70%	1.69%	1.47%	1.32%	1.33%
Net expenses(8)	1.35%(9)(10)	1.70%(10)	1.69%(10)	1.45%(10)	1.32%(10)	1.33%
Net investment income	6.08%(9)	6.15%	5.85%	5.48%	4.12%	3.57%
Portfolio Turnover of the Fund(11)	13%(5)	5%	12%	14%	22%	14%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolios' allocated expenses.
(8)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.17%, 0.51%, 0.44%, 0.20%, 0.06% and 0.06% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01%, less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(11)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
9
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Strategic Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing in interests in six portfolios (the Portfolios) managed by Boston Management and Research (BMR), an affiliate of Eaton Vance Management (EVM), which are Massachusetts business trusts, and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc., a Maryland corporation (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in each Portfolio's net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2026 were as follows: Emerging Markets Local Income Portfolio (7.6%), Global Macro Absolute Return Advantage Portfolio (31.0%), Global Opportunities Portfolio (100%), High Income Opportunities Portfolio (42.1%), International Income Portfolio (76.0%) and Senior Debt Portfolio (11.4%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each other Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements are available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.
Additional valuation policies for the other Portfolios are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Derivatives. Futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.
Other. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.
B  Income—The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
10

Eaton Vance
Strategic Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolios.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2026, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $168,938,815 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $16,941,037 are short-term and $151,997,778 are long-term. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.
11

Eaton Vance
Strategic Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Portfolios, at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$17,718,099,374
Gross unrealized appreciation	$1,814,618
Gross unrealized depreciation	—
Net unrealized appreciation	$1,814,618
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2026, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $43,131,695 or 0.56% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $764,823 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $98,473 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $171,414 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $35,448,094 and $253,000,000, respectively, for the six months ended April 30, 2026.
12

Eaton Vance
Strategic Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $1,327,345 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $1,536,450 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $29,745 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $512,150 and $29,745 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $43,925 and $25,925 of CDSCs paid by Class A and Class C shareholders, respectively.
7  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Emerging Markets Local Income Portfolio	$ —	$(9,488,000)
Global Macro Absolute Return Advantage Portfolio	251,073,575	(607,132,358)
Global Opportunities Portfolio	4,042,671,131	(178,482,284)
High Income Opportunities Portfolio	276,029,098	(3,308,825)
International Income Portfolio	178,900,551	(735,294)
Senior Debt Portfolio	10,706,769	(2,941,178)
13

Eaton Vance
Strategic Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	46,202,311	$ 319,522,645	51,012,836	$ 343,584,350
Issued to shareholders electing to receive payments of distributions in Fund shares	5,410,218	37,296,054	7,930,335	53,294,347
Redemptions	(20,625,619)	(142,451,270)	(32,489,954)	(217,715,567)
Net increase	30,986,910	$ 214,367,429	26,453,217	$ 179,163,130
Class C
Sales	21,697,067	$ 141,444,453	28,301,563	$ 179,852,720
Issued to shareholders electing to receive payments of distributions in Fund shares	2,020,320	13,124,955	2,318,880	14,699,068
Redemptions	(4,867,157)	(31,682,627)	(7,844,794)	(49,691,348)
Net increase	18,850,230	$ 122,886,781	22,775,649	$ 144,860,440
Class I
Sales	747,836,372	$5,164,463,557	1,098,185,319	$7,381,276,829
Issued to shareholders electing to receive payments of distributions in Fund shares	75,831,228	521,665,393	87,927,064	590,869,261
Redemptions	(246,643,428)	(1,701,342,494)	(314,640,783)	(2,109,177,839)
Net increase	577,024,172	$3,984,786,456	871,471,600	$5,862,968,251
Class R
Sales	1,011,840	$ 7,002,058	2,307,692	$ 15,513,355
Issued to shareholders electing to receive payments of distributions in Fund shares	123,163	850,372	137,128	924,618
Redemptions	(181,781)	(1,257,070)	(799,915)	(5,361,683)
Net increase	953,222	$ 6,595,360	1,644,905	$ 11,076,290
9  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in affiliated funds was $364,706,980, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$570,523,568	$35,448,094	$(253,000,000)	$11,065,019	$670,299	$364,706,980	$35,448,094	42,755,801
14

Eaton Vance
Strategic Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$17,355,207,012	$ —	$ —	$17,355,207,012
Investments in Affiliated Investment Funds	364,706,980	—	—	364,706,980
Total Investments	$17,719,913,992	$ —	$ —	$17,719,913,992
15

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.0%
Security	Principal Amount (000's omitted)	Value
AASET MT-1 Ltd., Series 2025-3A, Class B, 5.732%, 2/16/50(1)	$8,053	$ 7,940,476
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 6.925%, (3 mo. SOFR + 3.25%), 10/20/38(1)(2)	5,000	5,011,230
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	600	620,272
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.63%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,008,068
Allegany Park CLO Ltd., Series 2019-1A, Class ERR, 10.075%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	840,577
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,187,865
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,854,187
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 10.515%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,145,188
Babson CLO Ltd.:
Series 2022-4A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	4,990,975
Series 2024-3A, Class E, 9.575%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,005,260
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 7.925%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,502,638
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.523%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	6,832,714
Series 2021-1A, Class ER, 8.923%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,860,632
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.425%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,948,277
Series 2021-16A, Class DR, 8.825%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,753,610
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 9.423%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,864,596
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	6,000	5,933,166
Barings CLO Ltd.:
Series 2023-2A, Class ER, 8.775%, (3 mo. SOFR + 5.10%), 10/20/38(1)(2)	3,000	2,989,530
Series 2025-1A, Class D2, 7.325%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	2,974,527
Security	Principal Amount (000's omitted)	Value
Barings CLO Ltd.: (continued)
Series 2025-1A, Class E, 8.275%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	$4,000	$ 3,961,428
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.025%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,029,255
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.287%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,898,142
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	5,000	5,011,770
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.628%, (3 mo. SOFR + 2.95%), 1/20/39(1)(2)	4,000	4,006,548
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.623%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,234,028
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.417%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	5,000	5,012,070
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.723%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,013,845
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.38%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,003,516
Series 2018-16A, Class D2R2, 7.68%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,493,790
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 6.425%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,002,890
Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,978,724
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1, 7.164%, (3 mo. SOFR + 3.50%), 7/22/37(1)(2)	5,000	5,009,850
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.925%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,457,565
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 4.937%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	258	257,723
Series 2015-3A, Class DR, 9.337%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,468,448
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	760,718
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 7.437%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,505,047
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,886,650

16
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.225%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	$1,000	$ 954,486
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,793,911
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	964,625
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	1,448	1,339,180
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.275%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	2,973,882
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	5,250	5,101,661
Series 2023-20A, Class DR, 7.073%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	5,000	4,980,155
Series 2023-21A, Class D1R, 6.425%, (3 mo. SOFR + 2.75%), 10/18/38(1)(2)	3,000	2,981,250
Series 2023-21A, Class ER, 8.925%, (3 mo. SOFR + 5.25%), 10/18/38(1)(2)	3,000	2,964,957
Series 2024-22A, Class D, 7.973%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,016,866
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,538,900
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	10,000	9,933,403
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	17,500	17,225,033
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	863,261
Series 2017-1A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	2,000	1,949,204
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,970,774
Series 2022-1A, Class D, 6.88%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,889,375
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class ER3, 8.621%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	3,000	2,938,920
Series 2019-4A, Class CR, 6.873%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,743,098
Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,970,168
Series 2026-1A, Class E, 8.926%, (3 mo. SOFR + 5.25%), 4/25/39(1)(2)	3,250	3,283,829
CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(3)	5,000	4,822,333
Security	Principal Amount (000's omitted)	Value
Crown City CLO III, Series 2021-1A, Class C, 7.237%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	$1,000	$ 972,718
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 10.787%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,902,884
Dryden CLO Ltd., Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	988,735
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	1,897,120
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	3,000	3,023,370
Elmwood CLO 14 Ltd., Series 2022-1A, Class DR, 6.575%, (3 mo. SOFR + 2.90%), 10/20/38(1)(2)	2,000	2,013,466
Elmwood CLO 16 Ltd., Series 2022-3A, Class D1RR, 7.175%, (3 mo. SOFR + 3.50%), 4/20/37(1)(2)	2,000	2,004,108
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.525%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,004,020
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 8.93%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,017,440
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 6.775%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,302,210
Series 2020-3A, Class ERR, 9.575%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	958,238
Empower CLO Ltd., Series 2024-1A, Class D1, 7.417%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,000,150
FirstKey Homes Trust:
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	36,778,083
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	12,327,294
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	9,073,610
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	36,759,578
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 6.873%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,290,736
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.225%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,004,466
Series 2024-33A, Class E, 10.325%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,283,265

17
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Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 9.575%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	$3,000	$ 2,969,721
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,790	6,827,382
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.255%, 7/25/34(1)	5,000	4,878,175
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.075%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,951,490
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.667%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,500,175
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 9.768%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	1,968,716
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.404%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	750	751,244
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 7.425%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,396,834
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 6.923%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,503,570
Series 2024-2A, Class E, 10.573%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	994,703
Series 2024-3A, Class D1, 6.975%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,002,652
Highbridge Loan Management, Series 3A-2014, Class DR, 10.437%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,770	2,383,456
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,893	28,521,413
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,786	44,274,769
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,149,141
KKR CLO 48 Ltd., Series 48-A, Class D1R, 6.618%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	4,000	4,021,644
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 6.78%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,032,300
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.514%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	78,929	78,407,543
Series 2025-GT1, Class B, 7.214%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,056,832
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.573%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	2,948,214
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	$2,000	$ 1,777,976
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.823%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,003,894
Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,504,966
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 4/20/35(1)(2)	2,500	2,494,928
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 5/25/26, 9/25/54(1)(4)	5,238	5,250,298
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.569%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	3,875	3,875,469
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	4,845	4,824,989
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 10.414%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	2,005,642
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 10.625%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	2,994,312
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.466%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,993,770
New Mountain CLO 3 Ltd.:
Series CLO-3A, Class D1R, 6.625%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	5,000	5,010,605
Series CLO-3A, Class ER, 9.025%, (3 mo. SOFR + 5.35%), 10/20/38(1)(2)	4,500	4,430,610
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 7.975%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,003,922
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 7.525%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	1,980,730
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	23,267	23,352,859
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.375%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,006,657
Series 2019-4A, Class ERR, 10.265%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,472,463
Series 2025-32A, Class D3, 7.923%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	3,000	2,872,272
OCP CLO Ltd., Series 2024-32A, Class D1, 7.416%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,014,175

18
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Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.675%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	$2,500	$ 2,505,222
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.723%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,003,750
Orion CLO Ltd.:
Series 2023-1A, Class D1R, 6.567%, (3 mo. SOFR + 2.90%), 10/25/38(1)(2)	4,000	3,937,108
Series 2024-4A, Class E, 9.675%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	1,972,172
Series 2025-6A, Class E, 8.925%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,987,334
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	4,038,854
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 7.575%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,463,352
Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	1,911,080
Series 2023-2A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	4,000	4,012,464
Progress Residential Trust:
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	965,683
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	17,650	17,140,056
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,500,436
Regatta 31 Funding Ltd., Series 2025-1A, Class D, 8.567%, (3 mo. SOFR + 4.90%), 3/25/38(1)(2)	3,000	2,910,591
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,395,096
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(3)	4,500	4,273,511
RR 35 Ltd., Series 2024-35A, Class D, 9.023%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,523,062
RR 38 Ltd., Series 2025-38A, Class C2, 7.323%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	3,906,168
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(4)	21,948	21,902,238
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,070	1,086,715
Series 2024-B, Class F, 8.881%, 1/18/33(1)	1,568	1,599,602
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)	1,250	1,251,468
Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 6.323%, (3 mo. SOFR + 2.65%), 10/15/38(1)(2)	4,000	3,936,712
Security	Principal Amount (000's omitted)	Value
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.817%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	$5,000	$ 4,997,280
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 6.63%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	3,989,044
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 7.422%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,395,437
STAR Trust:
Series 2021-SFR2, Class G, 7.169%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	4,000	4,004,102
Series 2024-SFR4, Class C, 6.105%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,601,523
Series 2024-SFR4, Class D, 6.605%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,715,500
Series 2025-SFR5, Class D, 6.105%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,678,845
Series 2025-SFR5, Class E, 6.605%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,499,990
Series 2025-SFR6, Class C, 5.655%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,456,277
Series 2025-SFR6, Class D, 6.055%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,064,274
TCW CLO Ltd., Series 2024-3A, Class E, 10.275%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	1,887,002
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.167%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,997,660
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.617%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,757,744
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,530,074
Series 2025-SFR1, Class D, 5.655%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,002,264
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	3,612	3,601,720
U.S. Bank NA:
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)	14,316	14,189,806
Series 2026-RVM1, Class F, 10.192%, 12/25/46(1)	6,681	6,650,124
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	4,857	4,905,592
VB-S1 Issuer LLC:
Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,870,383
Series 2026-1A, Class F, 6.843%, 3/15/56(1)	5,984	6,016,258
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,474,811

19
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Global Opportunities Portfolio
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Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VINE Trust: (continued)
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	$5,000	$ 4,770,134
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.415%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,542,210
Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,864,108
Series 2018-2A, Class E, 9.185%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	917,369
Series 2024-2A, Class D, 6.875%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,009,117
Wellfleet CLO Ltd.:
Series 2019-1A, Class CRR, 6.475%, (3 mo. SOFR + 2.80%), 7/20/32(1)(2)	2,500	2,488,135
Series 2021-2A, Class E, 10.895%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	840,712
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	6,038	6,000,755
Windhill CLO 5 Ltd., 13.00%, 10/22/35	36,073	36,766,936
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	6,000	5,998,093
Total Asset-Backed Securities (identified cost $935,449,401)		$ 941,634,325

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,062,516
PGIM Global High Yield Fund, Inc.	430,326	5,151,002
Western Asset High Income Opportunity Fund, Inc.	383,997	1,416,949
Total Closed-End Funds (identified cost $8,409,895)		$ 7,630,467

Collateralized Mortgage Obligations — 40.2%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.263%, 1/25/70(1)(3)	$1,440	$ 1,464,222
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	11,050	11,108,609
BofA Lending Facility, 7.649%, (SOFR + 4.00%), 6/16/28(2)	5,188	5,227,622
BofA Lending Facility, Mezzanine Tranche, 7.649%, (SOFR + 4.00%), 6/1/26(2)	2,370	2,369,260
Security	Principal Amount (000's omitted)	Value
Brean Asset-Backed Securities Trust:
Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63	$3,397	$ 3,406,871
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(1)	8,645	7,336,974
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(1)	8,534	6,441,756
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(3)	9,300	8,817,147
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,352	2,308,932
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	8,450	8,537,074
CFMT LLC:
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(4)	5,770	5,438,212
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(4)	9,932	9,163,525
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(3)	1,150	1,113,553
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(3)	1,250	1,214,259
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(3)	1,550	1,499,314
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(3)	8,500	8,152,023
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(3)	1,000	970,565
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(3)	3,750	3,631,916
Champs Trust:
Series 2024-1, Class A, 9.45%, 7/25/59(1)(3)	33,171	33,926,805
Series 2024-2, Class A, 8.752%, 11/25/59(1)(3)	27,970	28,726,832
Series 2024-3, Class A, 9.05%, 1/25/60(1)(3)	52,098	53,577,667
Series 2025-1, Class A, 7.93%, 4/25/60(1)(3)	63,399	65,339,985
Series 2025-2, Class A, 8.161%, 10/25/60(1)(3)	86,405	88,967,200
Series 2026-1, Class A, 8.913%, 9/25/61(1)	95,032	98,630,983
CHNGE Mortgage Trust, Series 2022-NQM1, Class M1, 5.82% to 5/25/26, 6/25/67(1)(4)	1,764	1,763,047
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(4)	9,000	9,116,902
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	15,377	15,106,236
FARM Mortgage Trust:
Series 2022-1, Class B, 2.957%, 1/25/52(1)(3)	2,282	1,741,763
Series 2023-1, Class B, 3.035%, 3/25/52(1)(3)	2,385	1,823,398
Series 2024-1, Class B, 5.082%, 10/1/53(1)(3)	3,141	2,783,877

20
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FARM Mortgage Trust: (continued)
Series 2025-1, Class B, 5.633%, 8/1/55(1)(3)	$3,550	$ 3,158,223
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	10	9,768
Series 4273, Class SP, 1.951%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	516	423,591
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	4,319	1,800,825
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	3,411	1,462,720
Series 5152, Class ZP, 3.00%, 7/25/50	10,948	6,607,878
Series 5270, Class ZU, 6.00%, 11/25/52	3,901	4,024,219
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,249,851
Series 5324, Class MZ, 6.00%, 7/25/53	3,939	4,063,065
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,578,436
Series 5343, Class CS, 8.565%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(5)	5,357	5,520,222
Series 5353, Class AZ, 6.50%, 11/25/53	9,995	10,557,893
Series 5362, Class JB, 6.00%, 12/25/53	14,599	15,017,259
Series 5379, Class EZ, 5.50%, 2/25/54	9,051	8,990,436
Series 5381, Class Z, 5.50%, 2/25/54	15,256	15,036,198
Series 5391, Class EZ, 5.50%, 3/25/54	18,020	18,065,943
Series 5399, Class MZ, 6.00%, 4/25/54	5,179	5,339,454
Series 5402, Class BZ, 6.00%, 4/25/54	9,062	9,337,842
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,291,285
Series 5413, Class LZ, 6.00%, 5/25/54	4,509	4,646,314
Series 5413, Class MZ, 6.00%, 5/25/54	13,247	13,658,617
Series 5414, Class CZ, 5.50%, 5/25/54	36,596	36,926,229
Series 5428, Class Z, 6.00%, 7/25/54	16,381	16,886,085
Series 5429, Class DZ, 6.00%, 7/25/54	13,469	13,857,106
Series 5446, Class AZ, 6.00%, 8/25/54	23,743	24,480,862
Series 5453, Class DZ, 5.50%, 9/25/54	14,670	14,372,948
Series 5461, Class Z, 6.50%, 10/25/54	1,685	1,665,169
Series 5478, Class SG, 7.491%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	34,722	34,744,388
Series 5481, Class HZ, 5.50%, 12/25/54	9,286	9,288,775
Series 5489, Class S, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	10,062	10,235,414
Series 5491, Class CZ, 5.50%, 1/25/55	14,294	14,272,947
Series 5493, Class KZ, 5.50%, 1/25/55	16,614	16,616,421
Series 5499, Class HZ, 5.50%, 2/25/55	7,940	7,688,527
Series 5499, Class MZ, 6.00%, 2/25/55	26,942	27,723,592
Series 5500, Class EZ, 5.50%, 1/25/54	13,312	13,074,698
Series 5500, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	24,562	26,574,558
Series 5500, Class ZG, 5.50%, 10/25/54	20,511	20,527,932
Series 5502, Class DZ, 5.50%, 2/25/55	23,562	23,597,842
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5508, Class AS, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	$23,994	$ 26,097,224
Series 5508, Class DS, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,171	10,062,642
Series 5508, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	24,708	26,935,956
Series 5510, Class GZ, 5.50%, 2/25/55	18,687	18,696,219
Series 5511, Class LT, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(2)	4,444	4,527,553
Series 5511, Class SQ, 8.819%, (23.40% - 30-day SOFR Average x 4.00), 3/25/55(5)	14,436	14,693,713
Series 5511, Class TE, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,232	2,287,302
Series 5513, Class GZ, 5.50%, 6/25/54	42,534	41,911,924
Series 5513, Class MQ, 7.595%, (30-day SOFR Average + 3.95%), 6/25/54(2)	55,875	56,590,985
Series 5516, Class HZ, 6.00%, 3/25/55	26,808	27,650,642
Series 5516, Class MC, 6.945%, (30-day SOFR Average + 3.30%), 3/25/55(5)	7,269	7,363,975
Series 5517, Class NA, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(2)	5,830	5,968,618
Series 5522, Class AZ, 5.50%, 3/25/55	72,886	71,985,083
Series 5535, Class MB, 7.695%, (30-day SOFR Average + 4.05%), 5/25/55(5)	11,175	11,384,956
Series 5544, Class CZ, 6.00%, 5/25/55	52,820	54,428,191
Series 5545, Class DZ, 6.00%, 6/25/55	51,763	53,261,299
Series 5549, Class MB, 8.345%, (30-day SOFR Average + 4.70%), 2/25/55(2)	6,353	6,453,693
Series 5557, Class UM, 7.785%, (30-day SOFR Average + 4.14%), 6/25/55(5)	8,298	8,427,224
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	36,681	37,732,852
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	22,474	23,149,761
Series 5572, Class GZ, 6.00%, 9/25/55	10,007	10,299,298
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	33,126	34,210,790
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	9,981	10,192,633
Series 5594, Class Z, 6.00%, 11/25/53	3,789	3,751,372
Series 5604, Class SQ, 10.477%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	21,390	22,569,123
Series 5623, Class UZ, 6.00%, 8/25/55	3,778	3,769,158
Series 5644, Class SE, 9.184%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(5)	30,648	32,627,595
Series 5645, Class ZH, 6.00%, 11/25/53	13,096	13,076,311
Series 5648, Class CA, 6.00%, 2/25/55	7,740	7,723,423
Series 5659, Class SA, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(6)	22,300	23,199,716
Series 5659, Class SD, 8.554%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	16,667	17,661,449

21
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5660, Class SC, 8.531%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	$23,364	$ 24,910,465
Series 5662, Class SA, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	43,682	45,652,013
Series 5664, Class PS, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(6)	90,909	95,932,265
Series 5668, Class SC, (16.35% - 30-day SOFR Average x 2.333), 6/25/56(6)	17,300	18,039,315
Interest Only:(7)
Series 380, Class C1, 3.00%, 1/25/50	24,993	4,519,629
Series 380, Class C5, 3.50%, 1/25/50	7,572	1,487,050
Series 2956, Class SL, 3.246%, (6.886% - 30-day SOFR Average), 6/15/32(5)	237	14,920
Series 3114, Class TS, 2.896%, (6.536% - 30-day SOFR Average), 9/15/30(5)	273	7,489
Series 3153, Class JI, 2.866%, (6.506% - 30-day SOFR Average), 5/15/36(5)	665	41,347
Series 4007, Class JI, 4.00%, 2/15/42	404	57,640
Series 4067, Class JI, 3.50%, 6/15/27	176	2,352
Series 4070, Class S, 2.346%, (5.986% - 30-day SOFR Average), 6/15/32(5)	2,651	131,262
Series 4095, Class HS, 2.346%, (5.986% - 30-day SOFR Average), 7/15/32(5)	318	8,273
Series 4109, Class ES, 2.396%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	8,260
Series 4109, Class SA, 2.446%, (6.086% - 30-day SOFR Average), 9/15/32(5)	1,227	64,012
Series 4149, Class S, 2.496%, (6.136% - 30-day SOFR Average), 1/15/33(5)	848	45,352
Series 4163, Class GS, 2.446%, (6.086% - 30-day SOFR Average), 11/15/32(5)	776	42,724
Series 4169, Class AS, 2.496%, (6.136% - 30-day SOFR Average), 2/15/33(5)	947	51,738
Series 4188, Class AI, 3.50%, 4/15/28	74	575
Series 4189, Class SQ, 2.396%, (6.036% - 30-day SOFR Average), 12/15/42(5)	401	39,567
Series 4203, Class QS, 2.496%, (6.136% - 30-day SOFR Average), 5/15/43(5)	910	58,828
Series 4332, Class IK, 4.00%, 4/15/44	380	65,659
Series 4343, Class PI, 4.00%, 5/15/44	1,002	182,092
Series 4370, Class IO, 3.50%, 9/15/41	8	6
Series 4381, Class SK, 2.396%, (6.036% - 30-day SOFR Average), 6/15/44(5)	1,067	84,099
Series 4388, Class MS, 2.346%, (5.986% - 30-day SOFR Average), 9/15/44(5)	1,050	103,117
Series 4408, Class IP, 3.50%, 4/15/44	1,517	172,491
Series 4497, Class CS, 2.446%, (6.086% - 30-day SOFR Average), 9/15/44(5)	514	12,528
Series 4507, Class MI, 3.50%, 8/15/44	228	5,360
Series 4507, Class SJ, 2.426%, (6.066% - 30-day SOFR Average), 9/15/45(5)	2,743	292,597
Series 4520, Class PI, 4.00%, 8/15/45	5,836	654,699
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4528, Class BS, 2.396%, (6.036% - 30-day SOFR Average), 7/15/45(5)	$1,301	$ 104,988
Series 4629, Class QI, 3.50%, 11/15/46	1,331	233,723
Series 4637, Class IP, 3.50%, 4/15/44	24	83
Series 4644, Class TI, 3.50%, 1/15/45	1,118	135,417
Series 4744, Class IO, 4.00%, 11/15/47	1,290	263,313
Series 4749, Class IL, 4.00%, 12/15/47	1,022	209,460
Series 4768, Class IO, 4.00%, 3/15/48	1,258	256,944
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	15,525	364,046
Series 5070, Class CI, 2.00%, 2/25/51	33,413	4,384,630
Series 5156, Class IP, 3.00%, 12/25/49	16,381	2,551,829
Series 5236, Class TI, 3.00%, 1/25/51	59,681	10,237,264
Series 5293, Class CI, 2.50%, 4/25/51	23,599	3,680,174
Principal Only:(8)
Series 4417, Class KO, 0.00%, 12/15/43	505	360,419
Series 4478, Class PO, 0.00%, 5/15/45	717	530,174
Series 5357, Class EO, 0.00%, 11/25/53	3,278	2,764,494
Series 5473, Class AO, 0.00%, 11/25/54	7,719	6,106,266
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.26%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,406,154
Series 2020-DNA6, Class B2, 9.295%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,912,708
Series 2021-DNA2, Class B2, 9.645%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,254,299
Series 2021-DNA3, Class B2, 9.895%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,234,559
Series 2021-DNA5, Class B2, 9.145%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	65,127,754
Series 2021-DNA6, Class B2, 11.145%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	21,763,605
Series 2021-HQA1, Class B2, 8.645%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	42,523,322
Series 2021-HQA2, Class B2, 9.095%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,374,836
Series 2022-DNA4, Class B2, 13.895%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	35,378,122
Series 2022-DNA5, Class B2, 16.545%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	30,359	34,147,307

22
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.59%, 8/25/39(3)	$229	$ 231,337
Series 2013-6, Class TA, 1.50%, 1/25/43	301	271,646
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,459	915,886
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,833,218
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,346	5,514,294
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	65,251,116
Series 2024-39, Class HS, 6.89%, (17.825% - 30-day SOFR Average x 3.00), 6/25/54(5)	7,494	7,395,291
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,861	1,888,986
Series 2024-90, Class ES, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(5)	40,221	42,301,947
Series 2024-98, Class S, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	10,845	11,031,361
Series 2024-102, Class SA, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	15,690	16,004,608
Series 2024-105, Class AS, 8.451%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(5)	18,455	18,884,999
Series 2024-105, Class KT, 0.125%, 1/25/55	24,509	20,501,603
Series 2025-3, Class BZ, 5.50%, 2/25/55	3,217	3,109,655
Series 2025-4, Class BZ, 5.50%, 7/25/54	11,818	11,823,795
Series 2025-4, Class HZ, 5.50%, 9/25/54	19,505	19,515,443
Series 2025-5, Class GZ, 6.00%, 2/25/55	1,078	1,110,577
Series 2025-7, Class EZ, 5.50%, 2/25/55	10,552	10,532,263
Series 2025-10, Class AS, 10.215%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,578	10,390,156
Series 2025-12, Class ES, 10.215%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(5)	16,212	17,653,669
Series 2025-12, Class FM, 7.645%, (30-day SOFR Average + 4.00%), 3/25/55(2)	8,323	8,551,489
Series 2025-13, Class BZ, 5.50%, 3/25/55	21,559	21,283,185
Series 2025-15, Class FM, 7.495%, (30-day SOFR Average + 3.85%), 4/25/55(2)	7,996	8,232,821
Series 2025-19, Class DZ, 5.50%, 3/25/55	8,496	8,348,681
Series 2025-29, Class MH, 7.695%, (30-day SOFR Average + 4.05%), 2/25/55(2)	10,397	10,666,251
Series 2025-35, Class MT, 8.645%, (30-day SOFR Average + 5.00%), 5/25/55(2)	10,456	10,791,799
Series 2025-40, Class SG, 9.216%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(5)	24,315	25,234,877
Series 2025-40, Class SZ, 6.00%, 10/25/54	1,744	1,742,171
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	46,480	47,399,228
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(5)	23,959	23,664,780
Series 2025-88, Class ZN, 6.00%, 9/25/55	10,365	10,336,676
Series 2025-97, Class CZ, 6.00%, 11/25/55	1,624	1,611,365
Series 2025-97, Class ZD, 6.00%, 11/25/55	5,317	5,318,775
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2026-21, Class SJ, 8.538%, (18.563% - 30-day SOFR Average x 2.75), 12/25/55(5)	$18,125	$ 19,263,780
Series 2026-24, Class SC, 6.41%, (13.70% - 30-day SOFR Average x 2.00), 1/25/55(5)	9,474	9,434,426
Series 2026-30, Class SA, 8.239%, (18.288% - 30-day SOFR Average x 2.75), 5/25/56(5)	23,000	23,762,006
Series 2026-34, Class SA, 7.912%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(5)	12,727	13,179,463
Series 2026-34, Class SB, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	13,182	13,776,572
Series 2026-38, Class SA, (18.563% - 30-day SOFR Average x 2.75), 6/25/56(6)	13,182	13,788,618
Interest Only:(7)
Series 2004-46, Class SI, 2.24%, (5.886% - 30-day SOFR Average), 5/25/34(5)	383	12,349
Series 2005-17, Class SA, 2.94%, (6.586% - 30-day SOFR Average), 3/25/35(5)	574	43,792
Series 2005-105, Class S, 2.94%, (6.586% - 30-day SOFR Average), 12/25/35(5)	469	32,140
Series 2006-44, Class IS, 2.84%, (6.486% - 30-day SOFR Average), 6/25/36(5)	430	31,893
Series 2006-65, Class PS, 3.46%, (7.106% - 30-day SOFR Average), 7/25/36(5)	418	41,464
Series 2006-96, Class SN, 3.44%, (7.086% - 30-day SOFR Average), 10/25/36(5)	364	23,222
Series 2006-104, Class SD, 2.88%, (6.526% - 30-day SOFR Average), 11/25/36(5)	470	34,848
Series 2006-104, Class SE, 2.87%, (6.516% - 30-day SOFR Average), 11/25/36(5)	314	22,687
Series 2007-50, Class LS, 2.69%, (6.336% - 30-day SOFR Average), 6/25/37(5)	724	63,366
Series 2008-26, Class SA, 2.44%, (6.086% - 30-day SOFR Average), 4/25/38(5)	765	59,673
Series 2008-61, Class S, 2.34%, (5.986% - 30-day SOFR Average), 7/25/38(5)	1,157	57,031
Series 2011-104, Class IM, 3.50%, 10/25/26	15	62
Series 2012-52, Class DI, 3.50%, 5/25/27	130	917
Series 2012-124, Class IO, 1.663%, 11/25/42(3)	1,527	61,402
Series 2012-139, Class LS, 2.382%, (6.036% - 30-day SOFR Average), 12/25/42(5)	1,921	236,228
Series 2012-147, Class SA, 2.34%, (5.986% - 30-day SOFR Average), 1/25/43(5)	2,033	192,563
Series 2012-150, Class PS, 2.39%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,023	295,521
Series 2012-150, Class SK, 2.39%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,349	345,071
Series 2013-11, Class IO, 4.00%, 1/25/43	5,029	538,551
Series 2013-12, Class SP, 1.89%, (5.536% - 30-day SOFR Average), 11/25/41(5)	135	1,346

23
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-15, Class DS, 2.44%, (6.086% - 30-day SOFR Average), 3/25/33(5)	$1,665	$ 90,184
Series 2013-23, Class CS, 2.49%, (6.136% - 30-day SOFR Average), 3/25/33(5)	880	48,520
Series 2013-64, Class PS, 2.49%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,201	82,963
Series 2013-66, Class JI, 3.00%, 7/25/43	2,339	339,767
Series 2013-75, Class SC, 2.49%, (6.136% - 30-day SOFR Average), 7/25/42(5)	919	15,319
Series 2014-32, Class EI, 4.00%, 6/25/44	595	107,262
Series 2014-41, Class SA, 2.29%, (5.936% - 30-day SOFR Average), 7/25/44(5)	934	118,943
Series 2014-43, Class PS, 2.34%, (5.986% - 30-day SOFR Average), 3/25/42(5)	643	33,512
Series 2014-55, Class IN, 3.50%, 7/25/44	1,336	241,404
Series 2014-67, Class IH, 4.00%, 10/25/44	899	184,130
Series 2014-80, Class CI, 3.50%, 12/25/44	747	137,105
Series 2014-89, Class IO, 3.50%, 1/25/45	1,326	244,188
Series 2015-6, Class IM, 0.321%, (5.181% - 30-day SOFR Average x 1.333), 6/25/43(5)	1,960	59,170
Series 2015-14, Class KI, 3.00%, 3/25/45	1,725	264,388
Series 2015-22, Class GI, 3.50%, 4/25/45	431	76,385
Series 2015-31, Class SG, 2.34%, (5.986% - 30-day SOFR Average), 5/25/45(5)	2,117	294,733
Series 2015-36, Class IL, 3.00%, 6/25/45	1,173	163,585
Series 2015-52, Class MI, 3.50%, 7/25/45	2,315	424,032
Series 2015-93, Class BS, 2.39%, (6.036% - 30-day SOFR Average), 8/25/45(5)	959	66,296
Series 2018-21, Class IO, 3.00%, 4/25/48	3,129	506,585
Series 2021-94, Class CI, 3.00%, 1/25/52	9,005	1,497,149
Series 2023-39, Class AI, 2.00%, 7/25/52	82,879	10,527,764
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.51%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	686	694,230
Series 2021-R01, Class 1B2, 9.645%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,694,571
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	3,051	3,115,627
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(3)	2,882	2,937,732
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(3)	875	892,306
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(3)	1,193	1,218,721
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.475%, 8/25/51(1)(3)	3,961	3,313,659
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	1,123	1,149,505
Security	Principal Amount (000's omitted)	Value
GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Series 2007-2U, Class A, 3.99%, 3/25/36	619,665	$ 6,598,026
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	$1,815	1,110,380
Series 2022-31, Class ZD, 3.00%, 2/20/52	304	169,108
Series 2022-173, Class S, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	5,114	5,513,540
Series 2022-189, Class US, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	7,597	8,208,823
Series 2022-195, Class AS, 9.657%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	3,499	3,859,149
Series 2022-197, Class SW, 7.584%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	4,677	4,787,931
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,302,143
Series 2023-53, Class SE, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	9,859	10,468,986
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,700	19,256,238
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,771,596
Series 2023-63, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	19,116	20,287,186
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,209,493
Series 2023-65, Class SB, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,471	4,697,138
Series 2023-65, Class SD, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	9,612	10,286,559
Series 2023-66, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,527	3,737,462
Series 2023-66, Class SD, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,148	3,336,123
Series 2023-83, Class S, 9.109%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(5)	4,025	4,259,775
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,648,726
Series 2023-84, Class SN, 9.028%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	4,191	4,418,688
Series 2023-89, Class SD, 8.836%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(5)	6,022	6,262,011
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,339,705
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,274,146
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,559,915
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,102,764
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,687,699
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,474,379
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,955	7,940,631

24
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-116, Class CY, 6.00%, 8/20/53	$2,618	$ 2,707,179
Series 2023-133, Class S, 10.68%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	7,100	7,862,465
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,497,624
Series 2023-149, Class S, 10.53%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	3,983	4,390,093
Series 2023-150, Class AS, 13.513%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	1,433	1,669,316
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,578	2,682,720
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,542	6,759,146
Series 2023-153, Class SM, 13.439%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	4,415	5,110,829
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,615,141
Series 2023-165, Class DY, 6.00%, 11/20/53	80,788	82,964,400
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	25,998,751
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,220,090
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,820,322
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,281,040
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,630,980
Series 2023-186, Class ZM, 5.50%, 12/20/53	34,098	34,417,770
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,582,460
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,140,737
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,151,736
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,015,071
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,336,349
Series 2024-23, Class KZ, 5.50%, 2/20/54	11,263	11,289,706
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,555	3,659,123
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,897,652
Series 2024-26, Class NZ, 6.00%, 2/20/54	16,298	16,869,473
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,969,047
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,867	10,086,605
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,811,990
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,197,752
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,354,818
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	31,978,379
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,098,527
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,359	6,582,389
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,789	10,899,816
Series 2024-99, Class DZ, 6.00%, 6/20/54	4,109	4,253,566
Series 2024-108, Class KZ, 6.00%, 7/20/54	42,444	43,927,012
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,443	2,528,599
Series 2024-112, Class LZ, 6.00%, 7/20/54	3,092	3,199,742
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,263,320
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,586	8,881,708
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-127, Class UZ, 6.00%, 8/20/54	$18,109	$ 18,519,803
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,462	6,377,900
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,191,487
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,394	5,583,468
Series 2024-148, Class GB, 6.00%, 9/20/54	5,564	5,706,614
Series 2024-148, Class LZ, 5.50%, 9/20/54	16,506	16,362,779
Series 2024-167, Class LZ, 5.50%, 10/20/54	9,121	9,036,163
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,566	5,522,977
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,397	1,443,367
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,379	9,288,146
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,868	7,108,869
Series 2024-196, Class Z, 5.50%, 12/20/54	3,097	3,052,364
Series 2025-39, Class CM, 7.54%, (30-day SOFR Average + 3.90%), 3/20/55(2)	16,303	16,553,100
Series 2025-41, Class MT, 6.574%, (30-day SOFR Average + 2.933%), 3/20/65(2)	11,626	11,775,483
Series 2025-41, Class QM, 7.54%, (30-day SOFR Average + 3.90%), 3/20/55(2)	6,727	6,830,332
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,748	5,946,105
Series 2025-62, Class FM, 7.84%, (30-day SOFR Average + 4.20%), 4/20/55(2)	24,226	24,801,885
Series 2025-62, Class MF, 7.84%, (30-day SOFR Average + 4.20%), 4/20/55(2)	10,274	10,401,826
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(5)	6,781	6,902,403
Series 2025-64, Class FM, 7.90%, (30-day SOFR Average + 4.26%), 4/20/55(2)	13,545	13,892,196
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(5)	10,059	10,368,148
Series 2025-82, Class FL, 8.14%, (30-day SOFR Average + 4.50%), 5/20/55(2)	3,669	3,747,329
Series 2025-83, Class MU, 7.94%, (30-day SOFR Average + 4.30%), 4/20/55(2)	16,679	16,964,152
Series 2025-90, Class MB, 7.94%, (30-day SOFR Average + 4.30%), 5/20/55(2)	12,355	12,566,039
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	48,527	50,718,854
Series 2025-98, Class TA, 8.70%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(5)	11,722	12,051,614
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(5)	11,956	12,342,525
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(5)	7,385	7,675,586
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(5)	22,759	23,544,116
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	26,022	27,110,294
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	17,817	18,532,487

25
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	$72,892	$ 75,908,134
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	31,721	33,048,219
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	19,948	19,821,294
Series 2025-134, Class GZ, 6.00%, 8/20/55	4,093	4,133,496
Series 2025-139, Class MT, 6.94%, (30-day SOFR Average + 3.30%), 4/20/55(2)	7,101	7,220,965
Series 2025-150, Class GZ, 6.00%, 8/20/55	3,067	3,050,958
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(5)	29,602	30,342,681
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(5)	14,064	14,305,477
Series 2025-205, Class SP, 9.954%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	104,509	111,804,367
Series 2026-5, Class PS, 9.954%, (29.975% - 30-day SOFR Average x 5.50), 1/20/56(5)	110,688	119,580,679
Series 2026-5, Class QS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	88,483	96,165,014
Series 2026-28, Class PS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(5)	45,574	48,526,563
Series 2026-28, Class QS, 9.643%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(5)	19,153	20,110,970
Series 2026-28, Class SC, 9.643%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(5)	19,153	20,110,970
Series 2026-44, Class LS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	34,455	36,726,809
Series 2026-44, Class US, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 2/20/56(5)	100,523	107,285,072
Series 2026-47, Class AS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	50,577	53,795,905
Series 2026-47, Class SA, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	40,169	42,806,489
Series 2026-48, Class BS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	23,016	24,533,736
Series 2026-50, Class SM, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 3/20/56(5)	23,942	25,222,584
Series 2026-51, Class ZK, 6.00%, 3/20/56	21,562	21,440,218
Series 2026-63, Class SW, 9.198%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	33,941	36,406,846
Series 2026-80, Class QS, (21.775% - 30-day SOFR Average x 3.50), 5/20/56(6)	47,300	50,256,250
Series 2026-80, Class SD, (21.775% - 30-day SOFR Average x 3.50), 5/20/56(6)	48,000	51,000,000
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2026-82, Class SC, (21.60% - 30-day SOFR Average x 3.50), 5/20/56(6)	$27,500	$ 29,162,072
Interest Only:(7)
Series 2014-68, Class KI, 1.33%, 10/20/42(3)	1,678	58,200
Series 2017-104, Class SD, 2.425%, (6.086% - 1 mo. SOFR), 7/20/47(5)	3,246	370,094
Series 2017-121, Class DS, 0.725%, (4.386% - 1 mo. SOFR), 8/20/47(5)	2,187	81,597
Series 2017-137, Class AS, 0.725%, (4.386% - 1 mo. SOFR), 9/20/47(5)	2,956	108,693
Series 2020-116, Class MI, 2.00%, 8/20/50	14,073	1,784,560
Series 2020-134, Class LI, 2.50%, 9/20/50	5,863	848,501
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,355	1,782,551
Series 2020-146, Class QI, 2.00%, 10/20/50	7,659	940,414
Series 2020-149, Class NI, 2.50%, 10/20/50	11,346	1,754,902
Series 2020-151, Class AI, 2.00%, 10/20/50	42,918	5,442,958
Series 2020-151, Class HI, 2.50%, 10/20/50	984	151,933
Series 2020-154, Class PI, 2.50%, 10/20/50	10,045	1,532,721
Series 2020-167, Class KI, 2.00%, 11/20/50	23,826	2,957,471
Series 2020-173, Class DI, 2.00%, 11/20/50	17,933	2,277,884
Series 2020-176, Class HI, 2.50%, 11/20/50	24,466	3,765,293
Series 2020-185, Class BI, 2.00%, 12/20/50	6,127	780,233
Series 2020-191, Class AI, 2.00%, 12/20/50	23,004	2,924,802
Series 2021-15, Class AI, 2.00%, 1/20/51	26,102	3,343,352
Series 2021-23, Class TI, 2.50%, 2/20/51	9,353	1,420,046
Series 2021-30, Class AI, 2.00%, 2/20/51	3,277	423,964
Series 2021-46, Class IM, 2.50%, 3/20/51	2,112	315,182
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(5)	4,383	22,856
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	9,777	231,110
Series 2021-97, Class IG, 2.50%, 8/20/49	28,435	3,259,222
Series 2021-114, Class MI, 3.00%, 6/20/51	21,664	3,712,146
Series 2021-121, Class TI, 3.00%, 7/20/51	25,344	3,319,670
Series 2021-122, Class NI, 3.00%, 7/20/51	4,822	826,782
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	13,149	289,874
Series 2021-154, Class MI, 3.00%, 9/20/51	34,919	4,954,937
Series 2021-160, Class IT, 2.50%, 9/20/51	13,523	1,483,998
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	21,458	50,440
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	10,824	25,413
Series 2021-193, Class IU, 3.00%, 11/20/49	31,982	4,555,814
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	20,245	125,493
Series 2021-201, Class PI, 3.00%, 11/20/51	19,047	2,159,372

26
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-209, Class IW, 3.00%, 11/20/51	$14,069	$ 1,879,268
Series 2022-104, Class IO, 2.50%, 6/20/51	19,673	2,810,678
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	155,432	760,495
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	17,270	84,500
Series 2022-119, Class TA, 0.26%, (3.90% - 30-day SOFR Average), 7/20/52(5)	34,540	410,405
Series 2022-119, Class TI, 0.21%, (3.85% - 30-day SOFR Average), 7/20/52(5)	345,403	3,769,250
Series 2022-126, Class AS, 0.05%, (3.69% - 30-day SOFR Average), 7/20/52(5)	46,350	537,012
Series 2022-126, Class SC, 0.09%, (3.73% - 30-day SOFR Average), 7/20/52(5)	34,540	424,376
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	100,449	610,902
Series 2023-13, Class SA, 1.76%, (5.40% - 30-day SOFR Average), 1/20/53(5)	5,883	235,027
Series 2023-19, Class SD, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,838	659,620
Series 2023-20, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	6,765	450,840
Series 2023-22, Class ES, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,020	601,120
Series 2023-22, Class SA, 2.06%, (5.70% - 30-day SOFR Average), 2/20/53(5)	11,462	550,063
Series 2023-24, Class SB, 1.51%, (5.15% - 30-day SOFR Average), 2/20/53(5)	18,041	652,086
Series 2023-24, Class SG, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,020	601,120
Series 2023-32, Class SA, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	30,443	2,028,780
Series 2023-38, Class LS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(5)	28,578	1,863,958
Series 2023-38, Class SD, 2.61%, (6.25% - 30-day SOFR Average), 3/20/53(5)	34,631	2,116,546
Series 2023-38, Class SG, 2.56%, (6.20% - 30-day SOFR Average), 3/20/53(5)	22,616	1,448,887
Series 2023-47, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(5)	9,526	621,319
Series 2023-47, Class SC, 2.61%, (6.25% - 30-day SOFR Average), 3/20/53(5)	14,355	924,708
Series 2023-53, Class SK, 2.56%, (6.20% - 30-day SOFR Average), 4/20/53(5)	19,544	1,243,211
Series 2024-64, Class EI, 6.50%, 4/20/64	8,928	1,512,457
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.186%, 1/25/53(1)(3)	1,815	1,123,935
Series 2024-PJ1, Class B3, 6.916%, 6/25/54(1)(3)	5,579	5,776,554
Security	Principal Amount (000's omitted)	Value
GS Mortgage-Backed Securities Trust: (continued)
Series 2025-PJ8, Class B3, 6.532%, 2/25/56(1)(3)	$3,399	$ 3,329,737
Series 2025-NQM2, Class B1, 7.282%, 6/25/65(1)(3)	850	870,868
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,435,727
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.404%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	95,000	95,247,382
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 6.811%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,323,060
Series 2025-GT2, Class B, 7.511%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	12,000	12,059,868
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.154%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,046,793
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(3)	2,736	2,784,163
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	51,898	52,679,083
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(3)	1,500	1,462,512
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(3)	7,750	7,433,343
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 6.854%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,124,656
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.452%, (30-day SOFR Average + 2.80%), 12/25/55(1)(2)	1,000	998,354
PRPM LLC:
Series 2024-NQM1, Class B1, 7.39%, 12/25/68(1)(3)	9,000	9,068,674
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(4)	1,000	968,093
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(4)	4,000	3,795,405
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	3,100	3,007,669
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	4,003	3,858,027
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(3)	10,221	10,358,801
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(4)	1,700	1,600,867

27
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PRPM LLC: (continued)
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(3)	$1,100	$ 1,082,784
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(3)	1,000	956,803
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(1)(3)	7,350	7,404,692
RCO Trust, Series 2025-PR1, Class A, 6.25% to 7/28/28, 3/2/55(1)(4)	16,719	16,592,164
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(4)	10,321	10,355,322
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(3)	3,000	3,043,003
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.08%, 4/25/54(1)(3)	1,498	1,435,849
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	4,020,448
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(3)	47,076	44,724,318
Total Collateralized Mortgage Obligations (identified cost $5,423,540,380)		$5,405,651,031

Commercial Mortgage-Backed Securities — 7.0%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(3)	7,823	8,082,162
Series 2024-MAR, Class D, 9.204%, 12/10/41(1)(3)	50,500	53,024,747
Series 2024-MAR, Class E, 11.322%, 12/10/41(1)(3)	36,000	38,344,169
BAMLL Trust:
Series 2024-BHP, Class B, 6.555%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,027,526
Series 2024-BHP, Class C, 7.255%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,691,021
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.805%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	6,400	6,417,448
Series 2025-660F, Class D, 6.405%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	13,300	13,343,083
Series 2025-660F, Class E, 7.255%, (1 mo. SOFR + 3.60%), 11/15/42(1)(2)	16,000	16,063,058
Security	Principal Amount* (000's omitted)	Value
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 10.01%, 11/5/39(1)(3)	7,300	7,923,096
BX Trust:
Series 2025-DELC, Class E, 6.705%, (1 mo. SOFR + 3.05%), 12/15/42(1)(2)	1,750	1,759,376
Series 2025-GW, Class D, 6.405%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,964,535
Series 2025-GW, Class E, 7.305%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	19,750	19,842,501
CHI Commercial Mortgage Trust:
Series 2025-110W, Class E, 7.413%, 12/13/40(1)(3)	40,530	39,547,982
Series 2025-110W, Class HRR, 10.238%, 12/13/40(1)(3)	24,500	23,926,061
Series 2025-SFT, Class C, 6.819%, 4/15/42(1)(3)	1,500	1,537,160
COMM Mortgage Trust, Series 2025-167G, Class D, 7.183%, 8/10/40(1)(3)	20,220	20,072,471
CRSNT Trust:
Series 2026-MOON, Class D, 6.055%, (1 mo. SOFR + 2.40%), 2/15/43(1)(2)	1,250	1,254,579
Series 2026-MOON, Class E, 7.155%, (1 mo. SOFR + 3.50%), 2/15/43(1)(2)	9,500	9,555,552
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(3)	20,700	21,432,917
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.255%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)	6,501	6,543,012
Series 2025-ESH, Class E, 7.005%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)	15,506	15,620,624
Series 2025-ESH, Class F, 7.755%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)	5,553	5,601,026
Series 2026-ESH2, Class E, 6.555%(1 mo. SOFR + 2.90%), 2/15/43(1)(2)	8,839	8,896,607
Series 2026-ESH2, Class F, 7.405%(1 mo. SOFR + 3.75%), 2/15/43(1)(2)	7,146	7,206,931
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.255%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)	36,400	36,630,598
Series 2024-FBLU, Class F, 7.905%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	21,240	21,398,474
Series 2024-FBLU, Class G, 9.305%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	29,000	29,382,568
FS Trust:
Series 2026-ORL, Class D, 6.055%, (1 mo. SOFR + 2.40%), 2/15/41(1)(2)	7,100	7,115,377
Series 2026-ORL, Class E, 6.905%, (1 mo. SOFR + 3.25%), 2/15/41(1)(2)	14,300	14,344,602
Great Wolf Trust:
Series 2024-WOLF, Class E, 7.294%, (1 mo. SOFR + 3.639%), 3/15/39(1)(2)	8,815	8,878,618

28
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Great Wolf Trust: (continued)
Series 2024-WOLF, Class F, 8.093%, (1 mo. SOFR + 4.438%), 3/15/39(1)(2)	7,500	7,558,324
GWT Trust:
Series 2024-WLF2, Class D, 6.594%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	10,800	10,860,772
Series 2024-WLF2, Class E, 7.293%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)	12,000	11,970,662
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(3)	9,500	9,174,827
HLTN Commercial Mortgage Trust, Series 2026-DPLO, Class E, 7.91%, (1 mo. SOFR + 4.25%), 4/15/41(1)(2)	13,000	13,117,447
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.649%, 1/13/40(1)(3)	1,750	1,774,158
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/34(1)(3)	11,850	11,834,453
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 6.505%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	25,000	25,013,555
Series 2025-STAY, Class E, 7.505%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	13,900	13,887,212
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.663%, 9/15/47(1)(3)	895	601,887
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, (1 mo. SOFR + 2.45%), 6/15/39(1)(6)	688	687,690
JW Trust, 7.195%, (1 mo. SOFR + 3.54%), 11/15/39(1)(2)	8,000	8,055,464
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(3)	20,000	19,814,164
NYC Commercial Mortgage Trust, Series 2025-1155, Class D, 7.603%, 6/10/42(1)(3)	10,000	10,167,724
ORL Trust:
Series 2024-GLKS, Class E, 6.845%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)	8,250	8,296,413
Series 2024-GLKS, Class F, 8.093%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	33,550	33,700,197
PNW Trust, Series 2026-ARTE, Class B, 5.865%, (1 mo. SOFR + 2.211%), 4/15/41(1)(2)	12,082	12,071,514
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)	1,750	1,834,142
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)	62,500	65,563,950
SHR Trust:
Series 2024-LXRY, Class D, 7.255%, (1 mo. SOFR + 3.60%), 10/15/41(1)(2)	7,959	8,004,291
Security	Principal Amount* (000's omitted)		Value
SHR Trust: (continued)
Series 2024-LXRY, Class E, 8.105%, (1 mo. SOFR + 4.45%), 10/15/41(1)(2)		5,500	5,541,032
SPGN Trust:
Series 2026-TFLM, Class E, 7.405%, (1 mo. SOFR + 3.75%), 2/15/41(1)(2)		50,120	50,427,977
Series 2026-TFLM, Class HRR, 9.305%, (1 mo. SOFR + 5.65%), 2/15/41(1)(2)		25,750	25,815,688
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 6.533%, (SONIA + 2.80%), 7/20/35(1)(2)	GBP	3,150	4,273,893
Series 2025-UK3A, Class E, 7.533%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	5,090,304
TX Trust:
Series 2024-HOU, Class D, 6.894%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)		2,450	2,463,519
Series 2024-HOU, Class E, 8.042%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,043,216
U.K. Logistics DAC, Series 2024-1A, Class E, 8.746%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	1,372	1,871,517
VCC Trust:
Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(4)		17,710	17,632,784
Series 2026-MC1, Class A1, 6.492% to 1/25/29, 1/27/31(1)(4)		15,057	15,030,007
Velocity Commercial Capital Loan Trust:
Series 2025-4, Class M2, 6.17%, 9/25/55(1)(3)		1,221	1,213,939
Series 2025-4, Class M4, 9.35%, 9/25/55(1)(3)		1,495	1,471,438
Series 2025-5, Class M3, 6.70%, 12/25/55(1)(3)		2,486	2,452,142
Series 2025-5, Class M4, 9.19%, 12/25/55(1)(3)		1,989	1,965,206
Series 2026-1, Class M3, 6.26%, 2/25/56(1)(3)		3,233	3,185,433
Series 2026-1, Class M4, 8.48%, 2/25/56(1)(3)		2,487	2,451,783
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class C, 6.915%, 9/15/40(1)(3)		5,455	5,406,644
Series 2025-1918, Class D, 8.911%, 9/15/40(1)(3)		9,500	9,467,560
Series 2026-1250B, Class D, 6.591%, 3/10/41(1)(3)		2,500	2,475,349
Series 2026-1250B, Class E, 8.089%, 3/10/41(1)(3)		17,000	17,237,585
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.982%, 7/15/40(1)(3)		16,250	16,725,088
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(3)		5,875	5,586,833
Total Commercial Mortgage-Backed Securities (identified cost $936,725,525)			$ 935,245,664

29
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.8%
Security	Shares	Value
Argentina — 0.0%†
Banco BBVA Argentina SA ADR	11,800	$ 168,268
Banco Macro SA ADR(9)	6,800	489,600
Central Puerto SA ADR(9)	7,600	107,236
Corp. America Airports SA(9)	2,700	67,365
Cresud SA ADR(9)	3,025	34,031
Empresa Distribuidora Y Comercializadora Norte ADR(9)	1,500	37,575
Grupo Financiero Galicia SA ADR(9)	19,000	785,460
Grupo Supervielle SA ADR(9)	9,800	80,654
IRSA Inversiones y Representaciones SA ADR(9)	2,460	34,366
Loma Negra Cia Industrial Argentina SA ADR(9)	4,000	44,160
Pampa Energia SA ADR(9)	3,000	248,610
Telecom Argentina SA ADR	6,800	81,192
Transportadora de Gas del Sur SA, Class B ADR(9)	5,400	164,754
Vista Energy SAB de CV ADR(9)	24,700	1,835,704
YPF SA ADR(9)	14,700	663,852
		$ 4,842,827
Brazil — 0.1%
Adecoagro SA	2,700	$ 38,043
Arcos Dorados Holdings, Inc., Class A	11,500	102,580
Constellation Oil Services Holding SA(9)	104,100	1,605,565
Petroleo Brasileiro SA - Petrobras ADR	68,500	1,509,055
Suzano SA ADR	330,200	2,928,874
		$ 6,184,117
Bulgaria — 0.1%
Eurohold Bulgaria AD(9)	5,122,844	$ 6,564,203
		$ 6,564,203
Canada — 0.0%†
Lithium Argentina AG(9)	10,800	$ 109,836
		$ 109,836
China — 0.0%†
Kaisa Group Holdings Ltd.(9)	78,495	$ 768
Shimao Group Holdings Ltd.(9)	495,945	10,576
Times China Holdings Ltd.(9)	711,339	4,949
		$ 16,293
Security	Shares	Value
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 199,523
		$ 199,523
Mexico — 0.0%†
Orbia Advance Corp. SAB de CV(9)	1,917,600	$ 2,286,608
		$ 2,286,608
Pakistan — 0.0%†
VEON Ltd. ADR(9)	58,200	$ 2,894,868
		$ 2,894,868
Peru — 0.0%†
Auna SA, Class A(9)	559,000	$ 2,834,130
		$ 2,834,130
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Class C(9)	385,000	$ 3,199,350
		$ 3,199,350
Vietnam — 0.6%
Asia Commercial Bank JSC	1,444,200	$ 1,291,746
Bank for Foreign Trade of Vietnam JSC	792,600	1,804,233
Bank for Investment & Development of Vietnam JSC	1,865,700	2,845,270
Coteccons Construction JSC	783,877	2,595,255
Duc Giang Chemicals JSC	221,400	450,821
FPT Corp.	2,099,900	6,033,354
Gemadept Corp.	666,000	1,906,714
Hoa Phat Group JSC	2,273,500	2,397,710
IDICO Corp. JSC	419,900	720,015
Khang Dien House Trading & Investment JSC(9)	1,986,700	1,918,218
Kinh Bac City Development Holding Corp.(9)	2,227,400	2,868,182
Masan Group Corp.(9)	678,300	1,979,045
Military Commercial Joint Stock Bank	3,369,600	3,339,647
Mobile World Investment Corp.	2,479,200	7,929,647
Nam Long Investment Corp.	2,158,952	2,277,385
PetroVietnam Gas JSC	615,400	1,762,142
Phat Dat Real Estate Development Corp.(9)	1,363,200	855,709
Refrigeration Electrical Engineering Corp.	191,700	439,137
Saigon Thuong Tin Commercial JSB(9)	1,318,100	3,383,030
SSI Securities Corp.	4,297,560	4,535,190
Techcom Securities JSC	1,325,200	2,554,430
Vietnam Dairy Products JSC	1,377,200	3,191,677
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,251,540	1,665,071
Vietnam Prosperity JSC Bank	1,798,000	1,807,914

30
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank	3,498,200	$ 4,494,648
Vingroup JSC(9)	1,295,400	10,604,888
Vinh Hoan Corp.	977,300	2,270,095
		$ 77,921,173
Total Common Stocks (identified cost $104,170,441)		$ 107,052,928

Convertible Bonds — 2.4%
Security	Principal Amount (000's omitted)		Value
Australia — 0.1%
IREN Ltd.:
0.00%, 7/1/31(1)	USD	3,025	$ 2,627,969
0.25%, 6/1/32(1)	USD	3,200	3,528,800
			$ 6,156,769
China — 0.3%
Alibaba Group Holding Ltd.:
0.00%, 9/15/32(10)	USD	11,715	$ 11,709,143
0.50%, 6/1/31	USD	3,204	4,630,581
H World Group Ltd., 3.00%, 5/1/26	USD	2,227	3,074,374
JD.com, Inc., 0.25%, 6/1/29	USD	4,535	4,630,235
Kaisa Group Holdings Ltd.:
0.00%, 12/31/26(1)	USD	28	99
0.00%, 12/31/27(1)	USD	36	71
0.00%, 12/31/28(1)	USD	57	82
0.00%, 12/31/29(1)	USD	57	71
0.00%, 12/31/30(1)	USD	71	85
0.00%, 12/31/31(1)	USD	71	85
0.00%, 12/31/32(1)	USD	134	161
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(10)	HKD	21,000	3,291,095
Sunac China Holdings Ltd.:
0.00%, 6/23/26(1)	USD	1,294	211,854
0.00%, 6/23/28(1)	USD	956	246,158
Times China Holdings Ltd.:
0.00%, 3/30/27(1)	USD	1,258	6,971
0.00%, 3/30/27(1)	USD	257	1,926
Trip.com Group Ltd., 0.75%, 6/15/29	USD	4,330	4,667,421
			$ 32,470,412
Security	Principal Amount (000's omitted)		Value
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(10)	EUR	1,800	$ 2,245,970
			$ 2,245,970
Israel — 0.1%
Check Point Software Technologies Ltd., 0.00%, 12/15/30(1)	USD	1,450	$ 1,312,975
Nova Ltd., 0.00%, 9/15/30(1)	USD	1,075	1,853,838
Wix.com Ltd., 0.00%, 9/15/30(1)	USD	2,315	1,876,307
			$ 5,043,120
Japan — 0.0%†
Nippon Steel Corp., 0.00%, 2/14/31(10)	JPY	260,000	$ 1,699,163
			$ 1,699,163
Netherlands — 0.1%
Nebius Group NV:
1.00%, 9/15/30(1)	USD	4,220	$ 5,466,166
2.625%, 3/15/33(1)	USD	3,700	4,095,160
			$ 9,561,326
Singapore — 0.0%†
Grab Holdings Ltd., 0.00%, 6/15/30(10)	USD	3,105	$ 3,040,956
			$ 3,040,956
South Korea — 0.0%†
Delivery Hero SE, 3.25%, 2/21/30(10)	EUR	3,600	$ 4,056,644
			$ 4,056,644
Spain — 0.0%†
Cellnex Telecom SA:
0.50%, 7/5/28(10)	EUR	1,700	$ 2,098,798
2.125%, 8/11/30(10)	EUR	1,800	2,236,913
			$ 4,335,711
Taiwan — 0.0%†
Wistron Corp., 0.00%, 10/23/30(10)	USD	2,700	$ 2,498,175
			$ 2,498,175
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,686	$ 1,749,225
			$ 1,749,225
United States — 1.8%
Affirm Holdings, Inc., 0.75%, 12/15/29	USD	3,405	$ 3,600,787

31
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Akamai Technologies, Inc.:
0.25%, 5/15/33(1)	USD	4,805	$ 6,314,971
1.125%, 2/15/29	USD	3,195	3,553,639
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	USD	3,405	3,164,522
Alphatec Holdings, Inc., 0.75%, 3/15/30	USD	1,020	1,015,308
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	2,905	2,655,461
Avnet, Inc., 1.75%, 9/1/30(1)	USD	2,525	3,301,437
Bill Holdings, Inc., 0.00%, 4/1/30	USD	3,100	2,756,675
BlackLine, Inc., 1.00%, 6/1/29	USD	2,525	2,321,106
Block, Inc., 0.25%, 11/1/27	USD	1,615	1,520,523
Boston Properties LP, 2.00%, 10/1/30(1)	USD	2,650	2,491,000
Bridgebio Pharma, Inc., 0.75%, 2/1/33(1)	USD	4,180	4,158,682
CenterPoint Energy, Inc.:
3.00%, 8/1/28(1)	USD	3,065	3,251,694
4.25%, 8/15/26	USD	1,585	1,900,019
Cleanspark, Inc., 0.00%, 2/15/32(1)	USD	2,200	1,983,300
Cloudflare, Inc., 0.00%, 6/15/30(1)	USD	3,705	4,262,588
CMS Energy Corp., 3.375%, 5/1/28	USD	2,450	2,747,063
Coinbase Global, Inc., 0.00%, 10/1/32(1)	USD	6,820	5,774,835
CoreWeave, Inc.:
1.75%, 12/1/31(1)	USD	6,100	7,926,645
1.75%, 10/1/32(1)	USD	285	342,570
Cytokinetics, Inc., 3.50%, 7/1/27	USD	1,405	2,020,390
Datadog, Inc., 0.00%, 12/1/29	USD	3,484	3,516,227
Dexcom, Inc., 0.375%, 5/15/28	USD	1,825	1,693,144
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	3,815	4,289,967
DoorDash, Inc., 0.00%, 5/15/30(1)	USD	4,960	4,741,760
Duke Energy Corp., 3.00%, 3/15/29(1)	USD	2,850	2,842,163
Enovis Corp., 3.875%, 10/15/28	USD	3,105	3,028,151
Envista Holdings Corp., 1.75%, 8/15/28	USD	2,760	2,756,550
Etsy, Inc., 0.25%, 6/15/28	USD	3,750	3,397,500
Euronet Worldwide, Inc., 0.625%, 10/1/30(1)	USD	2,315	2,087,841
Evergy, Inc., 4.50%, 12/15/27	USD	1,910	2,605,718
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	2,395	2,501,578
Five9, Inc., 1.00%, 3/15/29	USD	1,835	1,593,147
Galaxy Digital Holdings LP, 0.50%, 5/1/31(1)	USD	2,820	2,428,020
Global Payments, Inc., 1.50%, 3/1/31	USD	3,665	3,296,667
Haemonetics Corp., 2.50%, 6/1/29	USD	2,515	2,455,646
Halozyme Therapeutics, Inc., 0.00%, 2/15/31(1)	USD	2,180	2,123,320
Integer Holdings Corp., 1.875%, 3/15/30	USD	2,790	2,713,275
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	USD	2,685	2,790,722
Itron, Inc., 0.00%, 3/15/32(1)	USD	2,150	2,022,613
Security	Principal Amount (000's omitted)		Value
United States (continued)
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	2,885	$ 3,744,730
3.125%, 9/15/30	USD	2,330	3,486,845
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	3,205	4,088,779
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,855	2,171,278
Live Nation Entertainment, Inc.:
2.875%, 1/15/30	USD	3,325	3,710,700
2.875%, 10/15/31(1)	USD	1,440	1,495,971
Lumentum Holdings, Inc.:
0.375%, 3/15/32(1)	USD	1,130	5,538,017
0.50%, 6/15/28	USD	835	5,731,774
MARA Holdings, Inc., 0.00%, 6/1/31	USD	3,115	2,981,989
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	2,870	2,786,770
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,905	1,736,408
Merit Medical Systems, Inc., 3.00%, 2/1/29	USD	2,180	2,332,752
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,750	1,724,625
Microchip Technology, Inc.:
0.00%, 2/15/30(1)	USD	2,500	2,860,625
0.75%, 6/1/30	USD	3,475	3,801,650
MKS, Inc., 1.25%, 6/1/30	USD	2,520	4,963,140
NCL Corp. Ltd., 0.75%, 9/15/30(1)	USD	1,785	1,672,853
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	2,060	2,996,785
Northern Oil & Gas, Inc., 3.625%, 4/15/29	USD	2,170	2,308,880
Nutanix, Inc., 0.50%, 12/15/29	USD	3,095	2,874,636
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,475	4,241,237
Parsons Corp., 2.625%, 3/1/29	USD	2,995	2,948,577
PG&E Corp., 4.25%, 12/1/27	USD	4,540	4,654,635
Post Holdings, Inc., 2.50%, 8/15/27	USD	2,810	3,147,200
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	3,095	3,569,309
Progress Software Corp., 3.50%, 3/1/30	USD	2,720	2,479,008
Rapid7, Inc.:
0.25%, 3/15/27	USD	815	773,232
1.25%, 3/15/29	USD	970	799,377
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	3,300	3,780,562
Rubrik, Inc., 0.00%, 6/15/30(1)	USD	3,370	3,035,527
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	3,655	3,457,681
Snowflake, Inc., 0.00%, 10/1/29	USD	1,435	1,684,403
Southern Co., 3.25%, 6/15/28(1)	USD	4,240	4,315,260
Uber Technologies, Inc.:
0.00%, 5/15/28(1)	USD	3,270	3,580,813
0.875%, 12/1/28	USD	3,360	4,113,480

32
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Workiva, Inc., 1.25%, 8/15/28	USD	3,380	$ 3,156,075
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	4,215	4,204,462
Ziff Davis, Inc., 1.75%, 11/1/26	USD	1,230	1,212,780
Zoetis, Inc., 0.25%, 6/15/29(1)	USD	3,400	3,369,400
Zscaler, Inc., 0.00%, 7/15/28(1)	USD	4,305	3,915,397
			$ 245,394,846
Total Convertible Bonds (identified cost $298,083,011)			$ 318,252,317

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
United States — 0.2%
Bank of America Corp., Series L, 7.25%	3,300	$ 4,035,141
QXO, Inc., 4.75%(9)(11)(12)	2,014	19,336,474
Wells Fargo & Co., Series L, Class A, 7.50%	3,400	4,048,754
Total Convertible Preferred Stocks (identified cost $28,248,519)		$ 27,420,369

Corporate Bonds — 5.1%
Security	Principal Amount (000s omitted)		Value
United States — 5.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	USD	11,440	$ 11,822,588
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)	USD	3,844	3,763,950
7.375%, 3/15/33(1)	USD	3,844	3,936,802
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	USD	14,625	14,426,202
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(14)	USD	16,000	15,968,170
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	USD	7,630	7,902,466
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	USD	7,630	7,940,724
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	USD	6,350	6,198,312
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	USD	2,500	2,476,738
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	USD	1,225	1,317,377
Arches Buyer, Inc., 6.125%, 12/1/28(1)	USD	5,500	5,351,815
Ardagh Group SA, 9.50%, 12/1/30(1)	USD	4,560	4,839,587
Security	Principal Amount (000s omitted)		Value
United States (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(10)	EUR	1,235	$ 1,365,328
3.25%, 9/1/28(1)	USD	26,351	25,216,276
4.00%, 9/1/29(1)	USD	7,370	6,902,957
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	USD	9,530	9,143,701
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	USD	6,350	6,637,014
8.375%, 2/1/34(1)	USD	6,350	6,270,072
athenahealth Group, Inc., 6.50%, 2/15/30(1)	USD	15,250	14,546,858
Azorra Finance Ltd., 7.25%, 1/15/31(1)	USD	5,080	5,207,229
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.079%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(10)	EUR	3,556	4,218,669
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(10)	EUR	4,998	5,851,402
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(15)	USD	16,095	17,713,604
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	USD	10,170	9,445,051
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	USD	3,180	3,092,804
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	USD	6,350	6,869,322
Century Communities, Inc., 6.625%, 9/15/33(1)	USD	5,080	5,059,700
Champions Financing, Inc., 8.75%, 2/15/29(1)	USD	907	883,191
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	USD	15,250	9,363,113
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)	USD	2,215	2,261,406
Cipher Compute LLC, 7.125%, 11/15/30(1)	USD	4,190	4,348,211
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 6/15/31(10)	EUR	4,640	5,466,374
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	USD	8,900	8,905,577
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	USD	3,180	3,098,786
9.00%, 9/30/29(1)	USD	7,500	7,370,364
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	USD	4,269	4,019,892
8.75%, 4/15/30(1)	USD	7,712	7,001,811
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	USD	6,350	6,232,463
EchoStar Corp., 10.75%, 11/30/29	USD	3,904	4,241,237
Global Medical Response, Inc., 7.375%, 10/1/32(1)	USD	6,170	6,435,372
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	USD	5,080	5,208,951
8.25%, 1/15/32(1)	USD	5,080	5,335,778

33
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)		Value
United States (continued)
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	USD	3,275	$ 3,284,812
6.00%, 3/15/34(1)	USD	3,290	3,265,672
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,540	2,649,355
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	8,915	9,249,250
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	USD	3,560	3,592,966
8.375%, 10/1/33(1)	USD	3,560	3,579,922
King U.S. Bidco, Inc., 5.454%, (3 mo. EURIBOR + 3.25%), 12/1/32(2)(10)	EUR	4,700	5,569,913
LBM Acquisition LLC, 9.50%, 6/15/31(1)	USD	3,000	2,628,704
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	USD	9,530	9,122,973
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	USD	6,350	6,590,487
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	USD	10,170	9,814,866
10.00%, 6/1/32(1)	USD	1,270	1,301,432
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	USD	8,900	9,424,050
Michaels Cos., Inc., 8.50%, 3/15/33(1)	USD	6,975	6,893,566
Midcap Financial Issuer Trust, 5.923%, (3 mo. SOFR + 2.25%), 1/15/33(1)(2)	USD	35,000	35,962,850
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	USD	6,990	7,279,666
Moog, Inc., 5.50%, 10/15/34(1)	USD	950	953,222
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)	USD	6,670	6,981,585
Nexstar Media, Inc.:
6.50%, 9/15/33(1)	USD	2,065	2,082,224
7.25%, 4/15/34(1)	USD	1,860	1,873,217
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	USD	3,810	3,951,209
8.375%, 2/15/32(1)	USD	1,270	1,333,500
NRG Energy, Inc., 6.125%, 5/15/36(1)	USD	4,480	4,465,021
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	1,600	1,934,852
8.75%, 7/1/34(1)	USD	4,225	4,399,226
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(10)	EUR	1,900	2,209,055
6.125%, 2/15/33(1)	EUR	7,000	8,138,625
7.25%, 2/15/33(1)	USD	3,810	3,727,429
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	USD	5,080	5,113,086
8.75%, 12/31/30(1)	USD	2,540	2,404,373
Security	Principal Amount (000s omitted)		Value
United States (continued)
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	USD	4,700	$ 3,438,200
5.375%, 9/30/32	EUR	4,580	5,216,847
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	USD	4,450	4,509,424
10.00%, 9/15/33(1)	USD	4,450	4,497,886
Risewell Homes, Inc.:
8.50%, 11/1/30(1)	USD	2,540	2,598,352
9.25%, 10/1/29(1)	USD	6,350	6,596,704
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	USD	7,630	6,880,368
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	6,350	6,579,965
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	USD	499	498,944
Standard Industries, Inc., 4.75%, 1/15/28(1)	USD	1,347	1,340,228
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	USD	8,160	8,575,679
Sunoco LP, 7.875% to 9/18/30(1)(13)(14)	USD	17,790	18,433,037
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	USD	9,833	9,819,040
Sword Purchaser LLC, 8.25%, 4/15/33(1)	USD	2,485	2,544,648
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	USD	7,630	8,029,842
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	USD	7,630	7,638,088
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	USD	6,275	6,427,188
12.00%, 2/15/31(1)	USD	550	573,556
TransDigm, Inc., 4.625%, 1/15/29	USD	15,000	14,813,311
Transocean International Ltd., 8.25%, 5/15/29(1)	USD	3,810	3,957,908
U.S. Foods, Inc., 4.75%, 2/15/29(1)	USD	7,030	6,958,214
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	USD	556	582,329
8.625%, 6/15/32(1)	USD	6,350	6,650,701
Uniti Services LLC, 7.50%, 10/15/33(1)	USD	6,348	6,687,402
Univision Communications, Inc.:
8.50%, 7/31/31(1)	USD	2,247	2,282,064
8.875%, 4/15/33(1)	USD	595	598,686
9.375%, 8/1/32(1)	USD	6,525	6,757,310
Venture Global Calcasieu Pass LLC:
3.875%, 11/1/33(1)	USD	6,350	5,662,442
6.00%, 5/1/36(1)	USD	1,260	1,270,399
Venture Global LNG, Inc.:
9.00% to 9/30/29(1)(13)(14)	USD	2,350	2,325,860
9.875%, 2/1/32(1)	USD	2,000	2,146,640
Versant Media Group, Inc., 7.25%, 1/30/31(1)	USD	7,240	7,520,582
VoltaGrid LLC, 7.375%, 11/1/30(1)	USD	9,530	9,895,828

34
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)		Value
United States (continued)
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	8,419	$ 8,957,799
WBI Operating LLC:
6.25%, 10/15/30(1)	USD	2,540	2,576,716
6.50%, 10/15/33(1)	USD	4,450	4,500,307
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	USD	10,000	10,118,880
WULF Compute LLC, 7.75%, 10/15/30(1)	USD	7,000	7,361,271
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)	USD	1,910	1,987,217
8.375%, 1/15/31(1)	USD	2,540	2,715,326
8.625%, 3/15/33(1)	USD	4,450	4,770,714
Total Corporate Bonds (identified cost $691,394,313)			$ 688,730,254

Foreign Corporate Bonds — 5.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(1)	USD	8,402	$ 8,673,746
8.125%, 1/23/30(10)	USD	8,638	8,917,379
8.625%, 1/22/33(1)	USD	2,602	2,702,666
Sonangol Finance Ltd., 10.00%, 1/29/31(10)	USD	5,095	5,218,029
			$ 25,511,820
Argentina — 0.2%
Banco Macro SA:
8.00%, 6/23/29(10)	USD	963	$ 983,705
8.00%, 6/23/29(1)	USD	5,936	6,063,624
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(4)	USD	7,420	7,206,675
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(10)	USD	230	173,650
11.00%, 11/1/31(1)	USD	3,775	2,849,766
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	5,139	5,347,666
Vista Energy Argentina SAU, 8.50%, 6/10/33(1)	USD	4,562	4,850,546
YPF SA, 8.25%, 1/17/34(1)	USD	2,355	2,467,365
			$ 29,942,997
Security	Principal Amount (000's omitted)		Value
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(10)	USD	5,618	$ 5,656,805
			$ 5,656,805
Brazil — 1.1%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	4,559	$ 4,517,695
Azul Secured Finance LLP, 9.875%, 2/15/31(1)	USD	1,739	1,549,884
Braskem Netherlands Finance BV:
4.50%, 1/10/28(10)	USD	2,164	1,360,615
4.50%, 1/31/30(10)	USD	15,841	9,376,446
7.25%, 2/13/33(10)	USD	1,897	1,088,404
8.00%, 10/15/34(10)	USD	2,524	1,478,155
8.50%, 1/12/31(10)	USD	1,087	654,222
12.004% to 10/24/30, 1/23/81(10)(14)	USD	9,310	2,642,644
Constellation Oil Services Holding SA:
9.375%, 11/7/29(1)	USD	5,843	6,140,993
9.375%, 11/7/29(10)	USD	5,960	6,263,960
CSN Inova Ventures, 6.75%, 1/28/28(10)	USD	6,287	5,365,495
CSN Resources SA:
4.625%, 6/10/31(10)	USD	1,296	888,372
5.875%, 4/8/32(10)	USD	599	410,408
FS Luxembourg SARL, 8.125%, 2/11/36(1)	USD	10,785	9,996,347
Gol Finance, Inc.:
14.375%, 6/6/30(10)	USD	1,244	1,189,824
14.375%, 6/6/30(1)	USD	12,269	11,734,685
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(10)	USD	5,811	5,438,307
MV24 Capital BV, 6.748%, 6/1/34(10)	USD	3,277	3,300,196
Oceanica Lux:
13.00%, 10/2/29(10)	USD	4,394	4,716,423
13.00%, 10/2/29(1)	USD	9,870	10,594,241
OHI Group SA:
13.00%, 7/22/29(10)	USD	5,669	5,777,968
13.00%, 7/22/29(1)	USD	10,441	10,641,842
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(15)	USD	3,657	1,773,438
Raizen Fuels Finance SA:
5.70%, 1/17/35(10)	USD	5,649	3,097,064
6.25%, 7/8/32(10)	USD	843	463,650
6.25%, 7/8/32(1)	USD	7,037	3,870,350
6.45%, 3/5/34(10)	USD	2,067	1,127,807
6.70%, 2/25/37(10)	USD	7,666	4,173,179
Samarco Mineracao SA, 9.50%, (4.00% cash and 5.00% PIK), 6/30/31(10)	USD	19,556	19,631,730

35
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(10)(15)	USD	310	$ 18,595
Vale SA, Series A6, 0.00%(13)(16)	BRL	50,226	4,247,406
Yinson Boronia Production BV:
8.947%, 7/31/42(10)	USD	1,905	2,110,473
8.947%, 7/31/42(1)	USD	2,691	2,981,138
			$ 148,621,956
Cameroon — 0.0%†
Golar LNG Ltd., 7.75%, 9/19/29(1)(10)	USD	3,400	$ 3,470,048
			$ 3,470,048
Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(1)	USD	1,089	$ 1,069,336
Aris Gold Corp., 7.50%, 8/26/27	USD	906	915,080
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	USD	5,080	5,484,820
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,273,438
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(10)	EUR	1,000	1,010,448
9.50%, 5/15/30(1)	USD	939	823,614
			$ 12,576,736
China — 0.1%
Kaisa Group Holdings Ltd.:
6.25%, (5.25% cash or 6.25% PIK), 12/28/28(1)(15)	USD	48	$ 955
6.50%, (5.50% cash or 6.50% PIK), 12/28/29(1)(15)	USD	80	1,299
6.75%, (5.75% cash or 6.75% PIK), 12/28/30(1)(15)	USD	96	1,687
7.00%, (6.00% cash or 7.00% PIK), 12/28/31(1)(15)	USD	145	2,904
7.25%, (6.25% cash or 7.25% PIK), 12/28/32(1)(15)	USD	137	2,733
7.721%, (6.72% cash or 7.721% PIK), 12/28/27(1)(15)	USD	33	654
KWG Group Holdings Ltd., 7.875%, 8/30/24(17)	USD	519	28,545
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(10)	USD	1,943	1,849,415
3.95%, 9/16/29(10)	USD	8,681	7,150,488
4.50%, 1/16/28(10)	USD	1,915	1,781,991
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(15)	USD	478	14,348
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(15)	USD	717	16,141
Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.: (continued)
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(15)	USD	717	$ 14,950
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(1)(15)	USD	2,651	99,430
Times China Holdings Ltd.:
4.00%, 3/30/29(1)(15)	USD	282	9,510
4.20%, 9/30/32(1)(15)	USD	1,051	32,849
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(10)	USD	200	199,831
			$ 11,207,730
Colombia — 0.2%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	5,776	$ 5,488,879
Banco Davivienda SA:
6.65% to 4/22/31(10)(13)(14)	USD	9,565	8,934,773
8.125% to 7/2/30, 7/2/35(10)(14)	USD	920	948,934
8.125% to 7/2/30, 7/2/35(1)(14)	USD	6,519	6,724,022
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(10)(14)	USD	5,797	6,532,639
			$ 28,629,247
France — 0.1%
Atos SE, 9.36% to 12/18/26, 12/18/29(4)(10)	EUR	396	$ 531,490
Betclic Everest Group SAS, 5.125%, 12/10/31(10)	EUR	6,230	7,331,980
Egis SA, 5.125%, 5/15/31(10)(18)	EUR	1,930	2,273,374
			$ 10,136,844
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(14)	USD	200	$ 209,601
9.50% to 7/16/29(10)(13)(14)	USD	9,577	10,036,743
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,401,727
TBC Bank JSC:
8.894% to 11/6/26(10)(13)(14)	USD	3,481	3,511,236
10.25% to 7/30/29(10)(13)(14)	USD	6,004	6,437,973
			$ 21,597,280
Germany — 0.1%
alstria SARL, 4.25%, 10/15/29(10)	EUR	2,400	$ 2,742,331
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	USD	5,080	4,889,500
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(10)(15)	EUR	670	799,533

36
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Germany (continued)
IHO Verwaltungs GmbH: (continued)
7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(15)	USD	425	$ 432,456
			$ 8,863,820
Ghana — 0.0%†
Tullow Holdco 2 Ltd., 15.00%, (12.00% cash and 3.00% PIK), 11/15/28(10)	USD	4,415	$ 4,546,603
			$ 4,546,603
Greece — 0.1%
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(10)	EUR	2,723	$ 3,119,387
Piraeus Bank SA, 6.125% to 10/15/32(10)(13)(14)	EUR	3,128	3,610,775
			$ 6,730,162
Guyana — 0.0%†
Secure International Finance Co., Inc.:
10.00%, 6/3/29(1)	USD	1,147	$ 1,152,794
10.00%, 6/3/29(10)	USD	2,471	2,483,119
			$ 3,635,913
Hong Kong — 0.0%†
Li & Fung Ltd., 8.375%, 2/5/29(10)	USD	1,600	$ 1,648,477
Yuexiu REIT MTN Co. Ltd., 6.50%, 2/12/29(10)	USD	1,798	1,824,895
			$ 3,473,372
Hungary — 0.1%
MBH Bank Nyrt, 5.25% to 1/29/29, 1/29/30(10)(14)	EUR	5,269	$ 6,216,695
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(10)(14)	USD	2,979	3,123,516
			$ 9,340,211
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(11)(13)(17)	EUR	920	$ 0
			$ 0
India — 0.1%
Piramal Finance Ltd., 7.80%, 1/29/28(10)	USD	6,393	$ 6,542,401
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	9,261,735
			$ 15,804,136
Security	Principal Amount (000's omitted)		Value
Indonesia — 0.0%†
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,010	$ 1,053,323
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(10)	USD	1,520	1,503,606
			$ 2,556,929
Ireland — 0.1%
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	7,630	$ 7,793,267
			$ 7,793,267
Italy — 0.1%
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	2,500	$ 2,912,549
5.25%, 2/5/31(10)	EUR	3,100	3,611,561
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(2)	EUR	180	211,688
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(10)	EUR	555	652,704
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(10)	EUR	1,285	1,348,866
3.625%, 10/13/32(10)	EUR	1,215	1,346,083
			$ 10,083,451
Jamaica — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC:
8.625%, 8/1/32(10)	USD	737	$ 767,251
8.625%, 8/1/32(1)	USD	6,060	6,308,739
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,431,772
			$ 14,507,762
Kazakhstan — 0.2%
ForteBank JSC:
7.75%, 2/4/30(10)	USD	2,123	$ 2,192,242
7.75%, 2/4/30(1)	USD	9,679	9,994,684
9.75% to 11/3/30(10)(13)(14)	USD	8,957	9,188,825
			$ 21,375,751
Kyrgyzstan — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(10)	USD	7,280	$ 7,300,178
			$ 7,300,178
Luxembourg — 0.3%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(10)	EUR	4,640	$ 5,475,476
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	1,000	1,156,479
6.75%, 7/30/30(10)	EUR	4,000	4,625,916

37
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Luxembourg (continued)
Currenta Group Holdings SARL, 5.984%, (3 mo. EURIBOR + 4.00%), 5/15/32(2)(10)	EUR	4,640	$ 5,493,367
Essendi SA:
5.625%, 5/15/32(10)	EUR	1,485	1,739,931
6.375%, 10/15/29(10)	EUR	3,690	4,456,562
FORESEA Holding SA, 7.50%, 6/15/30(10)	USD	3,523	3,494,773
INEOS Finance PLC, 7.25%, 3/31/31(10)	EUR	2,120	2,419,494
J&F Luxembourg Finance SARL, 8.50%, 12/1/32(1)	USD	10,177	10,317,036
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(15)	EUR	1,582	1,955,223
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(10)(15)	EUR	3,468	4,285,875
			$ 45,420,132
Mexico — 0.3%
Alpha Holding SA de CV:
9.00%, 2/10/25(10)(17)	USD	2,654	$ 19,904
10.00%, 12/19/22(10)(17)	USD	1,440	10,798
Banco Mercantil del Norte SA:
5.875% to 1/24/27(10)(13)(14)	USD	736	736,745
7.625% to 1/10/28(10)(13)(14)	USD	922	943,140
8.375% to 10/14/30(10)(13)(14)	USD	2,291	2,437,979
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(10)(14)	USD	5,354	5,272,084
8.45% to 6/29/33, 6/29/38(10)(14)	USD	1,486	1,637,058
8.45% to 6/29/33, 6/29/38(1)(14)	USD	1,771	1,951,029
Braskem Idesa SAPI:
6.99%, 2/20/32(10)(17)	USD	5,699	4,008,876
7.45%, 11/15/29(10)(17)	USD	2,234	1,574,411
Controladora Mabe SA de CV, 5.60%, 10/23/28(10)	USD	2,287	2,042,485
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(10)(17)	USD	6,229	2,725,056
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)(17)	USD	1,693	740,688
Financiera Independencia SAB de CV SOFOM ENR, 12.00%, 3/1/28(10)	USD	1,121	1,118,198
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(10)	USD	2,656	2,586,280
8.625%, 11/15/31(1)	USD	6,345	6,178,444
Orbia Advance Corp. SAB de CV:
6.80%, 5/13/30(10)	USD	1,562	1,573,324
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Orbia Advance Corp. SAB de CV: (continued)
7.50%, 5/13/35(10)	USD	1,962	$ 1,979,077
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,480	4,619,519
			$ 42,155,095
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(10)	USD	2,672	$ 2,772,712
Mongolian Mining Corp., 8.44%, 4/3/30(10)	USD	3,327	3,388,405
State Bank JSC, 8.90%, 9/25/28(10)	USD	6,640	6,628,159
			$ 12,789,276
Nigeria — 0.2%
Access Bank PLC, 6.125%, 9/21/26(10)	USD	6,696	$ 6,676,495
Dangote Fertiliser Ltd., 7.75%, 5/5/31(10)(18)	USD	15,100	15,329,369
			$ 22,005,864
Pakistan — 0.1%
Veon Midco BV, 3.375%, 11/25/27(10)	USD	7,407	$ 7,246,409
			$ 7,246,409
Panama — 0.0%†
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(1)(13)(14)	USD	2,429	$ 2,492,142
			$ 2,492,142
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 235,820
7.70%, 7/21/28(10)	USD	914	237,640
			$ 473,460
Peru — 0.1%
Auna SA:
10.00%, 12/18/29(10)	USD	3,516	$ 3,667,080
10.00%, 12/18/29(1)	USD	5,370	5,600,762
Integratel Peru SAA, 7.375%, 4/10/27(10)(17)	PEN	4,500	481,071
			$ 9,748,913
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(10)(11)(13)(14)(17)	USD	1,226	$ 0
			$ 0

38
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Saudi Arabia — 0.0%†
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(10)(14)	USD	1,906	$ 1,914,845
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(10)(14)	USD	4,548	4,539,810
			$ 6,454,655
Slovenia — 0.0%†
Summer BidCo BV:
8.875% PIK, 1/31/31(1)	EUR	470	$ 558,552
8.875% PIK, 1/31/31(10)	EUR	1,850	2,198,557
United Group BV, 6.50%, 10/31/31(10)	EUR	2,220	2,658,604
			$ 5,415,713
South Africa — 0.0%†
Sasol Financing USA LLC, 8.75%, 4/10/33(10)	USD	6,221	$ 6,574,508
			$ 6,574,508
Switzerland — 0.1%
Allwyn Entertainment Financing U.K. PLC:
4.625%, 8/15/31(10)	EUR	900	$ 1,044,053
4.625%, 8/15/31(1)	EUR	3,360	3,897,799
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	3,615	3,388,664
9.50%, 6/1/28(1)	USD	3,810	3,854,831
			$ 12,185,347
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,675,123
10.125%, 10/15/29(10)	USD	5,526	5,972,819
			$ 8,647,942
Turkey — 0.1%
Akbank TAS, 9.369% to 3/14/29(10)(13)(14)	USD	3,420	$ 3,516,349
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	3,585	3,630,754
Limak Yenilenebilir Enerji AS:
9.625%, 8/12/30(10)	USD	2,024	2,024,706
9.625%, 8/12/30(1)	USD	2,400	2,400,837
Turkiye Garanti Bankasi AS, 8.125% to 10/8/30, 1/8/36(10)(14)	USD	2,805	2,852,788
WE Soda Investments Holding PLC, 9.50%, 10/6/28(10)	USD	739	748,548
			$ 15,173,982
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(10)	USD	10,116	$ 9,812,208
MHP Lux SA:
6.25%, 9/19/29(1)	USD	415	375,933
6.25%, 9/19/29(10)	USD	3,272	2,963,987
10.50%, 7/28/29(10)	USD	4,102	4,211,579
			$ 17,363,707
United Arab Emirates — 0.0%†
Alpha Star Holding IX Ltd., 7.00%, 8/26/28(10)	USD	484	$ 483,330
Alpha Star Holding VIII Ltd., 8.375%, 4/12/27(10)	USD	626	633,923
Alpha Star Holding X Ltd., 6.125%, 8/5/29(10)	USD	2,233	2,160,966
			$ 3,278,219
United Kingdom — 0.5%
Alexandrite Monnet U.K. Holdco PLC, 6.875%, 5/31/31(10)(18)	EUR	2,420	$ 2,843,271
Avianca Midco 2 PLC:
9.00%, 12/1/28(10)	USD	812	789,999
9.00%, 12/1/28(1)	USD	3,313	3,221,704
9.50%, 1/28/31(1)	USD	1,504	1,402,480
9.625%, 2/14/30(1)	USD	2,515	2,372,588
B&M European Value Retail PLC, 4.00%, 11/15/28(10)	GBP	2,800	3,634,462
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(10)	EUR	2,315	2,690,475
7.375%, 6/15/31(10)	GBP	5,030	6,866,008
Boots Group Finco LP:
5.375%, 8/31/32(10)	EUR	1,520	1,816,448
7.375%, 8/31/32(10)	GBP	3,180	4,422,359
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(10)	GBP	3,000	4,219,442
CPUK Finance Ltd., 6.875%, 8/28/32(10)	GBP	4,960	6,814,430
Edge Finco PLC, 8.125%, 8/15/31(10)	GBP	6,290	8,823,609
Froneri Lux FinCo SARL, 4.75%, 8/1/32(10)	EUR	3,430	3,911,170
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	USD	352	335,935
Virgin Media Secured Finance PLC, 4.125%, 8/15/30(10)	GBP	4,930	6,009,683
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(10)	GBP	4,400	5,658,746
			$ 65,832,809
Uzbekistan — 0.2%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	16,857,000	$ 1,412,093
Ipoteka-Bank ATIB:
17.50%, 10/9/28(10)	UZS	19,980,000	1,730,129

39
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Ipoteka-Bank ATIB: (continued)
20.50%, 4/25/27(10)	UZS	51,340,000	$ 4,526,380
JSCB Agrobank, 20.75%, 9/15/28	UZS	13,770,000	1,207,491
Uzbek Industrial & Construction Bank ATB:
8.95%, 7/24/29(10)	USD	4,891	5,298,328
9.45% to 10/23/30(10)(13)(14)	USD	6,970	7,284,406
			$ 21,458,827
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(10)(17)	USD	3,636	$ 1,377,135
5.50%, 4/12/37(10)(17)	USD	109	41,387
6.00%, 10/28/22(10)(17)	USD	2,272	812,357
6.00%, 5/16/24(10)(17)	USD	20,006	7,900,451
6.00%, 11/15/26(10)(17)	USD	45,952	18,265,794
9.00%, 11/17/21(10)(17)	USD	401	182,445
9.75%, 5/17/35(10)(17)	USD	2,048	970,335
12.75%, 2/17/22(10)(17)	USD	1,309	673,223
			$ 30,223,127
Total Foreign Corporate Bonds (identified cost $738,901,665)			$ 748,303,145

Government National Mortgage Association Participation Agreements — 1.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.399%, 1/1/59(19)	$145,277	$ 145,980,291
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.899%, 9/10/27(19)	53,612	54,064,096
Total Government National Mortgage Association Participation Agreements (identified cost $198,888,702)		$ 200,044,387

Insurance Linked Securities — 3.6%
Security	Shares	Value
Reinsurance Side Cars — 2.2%
Beacon RE(9)(11)(20)(21)	27,008,881	$ 27,184,439
Beacon RE(9)(11)(20)(21)	32,491,119	32,491,119
Security	Shares	Value
Reinsurance Side Cars (continued)
Eden Re II Ltd.:
Series 2023A, 0.00%, 3/19/27(1)(11)(21)	257,143	$ 700,225
Series 2023B, 0.00%, 3/19/27(1)(11)(21)	31,162	476,747
Series 2024A, 0.00%, 3/17/28(1)(11)(21)	81,053	213,355
Series 2024B, 0.00%, 3/17/28(1)(11)(21)	64,938	926,572
Series 2025A, 0.00%, 3/19/30(1)(11)(21)	872,093	5,457,471
George Street RE(9)(11)(21)	992	63,198,789
Mt. Logan Re Ltd.:
Participating Units(9)(11)(20)(21)	38,000,000	39,964,600
Series 13, Participating Units(11)(12)(21)	10,000	37,489,493
Series 17, Participating Units(9)(11)(12)(21)	860	3,181,743
Series 19, Participating Units(9)(11)(12)(21)	7,464	16,824,722
PartnerRe Ltd.(9)(11)(21)	67	69,767,100
		$ 297,876,375
Segregated Account/Funds — 1.4%
1863 Fund Ltd. - Core Nat Cat Fund(9)(11)(21)	50,540,977	$ 67,927,073
PartnerRe ILS Fund SAC Ltd.(9)(11)(12)(21)	34,000,000	47,855,000
Voussoir Re Ltd.(9)(11)(21)	7,480	10,659,079
Voussoir Re Ltd.(9)(11)(21)	41,584	56,585,416
		$ 183,026,568
Total Insurance Linked Securities (identified cost $398,419,962)		$ 480,902,943

Loan Participation Notes — 0.0%†
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(10)(11)(22)	UZS	1,841,900	$ 154,648
Total Loan Participation Notes (identified cost $157,903)			$ 154,648

Preferred Stocks — 0.1%
Security	Principal Amount/ Shares	Value
United States — 0.1%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(9)(12)(15)	$8,224,000	$ 8,078,049
Boeing Co., 6.00%	52,000	3,754,400

40
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
United States (continued)
Hewlett Packard Enterprise Co., 7.625%	51,000	$ 3,907,620
Oracle Corp., 6.50%	44,000	2,162,160
PG&E Corp., Series A, 6.00%	58,000	2,439,480
Total Preferred Stocks (identified cost $18,649,298)		$ 20,341,709

Senior Floating-Rate Loans — 1.4%(23)
Borrower/Description	Principal Amount* (000’s omitted)		Value
Argentina — 0.1%
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30		10,632	$ 10,786,840
Term Loan, 7/8/30(24)		7,358	7,357,910
			$ 18,144,750
Brazil — 0.1%
Usina Caete SA, Term Loan, 10.499%, (1 mo. USD Term SOFR + 6.83%), 5/31/28		10,125	$ 10,125,000
			$ 10,125,000
Canada — 0.1%
ABC Technologies, Inc.:
Term Loan, 7.885%, (1 mo. EURIBOR + 5.88%), 8/22/31(11)	EUR	3,582	4,085,670
Term Loan, 9.402% - 9.45%, (1 mo. USD Term SOFR + 5.75%, 3 mo. USD Term SOFR + 5.75%), 8/22/31(11)		6,017	$ 5,847,652
Term Loan, 11.911% - 11.95%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31(11)		7,167	6,755,751
			$ 16,689,073
Jamaica — 0.0%†
Digicel International Finance Ltd.:
Term Loan, 8.911%, (1 mo. USD Term SOFR + 5.25%), 8/6/32		1,019	$ 1,022,653
Term Loan, 8/6/32(25)		3,365	3,375,652
			$ 4,398,305
Luxembourg — 0.0%†
INEOS U.S. Finance LLC, Term Loan, 2/18/30(25)		1,386	$ 1,294,627
			$ 1,294,627
Borrower/Description	Principal Amount* (000’s omitted)	Value
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.169%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	2,323	$ 2,337,531
		$ 2,337,531
Puerto Rico — 0.1%
Coral-US Co-Borrower LLC, Term Loan, 6.923%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	10,839	$ 10,836,684
		$ 10,836,684
Singapore — 0.1%
HGDC Holdings Ltd., Term Loan, 8.55%, (3 mo. USD Term SOFR + 4.85%), 3/31/29	10,690	$ 10,663,275
Princeton Digital Group Ltd.:
Term Loan, 8.287%, (3 mo. USD Term SOFR + 5.50%), 5/6/26	2,011	2,011,429
Term Loan, 5/6/29(25)	5,029	4,958,171
		$ 17,632,875
Suriname — 0.4%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(24)	47,421	$ 47,420,714
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	4,979	5,051,181
		$ 52,471,895
Tanzania — 0.1%
PIH Communication LLC, Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	5,705	$ 5,704,663
		$ 5,704,663
United States — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(25)	1,125	$ 1,076,417
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	6,334	5,698,713
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	6,472	6,193,328
E.W. Scripps Co., Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	8,351	8,246,369
Electronic Arts, Inc., Term Loan, 3/24/33(25)	2,000	2,003,000
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	7,013	5,894,235
Men's Wearhouse, Inc., Term Loan, 1/28/31(25)	600	606,189
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	5,067	5,068,997

41
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value
United States (continued)
Peninsula Pacific Entertainment LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32		1,145	$ 1,143,088
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		3,975	3,482,682
Sword Purchaser LLC, Term Loan, 4/11/33(25)		1,100	1,069,750
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33		1,133	1,138,373
			$ 41,621,141
Uzbekistan — 0.1%
JSCB Agrobank, Term Loan, 5.657%, (3 mo. EURIBOR + 3.50%), 12/21/26	EUR	10,000	11,736,497
			$ 11,736,497
Total Senior Floating-Rate Loans (identified cost $193,513,438)			$ 192,993,041

Sovereign Government Bonds — 8.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 4.4%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/26	BRL	3,122,700	$ 596,760,128
			$ 596,760,128
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,332,694
6.50%, 1/24/31	ISK	45,514	357,535
7.00%, 9/17/35	ISK	384,686	3,140,182
			$ 10,830,411
New Zealand — 1.8%
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	293,000	$ 166,445,291
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(26)	NZD	127,110	76,713,617
			$ 243,158,908
Security	Principal Amount (000's omitted)		Value
Serbia — 0.2%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 32,041,973
			$ 32,041,973
South Africa — 1.3%
Republic of South Africa Government Bonds:
6.25%, 3/31/36	ZAR	637,100	$ 31,677,450
8.50%, 1/31/37	ZAR	413,920	23,924,733
8.875%, 2/28/35	ZAR	1,663,534	100,481,666
10.875%, 3/31/38	ZAR	230,000	15,508,417
			$ 171,592,266
United Kingdom — 0.1%
U.K. Gilts, 4.125%, 1/29/27(10)(27)	GBP	8,500	$ 11,551,575
			$ 11,551,575
Uzbekistan — 0.0%†
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(10)	UZS	6,450,000	$ 560,679
			$ 560,679
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(10)(17)	USD	531	$ 230,104
7.00%, 3/31/38(10)(17)	USD	183	86,467
7.65%, 4/21/25(10)(17)	USD	376	178,506
7.75%, 10/13/19(10)(17)	USD	1,204	553,723
8.25%, 10/13/24(10)(17)	USD	4,232	2,047,182
9.00%, 5/7/23(10)(17)	USD	77	38,789
9.25%, 9/15/27(17)	USD	22,489	11,868,570
9.25%, 5/7/28(10)(17)	USD	10,905	5,575,232
11.75%, 10/21/26(10)(17)	USD	390	222,949
11.95%, 8/5/31(10)(17)	USD	3,427	1,957,502
12.75%, 8/23/22(10)(17)	USD	551	314,507
			$ 23,073,531
Total Sovereign Government Bonds (identified cost $1,039,223,010)			$1,089,569,471

42
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7)
Series 2021-SB91, Class X1, 0.659%, 8/25/41(3)	$21,057	$ 537,264
Series 2021-SB92, Class X1, 0.638%, 8/25/41(3)	19,890	542,581
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.664%, 4/16/63(3)	24,570	1,188,866
Series 2021-132, Class IO, 0.71%, 4/16/63(3)	60,283	3,072,013
Series 2021-144, Class IO, 0.821%, 4/16/63(3)	23,961	1,414,412
Series 2021-186, Class IO, 0.763%, 5/16/63(3)	42,416	2,309,246
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	64,377	2,998,819
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $15,013,983)		$ 12,063,201

U.S. Government Agency Mortgage-Backed Securities — 31.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.231%, (COF + 1.254%), with maturity at 2035(28)	$12	$ 12,205
4.655%, (COF + 1.25%), with maturity at 2030(28)	20	19,440
6.00%, with various maturities to 2055	8,324	8,541,085
6.50%, with maturity at 2053	4,097	4,283,970
7.00%, with various maturities to 2053	928	992,254
Federal National Mortgage Association:
3.982%, (COF + 1.254%), with maturity at 2035(28)	3	2,629
4.984%, (COF + 1.792%), with maturity at 2035(28)	170	168,558
5.50%, with maturity at 2054	1,153	1,169,032
6.00%, with various maturities to 2053	11,247	11,555,415
6.50%, with various maturities to 2055	53,867	56,109,776
8.50%, with maturity at 2032	41	43,049
Government National Mortgage Association:
5.00%, 30-Year, TBA(29)	656,000	650,127,068
5.00%, with maturity at 2052	14,138	14,174,272
5.50%, with various maturities to 2063	54,423	55,387,828
5.50%, 30-Year, TBA(29)	275,000	276,905,428
5.50%, with maturity at 2055(27)	65,462	66,048,094
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, 30-Year, TBA(29)	$22,300	$ 22,744,257
6.00%, with various maturities to 2066	203,941	210,839,664
6.50%, with various maturities to 2066	223,149	234,687,577
7.00%, with various maturities to 2064	19,580	20,429,656
7.50%, with various maturities to 2054	2,819	2,930,650
8.00%, with various maturities to 2054	1,547	1,605,292
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(29)	680,640	596,338,908
5.00%, 30-Year, TBA(29)	745,000	734,698,028
5.50%, 30-Year, TBA(29)	1,195,600	1,201,873,472
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,148,434,255)		$4,171,687,607

U.S. Government Guaranteed Small Business Administration Loans — 0.0%†
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(30)(31) Series 2018-1, Class A, 2.434%, 3/25/44(1)(3)	$100,383	$ 5,375,782
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,402,181)		$ 5,375,782

Short-Term Investments — 14.5%
Affiliated Fund — 13.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(32)	1,828,547,193	$1,828,547,193
Total Affiliated Fund (identified cost $1,828,547,193)		$1,828,547,193

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(27)	$21,500	$ 21,472,225
0.00%, 5/21/26(27)	15,798	15,766,446

43
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 5/28/26(27)	$14,960	$ 14,920,001
0.00%, 6/4/26(27)	14,890	14,839,497
0.00%, 6/11/26(27)	15,040	14,978,422
0.00%, 6/18/26(27)	10,202	10,153,187
0.00%, 6/25/26	10,000	9,944,641
0.00%, 7/9/26	8,000	7,944,819
0.00%, 7/16/26	5,500	5,458,418
Total U.S. Treasury Obligations (identified cost $115,478,352)		$ 115,477,656
Total Short-Term Investments (identified cost $1,944,025,545)		$1,944,024,849

Total Purchased Options — 0.0%† (identified cost $3,571,503)	$ 535,748
Total Investments — 128.7% (identified cost $17,155,222,930)	$17,297,613,886
Less Unfunded Loan Commitments — (0.4)%	$ (54,778,625)
Net Investments — 128.3% (identified cost $17,100,444,305)	$17,242,835,261
TBA Sale Commitments — (4.7)%
U.S. Government Agency Mortgage-Backed Securities — (4.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(29)	$(680,640)	$ (605,902,529)
6.00%, 30-Year, TBA(29)	(30,800)	(31,413,593)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $642,519,718)		$ (637,316,122)
Total TBA Sale Commitments (proceeds $642,519,718)		$ (637,316,122)

Other Assets, Less Liabilities — (23.6)%	$(3,166,183,654)
Net Assets — 100.0%	$13,439,335,485
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $3,923,221,386 or 29.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(6)	When-issued, variable rate security whose interest rate will be determined after April 30, 2026.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Non-income producing security.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $581,712,332 or 4.3% of the Portfolio's net assets.
(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	Restricted security (see Note 5).
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2026.
(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(18)	When-issued security.
(19)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(20)	Quantity held represents principal in USD.
(21)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

44
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $54,778,625. See Note 1F for description.
(25)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(28)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(29)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(30)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(31)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026 of all interest only securities comprising the trust.
(32)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	UBS AG	EUR	480,000,000	EUR	1.13	6/26/26	$535,748
Total							$535,748
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	4,441,582	USD	5,140,476	6/17/26	$ 82,716
EUR	1,084,472	USD	1,255,116	6/17/26	20,196
EUR	985,416	USD	1,140,474	6/17/26	18,351
EUR	1,114,601	USD	1,302,819	6/17/26	7,925
EUR	333,904	USD	386,445	6/17/26	6,218
IDR	39,059,787,400	USD	2,243,848	6/17/26	9,405
IDR	49,061,679,000	USD	2,820,934	6/17/26	9,302
IDR	37,556,489,266	USD	2,158,171	6/17/26	8,362
IDR	44,581,845,000	USD	2,563,880	6/17/26	7,926
45
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	48,994,275,000	USD	2,823,507	6/17/26	$ 2,841
IDR	29,406,601,000	USD	1,693,616	6/17/26	2,771
IDR	36,951,092,000	USD	2,128,948	6/17/26	2,660
IDR	49,010,354,000	USD	2,824,886	6/17/26	2,389
IDR	29,933,360,000	USD	1,735,720	6/17/26	(8,945)
IDR	49,352,237,000	USD	2,856,280	6/17/26	(9,283)
IDR	48,677,675,000	USD	2,821,077	6/17/26	(12,993)
IDR	99,057,915,000	USD	5,734,509	6/17/26	(20,126)
IDR	98,255,416,000	USD	5,698,246	6/17/26	(30,156)
USD	461,159	EUR	398,460	6/17/26	(7,420)
USD	1,041,617	EUR	900,000	6/17/26	(16,761)
USD	3,403,222	EUR	2,940,523	6/17/26	(54,761)
USD	4,567,788	EUR	3,946,756	6/17/26	(73,501)
USD	7,172,216	EUR	6,197,089	6/17/26	(115,409)
USD	9,612,834	EUR	8,305,884	6/17/26	(154,681)
USD	18,616,155	EUR	16,085,123	6/17/26	(299,554)
USD	26,241,409	EUR	22,673,655	6/17/26	(422,252)
USD	5,932,157	IDR	101,534,794,804	6/17/26	74,889
USD	6,206,164	IDR	106,510,185,005	6/17/26	61,879
USD	5,744,845	IDR	98,529,256,000	6/17/26	60,958
USD	5,741,252	IDR	98,479,694,000	6/17/26	60,225
USD	5,191,604	IDR	88,957,094,319	6/17/26	59,910
USD	3,721,892	IDR	63,830,446,592	6/17/26	39,686
USD	2,981,614	IDR	51,065,799,723	6/17/26	35,766
USD	2,973,627	IDR	50,991,455,223	6/17/26	32,068
USD	7,972,657	INR	742,000,000	6/17/26	195,397
USD	518,664	PEN	1,796,080	6/17/26	8,045
USD	60,321,994	BRL	328,163,710	10/1/26	(3,620,254)
USD	110,153,959	BRL	599,568,000	10/1/26	(6,671,042)
USD	109,754,758	BRL	599,568,290	10/1/26	(7,070,300)
USD	68,930,641	BRL	354,400,000	10/2/26	(107,949)
USD	103,483,826	BRL	532,000,000	10/2/26	(151,982)
USD	137,935,060	BRL	709,000,000	10/2/26	(181,083)
					$(18,218,567)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,132,819	IDR	36,951,092,000	BNP Paribas	5/4/26	$ —	$ (1,848)
USD	2,827,463	IDR	48,994,275,000	HSBC Bank USA, N.A.	5/4/26	—	(2,940)
USD	2,827,249	IDR	49,010,354,000	Standard Chartered Bank	5/4/26	—	(4,083)
46
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,827,437	IDR	49,061,679,000	Standard Chartered Bank	5/4/26	$ —	$ (6,860)
USD	3,120,830	IDR	54,286,840,000	HSBC Bank USA, N.A.	5/5/26	—	(15,325)
USD	3,626,204	EUR	3,096,388	Standard Chartered Bank	5/8/26	—	(8,380)
USD	11,711,078	EUR	10,000,000	Standard Chartered Bank	5/8/26	—	(27,064)
EUR	1,907,629	USD	2,220,280	Standard Chartered Bank	6/17/26	23,046	—
GBP	3,000,000	USD	4,072,862	Standard Chartered Bank	6/17/26	9,073	—
GBP	365,462	USD	489,956	State Street Bank and Trust Company	6/17/26	7,308	—
MXN	18,200,492	USD	1,016,146	BNP Paribas	6/17/26	22,013	—
MXN	2,300,758,000	USD	131,269,356	Goldman Sachs International	6/17/26	—	(33,731)
USD	6,576,640	CAD	8,888,742	Deutsche Bank AG	6/17/26	19,967	—
USD	1,173,505	EUR	1,000,000	Barclays Bank PLC	6/17/26	—	(2,470)
USD	3,855,208	EUR	3,329,698	Barclays Bank PLC	6/17/26	—	(60,435)
USD	125,808,708	EUR	108,659,519	Barclays Bank PLC	6/17/26	—	(1,972,217)
USD	812,663	EUR	700,000	Standard Chartered Bank	6/17/26	—	(10,520)
USD	1,907,621	EUR	1,622,936	State Street Bank and Trust Company	6/17/26	—	(912)
USD	45,929,876	GBP	34,352,786	BNP Paribas	6/17/26	—	(812,068)
USD	6,622,567	GBP	5,000,000	Credit Agricole Corporate and Investment Bank	6/17/26	—	(180,658)
USD	11,616,343	GBP	8,575,719	Goldman Sachs International	6/17/26	—	(52,166)
USD	11,616,343	GBP	8,575,719	Goldman Sachs International	6/17/26	—	(52,166)
USD	429,312	GBP	319,184	Standard Chartered Bank	6/17/26	—	(4,984)
USD	9,271,605	GBP	6,900,000	State Street Bank and Trust Company	6/17/26	—	(116,845)
USD	10,051,812	GBP	7,480,636	State Street Bank and Trust Company	6/17/26	—	(126,677)
USD	2,665,323	HKD	20,774,001	BNP Paribas	6/17/26	8,779	—
USD	307,397	HKD	2,400,000	JPMorgan Chase Bank, N.A.	6/17/26	489	—
USD	1,732,683	JPY	270,000,000	Standard Chartered Bank	6/17/26	2,092	—
USD	1,629,212	MXN	29,181,300	BNP Paribas	6/17/26	—	(35,295)
USD	6,861,590	MXN	122,900,000	BNP Paribas	6/17/26	—	(148,647)
USD	266,661,710	MXN	4,776,257,888	BNP Paribas	6/17/26	—	(5,776,847)
USD	172,691,687	NZD	291,140,125	Barclays Bank PLC	6/17/26	449,783	—
USD	73,590,440	NZD	124,065,787	Barclays Bank PLC	6/17/26	191,669	—
USD	4,848,638	SAR	18,220,000	Citibank, N.A.	6/17/26	—	(7,076)
USD	82,007,786	ZAR	1,365,521,081	Barclays Bank PLC	6/17/26	296,699	—
USD	214,078,552	ZAR	3,606,988,117	Barclays Bank PLC	6/17/26	—	(1,759,141)
USD	54,476,924	ZAR	905,264,836	Goldman Sachs International	6/17/26	306,999	—
ZAR	1,365,521,081	USD	83,123,838	Bank of America, N.A.	6/17/26	—	(1,412,751)
ZAR	600,000,001	USD	36,125,499	Barclays Bank PLC	6/17/26	—	(222,244)
ZAR	765,521,080	USD	46,577,214	State Street Bank and Trust Company	6/17/26	—	(769,383)
ISK	1,438,368,676	EUR	9,778,834	Citibank, N.A.	6/18/26	184,084	—
ISK	1,295,809,310	EUR	8,901,012	JPMorgan Chase Bank, N.A.	7/15/26	16,632	—
ISK	2,234,734,000	EUR	15,394,971	JPMorgan Chase Bank, N.A.	7/15/26	—	(23,610)
USD	7,275,695	OMR	2,802,227	Standard Chartered Bank	10/29/26	—	(4,738)
USD	8,003,264	OMR	3,082,449	Standard Chartered Bank	10/29/26	—	(5,211)
USD	8,730,834	OMR	3,362,672	Standard Chartered Bank	10/29/26	—	(5,685)
47
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,607,391	OMR	3,700,277	Standard Chartered Bank	10/29/26	$ —	$ (6,256)
						$1,538,633	$(13,669,233)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	128	Long	6/30/26	$ 26,512,000	$ (214,254)
U.S. 5-Year Treasury Note	25,054	Long	6/30/26	2,701,721,591	(47,441,087)
U.S. 10-Year Treasury Note	3,689	Long	6/18/26	407,980,344	(9,964,489)
U.S. Long Treasury Bond	169	Long	6/18/26	19,070,594	(802,263)
U.S. Ultra 10-Year Treasury Note	205	Long	6/18/26	23,136,172	(649,640)
U.S. Ultra-Long Treasury Bond	158	Long	6/18/26	18,174,938	(871,521)
Euro-Bobl	(58)	Short	6/8/26	(7,858,876)	66,046
U.S. Ultra 10-Year Treasury Note	(2,881)	Short	6/18/26	(325,147,859)	2,000,407
U.S. Ultra-Long Treasury Bond	(2,988)	Short	6/18/26	(343,713,375)	13,416,051
					$(44,460,750)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(3,149,353)	$676,605	$(2,472,748)
							$(3,149,353)	$676,605	$(2,472,748)
48
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$3,153,345
								$3,153,345
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	34,406,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.10% (pays semi-annually)	6/17/31	$ (16,270)	$ —	$ (16,270)
CLP	372,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.11% (pays semi-annually)	6/17/31	(366)	—	(366)
CNY	165,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(2,494)	—	(2,494)
CNY	188,350	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	520	—	520
CNY	209,940	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(83)	—	(83)
COP	103,148,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.41% (pays quarterly)	6/17/31	372,689	—	372,689
CZK	560,100	Receives	6-month CZK PRIBOR (pays semi-annually)	4.28% (pays annually)	6/17/31	155,958	—	155,958
INR	2,448,100	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.65% (pays semi-annually)	6/17/31	14,921	—	14,921
KRW	26,226,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.20% (pays quarterly)	3/18/31	(455,827)	—	(455,827)
KRW	78,658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(940,954)	—	(940,954)
KRW	118,136,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(1,409,439)	—	(1,409,439)
KRW	61,822,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(725,914)	—	(725,914)
KRW	58,993,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(684,964)	—	(684,964)
49
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	80,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	3/18/31	$ (827,868)	$ —	$ (827,868)
KRW	159,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	3/18/31	(1,636,655)	—	(1,636,655)
KRW	159,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(1,552,773)	—	(1,552,773)
KRW	104,065,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(920,221)	—	(920,221)
KRW	20,439,800	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	6/17/31	81,897	—	81,897
KRW	19,852,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.71% (pays quarterly)	6/17/31	72,824	—	72,824
PLN	88,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.43% (pays annually)	6/17/31	154,365	—	154,365
PLN	399,914	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	531,656	—	531,656
PLN	399,914	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(387,458)	—	(387,458)
PLN	1,716,360	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	1,419,757	—	1,419,757
PLN	1,716,360	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(827,876)	—	(827,876)
THB	315,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	13,007	—	13,007
THB	540,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	20,697	—	20,697
THB	240,800	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	8,515	—	8,515
ZAR	345,230	Receives	3-month ZAR JIBAR (pays quarterly)	7.52% (pays quarterly)	6/17/31	144,728	—	144,728
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	2,568,035	—	2,568,035
Total						$(4,829,593)	$ —	$(4,829,593)
50
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(2)	6/20/30	$ 192	$ (1,446)	$ (1,254)
Markit CDX North American Investment Grade Index (CDX.NA.IG.46.V1)	3,798,377	1.00% (pays quarterly)(2)	6/20/31	(83,472,708)	77,424,616	(6,048,092)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(2)	6/20/31	(413,714)	377,977	(35,737)
Petroleo Brasileiro S.A.	15,372	1.00% (pays quarterly)(2)	6/20/31	173,070	(328,301)	(155,231)
Saudi Arabia	8,615	1.00% (pays quarterly)(2)	12/20/30	(141,550)	39,988	(101,562)
Total				$(83,854,710)	$77,512,834	$(6,341,876)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 1,391	4.00% (pays monthly)	2.61%	7/6/26	$ 9,456	$ —	$ 9,456
Petroleos Mexicanos	Deutsche Bank AG	3,668	4.20% (pays monthly)	2.61	7/6/26	26,524	—	26,524
Petroleos Mexicanos	Deutsche Bank AG	979	4.20% (pays monthly)	2.61	7/6/26	6,967	—	6,967
U.K. Single Family Rental	Goldman Sachs Bank USA	8,093	4.50% (pays quarterly)	4.70	1/25/32	(87,655)	6,802	(80,853)
U.S. Land Banking	Goldman Sachs Bank USA	60,000	5.50% (pays monthly)	5.79	10/10/29	(266,980)	—	(266,980)
U.S. Single Family Rental	Goldman Sachs International	19,951	7.85% (pays monthly)	7.99	3/18/28	201,662	13,210	214,872
Total		$94,082				$(110,026)	$20,012	$(90,014)
(1)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $94,082,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
51
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	72,614	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	$1,135,588
Bank of America, N.A.	USD	15,000	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	236,963
JPMorgan Chase Bank, N.A.	USD	100,000	Total return on iBoxx USD Liquid High Yield Index (pays upon termiantion)	SOFR (pays upon termination)	6/20/26	1,103,874
UBS AG	USD	197,234	Positive return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	4/7/27	1,097,926
						$3,574,351
*	Represents a custom swap created by UBS AG. Through the underlying strategies, the UBS Diversified Volatility Risk Premia Strategy (the “Volatility Swap”) is a synthetic investment strategy that provides exposure to a diversified set of short volatility strategies (“Components”). The Volatility Swap aims to generate returns by systematically capturing volatility risk premia across asset classes, including commodities, rates and equities. The strategy is designed to be market-neutral and seeks to deliver diversified sources of return that are not directly correlated with traditional asset classes. The Volatility Swap is rebalanced monthly to maintain targeted risk budgeting weights across its Components.
(a) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$16,863	$113,706	8.6%
EU Short Variance Replication Strategy(2)	11,933	145,757	6.1
US 5-Year Rates Short Volatility Strategy(3)	14,871	62,950	7.5
Gold Short Volatility Strategy(4)	22,366	283,170	11.3
US Equity (NASDAQ) Upside Volatility Premium Strategy(5)	25,700	(35,439)	13.0
USD Swaption Triangle L1 Strategy(6)	20,414	272,300	10.4
US 10-Year Rates Short Volatility Strategy(7)	10,158	56,543	5.2
US Short Variance Replication Strategy(8)	14,871	82,784	7.5
US Equity (S&P) Upside Volatility Premium Strategy(9)	23,392	130,214	11.9
Brent Volatility Carry with Protection Strategy(10)	11,735	65,327	5.9
WTI Volatility Carry with Protection Strategy(11)	10,828	(19,056)	5.5
VIX Volatility Carry with Protection Strategy(12)	14,102	(60,330)	7.1
Total	$197,233	$1,097,926	100.0%
(1)	The strategy seeks to replicate short variance exposure to the S&P/ASX 200 Index by combining a position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P/ASX 200 Index.
(2)	The strategy seeks to replicate short variance exposure to the EURO STOXX 50 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the EURO STOXX 50 Index.
(3)	The strategy seeks to capture the volatility risk premium in 5-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
52
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(4)	The strategy seeks to capture the implied volatility premium in Gold. The strategy consists of exchange-traded written put and call options on GLD ETF, combined with a position in the GLD ETF.
(5)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the NASDAQ Index, combined with a futures position in the underlying index.
(6)	The strategy seeks to provide exposure to long-dated U.S. dollar interest rates by combining positions in 30-year interest rate swap indexes with an overlay of swaption contracts. The overlay consists of both written and purchased swaptions with 30-, 20-, and 10-year maturities.
(7)	The strategy seeks to capture the volatility risk premium in 10-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
(8)	The strategy seeks to replicate short variance exposure to the S&P 500 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P 500 Index.
(9)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the S&P 500 Index, combined with a futures position in the underlying index.
(10)	The strategy seeks to provide exposure to Brent crude oil by holding long futures positions across multiple maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on Brent crude oil futures.
(11)	The strategy seeks to provide exposure to WTI crude oil by holding long futures positions across a range of maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on WTI crude oil futures.
(12)	The strategy seeks to provide exposure to volatility in U.S. equity markets by holding short futures positions on the S&P 500 VIX index, complemented by an option overlay. This overlay consists of written put and call options, as well as purchased call options on VIX futures.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Mexican Peso
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
53
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $15,271,897,112)	$15,414,288,068
Affiliated investments, at value (identified cost $1,828,547,193)	1,828,547,193
Cash	3,697,494
Deposits for forward commitment securities	8,089,000
Deposits for derivatives collateral:
Futures contracts	2,925,568
Centrally cleared derivatives	123,217,618
OTC derivatives	210,000
Foreign currency, at value (identified cost $66,718,514)	67,682,444
Interest and dividends receivable	74,455,880
Dividends receivable from affiliated investments	5,202,457
Receivable for investments sold	2,904,031,640
Receivable for TBA sale commitments	642,519,718
Receivable for variation margin on open futures contracts	5,064,771
Receivable for open forward foreign currency exchange contracts	1,538,633
Receivable for open OTC swap contracts	6,985,515
Tax reclaims receivable	2,813
Trustees' deferred compensation plan	131,670
Total assets	$21,088,590,482
Liabilities
Cash collateral due to brokers	$4,029,000
Payable for investments purchased	845,198,460
Payable for when-issued/delayed delivery/forward commitment securities	6,109,607,351
TBA sale commitments, at value (proceeds receivable $642,519,718)	637,316,122
Payable for variation margin on open centrally cleared derivatives	30,662,432
Payable for open forward foreign currency exchange contracts	13,669,233
Payable for open OTC swap contracts	347,833
Upfront receipts on open OTC swap contracts	20,012
Payable to affiliates:
Investment adviser fee	5,259,706
Trustees' fees	9,223
Trustees' deferred compensation plan	131,670
Accrued foreign capital gains taxes	1,236,788
Accrued expenses	1,767,167
Total liabilities	$7,649,254,997
Net Assets applicable to investors' interest in Portfolio	$13,439,335,485
54
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,238)	$2,764,709
Dividend income from affiliated investments	16,796,033
Interest income	341,003,547
Other income	413,079
Total investment income	$360,977,368
Expenses
Investment adviser fee	$28,550,523
Trustees’ fees and expenses	54,250
Custodian fee	1,821,116
Legal and accounting services	1,588,948
Interest expense and fees	782,217
Interest expense on securities sold short	244,571
Miscellaneous	277,226
Total expenses	$33,318,851
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$656,244
Total expense reductions	$656,244
Net expenses	$32,662,607
Net investment income	$328,314,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$108,975,245
Futures contracts	11,187,557
Swap contracts	20,350,994
Foreign currency transactions	(5,503,718)
Forward foreign currency exchange contracts	(49,580,925)
Non-deliverable bond forward contracts	(1,304,099)
Net realized gain	$84,125,054
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $911,352)	$(90,006,878)
TBA sale commitments	(1,682,544)
Futures contracts	(53,202,674)
Swap contracts	(19,425,272)
Foreign currency	995,706
Forward foreign currency exchange contracts	(17,233,194)
Non-deliverable bond forward contracts	172,615
Net change in unrealized appreciation (depreciation)	$(180,382,241)
Net realized and unrealized loss	$(96,257,187)
Net increase in net assets from operations	$232,057,574
55
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$328,314,761	$428,473,218
Net realized gain (loss)	84,125,054	(73,208,832)
Net change in unrealized appreciation (depreciation)	(180,382,241)	325,942,333
Net increase in net assets from operations	$232,057,574	$681,206,719
Capital transactions:
Contributions	$4,126,587,245	$4,293,087,455
Withdrawals	(385,364,628)	(416,866,718)
Net increase in net assets from capital transactions	$3,741,222,617	$3,876,220,737
Net increase in net assets	$3,973,280,191	$4,557,427,456
Net Assets
At beginning of period	$9,466,055,294	$4,908,627,838
At end of period	$13,439,335,485	$9,466,055,294
56
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	0.59%(3)	0.94%	0.94%	0.66%	0.67%	0.70%
Net expenses(2)	0.58%(3)(4)	0.94%(4)	0.94%(4)	0.64%(4)	0.66%(4)	0.70%
Net investment income	5.84%(3)	6.35%	5.78%	5.82%	4.04%	4.22%
Portfolio Turnover(5)	294%(6)	306%	280%	526%	400%	218%
Total Return	2.38%(6)	10.44%	11.62%	2.94%	(2.97)%	3.53%
Net assets, end of period (000’s omitted)	$13,439,335	$9,466,055	$4,908,628	$2,993,463	$2,183,251	$1,881,061
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02%, 0.37%, 0.36%, 0.01%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.005%, less than 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.
57
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Strategic Income Fund held an interest of of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2026 were $22,554,644 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
58

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of
59

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts —Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
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Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
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2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $28,550,523 or 0.51% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $656,244 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$3,046,069,392	$1,627,885,918
U.S. Government and Agency Securities	37,120,429,031	34,741,590,547
	$40,166,498,423	$36,369,476,465
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, TBA sale commitments and the Portfolio's investment in the Subsidiary at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$16,485,011,007
Gross unrealized appreciation	$370,934,566
Gross unrealized depreciation	(332,209,845)
Net unrealized appreciation	$38,724,721
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26	2,014	$20,140,000	$ 19,336,474
Total Convertible Preferred Stocks			$20,140,000	$19,336,474
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Participating Units	1/2/18	10,000	$ 6,658,283	$ 37,489,493
Mt. Logan Re Ltd., Series 17, Participating Units	1/26/21	860	572,931	3,181,743
Mt. Logan Re Ltd., Series 19, Participating Units	2/6/24	7,464	7,463,900	16,824,722
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	47,855,000
Total Insurance Linked Securities			$48,695,114	$105,350,958
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,224,000	$ 8,104,000	$ 8,078,049
Total Preferred Stocks			$8,104,000	$8,078,049
Total Restricted Securities			$76,939,114	$132,765,481
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Consolidated Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into total return swaps to enhance total return.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $14,023,868. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $100,026,969 at April 30, 2026.
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$535,748	$ —	$535,748
Not applicable	173,262(1)	—	809,885(1)	21,042,073(1)	22,025,220
Receivable for open forward foreign currency exchange contracts	—	—	1,538,633	—	1,538,633
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	244,609	2,470,477	—	4,257,219	6,972,305
Total Asset Derivatives	$417,871	$2,470,477	$2,884,266	$25,299,292	$31,071,906
Derivatives not subject to master netting or similar agreements	$173,262	$ —	$809,885	$21,042,073	$22,025,220
Total Asset Derivatives subject to master netting or similar agreements	$244,609	$2,470,477	$2,074,381	$4,257,219	$9,046,686
Not applicable	$(84,027,972)(1)	$ —	$(19,028,452)(1)	$(73,481,769)(1)	$(176,538,193)
Payable for open forward foreign currency exchange contracts	—	—	(13,669,233)	—	(13,669,233)
Payable for open swap contracts	(354,635)	—	—	—	(354,635)
Total Liability Derivatives	$(84,382,607)	$ —	$(32,697,685)	$(73,481,769)	$(190,562,061)
Derivatives not subject to master netting or similar agreements	$(84,027,972)	$ —	$(19,028,452)	$(73,481,769)	$(176,538,193)
Total Liability Derivatives subject to master netting or similar agreements	$(354,635)	$ —	$(13,669,233)	$ —	$(14,023,868)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$4,525,896	$(1,412,751)	$(3,113,145)	$ —	$ —	$ —
Barclays Bank PLC	938,151	(938,151)	—	—	—	—
BNP Paribas	30,792	(30,792)	—	—	—	—
Citibank, N.A.	184,084	(7,076)	(151,418)	—	25,590	—
Deutsche Bank AG	62,914	—	—	(62,914)	—	210,000
Goldman Sachs International	508,661	(138,063)	(370,598)	—	—	—
JPMorgan Chase Bank, N.A.	1,120,995	(23,610)	(1,097,385)	—	—	—
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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Standard Chartered Bank	$34,211	$(34,211)	$ —	$ —	$ —	$ —
State Street Bank and Trust Company	7,308	(7,308)	—	—	—	—
UBS AG	1,633,674	—	(827,394)	—	806,280	—
	$9,046,686	$(2,591,962)	$(5,559,940)	$(62,914)	$831,870	$210,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(1,412,751)	$1,412,751	$ —	$ —	$ —	$ —
Barclays Bank PLC	(4,016,507)	938,151	—	—	(3,078,356)	—
BNP Paribas	(6,774,705)	30,792	6,743,913	—	—	—
Citibank, N.A.	(7,076)	7,076	—	—	—	—
Credit Agricole Corporate and Investment Bank	(180,658)	—	130,464	—	(50,194)	—
Goldman Sachs Bank USA	(354,635)	—	354,635	—	—	—
Goldman Sachs International	(138,063)	138,063	—	—	—	—
HSBC Bank USA, N.A.	(18,265)	—	—	—	(18,265)	—
JPMorgan Chase Bank, N.A.	(23,610)	23,610	—	—	—	—
Standard Chartered Bank	(83,781)	34,211	49,570	—	—	—
State Street Bank and Trust Company	(1,013,817)	7,308	1,006,509	—	—	—
	$(14,023,868)	$2,591,962	$8,285,091	$—	$(3,146,815)	$—
Total — Deposits for derivatives collateral — OTC derivatives						$210,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2026 is included at Note 8.
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$ —	$ —	$(793,702)	$(793,702)
Futures contracts	—	—	—	11,187,557	11,187,557
Swap contracts	4,884,489	—	961,295	14,505,210	20,350,994
Forward foreign currency exchange contracts	—	—	(49,580,925)	—	(49,580,925)
Non-deliverable bond forward contracts	—	—	—	(1,304,099)	(1,304,099)
Total	$4,884,489	$ —	$(48,619,630)	$23,594,966	$(20,140,175)
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$ —	$(3,035,755)	$(104,080)	$(3,139,835)
Futures contracts	—	—	—	(53,202,674)	(53,202,674)
Swap contracts	(7,340,471)	3,097,604	—	(15,182,405)	(19,425,272)
Forward foreign currency exchange contracts	—	—	(17,233,194)	—	(17,233,194)
Non-deliverable bond forward contracts	—	—	—	172,615	172,615
Total	$(7,340,471)	$3,097,604	$(20,268,949)	$(68,316,544)	$(92,828,360)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$3,171,559,000	$312,388,000	$2,395,634,000	$19,119,000	$428,571,000
Purchased Put Options	Swap Contracts
$159,737,000	$3,481,994,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
There were no open reverse repurchase agreements outstanding as of April 30, 2026. For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $31,850,000 and 4.09%, respectively.
9  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,828,547,193, which represents 13.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$279,205,233	$5,383,666,943	$(3,834,324,983)	$ —	$ —	$1,828,547,193	$16,796,033	1,828,547,193
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 941,634,325	$ —	$ 941,634,325
Closed-End Funds	7,630,467	—	—	7,630,467
Collateralized Mortgage Obligations	—	5,405,651,031	—	5,405,651,031
Commercial Mortgage-Backed Securities	—	935,245,664	—	935,245,664
Common Stocks	20,746,171	86,306,757*	—	107,052,928
Convertible Bonds	—	318,252,317	—	318,252,317
Convertible Preferred Stocks	8,083,895	—	19,336,474	27,420,369
Corporate Bonds	—	688,730,254	—	688,730,254
Foreign Corporate Bonds	—	748,303,145	0	748,303,145
Government National Mortgage Association Participation Agreements	—	200,044,387	—	200,044,387
Insurance Linked Securities	—	—	480,902,943	480,902,943
Loan Participation Notes	—	—	154,648	154,648
Preferred Stocks	10,101,500	10,240,209	—	20,341,709
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	121,525,343	16,689,073	138,214,416
Sovereign Government Bonds	—	1,089,569,471	—	1,089,569,471
U.S. Government Agency Commercial Mortgage-Backed Securities	—	12,063,201	—	12,063,201
69

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$4,171,687,607	$ —	$4,171,687,607
U.S. Government Guaranteed Small Business Administration Loans	—	5,375,782	—	5,375,782
Short-Term Investments:
Affiliated Fund	1,828,547,193	—	—	1,828,547,193
U.S. Treasury Obligations	—	115,477,656	—	115,477,656
Purchased Currency Options	—	535,748	—	535,748
Total Investments	$1,875,109,226	$14,850,642,897	$517,083,138	$17,242,835,261
Forward Foreign Currency Exchange Contracts	$ —	$ 2,348,518	$ —	$ 2,348,518
Futures Contracts	15,482,504	—	—	15,482,504
Swap Contracts	—	12,705,136	—	12,705,136
Total	$1,890,591,730	$14,865,696,551	$517,083,138	$17,273,371,419
Liability Description
TBA Sale Commitments	$ —	$ (637,316,122)	$ —	$ (637,316,122)
Forward Foreign Currency Exchange Contracts	—	(32,697,685)	—	(32,697,685)
Futures Contracts	(59,943,254)	—	—	(59,943,254)
Swap Contracts	—	(97,921,122)	—	(97,921,122)
Total	$ (59,943,254)	$ (767,934,929)	$ —	$ (827,878,183)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Convertible Preferred Stocks	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Senior Floating-Rate Loans	Total
Balance as of October 31, 2025	$ —	$0	$201,424,147	$153,735	$—	$201,577,882
Realized gains (losses)	—	—	115,452	—	1,836	117,288
Change in net unrealized appreciation (depreciation)	(803,526)	—	22,531,209	(473)	75,489	21,802,699
Cost of purchases	20,140,000	22,372	330,695,755	—	16,630,910	367,489,037
Proceeds from sales, including return of capital	—	(22,372)	(73,863,620)	—	(51,105)	(73,937,097)
Accrued discount (premium)	—	—	—	1,386	31,943	33,329
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—
Balance as of April 30, 2026	$19,336,474	$0	$480,902,943	$154,648	$16,689,073	$517,083,138
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2026	$(803,526)	$(22,372)	$24,927,106	$(473)	$75,489	$24,176,224
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2026:
Type of Investment	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Convertible Preferred Stocks	$19,336,474	Discounted Cash Flow Model with Embedded Option Valuation	Liquidity Discount Percentage	20%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	154,648	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.89%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
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ETSIX-NCSR    4.30.26

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 9.2%
Security	Shares	Value
Eaton Vance Global Equity Income Fund, Class I(1)	3,978,228	$ 81,871,926
Affiliated Investment Funds (identified cost $69,229,963)		$ 81,871,926

Investments in Affiliated Portfolios — 86.7%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $46,468,966)	$304,863,075
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $54,308,980)	142,593,005
Tax-Managed Small-Cap Portfolio (identified cost, $66,921,244)	72,583,863
Tax-Managed Value Portfolio (identified cost, $138,865,852)	254,623,163
Total Investments in Affiliated Portfolios (identified cost $306,565,042)	$774,663,106

Debt Obligations — 3.7%(2)
Security	Principal Amount (000's omitted)	Value
Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(3)(4)	$600	$ 660,917
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(3)(4)(5)	600	638,493
8.375% to 5/20/31(3)(4)(5)	200	211,728
Banco Santander SA, 9.625% to 5/21/33(3)(4)	800	952,445
Bank of America Corp.:
6.625% to 5/1/30(3)(4)	500	516,017
Series TT, 6.125% to 4/27/27(3)(4)	425	428,183
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	964	1,015,531
Barclays PLC, 8.00% to 3/15/29(3)(4)	726	764,135
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	203	187,093
7.75% to 8/16/29(3)(4)(5)	505	531,177
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	970	995,916
Citigroup, Inc.:
6.625% to 2/15/31(3)(4)	340	344,368
6.875% to 8/15/30(3)(4)	566	575,029
6.95% to 2/15/30(3)(4)	440	448,073
Deutsche Bank AG, 8.13% to 4/30/30(3)(4)(6)	400	424,899
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	429	447,550
Security	Principal Amount (000's omitted)	Value
Banks (continued)
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	$675	$ 629,836
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	400,953
ING Groep NV, 7.25% to 11/16/34(3)(4)(6)	675	709,948
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	559	558,355
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	966,904
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	183,972
8.125% to 11/10/33(3)(4)	460	508,088
Nordea Bank Abp, 6.75% to 11/10/33(3)(4)(5)	850	868,688
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	800,644
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(4)	300	295,878
7.50% to 5/2/29, 5/2/84(4)	820	852,490
Societe Generale SA, 5.375% to 11/18/30(3)(4)(5)	1,034	996,332
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	230	238,500
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	335	339,272
Svenska Handelsbanken AB, 4.75% to 3/1/31(3)(4)(6)	600	571,709
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	600	638,223
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	975	1,014,795
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	134	134,958
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	385,312
6.85% to 9/10/29(3)(4)(5)	675	690,692
Wells Fargo & Co., 6.85%(3)(4)	850	884,746
		$ 21,811,849
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$1,270	$ 1,184,494
		$ 1,184,494
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$437	$ 453,064
		$ 453,064
Diversified Financial Services — 0.3%
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	$914	$ 905,856
Goldman Sachs Group, Inc.:
3.80% to 5/10/26(3)(4)	325	324,999
Series V, 4.125% to 11/10/26(3)(4)	768	760,737
Series W, 7.50% to 2/10/29(3)(4)	230	241,939

1

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Nomura Holdings, Inc., 7.00% to 7/15/30(3)(4)	$300	$ 309,906
		$ 2,543,437
Electric Utilities — 0.2%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 578,266
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	450,487
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	572,934
		$ 1,601,687
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$720	$ 718,568
		$ 718,568
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(3)(5)	$824	$ 821,520
		$ 821,520
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$678	$ 669,927
		$ 669,927
Insurance — 0.2%
Corebridge Financial, Inc., 6.875%(3)(4)	$525	$ 540,306
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	1,176	1,163,302
Lincoln National Corp., Series C, 9.25% to 12/1/27(3)(4)	180	190,709
		$ 1,894,317
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 640,415
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	363,304
		$ 1,003,719
Total Debt Obligations (identified cost $32,039,301)		$ 32,702,582

Exchange-Traded Funds — 0.0%†
Security	Shares	Value
Equity Funds — 0.0%†
iShares Preferred & Income Securities ETF	10,500	$ 330,225
Total Exchange-Traded Funds (identified cost $321,825)		$ 330,225

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.1%
Citigroup, Inc., Series II, 6.25%(7)	10,000	$ 253,500
Citizens Financial Group, Inc., Series H, 7.375%	5,587	144,983
Fifth Third Bancorp, 6.875%(4)	13,155	339,530
		$ 738,013
Electric Utilities — 0.0%†
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 265,547
7.25%	4,870	121,214
		$ 386,761
Insurance — 0.2%
American National Group, Inc., 7.375%	16,300	$ 404,077
Aspen Insurance Holdings Ltd., 7.00%	22,000	543,620
Athene Holding Ltd., Series A, 6.35%(4)	30,000	730,500
		$ 1,678,197
Total Preferred Stocks (identified cost $2,978,953)		$ 2,802,971

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(8)	504,067	$ 504,067
Total Short-Term Investments (identified cost $504,067)		$ 504,067
Total Investments — 100.0% (identified cost $411,639,151)		$892,874,877
Other Assets, Less Liabilities — (0.0)%†		$ (5,239)
Net Assets — 100.0%		$892,869,638

2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 9).
(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $7,853,257 or 0.9% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $2,344,779 or 0.3% of the Fund's net assets.
(7)	Non-income producing security.
(8)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.
3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $35,340,079)	$35,835,777
Affiliated investments, at value (identified cost $376,299,072)	857,039,100
Foreign currency, at value (identified cost $5,815)	5,835
Interest receivable	412,319
Dividends receivable from affiliated investments	830
Receivable for Fund shares sold	113,229
Tax reclaims receivable	109,620
Receivable from affiliates	51,740
Total assets	$893,568,450
Liabilities
Payable for Fund shares redeemed	$159,786
Payable to affiliates:
Investment adviser fee	132,704
Administration fee	105,972
Distribution and service fees	151,901
Sub-transfer agency fee	33,488
Payable for transfer and dividend disbursing agent fees	52,363
Payable for legal and accounting services	46,159
Accrued expenses	16,439
Total liabilities	$698,812
Net Assets	$892,869,638
Sources of Net Assets
Paid-in capital	$216,205,337
Distributable earnings	676,664,301
Net Assets	$892,869,638
Class A Shares
Net Assets	$565,995,554
Shares Outstanding	13,903,976
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$40.71
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$42.97
Class C Shares
Net Assets	$50,376,778
Shares Outstanding	1,367,727
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$36.83
Class I Shares
Net Assets	$276,497,306
Shares Outstanding	6,800,704
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$40.66
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $244)	$119,176
Dividend income from affiliated investments	1,557,482
Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $19,080)	4,139,980
Interest income	923,189
Securities lending income allocated from affiliated Portfolios, net	1,629
Expenses allocated from affiliated Portfolios	(2,168,076)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	3,690
Total investment income	$4,577,070
Expenses
Investment adviser fee	$764,202
Administration fee	638,646
Distribution and service fees:
Class A	676,741
Class C	238,668
Trustees’ fees and expenses	207
Custodian fee	26,390
Transfer and dividend disbursing agent fees	215,371
Legal and accounting services	29,890
Printing and postage	13,963
Registration fees	28,704
Miscellaneous	7,451
Total expenses	$2,640,233
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$296,881
Total expense reductions	$296,881
Net expenses	$2,343,352
Net investment income	$2,233,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$224,080
Foreign currency transactions	23
Net realized gain (loss) allocated from affiliated Portfolios:
Investment transactions	24,870,298
Foreign currency transactions	(423)
Net realized gain	$25,093,978
Change in unrealized appreciation (depreciation):
Investments	$(330,565)
Investments - affiliated investments	5,050,131
Foreign currency	2,641
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:
Investments	20,931,948
Foreign currency	2,346
Net change in unrealized appreciation (depreciation)	$25,656,501
Net realized and unrealized gain	$50,750,479
Net increase in net assets from operations	$52,984,197
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,233,718	$3,403,639
Net realized gain	25,093,978	54,016,042
Net change in unrealized appreciation (depreciation)	25,656,501	41,611,370
Net increase in net assets from operations	$52,984,197	$99,031,051
Distributions to shareholders:
Class A	$(22,621,036)	$(4,156,926)
Class C	(1,973,354)	(311,595)
Class I	(11,657,086)	(2,246,457)
Total distributions to shareholders	$(36,251,476)	$(6,714,978)
Transactions in shares of beneficial interest:
Class A	$7,873,935	$(29,655,115)
Class C	1,676,145	2,723,443
Class I	6,842,998	26,811,031
Net increase (decrease) in net assets from Fund share transactions	$16,393,078	$(120,641)
Net increase in net assets	$33,125,799	$92,195,432
Net Assets
At beginning of period	$859,743,839	$767,548,407
At end of period	$892,869,638	$859,743,839
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$39.94	$35.65	$27.00	$25.67	$31.71	$23.07
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.15	$0.12	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss)	2.33	4.43	8.69	1.35	(5.38)	8.69
Total income (loss) from operations	$2.43	$4.58	$8.81	$1.53	$(5.23)	$8.79
Less Distributions
From net investment income	$(0.17)	$(0.04)	$(0.16)	$(0.14)	$(0.10)	$(0.15)
From net realized gain	(1.49)	(0.25)	—	(0.06)	(0.71)	—
Total distributions	$(1.66)	$(0.29)	$(0.16)	$(0.20)	$(0.81)	$(0.15)
Net asset value — End of period	$40.71	$39.94	$35.65	$27.00	$25.67	$31.71
Total Return(2)	6.27%(3)	12.93%	32.73%	6.01%	(16.91)%	38.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$565,996	$547,253	$517,186	$406,567	$405,236	$513,507
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.16%(6)	1.19%	1.19%	1.22%	1.25%	1.26%
Net expenses	1.09%(6)(7)	1.14%(7)	1.19%(7)	1.22%(7)	1.25%(7)	1.26%
Net investment income	0.49%(6)	0.40%	0.37%	0.66%	0.56%	0.35%
Portfolio Turnover of the Fund(8)	2%(3)	10%	4%	4%	5%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.07% of average daily net assets for the six months ended April 30, 2026, 0.05% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$36.26	$32.60	$24.74	$23.57	$29.23	$21.31
Income (Loss) From Operations
Net investment loss(1)	$(0.05)	$(0.12)	$(0.11)	$(0.02)	$(0.05)	$(0.10)
Net realized and unrealized gain (loss)	2.11	4.03	7.97	1.25	(4.96)	8.02
Total income (loss) from operations	$2.06	$3.91	$7.86	$1.23	$(5.01)	$7.92
Less Distributions
From net realized gain	$(1.49)	$(0.25)	$—	$(0.06)	$(0.65)	$—
Total distributions	$(1.49)	$(0.25)	$—	$(0.06)	$(0.65)	$—
Net asset value — End of period	$36.83	$36.26	$32.60	$24.74	$23.57	$29.23
Total Return(2)	5.86%(3)	12.11%	31.73%	5.22%	(17.53)%	37.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,377	$47,902	$40,364	$32,698	$34,490	$43,788
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.91%(6)	1.94%	1.94%	1.97%	2.00%	2.01%
Net expenses	1.84%(6)(7)	1.89%(7)	1.94%(7)	1.97%(7)	2.00%(7)	2.01%
Net investment loss	(0.26)%(6)	(0.36)%	(0.38)%	(0.09)%	(0.19)%	(0.38)%
Portfolio Turnover of the Fund(8)	2%(3)	10%	4%	4%	5%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.07% of average daily net assets for the six months ended April 30, 2026, 0.05% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$39.94	$35.65	$26.99	$25.67	$31.70	$23.06
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.24	$0.20	$0.25	$0.23	$0.17
Net realized and unrealized gain (loss)	2.33	4.43	8.69	1.34	(5.37)	8.68
Total income (loss) from operations	$2.47	$4.67	$8.89	$1.59	$(5.14)	$8.85
Less Distributions
From net investment income	$(0.26)	$(0.13)	$(0.23)	$(0.21)	$(0.18)	$(0.21)
From net realized gain	(1.49)	(0.25)	—	(0.06)	(0.71)	—
Total distributions	$(1.75)	$(0.38)	$(0.23)	$(0.27)	$(0.89)	$(0.21)
Net asset value — End of period	$40.66	$39.94	$35.65	$26.99	$25.67	$31.70
Total Return(2)	6.40%(3)	13.20%	33.09%	6.26%	(16.68)%	38.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$276,497	$264,589	$209,999	$141,901	$125,810	$149,762
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.91%(6)	0.94%	0.94%	0.97%	1.00%	1.01%
Net expenses	0.84%(6)(7)	0.89%(7)	0.94%(7)	0.97%(7)	1.00%(7)	1.01%
Net investment income	0.74%(6)	0.64%	0.61%	0.90%	0.81%	0.60%
Portfolio Turnover of the Fund(8)	2%(3)	10%	4%	4%	5%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.07% of average daily net assets for the six months ended April 30, 2026, 0.05% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities, affiliated investment Funds and in interests in four tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2026 were as follows: Tax-Managed Growth Portfolio (4.4%), Tax-Managed Value Portfolio (21.7%), Tax-Managed Multi-Cap Growth Portfolio (47.5%) and Tax-Managed Small-Cap Portfolio (39.6%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The valuation policies common to the Portfolios are as follows:
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolios' investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as
10

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
B  Income—The Fund's net investment income or loss includes the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$242,521,460
Gross unrealized appreciation	$650,758,953
Gross unrealized depreciation	(405,536)
Net unrealized appreciation	$650,353,417
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.600%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2.5 billion	0.550%
$2.5 billion and over	0.525%
The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios.
The Fund and the Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Fund and the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Fund and the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $296,881 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $3,690 relating to the Portfolios’ investments in the Liquidity Fund.
For the six months ended April 30, 2026, the Fund’s investment adviser fee totaled $2,768,785, of which $2,004,583 was allocated from the Portfolios and $764,202 was paid or accrued directly by the Fund. For the six months ended April 30, 2026, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.66% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $638,646.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $52,292 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,898 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
12

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $676,741 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $179,001 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $59,667 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $1,198 and $1,505 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$ —	$29,006,471
7  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $13,070,853 and $3,857,142, respectively, for the six months ended April 30, 2026.
13

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	321,281	$12,568,620	455,640	$16,691,661
Issued to shareholders electing to receive payments of distributions in Fund shares	535,884	20,851,249	106,197	3,826,278
Redemptions	(653,457)	(25,545,934)	(1,369,247)	(50,173,054)
Net increase (decrease)	203,708	$ 7,873,935	(807,410)	$(29,655,115)
Class C
Sales	131,123	$ 4,689,705	318,705	$10,632,229
Issued to shareholders electing to receive payments of distributions in Fund shares	55,624	1,962,994	9,423	310,106
Redemptions	(139,931)	(4,976,554)	(245,542)	(8,218,892)
Net increase	46,816	$ 1,676,145	82,586	$ 2,723,443
Class I
Sales	304,218	$11,918,722	1,310,928	$47,876,393
Issued to shareholders electing to receive payments of distributions in Fund shares	292,099	11,342,193	60,561	2,177,179
Redemptions	(419,623)	(16,417,917)	(638,696)	(23,242,541)
Net increase	176,694	$ 6,842,998	732,793	$26,811,031
9  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated was $82,375,993, which represents 9.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class l	$70,983,704	$5,838,091	$ —	$ —	$5,050,131	$81,871,926	$1,547,977	3,978,228
Short-Term Investments
Liquidity Fund	709,420	4,541,191	(4,746,544)	—	—	504,067	9,505	504,067
Total				$ —	$5,050,131	$82,375,993	$1,557,482
14

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 81,871,926	$ —	$ —	$ 81,871,926
Investments in Affiliated Portfolios	774,663,106	—	—	774,663,106
Debt Obligations	—	32,702,582	—	32,702,582
Exchange-Traded Funds	330,225	—	—	330,225
Preferred Stocks	2,802,971	—	—	2,802,971
Short-Term Investments	504,067	—	—	504,067
Total Investments	$860,172,295	$32,702,582	$—	$892,874,877
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EAEAX-NCSR    4.30.26

Eaton Vance
Global Income Builder Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Global Income Builder Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 63.4%
Security	Shares	Value
Aerospace & Defense — 1.5%
BAE Systems PLC	88,937	$ 2,473,653
Leonardo SpA	12,207	762,275
Safran SA	3,988	1,280,597
		$ 4,516,525
Automobile Components — 0.8%
Continental AG(1)	30,964	$ 2,342,830
		$ 2,342,830
Automobiles — 2.4%
Bayerische Motoren Werke AG	15,625	$ 1,429,893
Mercedes-Benz Group AG	32,238	1,879,156
Renault SA	94,259	3,311,244
Tesla, Inc.(1)	1,938	739,599
		$ 7,359,892
Banks — 8.0%
Banco Bilbao Vizcaya Argentaria SA	29,958	$ 661,544
Banco BPM SpA	63,028	918,383
Banco Santander SA	169,755	2,071,404
Barclays PLC	357,169	2,099,407
BNP Paribas SA	18,216	1,913,071
Citigroup, Inc.	11,756	1,504,533
Danske Bank AS	11,219	576,752
DNB Bank ASA	103,650	3,138,868
Grupo Financiero Banorte SAB de CV, Class O	89,821	978,860
HDFC Bank Ltd. ADR	42,712	1,085,312
KBC Group NV	7,668	1,020,595
NatWest Group PLC	129,578	1,033,497
Nordea Bank Abp	24,515	461,002
Skandinaviska Enskilda Banken AB, Class A	22,364	442,632
Societe Generale SA	45,820	3,688,511
Svenska Handelsbanken AB, Class A	54,230	770,605
Swedbank AB, Class A	15,058	532,289
Toronto-Dominion Bank	4,661	502,112
Truist Financial Corp.	17,189	885,233
		$ 24,284,610
Beverages — 0.0%†
Diageo PLC	443	$ 8,957
Pernod Ricard SA	157	11,672
		$ 20,629
Security	Shares	Value
Biotechnology — 0.0%†
CSL Ltd.	180	$ 16,247
		$ 16,247
Broadline Retail — 1.1%
Amazon.com, Inc.(1)	12,873	$ 3,412,117
		$ 3,412,117
Building Products — 0.3%
Trane Technologies PLC	2,025	$ 997,393
		$ 997,393
Capital Markets — 0.7%
Charles Schwab Corp.	9,758	$ 894,223
State Street Corp.	7,139	1,091,125
		$ 1,985,348
Chemicals — 0.0%†
Sika AG	227	$ 41,874
		$ 41,874
Construction & Engineering — 0.7%
Bouygues SA	28,206	$ 1,668,096
Skanska AB, Class B	21,107	570,043
		$ 2,238,139
Consumer Finance — 0.3%
Capital One Financial Corp.	4,576	$ 875,389
		$ 875,389
Consumer Staples Distribution & Retail — 0.6%
U.S. Foods Holding Corp.(1)	19,093	$ 1,785,005
		$ 1,785,005
Electric Utilities — 1.7%
Iberdrola SA	48,073	$ 1,127,034
NextEra Energy, Inc.	18,508	1,811,563
SSE PLC	58,704	2,101,859
		$ 5,040,456
Electrical Equipment — 2.3%
AMETEK, Inc.	8,002	$ 1,884,471
Schneider Electric SE	10,195	3,244,138
Signify NV(2)	77,049	1,752,401
		$ 6,881,010

1
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	4,111	$ 562,837
Halma PLC	24,760	1,489,998
Keyence Corp.	3,138	1,439,294
		$ 3,492,129
Energy Equipment & Services — 0.3%
Baker Hughes Co.	14,889	$ 1,037,317
		$ 1,037,317
Entertainment — 0.3%
Walt Disney Co.	7,732	$ 802,195
		$ 802,195
Financial Services — 0.5%
Global Payments, Inc.	480	$ 34,541
Visa, Inc., Class A	4,347	1,433,814
Voya Financial, Inc.	1,856	152,118
		$ 1,620,473
Food Products — 1.0%
Nestle SA	16,313	$ 1,651,523
Orkla ASA	112,458	1,387,058
		$ 3,038,581
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	370	$ 33,592
Boston Scientific Corp.(1)	26,387	1,520,155
Coloplast AS, Class B	156	9,637
Intuitive Surgical, Inc.(1)	2,973	1,360,475
Medline, Inc., Class A(1)	925	41,135
Straumann Holding AG	2,966	321,896
		$ 3,286,890
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	31,520	$ 509,678
		$ 509,678
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA	4,423	$ 255,217
Aramark	24,847	1,135,259
Compass Group PLC	49,110	1,387,702
InterContinental Hotels Group PLC	7,557	1,080,508
Marriott International, Inc., Class A	3,382	1,223,236
		$ 5,081,922
Security	Shares	Value
Household Products — 0.3%
Reckitt Benckiser Group PLC	13,351	$ 849,505
		$ 849,505
Industrial Conglomerates — 0.5%
Siemens AG	5,552	$ 1,649,838
		$ 1,649,838
Insurance — 4.5%
AIA Group Ltd.	82,462	$ 905,331
Allianz SE	1,708	780,099
Allstate Corp.	2,834	615,715
American International Group, Inc.	10,733	802,828
Assurant, Inc.	2,913	688,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,328	2,588,887
Prudential PLC	66,746	1,005,831
RenaissanceRe Holdings Ltd.	3,251	997,960
SCOR SE	35,782	1,335,126
Swiss Re AG	16,203	2,610,120
Zurich Insurance Group AG	2,129	1,484,381
		$ 13,814,533
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C(3)	33,533	$ 12,807,594
		$ 12,807,594
Life Sciences Tools & Services — 0.2%
Danaher Corp.	2,545	$ 455,428
		$ 455,428
Machinery — 2.1%
IDEX Corp.	8,114	$ 1,767,635
Ingersoll Rand, Inc.	20,021	1,598,877
Parker-Hannifin Corp.	1,617	1,470,532
Volvo AB, Class B	40,054	1,396,152
		$ 6,233,196
Metals & Mining — 0.7%
Anglo American PLC	19,387	$ 959,364
Rio Tinto Ltd.	8,349	1,022,665
		$ 1,982,029
Multi-Utilities — 0.1%
CMS Energy Corp.	5,161	$ 396,055
		$ 396,055

2
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips	3,328	$ 418,596
EOG Resources, Inc.	26,007	3,655,804
EQT Corp.	6,898	414,432
Exxon Mobil Corp.	12,517	1,931,748
Occidental Petroleum Corp.	6,939	420,365
		$ 6,840,945
Personal Care Products — 0.3%
L'Oreal Prime De Fidelite(1)	1,969	$ 848,027
L'Oreal SA	491	211,468
		$ 1,059,495
Pharmaceuticals — 4.4%
AstraZeneca PLC	14,443	$ 2,740,158
Eli Lilly & Co.(3)	7,594	7,097,352
Keenova Therapeutics PLC(1)	61	5,477
Novo Nordisk AS, Class B	24,537	1,043,704
Par Health, Inc.(1)	61	246
Sanofi SA	17,248	1,614,007
Zoetis, Inc.	7,126	819,276
		$ 13,320,220
Professional Services — 0.7%
Intertek Group PLC	4,733	$ 304,891
Recruit Holdings Co. Ltd.	19,628	909,266
RELX PLC	10,140	369,769
Verisk Analytics, Inc.	2,529	466,575
		$ 2,050,501
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	7,650	$ 484,169
Invitation Homes, Inc.	2,290	65,883
		$ 550,052
Semiconductors & Semiconductor Equipment — 11.1%
ASML Holding NV	4,227	$ 6,110,321
Broadcom, Inc.	6,162	2,572,204
Infineon Technologies AG	23,000	1,546,871
Microchip Technology, Inc.	19,796	1,839,246
Micron Technology, Inc.(3)	16,377	8,469,529
NVIDIA Corp.	30,205	6,028,012
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,425	4,921,046
Tokyo Electron Ltd.	7,567	2,229,863
		$ 33,717,092
Security	Shares	Value
Software — 2.8%
Autodesk, Inc.(1)	3,437	$ 814,569
Intuit, Inc.	1,781	691,918
Microsoft Corp.	17,370	7,083,139
		$ 8,589,626
Specialty Retail — 0.4%
TJX Cos., Inc.	7,033	$ 1,102,423
		$ 1,102,423
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	16,115	$ 4,372,805
		$ 4,372,805
Textiles, Apparel & Luxury Goods — 0.6%
Cie Financiere Richemont SA, Class A	4,187	$ 803,558
LVMH Moet Hennessy Louis Vuitton SE	2,099	1,121,305
		$ 1,924,863
Trading Companies & Distributors — 0.1%
IMCD NV(1)	3,077	$ 361,808
		$ 361,808
Total Common Stocks (identified cost $103,844,160)		$192,744,657

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Construction & Engineering — 0.1%
Cellnex Telecom SA, 2.125%, 8/11/30(4)	EUR	200	$ 248,546
			$ 248,546
Internet — 0.1%
Delivery Hero SE, 3.25%, 2/21/30(4)	EUR	400	$ 450,738
			$ 450,738
Real Estate Investment Trusts (REITs) — 0.0%†
Pebblebrook Hotel Trust, 1.75%, 12/15/26		105	$ 103,450
			$ 103,450

3
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology Hardware, Storage & Peripherals — 0.1%
Zscaler, Inc., 0.00%, 7/15/28(2)	190	$ 172,805
		$ 172,805
Total Convertible Bonds (identified cost $966,136)		$ 975,539

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Trading Companies & Distributors — 0.1%
QXO, Inc., 4.75%(1)(5)(6)	33	$ 316,834
Total Convertible Preferred Stocks (identified cost $330,000)		$ 316,834

Corporate Bonds — 30.5%
Security	Principal Amount* (000's omitted)		Value
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(2)		90	$ 94,058
7.25%, 7/1/31(2)		158	166,443
8.75%, 11/15/30(2)		135	143,500
Czechoslovak Group AS, 5.25%, 1/10/31(2)	EUR	290	351,455
Moog, Inc., 5.50%, 10/15/34(2)		95	95,322
TransDigm, Inc.:
4.625%, 1/15/29		185	182,698
6.25%, 1/31/34(2)		45	46,046
6.375%, 3/1/29(2)		80	81,696
6.625%, 3/1/32(2)		185	190,355
6.75%, 8/15/28(2)		137	139,022
			$ 1,490,595
Auto Parts & Equipment — 0.6%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(4)	EUR	120	$ 141,372
6.75%, 9/15/32(2)		185	189,351
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(2)		150	144,232
Ford Motor Credit Co. LLC, 5.303%, 9/6/29		230	229,399
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(4)(7)	EUR	100	119,333
Security	Principal Amount* (000's omitted)		Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH: (continued)
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(2)(7)		200	$ 201,014
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(4)(7)	EUR	155	186,237
JB Poindexter & Co., Inc., 8.75%, 12/15/31(2)		200	207,499
New Flyer Holdings, Inc., 9.25%, 7/1/30(2)		168	181,388
Nissan Motor Co. Ltd., 5.25%, 7/17/29(4)	EUR	190	226,246
Realtruck Group, Inc., 6.25%, 7/31/31(2)		276	103,612
			$ 1,929,683
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(8)(9)		200	$ 220,306
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(2)(8)(9)		200	204,586
Banco Santander SA, 9.625% to 5/21/33(8)(9)		200	238,111
Bank of America Corp., Series TT, 6.125% to 4/27/27(8)(9)		43	43,322
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		200	210,691
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		200	212,212
Barclays PLC, 8.00% to 3/15/29(8)(9)		200	210,505
BNP Paribas SA, 7.75% to 8/16/29(2)(8)(9)		200	210,367
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)		200	205,343
Citigroup, Inc.:
6.625% to 2/15/31(8)(9)		147	148,888
6.95% to 2/15/30(8)(9)		140	142,569
Farm Credit Bank of Texas, 7.75% to 6/15/29(8)(9)		250	260,810
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(8)(9)		125	126,884
ING Groep NV, 7.25% to 11/16/34(4)(8)(9)		200	210,355
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(8)(9)		251	250,711
NatWest Group PLC, 8.125% to 11/10/33(8)(9)		200	220,908
Nordea Bank Abp, 6.75% to 11/10/33(2)(8)(9)		200	204,397
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(8)(9)		100	100,720
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(9)		200	207,924
Societe Generale SA, 5.375% to 11/18/30(2)(8)(9)		200	192,714
State Street Corp., Series J, 6.70% to 9/15/29(8)(9)		80	82,957
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(8)(9)		200	202,550
Swedbank AB, 7.75% to 3/17/30(4)(8)(9)		200	212,741
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		200	208,163

4
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Banks (continued)
Truist Financial Corp., Series Q, 5.10% to 3/1/30(8)(9)		32	$ 32,229
UBS Group AG, 4.375% to 2/10/31(2)(8)(9)		200	183,920
			$ 4,744,883
Building Products — 1.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(2)		197	$ 205,023
Builders FirstSource, Inc.:
4.25%, 2/1/32(2)		249	231,250
5.00%, 3/1/30(2)		90	88,139
CP Atlas Buyer, Inc., 9.75%, 7/15/30(2)		275	255,886
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(4)	EUR	220	267,125
6.625%, 12/15/30(2)		365	374,136
JH North America Holdings, Inc.:
5.875%, 1/31/31(2)		91	91,029
6.125%, 7/31/32(2)		118	118,341
Masterbrand, Inc., 7.00%, 7/15/32(2)		373	371,271
Quikrete Holdings, Inc.:
6.375%, 3/1/32(2)		293	297,808
6.75%, 3/1/33(2)		277	281,065
Standard Industries, Inc.:
3.375%, 1/15/31(2)		90	81,750
4.375%, 7/15/30(2)		275	262,721
4.75%, 1/15/28(2)		17	16,915
			$ 2,942,459
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(8)(9)		245	$ 228,505
			$ 228,505
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(2)		239	$ 238,459
			$ 238,459
Chemicals — 0.9%
Avient Corp.:
6.25%, 11/1/31(2)		100	$ 101,514
7.125%, 8/1/30(2)		284	289,450
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		567	613,371
Cerdia Finanz GmbH, 9.375%, 10/3/31(2)		225	216,563
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(2)	EUR	100	116,502
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(10)	EUR	100	117,604
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Finance PLC:
6.375%, 4/15/29(4)	EUR	100	$ 115,609
7.25%, 3/31/31(4)	EUR	200	228,254
Italmatch Chemicals SpA, 6.25%, 2/5/31(4)	EUR	100	117,020
Olympus Water U.S. Holding Corp., 6.125%, 2/15/33(2)	EUR	425	494,131
Valvoline, Inc., 3.625%, 6/15/31(2)		260	237,012
			$ 2,647,030
Commercial Services & Supplies — 2.0%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(2)	EUR	200	$ 236,012
Allied Universal Holdco LLC, 7.875%, 2/15/31(2)		80	83,971
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(2)		90	92,661
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(2)		200	197,168
4.625%, 6/1/28(2)		200	197,281
4.875%, 6/1/28(4)	GBP	210	279,533
APi Group DE, Inc., 4.75%, 10/15/29(2)		55	54,152
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(4)	EUR	305	354,469
7.375%, 6/15/31(4)	GBP	180	245,702
Block, Inc.:
5.625%, 8/15/30(2)		150	150,236
6.00%, 8/15/33(2)		110	109,876
Champions Financing, Inc., 8.75%, 2/15/29(2)		74	72,057
Currenta Group Holdings SARL, 5.984%, (3 mo. EURIBOR + 4.00%), 5/15/32(2)(10)	EUR	350	414,370
GFL Environmental, Inc., 4.75%, 6/15/29(2)		343	339,186
HealthEquity, Inc., 4.50%, 10/1/29(2)		212	206,036
Herc Holdings, Inc.:
5.75%, 3/15/31(2)		40	40,120
6.00%, 3/15/34(2)		45	44,667
7.00%, 6/15/30(2)		145	150,942
7.25%, 6/15/33(2)		125	130,979
Korn Ferry, 4.625%, 12/15/27(2)		240	238,643
Luna 2 5SARL, 5.50%, 7/1/32(4)	EUR	225	265,461
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(2)		439	437,934
Multiversity SpA, 7.125%, 5/17/31(2)	EUR	125	152,679
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(2)		65	65,792
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)		401	399,317
Reworld Holding Corp., 4.875%, 12/1/29(2)		302	290,201
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 5/15/33(4)	EUR	260	293,463

5
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(2)		160	$ 168,385
Wand NewCo 3, Inc., 7.625%, 1/30/32(2)		410	427,059
Wrangler Holdco Corp., 6.625%, 4/1/32(2)		90	92,917
			$ 6,231,269
Construction & Engineering — 0.3%
Arcosa, Inc., 6.875%, 8/15/32(2)		181	$ 188,137
Egis SA, 5.125%, 5/15/31(4)(11)	EUR	100	117,791
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(4)	EUR	100	104,970
3.625%, 10/13/32(4)	EUR	100	110,789
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(4)	EUR	125	135,066
TopBuild Corp., 4.125%, 2/15/32(2)		201	201,136
			$ 857,889
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(2)		454	$ 453,949
8.875%, 11/15/31(2)		90	94,288
			$ 548,237
Containers & Packaging — 0.1%
Fiber Midco SpA, 10.75% PIK, 6/15/29(2)	EUR	300	$ 260,281
			$ 260,281
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(2)	EUR	220	$ 262,022
			$ 262,022
Distributors — 0.3%
Performance Food Group, Inc., 6.125%, 9/15/32(2)		125	$ 126,865
RB Global Holdings, Inc.:
6.75%, 3/15/28(2)		147	149,177
7.75%, 3/15/31(2)		56	58,214
Windsor Holdings III LLC, 8.50%, 6/15/30(2)		292	305,179
Wolseley Group Finco PLC, 9.75%, 1/31/31(4)	GBP	100	126,056
			$ 765,491
Diversified Financial Services — 1.0%
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(12)		189	$ 1,414
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(8)(9)		250	247,772
Azorra Finance Ltd., 7.25%, 1/15/31(2)		173	177,333
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		97	$ 93,904
CI Financial Corp., 4.10%, 6/15/51		180	120,406
Focus Financial Partners LLC, 6.75%, 9/15/31(2)		283	288,092
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(8)(9)		125	131,488
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(9)		50	53,092
Hightower Holding LLC, 9.125%, 1/31/30(2)		319	332,734
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(2)		210	214,494
Rocket Cos., Inc.:
6.125%, 8/1/30(2)		155	157,379
6.375%, 8/1/33(2)		235	238,160
Sherwood Financing PLC, 7.625%, 12/15/29(4)	EUR	200	233,296
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(2)		230	241,716
United Wholesale Mortgage LLC, 5.50%, 4/15/29(2)		60	57,292
UWM Holdings LLC:
6.25%, 3/15/31(2)		231	214,380
6.625%, 2/1/30(2)		66	63,394
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(2)		77	77,906
			$ 2,944,252
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32(2)		476	$ 487,791
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(9)		75	74,629
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(2)	EUR	305	358,200
6.375%, 2/15/32(2)		150	149,169
Clearway Energy Operating LLC, 3.75%, 2/15/31(2)		124	116,100
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(9)		25	25,030
Duke Energy Corp., 6.45% to 6/1/34, 9/1/54(9)		81	84,666
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(9)		83	83,090
Ingram Micro, Inc., 4.75%, 5/15/29(2)		378	371,745
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(9)		90	91,906
NRG Energy, Inc.:
3.625%, 2/15/31(2)		177	164,502
3.875%, 2/15/32(2)		95	87,951
5.75%, 1/15/34(2)		160	158,911
6.00%, 2/1/33(2)		155	156,285
6.00%, 1/15/36(2)		365	362,681
6.125%, 5/15/36(2)		110	109,632
6.25%, 11/1/34(2)		100	101,228

6
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(2)		152	$ 149,416
Sempra, 4.125% to 1/1/27, 4/1/52(9)		167	164,682
TerraForm Power Operating LLC, 5.00%, 1/31/28(2)		237	234,803
TransAlta Corp., 5.875%, 2/1/34		150	150,013
Vistra Operations Co. LLC:
4.375%, 5/1/29(2)		173	170,060
6.875%, 4/15/32(2)		175	182,766
VoltaGrid LLC, 7.375%, 11/1/30(2)		361	374,858
Xcel Energy, Inc., 5.75% to 9/3/31, 12/3/56(9)		40	39,576
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(2)		90	89,385
7.25%, 1/15/29(2)		145	150,862
7.75%, 4/15/34(2)		135	141,571
8.375%, 1/15/31(2)		140	149,664
8.625%, 3/15/33(2)		141	151,162
			$ 5,132,334
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(2)		150	$ 145,535
WESCO Distribution, Inc., 6.375%, 3/15/33(2)		135	139,542
			$ 285,077
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
5.25%, 4/15/31(2)		45	$ 45,085
6.375%, 3/15/29(2)		102	104,135
6.625%, 3/15/32(2)		102	105,765
7.25%, 6/15/28(2)		153	153,467
			$ 408,452
Entertainment — 1.6%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(2)	EUR	615	$ 702,684
7.25%, 4/30/30(4)	EUR	360	439,794
Betclic Everest Group SAS, 5.125%, 12/10/31(4)	EUR	330	388,371
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(2)		200	196,229
Caesars Entertainment, Inc.:
6.50%, 2/15/32(2)		126	122,545
7.00%, 2/15/30(2)		45	45,712
Churchill Downs, Inc., 5.75%, 4/1/30(2)		98	97,737
Cinemark USA, Inc., 5.25%, 7/15/28(2)		206	205,338
CPUK Finance Ltd., 7.875%, 8/28/29(4)	GBP	365	510,595
Discovery Global Holdings, Inc., 5.05%, 3/15/42		117	83,776
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Flutter Treasury DAC:
5.00%, 4/29/29(4)	EUR	250	$ 298,920
5.875%, 6/4/31(2)		200	199,408
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(4)	EUR	183	209,639
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(2)(7)	EUR	262	323,712
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(4)(7)	EUR	241	297,816
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(2)		290	302,018
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(2)		31	31,550
Voyager Parent LLC, 9.25%, 7/1/32(2)		473	503,271
			$ 4,959,115
Financial Services — 0.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		392	$ 391,220
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(2)		247	234,260
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(2)		259	248,729
4.00%, 10/15/33(2)		30	27,053
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(2)		242	226,848
			$ 1,128,110
Food Products — 0.7%
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(2)		180	$ 178,395
6.375%, 4/15/34(2)		215	219,504
7.625%, 7/1/29(2)		307	317,295
Froneri Lux FinCo SARL:
4.75%, 8/1/32(4)	EUR	230	262,265
6.00%, 8/1/32(2)		200	197,924
Ingles Markets, Inc., 4.00%, 6/15/31(2)		249	235,507
La Doria SpA, 5.525%, (3 mo. EURIBOR + 3.375%), 12/30/30(4)(10)	EUR	260	307,998
Land O' Lakes, Inc., 8.00%(2)(8)		235	234,293
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(2)		150	153,527
			$ 2,106,708
Food Service — 0.1%
TKC Holdings, Inc.:
8.50%, 8/15/30(2)		190	$ 194,608

7
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Service (continued)
TKC Holdings, Inc.: (continued)
12.00%, 2/15/31(2)		45	$ 46,927
			$ 241,535
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.079%, (3 mo. EURIBOR + 3.875%), 1/15/31(4)(10)	EUR	320	$ 379,633
Compass Minerals International, Inc., 8.00%, 7/1/30(2)		201	209,947
LifePoint Health, Inc.:
5.375%, 1/15/29(2)		215	207,492
10.00%, 6/1/32(2)		57	58,411
Medline Borrower LP, 5.25%, 10/1/29(2)		603	600,438
Molina Healthcare, Inc., 3.875%, 11/15/30(2)		261	242,024
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	16,480
5.50%, 11/15/32(2)		110	109,776
6.00%, 11/15/33(2)		55	55,617
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)		283	267,799
			$ 2,147,617
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(2)		99	$ 96,938
7.375%, 3/15/33(2)		99	101,390
AMN Healthcare, Inc., 4.00%, 4/15/29(2)		291	278,348
Surgery Center Holdings, Inc., 7.25%, 4/15/32(2)		241	240,658
			$ 717,334
Healthcare-Services — 0.5%
Fortrea Holdings, Inc., 7.50%, 7/1/30(2)		225	$ 219,215
Global Medical Response, Inc., 7.375%, 10/1/32(2)		197	205,473
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(2)		91	93,668
IQVIA, Inc., 6.25%, 6/1/32(2)		253	257,970
National Mentor Holdings, Inc., 10.50%, 12/15/30(2)		190	198,876
Team Health Holdings, Inc.:
8.375%, 6/30/28(2)		141	141,585
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(2)		345	362,482
TEAM Services Holding, Inc., 9.00%, 2/15/33(2)		115	115,122
			$ 1,594,391
Home Builders — 0.2%
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(2)		80	$ 80,741
Security	Principal Amount* (000's omitted)		Value
Home Builders (continued)
K Hovnanian Enterprises, Inc.: (continued)
8.375%, 10/1/33(2)		110	$ 110,615
Risewell Homes, Inc.:
8.50%, 11/1/30(2)		182	186,181
9.25%, 10/1/29(2)		223	231,664
			$ 609,201
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(2)		307	$ 301,457
4.375%, 1/15/28(2)		182	179,816
Essendi SA:
5.50%, 11/15/31(4)	EUR	100	117,518
5.625%, 5/15/32(2)	EUR	120	140,600
6.375%, 10/15/29(4)	EUR	325	392,516
Eutelsat SA, 1.50%, 10/13/28(4)	EUR	200	224,161
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(2)		260	264,173
Lithia Motors, Inc., 4.625%, 12/15/27(2)		91	90,691
			$ 1,710,932
Household Products — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(2)		423	$ 391,479
			$ 391,479
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(9)		113	$ 111,655
NRG Energy, Inc., 10.25% to 3/15/28(2)(8)(9)		215	233,660
			$ 345,315
Industrial Conglomerates — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(2)		140	$ 120,658
			$ 120,658
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(2)		47	$ 47,461
6.75%, 10/15/27(2)		188	187,979
7.00%, 1/15/31(2)		223	227,747
7.375%, 10/1/32(2)		35	34,434
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(9)		46	44,998

8
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(2)		204	$ 199,127
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(2)		300	290,667
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(2)		340	355,368
8.375%, 2/1/34(2)		120	118,490
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(9)		79	76,765
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(9)		135	138,521
Galaxy Bidco Ltd., 8.125%, 12/19/29(4)	GBP	205	288,309
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(2)(9)		169	169,892
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(9)		293	289,836
Panther Escrow Issuer LLC, 7.125%, 6/1/31(2)		229	230,202
Ryan Specialty LLC, 5.875%, 8/1/32(2)		247	247,096
			$ 2,946,892
Internet — 0.3%
Arches Buyer, Inc., 6.125%, 12/1/28(2)		282	$ 274,402
Cars.com, Inc., 6.375%, 11/1/28(2)		185	181,989
Match Group Holdings II LLC, 3.625%, 10/1/31(2)		221	198,221
United Group BV, 6.50%, 10/31/31(4)	EUR	150	179,635
			$ 834,247
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(2)		150	$ 153,278
			$ 153,278
Leisure Products — 0.2%
Acushnet Co., 5.625%, 12/1/33(2)		100	$ 100,715
Carnival Corp., 5.75%, 8/1/32(2)		150	150,942
NCL Corp. Ltd.:
6.75%, 2/1/32(2)		190	189,228
7.75%, 2/15/29(2)		56	58,485
TUI AG, 5.875%, 3/15/29(4)	EUR	200	236,780
			$ 736,150
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(2)		180	$ 189,327
Dynamo Newco II GmbH, 6.25%, 10/15/31(2)	EUR	350	365,539
Security	Principal Amount* (000's omitted)		Value
Machinery (continued)
IMA Industria Macchine Automatiche SpA, 5.954%, (3 mo. EURIBOR + 3.75%), 4/15/29(4)(10)	EUR	290	$ 343,647
King U.S. Bidco, Inc., 5.454%, 12/1/32(2)(10)	EUR	395	468,110
			$ 1,366,623
Media — 1.7%
Altice Financing SA, 5.00%, 1/15/28(2)		280	$ 208,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(2)		320	290,860
4.25%, 1/15/34(2)		111	93,221
4.75%, 3/1/30(2)		322	305,399
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		200	122,795
3.90%, 6/1/52		120	75,487
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(2)		42	43,692
7.50%, 3/15/33(2)		44	46,251
CSC Holdings LLC:
3.375%, 2/15/31(2)		200	116,408
4.125%, 12/1/30(2)		200	119,223
DISH Network Corp., 11.75%, 11/15/27(2)		160	165,279
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(2)		192	190,678
7.375%, 9/1/31(2)		95	98,218
8.00%, 8/1/29(2)		212	212,249
Nexstar Media, Inc.:
6.50%, 9/15/33(2)		200	201,668
7.25%, 4/15/34(2)		180	181,279
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(2)		145	141,553
4.625%, 3/15/30(2)		151	147,019
7.375%, 2/15/31(2)		176	184,187
Sinclair Television Group, Inc., 8.125%, 2/15/33(2)		239	247,655
Summer BidCo BV, 8.875% PIK, 1/31/31(2)	EUR	205	243,624
Univision Communications, Inc.:
8.50%, 7/31/31(2)		55	55,858
8.875%, 4/15/33(2)		60	60,372
9.375%, 8/1/32(2)		173	179,159
Versant Media Group, Inc., 7.25%, 1/30/31(2)		405	420,696
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(4)	GBP	150	182,850
4.25%, 1/15/30(4)	GBP	615	760,097
			$ 5,094,577

9
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Metals & Mining — 0.8%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(2)	322	$ 348,745
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(2)(7)	239	242,826
Calderys Financing LLC, 11.25%, 6/1/28(2)	342	352,363
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(2)	245	247,784
7.625%, 1/15/34(2)	95	96,034
Commercial Metals Co.:
5.75%, 11/15/33(2)	90	90,202
6.00%, 12/15/35(2)	90	89,955
Eldorado Gold Corp., 6.25%, 9/1/29(2)	251	250,657
First Quantum Minerals Ltd., 6.375%, 2/15/36(2)	200	196,739
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(2)	187	183,079
TMS International Corp., 6.25%, 4/15/29(2)	246	241,381
		$ 2,339,765
Oil and Gas — 0.2%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(2)	65	$ 65,452
Crescent Energy Finance LLC, 9.75%, 10/15/30(2)	40	42,770
DBR Land Holdings LLC, 6.25%, 12/1/30(2)	140	143,403
Kodiak Gas Services LLC, 6.50%, 10/1/33(2)	125	127,930
Matador Resources Co., 6.00%, 4/15/34(2)	80	80,341
Transocean International Ltd.:
7.875%, 10/15/32(2)	30	32,160
8.25%, 5/15/29(2)	219	227,502
		$ 719,558
Oil, Gas & Consumable Fuels — 0.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(2)	207	$ 216,339
Crescent Energy Finance LLC, 7.875%, 4/15/32(2)	155	160,777
Plains All American Pipeline LP, Series B, 8.024%, (3 mo. SOFR + 4.372%)(8)(10)	305	305,763
SM Energy Co., 8.625%, 11/1/30(2)	300	317,475
Sunoco LP:
4.50%, 10/1/29(2)	110	107,853
4.625%, 5/1/30(2)	202	196,553
5.875%, 3/15/34(2)	145	144,554
7.25%, 5/1/32(2)	145	151,927
7.875% to 9/18/30(2)(8)(9)	565	585,422
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	226	219,705
Transocean International Ltd., 8.75%, 2/15/30(2)	62	64,549
Security	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
WBI Operating LLC:
6.25%, 10/15/30(2)		185	$ 187,674
6.50%, 10/15/33(2)		203	205,295
			$ 2,863,886
Packaging & Containers — 0.5%
Ardagh Group SA, 9.50%, 12/1/30(2)		360	$ 382,073
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(4)	EUR	175	193,468
5.00%, 1/30/31(4)	EUR	190	222,865
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(2)		127	119,589
8.75%, 4/15/30(2)		382	346,822
Sword Purchaser LLC, 8.25%, 4/15/33(2)		240	245,761
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(2)		171	149,987
			$ 1,660,565
Pharmaceuticals — 1.2%
1261229 BC Ltd., 10.00%, 4/15/32(2)		352	$ 363,772
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(2)		105	109,178
Bayer AG, 5.375% to 6/25/30, 3/25/82(4)(9)	EUR	100	119,215
Grifols SA, 7.50%, 5/1/30(4)	EUR	446	545,064
Nidda Healthcare Holding GmbH, 5.234% (3 mo. EURIBOR + 3.25%), 10/15/32(2)(10)	EUR	235	276,557
Option Care Health, Inc., 4.375%, 10/31/29(2)		382	369,969
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(2)(7)		146	145,953
Perrigo Finance Unlimited Co.:
5.15%, 6/15/30		400	379,610
5.375%, 9/30/32	EUR	395	449,924
Rossini SARL, 6.75%, 12/31/29(4)	EUR	200	244,001
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	EUR	103	122,662
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		438	337,810
6.00%, 12/1/32		200	208,375
			$ 3,672,090
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(9)		200	$ 211,358
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(2)		103	105,615

10
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp.: (continued)
8.25%, 1/15/32(2)		232	$ 243,681
Kinetik Holdings LP, 5.875%, 6/15/30(2)		237	237,932
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(2)		190	197,042
8.375%, 2/15/32(2)		57	59,850
TransCanada PipeLines Ltd., 6.125% to 7/17/31, 10/17/56(9)		125	125,583
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(2)		120	120,990
Venture Global LNG, Inc.:
8.375%, 6/1/31(2)		104	108,483
9.00% to 9/30/29(2)(8)(9)		199	196,956
9.50%, 2/1/29(2)		193	210,718
9.875%, 2/1/32(2)		34	36,493
			$ 1,854,701
Real Estate Investment Trusts (REITs) — 0.8%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	218	$ 290,099
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(2)	EUR	240	277,555
Alexandrite Monnet U.K. Holdco PLC:
6.875%, 5/31/31(4)(11)	EUR	310	364,221
10.50%, 5/15/29(4)	EUR	400	496,699
alstria SARL, 4.25%, 10/15/29(4)	EUR	200	228,527
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(2)		423	440,890
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/4/30(4)	EUR	300	354,178
			$ 2,452,169
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(2)		207	$ 207,135
8.875%, 9/1/31(2)		117	123,227
			$ 330,362
Retail — 0.8%
B&M European Value Retail PLC:
4.00%, 11/15/28(4)	GBP	100	$ 129,802
8.125%, 11/15/30(4)	GBP	125	176,080
Boots Group Finco LP, 7.375%, 8/31/32(4)	GBP	175	243,369
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(2)		274	288,292
eG Global Finance PLC, 11.00%, 11/30/28(4)	EUR	320	398,375
LBM Acquisition LLC:
6.25%, 1/15/29(2)		97	67,312
9.50%, 6/15/31(2)		327	286,529
Men's Wearhouse LLC, 9.00%, 2/1/31(2)		70	74,122
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Park River Holdings, Inc.:
8.00%, 3/15/31(2)		171	$ 172,114
8.75%, 12/31/30(2)		85	80,461
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(2)		250	253,338
Waga Bondco Ltd., 8.50%, 6/15/30(4)	GBP	140	164,699
White Cap Supply Holdings LLC, 7.375%, 11/15/30(2)		232	234,758
			$ 2,569,251
Software — 0.9%
athenahealth Group, Inc., 6.50%, 2/15/30(2)		810	$ 772,653
Clarivate Science Holdings Corp., 4.875%, 7/1/29(2)		147	133,462
Cloud Software Group, Inc.:
6.50%, 3/31/29(2)		240	233,870
8.25%, 6/30/32(2)		90	85,567
9.00%, 9/30/29(2)		475	466,790
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(2)	EUR	200	241,856
8.75%, 7/1/34(2)		324	337,361
TeamSystem SpA, 5.704%, (3 mo. EURIBOR + 3.50%), 7/31/31(2)(10)	EUR	330	378,157
			$ 2,649,716
Specialty Retail — 1.0%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(2)		250	$ 239,866
Bath & Body Works, Inc.:
6.625%, 10/1/30(2)		45	45,632
6.75%, 7/1/36		80	77,883
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(4)	GBP	345	485,236
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(2)		174	169,946
9.25%, 1/15/31(2)		80	84,018
LCM Investments Holdings II LLC:
4.875%, 5/1/29(2)		257	251,769
8.25%, 8/1/31(2)		32	33,538
Lithia Motors, Inc., 3.875%, 6/1/29(2)		86	82,465
Michaels Cos., Inc., 8.50%, 3/15/33(2)		285	281,673
Patrick Industries, Inc.:
4.75%, 5/1/29(2)		292	288,088
6.375%, 11/1/32(2)		130	131,113
Sonic Automotive, Inc.:
4.625%, 11/15/29(2)		172	168,354
4.875%, 11/15/31(2)		243	233,765

11
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(2)		283	$ 250,041
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(2)		261	253,211
			$ 3,076,598
Technology Hardware, Storage & Peripherals — 0.5%
Amentum Holdings, Inc., 7.25%, 8/1/32(2)		279	$ 288,963
Atos SE, 9.36% to 12/18/26, 12/18/29(4)(13)	EUR	141	189,235
CACI International, Inc., 6.375%, 6/15/33(2)		135	138,200
Diebold Nixdorf, Inc., 7.75%, 3/31/30(2)		338	355,902
Insight Enterprises, Inc., 6.625%, 5/15/32(2)		278	275,894
Science Applications International Corp., 5.875%, 11/1/33(2)		125	123,426
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(2)		248	276,429
			$ 1,648,049
Telecommunications — 1.5%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(2)		195	$ 193,186
APLD ComputeCo LLC, 9.25%, 12/15/30(2)		125	134,426
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)		125	128,315
Black Pearl Compute LLC, 6.125%, 2/15/31(2)		130	132,059
Cipher Compute LLC, 7.125%, 11/15/30(2)		190	197,174
Core Scientific Finance I LLC, 7.75%, 5/15/31(2)(11)		177	176,651
EchoStar Corp., 10.75%, 11/30/29		315	342,556
Fibercop SpA:
5.125%, 6/30/32(4)	EUR	165	194,912
7.20%, 7/18/36(2)		200	200,000
7.75%, 1/24/33	EUR	100	134,299
Iliad Holding SAS, 5.375%, 4/15/30(4)	EUR	385	462,326
Level 3 Financing, Inc., 7.00%, 3/31/34(2)		75	77,720
Maticmind SpA, 7.377%, 12/31/32(4)(10)	EUR	240	251,368
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(9)		135	135,066
7.00% to 7/15/35, 10/15/55(9)		5	5,174
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(2)		194	203,187
8.625%, 6/15/32(2)		85	89,025
Uniti Services LLC, 7.50%, 10/15/33(2)		446	469,846
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(4)	GBP	290	372,963
Vodafone Group PLC, 8.00% to 5/30/31, 8/30/86(4)(9)	GBP	100	144,298
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(2)		37	39,158
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
WULF Compute LLC, 7.75%, 10/15/30(2)		114	$ 119,884
Zegona Finance PLC, 8.625%, 7/15/29(2)		361	378,730
			$ 4,582,323
Textiles, Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(2)	EUR	470	$ 550,252
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(2)(7)		859	945,425
Champ Acquisition Corp., 8.375%, 12/1/31(2)		245	258,715
			$ 1,754,392
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(4)	GBP	466	$ 653,705
InPost SA, 4.00%, 4/1/31(4)	EUR	125	143,295
Seaspan Corp., 5.50%, 8/1/29(2)		304	290,827
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(2)		134	140,304
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(2)		257	267,280
			$ 1,495,411
Total Corporate Bonds (identified cost $91,864,389)			$ 92,789,916

Preferred Stocks — 0.2%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 14,869
KeyCorp, Series H, 6.20% to 12/15/27(9)	3,444	86,755
		$ 101,624
Capital Markets — 0.0%†
Affiliated Managers Group, Inc., 4.75%	5,486	$ 90,684
		$ 90,684
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 77,450
7.25%	3,146	78,304
		$ 155,754
Insurance — 0.1%
American National Group, Inc., 7.375%	3,600	$ 89,244

12
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Aspen Insurance Holdings Ltd., 7.00%	5,000	$ 123,550
		$ 212,794
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	3,960	$ 98,802
		$ 98,802
Total Preferred Stocks (identified cost $740,236)		$ 659,658

Senior Floating-Rate Loans — 2.1%(14)
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	485	$ 573,757
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		142	142,517
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		105	100,896
			$ 817,170
Building Products — 0.2%
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		208	$ 187,095
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		204	171,831
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		190	166,498
			$ 525,424
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 6.661%, (1 mo. USD Term SOFR + 3.00%), 6/27/31		504	$ 501,756
			$ 501,756
Chemicals — 0.0%†
INEOS U.S. Finance LLC, Term Loan, 2/18/30(15)		75	$ 69,854
			$ 69,854
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Signal Parent, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	235	$ 145,703
		$ 145,703
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(15)	120	$ 114,818
Sword Purchaser LLC, Term Loan, 4/11/33(15)	105	102,112
		$ 216,930
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 8.913%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	293	$ 284,875
		$ 284,875
Health Care Providers & Services — 0.0%†
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	141	$ 140,534
		$ 140,534
Hotels, Restaurants & Leisure — 0.3%
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	344	$ 345,647
Peninsula Pacific Entertainment LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	297	296,504
Spectacle Gary Holdings LLC, Term Loan, 8.10%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	153	149,288
		$ 791,439
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	150	$ 148,875
		$ 148,875
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 9.152%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	289	$ 290,842
		$ 290,842
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	173	$ 173,596
		$ 173,596

13
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 0.1%
E.W. Scripps Co.:
Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	252	$ 248,465
Term Loan, 9.526%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	47	47,732
		$ 296,197
Oil, Gas & Consumable Fuels — 0.0%†
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	111	$ 110,983
		$ 110,983
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	526	$ 513,269
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	195	193,543
		$ 706,812
Specialty Retail — 0.3%
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	255	$ 256,048
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	137	137,877
Men's Wearhouse, Inc., Term Loan, 9.421%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	180	181,857
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	372	373,494
		$ 949,276
Trading Companies & Distributors — 0.0%†
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	75	$ 74,838
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	62	62,247
		$ 137,085
Total Senior Floating-Rate Loans (identified cost $6,377,914)		$ 6,307,351

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(5)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(5)	156,808	0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(1)(5)	$228,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(5)	$189,000	$ 0
		$ 0
Transportation — 0.0%
Hertz Corp., Escrow Certificates(1)(5)	$58,000	$ 0
Hertz Corp., Escrow Certificates(1)(5)	167,000	0
Hertz Corp., Escrow Certificates(1)(5)	110,000	0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(16)	5,898,756	$ 5,898,756
Total Short-Term Investments (identified cost $5,898,756)		$ 5,898,756
Total Investments — 98.5% (identified cost $210,021,591)		$299,692,711
Other Assets, Less Liabilities — 1.5%		$ 4,616,013
Net Assets — 100.0%		$304,308,724
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.

14
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $67,797,652 or 22.3% of the Fund's net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $17,388,617 or 5.7% of the Fund's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Restricted security (see Note 8).
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(11)	When-issued security.
(12)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(13)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(16)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2026.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.8%	$182,326,813
United Kingdom	7.8	23,497,776
France	5.9	17,788,467
Germany	4.7	14,167,339
Netherlands	2.2	6,682,484
Spain	1.8	5,502,292
Italy	1.7	5,069,063
Japan	1.7	5,007,219
Taiwan	1.6	4,921,046
Canada	1.6	4,636,931
Norway	1.5	4,525,926
Switzerland	1.4	4,282,861
Sweden	1.3	3,924,462
Luxembourg	1.1	3,378,176
Hong Kong	0.7	2,201,989
Denmark	0.6	1,630,093
Mexico	0.4	1,184,860
Bermuda	0.4	1,121,510
India	0.4	1,085,312
Australia	0.4	1,038,912
Belgium	0.3	1,020,595
South Africa	0.3	959,364
Israel	0.2	668,847
Finland	0.2	665,399
South Korea	0.2	450,738
Slovenia	0.1	423,259
Czech Republic	0.1	351,455
Turkey	0.1	250,657
Ireland	0.1	214,494
Greece	0.1	209,639
Zambia	0.1	196,739
Jersey	0.1	164,699
Poland	0.1	143,295
Total Investments	100.0%	$299,692,711

15
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	65	Long	6/18/26	$ 23,542,188	$ 1,683,823
E-Mini PHLX Semiconductor Sector Index	(28)	Short	6/18/26	(7,395,150)	(1,865,581)
STOXX Europe 600 Banks Index	(572)	Short	6/19/26	(11,989,911)	(1,031,002)
STOXX Europe 600 Index	(258)	Short	6/19/26	(9,208,197)	(67,860)
STOXX Europe 600 Insurance Index	(75)	Short	6/19/26	(2,172,426)	(13,693)
					$(1,294,313)
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
16
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $204,122,835)	$293,793,955
Affiliated investments, at value (identified cost $5,898,756)	5,898,756
Cash	18,853
Foreign currency, at value (identified cost $1,688,944)	1,711,929
Interest and dividends receivable	2,194,254
Dividends receivable from affiliated investments	8,579
Receivable for investments sold	566,992
Receivable for Fund shares sold	357,746
Tax reclaims receivable	1,832,076
Receivable from affiliates	296
Trustees' deferred compensation plan	63,682
Total assets	$306,447,118
Liabilities
Payable for investments purchased	$864,601
Payable for when-issued securities	657,415
Payable for Fund shares redeemed	47,140
Payable for variation margin on open futures contracts	130,159
Payable to affiliates:
Investment adviser fee	132,316
Administration fee	36,179
Distribution and service fees	40,990
Sub-transfer agency fee	5,382
Trustees' fees	1,402
Trustees' deferred compensation plan	63,682
Accrued expenses	159,128
Total liabilities	$2,138,394
Net Assets	$304,308,724
Sources of Net Assets
Paid-in capital	$216,857,062
Distributable earnings	87,451,662
Net Assets	$304,308,724
Class A Shares
Net Assets	$144,594,012
Shares Outstanding	11,920,166
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.13
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.80
Class C Shares
Net Assets	$12,774,037
Shares Outstanding	1,067,490
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.97
Class I Shares
Net Assets	$142,851,131
Shares Outstanding	11,795,131
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.11
17
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class R Shares
Net Assets	$4,089,544
Shares Outstanding	338,483
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.08
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $545,393)	$4,021,447
Dividend income from affiliated investments	28,392
Interest income (net of foreign taxes withheld of $484)	3,410,974
Other income	5,969
Total investment income	$7,466,782
Expenses
Investment adviser fee	$793,145
Administration fee	216,312
Distribution and service fees:
Class A	177,484
Class C	61,945
Class R	9,698
Trustees’ fees and expenses	8,077
Custodian fee	79,652
Transfer and dividend disbursing agent fees	89,293
Legal and accounting services	70,811
Printing and postage	12,877
Registration fees	25,675
ReFlow liquidity program fees	2,296
Miscellaneous	25,187
Total expenses	$1,572,452
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,452
Total expense reductions	$1,452
Net expenses	$1,571,000
Net investment income	$5,895,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(21,345)(1)
Futures contracts	133,177
Foreign currency transactions	(7,184)
Forward foreign currency exchange contracts	8,861
Net realized gain	$113,509
Change in unrealized appreciation (depreciation):
Investments	$13,527,384
Futures contracts	(1,294,313)
Foreign currency	94,428
Net change in unrealized appreciation (depreciation)	$12,327,499
Net realized and unrealized gain	$12,441,008
Net increase in net assets from operations	$18,336,790
(1)	Includes $544,626 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,895,782	$13,826,449
Net realized gain	113,509(1)	1,557,683
Net change in unrealized appreciation (depreciation)	12,327,499	24,565,063
Net increase in net assets from operations	$18,336,790	$39,949,195
Distributions to shareholders:
Class A	$(3,760,268)	$(10,654,739)
Class C	(280,370)	(805,056)
Class I	(3,639,737)	(10,153,916)
Class R	(98,618)	(222,533)
Total distributions to shareholders	$(7,778,993)	$(21,836,244)
Transactions in shares of beneficial interest:
Class A	$(3,063,177)	$(4,554,669)
Class C	126,797	(359,214)
Class I	10,761,199	(3,857,867)
Class R	(125,019)	1,579,604
Net increase (decrease) in net assets from Fund share transactions	$7,699,800	$(7,192,146)
Net increase in net assets	$18,257,597	$10,920,805
Net Assets
At beginning of period	$286,051,127	$275,130,322
At end of period	$304,308,724	$286,051,127
(1)	Includes $544,626 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.70	$10.93	$9.40	$8.92	$11.36	$9.07
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.54	$0.47	$0.35	$0.34	$0.27
Net realized and unrealized gain (loss)	0.51	1.09	1.57	0.45	(2.32)	2.34
Total income (loss) from operations	$0.74	$1.63	$2.04	$0.80	$(1.98)	$2.61
Less Distributions
From net investment income	$(0.31)	$(0.58)	$(0.49)	$(0.32)	$(0.32)	$(0.32)
From net realized gain	—	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.31)	$(0.86)	$(0.51)	$(0.32)	$(0.46)	$(0.32)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.13	$11.70	$10.93	$9.40	$8.92	$11.36
Total Return(3)	6.45%(4)	15.86%	21.82%	9.00%	(17.86)%	29.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,594	$142,422	$137,609	$119,712	$123,589	$164,778
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.17%(7)	1.17%	1.18%	1.20%	1.19%	1.17%
Net expenses	1.17%(7)(8)	1.17%(8)	1.17%(8)	1.17%(8)	1.17%(8)	1.17%
Net investment income	3.98%(7)	4.93%	4.37%	3.65%	3.42%	2.52%
Portfolio Turnover of the Portfolio(9)	—	—	—	46%	59%	60%
Portfolio Turnover of the Fund	39%(4)	102%	108%	14%(10)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
21
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.54	$10.79	$9.28	$8.81	$11.23	$8.96
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.45	$0.38	$0.27	$0.26	$0.19
Net realized and unrealized gain (loss)	0.50	1.07	1.55	0.45	(2.29)	2.33
Total income (loss) from operations	$0.69	$1.52	$1.93	$0.72	$(2.03)	$2.52
Less Distributions
From net investment income	$(0.26)	$(0.49)	$(0.40)	$(0.25)	$(0.25)	$(0.25)
From net realized gain	—	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.26)	$(0.77)	$(0.42)	$(0.25)	$(0.39)	$(0.25)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$11.97	$11.54	$10.79	$9.28	$8.81	$11.23
Total Return(3)	6.08%(4)	14.95%	20.96%	8.17%	(18.46)%	28.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,774	$12,198	$11,811	$12,724	$15,093	$24,505
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.92%(7)	1.92%	1.93%	1.95%	1.94%	1.92%
Net expenses	1.92%(7)(8)	1.92%(8)	1.92%(8)	1.92%(8)	1.92%(8)	1.92%
Net investment income	3.26%(7)	4.12%	3.62%	2.87%	2.64%	1.76%
Portfolio Turnover of the Portfolio(9)	—	—	—	46%	59%	60%
Portfolio Turnover of the Fund	39%(4)	102%	108%	14%(10)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
22
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.68	$10.92	$9.39	$8.91	$11.34	$9.06
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.57	$0.50	$0.37	$0.37	$0.30
Net realized and unrealized gain (loss)	0.51	1.08	1.56	0.46	(2.31)	2.33
Total income (loss) from operations	$0.76	$1.65	$2.06	$0.83	$(1.94)	$2.63
Less Distributions
From net investment income	$(0.33)	$(0.61)	$(0.51)	$(0.35)	$(0.35)	$(0.35)
From net realized gain	—	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.33)	$(0.89)	$(0.53)	$(0.35)	$(0.49)	$(0.35)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.11	$11.68	$10.92	$9.39	$8.91	$11.34
Total Return(3)	6.58%(4)	16.08%	22.14%	9.28%	(17.60)%	29.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,851	$127,389	$123,496	$83,772	$80,627	$113,907
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.92%(7)	0.92%	0.93%	0.95%	0.94%	0.92%
Net expenses	0.92%(7)(8)	0.92%(8)	0.92%(8)	0.92%(8)	0.92%(8)	0.92%
Net investment income	4.29%(7)	5.21%	4.64%	3.90%	3.66%	2.76%
Portfolio Turnover of the Portfolio(9)	—	—	—	46%	59%	60%
Portfolio Turnover of the Fund	39%(4)	102%	108%	14%(10)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
23
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.65	$10.89	$9.36	$8.89	$11.32	$9.04
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.51	$0.46	$0.33	$0.31	$0.25
Net realized and unrealized gain (loss)	0.51	1.08	1.55	0.44	(2.30)	2.33
Total income (loss) from operations	$0.73	$1.59	$2.01	$0.77	$(1.99)	$2.58
Less Distributions
From net investment income	$(0.30)	$(0.55)	$(0.46)	$(0.30)	$(0.30)	$(0.30)
From net realized gain	—	(0.28)	(0.02)	—	(0.14)	—
Total distributions	$(0.30)	$(0.83)	$(0.48)	$(0.30)	$(0.44)	$(0.30)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$12.08	$11.65	$10.89	$9.36	$8.89	$11.32
Total Return(3)	6.32%(4)	15.49%	21.64%	8.64%	(18.02)%	28.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,090	$4,042	$2,213	$1,131	$932	$827
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.42%(7)	1.42%	1.43%	1.45%	1.44%	1.42%
Net expenses	1.42%(7)(8)	1.42%(8)	1.42%(8)	1.42%(8)	1.42%(8)	1.42%
Net investment income	3.71%(7)	4.62%	4.27%	3.39%	3.13%	2.29%
Portfolio Turnover of the Portfolio(9)	—	—	—	46%	59%	60%
Portfolio Turnover of the Fund	39%(4)	102%	108%	14%(10)	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
24
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
25

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
26

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
M  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
N  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $136,400 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $136,400 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$210,810,060
Gross unrealized appreciation	$92,076,911
Gross unrealized depreciation	(4,488,573)
Net unrealized appreciation	$87,588,338
27

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the six months ended April 30, 2026, the investment adviser fee amounted to $793,145 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $216,312.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $1,122 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $330 in total of the Fund's operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $8,316 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,776 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $177,484 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $46,459 for Class C shares.
28

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $4,849 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $15,486 and $4,849 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions and including maturities and principal repayments on Senior Loans, aggregated $110,579,278 and $113,023,894, respectively, for the six months ended April 30, 2026. In-kind sales for the six months ended April 30, 2026 aggregated $724,561.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	281,890	$ 3,369,071	670,906	$ 7,341,268
Issued to shareholders electing to receive payments of distributions in Fund shares	297,431	3,522,575	922,334	9,942,351
Redemptions	(836,252)	(9,954,823)	(2,002,975)	(21,838,288)
Net decrease	(256,931)	$(3,063,177)	(409,735)	$(4,554,669)
Class C
Sales	93,224	$ 1,097,779	223,199	$ 2,446,798
Issued to shareholders electing to receive payments of distributions in Fund shares	23,982	280,178	75,603	802,633
Redemptions	(107,118)	(1,251,160)	(336,200)	(3,608,645)
Net increase (decrease)	10,088	$ 126,797	(37,398)	$ (359,214)
29

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	2,088,380	$25,011,322	3,649,939	$39,684,946
Issued to shareholders electing to receive payments of distributions in Fund shares	306,955	3,629,586	940,693	10,122,655
Redemptions	(1,509,325)	(17,879,709)	(4,993,242)	(53,665,468)
Net increase (decrease)	886,010	$10,761,199	(402,610)	$(3,857,867)
Class R
Sales	96,408	$ 1,141,513	136,605	$ 1,506,630
Issued to shareholders electing to receive payments of distributions in Fund shares	8,364	98,618	20,658	222,533
Redemptions	(113,327)	(1,365,150)	(13,510)	(149,559)
Net increase (decrease)	(8,555)	$ (125,019)	143,753	$ 1,579,604
8  Restricted Securities
At April 30, 2026, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26	33	$330,000	$316,834
Total Restricted Securities			$330,000	$316,834
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the six months ended April 30, 2026.
30

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2026, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$1,683,823	$(2,978,136)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$133,177	$ —	$133,177
Forward foreign currency exchange contracts	—	8,861	8,861
Total	$133,177	$8,861	$142,038
Change in unrealized appreciation (depreciation):
Futures contracts	$(1,294,313)	$ —	$(1,294,313)
31

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$9,820,000	$11,329,000	$96,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
11  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,898,756, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$47,382,374	$(41,483,618)	$ —	$ —	$5,898,756	$28,392	5,898,756
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
32

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 13,609,789	$ —	$ —	$ 13,609,789
Consumer Discretionary	7,612,634	13,611,413	—	21,224,047
Consumer Staples	1,785,005	4,968,210	—	6,753,215
Energy	7,878,262	—	—	7,878,262
Financials	12,542,018	30,038,335	—	42,580,353
Health Care	11,332,890	5,745,895	—	17,078,785
Industrials	8,185,483	16,742,927	—	24,928,410
Information Technology	37,355,305	12,816,347	—	50,171,652
Materials	—	2,023,903	—	2,023,903
Real Estate	1,059,730	—	—	1,059,730
Utilities	2,207,618	3,228,893	—	5,436,511
Total Common Stocks	$103,568,734	$89,175,923**	$ —	$192,744,657
Convertible Bonds	$ —	$ 975,539	$ —	$ 975,539
Convertible Preferred Stocks	—	—	316,834	316,834
Corporate Bonds	—	92,789,916	—	92,789,916
Preferred Stocks:
Communication Services	98,802	—	—	98,802
Financials	405,102	—	—	405,102
Utilities	155,754	—	—	155,754
Total Preferred Stocks	$ 659,658	$ —	$ —	$ 659,658
Senior Floating-Rate Loans	$ —	$ 6,307,351	$ —	$ 6,307,351
Miscellaneous	—	—	0	0
Short-Term Investments	5,898,756	—	—	5,898,756
Total Investments	$110,127,148	$ 189,248,729	$ 316,834	$299,692,711
Futures Contracts	$ 1,683,823	$ —	$ —	$ 1,683,823
Total	$111,810,971	$ 189,248,729	$ 316,834	$301,376,534
Liability Description
Futures Contracts	$ (2,978,136)	$ —	$ —	$ (2,978,136)
Total	$ (2,978,136)	$ —	$ —	$ (2,978,136)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
33

Eaton Vance
Global Income Builder Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
34

EDIAX-NCSR    4.30.26

Eaton Vance
Emerging Markets Local Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Emerging Markets Local Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Emerging Markets Local Income Portfolio, at value (identified cost $1,691,847,182)	$1,714,627,012
Receivable for Fund shares sold	3,109,990
Total assets	$1,717,737,002
Liabilities
Payable for Fund shares redeemed	$1,703,694
Payable to affiliates:
Distribution and service fees	53,223
Sub-transfer agency fee	9,778
Trustees' fees	42
Payable for printing and postage	175,171
Accrued expenses	59,023
Total liabilities	$2,000,931
Net Assets	$1,715,736,071
Sources of Net Assets
Paid-in capital	$1,762,482,669
Accumulated loss	(46,746,598)
Net Assets	$1,715,736,071
Class A Shares
Net Assets	$140,698,582
Shares Outstanding	39,737,026
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$3.54
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$3.66
Class C Shares
Net Assets	$29,649,000
Shares Outstanding	8,274,656
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$3.58
Class I Shares
Net Assets	$1,545,388,489
Shares Outstanding	436,903,143
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$3.54
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio	$2,641,649
Interest income allocated from Portfolio (net of foreign taxes withheld of $1,638,744)	65,272,462
Other income allocated from Portfolio	863,235
Expenses, excluding interest expense, allocated from Portfolio	(5,709,279)
Interest expense allocated from Portfolio	(47,479)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	103,854
Total investment income from Portfolio	$63,124,442
Expenses
Distribution and service fees:
Class A	$175,225
Class C	149,729
Trustees’ fees and expenses	250
Custodian fee	32,218
Transfer and dividend disbursing agent fees	544,184
Legal and accounting services	55,361
Printing and postage	180,436
Registration fees	79,463
Miscellaneous	6,969
Total expenses	$1,223,835
Net investment income	$61,900,607
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $165,844)	$19,702,845
Written options	607,369
Futures contracts	108,339
Swap contracts	(2,510,750)
Foreign currency transactions	4,305,839
Forward foreign currency exchange contracts	14,857,015
Non-deliverable bond forward contracts	(1,688,971)
Net realized gain	$35,381,686
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $371,313)	$10,079,429
Written options	193,981
Futures contracts	684,278
Swap contracts	(20,944,427)
Foreign currency	(324,972)
Forward foreign currency exchange contracts	8,716,339
Non-deliverable bond forward contracts	173,370
Net change in unrealized appreciation (depreciation)	$(1,422,002)
Net realized and unrealized gain	$33,959,684
Net increase in net assets from operations	$95,860,291
2
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$61,900,607	$76,376,652
Net realized gain (loss)	35,381,686	(23,816,557)
Net change in unrealized appreciation (depreciation)	(1,422,002)	99,984,409
Net increase in net assets from operations	$95,860,291	$152,544,504
Distributions to shareholders:
Class A	$(7,758,855)	$(9,635,481)
Class C	(1,497,693)	(2,841,150)
Class I	(76,923,476)	(86,845,164)
Total distributions to shareholders	$(86,180,024)	$(99,321,795)
Transactions in shares of beneficial interest:
Class A	$24,580,441	$13,025,038
Class C	(789,926)	(5,531,307)
Class I	398,483,417	213,138,354
Net increase in net assets from Fund share transactions	$422,273,932	$220,632,085
Net increase in net assets	$431,954,199	$273,854,794
Net Assets
At beginning of period	$1,283,781,872	$1,009,927,078
At end of period	$1,715,736,071	$1,283,781,872
3
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$3.48	$3.28	$3.28	$3.22	$4.59	$5.03
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.28	$0.21	$0.24	$0.23
Net realized and unrealized gain (loss)	0.11	0.28	0.07	0.26	(1.13)	(0.17)
Total income (loss) from operations	$0.25	$0.54	$0.35	$0.47	$(0.89)	$0.06
Less Distributions
From net investment income	$(0.19)	$(0.34)	$(0.27)	$(0.33)	$—	$(0.12)
Tax return of capital	—	—	(0.08)	(0.08)	(0.48)	(0.38)
Total distributions	$(0.19)	$(0.34)	$(0.35)	$(0.41)	$(0.48)	$(0.50)
Net asset value — End of period	$3.54	$3.48	$3.28	$3.28	$3.22	$4.59
Total Return(2)	7.42%(3)	17.44%	10.86%	14.53%	(20.47)%	1.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,699	$115,331	$96,548	$95,333	$87,883	$145,043
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.11%(6)(7)	1.20%(7)	1.26%(7)	1.14%	1.19%	1.16%
Net expenses	1.10%(6)(7)(8)	1.17%(7)(8)	1.26%(7)(8)	1.13%(8)	1.19%(8)	1.16%
Net investment income	7.90%(6)	7.73%	8.22%	6.00%	5.99%	4.53%
Portfolio Turnover of the Portfolio	47%(3)	93%	85%	67%	33%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.03% and 0.12% of average daily net assets for six months ended April 30, 2026 and the the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
4
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$3.52	$3.32	$3.31	$3.26	$4.65	$5.08
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.24	$0.26	$0.19	$0.21	$0.19
Net realized and unrealized gain (loss)	0.11	0.28	0.08	0.25	(1.14)	(0.15)
Total income (loss) from operations	$0.24	$0.52	$0.34	$0.44	$(0.93)	$0.04
Less Distributions
From net investment income	$(0.18)	$(0.32)	$(0.25)	$(0.31)	$—	$(0.12)
Tax return of capital	—	—	(0.08)	(0.08)	(0.46)	(0.35)
Total distributions	$(0.18)	$(0.32)	$(0.33)	$(0.39)	$(0.46)	$(0.47)
Net asset value — End of period	$3.58	$3.52	$3.32	$3.31	$3.26	$4.65
Total Return(2)	6.89%(3)	16.48%	10.36%	13.69%	(21.31)%	0.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,649	$29,916	$33,679	$35,271	$33,976	$58,639
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.86%(6)(7)	1.95%(7)	2.01%(7)	1.86%	1.89%	1.86%
Net expenses	1.85%(6)(7)(8)	1.92%(7)(8)	2.01%(7)(8)	1.85%(8)	1.89%(8)	1.86%
Net investment income	7.19%(6)	7.09%	7.44%	5.29%	5.28%	3.82%
Portfolio Turnover of the Portfolio	47%(3)	93%	85%	67%	33%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.03% and 0.12% of average daily net assets for six months ended April 30, 2026 and the the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$3.48	$3.28	$3.28	$3.22	$4.59	$5.02
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.29	$0.22	$0.25	$0.25
Net realized and unrealized gain (loss)	0.12	0.28	0.07	0.26	(1.13)	(0.16)
Total income (loss) from operations	$0.26	$0.55	$0.36	$0.48	$(0.88)	$0.09
Less Distributions
From net investment income	$(0.20)	$(0.35)	$(0.27)	$(0.34)	$—	$(0.13)
Tax return of capital	—	—	(0.09)	(0.08)	(0.49)	(0.39)
Total distributions	$(0.20)	$(0.35)	$(0.36)	$(0.42)	$(0.49)	$(0.52)
Net asset value — End of period	$3.54	$3.48	$3.28	$3.28	$3.22	$4.59
Total Return(2)	7.58%(3)	17.75%	11.14%	15.22%	(20.48)%	1.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,545,388	$1,138,535	$879,701	$821,658	$707,932	$1,217,836
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.87%(6)(7)	0.95%(7)	1.01%(7)	0.86%	0.89%	0.86%
Net expenses	0.86%(6)(7)(8)	0.92%(7)(8)	1.01%(7)(8)	0.85%(8)	0.89%(8)	0.86%
Net investment income	8.12%(6)	7.99%	8.48%	6.28%	6.28%	4.86%
Portfolio Turnover of the Portfolio	47%(3)	93%	85%	67%	33%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.03% and 0.12% of average daily net assets for six months ended April 30, 2026 and the the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (92.4% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $105,402,936 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $52,144,104 are short-term and $53,258,832 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. For the six months ended April 30, 2026, no expenses were waived and/or reimbursed by EVM.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $15,132 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $10,377 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
8

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $175,225 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $112,297 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $37,432 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received less than $100 and $204 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $476,949,693 and $133,616,728, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	23,939,015	$ 86,075,187	19,499,464	$ 65,556,549
Issued to shareholders electing to receive payments of distributions in Fund shares	1,847,301	6,579,817	2,404,706	7,984,370
Redemptions	(19,152,646)	(68,074,563)	(18,230,147)	(60,515,881)
Net increase	6,633,670	$ 24,580,441	3,674,023	$ 13,025,038
Class C
Sales	925,010	$ 3,351,407	1,485,124	$ 5,043,601
Issued to shareholders electing to receive payments of distributions in Fund shares	400,532	1,440,930	825,179	2,757,869
Redemptions	(1,545,004)	(5,582,263)	(3,970,781)	(13,332,777)
Net decrease	(219,462)	$ (789,926)	(1,660,478)	$ (5,531,307)
9

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	165,426,009	$595,520,049	201,270,824	$677,018,915
Issued to shareholders electing to receive payments of distributions in Fund shares	17,856,530	63,435,433	23,038,998	76,394,582
Redemptions	(73,435,727)	(260,472,065)	(165,577,960)	(540,275,143)
Net increase	109,846,812	$398,483,417	58,731,862	$213,138,354
10

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(1)	TZS	3,104,000	$ 1,417,902
13.75%, 9/27/50(1)	TZS	1,044,300	461,695
Total Credit Linked Notes (identified cost $1,833,545)			$ 1,879,597

Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(2)	USD	1,476	$ 1,511,641
			$ 1,511,641
Brazil — 0.5%
Simpar Finance SARL, 10.75%, 2/12/28(2)	BRL	53,195	$ 8,650,253
			$ 8,650,253
Colombia — 0.2%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(3)	COP	18,034,065	$ 4,361,693
			$ 4,361,693
Georgia — 0.1%
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	30,470,000	$ 2,565,202
			$ 2,565,202
Kazakhstan — 0.2%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	2,076,500	$ 4,345,750
			$ 4,345,750
Netherlands — 0.8%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	167,368,000	$ 14,020,239
			$ 14,020,239
Peru — 0.1%
Integratel Peru SAA, 7.375%, 4/10/27(3)(4)	PEN	24,500	$ 2,619,163
			$ 2,619,163
Security	Principal Amount (000's omitted)		Value
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,292,462
Corp. Andina de Fomento:
7.50%, 4/4/34(2)	INR	272,000	2,751,043
8.25%, 4/26/34	INR	221,000	2,325,170
European Bank for Reconstruction & Development, 17.35%, 3/1/27(2)	USD	601	627,895
			$ 6,996,570
Uzbekistan — 2.1%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(2)	UZS	31,300,000	$ 2,710,362
20.50%, 4/25/27(2)	UZS	25,170,000	2,219,107
JSCB Agrobank, 20.75%, 9/15/28	UZS	177,800,000	15,591,280
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(2)	UZS	42,550,000	3,880,428
21.00%, 7/24/27(2)	UZS	155,110,000	14,035,421
			$ 38,436,598
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(4)	USD	3,858	$ 1,461,331
6.00%, 10/28/22(2)(4)	USD	532	190,190
6.00%, 5/16/24(2)(4)	USD	7,321	2,890,900
6.00%, 11/15/26(2)(4)	USD	10,180	4,046,463
9.00%, 11/17/21(2)(4)	USD	1,706	776,230
9.75%, 5/17/35(2)(4)	USD	2,498	1,183,522
12.75%, 2/17/22(2)(4)	USD	1,946	1,001,114
			$ 11,549,750
Total Foreign Corporate Bonds (identified cost $90,838,363)			$ 95,056,859

Loan Participation Notes — 0.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.4%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(5)(6)	UZS	84,113,385	$ 7,062,266
Total Loan Participation Notes (identified cost $7,210,917)			$ 7,062,266

11
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 55.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 197,819
3.90%, 1/22/30	ALL	79,200	996,102
4.05%, 2/7/32	ALL	106,400	1,335,370
4.30%, 7/10/27	ALL	383,300	4,756,467
4.70%, 2/23/27	ALL	91,000	1,129,583
4.95%, 7/22/29	ALL	699,000	9,086,672
5.25%, 1/26/29	ALL	567,800	7,379,234
5.59%, 2/19/40	ALL	40,900	531,775
6.13%, 7/25/34	ALL	38,700	533,516
			$ 25,946,538
Angola — 0.1%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	954	$ 913,207
9.244%, 1/15/31(2)	USD	1,360	1,452,570
			$ 2,365,777
Armenia — 1.9%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	1,955,842	$ 5,419,659
9.00%, 10/29/35	AMD	4,207,412	11,652,379
9.60%, 10/29/33	AMD	4,512,022	12,993,143
9.75%, 10/29/50	AMD	792,413	2,312,439
9.75%, 10/29/52	AMD	862,400	2,510,807
			$ 34,888,427
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(2)	USD	3,795	$ 4,079,056
			$ 4,079,056
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 9/25/26	BAM	36	$ 21,581
1.50%, 9/26/27	BAM	22	12,826
			$ 34,407
Brazil — 2.6%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/26	BRL	124,000	$ 24,501,301
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/35(7)	BRL	22,865	$ 20,279,282
10.00%, 1/1/27	BRL	22,375	4,415,993
			$ 49,196,576
Colombia — 2.4%
Colombia TES:
7.00%, 3/26/31	COP	20,123,600	$ 4,217,598
7.00%, 6/30/32	COP	1,610,000	319,378
11.75%, 1/24/35	COP	85,828,700	21,466,515
12.50%, 2/27/30	COP	11,873,000	3,089,338
13.25%, 2/9/33	COP	56,811,100	15,091,816
			$ 44,184,645
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(2)	USD	3,025	$ 3,094,314
			$ 3,094,314
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	108,140	$ 5,166,076
			$ 5,166,076
Dominican Republic — 0.2%
Dominican Republic Bonds:
10.75%, 6/1/36(2)	DOP	23,100	$ 413,418
11.25%, 9/15/35(3)	DOP	112,750	2,091,529
11.25%, 9/15/35(2)	DOP	32,900	610,300
13.625%, 2/3/33(2)	DOP	14,000	281,828
			$ 3,397,075
Egypt — 1.4%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 15,346,302
24.458%, 10/1/27	EGP	547,557	10,142,804
			$ 25,489,106
Ethiopia — 0.8%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(4)	USD	13,254	$ 13,681,574
6.625%, 12/11/24(3)(4)	USD	781	806,195
			$ 14,487,769

12
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guatemala — 0.0%†
Guatemala Government International Bonds, 6.60%, 6/13/36(2)	USD	822	$ 883,650
			$ 883,650
Hungary — 1.5%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	7,154,370	$ 17,112,138
3.00%, 4/25/41	HUF	2,898,150	6,629,704
4.00%, 4/28/51	HUF	292,850	696,245
7.00%, 10/24/35	HUF	989,290	3,424,879
			$ 27,862,966
India — 1.3%
India Government Bonds, 7.24%, 8/18/55	INR	2,316,300	$ 23,472,265
			$ 23,472,265
Indonesia — 3.2%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	50,050,000	$ 2,812,507
6.50%, 4/15/36	IDR	132,890,000	7,458,883
6.75%, 7/15/35	IDR	166,600,000	9,552,311
7.125%, 6/15/38	IDR	163,285,000	9,539,527
7.50%, 6/15/35	IDR	129,185,000	7,747,731
7.50%, 5/15/38	IDR	139,015,000	8,454,698
7.50%, 4/15/40	IDR	25,124,000	1,513,769
8.25%, 5/15/36	IDR	195,920,000	12,432,601
			$ 59,512,027
Kazakhstan — 2.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,234,276	$ 2,188,025
5.50%, 9/20/28	KZT	34,685	60,018
5.50%, 4/24/32	KZT	565,995	764,297
7.22%, 12/10/28	KZT	377,330	670,165
7.68%, 8/13/29	KZT	490,529	852,365
8.44%, 5/10/31	KZT	207,531	341,015
8.66%, 4/4/33	KZT	2,905,555	4,512,757
10.55%, 7/28/29	KZT	1,782,069	3,365,917
10.69%, 8/23/33	KZT	399,269	685,137
11.05%, 1/28/37	KZT	141,907	233,732
14.00%, 5/12/31	KZT	2,398,144	4,891,277
14.00%, 5/19/32	KZT	52,027	105,647
14.00%, 2/13/35	KZT	2,346,899	4,704,299
14.45%, 6/5/33	KZT	186,299	383,631
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.50%, 3/6/34	KZT	75,467	$ 155,360
14.60%, 3/6/32	KZT	36,548	75,914
15.18%, 2/5/32	KZT	3,902,436	8,278,515
16.95%, 10/9/30	KZT	2,713,728	6,096,697
			$ 38,364,768
Lebanon — 0.4%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(4)	USD	4,215	$ 1,074,825
6.00%, 1/27/23(2)(4)	USD	1,912	484,931
6.10%, 10/4/22(2)(4)	USD	4,917	1,244,394
6.15%, 6/19/20(2)(4)	USD	1,043	264,172
6.20%, 2/26/25(2)(4)	USD	995	253,349
6.25%, 5/27/22(2)(4)	USD	578	146,537
6.25%, 11/4/24(2)(4)	USD	966	244,700
6.25%, 6/12/25(2)(4)	USD	582	148,410
6.375%, 3/9/20(2)(4)	USD	2,062	523,882
6.40%, 5/26/23(2)(4)	USD	6,373	1,625,593
6.60%, 11/27/26(2)(4)	USD	285	72,369
6.65%, 4/22/24(2)(4)	USD	1,667	425,168
6.65%, 11/3/28(2)(4)	USD	417	106,229
6.65%, 2/26/30(2)(4)	USD	42	10,815
6.75%, 11/29/27(2)(4)	USD	604	154,725
6.85%, 3/23/27(2)(4)	USD	490	124,559
6.85%, 5/25/29(2)(4)	USD	950	243,749
7.00%, 12/3/24(2)(4)	USD	99	25,139
7.00%, 3/20/28(2)(4)	USD	1,504	385,158
7.00%, 4/22/31(2)(4)	USD	69	18,089
7.00%, 3/23/32(2)(4)	USD	647	169,747
7.05%, 11/2/35(2)(4)	USD	15	3,929
7.25%, 3/23/37(2)(4)	USD	547	142,825
8.20%, 5/17/33(2)(4)	USD	15	3,956
8.25%, 4/12/21(2)(4)	USD	1,657	440,402
			$ 8,337,652
Malaysia — 0.2%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,349,904
			$ 4,349,904
Mexico — 9.0%
Mexican Bonos:
7.50%, 5/26/33	MXN	161,360	$ 8,500,853
7.75%, 5/29/31	MXN	296,089	16,280,263

13
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Bonos: (continued)
7.75%, 11/23/34	MXN	577,544	$ 30,308,131
7.75%, 11/13/42	MXN	318,000	15,293,910
8.00%, 2/21/36	MXN	421,214	22,210,974
8.00%, 7/31/53	MXN	201,119	9,613,023
8.50%, 3/2/28	MXN	400,000	23,216,189
8.50%, 3/1/29	MXN	389,604	22,473,416
8.50%, 11/18/38	MXN	354,748	18,815,454
			$ 166,712,213
Mongolia — 0.1%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	200	$ 205,977
6.625%, 2/25/30(2)	USD	2,000	2,059,773
			$ 2,265,750
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)	EUR	5,762	$ 6,807,579
			$ 6,807,579
Nigeria — 0.6%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	6,194,207	$ 4,745,026
18.50%, 2/21/31	NGN	1,701,561	1,324,631
19.00%, 2/21/34	NGN	3,408,775	2,816,226
22.60%, 1/29/35	NGN	1,814,998	1,765,670
			$ 10,651,553
Paraguay — 0.8%
Paraguay Government International Bonds:
7.90%, 2/9/31(3)	PYG	72,044,000	$ 11,799,688
7.90%, 2/9/31(2)	PYG	11,541,000	1,890,237
8.50%, 3/4/35(3)	PYG	3,665,000	606,664
			$ 14,296,589
Peru — 1.3%
Peru Government Bonds:
5.35%, 8/12/40	PEN	15,335	$ 3,730,223
5.40%, 8/12/34	PEN	9,879	2,727,594
6.85%, 8/12/35(2)(3)	PEN	28,472	8,468,961
6.90%, 8/12/37	PEN	12,470	3,604,442
7.60%, 8/12/39(2)(3)	PEN	19,620	5,894,266
			$ 24,425,486
Security	Principal Amount (000's omitted)		Value
Poland — 1.8%
Republic of Poland Government Bonds, 2.00%, 8/25/36(7)	PLN	134,992	$ 34,178,392
			$ 34,178,392
Romania — 3.5%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 15,104,967
3.25%, 6/24/26	RON	57,650	12,970,244
4.15%, 1/26/28	RON	21,190	4,609,747
4.25%, 4/28/36	RON	53,945	9,673,579
5.80%, 7/26/27	RON	16,020	3,596,831
6.75%, 4/25/35	RON	17,515	3,833,030
7.10%, 7/31/34	RON	30,115	6,800,558
7.20%, 10/30/33	RON	15,050	3,390,710
7.25%, 7/30/40	RON	3,710	835,702
7.90%, 2/24/38	RON	9,130	2,172,083
8.75%, 10/30/28	RON	6,025	1,428,416
			$ 64,415,867
Serbia — 0.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	255,910	$ 2,470,225
7.00%, 10/26/31	RSD	780,260	8,510,878
			$ 10,981,103
South Africa — 8.1%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	201,829	$ 12,047,292
8.25%, 3/31/32	ZAR	261,204	15,503,704
8.50%, 1/31/37	ZAR	249,325	14,411,070
8.75%, 1/31/44	ZAR	321,767	18,227,682
8.75%, 2/28/48	ZAR	227,694	12,922,293
8.875%, 2/28/35	ZAR	573,886	34,664,157
9.00%, 1/31/40	ZAR	579,320	34,027,451
10.00%, 3/31/33	ZAR	131,100	8,430,065
			$ 150,233,714
Sri Lanka — 1.0%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 312,722
9.00%, 11/1/33	LKR	161,000	455,881
9.75%, 7/1/30	LKR	1,365,000	4,232,153
10.25%, 9/15/34	LKR	1,018,000	3,064,151
10.35%, 10/15/29	LKR	60,000	190,526

14
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/28	LKR	1,195,000	$ 3,851,644
11.00%, 9/15/29	LKR	90,000	290,828
11.00%, 12/15/29	LKR	759,000	2,452,207
11.00%, 5/15/30	LKR	27,000	87,312
11.00%, 10/15/30	LKR	531,000	1,716,357
11.25%, 3/15/31	LKR	25,000	81,427
11.50%, 12/15/32	LKR	591,000	1,913,879
			$ 18,649,087
Suriname — 0.7%
Suriname Government International Bonds:
7.70%, 11/6/30(3)	USD	2,570	$ 2,674,727
7.70%, 11/6/30(2)	USD	1,007	1,048,035
8.50%, 11/6/35(3)	USD	9,548	10,375,812
			$ 14,098,574
Thailand — 0.8%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 12,683,924
3.35%, 6/17/33	THB	60,000	2,011,113
			$ 14,695,037
Turkey — 0.7%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,189,725
17.80%, 7/13/33	TRY	10,000	132,942
26.20%, 10/5/33	TRY	425,874	7,821,927
30.00%, 9/12/29	TRY	69,266	1,349,342
31.08%, 11/8/28	TRY	10,000	201,552
40.918%, 7/4/29(8)	TRY	30,100	667,486
			$ 13,362,974
Uganda — 1.0%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	167,700	$ 43,004
14.375%, 2/3/33	UGX	1,352,400	353,394
15.00%, 6/18/43	UGX	7,004,900	1,799,569
15.80%, 6/23/39	UGX	36,824,000	9,927,865
16.25%, 11/8/35	UGX	20,369,900	5,712,329
			$ 17,836,161
Security	Principal Amount (000's omitted)		Value
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	14,261	$ 381,237
3.875%, 7/2/40(7)	UYU	9,173	254,787
			$ 636,024
Uzbekistan — 2.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	50,140,000	$ 4,393,298
Republic of Uzbekistan Bonds:
12.25%, 4/13/29(2)	UZS	433,900,000	36,823,100
15.50%, 2/25/28(2)	UZS	24,000,000	2,160,456
			$ 43,376,854
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(4)	USD	638	$ 276,516
7.00%, 3/31/38(2)(4)	USD	300	141,750
7.65%, 4/21/25(2)(4)	USD	3,088	1,466,028
7.75%, 10/13/19(2)(4)	USD	1,450	666,683
8.25%, 10/13/24(2)(4)	USD	4,549	2,200,337
9.00%, 5/7/23(2)(4)	USD	2,110	1,063,114
9.25%, 9/15/27(4)	USD	5,764	3,041,951
9.25%, 5/7/28(2)(4)	USD	4,134	2,113,610
9.375%, 1/13/34(4)	USD	335	175,875
11.75%, 10/21/26(2)(4)	USD	1,198	685,498
11.95%, 8/5/31(2)(4)	USD	936	534,633
12.75%, 8/23/22(2)(4)	USD	751	428,878
			$ 12,794,873
Zambia — 2.0%
Zambia Government Bonds:
13.00%, 9/20/31(2)	ZMW	3,642	$ 182,633
13.00%, 6/26/33	ZMW	9,574	459,209
14.00%, 7/24/38	ZMW	3,687	170,358
14.50%, 2/16/28	ZMW	31,000	1,673,308
14.90%, 2/16/29	ZMW	35,500	1,929,438
14.98%, 2/16/31	ZMW	1,500	80,799
16.00%, 10/27/28	ZMW	10,300	572,330
16.00%, 11/24/28	ZMW	6,437	358,059
16.00%, 2/16/33	ZMW	35,019	1,899,874
16.10%, 1/26/31	ZMW	12,875	719,263
16.49%, 11/24/30	ZMW	14,805	837,933
16.60%, 2/16/36	ZMW	67,583	3,656,323
16.85%, 1/26/33	ZMW	19,092	1,060,884
16.95%, 12/22/32	ZMW	13,125	739,644

15
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
17.00%, 11/24/32	ZMW	17,381	$ 970,962
17.19%, 1/26/36	ZMW	40,160	2,219,327
17.50%, 11/24/35	ZMW	20,599	1,152,122
17.50%, 12/22/35	ZMW	14,625	817,038
17.59%, 2/16/41	ZMW	235,929	12,722,040
18.49%, 5/27/32	ZMW	3,642	220,010
18.79%, 1/26/41	ZMW	12,876	730,902
18.99%, 10/27/40	ZMW	12,701	727,789
18.99%, 11/24/40	ZMW	19,312	1,107,247
19.00%, 6/23/35	ZMW	6,437	375,193
19.00%, 8/18/35	ZMW	6,437	378,022
19.00%, 9/29/35	ZMW	2,253	132,225
22.50%, 11/25/34	ZMW	5,794	404,401
22.80%, 2/17/40	ZMW	607	40,105
26.50%, 4/30/39	ZMW	1,528	122,351
			$ 36,459,789
Total Sovereign Government Bonds (identified cost $993,725,241)			$1,031,990,617

Short-Term Investments — 32.4%
Affiliated Fund — 15.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(9)	294,953,488	$ 294,953,488
Total Affiliated Fund (identified cost $294,953,488)		$ 294,953,488

Sovereign Government Securities — 5.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills:
0.00%, 6/25/26	ALL	47,880	$ 586,527
0.00%, 1/28/27	ALL	174,740	2,095,584
			$ 2,682,111
Kazakhstan — 0.6%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,778,855	$ 10,273,166
			$ 10,273,166
Security	Principal Amount (000's omitted)		Value
Nigeria — 5.0%
Nigeria OMO Bills:
0.00%, 5/5/26	NGN	1,709,111	$ 1,242,312
0.00%, 5/12/26	NGN	2,271,489	1,652,464
0.00%, 5/19/26	NGN	4,412,450	3,196,833
0.00%, 5/26/26	NGN	17,379,504	12,540,653
0.00%, 6/2/26	NGN	7,113,833	5,097,701
0.00%, 6/23/26	NGN	5,171,423	3,674,940
0.00%, 6/30/26	NGN	13,786,625	9,761,770
0.00%, 7/7/26	NGN	4,750,898	3,352,056
0.00%, 7/10/26	NGN	590,704	413,688
0.00%, 7/14/26	NGN	17,044,006	11,984,163
0.00%, 7/28/26	NGN	2,299,810	1,606,297
0.00%, 8/4/26	NGN	1,916,212	1,333,782
0.00%, 8/11/26	NGN	13,723,318	9,518,910
0.00%, 8/18/26	NGN	4,994,578	3,426,512
0.00%, 8/25/26	NGN	1,831,892	1,261,952
0.00%, 9/1/26	NGN	1,901,221	1,305,279
0.00%, 9/8/26	NGN	4,515,347	3,084,163
0.00%, 9/22/26	NGN	2,134,003	1,437,855
0.00%, 1/12/27	NGN	16,437,948	10,657,387
0.00%, 1/19/27	NGN	9,760,545	6,311,548
			$ 92,860,265
Total Sovereign Government Securities (identified cost $102,587,570)			$ 105,815,542

U.S. Treasury Obligations — 10.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(10)	$25,000	$ 24,967,703
0.00%, 5/21/26(10)	23,697	23,649,669
0.00%, 5/28/26	28,170	28,094,680
0.00%, 6/11/26(10)	28,330	28,214,008
0.00%, 6/18/26(10)	15,303	15,229,780
0.00%, 6/25/26(10)	73,000	72,595,879
0.00%, 7/9/26	4,740	4,707,305
0.00%, 7/16/26(10)	3,260	3,235,353
Total U.S. Treasury Obligations (identified cost $200,697,635)		$ 200,694,377
Total Short-Term Investments (identified cost $598,238,693)		$ 601,463,407

16
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options — 0.1% (identified cost $1,671,277)	$ 1,148,395
Total Investments — 93.7% (identified cost $1,693,518,036)	$1,738,601,141
Total Written Options — (0.0)%† (premiums received $1,216,557)	$ (362,742)
Other Assets, Less Liabilities — 6.3%	$ 116,505,650
Net Assets — 100.0%	$1,854,744,049
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $168,051,120 or 9.1% of the Portfolio's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $56,815,627 or 3.1% of the Portfolio's net assets.
(4)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(9)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	17,000,000	CNH	6.60	11/4/26	$ 43,639
Put USD vs. Call CNH	Barclays Bank PLC	USD	11,000,000	CNH	6.75	7/7/26	22,440
Put USD vs. Call CNH	Barclays Bank PLC	USD	16,000,000	CNH	6.60	11/4/26	41,072
Put USD vs. Call CNH	Citibank, N.A.	USD	15,900,000	CNH	6.72	7/16/26	25,392
Put USD vs. Call CNH	Citibank, N.A.	USD	10,000,000	CNH	6.60	11/4/26	25,670
Put USD vs. Call CNH	Goldman Sachs International	USD	15,000,000	CNH	6.60	11/4/26	38,505
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	19,000,000	CNH	6.72	7/15/26	28,899
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	21,000,000	CNH	6.60	11/4/26	53,907
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	22,437
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	12,010
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	11,738
Put USD vs. Call KRW	Bank of America, N.A.	USD	10,700,000	KRW	1,440.00	9/8/26	84,295
Put USD vs. Call KRW	Barclays Bank PLC	USD	7,000,000	KRW	1,420.00	9/17/26	70,469
Put USD vs. Call KRW	Barclays Bank PLC	USD	8,000,000	KRW	1,425.00	10/1/26	96,592
Put USD vs. Call KRW	Citibank, N.A.	USD	7,000,000	KRW	1,440.00	9/10/26	55,475
Put USD vs. Call KRW	Citibank, N.A.	USD	8,000,000	KRW	1,420.00	9/22/26	83,016
Put USD vs. Call KRW	Goldman Sachs International	USD	11,000,000	KRW	1,440.00	8/4/26	77,374
17
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call KRW	Goldman Sachs International	USD	300,000	KRW	1,440.00	8/7/26	$ 2,140
Put USD vs. Call KRW	Goldman Sachs International	USD	7,000,000	KRW	1,420.00	9/21/26	71,792
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,440.00	8/6/26	71,050
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	5,700,000	KRW	1,440.00	8/6/26	40,498
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,440.00	9/8/26	55,146
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,420.00	9/28/26	74,914
Put USD vs. Call KRW	Standard Chartered Bank	USD	5,000,000	KRW	1,440.00	9/14/26	39,925
Total							$1,148,395
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,387,000	BRL	7.00	7/12/27	$(129,954)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,110,000	BRL	7.00	7/14/27	(104,726)
Call USD vs. Put KRW	Barclays Bank PLC	USD	7,000,000	KRW	1,590.00	9/17/26	(30,338)
Call USD vs. Put KRW	Barclays Bank PLC	USD	8,000,000	KRW	1,610.00	10/1/26	(30,000)
Call USD vs. Put KRW	Citibank, N.A.	USD	8,000,000	KRW	1,630.00	9/22/26	(20,992)
Call USD vs. Put KRW	Goldman Sachs International	USD	7,000,000	KRW	1,600.00	9/21/26	(27,223)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,630.00	9/28/26	(19,509)
Total							$(362,742)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	9,863,014	USD	1,976,108	5/4/26	$ 15,695
USD	1,971,046	BRL	9,863,014	5/4/26	(20,758)
BRL	28,136,986	USD	5,640,370	5/5/26	41,803
BRL	23,100,000	USD	4,624,162	5/5/26	40,809
USD	10,270,403	BRL	51,236,986	5/5/26	(76,741)
PHP	4,721,697	USD	80,631	5/7/26	(3,824)
PHP	9,000,000	USD	157,023	5/7/26	(10,621)
PHP	47,078,303	USD	810,298	5/7/26	(44,482)
USD	657,260	PHP	36,800,000	5/7/26	58,640
USD	267,881	PHP	15,000,000	5/7/26	23,878
USD	160,849	PHP	9,000,000	5/7/26	14,448
PHP	22,854,400	USD	396,860	5/12/26	(25,086)
PHP	31,246,864	USD	535,150	5/12/26	(26,855)
PHP	53,894,000	USD	920,242	5/12/26	(43,545)
18
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	52,334,500	USD	894,913	5/12/26	$ (43,584)
PHP	58,400,000	USD	998,205	5/12/26	(48,208)
PHP	46,946,932	USD	812,864	5/12/26	(49,174)
PHP	46,954,700	USD	815,327	5/12/26	(51,512)
PHP	46,116,800	USD	802,764	5/12/26	(52,579)
PHP	63,164,372	USD	1,101,192	5/12/26	(73,692)
PHP	64,670,000	USD	1,126,361	5/12/26	(74,369)
PHP	76,350,000	USD	1,335,257	5/12/26	(93,266)
PHP	86,146,200	USD	1,501,590	5/12/26	(100,243)
PHP	128,822,400	USD	2,202,469	5/12/26	(106,905)
PHP	166,000,000	USD	2,844,901	5/12/26	(144,567)
PHP	149,547,800	USD	2,601,284	5/12/26	(168,579)
USD	2,624,756	PHP	147,800,000	5/12/26	220,482
USD	2,316,465	PHP	130,000,000	5/12/26	201,745
USD	1,778,726	PHP	100,000,000	5/12/26	152,019
USD	1,775,757	PHP	100,000,000	5/12/26	149,050
USD	1,773,207	PHP	100,000,000	5/12/26	146,499
USD	1,772,358	PHP	100,000,000	5/12/26	145,651
USD	1,603,421	PHP	90,000,000	5/12/26	139,384
USD	1,602,850	PHP	90,000,000	5/12/26	138,813
USD	980,567	PHP	55,000,000	5/12/26	85,878
USD	801,737	PHP	45,000,000	5/12/26	69,719
USD	603,629	PHP	33,700,000	5/12/26	55,429
USD	590,222	PHP	33,200,000	5/12/26	50,155
USD	465,574	PHP	26,000,000	5/12/26	42,630
USD	445,395	PHP	25,000,000	5/12/26	38,718
USD	274,568	PHP	15,300,000	5/12/26	25,681
CLP	11,515,000,000	USD	12,862,042	5/13/26	(64,736)
BRL	372,000,000	USD	70,414,377	6/2/26	4,167,696
BRL	212,588,554	USD	40,379,610	6/2/26	2,242,151
BRL	62,920,000	USD	11,850,970	6/2/26	763,826
BRL	27,130,000	USD	5,122,607	6/2/26	316,671
BRL	20,670,000	USD	3,910,624	6/2/26	233,493
BRL	14,000,000	USD	2,650,003	6/2/26	156,849
BRL	77,000,000	USD	15,291,826	6/2/26	145,862
BRL	7,000,000	USD	1,312,616	6/2/26	90,810
BRL	8,460,000	USD	1,606,914	6/2/26	89,227
BRL	51,236,986	USD	10,198,749	6/2/26	73,726
BRL	16,888,889	USD	3,357,011	6/2/26	29,033
BRL	2,111,111	USD	418,886	6/2/26	4,369
USD	4,271,523	BRL	22,850,000	6/2/26	(309,661)
USD	10,103,995	BRL	53,195,005	6/2/26	(561,043)
USD	17,468,066	BRL	91,965,000	6/2/26	(969,946)
BRL	9,863,014	USD	1,955,647	6/3/26	21,280
19
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,967,417	BRL	10,300,000	6/3/26	$ (97,099)
CLP	28,006,370,847	USD	30,269,958	6/17/26	856,320
CLP	3,417,000,000	USD	3,838,851	6/17/26	(41,198)
CLP	2,803,500,000	USD	3,162,330	6/17/26	(46,520)
CLP	5,959,000,000	USD	6,721,637	6/17/26	(98,805)
CLP	2,320,427,000	USD	2,696,729	6/17/26	(117,806)
COP	266,790,412,187	USD	69,541,865	6/17/26	3,072,146
COP	37,238,600,000	USD	9,980,596	6/17/26	154,867
COP	2,933,928,427	USD	764,761	6/17/26	33,785
COP	5,600,000,000	USD	1,542,020	6/17/26	(17,833)
EUR	266,636,453	USD	308,592,339	6/17/26	4,965,580
EUR	29,750,000	USD	34,773,734	6/17/26	211,535
EUR	1,452,652	USD	1,681,231	6/17/26	27,053
EUR	1,298,525	USD	1,502,851	6/17/26	24,182
EUR	1,222,639	USD	1,429,100	6/17/26	8,693
IDR	57,402,281,400	USD	3,299,077	6/17/26	12,306
IDR	49,693,726,668	USD	2,854,731	6/17/26	11,966
IDR	47,781,158,814	USD	2,745,728	6/17/26	10,638
IDR	54,660,104,120	USD	3,142,921	6/17/26	10,273
IDR	56,719,153,000	USD	3,261,890	6/17/26	10,084
IDR	7,488,064,000	USD	430,546	6/17/26	1,420
IDR	7,478,073,000	USD	430,956	6/17/26	434
IDR	4,488,227,000	USD	258,491	6/17/26	423
IDR	5,639,924,000	USD	324,946	6/17/26	406
IDR	7,480,379,000	USD	431,158	6/17/26	365
IDR	4,568,817,000	USD	264,928	6/17/26	(1,365)
IDR	7,532,560,000	USD	435,950	6/17/26	(1,417)
IDR	7,429,869,000	USD	430,592	6/17/26	(1,983)
IDR	7,359,582,804	USD	427,480	6/17/26	(2,926)
IDR	15,118,915,000	USD	875,241	6/17/26	(3,072)
IDR	14,996,430,000	USD	869,706	6/17/26	(4,603)
IDR	15,031,581,258	USD	874,439	6/17/26	(7,308)
IDR	19,409,381,000	USD	1,127,443	6/17/26	(7,768)
IDR	19,595,269,200	USD	1,139,657	6/17/26	(9,259)
IDR	21,483,882,000	USD	1,251,610	6/17/26	(12,263)
IDR	36,587,714,708	USD	2,128,434	6/17/26	(17,787)
IDR	32,623,607,873	USD	1,900,257	6/17/26	(18,289)
IDR	47,993,874,000	USD	2,787,845	6/17/26	(19,209)
IDR	32,400,984,715	USD	1,888,499	6/17/26	(19,374)
IDR	48,316,100,000	USD	2,817,676	6/17/26	(30,451)
IDR	75,016,960,401	USD	4,369,581	6/17/26	(42,055)
IDR	111,009,393,000	USD	6,447,662	6/17/26	(43,830)
IDR	98,239,327,646	USD	5,725,904	6/17/26	(58,742)
IDR	111,969,850,000	USD	6,605,969	6/17/26	(146,731)
20
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	74,685,532	USD	795,005	6/17/26	$ (12,190)
INR	130,000,000	USD	1,384,452	6/17/26	(21,859)
INR	195,000,000	USD	2,076,235	6/17/26	(32,346)
INR	287,513,000	USD	3,050,319	6/17/26	(36,757)
INR	370,800,000	USD	3,974,856	6/17/26	(88,322)
INR	679,797,363	USD	7,304,300	6/17/26	(179,017)
INR	1,017,663,537	USD	10,934,612	6/17/26	(267,990)
INR	963,300,000	USD	10,425,866	6/17/26	(329,055)
INR	12,192,920,000	USD	131,010,733	6/17/26	(3,210,860)
PEN	8,610,550	USD	2,438,766	6/17/26	9,183
PEN	21,518,805	USD	6,214,107	6/17/26	(96,386)
PEN	109,857,218	USD	31,724,088	6/17/26	(492,069)
TWD	386,000,000	USD	12,161,885	6/17/26	36,444
TWD	129,000,000	USD	4,046,490	6/17/26	30,153
TWD	77,100,000	USD	2,416,398	6/17/26	20,108
TWD	129,000,000	USD	4,067,829	6/17/26	8,815
USD	155,843	CLP	144,188,976	6/17/26	(4,409)
USD	4,170,546	CLP	3,852,500,000	6/17/26	(111,122)
USD	4,580,532	CLP	4,238,000,000	6/17/26	(129,581)
USD	22,841,734	CLP	21,067,000,000	6/17/26	(572,128)
USD	5,230,381	COP	18,872,785,373	6/17/26	93,658
USD	337,113	COP	1,293,302,166	6/17/26	(14,893)
USD	751,783	COP	2,819,000,000	6/17/26	(15,481)
USD	2,478,908	COP	9,360,356,323	6/17/26	(68,759)
USD	4,500,486	COP	16,801,214,950	6/17/26	(72,405)
USD	6,784,773	COP	25,219,000,000	6/17/26	(79,240)
USD	4,687,462	COP	17,544,000,000	6/17/26	(87,598)
USD	4,067,183	COP	15,309,691,089	6/17/26	(99,751)
USD	2,659,478	COP	10,220,106,355	6/17/26	(122,193)
USD	2,332,078	COP	9,041,000,000	6/17/26	(128,667)
USD	2,918,658	COP	11,197,140,625	6/17/26	(128,937)
USD	5,644,439	COP	21,288,000,000	6/17/26	(149,649)
USD	4,765,666	COP	18,283,000,000	6/17/26	(210,532)
USD	6,130,906	COP	23,520,606,000	6/17/26	(270,845)
USD	9,536,362	COP	36,585,300,000	6/17/26	(421,287)
USD	268,538	EUR	232,028	6/17/26	(4,321)
USD	3,810,832	EUR	3,260,284	6/17/26	(23,182)
USD	2,501,778	EUR	2,161,639	6/17/26	(40,256)
USD	3,133,090	EUR	2,707,118	6/17/26	(50,415)
USD	3,922,744	EUR	3,389,412	6/17/26	(63,121)
USD	14,974,382	EUR	12,811,045	6/17/26	(91,092)
USD	6,536,699	EUR	5,647,976	6/17/26	(105,182)
USD	7,462,700	EUR	6,448,079	6/17/26	(120,083)
USD	8,795,878	EUR	7,600,000	6/17/26	(141,535)
21
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	18,588,328	EUR	16,061,079	6/17/26	$ (299,106)
USD	26,069,090	EUR	22,524,764	6/17/26	(419,479)
USD	29,320,647	EUR	25,334,243	6/17/26	(471,800)
USD	41,309,265	EUR	35,692,901	6/17/26	(664,710)
USD	67,996,976	EUR	58,752,180	6/17/26	(1,094,144)
USD	5,255,201	IDR	89,969,041,197	6/17/26	65,130
USD	3,065,578	IDR	52,525,614,900	6/17/26	35,517
USD	905,407	IDR	15,496,952,409	6/17/26	11,430
USD	876,818	IDR	15,038,226,000	6/17/26	9,304
USD	876,270	IDR	15,030,661,500	6/17/26	9,192
USD	792,391	IDR	13,577,462,034	6/17/26	9,144
USD	568,088	IDR	9,742,715,376	6/17/26	6,057
USD	551,055	IDR	9,457,213,836	6/17/26	5,494
USD	455,096	IDR	7,794,378,365	6/17/26	5,459
USD	453,877	IDR	7,783,030,865	6/17/26	4,895
USD	27,184,395	INR	2,530,000,000	6/17/26	666,245
USD	2,216,346	INR	206,271,131	6/17/26	54,319
USD	2,396,067	INR	225,300,000	6/17/26	34,589
USD	1,145,590	INR	108,000,000	6/17/26	13,590
USD	159,881	INR	15,000,000	6/17/26	2,658
USD	158,529	INR	15,000,000	6/17/26	1,307
USD	164,691	INR	15,600,000	6/17/26	1,180
USD	42,634	INR	4,000,000	6/17/26	709
USD	42,278	INR	4,000,000	6/17/26	353
USD	42,222	INR	4,000,000	6/17/26	296
USD	42,211	INR	4,000,000	6/17/26	285
USD	35,893	INR	3,400,000	6/17/26	256
USD	42,163	INR	4,000,000	6/17/26	237
USD	42,156	INR	4,000,000	6/17/26	230
USD	36,904	INR	3,500,000	6/17/26	218
USD	36,885	INR	3,500,000	6/17/26	200
USD	31,628	INR	3,000,000	6/17/26	184
USD	16,374,675	PEN	56,703,795	6/17/26	253,986
USD	6,340,436	PEN	21,518,805	6/17/26	222,715
USD	11,948,590	PEN	41,376,723	6/17/26	185,333
USD	5,636,900	PEN	19,520,000	6/17/26	87,433
USD	2,503,050	COP	9,437,000,000	6/18/26	(64,953)
TWD	82,130,000	USD	2,562,559	7/8/26	31,567
TWD	68,430,000	USD	2,133,770	7/8/26	27,633
TWD	68,450,000	USD	2,135,232	7/8/26	26,802
TWD	55,120,000	USD	1,720,618	7/8/26	20,380
TWD	54,750,000	USD	1,709,063	7/8/26	20,249
TWD	54,660,000	USD	1,707,538	7/8/26	18,931
TWD	27,340,000	USD	852,538	7/8/26	11,012
22
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	54,110,000	USD	1,700,118	7/8/26	$ 8,979
TWD	42,710,000	USD	1,343,361	7/8/26	5,660
TWD	40,674,200	USD	1,285,531	7/8/26	(812)
TWD	32,326,000	USD	1,022,101	7/8/26	(1,065)
TWD	40,385,000	USD	1,277,319	7/8/26	(1,735)
TWD	39,980,100	USD	1,265,634	7/8/26	(2,838)
TWD	46,153,500	USD	1,461,016	7/8/26	(3,230)
TWD	50,411,800	USD	1,595,563	7/8/26	(3,276)
TWD	59,996,900	USD	1,898,396	7/8/26	(3,358)
TWD	32,775,700	USD	1,039,080	7/8/26	(3,840)
TWD	51,500,600	USD	1,630,540	7/8/26	(3,863)
TWD	35,796,200	USD	1,134,586	7/8/26	(3,942)
IDR	143,377,256,061	USD	8,417,419	9/17/26	(187,813)
IDR	1,263,386,042,253	USD	74,246,947	9/17/26	(1,730,784)
USD	26,801,751	IDR	456,058,591,580	9/17/26	624,780
USD	24,895,510	IDR	423,622,000,000	9/17/26	580,344
USD	14,073,795	IDR	239,479,700,000	9/17/26	328,077
USD	13,072,814	IDR	222,447,000,000	9/17/26	304,743
USD	8,765,485	IDR	149,074,600,000	9/17/26	208,862
USD	8,011,518	IDR	136,299,160,060	9/17/26	188,183
USD	8,271,447	IDR	143,377,256,061	9/17/26	41,841
USD	1,274,709	IDR	21,690,444,608	9/17/26	29,715
USD	1,184,003	IDR	20,147,000,000	9/17/26	27,601
TWD	34,784,000	USD	1,089,724	10/8/26	7,981
TWD	40,830,000	USD	1,281,343	10/8/26	7,161
TWD	25,790,000	USD	808,236	10/8/26	5,639
TWD	25,806,000	USD	809,726	10/8/26	4,653
TWD	38,000,000	USD	1,203,745	10/8/26	(4,550)
TWD	39,810,000	USD	1,262,699	10/8/26	(6,384)
TWD	54,680,000	USD	1,733,122	10/8/26	(7,543)
TWD	67,270,000	USD	2,132,861	10/8/26	(9,970)
TWD	63,683,338	USD	2,017,984	10/22/26	(8,472)
TWD	117,046,662	USD	3,706,471	10/22/26	(13,094)
					$6,885,749
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	317,055,353	USD	684,652	Deutsche Bank AG	5/4/26	$ —	$ (288)
KZT	193,339,044	USD	420,600	Deutsche Bank AG	5/4/26	—	(3,278)
KZT	123,716,309	USD	221,515	ICBC Standard Bank plc	5/4/26	45,526	—
23
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	369,491,000	USD	102,494	Citibank, N.A.	5/4/26	$ —	$ (4,390)
UGX	2,798,146,000	USD	751,689	Citibank, N.A.	5/4/26	—	(8,748)
UGX	1,746,356,000	USD	471,669	Deutsche Bank AG	5/4/26	—	(7,991)
UGX	3,426,490,000	USD	919,870	Standard Chartered Bank	5/4/26	—	(10,097)
UGX	3,651,631,000	USD	1,017,167	Standard Chartered Bank	5/4/26	—	(47,616)
USD	1,067,830	EGP	56,648,396	Citibank, N.A.	5/4/26	11,351	—
USD	325,537	IDR	5,639,924,000	BNP Paribas	5/4/26	—	(282)
USD	431,560	IDR	7,478,073,000	HSBC Bank USA, N.A.	5/4/26	—	(449)
USD	431,519	IDR	7,480,379,000	Standard Chartered Bank	5/4/26	—	(623)
USD	431,539	IDR	7,488,064,000	Standard Chartered Bank	5/4/26	—	(1,047)
USD	417,498	KZT	193,339,044	Deutsche Bank AG	5/4/26	176	—
USD	618,886	KZT	317,055,353	Deutsche Bank AG	5/4/26	—	(65,477)
USD	763,478	UGX	2,798,146,000	Citibank, N.A.	5/4/26	20,537	—
USD	99,259	UGX	369,491,000	Citibank, N.A.	5/4/26	1,155	—
USD	469,138	UGX	1,746,356,000	Deutsche Bank AG	5/4/26	5,460	—
USD	675,576	UGX	2,435,452,000	Standard Chartered Bank	5/4/26	28,935	—
USD	450,384	UGX	1,621,382,000	Standard Chartered Bank	5/4/26	19,888	—
USD	264,411	UGX	986,252,484	Standard Chartered Bank	5/4/26	2,549	—
USD	1,054,970	EGP	56,654,516	Citibank, N.A.	5/5/26	—	(1,049)
USD	476,359	IDR	8,286,260,000	HSBC Bank USA, N.A.	5/5/26	—	(2,339)
USD	2,804,269	ZAR	47,000,000	Goldman Sachs International	5/5/26	—	(17,283)
USD	2,959,641	ZAR	49,600,000	Goldman Sachs International	5/5/26	—	(17,997)
USD	448,998	ZMW	8,530,969	Citibank, N.A.	5/5/26	—	(7,814)
EUR	6,290,311	USD	7,360,224	BNP Paribas	5/8/26	23,433	—
EUR	1,600,000	USD	1,874,226	Citibank, N.A.	5/8/26	3,877	—
EUR	14,198,405	USD	16,710,695	Citibank, N.A.	5/8/26	—	(44,405)
EUR	27,669,044	USD	32,522,786	HSBC Bank USA, N.A.	5/8/26	—	(44,469)
EUR	5,169,904	USD	6,048,832	JPMorgan Chase Bank, N.A.	5/8/26	19,675	—
EUR	21,716	USD	25,443	Standard Chartered Bank	5/8/26	48	—
EUR	4,800,000	USD	5,642,665	Standard Chartered Bank	5/8/26	—	(8,357)
EUR	97,014	USD	113,611	State Street Bank and Trust Company	5/8/26	265	—
EUR	1,420,874	USD	1,665,436	UBS AG	5/8/26	2,405	—
USD	892,237	EUR	769,652	Bank of America, N.A.	5/8/26	—	(11,191)
USD	10,367,587	EUR	8,853,183	Bank of America, N.A.	5/8/26	—	(24,405)
USD	4,040,850	EUR	3,449,616	Citibank, N.A.	5/8/26	—	(8,358)
USD	8,289,922	EUR	7,076,987	Citibank, N.A.	5/8/26	—	(17,146)
USD	1,968,848	EUR	1,677,297	HSBC Bank USA, N.A.	5/8/26	13	—
USD	1,470,631	EUR	1,256,858	Standard Chartered Bank	5/8/26	—	(4,687)
USD	3,401,077	EUR	2,907,407	UBS AG	5/8/26	—	(11,679)
USD	619,981	VND	16,348,886,000	Citibank, N.A.	5/8/26	—	(211)
VND	16,348,886,000	USD	622,862	Citibank, N.A.	5/8/26	—	(2,671)
EUR	1,034,203	RON	5,683,463	Barclays Bank PLC	5/12/26	—	(69,223)
RON	5,683,463	EUR	1,063,124	JPMorgan Chase Bank, N.A.	5/12/26	35,268	—
TRY	505,686,967	USD	11,085,825	Standard Chartered Bank	5/12/26	28,037	—
24
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	17,656,110	USD	387,666	Standard Chartered Bank	5/12/26	$ 376	$ —
UGX	2,050,085,605	USD	550,552	Citibank, N.A.	5/13/26	—	(7,064)
USD	1,886,962	KZT	905,270,000	Deutsche Bank AG	5/13/26	—	(60,796)
USD	1,886,962	KZT	905,270,000	Deutsche Bank AG	5/13/26	—	(60,796)
USD	3,773,924	KZT	1,806,766,000	Deutsche Bank AG	5/13/26	—	(113,473)
USD	225,192	UGX	837,714,000	Citibank, N.A.	5/13/26	3,110	—
TRY	251,166,944	USD	5,372,828	Standard Chartered Bank	5/18/26	116,127	—
USD	5,324,958	TRY	251,166,944	Standard Chartered Bank	5/18/26	—	(163,998)
TRY	1,324,144,762	USD	28,220,051	Standard Chartered Bank	5/20/26	663,264	—
USD	6,398,742	TRY	300,621,694	Standard Chartered Bank	5/20/26	—	(158,661)
USD	21,721,453	TRY	1,023,523,068	Standard Chartered Bank	5/20/26	—	(604,459)
VND	11,493,930,700	USD	438,315	Goldman Sachs International	5/26/26	—	(2,917)
KZT	2,081,517,475	USD	4,041,782	Bank of America, N.A.	6/8/26	390,574	—
KZT	1,052,799,419	USD	2,026,563	Bank of America, N.A.	6/8/26	215,254	—
KZT	1,051,772,058	USD	2,026,536	Bank of America, N.A.	6/8/26	213,094	—
KZT	896,476,027	USD	1,735,675	Bank of America, N.A.	6/8/26	173,269	—
KZT	1,843,233,303	USD	3,448,519	Deutsche Bank AG	6/8/26	476,438	—
USD	415,003	KZT	193,339,044	Deutsche Bank AG	6/8/26	3,309	—
USD	1,150,711	KZT	594,514,783	Deutsche Bank AG	6/8/26	—	(115,241)
USD	5,437,335	KZT	2,640,234,094	Deutsche Bank AG	6/8/26	—	(184,745)
USD	4,349,843	KZT	2,255,393,351	Deutsche Bank AG	6/8/26	—	(452,762)
USD	250,905	UYU	9,976,000	Citibank, N.A.	6/8/26	3,939	—
KZT	1,617,913,000	USD	3,199,037	Deutsche Bank AG	6/11/26	242,031	—
KZT	1,614,874,000	USD	3,199,037	Deutsche Bank AG	6/11/26	235,568	—
KZT	1,623,512,000	USD	3,199,064	Standard Chartered Bank	6/11/26	253,913	—
USD	1,886,961	KZT	919,233,000	Deutsche Bank AG	6/11/26	—	(68,116)
USD	3,773,924	KZT	1,834,127,000	Deutsche Bank AG	6/11/26	—	(127,001)
KZT	832,213,140	USD	1,644,365	Deutsche Bank AG	6/12/26	124,932	—
KZT	832,048,703	USD	1,644,365	Deutsche Bank AG	6/12/26	124,582	—
KZT	831,062,084	USD	1,644,365	Deutsche Bank AG	6/12/26	122,485	—
KZT	832,048,703	USD	1,644,365	Deutsche Bank AG	6/15/26	122,483	—
KZT	332,753,707	USD	657,746	Deutsche Bank AG	6/15/26	48,854	—
MYR	11,369,000	USD	2,879,686	Barclays Bank PLC	6/16/26	—	(12,172)
MYR	118,583,045	USD	30,284,770	Barclays Bank PLC	6/16/26	—	(375,493)
MYR	409,890,250	USD	104,681,339	Barclays Bank PLC	6/16/26	—	(1,297,918)
MYR	65,000,000	USD	16,590,097	Goldman Sachs International	6/16/26	—	(195,654)
MYR	223,000,000	USD	56,916,794	Goldman Sachs International	6/16/26	—	(671,244)
USD	27,386,422	MYR	107,300,000	Goldman Sachs International	6/16/26	322,980	—
USD	3,326,366	MYR	13,050,000	Goldman Sachs International	6/16/26	34,867	—
CNH	1,185,056,789	USD	172,239,441	Barclays Bank PLC	6/17/26	1,737,405	—
CNH	661,171,267	USD	96,096,466	Barclays Bank PLC	6/17/26	969,340	—
CNH	20,000,000	USD	2,906,855	Barclays Bank PLC	6/17/26	29,322	—
CNY	60,630,000	USD	8,851,244	State Street Bank and Trust Company	6/17/26	18,381	—
CZK	1,943,510,597	EUR	79,362,757	Bank of America, N.A.	6/17/26	263,314	—
25
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	91,000,000	EUR	3,715,962	Bank of America, N.A.	6/17/26	$ 12,329	$ —
CZK	596,700,000	EUR	24,387,951	Barclays Bank PLC	6/17/26	55,137	—
CZK	55,900,000	EUR	2,291,969	Barclays Bank PLC	6/17/26	—	(3,371)
EUR	3,817,161	CZK	93,478,254	Bank of America, N.A.	6/17/26	—	(12,665)
EUR	6,711,845	CZK	164,366,029	Bank of America, N.A.	6/17/26	—	(22,269)
EUR	10,804,873	CZK	264,600,000	Bank of America, N.A.	6/17/26	—	(35,849)
EUR	12,099,242	CZK	296,328,580	Barclays Bank PLC	6/17/26	—	(41,629)
EUR	3,548,122	CZK	87,200,000	JPMorgan Chase Bank, N.A.	6/17/26	—	(26,711)
EUR	12,262,561	CZK	300,371,420	Societe Generale	6/17/26	—	(44,258)
EUR	956,185	HUF	378,064,646	Bank of America, N.A.	6/17/26	—	(90,881)
EUR	8,784,367	HUF	3,390,326,414	Deutsche Bank AG	6/17/26	—	(568,377)
EUR	1,665,302	HUF	630,744,737	Goldman Sachs International	6/17/26	—	(69,244)
EUR	10,255,777	HUF	4,091,850,000	Goldman Sachs International	6/17/26	—	(1,093,160)
EUR	275,571	HUF	107,818,115	HSBC Bank USA, N.A.	6/17/26	—	(22,528)
EUR	2,887,393	HUF	1,062,319,734	JPMorgan Chase Bank, N.A.	6/17/26	—	(19,440)
EUR	1,256,858	HUF	475,726,879	JPMorgan Chase Bank, N.A.	6/17/26	—	(51,243)
EUR	4,923,609	HUF	1,949,700,000	JPMorgan Chase Bank, N.A.	6/17/26	—	(477,482)
EUR	33,019,347	HUF	13,075,331,093	JPMorgan Chase Bank, N.A.	6/17/26	—	(3,202,149)
EUR	109,393	HUF	42,851,063	UBS AG	6/17/26	—	(9,106)
EUR	763,724	HUF	293,605,180	UBS AG	6/17/26	—	(45,705)
EUR	1,050,005	HUF	412,376,098	UBS AG	6/17/26	—	(90,849)
EUR	2,660,601	PLN	11,400,000	Deutsche Bank AG	6/17/26	—	(15,950)
EUR	2,002,116	PLN	8,600,000	Goldman Sachs International	6/17/26	—	(17,918)
EUR	24,369,807	PLN	104,700,000	Societe Generale	6/17/26	—	(223,771)
EUR	6,286,073	PLN	26,805,424	UBS AG	6/17/26	—	(2,155)
EUR	18,971,656	PLN	80,900,000	UBS AG	6/17/26	—	(6,503)
EUR	19,577,287	PLN	83,482,562	UBS AG	6/17/26	—	(6,711)
EUR	48,393,614	RON	249,055,606	Barclays Bank PLC	6/17/26	816,267	—
EUR	7,500,307	RON	38,600,000	Barclays Bank PLC	6/17/26	126,509	—
HUF	1,868,661,675	EUR	5,140,687	Bank of America, N.A.	6/17/26	—	(38,303)
HUF	7,083,554,974	EUR	18,353,556	Deutsche Bank AG	6/17/26	1,187,535	—
HUF	889,611,602	EUR	2,308,948	Goldman Sachs International	6/17/26	144,488	—
HUF	2,679,374,194	EUR	7,296,473	HSBC Bank USA, N.A.	6/17/26	32,670	—
HUF	3,294,503,967	EUR	8,980,459	HSBC Bank USA, N.A.	6/17/26	29,746	—
HUF	32,242,305,106	EUR	81,422,018	JPMorgan Chase Bank, N.A.	6/17/26	7,896,141	—
HUF	6,808,244,913	EUR	18,547,791	Societe Generale	6/17/26	74,105	—
JPY	889,781	USD	5,664	UBS AG	6/17/26	39	—
KZT	1,646,831,573	USD	3,288,730	Deutsche Bank AG	6/17/26	205,539	—
MXN	2,900,356,495	USD	161,928,866	BNP Paribas	6/17/26	3,507,959	—
MXN	46,216,002	USD	2,580,271	BNP Paribas	6/17/26	55,898	—
MXN	45,300,000	USD	2,612,904	Deutsche Bank AG	6/17/26	—	(28,985)
MXN	52,480,000	USD	2,923,811	Goldman Sachs International	6/17/26	69,657	—
MXN	324,170,000	USD	18,495,464	Goldman Sachs International	6/17/26	—	(4,753)
PLN	15,700,000	EUR	3,690,896	Deutsche Bank AG	6/17/26	—	(9,472)
26
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	104,700,000	EUR	24,456,331	HSBC Bank USA, N.A.	6/17/26	$ 122,020	$ —
PLN	18,800,000	EUR	4,377,508	HSBC Bank USA, N.A.	6/17/26	38,241	—
PLN	7,932,000	EUR	1,868,353	Standard Chartered Bank	6/17/26	—	(9,052)
PLN	439,262,795	EUR	103,010,418	UBS AG	6/17/26	35,311	—
PLN	69,338,374	EUR	16,260,369	UBS AG	6/17/26	5,574	—
PLN	16,122,277	EUR	3,780,795	UBS AG	6/17/26	1,296	—
PLN	6,500,000	EUR	1,524,299	UBS AG	6/17/26	523	—
RON	5,000,000	EUR	971,542	Barclays Bank PLC	6/17/26	—	(16,387)
RON	32,030,000	EUR	6,256,272	Barclays Bank PLC	6/17/26	—	(143,281)
RON	181,401,061	EUR	35,247,763	Barclays Bank PLC	6/17/26	—	(594,533)
THB	69,879,000	USD	2,172,730	Standard Chartered Bank	6/17/26	—	(21,856)
THB	70,032,000	USD	2,197,555	Standard Chartered Bank	6/17/26	—	(41,972)
THB	241,380,000	USD	7,686,821	Standard Chartered Bank	6/17/26	—	(257,149)
THB	538,875,687	USD	17,115,424	Standard Chartered Bank	6/17/26	—	(528,842)
THB	3,778,482,220	USD	120,009,726	Standard Chartered Bank	6/17/26	—	(3,708,125)
USD	7,195,380	CNH	49,506,280	Barclays Bank PLC	6/17/26	—	(72,581)
USD	27,697,100	CNH	190,564,000	Barclays Bank PLC	6/17/26	—	(279,385)
USD	29,971,458	CNH	206,212,234	Barclays Bank PLC	6/17/26	—	(302,327)
USD	49,837,385	CNH	342,895,515	Barclays Bank PLC	6/17/26	—	(502,717)
USD	3,567,606	CNH	24,450,000	Citibank, N.A.	6/17/26	—	(21,871)
USD	14,641,316	CNH	100,200,000	JPMorgan Chase Bank, N.A.	6/17/26	—	(68,932)
USD	2,740,895	INR	257,000,000	Barclays Bank PLC	6/17/26	47,154	—
USD	366,031	MXN	6,556,095	BNP Paribas	6/17/26	—	(7,930)
USD	26,647,982	MXN	477,300,000	BNP Paribas	6/17/26	—	(577,291)
USD	31,839,205	MXN	570,281,555	BNP Paribas	6/17/26	—	(689,751)
USD	107,320,510	MXN	1,922,249,851	BNP Paribas	6/17/26	—	(2,324,946)
USD	45,462,829	MXN	796,827,000	Goldman Sachs International	6/17/26	11,682	—
USD	22,620,439	THB	712,200,000	Standard Chartered Bank	6/17/26	698,938	—
USD	2,241,717	THB	70,580,000	Standard Chartered Bank	6/17/26	69,266	—
USD	2,267,614	THB	71,660,000	Standard Chartered Bank	6/17/26	61,921	—
USD	2,758,599	THB	89,400,000	Standard Chartered Bank	6/17/26	6,869	—
USD	2,531,239	ZAR	43,510,883	Bank of America, N.A.	6/17/26	—	(72,398)
USD	3,059,305	ZAR	51,549,615	Barclays Bank PLC	6/17/26	—	(25,360)
USD	16,882,227	ZAR	284,467,273	Barclays Bank PLC	6/17/26	—	(139,942)
USD	5,564,346	ZAR	95,780,672	Barclays Bank PLC	6/17/26	—	(167,051)
USD	24,477,289	ZAR	412,415,388	Barclays Bank PLC	6/17/26	—	(201,136)
USD	108,104,891	ZAR	1,821,448,498	Barclays Bank PLC	6/17/26	—	(888,327)
USD	38,985,257	ZAR	673,458,617	Citibank, N.A.	6/17/26	—	(1,313,671)
USD	50,419,560	ZAR	837,842,000	Goldman Sachs International	6/17/26	284,135	—
USD	26,718,981	ZAR	444,000,000	Goldman Sachs International	6/17/26	150,572	—
USD	20,255,876	ZAR	336,600,000	Goldman Sachs International	6/17/26	114,150	—
USD	7,111,685	ZAR	118,173,363	HSBC Bank USA, N.A.	6/17/26	40,337	—
USD	2,097,091	ZAR	36,031,387	Standard Chartered Bank	6/17/26	—	(58,982)
USD	2,091,116	ZAR	36,068,826	Standard Chartered Bank	6/17/26	—	(67,198)
27
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,572,422	ZAR	198,832,727	Standard Chartered Bank	6/17/26	$ —	$ (325,482)
UYU	100,100,000	USD	2,472,826	Citibank, N.A.	6/17/26	3,562	—
VND	16,489,097,930	USD	618,415	Citibank, N.A.	6/17/26	5,073	—
ZAR	85,600,694	USD	5,063,392	Bank of America, N.A.	6/17/26	58,847	—
ZAR	86,440,368	USD	5,116,843	Bank of America, N.A.	6/17/26	55,641	—
ZAR	71,360,000	USD	4,347,697	Bank of America, N.A.	6/17/26	—	(77,603)
ZAR	100,999,017	USD	6,143,823	Bank of America, N.A.	6/17/26	—	(100,167)
ZAR	1,775,678,540	USD	105,388,396	Barclays Bank PLC	6/17/26	866,005	—
ZAR	606,318,699	USD	35,985,655	Barclays Bank PLC	6/17/26	295,704	—
ZAR	30,223,842	USD	1,838,323	Barclays Bank PLC	6/17/26	—	(29,765)
ZAR	31,014,894	USD	1,886,437	Barclays Bank PLC	6/17/26	—	(30,544)
ZAR	43,816,074	USD	2,671,741	Barclays Bank PLC	6/17/26	—	(49,842)
ZAR	44,962,875	USD	2,741,669	Barclays Bank PLC	6/17/26	—	(51,146)
ZAR	176,434,407	USD	10,660,437	Barclays Bank PLC	6/17/26	—	(102,821)
ZAR	47,000,000	USD	2,795,185	Goldman Sachs International	6/17/26	17,236	—
ZAR	59,611,840	USD	3,587,314	Goldman Sachs International	6/17/26	—	(20,216)
ZAR	263,471,108	USD	16,082,767	Goldman Sachs International	6/17/26	—	(316,983)
ZAR	30,438,367	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(20,007)
ZAR	31,235,033	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(20,531)
ZAR	27,665,716	USD	1,676,202	HSBC Bank USA, N.A.	6/17/26	—	(20,720)
ZAR	30,419,953	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(21,109)
ZAR	31,216,137	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(21,662)
ZAR	30,388,649	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(22,982)
ZAR	30,387,729	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(23,038)
ZAR	30,379,442	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(23,533)
ZAR	30,379,442	USD	1,841,402	HSBC Bank USA, N.A.	6/17/26	—	(23,533)
ZAR	31,184,014	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(23,584)
ZAR	31,183,069	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(23,641)
ZAR	31,174,566	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(24,149)
ZAR	31,174,566	USD	1,889,597	HSBC Bank USA, N.A.	6/17/26	—	(24,149)
ZAR	33,914,407	USD	2,054,796	HSBC Bank USA, N.A.	6/17/26	—	(25,400)
ZAR	30,231,578	USD	1,841,402	JPMorgan Chase Bank, N.A.	6/17/26	—	(32,381)
ZAR	31,022,831	USD	1,889,597	JPMorgan Chase Bank, N.A.	6/17/26	—	(33,229)
ZAR	685,528,892	USD	41,784,746	Societe Generale	6/17/26	—	(763,547)
ZAR	44,546,341	USD	2,710,959	UBS AG	6/17/26	—	(45,361)
ZAR	45,712,257	USD	2,781,913	UBS AG	6/17/26	—	(46,548)
MYR	15,200,000	USD	3,866,799	Barclays Bank PLC	6/18/26	—	(32,803)
KZT	954,800,000	USD	1,754,663	Deutsche Bank AG	6/22/26	267,249	—
USD	1,150,711	KZT	597,506,632	Deutsche Bank AG	6/22/26	—	(114,586)
USD	680,437	KZT	357,293,368	Standard Chartered Bank	6/22/26	—	(76,178)
EGP	187,557,674	USD	3,740,120	Bank of America, N.A.	6/24/26	—	(330,626)
USD	3,747,406	EGP	187,557,674	Standard Chartered Bank	6/24/26	337,912	—
USD	1,003,624	UYU	41,538,000	Bank of America, N.A.	6/24/26	—	(23,445)
USD	752,734	UYU	30,832,000	Citibank, N.A.	6/25/26	—	(9,561)
28
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	7,112,062	USD	140,222	Bank of America, N.A.	6/29/26	$ —	$ (11,221)
USD	140,416	EGP	7,112,062	JPMorgan Chase Bank, N.A.	6/29/26	11,415	—
USD	53,801	UYU	2,194,000	Goldman Sachs International	6/29/26	—	(427)
KZT	286,815,682	USD	539,330	ICBC Standard Bank plc	6/30/26	66,129	—
USD	545,573	KZT	286,815,682	Standard Chartered Bank	6/30/26	—	(59,885)
USD	1,104,009	NGN	1,561,069,000	Standard Chartered Bank	6/30/26	—	(7,040)
ZMW	4,532,799	USD	198,200	Standard Chartered Bank	6/30/26	43,521	—
USD	21,293,037	BRL	124,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(3,395,982)
USD	552,005	NGN	787,711,000	Standard Chartered Bank	7/2/26	—	(8,267)
USD	1,104,009	NGN	1,587,565,000	Standard Chartered Bank	7/2/26	—	(25,172)
USD	999,025	UYU	41,000,000	Bank of America, N.A.	7/8/26	—	(13,670)
VND	8,140,479,280	USD	305,746	Goldman Sachs International	7/10/26	1,471	—
VND	39,406,439,508	USD	1,473,138	Citibank, N.A.	7/13/26	13,672	—
VND	15,555,180,000	USD	581,285	Standard Chartered Bank	7/13/26	5,614	—
KZT	938,290,000	USD	1,749,236	Societe Generale	7/21/26	216,241	—
USD	1,201,865	KZT	639,392,371	Deutsche Bank AG	7/21/26	—	(137,497)
USD	564,209	KZT	298,897,629	Standard Chartered Bank	7/21/26	—	(61,905)
KZT	749,558,000	USD	1,399,528	Deutsche Bank AG	7/22/26	170,048	—
USD	174,134	KZT	92,284,028	Deutsche Bank AG	7/22/26	—	(19,109)
USD	1,201,865	KZT	639,272,185	Deutsche Bank AG	7/22/26	—	(136,772)
VND	23,305,986,582	USD	875,671	JPMorgan Chase Bank, N.A.	7/22/26	3,022	—
KZT	954,800,000	USD	1,787,513	ICBC Standard Bank plc	7/23/26	211,133	—
UGX	1,685,784,000	USD	453,781	Standard Chartered Bank	7/24/26	—	(13,900)
USD	450,384	UGX	1,655,161,000	Standard Chartered Bank	7/24/26	18,493	—
KZT	719,000,000	USD	1,351,468	Deutsche Bank AG	7/27/26	151,460	—
USD	1,201,865	KZT	639,813,024	Deutsche Bank AG	7/27/26	—	(135,538)
USD	471,121	UGX	1,714,881,000	ICBC Standard Bank plc	7/27/26	23,958	—
TRY	178,242,677	USD	3,613,374	Standard Chartered Bank	7/28/26	31,888	—
UGX	868,784,000	USD	231,616	Standard Chartered Bank	7/28/26	—	(5,129)
UGX	865,256,000	USD	231,261	Standard Chartered Bank	7/28/26	—	(5,694)
USD	3,590,569	TRY	178,242,677	Standard Chartered Bank	7/28/26	—	(54,692)
USD	450,384	UGX	1,650,657,000	Standard Chartered Bank	7/28/26	20,067	—
KZT	5,866,104,360	USD	11,004,668	Deutsche Bank AG	7/29/26	1,248,618	—
KZT	4,952,628,000	USD	9,340,766	ICBC Standard Bank plc	8/3/26	986,201	—
KZT	1,926,000,000	USD	3,678,380	Deutsche Bank AG	8/6/26	333,371	—
KZT	514,915,000	USD	894,913	Deutsche Bank AG	8/7/26	177,248	—
KZT	514,945,000	USD	894,492	Deutsche Bank AG	8/10/26	176,596	—
VND	16,348,886,000	USD	611,402	Citibank, N.A.	8/12/26	3,821	—
EUR	10,648,464	PLN	46,443,277	Barclays Bank PLC	9/2/26	—	(245,120)
PLN	46,443,277	EUR	10,933,876	Barclays Bank PLC	9/2/26	—	(91,523)
EUR	10,918,643	PLN	47,738,492	Barclays Bank PLC	9/4/26	—	(282,386)
KZT	1,097,017,077	USD	2,054,724	Bank of America, N.A.	9/4/26	207,135	—
KZT	1,095,681,507	USD	2,054,724	Bank of America, N.A.	9/4/26	204,381	—
PLN	47,738,492	EUR	11,236,288	Barclays Bank PLC	9/4/26	—	(92,300)
29
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	21,835,109	PLN	95,091,901	Barclays Bank PLC	9/8/26	$ —	$ (456,520)
KZT	1,091,736,437	USD	2,048,670	Bank of America, N.A.	9/8/26	199,157	—
PLN	95,091,901	EUR	22,377,987	Barclays Bank PLC	9/8/26	—	(183,934)
EUR	16,022,181	PLN	69,760,576	Barclays Bank PLC	9/9/26	—	(329,715)
PLN	69,760,576	EUR	16,418,116	Barclays Bank PLC	9/9/26	—	(137,400)
KZT	1,725,761,095	USD	3,288,730	Deutsche Bank AG	9/14/26	257,093	—
KZT	1,470,018,955	USD	2,811,819	Deutsche Bank AG	9/14/26	208,545	—
USD	524,887	EGP	31,467,000	Deutsche Bank AG	9/15/26	—	(28,853)
KZT	1,718,525,888	USD	3,288,730	Deutsche Bank AG	9/16/26	239,768	—
KZT	857,865,234	USD	1,644,365	Deutsche Bank AG	9/16/26	117,014	—
MNT	1,284,122,600	USD	335,280	JPMorgan Chase Bank, N.A.	9/28/26	15,899	—
MNT	1,323,083,000	USD	344,822	JPMorgan Chase Bank, N.A.	10/5/26	16,654	—
UZS	14,318,913,000	USD	889,373	Deutsche Bank AG	10/5/26	273,135	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	150,196	—
RUB	118,401,000	USD	1,477,980	Deutsche Bank AG	10/14/26	8,836	—
KZT	1,660,336,000	USD	2,718,520	Deutsche Bank AG	10/15/26	656,427	—
USD	450,384	UGX	1,661,917,000	Standard Chartered Bank	10/20/26	25,327	—
USD	145,803	UGX	554,613,507	Standard Chartered Bank	10/20/26	3,953	—
USD	450,384	UGX	1,675,429,000	Standard Chartered Bank	10/21/26	21,967	—
KZT	1,644,105,000	USD	2,697,465	Deutsche Bank AG	10/23/26	635,300	—
USD	450,384	UGX	1,673,177,000	Standard Chartered Bank	10/23/26	22,735	—
KZT	2,513,643,000	USD	4,154,095	Deutsche Bank AG	10/27/26	934,314	—
KZT	1,478,011,000	USD	2,705,741	Bank of America, N.A.	11/2/26	280,072	—
KZT	528,673,641	USD	894,492	Deutsche Bank AG	11/3/26	173,145	—
UGX	3,056,768,000	USD	829,516	Standard Chartered Bank	11/3/26	—	(50,162)
USD	900,768	UGX	3,355,361,000	Standard Chartered Bank	11/3/26	45,284	—
USD	225,192	UGX	838,840,000	Standard Chartered Bank	11/6/26	11,468	—
ZMW	7,997,000	USD	329,501	Societe Generale	11/6/26	91,617	—
UGX	1,334,129,464	USD	360,089	Standard Chartered Bank	11/10/26	—	(20,500)
USD	450,384	UGX	1,682,184,000	Standard Chartered Bank	11/10/26	22,201	—
USD	450,384	UGX	1,683,085,000	Standard Chartered Bank	11/10/26	21,972	—
KES	89,687,000	USD	676,883	Standard Chartered Bank	11/12/26	—	(12,282)
USD	647,560	KES	89,687,000	Standard Chartered Bank	11/12/26	—	(17,041)
USD	450,384	UGX	1,691,192,000	Standard Chartered Bank	11/12/26	20,115	—
USD	225,192	UGX	857,982,000	Standard Chartered Bank	11/13/26	6,959	—
USD	450,384	UGX	1,756,498,000	Bank of America, N.A.	11/16/26	3,930	—
TRY	448,541,940	USD	8,116,268	Standard Chartered Bank	11/19/26	150,003	—
USD	8,173,075	TRY	448,541,940	Standard Chartered Bank	11/19/26	—	(93,196)
KZT	885,901,658	USD	1,644,365	Deutsche Bank AG	12/14/26	120,880	—
KZT	855,069,814	USD	1,584,196	Deutsche Bank AG	12/14/26	119,614	—
KZT	744,471,565	USD	1,383,390	Deutsche Bank AG	12/14/26	100,042	—
NGN	2,398,197,000	USD	1,616,398	JPMorgan Chase Bank, N.A.	12/16/26	6,818	—
KZT	1,264,085,881	USD	2,378,337	Deutsche Bank AG	12/17/26	138,033	—
RUB	159,289,000	USD	1,927,435	ICBC Standard Bank plc	1/13/27	4,805	—
30
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	891,546,000	USD	555,480	Standard Chartered Bank	1/21/27	$ 41,949	$ —
USD	1,196,159	EUR	984,630	State Street Bank and Trust Company	1/25/27	29,420	—
KES	227,771,000	USD	1,692,207	Citibank, N.A.	2/3/27	—	(32,528)
USD	676,879	KES	95,440,000	Citibank, N.A.	2/3/27	—	(18,555)
USD	294,570	KES	39,767,000	JPMorgan Chase Bank, N.A.	2/3/27	4,804	—
USD	676,885	KES	92,564,000	JPMorgan Chase Bank, N.A.	2/3/27	2,407	—
KES	90,871,000	USD	676,879	Standard Chartered Bank	2/18/27	—	(16,686)
USD	674,112	KES	90,871,000	Standard Chartered Bank	2/18/27	13,918	—
KES	90,702,000	USD	676,881	Standard Chartered Bank	2/24/27	—	(18,690)
USD	663,263	KES	90,702,000	Standard Chartered Bank	2/24/27	5,073	—
KES	93,025,000	USD	692,671	Standard Chartered Bank	3/2/27	—	(18,416)
USD	662,100	KES	93,025,000	Standard Chartered Bank	3/2/27	—	(12,156)
KES	93,683,000	USD	692,671	Standard Chartered Bank	3/8/27	—	(14,443)
USD	669,164	KES	93,683,000	Standard Chartered Bank	3/8/27	—	(9,064)
KZT	713,943,000	USD	1,291,036	Deutsche Bank AG	3/11/27	93,144	—
UZS	28,096,455,000	USD	2,147,226	Deutsche Bank AG	3/11/27	62,049	—
UZS	14,037,491,000	USD	1,073,613	Deutsche Bank AG	3/11/27	30,180	—
UZS	14,064,332,000	USD	1,073,613	Deutsche Bank AG	3/12/27	32,086	—
UZS	14,037,491,000	USD	1,073,613	Deutsche Bank AG	3/12/27	29,976	—
NGN	2,968,805,000	USD	1,953,161	JPMorgan Chase Bank, N.A.	3/15/27	6,250	—
UZS	20,471,041,723	USD	1,570,467	Deutsche Bank AG	3/17/27	37,425	—
UZS	10,227,668,525	USD	785,234	Deutsche Bank AG	3/17/27	18,096	—
UZS	7,571,699,000	USD	580,874	Deutsche Bank AG	3/17/27	13,843	—
UZS	2,064,207,000	USD	158,480	Deutsche Bank AG	3/17/27	3,652	—
UZS	1,718,738,000	USD	131,957	Deutsche Bank AG	3/17/27	3,041	—
UZS	20,510,303,406	USD	1,570,467	Deutsche Bank AG	3/18/27	40,211	—
UZS	10,255,151,703	USD	785,234	Deutsche Bank AG	3/18/27	20,106	—
UZS	8,952,234,000	USD	685,470	Deutsche Bank AG	3/18/27	17,551	—
UZS	4,476,117,000	USD	342,735	Deutsche Bank AG	3/18/27	8,776	—
UZS	14,175,503,521	USD	1,081,274	Deutsche Bank AG	3/19/27	31,726	—
UZS	25,583,110,000	USD	1,942,234	Deutsche Bank AG	3/24/27	64,591	—
RUB	331,705,000	USD	3,854,865	ICBC Standard Bank plc	4/13/27	78,733	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	121,871	—
						$35,206,705	$(33,704,752)
31
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/14/26	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$15,638,355	$120,791
5/29/26	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,947,107	(38,860)
						$81,931
[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	6/8/26	$ (8,265,369)	$131,015
U.S. 5-Year Treasury Note	(92)	Short	6/30/26	(9,920,906)	172,475
U.S. 10-Year Treasury Note	(182)	Short	6/18/26	(20,128,063)	283,235
U.S. Long Treasury Bond	(5)	Short	6/18/26	(564,219)	23,906
					$610,631
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	$ (2,299,581)	$ —	$ (2,299,581)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(780,246)	—	(780,246)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	73,611	—	73,611
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(1,105,154)	—	(1,105,154)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(461,196)	—	(461,196)
BRL	67,456	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.61% (pays upon termination)	1/2/29	(383,123)	—	(383,122)
BRL	90,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.61% (pays upon termination)	1/2/29	(517,070)	—	(517,070)
32
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	108,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.96% (pays upon termination)	1/2/29	$ (468,721)	$ —	$ (468,721)
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(232,182)	—	(232,182)
BRL	26,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(116,499)	—	(116,499)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(26,436)	—	(26,436)
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	(132,513)	—	(132,513)
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	(157,662)	—	(157,662)
BRL	14,252	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	(81,238)	—	(81,238)
BRL	16,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	(83,090)	—	(83,090)
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(74,914)	—	(74,914)
BRL	15,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.13% (pays upon termination)	1/2/31	(85,417)	—	(85,417)
BRL	21,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.30% (pays upon termination)	1/2/31	(81,740)	—	(81,740)
BRL	36,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/31	(72,369)	—	(72,369)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(5,662)	575	(5,087)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(43,809)	—	(43,809)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	(138,731)	—	(138,731)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	(50,194)	—	(50,194)
CLP	3,675,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.80% (pays semi-annually)	12/17/30	(36,770)	—	(36,770)
CLP	4,923,300	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.72% (pays semi-annually)	3/18/31	(80,083)	—	(80,083)
33
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,477,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.73% (pays semi-annually)	3/18/31	$ (71,475)	$ —	$ (71,475)
CLP	5,369,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.10% (pays semi-annually)	6/17/31	(2,539)	—	(2,539)
CLP	58,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.11% (pays semi-annually)	6/17/31	(57)	—	(57)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(177,476)	—	(177,476)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,074,675	—	1,074,675
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	551,854	—	551,854
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	131,973	—	131,973
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	132,784	—	132,784
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	345,086	—	345,086
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	230,718	—	230,718
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	138,821	—	138,821
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	119,719	—	119,719
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	108,681	—	108,681
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(9,205)	—	(9,205)
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	(6,877)	—	(6,877)
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	(1,755)	—	(1,755)
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(2,723)	—	(2,723)
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(872)	—	(872)
34
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ (1,480)	$ —	$ (1,480)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(701)	—	(701)
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	(390)	—	(390)
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(5)	—	(5)
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(32)	—	(32)
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	41,019	—	41,019
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(47,808)	—	(47,808)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	(15,842)	—	(15,842)
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	(4,778)	—	(4,778)
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	(5,814)	—	(5,814)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	5,249	—	5,249
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	(12,971)	—	(12,971)
CNY	64,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	9/17/30	11,849	—	11,849
CNY	20,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	9/17/30	9,447	—	9,447
CNY	85,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	9/17/30	44,263	—	44,263
CNY	40,250	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	12/17/30	7,423	—	7,423
CNY	128,490	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	36,191	—	36,191
CNY	68,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	21,236	—	21,236
35
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	31,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	$ 10,269	$ —	$ 10,269
CNY	96,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	31,868	—	31,868
CNY	32,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	11,061	—	11,061
CNY	54,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	18,470	—	18,470
CNY	79,604	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.64% (pays quarterly)	12/17/30	51,784	—	51,784
CNY	48,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	12/17/30	39,097	—	39,097
CNY	135,468	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	3/18/31	18,799	—	18,799
CNY	21,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	9,070	—	9,070
CNY	54,570	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	3/18/31	25,625	—	25,625
CNY	99,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	49,972	—	49,972
CNY	72,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	40,772	—	40,772
CNY	36,520	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	20,490	—	20,490
CNY	29,137	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	16,553	—	16,553
CNY	165,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	95,596	—	95,596
CNY	129,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	77,946	—	77,946
CNY	103,638	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.55% (pays quarterly)	6/17/31	(6,650)	—	(6,650)
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(514)	—	(514)
CNY	39,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	108	—	108
36
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	43,110	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	$ (17)	$ —	$ (17)
COP	95,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.45% (pays quarterly)	3/18/31	(1,265,037)	—	(1,265,037)
COP	56,112,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.57% (pays quarterly)	3/18/31	(678,740)	28,481	(650,259)
COP	16,091,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.41% (pays quarterly)	6/17/31	58,139	—	58,139
COP	12,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.38% (pays quarterly)	3/18/36	(211,467)	—	(211,467)
COP	13,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.56% (pays quarterly)	3/18/36	(191,159)	—	(191,159)
COP	17,900,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.75% (pays quarterly)	3/18/36	(208,083)	—	(208,083)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	129,611	—	129,611
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	91,426	—	91,426
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	46,505	—	46,505
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(16,199)	—	(16,199)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	(31,877)	—	(31,877)
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	(51,694)	—	(51,694)
CZK	58,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.76% (pays annually)	9/17/30	(13,763)	—	(13,763)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.88% (pays annually)	9/17/30	3,567	—	3,567
CZK	76,360	Pays	6-month CZK PRIBOR (pays semi-annually)	3.79% (pays annually)	12/17/30	(86,874)	—	(86,874)
CZK	95,590	Pays	6-month CZK PRIBOR (pays semi-annually)	3.86% (pays annually)	12/17/30	(95,269)	—	(95,269)
CZK	105,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.00% (pays annually)	12/17/30	(71,904)	—	(71,904)
CZK	93,350	Pays	6-month CZK PRIBOR (pays semi-annually)	3.60% (pays annually)	3/18/31	(154,490)	—	(154,490)
CZK	145,459	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/18/31	(227,088)	—	(227,088)
CZK	223,900	Pays	6-month CZK PRIBOR (pays semi-annually)	3.83% (pays annually)	3/18/31	(258,481)	—	(258,481)
CZK	87,400	Receives	6-month CZK PRIBOR (pays semi-annually)	4.28% (pays annually)	6/17/31	24,336	—	24,336
CZK	85,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.29% (pays annually)	6/17/31	(22,516)	—	(22,516)
37
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	$ (93,139)	$ —	$ (93,139)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(793,253)	—	(793,253)
CZK	170,764	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(58,106)	—	(58,106)
HUF	1,660,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.20% (pays annually)	12/17/30	53,544	—	53,544
HUF	3,430,400	Pays	6-month HUF BUBOR (pays semi-annually)	5.98% (pays annually)	3/18/31	32,459	—	32,459
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	293,771	—	293,771
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(54,975)	—	(54,975)
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	(250,726)	—	(250,726)
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	(255,773)	—	(255,773)
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	(33,768)	—	(33,768)
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(93,073)	—	(93,073)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	(580,128)	—	(580,128)
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(11,495)	—	(11,495)
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	(81,027)	—	(81,027)
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	(21,273)	—	(21,273)
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	(68,083)	—	(68,083)
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	(227,163)	—	(227,163)
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	(208,676)	—	(208,676)
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(186,288)	—	(186,288)
INR	1,050,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(350,130)	—	(350,130)
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	(153,293)	—	(153,293)
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	(250,607)	—	(250,607)
INR	1,310,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.77% (pays semi-annually)	9/17/30	(394,867)	—	(394,867)
INR	978,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	12/17/30	(333,592)	—	(333,592)
INR	910,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	12/17/30	(300,476)	—	(300,476)
38
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	496,350	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/18/31	$ (139,298)	$ —	$ (139,298)
INR	1,864,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.03% (pays semi-annually)	3/18/31	(441,319)	—	(441,319)
INR	2,061,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.12% (pays semi-annually)	3/18/31	(408,673)	—	(408,673)
INR	596,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.65% (pays semi-annually)	6/17/31	3,633	—	3,633
KRW	8,267,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(98,895)	—	(98,895)
KRW	12,415,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(148,119)	—	(148,119)
KRW	6,497,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(76,288)	—	(76,288)
KRW	6,200,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(71,988)	—	(71,988)
KRW	9,067,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(98,422)	—	(98,422)
KRW	10,880,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(108,069)	—	(108,069)
KRW	9,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(96,539)	—	(96,539)
KRW	4,534,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(44,021)	—	(44,021)
KRW	10,880,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(103,026)	—	(103,026)
KRW	7,411,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(64,850)	—	(64,850)
KRW	4,533,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(40,090)	—	(40,090)
KRW	4,575,800	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	6/17/31	18,334	—	18,334
KRW	4,445,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.71% (pays quarterly)	6/17/31	16,306	—	16,306
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	314,681	(4,092)	310,589
MXN	217,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	39,431	—	39,431
39
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	196,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	$ 40,825	$ —	$ 40,825
MXN	431,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(50,501)	—	(50,501)
MXN	276,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(31,726)	—	(31,726)
MXN	250,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	55,564	—	55,564
MXN	456,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	8,184	—	8,184
MXN	454,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(9,097)	—	(9,097)
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(4,401)	—	(4,401)
MXN	349,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	(38,140)	—	(38,140)
MXN	351,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	(48,947)	—	(48,947)
MXN	426,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	(42,330)	—	(42,330)
MXN	193,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(68,449)	—	(68,449)
MXN	534,049	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(194,716)	—	(194,716)
MYR	19,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.07% (pays quarterly)	9/17/30	(90,903)	—	(90,903)
MYR	30,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.09% (pays quarterly)	9/17/30	(133,946)	—	(133,946)
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	(44,108)	—	(44,108)
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	(123,574)	—	(123,574)
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(53,299)	—	(53,299)
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(88,732)	—	(88,732)
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	(78,331)	—	(78,331)
MYR	16,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	12/17/30	(67,467)	—	(67,467)
MYR	71,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	12/17/30	(259,560)	—	(259,560)
40
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	19,680	Pays	3-month MYR KLIBOR (pays quarterly)	3.26% (pays quarterly)	12/17/30	$ (55,239)	$ —	$ (55,239)
MYR	17,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.28% (pays quarterly)	12/17/30	(44,788)	—	(44,788)
MYR	33,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.33% (pays quarterly)	12/17/30	(65,570)	—	(65,570)
MYR	68,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	3/18/31	(118,899)	—	(118,899)
MYR	21,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.40% (pays quarterly)	3/18/31	(28,695)	—	(28,695)
MYR	19,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	3/18/31	(19,592)	—	(19,592)
MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	3/18/31	(22,536)	—	(22,536)
MYR	45,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	3/18/31	(29,515)	—	(29,515)
MYR	48,690	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	3/18/31	(20,915)	—	(20,915)
MYR	51,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/18/31	16,706	—	16,706
MYR	38,437	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	6/18/31	(41,513)	—	(41,513)
MYR	39,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	6/18/31	(3,349)	—	(3,349)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(4,918)	—	(4,918)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(26,200)	—	(26,200)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(577,775)	—	(577,775)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	389,191	—	389,191
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	954,395	—	954,395
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	161,187	—	161,187
PLN	12,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.03% (pays annually)	9/17/30	2,025	—	2,025
PLN	84,200	Pays	6-month PLN WIBOR (pays semi-annually)	3.94% (pays annually)	12/17/30	(566,038)	—	(566,038)
PLN	15,330	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(75,890)	—	(75,890)
PLN	28,177	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(136,073)	—	(136,073)
PLN	89,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(369,384)	—	(369,384)
PLN	54,025	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(219,445)	—	(219,445)
PLN	17,268	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(68,738)	—	(68,738)
41
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,800	Receives	6-month PLN WIBOR (pays semi-annually)	4.43% (pays annually)	6/17/31	$ 24,152	$ —	$ 24,152
PLN	51,909	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(74,520)	—	(74,520)
PLN	42,227	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	56,139	—	56,139
PLN	42,227	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(40,912)	—	(40,912)
PLN	181,230	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	149,912	—	149,912
PLN	181,230	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(87,415)	—	(87,415)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	333,092	—	333,092
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	438,903	—	438,903
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	177,229	—	177,229
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	29,211	—	29,211
PLN	17,180	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(44,540)	—	(44,540)
PLN	10,261	Receives	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	6/17/36	(35,346)	—	(35,346)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	3,161	—	3,161
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	714,600	—	714,600
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	38,381	—	38,381
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	640,811	—	640,811
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	(28,832)	—	(28,832)
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(7,545)	—	(7,545)
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(17,736)	—	(17,736)
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(29,548)	—	(29,548)
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(15,746)	—	(15,746)
42
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	$ (14,152)	$ —	$ (14,152)
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(14,036)	—	(14,036)
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(16,845)	—	(16,845)
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(22,523)	—	(22,523)
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(43,174)	—	(43,174)
THB	282,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.50% (pays quarterly)	6/18/30	(15,454)	—	(15,454)
THB	101,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.08% (pays quarterly)	9/17/30	(69,618)	—	(69,618)
THB	192,510	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.11% (pays quarterly)	9/17/30	(121,397)	—	(121,398)
THB	118,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.26% (pays quarterly)	9/17/30	(50,086)	—	(50,086)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	(59,985)	—	(59,985)
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	(38,204)	—	(38,204)
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	(26,668)	—	(26,668)
THB	174,270	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.15% (pays quarterly)	12/17/30	(115,720)	—	(115,720)
THB	115,670	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.24% (pays quarterly)	12/17/30	(60,396)	—	(60,396)
THB	260,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.27% (pays quarterly)	12/17/30	(126,347)	—	(126,347)
THB	280,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	3/18/31	(144,376)	—	(144,376)
THB	310,110	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	3/18/31	(117,669)	—	(117,669)
THB	158,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	3/18/31	(56,088)	—	(56,088)
43
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	385,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.45% (pays quarterly)	3/18/31	$ (107,397)	$ —	$ (107,397)
THB	128,120	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.47% (pays quarterly)	3/18/31	(32,781)	—	(32,781)
THB	163,401	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.48% (pays quarterly)	6/17/31	(56,054)	—	(56,054)
THB	70,900	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	2,928	—	2,928
THB	120,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	4,599	—	4,599
THB	54,100	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	1,913	—	1,913
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	12,474	—	12,474
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	247,752	—	247,752
ZAR	53,870	Receives	3-month ZAR JIBAR (pays quarterly)	7.52% (pays quarterly)	6/17/31	22,584	—	22,584
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	260,992	—	260,992
Total						$(14,308,207)	$24,964	$(14,283,243)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$175,272
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	272,233
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	(84)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(20,368)
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	20
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	758
Citibank, N.A.	CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	127,005
44
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$177,184
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	(37,745)
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	(2,551)
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	17,928
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	(8,434)
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	(3,611)
Total							$697,607
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	869	Total Return on UZS 10,172,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	$ 47,393
ICBC Standard Bank plc	USD	1,119	Total Return on UZS 12,885,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	41,661
ICBC Standard Bank plc	USD	405	Total Return on UZS 4,679,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	30,918
ICBC Standard Bank plc	USD	562	Total Return on UZS 6,442,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	38,674
						$158,646
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
45
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	6/5/26/ 6/5/29	$100,811
				$100,811
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
46
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,398,564,548)	$1,443,647,653
Affiliated investments, at value (identified cost $294,953,488)	294,953,488
Cash	94,169
Deposits for derivatives collateral:
Centrally cleared derivatives	61,127,691
OTC derivatives	8,970,000
Foreign currency, at value (identified cost $39,299,662)	39,327,331
Interest receivable	29,136,599
Dividends receivable from affiliated investments	565,066
Receivable for investments sold	44,824,257
Receivable for premiums on written options	31,944
Receivable for variation margin on open centrally cleared derivatives	2,238,609
Receivable for open forward foreign currency exchange contracts	35,206,705
Receivable for open swap contracts	1,029,857
Upfront payments on open OTC swap contracts	2,955,458
Receivable for open non-deliverable bond forward contracts	120,791
Trustees' deferred compensation plan	93,675
Total assets	$1,964,323,293
Liabilities
Cash collateral due to brokers	$8,970,000
Written options outstanding, at value (premiums received $1,216,557)	362,742
Payable for investments purchased	64,416,505
Payable for closed written options	223,036
Payable for variation margin on open futures contracts	78,267
Payable for open forward foreign currency exchange contracts	33,704,752
Payable for open swap contracts	72,793
Payable for open non-deliverable bond forward contracts	38,860
Payable to affiliates:
Investment adviser fee	951,162
Trustees' fees	5,417
Trustees' deferred compensation plan	93,675
Accrued foreign capital gains taxes	133,745
Accrued expenses	528,290
Total liabilities	$109,579,244
Net Assets applicable to investors' interest in Portfolio	$1,854,744,049
47
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$2,900,582
Interest income (net of foreign taxes withheld of $1,800,698)	71,726,052
Other income	954,551
Total investment income	$75,581,185
Expenses
Investment adviser fee	$5,373,408
Trustees’ fees and expenses	43,934
Custodian fee	657,666
Legal and accounting services	130,109
Interest expense	51,960
Miscellaneous	59,803
Total expenses	$6,316,880
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$113,861
Total expense reductions	$113,861
Net expenses	$6,203,019
Net investment income	$69,378,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $180,941)	$21,432,364
Written options	885,214
Futures contracts	111,388
Swap contracts	(2,641,953)
Foreign currency transactions	4,730,387
Forward foreign currency exchange contracts	16,254,852
Non-deliverable bond forward contracts	(1,851,984)
Net realized gain	$38,920,268
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $406,013)	$12,053,088
Written options	208,251
Futures contracts	753,496
Swap contracts	(23,009,042)
Foreign currency	(346,607)
Forward foreign currency exchange contracts	9,907,862
Non-deliverable bond forward contracts	190,812
Net change in unrealized appreciation (depreciation)	$(242,140)
Net realized and unrealized gain	$38,678,128
Net increase in net assets from operations	$108,056,294
48
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$69,378,166	$89,292,433
Net realized gain (loss)	38,920,268	(27,560,978)
Net change in unrealized appreciation (depreciation)	(242,140)	115,321,398
Net increase in net assets from operations	$108,056,294	$177,052,853
Capital transactions:
Contributions	$478,465,246	$452,773,413
Withdrawals	(152,843,747)	(354,239,023)
Net increase in net assets from capital transactions	$325,621,499	$98,534,390
Net increase in net assets	$433,677,793	$275,587,243
Net Assets
At beginning of period	$1,421,066,256	$1,145,479,013
At end of period	$1,854,744,049	$1,421,066,256
49
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.75%(2)(3)	0.82%(3)	0.86%(3)	0.73%	0.76%	0.75%
Net expenses	0.74%(2)(3)(4)	0.80%(3)(4)	0.86%(3)(4)	0.72%(4)	0.76%(4)	0.75%
Net investment income	8.25%(2)	8.12%	8.66%	6.43%	6.43%	4.98%
Portfolio Turnover	47%(5)	93%	85%	67%	33%	56%
Total Return	7.92%(5)	17.97%	11.30%	15.00%	(20.12)%	1.48%
Net assets, end of period (000’s omitted)	$1,854,744	$1,421,066	$1,145,479	$1,070,014	$958,731	$1,561,621
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.03% and 0.12% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.02%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.
50

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Emerging Markets Local Income Fund and Eaton Vance Strategic Income Fund held an interest of 92.4% and 7.6% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
51

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying
52

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Certain total return swap agreements are structured as fully funded swaps. Under these arrangements, the Portfolio makes an upfront payment at inception and does not make or receive periodic payments during the term of the swap. For fully funded total return swaps, realized gains or losses are recognized upon termination or settlement of the agreement. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
O  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
P  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
53

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $5,373,408 or 0.64% (annualized) of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $113,861 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $595,834,470 and $509,622,506, respectively, for the six months ended April 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,699,885,409
Gross unrealized appreciation	$83,986,629
Gross unrealized depreciation	(49,879,554)
Net unrealized appreciation	$34,107,075
54

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $34,179,147. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,070,461 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
55

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$1,148,395	$ —	$1,148,395
Not applicable	24,021,694(1)	10,125,363(1)	34,147,057
Receivable for open forward foreign currency exchange contracts	35,206,705	—	35,206,705
Receivable for open swap contracts	—	1,029,857	1,029,857
Receivable for open non-deliverable bond forward contracts	—	120,791	120,791
Total Asset Derivatives	$60,376,794	$11,276,011	$71,652,805
Derivatives not subject to master netting or similar agreements	$24,021,694	$10,125,363	$34,147,057
Total Asset Derivatives subject to master netting or similar agreements	$36,355,100	$1,150,648	$37,505,748
Written options outstanding, at value	$(362,742)	$ —	$(362,742)
Not applicable	(17,135,945)(1)	(23,822,939)(1)	(40,958,884)
Payable for open forward foreign currency exchange contracts	(33,704,752)	—	(33,704,752)
Payable for open swap contracts	—	(72,793)	(72,793)
Payable for open non-deliverable bond forward contracts	—	(38,860)	(38,860)
Total Liability Derivatives	$(51,203,439)	$(23,934,592)	$(75,138,031)
Derivatives not subject to master netting or similar agreements	$(17,135,945)	$(23,822,939)	$(40,958,884)
Total Liability Derivatives subject to master netting or similar agreements	$(34,067,494)	$(111,653)	$(34,179,147)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$3,074,038	$(864,777)	$(2,209,261)	$ —	$ —	$ —
Barclays Bank PLC	5,173,416	(5,173,416)	—	—	—	—
BNP Paribas	3,588,068	(3,588,068)	—	—	—	—
Citibank, N.A.	563,839	(563,839)	—	—	—	—
Deutsche Bank AG	10,184,648	(2,455,103)	—	(7,390,000)	339,545	7,390,000
Goldman Sachs International	1,341,049	(1,341,049)	—	—	—	—
HSBC Bank USA, N.A.	263,027	(263,027)	—	—	—	—
ICBC Standard Bank plc	1,575,131	—	—	(1,520,000)	55,131	1,520,000
JPMorgan Chase Bank, N.A.	8,388,952	(7,364,803)	(1,024,149)	—	—	—
Societe Generale	381,963	(381,963)	—	—	—	—
56

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Standard Chartered Bank	$2,878,403	$(2,878,403)	$ —	$ —	$ —	$ —
State Street Bank and Trust Company	48,066	—	—	(48,066)	—	60,000
UBS AG	45,148	(45,148)	—	—	—	—
	$37,505,748	$(24,919,596)	$(3,233,410)	$(8,958,066)	$394,676	$8,970,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(864,777)	$864,777	$ —	$ —	$ —	$ —
Barclays Bank PLC	(7,308,990)	5,173,416	1,867,323	—	(268,251)	—
BNP Paribas	(3,620,568)	3,588,068	—	—	(32,500)	—
Citibank, N.A.	(1,519,034)	563,839	—	—	(955,195)	—
Deutsche Bank AG	(2,455,103)	2,455,103	—	—	—	—
Goldman Sachs International	(2,728,559)	1,341,049	1,387,510	—	—	—
HSBC Bank USA, N.A.	(387,823)	263,027	—	—	(124,796)	—
JPMorgan Chase Bank, N.A.	(7,364,803)	7,364,803	—	—	—	—
Societe Generale	(1,031,576)	381,963	649,613	—	—	—
Standard Chartered Bank	(6,633,297)	2,878,403	3,754,894	—	—	—
UBS AG	(264,617)	45,148	219,469	—	—	—
	$(34,179,147)	$24,919,596	$7,878,809	$—	$(1,380,742)	$—
Total — Deposits for derivatives collateral — OTC derivatives						$8,970,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
57

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(868,797)	$ —	$(868,797)
Written options	885,214	—	885,214
Futures contracts	—	111,388	111,388
Swap contracts	209,320	(2,851,273)	(2,641,953)
Forward foreign currency exchange contracts	16,254,852	—	16,254,852
Non-deliverable bond forward contracts	—	(1,851,984)	(1,851,984)
Total	$16,480,589	$(4,591,869)	$11,888,720
Change in unrealized appreciation (depreciation):
Investments(1)	$446,017	$ —	$446,017
Written options	208,251	—	208,251
Futures contracts	—	753,496	753,496
Swap contracts	—	(23,009,042)	(23,009,042)
Forward foreign currency exchange contracts	9,907,862	—	9,907,862
Non-deliverable bond forward contracts	—	190,812	190,812
Total	$10,562,130	$(22,064,734)	$(11,502,604)
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Swap Contracts
$55,330,000	$3,919,406,000	$33,308,000	$2,170,585,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $247,313,000 and $75,255,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
58

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $294,953,488, which represents 15.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$83,602,121	$965,769,481	$(754,418,114)	$ —	$ —	$294,953,488	$2,900,582	294,953,488
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 1,879,597	$ —	$ 1,879,597
Foreign Corporate Bonds	—	95,056,859	—	95,056,859
Loan Participation Notes	—	—	7,062,266	7,062,266
Sovereign Government Bonds	—	1,031,990,617	—	1,031,990,617
Short-Term Investments:
Affiliated Fund	294,953,488	—	—	294,953,488
Sovereign Government Securities	—	105,815,542	—	105,815,542
U.S. Treasury Obligations	—	200,694,377	—	200,694,377
Purchased Currency Options	—	1,148,395	—	1,148,395
Total Investments	$294,953,488	$1,436,585,387	$7,062,266	$1,738,601,141
Forward Foreign Currency Exchange Contracts	$ —	$ 59,228,399	$ —	$ 59,228,399
Non-Deliverable Bond Forward Contracts	—	120,791	—	120,791
Futures Contracts	610,631	—	—	610,631
Swap Contracts	—	10,544,589	—	10,544,589
Total	$295,564,119	$1,506,479,166	$7,062,266	$1,809,105,551
Liability Description
Written Currency Options	$ —	$ (362,742)	$ —	$ (362,742)
Forward Foreign Currency Exchange Contracts	—	(50,840,697)	—	(50,840,697)
Non-Deliverable Bond Forward Contracts	—	(38,860)	—	(38,860)
59

Emerging Markets Local Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (23,895,732)	$ —	$ (23,895,732)
Total	$ —	$ (75,138,031)	$ —	$ (75,138,031)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
60

EEIAX-NCSR    4.30.26

Eaton Vance
Floating-Rate Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Floating-Rate Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $3,186,912,886)	$3,091,362,255
Receivable for Fund shares sold	1,265,791
Total assets	$3,092,628,046
Liabilities
Payable for Fund shares redeemed	$7,530,133
Distributions payable	2,814,046
Payable to affiliates:
Administration fee	383,358
Distribution and service fees	133,612
Sub-transfer agency fee	86,612
Trustees' fees	42
Accrued expenses	559,282
Total liabilities	$11,507,085
Net Assets	$3,081,120,961
Sources of Net Assets
Paid-in capital	$4,431,165,922
Accumulated loss	(1,350,044,961)
Net Assets	$3,081,120,961
Advisers Class Shares
Net Assets	$31,727,024
Shares Outstanding	3,998,841
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.93
Class A Shares
Net Assets	$421,480,682
Shares Outstanding	51,337,525
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.21
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.49
Class C Shares
Net Assets	$48,439,519
Shares Outstanding	6,111,177
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.93
Class I Shares
Net Assets	$2,068,335,093
Shares Outstanding	260,510,839
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.94
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class R6 Shares
Net Assets	$511,138,643
Shares Outstanding	64,312,402
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.95
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio	$3,548,830
Interest income allocated from Portfolio	120,632,996
Other income allocated from Portfolio	1,381
Expenses allocated from Portfolio	(10,966,883)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	146,751
Total investment income from Portfolio	$113,363,075
Expenses
Administration fee	$2,559,681
Distribution and service fees:
Advisers Class	90,542
Class A	553,577
Class C	270,124
Trustees’ fees and expenses	250
Custodian fee	32,318
Transfer and dividend disbursing agent fees	1,265,253
Legal and accounting services	145,743
Printing and postage	110,608
Registration fees	86,369
Miscellaneous	15,545
Total expenses	$5,130,010
Net investment income	$108,233,065
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(145,999,035)
Swap contracts	(1,485,299)
Foreign currency transactions	81,623
Forward foreign currency exchange contracts	5,847,768
Net realized loss	$(141,554,943)
Change in unrealized appreciation (depreciation):
Investments	$57,339,850
Swap contracts	3,990,992
Foreign currency	1,005,760
Forward foreign currency exchange contracts	(9,146,630)
Net change in unrealized appreciation (depreciation)	$53,189,972
Net realized and unrealized loss	$(88,364,971)
Net increase in net assets from operations	$19,868,094
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$108,233,065	$317,144,940
Net realized loss	(141,554,943)	(94,207,240)
Net change in unrealized appreciation (depreciation)	53,189,972	(27,130,581)
Net increase in net assets from operations	$19,868,094	$195,807,119
Distributions to shareholders:
Advisers Class	$(2,434,520)	$(8,731,846)
Class A	(14,437,865)	(37,057,961)
Class C	(1,557,326)	(4,407,977)
Class I	(77,125,983)	(213,897,975)
Class R6	(19,343,922)	(53,616,220)
Total distributions to shareholders	$(114,899,616)	$(317,711,979)
Transactions in shares of beneficial interest:
Advisers Class	$(76,482,773)	$(8,092,915)
Class A	(45,667,939)	(45,415,271)
Class C	(10,876,148)	(10,422,078)
Class I	(431,599,706)	(411,017,712)
Class R6	(97,958,778)	(171,432,900)
Net decrease in net assets from Fund share transactions	$(662,585,344)	$(646,380,876)
Net decrease in net assets	$(757,616,866)	$(768,285,736)
Net Assets
At beginning of period	$3,838,737,827	$4,607,023,563
At end of period	$3,081,120,961	$3,838,737,827
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.15	$8.37	$8.29	$8.15	$8.81	$8.47
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.59	$0.69	$0.66	$0.32	$0.27
Net realized and unrealized gain (loss)	(0.21)	(0.22)	0.11	0.13	(0.64)	0.34
Total income (loss) from operations	$0.04	$0.37	$0.80	$0.79	$(0.32)	$0.61
Less Distributions
From net investment income	$(0.26)	$(0.59)	$(0.72)	$(0.65)	$(0.34)	$(0.27)
Total distributions	$(0.26)	$(0.59)	$(0.72)	$(0.65)	$(0.34)	$(0.27)
Net asset value — End of period	$7.93	$8.15	$8.37	$8.29	$8.15	$8.81
Total Return(2)	0.49%(3)	4.62%	9.82%	10.11%	(3.70)%	7.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,727	$110,302	$121,691	$123,632	$77,084	$157,768
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.12%(6)	1.07%	1.06%	1.05%	1.01%	1.03%
Net expenses	1.12%(6)(7)	1.07%(7)	1.06%(7)	1.05%(7)	1.01%(7)	1.03%
Net investment income	6.27%(6)	7.20%	8.25%	7.89%	3.70%	3.05%
Portfolio Turnover of the Portfolio	19%(3)	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.44	$8.66	$8.58	$8.43	$9.12	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.61	$0.72	$0.67	$0.35	$0.28
Net realized and unrealized gain (loss)	(0.21)	(0.21)	0.10	0.15	(0.69)	0.35
Total income (loss) from operations	$0.04	$0.40	$0.82	$0.82	$(0.34)	$0.63
Less Distributions
From net investment income	$(0.27)	$(0.62)	$(0.74)	$(0.67)	$(0.35)	$(0.28)
Total distributions	$(0.27)	$(0.62)	$(0.74)	$(0.67)	$(0.35)	$(0.28)
Net asset value — End of period	$8.21	$8.44	$8.66	$8.58	$8.43	$9.12
Total Return(2)	0.47%(3)	4.72%	9.92%	10.04%	(3.78)%	7.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$421,481	$479,304	$538,563	$606,136	$707,666	$751,136
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.15%(6)	1.07%	1.06%	1.06%	1.01%	1.03%
Net expenses	1.15%(6)(7)	1.07%(7)	1.06%(7)	1.06%(7)	1.01%(7)	1.03%
Net investment income	6.14%(6)	7.19%	8.26%	7.79%	3.96%	3.06%
Portfolio Turnover of the Portfolio	19%(3)	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.15	$8.37	$8.29	$8.14	$8.80	$8.47
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.53	$0.63	$0.58	$0.27	$0.20
Net realized and unrealized gain (loss)	(0.20)	(0.22)	0.10	0.16	(0.65)	0.34
Total income (loss) from operations	$0.01	$0.31	$0.73	$0.74	$(0.38)	$0.54
Less Distributions
From net investment income	$(0.23)	$(0.53)	$(0.65)	$(0.59)	$(0.28)	$(0.21)
Total distributions	$(0.23)	$(0.53)	$(0.65)	$(0.59)	$(0.28)	$(0.21)
Net asset value — End of period	$7.93	$8.15	$8.37	$8.29	$8.14	$8.80
Total Return(2)	0.12%(3)	3.84%	9.14%	9.29%	(4.43)%	6.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,440	$60,815	$73,083	$88,377	$117,294	$135,213
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.90%(6)	1.82%	1.81%	1.81%	1.76%	1.79%
Net expenses	1.90%(6)(7)	1.82%(7)	1.81%(7)	1.81%(7)	1.76%(7)	1.79%
Net investment income	5.39%(6)	6.45%	7.51%	7.03%	3.18%	2.32%
Portfolio Turnover of the Portfolio	19%(3)	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.16	$8.38	$8.30	$8.15	$8.82	$8.48
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.62	$0.71	$0.66	$0.36	$0.29
Net realized and unrealized gain (loss)	(0.20)	(0.22)	0.11	0.16	(0.67)	0.35
Total income (loss) from operations	$0.05	$0.40	$0.82	$0.82	$(0.31)	$0.64
Less Distributions
From net investment income	$(0.27)	$(0.62)	$(0.74)	$(0.67)	$(0.36)	$(0.30)
Total distributions	$(0.27)	$(0.62)	$(0.74)	$(0.67)	$(0.36)	$(0.30)
Net asset value — End of period	$7.94	$8.16	$8.38	$8.30	$8.15	$8.82
Total Return(2)	0.62%(3)	4.89%	10.23%	10.38%	(3.57)%	7.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,068,335	$2,563,333	$3,056,517	$3,343,188	$5,269,963	$5,988,270
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.90%(6)	0.82%	0.81%	0.81%	0.76%	0.78%
Net expenses	0.89%(6)(7)	0.82%(7)	0.81%(7)	0.81%(7)	0.76%(7)	0.78%
Net investment income	6.40%(6)	7.45%	8.50%	8.00%	4.18%	3.29%
Portfolio Turnover of the Portfolio	19%(3)	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.17	$8.39	$8.31	$8.16	$8.83	$8.49
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.62	$0.72	$0.68	$0.36	$0.29
Net realized and unrealized gain (loss)	(0.21)	(0.22)	0.11	0.15	(0.66)	0.35
Total income (loss) from operations	$0.05	$0.40	$0.83	$0.83	$(0.30)	$0.64
Less Distributions
From net investment income	$(0.27)	$(0.62)	$(0.75)	$(0.68)	$(0.37)	$(0.30)
Total distributions	$(0.27)	$(0.62)	$(0.75)	$(0.68)	$(0.37)	$(0.30)
Net asset value — End of period	$7.95	$8.17	$8.39	$8.31	$8.16	$8.83
Total Return(2)	0.66%(3)	4.95%	10.29%	10.44%	(3.51)%	7.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$511,139	$624,983	$817,169	$771,916	$625,769	$718,642
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.83%(6)	0.76%	0.75%	0.75%	0.71%	0.73%
Net expenses	0.82%(6)(7)	0.76%(7)	0.75%(7)	0.75%(7)	0.71%(7)	0.73%
Net investment income	6.46%(6)	7.51%	8.54%	8.17%	4.19%	3.34%
Portfolio Turnover of the Portfolio	19%(3)	35%	31%	19%	27%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.5% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
10

Eaton Vance
Floating-Rate Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $961,485,735 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $67,472,993 are short-term and $894,012,742 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For six months ended April 30, 2026, the administration fee amounted to $2,559,681. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $143,229 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $0 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026 in the amount of $7,997. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
11

Eaton Vance
Floating-Rate Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $90,542 for Advisers Class shares and $553,577 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $202,593 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $67,531 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $5,016 and $2,839 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $77,146,482 and $862,452,651, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Advisers Class
Sales	375,749	$ 3,075,720	2,323,339	$ 19,247,804
Issued to shareholders electing to receive payments of distributions in Fund shares	299,747	2,411,250	1,051,104	8,678,347
Redemptions	(10,205,109)	(81,969,743)	(4,378,120)	(36,019,066)
Net decrease	(9,529,613)	$(76,482,773)	(1,003,677)	$ (8,092,915)
Class A
Sales	3,652,518	$ 30,428,045	8,731,362	$ 74,939,568
Issued to shareholders electing to receive payments of distributions in Fund shares	1,476,570	12,234,849	3,688,034	31,516,768
Redemptions	(10,607,191)	(88,330,833)	(17,763,943)	(151,871,607)
Net decrease	(5,478,103)	$(45,667,939)	(5,344,547)	$ (45,415,271)
12

Eaton Vance
Floating-Rate Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	287,936	$ 2,313,767	1,514,996	$ 12,572,343
Issued to shareholders electing to receive payments of distributions in Fund shares	174,145	1,393,456	477,771	3,942,227
Redemptions	(1,817,373)	(14,583,371)	(3,263,025)	(26,936,648)
Net decrease	(1,355,292)	$(10,876,148)	(1,270,258)	$ (10,422,078)
Class I
Sales	34,267,430	$275,106,163	82,204,191	$ 681,306,217
Issued to shareholders electing to receive payments of distributions in Fund shares	8,270,638	66,280,996	22,476,199	185,734,321
Redemptions	(96,201,085)	(772,986,865)	(155,255,759)	(1,278,058,250)
Net decrease	(53,663,017)	$(431,599,706)	(50,575,369)	$ (411,017,712)
Class R6
Sales	7,112,180	$ 57,391,657	17,627,108	$ 146,540,552
Issued to shareholders electing to receive payments of distributions in Fund shares	1,443,890	11,575,996	3,641,244	30,125,740
Redemptions	(20,767,726)	(166,926,431)	(42,164,785)	(348,099,192)
Net decrease	(12,211,656)	$(97,958,778)	(20,896,433)	$ (171,432,900)
13

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.9%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.223%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,011,122
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,224,937
Barings CLO Ltd., Series 2015-1A, Class DR, 6.537%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,503,980
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.887%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,288,200
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,503,531
Series 2025-29A, Class E, 10.023%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,018,490
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,000	1,007,052
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	989,362
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.014%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,501,893
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,141,077
Series 2018-1A, Class D, 6.975%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,497,490
Series 2018-1A, Class E, 9.875%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,245,358
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	929,156
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,918,325
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,886,650
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,000	1,002,611
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.635%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,775,682
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,884,674
Series 2017-1A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,167,456
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2018-1A, Class D, 6.835%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 3,021,243
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,709,814
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,955,252
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.38%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,751,936
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.785%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,508,009
Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,470
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.535%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,007,365
Series 2015-41A, Class ER, 9.235%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,184,808
Series 2016-42A, Class D1AR, 6.973%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,491,052
Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,319,960
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.865%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,660,218
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,312,850
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,222,470
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,132,080
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.675%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	850,400
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.525%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,489,878
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	955,540
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.435%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	865,555
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.673%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,431,647
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.18%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	1,000	984,418
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.017%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	948,629

14
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.837%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	$4,500	$ 4,521,564
Series 2016-1A, Class DR, 9.837%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,101,158
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,126,297
Series 2018-2A, Class E, 9.185%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,293,422
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.437%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,169,422
Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	842,446
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.099%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,009,976
Windhill CLO 5 Ltd., 13.00%, 10/22/35	4,685	4,774,927
Total Asset-Backed Securities (identified cost $111,622,682)		$ 106,578,156

Closed-End Funds — 0.1%
Security	Shares	Value
Invesco Senior Income Trust	303,506	$ 956,044
Nuveen Floating Rate Income Fund	100,000	755,000
Total Closed-End Funds (identified cost $1,758,624)		$ 1,711,044

Common Stocks — 1.6%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	223,950	$ 2,127,525
		$ 2,127,525
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)	250,979	$ 345,096
		$ 345,096
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(4)	139,324	$ 2,879,708
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	12,054,458
		$ 14,934,166
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	44,676	$ 344,899
		$ 344,899
Entertainment — 0.1%
New Cineworld Ltd.(3)(4)	80,602	$ 1,678,778
		$ 1,678,778
Health Care — 0.4%
Cano Health, Inc.(3)(4)(5)	314,140	$ 0
Envision Parent, Inc.(3)(4)	778,264	14,942,669
		$ 14,942,669
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,348,933	$ 12,477,630
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,477,630
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	113,307	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(3)(4)	100,308	$ 9,006,806
Par Health, Inc.(3)(4)	100,308	404,391
		$ 9,411,197
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	163,296	$ 0
		$ 0

15
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $98,717,794)		$ 56,261,960

Corporate Bonds — 4.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,845,986
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,221,857
		$ 5,067,843
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)(6)	$4,850	$ 4,701,838
		$ 4,701,838
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,801,524
		$ 3,801,524
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 687,140
		$ 687,140
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,619,105
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	265	264,871
		$ 2,883,976
Business Equipment and Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$4,475	$ 4,411,644
		$ 4,411,644
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 9,101,297
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.: (continued)
7.25%, 2/15/33(1)	$6,250	$ 6,114,549
		$ 15,215,846
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,071,546
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	5,550	5,617,652
		$ 7,689,198
Computers — 0.1%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,895,338
		$ 1,895,338
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$3,802	$ 4,031,474
		$ 4,031,474
Diversified Telecommunication Services — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$991	$ 972,855
6.50%, 4/15/32(1)	10,461	10,294,974
9.50%, 11/1/29(1)	7,107	7,259,575
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,757,949
		$ 24,285,353
Drugs — 0.3%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,953,806
		$ 8,953,806
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,012,667
		$ 1,012,667
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$925	$ 899,636
		$ 899,636
Health Care — 0.1%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,830,483
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,095,394
		$ 3,925,877

16
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,787,254
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	7,000	6,911,890
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	3,525	3,543,498
		$ 12,242,642
Machinery — 0.5%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$3,150	$ 3,169,688
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	1,575	1,541,354
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,050	12,878,274
		$ 17,589,316
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$2,100	$ 2,150,407
		$ 2,150,407
Pipelines — 0.0%†
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	$960	$ 991,237
		$ 991,237
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,944,113
		$ 2,944,113
Software — 0.7%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$6,000	$ 5,792,541
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,100	6,977,277
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	3,050	3,144,157
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,646,830
		$ 23,560,805
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,059,154
		$ 3,059,154
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$425	$ 428,046
		$ 428,046
Total Corporate Bonds (identified cost $152,391,633)		$ 152,428,880

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Income Funds — 1.5%
Eaton Vance Floating-Rate ETF(7)	577,500	$ 28,052,062
Eldridge BBB-B CLO ETF	675,000	17,823,375
iShares Broad USD High Yield Corporate Bond ETF	260,000	9,679,800
		$ 55,555,237
Total Exchange-Traded Funds (identified cost $56,768,390)		$ 55,555,237

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(3)(4)(5)	1,225,519	$ 6,433,975
		$ 6,433,975
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(4)(5)	105,016	$ 1,924,943
		$ 1,924,943
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	78,854	$ 1,567,223
Series G1(3)	54,480	1,082,790
		$ 2,650,013
Total Preferred Stocks (identified cost $15,457,283)		$ 11,008,931

Senior Floating-Rate Loans — 83.6%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,469,983
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		13,174	13,244,363
Term Loan, 12/11/31(9)		644	647,265
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.424%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		5,990	6,024,419

17
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Kaman Corp.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/26/32		9,858	$ 9,911,924
Term Loan, 2/26/32(9)		943	948,576
PMI (US) Bidco, Inc.:
Term Loan, 3.862%, (3 mo. USD Term SOFR + 0.17%), 3/16/33		4,978	5,015,787
Term Loan, 3/16/33(9)		797	802,526
Propulsion (BC) Finco SARL, Term Loan, 12/1/32(10)		1,410	1,419,257
TransDigm, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		13,010	13,044,968
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		12,083	12,114,288
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		3,965	3,976,279
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		12,071	11,995,921
			$ 85,615,556
Airlines — 0.1%
American Airlines, Inc.:
Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,934	$ 1,925,598
Term Loan, 6.425%, (3 mo. USD Term SOFR + 2.75%), 5/28/32		1,980	1,974,842
			$ 3,900,440
Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		6,858	$ 6,898,548
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		15,497	15,514,869
			$ 22,413,417
Auto Components — 1.2%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		6,344	$ 6,362,348
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,611	3,578,748
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,792,323
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,622	5,655,733
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,848	$ 4,431,886
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,620	3,017,809
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		2,057	1,959,959
Term Loan, 8.663%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		774	741,363
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		852	210,507
Term Loan, 0.00%, 3/30/27(11)		183	426
Lippert Colipper, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,317	3,320,709
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		4,104	2,393,974
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		6,983	4,065,561
Term Loan, 1/31/31(10)		4,152	4,202,905
			$ 41,734,251
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		5,823	$ 5,818,365
MajorDrive Holdings IV LLC:
Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		4,398	4,208,367
Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,086	1,995,686
			$ 12,022,418
Beverages — 0.1%
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,391	$ 358,716
Primo Brands Corp., Term Loan, 6.432%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		3,650	3,677,229
			$ 4,035,945
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		5,225	$ 5,270,745

18
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		15,090	$ 15,160,751
Grifols Worldwide Operations USA, Inc., Term Loan, 5.198%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	2,150	2,539,900
			$ 22,971,396
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,756,537
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,386,892
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		6,076	6,102,136
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		5,277	5,298,499
			$ 19,544,064
Building Products — 0.3%
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		3,854	$ 3,858,664
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		3,653	3,070,510
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		3,874	3,816,733
			$ 10,745,907
Capital Markets — 3.0%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		12,899	$ 12,968,442
Apex Group Treasury LLC, Term Loan, 2/27/32(10)		3,994	3,764,658
Chicago U.S. Midco III LP:
Term Loan, 11/1/32(10)		2,177	2,181,622
Term Loan, 11/1/32(10)		323	324,003
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		5,212	5,230,570
Edelman Financial Center LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		12,818	12,849,807
EIG Management Co. LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,562	3,546,450
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		10,784	10,715,823
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		2,742	2,550,140
Guggenheim Partners LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		13,885	13,936,849
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	6,246	$ 6,250,381
Jupiter Borrower, Inc., Term Loan, 3/25/33(10)	3,000	3,015,000
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	6,376	6,395,738
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	2,488	2,498,644
NEXUS Buyer LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	4,224	4,149,332
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	9,869	9,873,447
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	6,625	6,628,114
		$ 106,879,020
Chemicals — 1.7%
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	15,490	$ 15,511,899
Chemours Co., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	6,359	6,355,883
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	7,941	7,862,014
Term Loan, 10/27/32(9)	234	231,236
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	4,359	4,325,110
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	8,519	7,954,683
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	13	11,637
Minerals Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	4,740	4,757,775
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,950	2,920,734
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	4,559	4,027,623
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	5,522	5,534,896
		$ 59,493,490
Commercial Services & Supplies — 3.9%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	11,783	$ 11,855,600
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	16,595	16,661,254

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Anticimex International AB, Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		7,479	$ 7,509,921
Belfor Holdings, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,683	5,720,467
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,365	13,435,857
Foundever Group:
Term Loan, 5.88%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,403,089
Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		11,895	6,958,325
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		13,277	13,285,794
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		1,985	1,995,784
Geosyntec Consultants, Term Loan, 6.652% - 6.657%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		945	950,567
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		12,998	13,042,763
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		13,722	13,790,157
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		18,116	18,240,426
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		2,209	2,207,327
MV Holding GmbH, Term Loan, 4.01%, (1 mo. EURIBOR + 2.00%), 3/17/32	EUR	1,475	1,746,437
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		4,911	4,921,693
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		6,736	6,759,470
			$ 141,484,931
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		8,188	$ 8,205,770
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,214
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		4,439	4,447,997
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,191	$ 1,193,586
			$ 13,859,567
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd.:
Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	6,075	$ 7,209,171
Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		13,292	13,385,194
			$ 20,594,365
Containers & Packaging — 2.4%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,691	$ 4,585,880
Berlin Packaging LLC, Term Loan, 6.932% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		8,812	8,695,028
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		15,683	15,005,486
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		6,693	6,617,209
Pelican Products, Inc., Term Loan, 12/29/28(10)		3,550	3,368,897
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		9,970	9,983,856
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		15,050	14,737,713
Sword Purchaser LLC:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		16,325	15,876,062
Term Loan, 4/11/33(10)	EUR	2,925	3,380,007
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	4,800	5,650,616
			$ 87,900,754
Distributors — 0.2%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	5,275	$ 6,248,052
Phillips Feed Service, Inc., Term Loan, 14.00%, (3 mo. USD Term SOFR + 10.00%), 11/13/26(5)		463	282,936
Rubix Group Midco 3 Ltd., Term Loan, 5.481%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	1,500	1,753,662
			$ 8,284,650

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.2%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		8,564	$ 8,429,307
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		14,699	14,672,839
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		4,963	4,863,251
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		5,431	5,399,877
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,002	9,025,686
			$ 42,390,960
Diversified Telecommunication Services — 0.5%
Altice France SA, Term Loan, 9.048%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,862	$ 4,898,054
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,900,953
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,404,214
			$ 18,203,221
Electric Utilities — 0.4%
MRP Buyer LLC:
Term Loan, 6.942% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,603	$ 1,610,694
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		12,567	12,630,196
			$ 14,240,890
Electrical Equipment — 1.0%
Dynamo Newco II GmbH, Term Loan, 6.907%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,078	$ 2,762,775
Finco Utilitas BV, Term Loan, 9/27/30(10)	EUR	4,750	5,592,257
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		14,086	14,132,147
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		2,382	2,390,945
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(10)	EUR	4,000	4,739,597
WEC U.S. Holdings Ltd., Term Loan, 5.665%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		5,725	5,744,057
			$ 35,361,778
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		16,548	$ 16,550,025
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		12,491	12,420,683
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		3,183	$ 2,546,601
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		13,353	10,682,618
Sector Alarm Holding AS, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 6/14/32	EUR	375	441,036
Spectris PLC:
Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	2,175	2,577,309
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		3,541	3,558,848
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		6,406	6,092,019
			$ 54,869,139
Energy Equipment & Services — 0.2%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		8,228	$ 8,280,429
			$ 8,280,429
Engineering & Construction — 1.7%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		1,208	$ 1,211,402
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		8,499	7,305,751
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(10)		13,279	13,296,011
Term Loan, 4/25/33(10)		1,771	1,772,802
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		4,500	3,920,175
Construction Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		4,765	4,800,423
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	8,004,906
New Arclin U.S. Holding Corp., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		3,725	3,501,500
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,698	13,783,234
Salas O'Brien, Inc.:
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		2,635	2,648,175
Term Loan, 1/31/33(9)		340	341,700
			$ 60,586,079

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 2.4%
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,618	$ 9,657,019
Electronic Arts, Inc., Term Loan, 3/24/33(10)		12,125	12,143,188
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		28,356	28,508,125
Motogp Sports Entertainment Group SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,187,819
Playtika Holding Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		5,755	5,548,118
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		5,786	5,405,957
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		14,584	14,639,365
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		7,417	7,414,612
			$ 85,504,203
Financial Services — 1.3%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		8,155	$ 8,163,094
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,102	7,109,023
Nuvei Technologies Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		995	983,923
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		8,850	8,898,314
Shift4 Payments LLC, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		2,269	2,281,136
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		9,341	8,632,578
TMF Group Holding BV, Term Loan, 6.427% - 6.429%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,373	6,399,234
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		5,183	5,195,456
			$ 47,662,758
Food Products — 1.5%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(11)		873	$ 0
Term Loan, 0.00%, 8/2/28(5)(11)		776	471,135
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		2,757	1,673,678
Term Loan - Second Lien, 0.00%, 8/2/28(5)(11)		6,167	0
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		4,596	4,569,545
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL: (continued)
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		7,132	$ 7,093,861
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		6,569	6,607,651
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,230	9,250,464
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		7,794	7,608,744
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		5,461	5,505,713
Treehouse Foods, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		7,925	8,000,565
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	2,500	3,314,718
			$ 54,096,074
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		750	$ 742,500
			$ 742,500
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		7,518	$ 7,580,947
			$ 7,580,947
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		17,126	$ 17,246,378
Hologic, Inc.:
Term Loan, 4.825%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,150	1,351,998
Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		12,300	12,246,249
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		6,384	6,287,904
			$ 37,132,529
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,431	$ 7,430,572
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)(9)		423	423,080

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC: (continued)
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		1,635	$ 0
CHG Healthcare Services, Inc., Term Loan, 9/29/31(10)		675	673,312
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		9,975	10,023,738
Concentra Health Services, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,481	3,502,068
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		8,850	8,802,298
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		4,695	4,717,447
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32		10,602	10,654,668
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,237	9,304,874
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		1,197	1,205,676
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,290	11,312,323
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,830,466
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		5,762	5,767,072
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		5,506	5,522,310
MED ParentCo LP, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		9,459	9,493,367
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	826,500
Mehilainen Yhtiot OYJ, Term Loan, 5.527%, (3 mo. EURIBOR + 3.40%), 8/5/31	EUR	9,925	11,759,891
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,428	4,804,177
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		21,689	21,813,078
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,295	11,335,835
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,556	16,631,608
Radiology Partners, Inc., Term Loan, 6/30/32(10)		3,700	3,647,978
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		6,607	6,633,749
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		7,654	$ 7,618,863
Term Loan, 11/19/31(9)		552	549,701
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,176	8,046,890
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,641	8,635,268
Term Loan, 12/31/31(10)		6,775	6,808,875
Synlab Bondco PLC, Term Loan, 5.415%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,125	2,486,037
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,890	4,905,314
			$ 210,167,035
Health Care Technology — 1.4%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		16,300	$ 16,262,459
Cotiviti Corp.:
Term Loan, 6.415%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,612	9,776,725
Term Loan - Second Lien, 6.415%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,985	2,749,359
Imprivata, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1	939
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		9,461	9,473,168
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,287	11,296,948
Waystar Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,686	1,690,125
			$ 51,249,723
Hotels, Restaurants & Leisure — 3.7%
Betclic Everest Group:
Term Loan, 4.541%, (2 mo. EURIBOR + 2.50%), 12/10/31	EUR	4,250	$ 4,991,129
Term Loan, 12/10/31(10)	EUR	3,425	4,030,161
Term Loan, 12/10/31(10)		5,975	6,012,344
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		7,683	7,459,862
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		11,421	11,392,313
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		5,907	5,866,297

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flugo BidCo AB, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	7,794	$ 8,639,780
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		8,497	8,485,974
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.635%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	4,022	4,772,295
Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,065	2,068,125
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		4,863	4,890,217
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,576	8,917,760
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		10,793	10,833,685
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		6,909	6,571,466
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		3,970	3,914,355
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		9,488	9,405,106
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		11,275	11,091,781
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		13,015	13,035,139
			$ 132,377,789
Household Durables — 1.5%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,886	$ 11,270,979
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,538	1,543,134
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,933	8,904,631
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,129	2,131,471
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,609	18,451,968
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		11,849	11,917,897
			$ 54,220,080
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,989	$ 1,999,868
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		10,535	$ 10,634,258
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		685	691,650
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,489	1,496,003
			$ 14,821,779
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.127%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	4,198	$ 4,256,161
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33		3,500	3,526,250
			$ 7,782,411
Insurance — 3.9%
Acrisure LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,898	$ 18,647,338
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		11,037	10,931,690
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		13,478	13,471,350
AmWINS Group, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		2,208	2,208,768
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		24,120	23,996,426
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		19,524	19,593,390
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,938	8,941,038
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		4,775	4,721,281
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	9,125	10,760,584
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		11,056	10,585,739
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,972,964
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,828,290
USI, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,399	3,407,091

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
USI, Inc.: (continued)
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,343	$ 7,359,918
			$ 139,425,867
Interactive Media & Services — 0.4%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28		5,561	$ 5,591,163
Arches Buyer, Inc., Term Loan, 12/6/27(10)		5,500	5,500,688
Foundational Education Group, Inc., Term Loan, 7.675%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,005	4,621,528
			$ 15,713,379
IT Services — 2.3%
Ahead DB Holdings LLC, Term Loan, 2/3/31(10)		3,700	$ 3,674,563
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		15,792	15,563,666
Term Loan - Second Lien, 9.017%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		932	936,611
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,259	7,428,208
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,865	11,684,367
Indy U.S. Bidco LLC, Term Loan, 4.76%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	2,600	3,061,757
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		6,549	6,135,565
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		3,398	2,338,776
Nielsen Consumer, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		2,035	2,036,178
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		1,895	1,543,017
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,547	21,420,141
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		3,348	3,269,519
Term Loan, 10/29/32(9)		352	344,160
Virtusa Corp., Term Loan, 2/15/29(10)		2,700	2,498,621
			$ 81,935,149
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,673	$ 6,666,068
Hayward Industries, Inc., Term Loan, 6.267%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		5,551	5,583,179
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,610	19,723,143
			$ 31,972,390
Life Sciences Tools & Services — 0.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	5,775	$ 6,812,326
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,097	1,100,359
Normec 1 BV, Term Loan, 5.26%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	1,000	1,186,126
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		12,533	12,598,466
Star Parent, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 9/27/30		7,300	7,311,424
			$ 29,008,701
Machinery — 5.8%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,686	$ 6,719,840
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		23,119	23,203,728
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		210	85,135
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		5,486	5,534,255
Barnes Group, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		6,788	6,797,759
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.552%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	2,825	3,034,434
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		7,200	7,164,000
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		9,043	8,952,302
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		6,093	6,110,659
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		12,801	9,064,643
CoorsTek, Inc., Term Loan, 6.67%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		5,810	5,862,470

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		6,104	$ 6,117,512
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,789	3,808,273
Delachaux Group SA, Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,616,242
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,399	4,409,236
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		4,876	4,888,216
Engineered Machinery Holdings, Inc.:
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	10,440	12,360,177
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		10,134	10,214,057
Term Loan - Second Lien, 9.961%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,008,760
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		2,785	2,800,847
INNIO Group Holding GmbH, Term Loan, 4.52%, (3 mo. EURIBOR + 2.50%), 11/2/31	EUR	2,222	2,627,465
Jennmar Inter III LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		5,431	5,390,516
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		11,875	11,895,841
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		13,325	13,371,637
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		9,801	9,841,651
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	6,550	7,725,151
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		25,683	25,930,895
			$ 210,535,701
Media — 1.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,717	$ 5,733,315
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,209	5,212,058
DirecTV Financing LLC, Term Loan, 2/17/31(10)		3,700	3,712,377
Emerald X, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,059	2,067,160
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		8,098	8,158,847
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc., Term Loan, 6.779%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	544	$ 546,288
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	11,025	11,031,064
Univision Communications, Inc., Term Loan, 1/31/29(10)	3,990	3,970,868
WH Borrower LLC, Term Loan, 2/20/32(10)	4,050	4,060,773
		$ 44,492,750
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,941	$ 3,973,345
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	10,251	10,302,692
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	5,669	5,667,602
Zekelman Industries, Inc., Term Loan, 5.908%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	5,211	5,232,794
		$ 25,176,433
Oil, Gas & Consumable Fuels — 2.2%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	20,984	$ 21,043,486
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	4,831	4,858,382
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	5,228	5,247,605
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	19,265	19,163,912
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	4,802	4,853,879
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	2,481	2,492,360
Oxbow Carbon LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	5,212	5,241,424
Traverse Midstream Partners LLC, Term Loan, 4/21/33(10)	5,975	5,991,820
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	10,250	10,294,844
		$ 79,187,712

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		8,922	$ 8,730,550
			$ 8,730,550
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/1/32		5,771	$ 5,803,462
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,833	6,666,828
Ceva Sante Animale:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,411,585
Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,166	6,209,017
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,322	9,375,965
Nidda Healthcare Holding AG, Term Loan, 5.524%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	4,550	5,373,482
Opal Bidco SAS, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/28/32		20,947	21,056,504
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,443,775
Recipharm AB, Term Loan, 4.949%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	2,028,342
			$ 65,368,960
Professional Services — 4.3%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		8,014	$ 8,061,372
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		8,339	8,346,518
APFS Staffing Holdings, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,267	2,963,705
Citrin Cooperman Advisors LLC:
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		3,731	3,609,052
Term Loan, 4/1/32(9)		1,475	1,412,312
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		7,961	7,846,957
Term Loan, 3/31/32(9)		462	455,342
CoreLogic, Inc.:
Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,740	13,481,914
Term Loan - Second Lien, 10.267%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,141,002
Corporation Service Co., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		7,218	7,243,001
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		8,304	$ 7,371,507
Employbridge Holding Co., Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,024	2,076,230
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		3,910	3,866,990
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	6,150	7,313,583
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		21,980	21,345,612
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		5,400	5,427,000
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		6,375	6,394,922
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		3,248	2,168,114
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,696	5,435,804
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,156	14,872,014
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		7,857	7,709,964
PHM Group Holding OYJ, Term Loan, 5.575%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,760,459
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,941,588
Trans Union LLC:
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,926	1,928,571
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		2,622	2,625,524
			$ 153,799,057
Real Estate Management & Development — 0.9%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,609	$ 5,642,740
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		5,403	5,430,424
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		10,956	10,996,983
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		9,202	9,169,317
			$ 31,239,464

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		15,642	$ 15,557,039
First Student Bidco, Inc.:
Term Loan, 8/15/30(10)		3,073	3,077,877
Term Loan, 8/15/30(10)		562	563,175
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		4,899	3,842,804
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		3,991	3,152,742
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		790	623,801
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,940	3,935,910
			$ 30,753,348
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		3,669	$ 1,238,412
Term Loan, 13.663%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		162	154,947
Term Loan, 6/30/26(9)		117	111,875
MaxLinear, Inc., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,933,192
			$ 4,438,426
Software — 8.0%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		14,796	$ 14,621,886
Boxer Parent Co., Inc.:
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		12,568	11,670,134
Term Loan - Second Lien, 9.413%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		4,000	3,410,000
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		7,600	6,001,644
Cegid Group SAS:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,043,182
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,419,188
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		11,370	10,550,882
Cloudera, Inc.:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		11,820	10,682,815
Term Loan - Second Lien, 9.752%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,316,281
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Clover Holdings 2 LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,583	$ 11,307,904
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		11,575	10,948,503
Delta TopCo, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		8,128	7,845,440
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,230	3,098,004
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		3,704	3,500,261
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		10,369	10,219,871
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		5,828	5,758,682
IGT Holding IV AB:
Term Loan, 5.027%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,414,850
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,926,157
Marcel LUX IV SARL:
Term Loan, 5.513%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	4,525	5,261,003
Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		15,263	15,148,902
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		22,202	19,621,076
Mosel Bidco SE, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,296,122
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		1,671	1,660,370
OceanKey (U.S.) II Corp., Term Loan, 7.252%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		6,088	5,782,334
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,797	6,826,657
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,646,560
Open Text Corp., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		4,078	3,980,037
Polaris Newco LLC:
Term Loan, 6.15%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	6,281	6,341,169
Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,867	2,508,974
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,765	6,924,017
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,666	15,398,269

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		4,290	$ 4,172,290
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		11,079	10,861,944
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,960	3,916,697
Rocket Software, Inc., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,325	3,179,146
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	4,949,499
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,136	1,754,582
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,669	1,375,295
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,887	1,559,479
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,061	5,543,795
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		10,655	9,083,210
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		8,925	8,626,698
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,746	10,148,636
			$ 289,302,445
Specialty Retail — 1.1%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		5,664	$ 5,700,904
Boels Topholding BV, Term Loan, 4.462%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	131	154,483
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,459	7,515,371
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,133	15,132,789
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		3,222	3,227,002
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		6,414	6,432,354
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		3,012	2,949,605
			$ 41,112,508
Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		8,445	$ 8,480,216
			$ 8,480,216
Trading Companies & Distributors — 3.0%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		9,025	$ 9,027,798
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		12,787	12,846,192
Core & Main LP, Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		3,626	3,636,936
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		9,036	9,126,174
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		5,332	5,351,811
Quimper AB, Term Loan, 5.122%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	6,775	7,973,462
Ramudden Global Group GmbH, Term Loan, 2/21/33(10)	EUR	16,300	19,184,247
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		3,167	3,236,959
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		8,405	5,946,605
White Cap Buyer LLC:
Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,764	13,722,247
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		6,000	5,966,250
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,535	11,517,498
			$ 107,536,179
Transportation Infrastructure — 0.7%
Brown Group Holding LLC:
Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		10,263	$ 10,329,608
Term Loan, 7/1/31(10)		5,000	5,030,900
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		10,024	10,043,817
			$ 25,404,325
Total Senior Floating-Rate Loans (identified cost $3,101,725,497)			$3,022,364,055

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,488	$ 5,537,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,563,288)		$ 5,537,265

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	250,318,612	$ 250,318,612
Total Short-Term Investments (identified cost $250,318,612)		$ 250,318,612
Total Investments — 101.3% (identified cost $3,794,323,803)		$3,661,764,140
Less Unfunded Loan Commitments — (0.2)%		$ (6,243,019)
Net Investments — 101.1% (identified cost $3,788,080,784)		$3,655,521,121
Other Assets, Less Liabilities — (1.1)%		$ (39,049,534)
Net Assets — 100.0%		$3,616,471,587
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $252,136,715 or 7.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated fund (see Note 7).
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $6,488,873. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	212,065,447	EUR	183,766,698	Standard Chartered Bank	5/5/26	$ —	$(3,612,281)
GBP	10,500,000	USD	14,145,173	State Street Bank and Trust Company	5/29/26	142,342	—
USD	42,366,829	EUR	35,742,584	Deutsche Bank AG	5/29/26	370,271	—
USD	38,098,629	EUR	32,132,222	State Street Bank and Trust Company	5/29/26	344,148	—
USD	35,461,002	EUR	29,974,510	State Street Bank and Trust Company	5/29/26	241,774	—
USD	27,865,170	GBP	20,551,273	State Street Bank and Trust Company	5/29/26	—	(99,268)
USD	215,848,082	EUR	183,766,698	Standard Chartered Bank	6/2/26	—	(113,398)
EUR	20,000,000	USD	23,648,076	Bank of America, N.A.	6/30/26	—	(115,212)
EUR	24,000,000	USD	28,086,672	State Street Bank and Trust Company	6/30/26	152,765	—
GBP	5,000,000	USD	6,609,400	State Street Bank and Trust Company	6/30/26	193,496	—
USD	3,764,963	EUR	3,266,171	Deutsche Bank AG	6/30/26	—	(78,155)
USD	5,888,233	EUR	5,108,626	Goldman Sachs International	6/30/26	—	(122,797)
						$1,444,796	$(4,141,111)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$234,500	5.00% (pays quarterly)(4)	3.30%	6/20/31	$12,321,847	$(7,281,199)	$5,040,648
Total	$234,500				$12,321,847	$(7,281,199)	$5,040,648
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	5.79%	10/10/29	$(22,248)	$ —	$(22,248)
Total		$5,000				$(22,248)	$ —	$(22,248)

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $239,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $3,508,716,432)	$3,377,150,447
Affiliated investments, at value (identified cost $279,364,352)	278,370,674
Cash	9,266,331
Deposits for derivatives collateral:
Centrally cleared swap contracts	11,607,867
Forward foreign currency exchange contracts	3,430,000
Foreign currency, at value (identified cost $47,555,123)	47,542,400
Interest and dividends receivable	17,986,777
Dividends receivable from affiliated investments	763,982
Receivable for investments sold	102,855,981
Receivable for variation margin on open centrally cleared swaps	550,504
Receivable for open forward foreign currency exchange contracts	1,444,796
Receivable from affiliates	13,820
Trustees' deferred compensation plan	317,207
Prepaid upfront fees on notes payable	797,577
Prepaid expenses	26,645
Total assets	$3,852,125,008
Liabilities
Cash collateral due to broker	$300,000
Payable for investments purchased	215,684,112
Payable for when-issued securities	6,142,458
Payable for open forward foreign currency exchange contracts	4,141,111
Payable for open OTC swap contracts	22,248
Payable to affiliates:
Investment adviser fee	1,542,736
Trustees' fees	9,042
Trustees' deferred compensation plan	317,207
Accrued expenses and other liabilities	7,494,507
Total liabilities	$235,653,421
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$3,616,471,587
33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$916,082
Dividend income from affiliated investments	3,211,994
Interest income	140,299,435
Other income	1,607
Total investment income	$144,429,118
Expenses
Investment adviser fee	$10,352,624
Trustees’ fees and expenses	54,250
Custodian fee	483,551
Legal and accounting services	639,450
Interest expense and fees	971,208
Miscellaneous	259,122
Total expenses	$12,760,205
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$170,779
Total expense reductions	$170,779
Net expenses	$12,589,426
Net investment income	$131,839,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(170,179,428)
Swap contracts	(1,736,140)
Foreign currency transactions	93,680
Forward foreign currency exchange contracts	6,814,880
Net realized loss	$(165,007,008)
Change in unrealized appreciation (depreciation):
Investments	$67,598,553
Investments - affiliated investments	(516,863)
Swap contracts	4,649,592
Foreign currency	1,159,556
Forward foreign currency exchange contracts	(10,597,415)
Net change in unrealized appreciation (depreciation)	$62,293,423
Net realized and unrealized loss	$(102,713,585)
Net increase in net assets from operations	$29,126,107
34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$131,839,692	$381,095,795
Net realized loss	(165,007,008)	(109,374,418)
Net change in unrealized appreciation (depreciation)	62,293,423	(30,418,776)
Net increase in net assets from operations	$29,126,107	$241,302,601
Capital transactions:
Contributions	$81,539,753	$211,859,678
Withdrawals	(958,838,799)	(1,335,648,314)
Net decrease in net assets from capital transactions	$(877,299,046)	$(1,123,788,636)
Net decrease in net assets	$(848,172,939)	$(882,486,035)
Net Assets
At beginning of period	$4,464,644,526	$5,347,130,561
At end of period	$3,616,471,587	$4,464,644,526
35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%(2)	0.59%	0.57%	0.58%	0.54%	0.56%
Net expenses	0.63%(2)(3)	0.59%(3)	0.57%(3)	0.58%(3)	0.54%(3)	0.56%
Net investment income	6.63%(2)	7.65%	8.70%	8.21%	4.39%	3.51%
Portfolio Turnover	19%(4)	35%	31%	19%	27%	26%
Total Return	0.47%(4)	5.23%	10.49%	10.63%	(3.32)%	7.80%
Net assets, end of period (000’s omitted)	$3,616,472	$4,464,645	$5,347,131	$5,761,774	$8,101,131	$8,986,782
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 85.5% and 14.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
37

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if
38

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $10,352,624 or 0.52% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a
39

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $170,779 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$739,506,496	$1,468,394,879
U.S. Government and Agency Securities	5,614,802	50,497
	$745,121,298	$1,468,445,376
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,789,521,760
Gross unrealized appreciation	$40,675,692
Gross unrealized depreciation	(172,354,246)
Net unrealized depreciation	$(131,678,554)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit related contingent features in a net liability position was $4,163,359. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,513,754 at April 30, 2026.
40

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$12,321,847(1)	$ —	$12,321,847
Receivable for open forward foreign currency exchange contracts	—	1,444,796	1,444,796
Total Asset Derivatives	$12,321,847	$1,444,796	$13,766,643
Derivatives not subject to master netting or similar agreements	$12,321,847	$ —	$12,321,847
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,444,796	$1,444,796
Payable for open forward foreign currency exchange contracts	$ —	$(4,141,111)	$(4,141,111)
Payable for open OTC swap contracts	(22,248)	—	(22,248)
Total Liability Derivatives subject to master netting or similar agreements	$(22,248)	$(4,141,111)	$(4,163,359)
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
41

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$370,271	$(78,155)	$ —	$ —	$292,116
State Street Bank and Trust Company	1,074,525	(99,268)	—	(300,000)	675,257
	$1,444,796	$(177,423)	$—	$(300,000)	$967,373

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(115,212)	$ —	$ —	$115,212	$ —
Deutsche Bank AG	(78,155)	78,155	—	—	—
Goldman Sachs Bank USA	(22,248)	—	22,248	—	—
Goldman Sachs International	(122,797)	—	—	110,000	(12,797)
Standard Chartered Bank	(3,725,679)	—	—	2,860,000	(865,679)
State Street Bank and Trust Company	(99,268)	99,268	—	—	—
	$(4,163,359)	$177,423	$22,248	$3,085,212	$(878,476)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$93,680	$ —	$93,680
Forward foreign currency exchange contracts	—	6,814,880	6,814,880
Total	$93,680	$6,814,880	$6,908,560
Change in unrealized appreciation (depreciation):
Swap contracts	$4,649,592	$ —	$4,649,592
Forward foreign currency exchange contracts	—	(10,597,415)	(10,597,415)
Total	$4,649,592	$(10,597,415)	$(5,947,823)
42

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$634,049,000	$126,509,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $425 million ($500 million prior to March 2, 2026) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 1, 2027. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $496,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2026 is $797,577 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2026.
7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $278,370,674, which represents 7.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ 28,568,925	$ —	$ —	$ —	$(516,863)	$ 28,052,062	$948,442	577,500
Short-Term Investments
Liquidity Fund	189,108,071	813,896,488	(752,685,947)	—	—	250,318,612	2,263,552	250,318,612
Total				$ —	$(516,863)	$278,370,674	$3,211,994
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
43

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 106,578,156	$ —	$ 106,578,156
Closed-End Funds	1,711,044	—	—	1,711,044
Common Stocks	344,899	43,862,603	12,054,458	56,261,960
Corporate Bonds	—	152,428,880	—	152,428,880
Exchange-Traded Funds	55,555,237	—	—	55,555,237
Preferred Stocks	—	2,650,013	8,358,918	11,008,931
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,000,040,988	16,080,048	3,016,121,036
U.S. Government Agency Mortgage-Backed Securities	—	5,537,265	—	5,537,265
Warrants	—	—	0	0
Short-Term Investments	250,318,612	—	—	250,318,612
Total Investments	$307,929,792	$3,311,097,905	$36,493,424	$3,655,521,121
Forward Foreign Currency Exchange Contracts	$ —	$ 1,444,796	$ —	$ 1,444,796
Swap Contracts	—	12,321,847	—	12,321,847
Total	$307,929,792	$3,324,864,548	$36,493,424	$3,669,287,764
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (4,141,111)	$ —	$ (4,141,111)
Swap Contracts	—	(22,248)	—	(22,248)
Total	$ —	$ (4,163,359)	$ —	$ (4,163,359)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
44

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.
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EVBLX-NCSR    4.30.26

Eaton Vance
Floating-Rate & High Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Floating-Rate & High Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $575,103,576)	$525,096,644
Investment in High Income Opportunities Portfolio, at value (identified cost $120,060,683)	88,596,529
Receivable for Fund shares sold	280,590
Receivable from affiliates	80,155
Total assets	$614,053,918
Liabilities
Payable for Fund shares redeemed	$1,334,767
Distributions payable	267,183
Payable to affiliates:
Administration fee	75,588
Distribution and service fees	38,204
Sub-transfer agency fee	9,874
Trustees' fees	42
Accrued expenses	125,108
Total liabilities	$1,850,766
Net Assets	$612,203,152
Sources of Net Assets
Paid-in capital	$907,388,043
Accumulated loss	(295,184,891)
Net Assets	$612,203,152
Advisers Class Shares
Net Assets	$28,911,935
Shares Outstanding	3,651,871
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.92
Class A Shares
Net Assets	$86,811,940
Shares Outstanding	10,308,319
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.42
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.70
Class C Shares
Net Assets	$17,309,386
Shares Outstanding	2,190,636
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.90
Class I Shares
Net Assets	$449,380,878
Shares Outstanding	56,727,412
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.92
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class R6 Shares
Net Assets	$29,789,013
Shares Outstanding	3,760,321
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.92
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $56)	$698,471
Interest income allocated from Portfolios (net of foreign taxes withheld of $7)	22,736,476
Other income allocated from Portfolios	5,887
Expenses, excluding interest expense and fees, allocated from Portfolios	(1,887,925)
Interest expense and fees allocated from Portfolios	(136,882)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	26,813
Total investment income from Portfolios	$21,442,840
Expenses
Administration fee	$486,994
Distribution and service fees:
Advisers Class	37,578
Class A	111,325
Class C	91,668
Trustees’ fees and expenses	250
Custodian fee	25,343
Transfer and dividend disbursing agent fees	224,070
Legal and accounting services	49,204
Printing and postage	20,140
Registration fees	44,032
Miscellaneous	7,123
Total expenses	$1,097,727
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$160,350
Total expense reductions	$160,350
Net expenses	$937,377
Net investment income	$20,505,463
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$(24,185,208)
Swap contracts	(250,834)
Foreign currency transactions	5,768
Forward foreign currency exchange contracts	987,138
Net realized loss	$(23,443,136)
Change in unrealized appreciation (depreciation):
Investments	$8,794,093
Swap contracts	658,584
Foreign currency	159,880
Forward foreign currency exchange contracts	(1,483,515)
Net change in unrealized appreciation (depreciation)	$8,129,042
Net realized and unrealized loss	$(15,314,094)
Net increase in net assets from operations	$5,191,369
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$20,505,463	$56,909,774
Net realized loss	(23,443,136)	(15,069,417)
Net change in unrealized appreciation (depreciation)	8,129,042	(1,869,096)
Net increase in net assets from operations	$5,191,369	$39,971,261
Distributions to shareholders:
Advisers Class	$(980,995)	$(2,336,151)
Class A	(2,906,892)	(7,061,863)
Class C	(529,539)	(1,204,759)
Class I	(16,316,716)	(44,263,753)
Class R6	(1,028,505)	(2,314,888)
Total distributions to shareholders	$(21,762,647)	$(57,181,414)
Transactions in shares of beneficial interest:
Advisers Class	$(1,956,653)	$(2,312,188)
Class A	(4,671,126)	(12,149,386)
Class C	(1,524,060)	1,824,535
Class I	(73,974,600)	(99,375,744)
Class R6	(254,922)	918,920
Net decrease in net assets from Fund share transactions	$(82,381,361)	$(111,093,863)
Net decrease in net assets	$(98,952,639)	$(128,304,016)
Net Assets
At beginning of period	$711,155,791	$839,459,807
At end of period	$612,203,152	$711,155,791
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.12	$8.29	$8.11	$7.99	$8.72	$8.33
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.57	$0.65	$0.60	$0.34	$0.28
Net realized and unrealized gain (loss)	(0.18)	(0.16)	0.18	0.13	(0.73)	0.40
Total income (loss) from operations	$0.06	$0.41	$0.83	$0.73	$(0.39)	$0.68
Less Distributions
From net investment income	$(0.26)	$(0.58)	$(0.65)	$(0.61)	$(0.34)	$(0.29)
Total distributions	$(0.26)	$(0.58)	$(0.65)	$(0.61)	$(0.34)	$(0.29)
Net asset value — End of period	$7.92	$8.12	$8.29	$8.11	$7.99	$8.72
Total Return(2)	0.74%(3)	5.05%	10.59%	9.35%	(4.56)%	8.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,912	$31,634	$34,656	$39,715	$43,533	$47,953
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.14%(6)(7)	1.09%(7)	1.07%(7)	1.08%	1.02%	1.04%
Net expenses	1.08%(6)(7)(8)	1.08%(7)(8)	1.07%(7)(8)	1.08%(8)	1.02%(8)	1.04%
Net investment income	6.14%(6)	6.99%	7.89%	7.42%	4.01%	3.25%
Portfolio Turnover of the Fund(9)	1%(3)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.04%, 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.64	$8.82	$8.63	$8.50	$9.28	$8.87
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.61	$0.70	$0.64	$0.36	$0.30
Net realized and unrealized gain (loss)	(0.20)	(0.18)	0.19	0.14	(0.78)	0.42
Total income (loss) from operations	$0.06	$0.43	$0.89	$0.78	$(0.42)	$0.72
Less Distributions
From net investment income	$(0.28)	$(0.61)	$(0.70)	$(0.65)	$(0.36)	$(0.31)
Total distributions	$(0.28)	$(0.61)	$(0.70)	$(0.65)	$(0.36)	$(0.31)
Net asset value — End of period	$8.42	$8.64	$8.82	$8.63	$8.50	$9.28
Total Return(2)	0.66%(3)	5.06%	10.57%	9.38%	(4.60)%	8.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,812	$93,740	$108,034	$116,469	$172,307	$187,279
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.14%(6)(7)	1.09%(7)	1.07%(7)	1.08%	1.02%	1.04%
Net expenses	1.08%(6)(7)(8)	1.08%(7)(8)	1.07%(7)(8)	1.08%(8)	1.02%(8)	1.04%
Net investment income	6.14%(6)	6.99%	7.89%	7.40%	4.01%	3.25%
Portfolio Turnover of the Fund(9)	1%(3)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.04%, 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.10	$8.28	$8.10	$7.98	$8.71	$8.32
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.51	$0.59	$0.54	$0.27	$0.22
Net realized and unrealized gain (loss)	(0.18)	(0.18)	0.18	0.13	(0.72)	0.39
Total income (loss) from operations	$0.03	$0.33	$0.77	$0.67	$(0.45)	$0.61
Less Distributions
From net investment income	$(0.23)	$(0.51)	$(0.59)	$(0.55)	$(0.28)	$(0.22)
Total distributions	$(0.23)	$(0.51)	$(0.59)	$(0.55)	$(0.28)	$(0.22)
Net asset value — End of period	$7.90	$8.10	$8.28	$8.10	$7.98	$8.71
Total Return(2)	0.36%(3)	4.14%	9.77%	8.68%	(5.40)%	7.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,309	$19,303	$17,882	$16,355	$21,726	$25,764
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.89%(6)(7)	1.84%(7)	1.82%(7)	1.83%	1.77%	1.79%
Net expenses	1.83%(6)(7)(8)	1.83%(7)(8)	1.82%(7)(8)	1.83%(8)	1.77%(8)	1.79%
Net investment income	5.39%(6)	6.23%	7.11%	6.64%	3.23%	2.52%
Portfolio Turnover of the Fund(9)	1%(3)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.04%, 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.12	$8.30	$8.12	$8.00	$8.73	$8.34
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.59	$0.67	$0.62	$0.36	$0.30
Net realized and unrealized gain (loss)	(0.18)	(0.17)	0.19	0.13	(0.73)	0.40
Total income (loss) from operations	$0.07	$0.42	$0.86	$0.75	$(0.37)	$0.70
Less Distributions
From net investment income	$(0.27)	$(0.60)	$(0.68)	$(0.63)	$(0.36)	$(0.31)
Total distributions	$(0.27)	$(0.60)	$(0.68)	$(0.63)	$(0.36)	$(0.31)
Net asset value — End of period	$7.92	$8.12	$8.30	$8.12	$8.00	$8.73
Total Return(2)	0.87%(3)	5.19%	10.86%	9.76%	(4.43)%	8.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$449,381	$535,673	$648,336	$742,105	$1,227,499	$1,187,123
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.89%(6)(7)	0.84%(7)	0.82%(7)	0.83%	0.77%	0.78%
Net expenses	0.83%(6)(7)(8)	0.83%(7)(8)	0.82%(7)(8)	0.83%(8)	0.77%(8)	0.78%
Net investment income	6.40%(6)	7.25%	8.14%	7.63%	4.27%	3.47%
Portfolio Turnover of the Fund(9)	1%(3)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.04%, 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.12	$8.30	$8.12	$8.00	$8.73	$8.34
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.60	$0.68	$0.63	$0.36	$0.31
Net realized and unrealized gain (loss)	(0.19)	(0.18)	0.18	0.13	(0.73)	0.40
Total income (loss) from operations	$0.07	$0.42	$0.86	$0.76	$(0.37)	$0.71
Less Distributions
From net investment income	$(0.27)	$(0.60)	$(0.68)	$(0.64)	$(0.36)	$(0.32)
Total distributions	$(0.27)	$(0.60)	$(0.68)	$(0.64)	$(0.36)	$(0.32)
Net asset value — End of period	$7.92	$8.12	$8.30	$8.12	$8.00	$8.73
Total Return(2)	0.89%(3)	5.25%	10.93%	9.83%	(4.38)%	8.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,789	$30,806	$30,551	$30,507	$42,124	$37,646
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.84%(6)(7)	0.78%(7)	0.76%(7)	0.77%	0.71%	0.74%
Net expenses	0.78%(6)(7)(8)	0.77%(7)(8)	0.76%(7)(8)	0.77%(8)	0.71%(8)	0.74%
Net investment income	6.44%(6)	7.30%	8.20%	7.72%	4.35%	3.61%
Portfolio Turnover of the Fund(9)	1%(3)	5%	4%	3%	24%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.04%, 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025 and 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2026 were as follows: Eaton Vance Floating Rate Portfolio (14.5%) and High Income Opportunities Portfolio (4.5%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
10

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $233,580,070 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $17,408,287 are short-term and $216,171,783 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. For bank loans and bank loan related assets, the investment adviser fee is computed based on the Fund’s daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
11

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

For high yield bonds and other instruments that are not bank loan related, the fee is an aggregate of a daily asset-based fee and a daily income-based fee at the following rates:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.3000%	3.0000%
$500 million but less than $1 billion	0.2750%	2.7500%
$1 billion but less than $1.5 billion	0.2500%	2.5000%
$1.5 billion but less than $2 billion	0.2250%	2.2500%
$2 billion but less than $3 billion	0.2000%	2.0000%
$3 billion and over	0.1750%	1.7500%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2026, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $1,661,386 or 0.51% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $486,994.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $26,813 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Advisers Class, Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $160,350 of the Fund’s operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $18,358 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,026 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $37,578 for Advisers Class shares and $111,325 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $68,751 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $22,917 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $1,139 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Eaton Vance Floating Rate Portfolio	$4,393,272	$96,386,148
High Income Opportunities Portfolio	656,466	14,402,528
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Advisers Class
Sales	232,523	$ 1,860,150	470,096	$ 3,852,909
Issued to shareholders electing to receive payments of distributions in Fund shares	122,304	976,613	283,702	2,325,179
Redemptions	(599,541)	(4,793,416)	(1,036,637)	(8,490,276)
Net decrease	(244,714)	$ (1,956,653)	(282,839)	$ (2,312,188)
Class A
Sales	604,778	$ 5,172,878	872,674	$ 7,624,055
Issued to shareholders electing to receive payments of distributions in Fund shares	298,791	2,538,050	710,386	6,194,123
Redemptions	(1,450,212)	(12,382,054)	(2,976,104)	(25,967,564)
Net decrease	(546,643)	$ (4,671,126)	(1,393,044)	$(12,149,386)
Class C
Sales	127,559	$ 1,025,671	806,641	$ 6,619,071
Issued to shareholders electing to receive payments of distributions in Fund shares	63,777	508,180	140,914	1,152,297
Redemptions	(383,011)	(3,057,911)	(725,932)	(5,946,833)
Net increase (decrease)	(191,675)	$ (1,524,060)	221,623	$ 1,824,535
13

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	5,104,103	$ 40,881,365	16,377,856	$134,820,436
Issued to shareholders electing to receive payments of distributions in Fund shares	1,876,485	14,994,211	5,020,887	41,186,047
Redemptions	(16,195,726)	(129,850,176)	(33,595,089)	(275,382,227)
Net decrease	(9,215,138)	$(73,974,600)	(12,196,346)	$(99,375,744)
Class R6
Sales	243,745	$ 1,952,213	1,133,012	$ 9,283,408
Issued to shareholders electing to receive payments of distributions in Fund shares	128,116	1,023,299	280,599	2,300,656
Redemptions	(403,789)	(3,230,434)	(1,303,300)	(10,665,144)
Net increase (decrease)	(31,928)	$ (254,922)	110,311	$ 918,920
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026 and October 31, 2025, the Fund's investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.
14

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.9%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.223%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,011,122
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,224,937
Barings CLO Ltd., Series 2015-1A, Class DR, 6.537%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,503,980
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.887%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,288,200
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,503,531
Series 2025-29A, Class E, 10.023%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,018,490
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,000	1,007,052
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	989,362
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.014%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,501,893
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,141,077
Series 2018-1A, Class D, 6.975%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,497,490
Series 2018-1A, Class E, 9.875%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,245,358
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	929,156
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,918,325
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,886,650
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,000	1,002,611
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.635%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,775,682
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,884,674
Series 2017-1A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,167,456
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2018-1A, Class D, 6.835%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 3,021,243
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,709,814
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,955,252
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.38%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,751,936
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.785%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,508,009
Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,470
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.535%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,007,365
Series 2015-41A, Class ER, 9.235%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,184,808
Series 2016-42A, Class D1AR, 6.973%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,491,052
Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,319,960
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.865%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,660,218
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,312,850
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,222,470
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,132,080
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.675%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	850,400
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.525%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,489,878
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	955,540
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.435%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	865,555
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.673%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,431,647
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.18%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	1,000	984,418
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.017%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	948,629

15
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.837%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	$4,500	$ 4,521,564
Series 2016-1A, Class DR, 9.837%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,101,158
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,126,297
Series 2018-2A, Class E, 9.185%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,293,422
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.437%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,169,422
Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	842,446
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.099%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,009,976
Windhill CLO 5 Ltd., 13.00%, 10/22/35	4,685	4,774,927
Total Asset-Backed Securities (identified cost $111,622,682)		$ 106,578,156

Closed-End Funds — 0.1%
Security	Shares	Value
Invesco Senior Income Trust	303,506	$ 956,044
Nuveen Floating Rate Income Fund	100,000	755,000
Total Closed-End Funds (identified cost $1,758,624)		$ 1,711,044

Common Stocks — 1.6%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	223,950	$ 2,127,525
		$ 2,127,525
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)	250,979	$ 345,096
		$ 345,096
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(4)	139,324	$ 2,879,708
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	12,054,458
		$ 14,934,166
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	44,676	$ 344,899
		$ 344,899
Entertainment — 0.1%
New Cineworld Ltd.(3)(4)	80,602	$ 1,678,778
		$ 1,678,778
Health Care — 0.4%
Cano Health, Inc.(3)(4)(5)	314,140	$ 0
Envision Parent, Inc.(3)(4)	778,264	14,942,669
		$ 14,942,669
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,348,933	$ 12,477,630
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,477,630
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	113,307	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(3)(4)	100,308	$ 9,006,806
Par Health, Inc.(3)(4)	100,308	404,391
		$ 9,411,197
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	163,296	$ 0
		$ 0

16
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $98,717,794)		$ 56,261,960

Corporate Bonds — 4.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,845,986
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,221,857
		$ 5,067,843
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)(6)	$4,850	$ 4,701,838
		$ 4,701,838
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,801,524
		$ 3,801,524
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 687,140
		$ 687,140
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,619,105
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	265	264,871
		$ 2,883,976
Business Equipment and Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$4,475	$ 4,411,644
		$ 4,411,644
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 9,101,297
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.: (continued)
7.25%, 2/15/33(1)	$6,250	$ 6,114,549
		$ 15,215,846
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,071,546
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	5,550	5,617,652
		$ 7,689,198
Computers — 0.1%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,895,338
		$ 1,895,338
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$3,802	$ 4,031,474
		$ 4,031,474
Diversified Telecommunication Services — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$991	$ 972,855
6.50%, 4/15/32(1)	10,461	10,294,974
9.50%, 11/1/29(1)	7,107	7,259,575
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,757,949
		$ 24,285,353
Drugs — 0.3%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,953,806
		$ 8,953,806
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,012,667
		$ 1,012,667
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$925	$ 899,636
		$ 899,636
Health Care — 0.1%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,830,483
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,095,394
		$ 3,925,877

17
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,787,254
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	7,000	6,911,890
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	3,525	3,543,498
		$ 12,242,642
Machinery — 0.5%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$3,150	$ 3,169,688
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	1,575	1,541,354
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,050	12,878,274
		$ 17,589,316
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$2,100	$ 2,150,407
		$ 2,150,407
Pipelines — 0.0%†
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	$960	$ 991,237
		$ 991,237
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,944,113
		$ 2,944,113
Software — 0.7%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$6,000	$ 5,792,541
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,100	6,977,277
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	3,050	3,144,157
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,646,830
		$ 23,560,805
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,059,154
		$ 3,059,154
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$425	$ 428,046
		$ 428,046
Total Corporate Bonds (identified cost $152,391,633)		$ 152,428,880

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Income Funds — 1.5%
Eaton Vance Floating-Rate ETF(7)	577,500	$ 28,052,062
Eldridge BBB-B CLO ETF	675,000	17,823,375
iShares Broad USD High Yield Corporate Bond ETF	260,000	9,679,800
		$ 55,555,237
Total Exchange-Traded Funds (identified cost $56,768,390)		$ 55,555,237

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(3)(4)(5)	1,225,519	$ 6,433,975
		$ 6,433,975
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(4)(5)	105,016	$ 1,924,943
		$ 1,924,943
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	78,854	$ 1,567,223
Series G1(3)	54,480	1,082,790
		$ 2,650,013
Total Preferred Stocks (identified cost $15,457,283)		$ 11,008,931

Senior Floating-Rate Loans — 83.6%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,469,983
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		13,174	13,244,363
Term Loan, 12/11/31(9)		644	647,265
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.424%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		5,990	6,024,419

18
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Kaman Corp.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/26/32		9,858	$ 9,911,924
Term Loan, 2/26/32(9)		943	948,576
PMI (US) Bidco, Inc.:
Term Loan, 3.862%, (3 mo. USD Term SOFR + 0.17%), 3/16/33		4,978	5,015,787
Term Loan, 3/16/33(9)		797	802,526
Propulsion (BC) Finco SARL, Term Loan, 12/1/32(10)		1,410	1,419,257
TransDigm, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		13,010	13,044,968
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		12,083	12,114,288
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		3,965	3,976,279
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		12,071	11,995,921
			$ 85,615,556
Airlines — 0.1%
American Airlines, Inc.:
Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,934	$ 1,925,598
Term Loan, 6.425%, (3 mo. USD Term SOFR + 2.75%), 5/28/32		1,980	1,974,842
			$ 3,900,440
Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		6,858	$ 6,898,548
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		15,497	15,514,869
			$ 22,413,417
Auto Components — 1.2%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		6,344	$ 6,362,348
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,611	3,578,748
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,792,323
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,622	5,655,733
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,848	$ 4,431,886
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,620	3,017,809
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		2,057	1,959,959
Term Loan, 8.663%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		774	741,363
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		852	210,507
Term Loan, 0.00%, 3/30/27(11)		183	426
Lippert Colipper, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,317	3,320,709
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		4,104	2,393,974
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		6,983	4,065,561
Term Loan, 1/31/31(10)		4,152	4,202,905
			$ 41,734,251
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		5,823	$ 5,818,365
MajorDrive Holdings IV LLC:
Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		4,398	4,208,367
Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,086	1,995,686
			$ 12,022,418
Beverages — 0.1%
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,391	$ 358,716
Primo Brands Corp., Term Loan, 6.432%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		3,650	3,677,229
			$ 4,035,945
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		5,225	$ 5,270,745

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		15,090	$ 15,160,751
Grifols Worldwide Operations USA, Inc., Term Loan, 5.198%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	2,150	2,539,900
			$ 22,971,396
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,756,537
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,386,892
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		6,076	6,102,136
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		5,277	5,298,499
			$ 19,544,064
Building Products — 0.3%
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		3,854	$ 3,858,664
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		3,653	3,070,510
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		3,874	3,816,733
			$ 10,745,907
Capital Markets — 3.0%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		12,899	$ 12,968,442
Apex Group Treasury LLC, Term Loan, 2/27/32(10)		3,994	3,764,658
Chicago U.S. Midco III LP:
Term Loan, 11/1/32(10)		2,177	2,181,622
Term Loan, 11/1/32(10)		323	324,003
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		5,212	5,230,570
Edelman Financial Center LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		12,818	12,849,807
EIG Management Co. LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,562	3,546,450
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		10,784	10,715,823
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		2,742	2,550,140
Guggenheim Partners LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		13,885	13,936,849
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	6,246	$ 6,250,381
Jupiter Borrower, Inc., Term Loan, 3/25/33(10)	3,000	3,015,000
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	6,376	6,395,738
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	2,488	2,498,644
NEXUS Buyer LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	4,224	4,149,332
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	9,869	9,873,447
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	6,625	6,628,114
		$ 106,879,020
Chemicals — 1.7%
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	15,490	$ 15,511,899
Chemours Co., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	6,359	6,355,883
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	7,941	7,862,014
Term Loan, 10/27/32(9)	234	231,236
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	4,359	4,325,110
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	8,519	7,954,683
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	13	11,637
Minerals Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	4,740	4,757,775
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,950	2,920,734
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	4,559	4,027,623
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	5,522	5,534,896
		$ 59,493,490
Commercial Services & Supplies — 3.9%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	11,783	$ 11,855,600
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	16,595	16,661,254

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Anticimex International AB, Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		7,479	$ 7,509,921
Belfor Holdings, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,683	5,720,467
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,365	13,435,857
Foundever Group:
Term Loan, 5.88%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,403,089
Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		11,895	6,958,325
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		13,277	13,285,794
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		1,985	1,995,784
Geosyntec Consultants, Term Loan, 6.652% - 6.657%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		945	950,567
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		12,998	13,042,763
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		13,722	13,790,157
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		18,116	18,240,426
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		2,209	2,207,327
MV Holding GmbH, Term Loan, 4.01%, (1 mo. EURIBOR + 2.00%), 3/17/32	EUR	1,475	1,746,437
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		4,911	4,921,693
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		6,736	6,759,470
			$ 141,484,931
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		8,188	$ 8,205,770
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,214
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		4,439	4,447,997
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,191	$ 1,193,586
			$ 13,859,567
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd.:
Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	6,075	$ 7,209,171
Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		13,292	13,385,194
			$ 20,594,365
Containers & Packaging — 2.4%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,691	$ 4,585,880
Berlin Packaging LLC, Term Loan, 6.932% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		8,812	8,695,028
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		15,683	15,005,486
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		6,693	6,617,209
Pelican Products, Inc., Term Loan, 12/29/28(10)		3,550	3,368,897
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		9,970	9,983,856
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		15,050	14,737,713
Sword Purchaser LLC:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		16,325	15,876,062
Term Loan, 4/11/33(10)	EUR	2,925	3,380,007
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	4,800	5,650,616
			$ 87,900,754
Distributors — 0.2%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	5,275	$ 6,248,052
Phillips Feed Service, Inc., Term Loan, 14.00%, (3 mo. USD Term SOFR + 10.00%), 11/13/26(5)		463	282,936
Rubix Group Midco 3 Ltd., Term Loan, 5.481%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	1,500	1,753,662
			$ 8,284,650

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.2%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		8,564	$ 8,429,307
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		14,699	14,672,839
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		4,963	4,863,251
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		5,431	5,399,877
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,002	9,025,686
			$ 42,390,960
Diversified Telecommunication Services — 0.5%
Altice France SA, Term Loan, 9.048%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,862	$ 4,898,054
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,900,953
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,404,214
			$ 18,203,221
Electric Utilities — 0.4%
MRP Buyer LLC:
Term Loan, 6.942% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,603	$ 1,610,694
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		12,567	12,630,196
			$ 14,240,890
Electrical Equipment — 1.0%
Dynamo Newco II GmbH, Term Loan, 6.907%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,078	$ 2,762,775
Finco Utilitas BV, Term Loan, 9/27/30(10)	EUR	4,750	5,592,257
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		14,086	14,132,147
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		2,382	2,390,945
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(10)	EUR	4,000	4,739,597
WEC U.S. Holdings Ltd., Term Loan, 5.665%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		5,725	5,744,057
			$ 35,361,778
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		16,548	$ 16,550,025
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		12,491	12,420,683
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		3,183	$ 2,546,601
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		13,353	10,682,618
Sector Alarm Holding AS, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 6/14/32	EUR	375	441,036
Spectris PLC:
Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	2,175	2,577,309
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		3,541	3,558,848
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		6,406	6,092,019
			$ 54,869,139
Energy Equipment & Services — 0.2%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		8,228	$ 8,280,429
			$ 8,280,429
Engineering & Construction — 1.7%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		1,208	$ 1,211,402
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		8,499	7,305,751
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(10)		13,279	13,296,011
Term Loan, 4/25/33(10)		1,771	1,772,802
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		4,500	3,920,175
Construction Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		4,765	4,800,423
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	8,004,906
New Arclin U.S. Holding Corp., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		3,725	3,501,500
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,698	13,783,234
Salas O'Brien, Inc.:
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		2,635	2,648,175
Term Loan, 1/31/33(9)		340	341,700
			$ 60,586,079

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 2.4%
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,618	$ 9,657,019
Electronic Arts, Inc., Term Loan, 3/24/33(10)		12,125	12,143,188
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		28,356	28,508,125
Motogp Sports Entertainment Group SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,187,819
Playtika Holding Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		5,755	5,548,118
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		5,786	5,405,957
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		14,584	14,639,365
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		7,417	7,414,612
			$ 85,504,203
Financial Services — 1.3%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		8,155	$ 8,163,094
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,102	7,109,023
Nuvei Technologies Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		995	983,923
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		8,850	8,898,314
Shift4 Payments LLC, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		2,269	2,281,136
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		9,341	8,632,578
TMF Group Holding BV, Term Loan, 6.427% - 6.429%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,373	6,399,234
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		5,183	5,195,456
			$ 47,662,758
Food Products — 1.5%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(11)		873	$ 0
Term Loan, 0.00%, 8/2/28(5)(11)		776	471,135
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		2,757	1,673,678
Term Loan - Second Lien, 0.00%, 8/2/28(5)(11)		6,167	0
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		4,596	4,569,545
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL: (continued)
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		7,132	$ 7,093,861
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		6,569	6,607,651
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,230	9,250,464
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		7,794	7,608,744
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		5,461	5,505,713
Treehouse Foods, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		7,925	8,000,565
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	2,500	3,314,718
			$ 54,096,074
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		750	$ 742,500
			$ 742,500
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		7,518	$ 7,580,947
			$ 7,580,947
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		17,126	$ 17,246,378
Hologic, Inc.:
Term Loan, 4.825%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,150	1,351,998
Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		12,300	12,246,249
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		6,384	6,287,904
			$ 37,132,529
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,431	$ 7,430,572
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)(9)		423	423,080

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC: (continued)
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		1,635	$ 0
CHG Healthcare Services, Inc., Term Loan, 9/29/31(10)		675	673,312
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		9,975	10,023,738
Concentra Health Services, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,481	3,502,068
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		8,850	8,802,298
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		4,695	4,717,447
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32		10,602	10,654,668
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,237	9,304,874
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		1,197	1,205,676
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,290	11,312,323
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,830,466
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		5,762	5,767,072
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		5,506	5,522,310
MED ParentCo LP, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		9,459	9,493,367
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	826,500
Mehilainen Yhtiot OYJ, Term Loan, 5.527%, (3 mo. EURIBOR + 3.40%), 8/5/31	EUR	9,925	11,759,891
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,428	4,804,177
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		21,689	21,813,078
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,295	11,335,835
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,556	16,631,608
Radiology Partners, Inc., Term Loan, 6/30/32(10)		3,700	3,647,978
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		6,607	6,633,749
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		7,654	$ 7,618,863
Term Loan, 11/19/31(9)		552	549,701
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,176	8,046,890
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,641	8,635,268
Term Loan, 12/31/31(10)		6,775	6,808,875
Synlab Bondco PLC, Term Loan, 5.415%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,125	2,486,037
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,890	4,905,314
			$ 210,167,035
Health Care Technology — 1.4%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		16,300	$ 16,262,459
Cotiviti Corp.:
Term Loan, 6.415%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,612	9,776,725
Term Loan - Second Lien, 6.415%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,985	2,749,359
Imprivata, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1	939
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		9,461	9,473,168
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,287	11,296,948
Waystar Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,686	1,690,125
			$ 51,249,723
Hotels, Restaurants & Leisure — 3.7%
Betclic Everest Group:
Term Loan, 4.541%, (2 mo. EURIBOR + 2.50%), 12/10/31	EUR	4,250	$ 4,991,129
Term Loan, 12/10/31(10)	EUR	3,425	4,030,161
Term Loan, 12/10/31(10)		5,975	6,012,344
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		7,683	7,459,862
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		11,421	11,392,313
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		5,907	5,866,297

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flugo BidCo AB, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	7,794	$ 8,639,780
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		8,497	8,485,974
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.635%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	4,022	4,772,295
Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,065	2,068,125
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		4,863	4,890,217
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,576	8,917,760
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		10,793	10,833,685
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		6,909	6,571,466
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		3,970	3,914,355
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		9,488	9,405,106
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		11,275	11,091,781
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		13,015	13,035,139
			$ 132,377,789
Household Durables — 1.5%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,886	$ 11,270,979
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,538	1,543,134
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,933	8,904,631
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,129	2,131,471
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,609	18,451,968
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		11,849	11,917,897
			$ 54,220,080
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,989	$ 1,999,868
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		10,535	$ 10,634,258
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		685	691,650
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,489	1,496,003
			$ 14,821,779
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.127%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	4,198	$ 4,256,161
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33		3,500	3,526,250
			$ 7,782,411
Insurance — 3.9%
Acrisure LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,898	$ 18,647,338
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		11,037	10,931,690
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		13,478	13,471,350
AmWINS Group, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		2,208	2,208,768
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		24,120	23,996,426
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		19,524	19,593,390
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,938	8,941,038
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		4,775	4,721,281
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	9,125	10,760,584
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		11,056	10,585,739
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,972,964
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,828,290
USI, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,399	3,407,091

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
USI, Inc.: (continued)
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,343	$ 7,359,918
			$ 139,425,867
Interactive Media & Services — 0.4%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28		5,561	$ 5,591,163
Arches Buyer, Inc., Term Loan, 12/6/27(10)		5,500	5,500,688
Foundational Education Group, Inc., Term Loan, 7.675%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,005	4,621,528
			$ 15,713,379
IT Services — 2.3%
Ahead DB Holdings LLC, Term Loan, 2/3/31(10)		3,700	$ 3,674,563
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		15,792	15,563,666
Term Loan - Second Lien, 9.017%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		932	936,611
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,259	7,428,208
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,865	11,684,367
Indy U.S. Bidco LLC, Term Loan, 4.76%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	2,600	3,061,757
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		6,549	6,135,565
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		3,398	2,338,776
Nielsen Consumer, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		2,035	2,036,178
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		1,895	1,543,017
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,547	21,420,141
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		3,348	3,269,519
Term Loan, 10/29/32(9)		352	344,160
Virtusa Corp., Term Loan, 2/15/29(10)		2,700	2,498,621
			$ 81,935,149
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,673	$ 6,666,068
Hayward Industries, Inc., Term Loan, 6.267%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		5,551	5,583,179
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,610	19,723,143
			$ 31,972,390
Life Sciences Tools & Services — 0.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	5,775	$ 6,812,326
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,097	1,100,359
Normec 1 BV, Term Loan, 5.26%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	1,000	1,186,126
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		12,533	12,598,466
Star Parent, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 9/27/30		7,300	7,311,424
			$ 29,008,701
Machinery — 5.8%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,686	$ 6,719,840
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		23,119	23,203,728
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		210	85,135
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		5,486	5,534,255
Barnes Group, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		6,788	6,797,759
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.552%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	2,825	3,034,434
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		7,200	7,164,000
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		9,043	8,952,302
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		6,093	6,110,659
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		12,801	9,064,643
CoorsTek, Inc., Term Loan, 6.67%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		5,810	5,862,470

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		6,104	$ 6,117,512
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,789	3,808,273
Delachaux Group SA, Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,616,242
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,399	4,409,236
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		4,876	4,888,216
Engineered Machinery Holdings, Inc.:
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	10,440	12,360,177
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		10,134	10,214,057
Term Loan - Second Lien, 9.961%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,008,760
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		2,785	2,800,847
INNIO Group Holding GmbH, Term Loan, 4.52%, (3 mo. EURIBOR + 2.50%), 11/2/31	EUR	2,222	2,627,465
Jennmar Inter III LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		5,431	5,390,516
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		11,875	11,895,841
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		13,325	13,371,637
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		9,801	9,841,651
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	6,550	7,725,151
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		25,683	25,930,895
			$ 210,535,701
Media — 1.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,717	$ 5,733,315
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,209	5,212,058
DirecTV Financing LLC, Term Loan, 2/17/31(10)		3,700	3,712,377
Emerald X, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,059	2,067,160
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		8,098	8,158,847
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc., Term Loan, 6.779%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	544	$ 546,288
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	11,025	11,031,064
Univision Communications, Inc., Term Loan, 1/31/29(10)	3,990	3,970,868
WH Borrower LLC, Term Loan, 2/20/32(10)	4,050	4,060,773
		$ 44,492,750
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,941	$ 3,973,345
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	10,251	10,302,692
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	5,669	5,667,602
Zekelman Industries, Inc., Term Loan, 5.908%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	5,211	5,232,794
		$ 25,176,433
Oil, Gas & Consumable Fuels — 2.2%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	20,984	$ 21,043,486
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	4,831	4,858,382
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	5,228	5,247,605
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	19,265	19,163,912
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	4,802	4,853,879
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	2,481	2,492,360
Oxbow Carbon LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	5,212	5,241,424
Traverse Midstream Partners LLC, Term Loan, 4/21/33(10)	5,975	5,991,820
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	10,250	10,294,844
		$ 79,187,712

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		8,922	$ 8,730,550
			$ 8,730,550
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/1/32		5,771	$ 5,803,462
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,833	6,666,828
Ceva Sante Animale:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,411,585
Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,166	6,209,017
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,322	9,375,965
Nidda Healthcare Holding AG, Term Loan, 5.524%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	4,550	5,373,482
Opal Bidco SAS, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/28/32		20,947	21,056,504
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,443,775
Recipharm AB, Term Loan, 4.949%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	2,028,342
			$ 65,368,960
Professional Services — 4.3%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		8,014	$ 8,061,372
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		8,339	8,346,518
APFS Staffing Holdings, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,267	2,963,705
Citrin Cooperman Advisors LLC:
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		3,731	3,609,052
Term Loan, 4/1/32(9)		1,475	1,412,312
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		7,961	7,846,957
Term Loan, 3/31/32(9)		462	455,342
CoreLogic, Inc.:
Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,740	13,481,914
Term Loan - Second Lien, 10.267%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,141,002
Corporation Service Co., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		7,218	7,243,001
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		8,304	$ 7,371,507
Employbridge Holding Co., Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,024	2,076,230
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		3,910	3,866,990
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	6,150	7,313,583
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		21,980	21,345,612
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		5,400	5,427,000
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		6,375	6,394,922
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		3,248	2,168,114
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,696	5,435,804
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,156	14,872,014
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		7,857	7,709,964
PHM Group Holding OYJ, Term Loan, 5.575%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,760,459
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,941,588
Trans Union LLC:
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,926	1,928,571
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		2,622	2,625,524
			$ 153,799,057
Real Estate Management & Development — 0.9%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,609	$ 5,642,740
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		5,403	5,430,424
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		10,956	10,996,983
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		9,202	9,169,317
			$ 31,239,464

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		15,642	$ 15,557,039
First Student Bidco, Inc.:
Term Loan, 8/15/30(10)		3,073	3,077,877
Term Loan, 8/15/30(10)		562	563,175
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		4,899	3,842,804
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		3,991	3,152,742
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		790	623,801
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,940	3,935,910
			$ 30,753,348
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		3,669	$ 1,238,412
Term Loan, 13.663%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		162	154,947
Term Loan, 6/30/26(9)		117	111,875
MaxLinear, Inc., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,933,192
			$ 4,438,426
Software — 8.0%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		14,796	$ 14,621,886
Boxer Parent Co., Inc.:
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		12,568	11,670,134
Term Loan - Second Lien, 9.413%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		4,000	3,410,000
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		7,600	6,001,644
Cegid Group SAS:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,043,182
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,419,188
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		11,370	10,550,882
Cloudera, Inc.:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		11,820	10,682,815
Term Loan - Second Lien, 9.752%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,316,281
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Clover Holdings 2 LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,583	$ 11,307,904
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		11,575	10,948,503
Delta TopCo, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		8,128	7,845,440
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,230	3,098,004
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		3,704	3,500,261
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		10,369	10,219,871
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		5,828	5,758,682
IGT Holding IV AB:
Term Loan, 5.027%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,414,850
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,926,157
Marcel LUX IV SARL:
Term Loan, 5.513%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	4,525	5,261,003
Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		15,263	15,148,902
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		22,202	19,621,076
Mosel Bidco SE, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,296,122
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		1,671	1,660,370
OceanKey (U.S.) II Corp., Term Loan, 7.252%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		6,088	5,782,334
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,797	6,826,657
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,646,560
Open Text Corp., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		4,078	3,980,037
Polaris Newco LLC:
Term Loan, 6.15%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	6,281	6,341,169
Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,867	2,508,974
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,765	6,924,017
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,666	15,398,269

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		4,290	$ 4,172,290
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		11,079	10,861,944
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,960	3,916,697
Rocket Software, Inc., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,325	3,179,146
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	4,949,499
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,136	1,754,582
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,669	1,375,295
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,887	1,559,479
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,061	5,543,795
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		10,655	9,083,210
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		8,925	8,626,698
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,746	10,148,636
			$ 289,302,445
Specialty Retail — 1.1%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		5,664	$ 5,700,904
Boels Topholding BV, Term Loan, 4.462%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	131	154,483
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,459	7,515,371
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,133	15,132,789
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		3,222	3,227,002
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		6,414	6,432,354
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		3,012	2,949,605
			$ 41,112,508
Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		8,445	$ 8,480,216
			$ 8,480,216
Trading Companies & Distributors — 3.0%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		9,025	$ 9,027,798
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		12,787	12,846,192
Core & Main LP, Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		3,626	3,636,936
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		9,036	9,126,174
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		5,332	5,351,811
Quimper AB, Term Loan, 5.122%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	6,775	7,973,462
Ramudden Global Group GmbH, Term Loan, 2/21/33(10)	EUR	16,300	19,184,247
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		3,167	3,236,959
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		8,405	5,946,605
White Cap Buyer LLC:
Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,764	13,722,247
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		6,000	5,966,250
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,535	11,517,498
			$ 107,536,179
Transportation Infrastructure — 0.7%
Brown Group Holding LLC:
Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		10,263	$ 10,329,608
Term Loan, 7/1/31(10)		5,000	5,030,900
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		10,024	10,043,817
			$ 25,404,325
Total Senior Floating-Rate Loans (identified cost $3,101,725,497)			$3,022,364,055

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,488	$ 5,537,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,563,288)		$ 5,537,265

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	250,318,612	$ 250,318,612
Total Short-Term Investments (identified cost $250,318,612)		$ 250,318,612
Total Investments — 101.3% (identified cost $3,794,323,803)		$3,661,764,140
Less Unfunded Loan Commitments — (0.2)%		$ (6,243,019)
Net Investments — 101.1% (identified cost $3,788,080,784)		$3,655,521,121
Other Assets, Less Liabilities — (1.1)%		$ (39,049,534)
Net Assets — 100.0%		$3,616,471,587
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $252,136,715 or 7.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated fund (see Note 7).
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $6,488,873. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	212,065,447	EUR	183,766,698	Standard Chartered Bank	5/5/26	$ —	$(3,612,281)
GBP	10,500,000	USD	14,145,173	State Street Bank and Trust Company	5/29/26	142,342	—
USD	42,366,829	EUR	35,742,584	Deutsche Bank AG	5/29/26	370,271	—
USD	38,098,629	EUR	32,132,222	State Street Bank and Trust Company	5/29/26	344,148	—
USD	35,461,002	EUR	29,974,510	State Street Bank and Trust Company	5/29/26	241,774	—
USD	27,865,170	GBP	20,551,273	State Street Bank and Trust Company	5/29/26	—	(99,268)
USD	215,848,082	EUR	183,766,698	Standard Chartered Bank	6/2/26	—	(113,398)
EUR	20,000,000	USD	23,648,076	Bank of America, N.A.	6/30/26	—	(115,212)
EUR	24,000,000	USD	28,086,672	State Street Bank and Trust Company	6/30/26	152,765	—
GBP	5,000,000	USD	6,609,400	State Street Bank and Trust Company	6/30/26	193,496	—
USD	3,764,963	EUR	3,266,171	Deutsche Bank AG	6/30/26	—	(78,155)
USD	5,888,233	EUR	5,108,626	Goldman Sachs International	6/30/26	—	(122,797)
						$1,444,796	$(4,141,111)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$234,500	5.00% (pays quarterly)(4)	3.30%	6/20/31	$12,321,847	$(7,281,199)	$5,040,648
Total	$234,500				$12,321,847	$(7,281,199)	$5,040,648
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	5.79%	10/10/29	$(22,248)	$ —	$(22,248)
Total		$5,000				$(22,248)	$ —	$(22,248)

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $239,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $3,508,716,432)	$3,377,150,447
Affiliated investments, at value (identified cost $279,364,352)	278,370,674
Cash	9,266,331
Deposits for derivatives collateral:
Centrally cleared swap contracts	11,607,867
Forward foreign currency exchange contracts	3,430,000
Foreign currency, at value (identified cost $47,555,123)	47,542,400
Interest and dividends receivable	17,986,777
Dividends receivable from affiliated investments	763,982
Receivable for investments sold	102,855,981
Receivable for variation margin on open centrally cleared swaps	550,504
Receivable for open forward foreign currency exchange contracts	1,444,796
Receivable from affiliates	13,820
Trustees' deferred compensation plan	317,207
Prepaid upfront fees on notes payable	797,577
Prepaid expenses	26,645
Total assets	$3,852,125,008
Liabilities
Cash collateral due to broker	$300,000
Payable for investments purchased	215,684,112
Payable for when-issued securities	6,142,458
Payable for open forward foreign currency exchange contracts	4,141,111
Payable for open OTC swap contracts	22,248
Payable to affiliates:
Investment adviser fee	1,542,736
Trustees' fees	9,042
Trustees' deferred compensation plan	317,207
Accrued expenses and other liabilities	7,494,507
Total liabilities	$235,653,421
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$3,616,471,587
34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$916,082
Dividend income from affiliated investments	3,211,994
Interest income	140,299,435
Other income	1,607
Total investment income	$144,429,118
Expenses
Investment adviser fee	$10,352,624
Trustees’ fees and expenses	54,250
Custodian fee	483,551
Legal and accounting services	639,450
Interest expense and fees	971,208
Miscellaneous	259,122
Total expenses	$12,760,205
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$170,779
Total expense reductions	$170,779
Net expenses	$12,589,426
Net investment income	$131,839,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(170,179,428)
Swap contracts	(1,736,140)
Foreign currency transactions	93,680
Forward foreign currency exchange contracts	6,814,880
Net realized loss	$(165,007,008)
Change in unrealized appreciation (depreciation):
Investments	$67,598,553
Investments - affiliated investments	(516,863)
Swap contracts	4,649,592
Foreign currency	1,159,556
Forward foreign currency exchange contracts	(10,597,415)
Net change in unrealized appreciation (depreciation)	$62,293,423
Net realized and unrealized loss	$(102,713,585)
Net increase in net assets from operations	$29,126,107
35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$131,839,692	$381,095,795
Net realized loss	(165,007,008)	(109,374,418)
Net change in unrealized appreciation (depreciation)	62,293,423	(30,418,776)
Net increase in net assets from operations	$29,126,107	$241,302,601
Capital transactions:
Contributions	$81,539,753	$211,859,678
Withdrawals	(958,838,799)	(1,335,648,314)
Net decrease in net assets from capital transactions	$(877,299,046)	$(1,123,788,636)
Net decrease in net assets	$(848,172,939)	$(882,486,035)
Net Assets
At beginning of period	$4,464,644,526	$5,347,130,561
At end of period	$3,616,471,587	$4,464,644,526
36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%(2)	0.59%	0.57%	0.58%	0.54%	0.56%
Net expenses	0.63%(2)(3)	0.59%(3)	0.57%(3)	0.58%(3)	0.54%(3)	0.56%
Net investment income	6.63%(2)	7.65%	8.70%	8.21%	4.39%	3.51%
Portfolio Turnover	19%(4)	35%	31%	19%	27%	26%
Total Return	0.47%(4)	5.23%	10.49%	10.63%	(3.32)%	7.80%
Net assets, end of period (000’s omitted)	$3,616,472	$4,464,645	$5,347,131	$5,761,774	$8,101,131	$8,986,782
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 85.5% and 14.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
38

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if
39

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $10,352,624 or 0.52% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a
40

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $170,779 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$739,506,496	$1,468,394,879
U.S. Government and Agency Securities	5,614,802	50,497
	$745,121,298	$1,468,445,376
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,789,521,760
Gross unrealized appreciation	$40,675,692
Gross unrealized depreciation	(172,354,246)
Net unrealized depreciation	$(131,678,554)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit related contingent features in a net liability position was $4,163,359. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,513,754 at April 30, 2026.
41

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$12,321,847(1)	$ —	$12,321,847
Receivable for open forward foreign currency exchange contracts	—	1,444,796	1,444,796
Total Asset Derivatives	$12,321,847	$1,444,796	$13,766,643
Derivatives not subject to master netting or similar agreements	$12,321,847	$ —	$12,321,847
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,444,796	$1,444,796
Payable for open forward foreign currency exchange contracts	$ —	$(4,141,111)	$(4,141,111)
Payable for open OTC swap contracts	(22,248)	—	(22,248)
Total Liability Derivatives subject to master netting or similar agreements	$(22,248)	$(4,141,111)	$(4,163,359)
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
42

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$370,271	$(78,155)	$ —	$ —	$292,116
State Street Bank and Trust Company	1,074,525	(99,268)	—	(300,000)	675,257
	$1,444,796	$(177,423)	$—	$(300,000)	$967,373

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(115,212)	$ —	$ —	$115,212	$ —
Deutsche Bank AG	(78,155)	78,155	—	—	—
Goldman Sachs Bank USA	(22,248)	—	22,248	—	—
Goldman Sachs International	(122,797)	—	—	110,000	(12,797)
Standard Chartered Bank	(3,725,679)	—	—	2,860,000	(865,679)
State Street Bank and Trust Company	(99,268)	99,268	—	—	—
	$(4,163,359)	$177,423	$22,248	$3,085,212	$(878,476)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$93,680	$ —	$93,680
Forward foreign currency exchange contracts	—	6,814,880	6,814,880
Total	$93,680	$6,814,880	$6,908,560
Change in unrealized appreciation (depreciation):
Swap contracts	$4,649,592	$ —	$4,649,592
Forward foreign currency exchange contracts	—	(10,597,415)	(10,597,415)
Total	$4,649,592	$(10,597,415)	$(5,947,823)
43

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$634,049,000	$126,509,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $425 million ($500 million prior to March 2, 2026) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 1, 2027. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $496,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2026 is $797,577 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2026.
7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $278,370,674, which represents 7.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ 28,568,925	$ —	$ —	$ —	$(516,863)	$ 28,052,062	$948,442	577,500
Short-Term Investments
Liquidity Fund	189,108,071	813,896,488	(752,685,947)	—	—	250,318,612	2,263,552	250,318,612
Total				$ —	$(516,863)	$278,370,674	$3,211,994
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
44

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 106,578,156	$ —	$ 106,578,156
Closed-End Funds	1,711,044	—	—	1,711,044
Common Stocks	344,899	43,862,603	12,054,458	56,261,960
Corporate Bonds	—	152,428,880	—	152,428,880
Exchange-Traded Funds	55,555,237	—	—	55,555,237
Preferred Stocks	—	2,650,013	8,358,918	11,008,931
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,000,040,988	16,080,048	3,016,121,036
U.S. Government Agency Mortgage-Backed Securities	—	5,537,265	—	5,537,265
Warrants	—	—	0	0
Short-Term Investments	250,318,612	—	—	250,318,612
Total Investments	$307,929,792	$3,311,097,905	$36,493,424	$3,655,521,121
Forward Foreign Currency Exchange Contracts	$ —	$ 1,444,796	$ —	$ 1,444,796
Swap Contracts	—	12,321,847	—	12,321,847
Total	$307,929,792	$3,324,864,548	$36,493,424	$3,669,287,764
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (4,141,111)	$ —	$ (4,141,111)
Swap Contracts	—	(22,248)	—	(22,248)
Total	$ —	$ (4,163,359)	$ —	$ (4,163,359)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
45

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.
46

EVFHX-NCSR    4.30.26

Eaton Vance
Government Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Government Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	$3,000	$ 2,980,506
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	897,523
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(2)	1,816	1,812,599
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,929,975
Total Asset-Backed Securities (identified cost $6,504,882)		$ 7,620,603

Collateralized Mortgage Obligations — 65.6%
Security	Principal Amount (000's omitted)	Value
BofA Lending Facility, 7.649%, (SOFR + 4.00%), 6/16/28(3)	$741	$ 746,803
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	1,176	1,154,466
Champs Trust:
Series 2024-1, Class A, 9.45%, 7/25/59(1)(4)	2,024	2,070,054
Series 2024-2, Class A, 8.752%, 11/25/59(1)(4)	1,538	1,579,895
Series 2024-3, Class A, 9.05%, 1/25/60(1)(4)	932	958,195
Series 2025-2, Class A, 8.161%, 10/25/60(1)(4)	2,868	2,952,966
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(4)	237	236,706
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(2)	797	797,315
EFMT, Series 2025-NQM3, Class B2, 7.222%, 8/25/70(1)(4)	2,330	2,304,851
FARM Mortgage Trust, Series 2023-1, Class B, 3.035%, 3/25/52(1)(4)	2,819	2,154,925
Federal Home Loan Mortgage Corp.:
Series 2075, Class PH, 6.50%, 8/15/28	6	5,632
Series 2091, Class ZC, 6.00%, 11/15/28	18	17,862
Series 2102, Class Z, 6.00%, 12/15/28	4	4,446
Series 2115, Class K, 6.00%, 1/15/29	9	9,142
Series 2142, Class Z, 6.50%, 4/15/29	15	15,518
Series 4107, Class SA, 0.418%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(5)	419	254,812
Series 4107, Class SB, 0.418%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(5)	208	124,374
Series 4107, Class SC, 0.418%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(5)	500	298,249
Series 4107, Class SD, 0.418%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(5)	373	222,779
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4204, Class AF, 4.768%, (30-day SOFR Average + 1.114%), 5/15/43(3)	$540	$ 523,415
Series 4259, Class UE, 2.50%, 5/15/43	126	123,815
Series 4623, Class SK, 0.88%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(5)	259	123,988
Series 4938, Class KZ, 2.50%, 12/25/49	692	414,336
Series 5031, Class Z, 2.50%, 10/25/50	1	287
Series 5039, Class ZJ, 2.00%, 11/25/50	105	47,603
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	1,266	519,212
Series 5093, Class Z, 3.00%, 1/25/51	0(6)	40
Series 5101, Class EZ, 2.00%, 3/25/51	575	335,378
Series 5104, Class WZ, 3.00%, 4/25/51	139	87,380
Series 5114, Class ZH, 3.00%, 5/25/51	62	34,344
Series 5123, Class JZ, 2.00%, 7/25/51	115	57,284
Series 5129, Class HZ, 1.25%, 4/25/50	172	70,651
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,064,193
Series 5324, Class MZ, 6.00%, 7/25/53	3,939	4,063,065
Series 5381, Class Z, 5.50%, 2/25/54	4,526	4,460,403
Series 5391, Class EZ, 5.50%, 3/25/54	4,505	4,516,486
Series 5453, Class DZ, 5.50%, 9/25/54	4,383	4,294,320
Series 5478, Class SG, 7.491%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	1,727	1,728,200
Series 5481, Class HZ, 5.50%, 12/25/54	1,621	1,621,689
Series 5491, Class CZ, 5.50%, 1/25/55	1,614	1,611,455
Series 5500, Class ZG, 5.50%, 10/25/54	4,284	4,287,624
Series 5508, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	2,991	3,261,192
Series 5535, Class MB, 7.695%, (30-day SOFR Average + 4.05%), 5/25/55(5)	2,629	2,678,813
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	2,293	2,358,303
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	2,285	2,354,213
Series 5660, Class SC, 8.531%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	2,000	2,132,413
Series 5662, Class SA, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	2,000	2,090,207
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	1,665	332,155
Series 4749, Class IL, 4.00%, 12/15/47	603	123,680
Series 4756, Class KI, 4.00%, 1/15/48	668	133,662
Series 4768, Class IO, 4.00%, 3/15/48	478	97,621
Series 4772, Class PI, 4.00%, 1/15/48	708	141,677
Series 4966, Class SY, 2.29%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,690	203,673
Series 5008, Class IE, 2.00%, 9/25/50	3,785	467,107
Series 5010, Class I, 2.00%, 9/25/50	2,850	353,497
Series 5010, Class IN, 2.00%, 9/25/50	1,990	245,176

1
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class NI, 2.00%, 9/25/50	$2,363	$ 290,317
Series 5016, Class UI, 2.00%, 9/25/50	2,304	284,302
Series 5017, Class DI, 2.00%, 9/25/50	4,031	497,528
Series 5024, Class CI, 2.00%, 10/25/50	4,304	529,698
Series 5025, Class GI, 2.00%, 10/25/50	972	121,663
Series 5028, Class TI, 2.00%, 10/25/50	1,182	108,354
Series 5038, Class DI, 2.00%, 11/25/50	6,092	748,151
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	3,726	87,371
Series 5070, Class CI, 2.00%, 2/25/51	7,017	920,772
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	856	710,990
Series 3435, Class PO, 0.00%, 4/15/38	816	672,735
Series 4239, Class OU, 0.00%, 7/15/43	319	197,879
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.26%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,124,923
Series 2022-DNA4, Class B2, 13.895%, (30-day SOFR Average + 10.25%), 5/25/42(1)(3)	2,000	2,177,115
Federal National Mortgage Association:
Series 2001-81, Class HE, 6.50%, 1/25/32	97	99,802
Series 2012-133, Class WS, 0.651%, (3.696% - 30-day SOFR Average x 0.833), 12/25/42(5)	305	192,502
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,166	846,225
Series 2013-6, Class TY, 1.50%, 2/25/43	795	565,921
Series 2013-58, Class SC, 0.361%, (5.828% - 30-day SOFR Average x 1.50), 6/25/43(5)	323	188,663
Series 2020-63, Class ZN, 3.00%, 9/25/50	102	58,251
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,061,095
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,061,444
Series 2023-14, Class EL, 6.00%, 4/25/53	7,000	7,231,391
Series 2024-105, Class KT, 0.125%, 1/25/55	2,723	2,277,460
Series 2025-7, Class EZ, 5.50%, 2/25/55	1,607	1,603,489
Series 2025-12, Class FM, 7.645%, (30-day SOFR Average + 4.00%), 3/25/55(3)	875	898,980
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	3,646	3,717,932
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(5)	2,396	2,366,478
Series 2026-30, Class SA, 8.239%, (18.288% - 30-day SOFR Average x 2.75), 5/25/56(5)	2,000	2,066,261
Series 2026-34, Class SA, 7.912%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(5)	2,000	2,071,058
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(5)	8,895	24,745
Series 2018-21, Class IO, 3.00%, 4/25/48	1,881	304,469
Series 2019-1, Class SA, 1.64%, (5.286% - 30-day SOFR Average), 2/25/49(5)	946	51,224
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-23, Class SP, 2.29%, (5.936% - 30-day SOFR Average), 2/25/50(5)	$1,723	$ 209,011
Series 2020-45, Class HI, 2.50%, 7/25/50	2,624	383,452
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,059	584,795
Series 2020-73, Class NI, 2.00%, 10/25/50	612	76,754
Series 2021-3, Class KI, 2.50%, 2/25/51	5,622	827,985
Series 2021-3, Class LI, 2.50%, 2/25/51	5,555	801,655
Series 2021-4, Class AI, 2.00%, 12/25/49	8,025	941,142
Series 2021-10, Class EI, 2.00%, 3/25/51	3,297	442,903
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	560	465,849
Series 2014-9, Class DO, 0.00%, 2/25/43	455	373,329
Series 2014-17, Class PO, 0.00%, 4/25/44	844	613,033
Series 2023-55, Class OE, 0.00%, 11/25/53	3,319	2,762,299
Government National Mortgage Association:
Series 2016-168, Class JS, 0.246%, (4.336% - 1 mo. SOFR x 1.116), 11/20/46(5)	32	16,748
Series 2017-137, Class AF, 4.276%, (1 mo. SOFR + 0.614%), 9/20/47(3)	696	668,217
Series 2020-84, Class BZ, 2.50%, 6/20/50	726	394,925
Series 2021-1, Class ZD, 3.00%, 1/20/51	145	87,519
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,160
Series 2021-77, Class ZG, 3.00%, 7/20/50	51	29,127
Series 2021-114, Class JZ, 3.00%, 6/20/51	197	118,545
Series 2021-121, Class ZE, 2.50%, 7/20/51	39	18,755
Series 2021-131, Class ZN, 3.00%, 7/20/51	325	215,545
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,216	1,397,818
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,815	1,110,380
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,804	1,310,388
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,139	819,791
Series 2022-173, Class S, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	1,059	1,141,287
Series 2022-189, Class US, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	1,266	1,368,137
Series 2022-195, Class AS, 9.657%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	700	771,830
Series 2022-197, Class SW, 7.584%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	935	957,586
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	4,060,429
Series 2023-53, Class SE, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	1,466	1,556,451
Series 2023-63, Class LB, 6.00%, 5/20/53	3,000	3,103,191
Series 2023-63, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	991	1,051,928
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,265,782
Series 2023-65, Class G, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	1,394	1,496,937
Series 2023-65, Class SB, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	1,103	1,159,034

2
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-66, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	$497	$ 526,756
Series 2023-82, Class AL, 6.00%, 6/20/53	6,000	6,206,873
Series 2023-84, Class MW, 6.00%, 6/20/53	3,500	3,609,200
Series 2023-84, Class SN, 9.028%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	996	1,049,985
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,584,926
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,585,671
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,083,987
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,551,337
Series 2023-98, Class JB, 6.00%, 7/20/53	3,000	3,102,388
Series 2023-99, Class AL, 6.00%, 7/20/53	4,000	4,137,019
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,068,236
Series 2023-150, Class AS, 13.513%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	815	949,374
Series 2023-164, Class EL, 6.00%, 11/20/53(9)	5,000	5,155,334
Series 2023-164, Class LD, 6.50%, 11/20/53(9)	4,778	4,965,033
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	9,967	10,235,442
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	19,759,051
Series 2023-173, Class AX, 6.00%, 11/20/53	5,000	5,155,370
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,577,155
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,182	2,162,672
Series 2024-196, Class Z, 5.50%, 12/20/54	1,076	1,060,523
Series 2025-62, Class FM, 7.84%, (30-day SOFR Average + 4.20%), 4/20/55(3)	1,147	1,174,054
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(5)	1,233	1,254,982
Series 2025-82, Class FL, 8.14%, (30-day SOFR Average + 4.50%), 5/20/55(3)	1,334	1,362,665
Series 2025-83, Class MU, 7.94%, (30-day SOFR Average + 4.30%), 4/20/55(3)	618	628,302
Series 2025-90, Class MB, 7.94%, (30-day SOFR Average + 4.30%), 5/20/55(3)	2,471	2,513,208
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	2,813	2,940,223
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	2,813	2,930,843
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	2,831	2,947,889
Series 2025-139, Class MT, 6.94%, (30-day SOFR Average + 3.30%), 4/20/55(3)	1,129	1,147,618
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(5)	1,973	2,022,845
Series 2026-5, Class QS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	7,433	8,078,378
Series 2026-44, Class LS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	3,990	4,252,578
Series 2026-63, Class SW, 9.198%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	4,000	4,290,590
Security	Principal Amount (000's omitted)	Value
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(5)	$4,846	$ 9,487
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(5)	6,417	17,926
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(5)	2,923	13,341
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(5)	1,303	6,346
Series 2018-127, Class SG, 2.475%, (6.136% - 1 mo. SOFR), 9/20/48(5)	2,197	233,617
Series 2019-27, Class SA, 2.275%, (5.936% - 1 mo. SOFR), 2/20/49(5)	1,490	151,515
Series 2019-38, Class SQ, 2.275%, (5.936% - 1 mo. SOFR), 3/20/49(5)	1,929	205,331
Series 2019-43, Class BS, 2.275%, (5.936% - 1 mo. SOFR), 4/20/49(5)	2,710	273,706
Series 2020-32, Class KI, 3.50%, 3/20/50	3,010	474,637
Series 2020-65, Class MI, 2.50%, 12/20/49	2,205	282,907
Series 2020-97, Class MI, 2.50%, 3/20/50	1,423	193,661
Series 2020-146, Class IQ, 2.00%, 10/20/50	8,613	1,069,531
Series 2020-146, Class QI, 2.00%, 10/20/50	4,596	564,248
Series 2020-149, Class NI, 2.50%, 10/20/50	9,104	1,408,124
Series 2020-165, Class UI, 2.00%, 11/20/50	3,799	470,642
Series 2020-167, Class KI, 2.00%, 11/20/50	5,956	739,368
Series 2020-167, Class YI, 2.00%, 11/20/50	4,825	613,102
Series 2020-173, Class DI, 2.00%, 11/20/50	7,173	911,154
Series 2020-181, Class TI, 2.00%, 12/20/50	12,252	1,560,251
Series 2021-23, Class TI, 2.50%, 2/20/51	5,756	873,874
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(5)	3,638	19,193
Series 2021-114, Class MI, 3.00%, 6/20/51	3,851	659,937
Series 2021-122, Class NI, 3.00%, 7/20/51	2,649	454,276
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	3,287	72,469
Series 2021-131, Class QI, 3.00%, 7/20/51	4,820	626,525
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(5)	2,813	5,808
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	14,306	33,627
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	7,216	16,942
Series 2021-193, Class IU, 3.00%, 11/20/49	10,661	1,518,605
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	6,748	41,831
Series 2021-196, Class GI, 3.00%, 11/20/51	5,048	820,885
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	34,540	168,999
Series 2022-126, Class AS, 0.05%, (3.69% - 30-day SOFR Average), 7/20/52(5)	10,300	119,336
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	14,453	87,900

3
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-13, Class SA, 1.76%, (5.40% - 30-day SOFR Average), 1/20/53(5)	$2,615	$ 104,456
Series 2023-19, Class SD, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	2,288	153,400
Series 2023-20, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	2,388	159,120
Series 2023-22, Class ES, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	3,608	240,448
Series 2023-22, Class SA, 2.06%, (5.70% - 30-day SOFR Average), 2/20/53(5)	1,637	78,580
Series 2023-24, Class SB, 1.51%, (5.15% - 30-day SOFR Average), 2/20/53(5)	7,216	260,834
Series 2023-24, Class SG, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	3,608	240,448
Series 2023-32, Class SA, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	6,765	450,840
Series 2023-38, Class LS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(5)	2,233	145,622
Series 2023-47, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(5)	737	48,055
Series 2023-47, Class SC, 2.61%, (6.25% - 30-day SOFR Average), 3/20/53(5)	1,121	72,243
Series 2023-89, Class SE, 2.41%, (6.05% - 30-day SOFR Average), 6/20/53(5)	19,995	1,107,361
Series 2024-64, Class EI, 6.50%, 4/20/64	2,538	429,888
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(3)	2,888	2,897,603
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.154%, (1 mo. SOFR + 6.50%), 5/25/59(1)(3)	2,000	2,010,398
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	7,846	7,454,053
Total Collateralized Mortgage Obligations (identified cost $288,307,984)		$282,273,409

Government National Mortgage Association Participation Agreements — 3.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.399%, 1/1/59(10)	$12,648	$ 12,709,410
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.899%, 9/10/27	2,553	2,574,481
Total Government National Mortgage Association Participation Agreements (identified cost $15,201,107)		$ 15,283,891

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.659%, 8/25/41(4)	$4,211	$ 107,453
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.664%, 4/16/63(4)	8,190	396,288
Series 2021-132, Class IO, 0.71%, 4/16/63(4)	8,038	409,602
Series 2021-144, Class IO, 0.821%, 4/16/63(4)	7,987	471,471
Series 2021-186, Class IO, 0.763%, 5/16/63(4)	8,483	461,849
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	9,190	428,103
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $2,798,364)		$ 2,274,766

U.S. Government Agency Mortgage-Backed Securities — 51.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.99%, (COF + 1.254%), with maturity at 2034(11)	$38	$ 37,549
4.231%, (COF + 1.254%), with maturity at 2035(11)	70	68,509
4.50%, with maturity at 2035	308	304,698
5.00%, with maturity at 2052	3,760	3,681,242
5.50%, with various maturities to 2053	2,719	2,755,920
6.00%, with various maturities to 2053	4,019	4,133,641
6.027%, (1 yr. CMT + 2.251%), with maturity at 2038(11)	222	228,507
6.083%, (1 yr. CMT + 2.238%), with maturity at 2036(11)	238	244,546
6.50%, with various maturities to 2053	659	694,021
9.00%, with maturity at 2027	0(6)	45
Federal National Mortgage Association:
3.978%, (COF + 1.25%), with maturity at 2026(11)	3	2,636
3.982%, (COF + 1.254%), with various maturities to 2035(11)	121	119,392
3.99%, (COF + 1.254%), with maturity at 2034(11)	15	14,890
4.054%, (COF + 1.274%), with maturity at 2033(11)	107	105,146
4.065%, (COF + 1.291%), with maturity at 2035(11)	39	38,400
4.082%, (COF + 1.302%), with maturity at 2033(11)	67	65,614
4.305%, (COF + 1.261%), with maturity at 2036(11)	50	49,578
4.364%, (COF + 1.332%), with maturity at 2036(11)	94	92,345
4.588%, (COF + 1.852%), with maturity at 2034(11)	66	66,261
4.605%, (COF + 1.26%), with maturity at 2036(11)	10	9,734
4.83%, (COF + 1.737%), with maturity at 2035(11)	234	232,886
4.964%, (1 Yr. MTA + 1.164%), with maturity at 2044(11)	112	111,974

4
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.974%, (COF + 1.80%), with maturity at 2036(11)	$845	$ 839,482
5.00%, with maturity at 2027	9	8,951
5.50%, with various maturities to 2052	3,554	3,610,693
5.908%, (1 yr. CMT + 2.10%), with maturity at 2040(11)	98	101,287
6.00%, with various maturities to 2053	6,191	6,371,858
6.50%, with various maturities to 2053	4,008	4,193,682
8.449%, with maturity at 2030	0(6)	47
8.50%, with maturity at 2037	17	17,293
Government National Mortgage Association:
3.50%, with maturity at 2050	427	394,514
4.00%, with various maturities to 2049	1,089	1,027,590
5.00%, with various maturities to 2052	4,347	4,355,512
5.00%, with maturity at 2052(9)	3,319	3,327,660
5.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(11)	15	15,209
5.50%, with various maturities to 2053(9)	2,992	3,068,806
5.50%, with maturity at 2055(12)	3,313	3,342,313
5.50%, with various maturities to 2063	27,599	28,183,504
6.00%, with various maturities to 2053(9)	5,470	5,679,620
6.00%, with various maturities to 2063	37,755	39,158,803
6.50%, with maturity at 2062(9)	1,593	1,665,809
6.50%, with various maturities to 2066	29,991	31,531,254
7.00%, with various maturities to 2062	11,703	12,259,818
7.50%, with maturity at 2054	179	187,256
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(13)	23,580	20,659,471
5.00%, 30-Year, TBA(13)	17,800	17,553,859
5.50%, 30-Year, TBA(13)	21,000	21,110,168
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $220,103,552)		$221,721,993

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(14)(15)
Series 2018-4, Class A, 1.125%, 2/25/44(1)	$9,292	$ 384,430
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $3,700,637)		$ 384,430

Short-Term Investments — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/4/26(12)	$1,780	$ 1,773,963
Total Short-Term Investments (identified cost $1,773,989)		$ 1,773,963
Total Investments — 123.4% (identified cost $538,390,515)		$531,333,055

TBA Sale Commitments — (4.9)%
U.S. Government Agency Mortgage-Backed Securities — (4.9)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(13)	$(23,580)	$(20,990,805)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $21,171,845)		$(20,990,805)
Total TBA Sale Commitments (proceeds $21,171,845)		$(20,990,805)
Other Assets, Less Liabilities — (18.5)%		$(79,852,498)
Net Assets — 100.0%		$430,489,752
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $34,980,895 or 8.1% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(6)	Principal amount is less than $500.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

5
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(11)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(15)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026, of all interest only securities comprising the trust.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	262	Long	6/30/26	$ 54,266,750	$ 32,548
U.S. 5-Year Treasury Note	1,580	Long	6/30/26	170,380,782	(2,716,840)
					$(2,684,292)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	12,480	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	$934,288	$ —	$934,288
Total						$934,288	$ —	$934,288
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$3,000	5.50% (pays monthly)(4)	5.79%	10/10/29	$(13,348)	$ —	$(13,348)
U.S. Single Family Rental	Goldman Sachs International	2,374	7.85% (pays monthly)(4)	7.99	3/18/28	23,993	1,572	25,565
Total		$5,374				$10,645	$1,572	$12,217

6
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,374,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
7
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investments, at value (identified cost $538,390,515)	$531,333,055
Cash	5,397,651
Deposits for reverse repurchase agreements	690,000
Deposits for forward commitment securities	50,000
Deposits for derivatives collateral:
Futures contracts	2,289,400
Centrally cleared swap contracts	1,112,433
Interest receivable	2,456,529
Dividends receivable from affiliated investments	34,881
Receivable for investments sold	56,739,572
Receivable for TBA sale commitments	21,171,845
Receivable for Fund shares sold	207,695
Receivable for variation margin on open futures contracts	316,617
Receivable for variation margin on open centrally cleared swap contracts	2,371
Receivable for open OTC swap contracts	25,565
Receivable from affiliates	96,112
Trustees' deferred compensation plan	164,238
Total assets	$622,087,964
Liabilities
Payable for reverse repurchase agreements, including accrued interest of $576,183	$53,122,116
Payable for forward commitment securities	116,254,581
TBA sale commitments, at value (proceeds receivable $21,171,845)	20,990,805
Payable for Fund shares redeemed	518,153
Payable for open OTC swap contracts	13,348
Upfront receipts on open OTC swap contracts	1,572
Distributions payable	46,772
Payable to affiliates:
Investment adviser fee	226,712
Distribution and service fees	40,755
Sub-transfer agency fee	17,168
Trustees' fees	2,039
Trustees' deferred compensation plan	164,238
Accrued expenses	199,953
Total liabilities	$191,598,212
Net Assets	$430,489,752
Sources of Net Assets
Paid-in capital	$547,823,483
Accumulated loss	(117,333,731)
Net Assets	$430,489,752
Class A Shares
Net Assets	$119,293,219
Shares Outstanding	22,309,062
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.35
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$5.53
Class C Shares
Net Assets	$7,574,544
Shares Outstanding	1,418,870
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.34
8
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class I Shares
Net Assets	$278,028,088
Shares Outstanding	52,036,480
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.34
Class R Shares
Net Assets	$25,593,901
Shares Outstanding	4,804,643
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.33
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$121,085
Interest income	14,600,579
Total investment income	$14,721,664
Expenses
Investment adviser fee	$1,322,499
Distribution and service fees:
Class A	136,643
Class C	37,107
Class R	65,204
Trustees’ fees and expenses	11,343
Custodian fee	105,007
Transfer and dividend disbursing agent fees	178,479
Legal and accounting services	64,068
Printing and postage	45,346
Registration fees	42,457
Interest expense and fees	2,035,245
Miscellaneous	26,068
Total expenses	$4,069,466
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$172,034
Total expense reductions	$172,034
Net expenses	$3,897,432
Net investment income	$10,824,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,459,740)
Futures contracts	424,571
Swap contracts	283,816
Net realized loss	$(751,353)
Change in unrealized appreciation (depreciation):
Investments	$(1,103,618)
TBA sale commitments	(57,233)
Futures contracts	(2,893,038)
Swap contracts	373,678
Net change in unrealized appreciation (depreciation)	$(3,680,211)
Net realized and unrealized loss	$(4,431,564)
Net increase in net assets from operations	$6,392,668
10
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,824,232	$19,024,117
Net realized loss	(751,353)	(6,887,439)
Net change in unrealized appreciation (depreciation)	(3,680,211)	19,158,048
Net increase in net assets from operations	$6,392,668	$31,294,726
Distributions to shareholders:
Class A	$(2,949,282)	$(5,592,211)
Class C	(173,296)	(294,500)
Class I	(7,470,908)	(12,799,795)
Class R	(672,578)	(1,438,634)
Total distributions to shareholders	$(11,266,064)	$(20,125,140)
Tax return of capital to shareholders:
Class A	$—	$(122,273)
Class C	—	(6,482)
Class I	—	(282,328)
Class R	—	(31,554)
Total tax return of capital to shareholders	$—	$(442,637)
Transactions in shares of beneficial interest:
Class A	$17,047,721	$(6,409,036)
Class C	602,749	556,311
Class I	30,009,375	16,512,676
Class R	(1,100,487)	(2,721,046)
Net increase in net assets from Fund share transactions	$46,559,358	$7,938,905
Net increase in net assets	$41,685,962	$18,665,854
Net Assets
At beginning of period	$388,803,790	$370,137,936
At end of period	$430,489,752	$388,803,790
11
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$6,392,668
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(895,028,122)
Investments sold	935,281,881
Decrease in short-term investments, net	2,554,747
Net amortization/accretion of premium (discount)	2,548,821
Decrease in interest receivable	269,980
Increase in dividends receivable from affiliated investments	(22,339)
Increase in receivable for variation margin on open futures contracts	(316,617)
Decrease in receivable for variation margin on open centrally cleared swap contracts	69,539
Decrease in receivable for open OTC swap contracts	18,349
Decrease in Trustees’ deferred compensation plan	7,423
Increase in receivable from affiliates	(96,112)
Decrease in due to brokers	(361,000)
Decrease in payable for variation margin on open futures contracts	(20,483)
Increase in payable for open OTC swap contracts	13,348
Decrease in upfront receipts on open OTC swap contracts	(414)
Increase in payable to affiliates for investment adviser fee	11,424
Increase in payable to affiliates for sub-transfer agency fee	6,707
Increase in payable to affiliates for distribution and service fees	1,452
Decrease in payable to affiliates for Trustees' deferred compensation plan	(7,423)
Decrease in payable to affiliates for other	(51,005)
Increase in accrued interest on reverse repurchase agreements	559,064
Decrease in accrued expenses	(21,091)
Net change in unrealized (appreciation) depreciation from investments, including TBA sale commitments	1,160,851
Net realized loss from investments	1,459,740
Net cash provided by operating activities	$54,431,388
Cash Flows From Financing Activities
Cash distributions paid	$(287,445)
Proceeds from Fund shares sold	84,184,669
Fund shares redeemed	(48,891,815)
Decrease in reverse repurchase agreements, net	(82,692,983)
Decrease in due to custodian	(882,630)
Net cash used in financing activities	$(48,570,204)
Net increase in cash and restricted cash	$5,861,184
Cash and restricted cash at beginning of period	$3,678,300
Cash and restricted cash at end of period	$9,539,484
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$10,980,330
Cash paid for interest and fees on borrowings	1,476,181
12
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2026
Cash	$5,397,651
Deposits for derivatives collateral:
Futures contracts	2,289,400
Centrally cleared swap contracts	1,112,433
Deposits for reverse repurchase agreements	690,000
Deposits for forward commitment securities	50,000
Total cash and restricted cash as shown on the Statement of Cash Flows	$9,539,484
13
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.41	$5.24	$5.12	$5.51	$6.03	$6.18
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.24	$0.23	$0.12	$0.12
Net realized and unrealized gain (loss)	(0.06)	0.19	0.18	(0.33)	(0.51)	(0.16)
Total income (loss) from operations	$0.08	$0.46	$0.42	$(0.10)	$(0.39)	$(0.04)
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.28)	$(0.12)	$(0.11)
Tax return of capital	—	(0.01)	(0.03)	(0.01)	(0.01)	—
Total distributions	$(0.14)	$(0.29)	$(0.30)	$(0.29)	$(0.13)	$(0.11)
Net asset value — End of period	$5.35	$5.41	$5.24	$5.12	$5.51	$6.03
Total Return(2)	1.75%(3)	8.85%	8.27%	(1.89)%	(6.63)%	(0.66)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,293	$103,613	$106,831	$107,556	$136,321	$163,208
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.13%(5)(6)	2.85%(6)	2.85%(6)	1.43%(6)	1.10%	1.07%
Net expenses	2.05%(5)(6)(7)	2.76%(6)(7)	2.78%(6)(7)	1.38%(6)(7)	1.05%(7)	1.05%
Net investment income	5.18%(5)	5.09%	4.44%	4.18%	2.06%	1.91%
Portfolio Turnover(8)	170%(3)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 1.00%, 1.71%, 1.73% and 0.33% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026, less than 0.005% of average daily net assets for the years ended October 31, 2025 and 2024, less than 0.01% of average daily net assets for the year ended October 31, 2023 and less than 0.005% of average daily net assets for the year ended October 31, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.40	$5.24	$5.11	$5.50	$6.02	$6.17
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.20	$0.19	$0.07	$0.07
Net realized and unrealized gain (loss)	(0.06)	0.18	0.19	(0.33)	(0.51)	(0.16)
Total income (loss) from operations	$0.06	$0.41	$0.39	$(0.14)	$(0.44)	$(0.09)
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.24)	$(0.23)	$(0.07)	$(0.06)
Tax return of capital	—	(0.01)	(0.02)	(0.02)	(0.01)	—
Total distributions	$(0.12)	$(0.25)	$(0.26)	$(0.25)	$(0.08)	$(0.06)
Net asset value — End of period	$5.34	$5.40	$5.24	$5.11	$5.50	$6.02
Total Return(2)	1.20%(3)	8.05%	7.65%	(2.64)%	(7.34)%	(1.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,575	$7,061	$6,310	$5,942	$6,980	$11,756
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.88%(5)(6)	3.60%(6)	3.60%(6)	2.19%(6)	1.85%	1.82%
Net expenses	2.80%(5)(6)(7)	3.51%(6)(7)	3.53%(6)(7)	2.14%(6)(7)	1.80%(7)	1.80%
Net investment income	4.44%(5)	4.34%	3.70%	3.43%	1.25%	1.17%
Portfolio Turnover(8)	170%(3)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 1.00%, 1.71%, 1.73% and 0.33% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026, less than 0.005% of average daily net assets for the years ended October 31, 2025 and 2024, less than 0.01% of average daily net assets for the year ended October 31, 2023 and less than 0.005% of average daily net assets for the year ended October 31, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.40	$5.24	$5.12	$5.51	$6.03	$6.17
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.25	$0.24	$0.13	$0.14
Net realized and unrealized gain (loss)	(0.06)	0.19	0.18	(0.32)	(0.51)	(0.15)
Total income (loss) from operations	$0.09	$0.47	$0.43	$(0.08)	$(0.38)	$(0.01)
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.28)	$(0.29)	$(0.13)	$(0.13)
Tax return of capital	—	(0.01)	(0.03)	(0.02)	(0.01)	—
Total distributions	$(0.15)	$(0.31)	$(0.31)	$(0.31)	$(0.14)	$(0.13)
Net asset value — End of period	$5.34	$5.40	$5.24	$5.12	$5.51	$6.03
Total Return(2)	1.69%(3)	9.13%	8.56%	(1.63)%	(6.40)%	(0.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$278,028	$251,149	$228,120	$263,008	$231,855	$222,307
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.88%(5)(6)	2.60%(6)	2.60%(6)	1.20%(6)	0.85%	0.82%
Net expenses	1.80%(5)(6)(7)	2.51%(6)(7)	2.53%(6)(7)	1.15%(6)(7)	0.80%(7)	0.80%
Net investment income	5.43%(5)	5.34%	4.67%	4.45%	2.28%	2.17%
Portfolio Turnover(8)	170%(3)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 1.00%, 1.71%, 1.73% and 0.33% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026, less than 0.005% of average daily net assets for the years ended October 31, 2025 and 2024, less than 0.01% of average daily net assets for the year ended October 31, 2023 and less than 0.005% of average daily net assets for the year ended October 31, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.39	$5.22	$5.10	$5.49	$6.01	$6.15
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.22	$0.21	$0.11	$0.10
Net realized and unrealized gain (loss)	(0.05)	0.19	0.18	(0.32)	(0.52)	(0.15)
Total income (loss) from operations	$0.08	$0.45	$0.40	$(0.11)	$(0.41)	$(0.05)
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.25)	$(0.26)	$(0.10)	$(0.09)
Tax return of capital	—	(0.01)	(0.03)	(0.02)	(0.01)	—
Total distributions	$(0.14)	$(0.28)	$(0.28)	$(0.28)	$(0.11)	$(0.09)
Net asset value — End of period	$5.33	$5.39	$5.22	$5.10	$5.49	$6.01
Total Return(2)	1.63%(3)	8.60%	7.99%	(2.17)%	(6.90)%	(0.75)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,594	$26,981	$28,877	$32,485	$46,245	$52,503
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.38%(5)(6)	3.10%(6)	3.10%(6)	1.68%(6)	1.35%	1.32%
Net expenses	2.30%(5)(6)(7)	3.01%(6)(7)	3.03%(6)(7)	1.63%(6)(7)	1.30%(7)	1.30%
Net investment income	4.94%(5)	4.84%	4.18%	3.91%	1.83%	1.66%
Portfolio Turnover(8)	170%(3)	254%	489%	604%	796%	335%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 1.00%, 1.71%, 1.73% and 0.33% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, and 2023, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026, less than 0.005% of average daily net assets for the years ended October 31, 2025 and 2024, less than 0.01% of average daily net assets for the year ended October 31, 2023 and less than 0.005% of average daily net assets for the year ended October 31, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
18

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty
(or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the
19

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
O  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
P  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
20

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $105,987,392 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $29,624,254 are short-term and $76,363,138 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$465,323,993
Gross unrealized appreciation	$16,871,363
Gross unrealized depreciation	(26,136,826)
Net unrealized depreciation	$(9,265,463)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%
For the six months ended April 30, 2026, the Fund’s investment adviser fee amounted to $1,322,499 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $4,465 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM) has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM was allocated $167,569 of the Fund’s operating expenses for the six months ended April 30, 2026.
EVM, an affiliate of BMR, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $26,706 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that
21

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,198 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $136,643 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $27,830 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $32,602 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $9,277 and $32,602 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $151 and $585 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$7,162,203	$42,251,709
U.S. Government and Agency Securities	903,293,238	911,924,933
	$910,455,441	$954,176,642
22

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	4,294,887	$23,274,067	4,663,488	$ 24,935,469
Issued to shareholders electing to receive payments of distributions in Fund shares	499,815	2,703,356	984,784	5,245,976
Redemptions	(1,650,087)	(8,929,702)	(6,855,704)	(36,590,481)
Net increase (decrease)	3,144,615	$17,047,721	(1,207,432)	$ (6,409,036)
Class C
Sales	233,753	$ 1,263,619	542,201	$ 2,884,285
Issued to shareholders electing to receive payments of distributions in Fund shares	32,099	173,333	56,438	300,484
Redemptions	(154,915)	(834,203)	(495,613)	(2,628,458)
Net increase	110,937	$ 602,749	103,026	$ 556,311
Class I
Sales	10,648,798	$57,602,795	20,121,616	$107,277,435
Issued to shareholders electing to receive payments of distributions in Fund shares	1,375,073	7,431,101	2,435,803	12,980,399
Redemptions	(6,473,935)	(35,024,521)	(19,592,540)	(103,745,158)
Net increase	5,549,936	$30,009,375	2,964,879	$ 16,512,676
Class R
Sales	303,308	$ 1,635,444	1,380,931	$ 7,330,800
Issued to shareholders electing to receive payments of distributions in Fund shares	124,763	672,540	276,919	1,469,858
Redemptions	(632,557)	(3,408,471)	(2,175,870)	(11,521,704)
Net decrease	(204,486)	$(1,100,487)	(518,020)	$ (2,721,046)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
23

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $13,348. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $4,900,959 at April 30, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
24

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Interest Rate	Total
Accumulated loss	$ —	$966,836(1)	$966,836
Receivable for open OTC swap contracts; Upfront receipts on open OTC swap contracts	23,993	—	23,993
Total Asset Derivatives	$23,993	$966,836	$990,829
Derivatives not subject to master netting or similar agreements	$ —	$966,836	$966,836
Total Asset Derivatives subject to master netting or similar agreements	$23,993	$ —	$23,993
Accumulated loss	$ —	$(2,716,840)(1)	$(2,716,840)
Payable for open OTC swap contracts	(13,348)	—	(13,348)
Total Liability Derivatives	$(13,348)	$(2,716,840)	$(2,730,188)
Derivatives not subject to master netting or similar agreements	$ —	$(2,716,840)	$(2,716,840)
Total Liability Derivatives subject to master netting or similar agreements	$(13,348)	$ —	$(13,348)
(1)	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$23,993	$ —	$ —	$ —	$23,993

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs Bank USA	$(13,348)	$ —	$13,348	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
25

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$(44,447)	$(44,447)
Futures contracts	—	424,571	424,571
Swap contracts	157,453	126,363	283,816
Total	$157,453	$506,487	$663,940
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$(5,828)	$(5,828)
Futures contracts	—	(2,893,038)	(2,893,038)
Swap contracts	(31,697)	405,375	373,678
Total	$(31,697)	$(2,493,491)	$(2,525,188)
(1)	Relates to purchased swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Purchased Swaptions	Swap Contracts
$184,657,000	$24,000,000	$18,549,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
26

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	3/25/26	On Demand(1)	3.90%	$19,333,486	$19,410,981
TD Securities (USA) LLC	12/11/25	On Demand(1)	3.83	12,603,997	12,791,726
TD Securities (USA) LLC	12/11/25	On Demand(1)	3.88	20,608,450	20,919,409
Total				$52,545,933	$53,122,116
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30,2026, the type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations.
The Fund also pledged cash of $690,000 to TD Securities (USA) LLC as additional collateral for its reverse repurchase obligations.
For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $101,419,000 and 3.98%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2026.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of April 30, 2026.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
MUFG Securities Americas, Inc.	$(19,410,981)	$ —	$19,410,981	$ —	$ —
TD Securities (USA) LLC	(33,711,135)	—	33,500,944	210,191	—
	$(53,122,116)	$ —	$52,911,925	$210,191	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
27

Eaton Vance
Government Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$123,071,788	$(123,071,788)	$ —	$ —	$ —	$121,085	—
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 7,620,603	$ —	$ 7,620,603
Collateralized Mortgage Obligations	—	282,273,409	—	282,273,409
Government National Mortgage Association Participation Agreements	—	15,283,891	—	15,283,891
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,274,766	—	2,274,766
U.S. Government Agency Mortgage-Backed Securities	—	221,721,993	—	221,721,993
U.S. Government Guaranteed Small Business Administration Loans	—	384,430	—	384,430
Short-Term Investments	—	1,773,963	—	1,773,963
Total Investments	$ —	$531,333,055	$ —	$531,333,055
Futures Contracts	$ 32,548	$ —	$ —	$ 32,548
Swap Contracts	—	958,281	—	958,281
Total	$ 32,548	$532,291,336	$ —	$532,323,884
Liability Description
TBA Sale Commitments	$ —	$(20,990,805)	$ —	$(20,990,805)
Futures Contracts	(2,716,840)	—	—	(2,716,840)
Swap Contracts	—	(13,348)	—	(13,348)
Total	$(2,716,840)	$(21,004,153)	$ —	$(23,720,993)
28

EVGOX-NCSR    4.30.26

Eaton Vance
High Income Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
High Income Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in High Income Opportunities Portfolio, at value (identified cost $1,006,081,423)	$1,045,495,340
Receivable for Fund shares sold	664,875
Total assets	$1,046,160,215
Liabilities
Payable for Fund shares redeemed	$2,549,466
Distributions payable	404,484
Payable to affiliates:
Distribution and service fees	58,176
Sub-transfer agency fee	21,916
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	212,679
Accrued expenses	92,559
Total liabilities	$3,339,323
Net Assets	$1,042,820,892
Sources of Net Assets
Paid-in capital	$1,040,278,112
Distributable earnings	2,542,780
Net Assets	$1,042,820,892
Class A Shares
Net Assets	$224,926,076
Shares Outstanding	53,157,985
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.23
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$4.37
Class C Shares
Net Assets	$13,476,915
Shares Outstanding	3,180,015
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$4.24
Class I Shares
Net Assets	$752,938,002
Shares Outstanding	177,695,706
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.24
Class R6 Shares
Net Assets	$51,479,899
Shares Outstanding	12,163,024
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.23
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $642)	$1,339,348
Interest income allocated from Portfolio (net of foreign taxes withheld of $40)	34,244,396
Other income allocated from Portfolio	63,286
Expenses allocated from Portfolio	(2,586,749)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	31,178
Total investment income from Portfolio	$33,091,459
Expenses
Distribution and service fees:
Class A	$289,916
Class C	70,840
Trustees’ fees and expenses	250
Custodian fee	32,238
Transfer and dividend disbursing agent fees	526,312
Legal and accounting services	66,330
Printing and postage	40,636
Registration fees	56,040
Miscellaneous	8,596
Total expenses	$1,091,158
Net investment income	$32,000,301
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(55,688)
Foreign currency transactions	(69,098)
Forward foreign currency exchange contracts	235,342
Net realized gain	$110,556
Change in unrealized appreciation (depreciation):
Investments	$(10,501,784)
Foreign currency	74,398
Forward foreign currency exchange contracts	(377,225)
Net change in unrealized appreciation (depreciation)	$(10,804,611)
Net realized and unrealized loss	$(10,694,055)
Net increase in net assets from operations	$21,306,246
2
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$32,000,301	$69,115,254
Net realized gain	110,556	1,105,144
Net change in unrealized appreciation (depreciation)	(10,804,611)	14,421,001
Net increase in net assets from operations	$21,306,246	$84,641,399
Distributions to shareholders:
Class A	$(7,101,252)	$(14,128,347)
Class C	(380,563)	(859,957)
Class I	(23,640,521)	(51,268,109)
Class R6	(1,518,416)	(4,734,305)
Total distributions to shareholders	$(32,640,752)	$(70,990,718)
Transactions in shares of beneficial interest:
Class A	$(10,778,565)	$982,412
Class C	(1,105,451)	(3,382,224)
Class I	2,539,263	(54,832,556)
Class R6	8,593,664	41,416,221
Net decrease in net assets from Fund share transactions	$(751,089)	$(15,816,147)
Net decrease in net assets	$(12,085,595)	$(2,165,466)
Net Assets
At beginning of period	$1,054,906,487	$1,057,071,953
At end of period	$1,042,820,892	$1,054,906,487
3
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$4.28	$4.22	$3.92	$3.92	$4.52	$4.21
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.25	$0.22	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.05)	0.06	0.31	0.01(2)	(0.57)	0.34
Total income (loss) from operations	$0.08	$0.32	$0.56	$0.23	$(0.38)	$0.54
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.26)	$(0.23)	$(0.21)	$(0.18)
Tax return of capital	—	—	—	—	(0.01)	(0.05)
Total distributions	$(0.13)	$(0.26)	$(0.26)	$(0.23)	$(0.22)	$(0.23)
Net asset value — End of period	$4.23	$4.28	$4.22	$3.92	$3.92	$4.52
Total Return(3)	1.88%(4)	7.88%	14.53%	5.94%	(8.59)%	12.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224,926	$238,232	$234,392	$212,170	$188,765	$233,330
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.90%(7)	0.89%	0.91%	0.95%	0.91%	0.90%
Net expenses	0.89%(7)(8)	0.88%(8)	0.90%(8)	0.95%(8)	0.91%(8)	0.90%
Net investment income	6.00%(7)	6.03%	6.00%	5.66%	4.39%	4.39%
Portfolio Turnover of the Portfolio	14%(4)	45%	43%	29%	19%	64%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
4
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$4.28	$4.23	$3.93	$3.92	$4.52	$4.21
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.22	$0.22	$0.20	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.04)	0.06	0.31	0.01(2)	(0.57)	0.34
Total income (loss) from operations	$0.07	$0.28	$0.53	$0.21	$(0.41)	$0.50
Less Distributions
From net investment income	$(0.11)	$(0.23)	$(0.23)	$(0.20)	$(0.18)	$(0.15)
Tax return of capital	—	—	—	—	(0.01)	(0.04)
Total distributions	$(0.11)	$(0.23)	$(0.23)	$(0.20)	$(0.19)	$(0.19)
Net asset value — End of period	$4.24	$4.28	$4.23	$3.93	$3.92	$4.52
Total Return(3)	1.74%(4)	6.82%	13.66%	5.38%	(9.31)%	12.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,477	$14,734	$17,943	$19,686	$23,724	$32,926
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.65%(7)	1.64%	1.66%	1.70%	1.66%	1.65%
Net expenses	1.64%(7)(8)	1.63%(8)	1.66%(8)	1.70%(8)	1.66%(8)	1.65%
Net investment income	5.25%(7)	5.28%	5.25%	4.89%	3.62%	3.64%
Portfolio Turnover of the Portfolio	14%(4)	45%	43%	29%	19%	64%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$4.28	$4.23	$3.93	$3.92	$4.52	$4.22
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.27	$0.26	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.04)	0.05	0.31	0.01(2)	(0.57)	0.33
Total income (loss) from operations	$0.09	$0.32	$0.57	$0.25	$(0.37)	$0.54
Less Distributions
From net investment income	$(0.13)	$(0.27)	$(0.27)	$(0.24)	$(0.22)	$(0.19)
Tax return of capital	—	—	—	—	(0.01)	(0.05)
Total distributions	$(0.13)	$(0.27)	$(0.27)	$(0.24)	$(0.23)	$(0.24)
Net asset value — End of period	$4.24	$4.28	$4.23	$3.93	$3.92	$4.52
Total Return(3)	2.24%(4)	7.89%	14.79%	6.48%	(8.36)%	12.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$752,938	$758,521	$803,506	$613,247	$471,064	$476,949
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.65%(7)	0.64%	0.66%	0.70%	0.66%	0.65%
Net expenses	0.64%(7)(8)	0.63%(8)	0.65%(8)	0.70%(8)	0.66%(8)	0.65%
Net investment income	6.25%(7)	6.28%	6.25%	5.91%	4.65%	4.65%
Portfolio Turnover of the Portfolio	14%(4)	45%	43%	29%	19%	64%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2023(1)
		2025	2024
Net asset value — Beginning of period	$4.28	$4.23	$3.93	$4.05
Income (Loss) From Operations
Net investment income(2)	$0.13	$0.27	$0.27	$0.08
Net realized and unrealized gain (loss)	(0.04)	0.06	0.30	(0.11)
Total income (loss) from operations	$0.09	$0.33	$0.57	$(0.03)
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.09)
Total distributions	$(0.14)	$(0.28)	$(0.27)	$(0.09)
Net asset value — End of period	$4.23	$4.28	$4.23	$3.93
Total Return(3)	2.05%(4)	7.99%	14.90%	(0.83)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,480	$43,420	$1,230	$57
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.56%(7)	0.55%	0.56%	0.60%(7)
Net expenses	0.55%(7)(8)	0.54%(8)	0.55%(8)	0.60%(7)(8)
Net investment income	6.35%(7)	6.37%	6.34%	6.18%(7)
Portfolio Turnover of the Portfolio	14%(4)	45%	43%	29%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to October 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026, the years ended October 31, 2025, 2024 and the period ended October 31, 2023).
(9)	For the year ended October 31, 2023.
7
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (53.4% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
8

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $18,150,647 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $18,150,647 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
Pursuant to an investment advisory agreement with Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays an investment adviser fee on its daily net assets that are not invested in other investment companies, and on its daily gross income that is not derived from other investment companies, for which EVM or its affiliates serve as investment adviser and receive an advisory fee at a per annum rate as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.62% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. For the six months ended April 30, 2026, no expenses were waived and/or reimbursed by EVM or BMR.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $36,915 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,360 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026 in the amount of $2,723. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
9

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $289,916 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $53,130 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $17,710 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and $557 of CDSCs paid by Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $41,420,872 and $74,948,951, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	4,520,855	$ 19,269,114	17,166,529	$ 72,629,142
Issued to shareholders electing to receive payments of distributions in Fund shares	1,446,952	6,157,235	2,878,929	12,206,278
Redemptions	(8,502,749)	(36,204,914)	(19,850,935)	(83,853,008)
Net increase (decrease)	(2,534,942)	$(10,778,565)	194,523	$ 982,412
10

Eaton Vance
High Income Opportunities Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	245,361	$ 1,049,748	579,653	$ 2,459,534
Issued to shareholders electing to receive payments of distributions in Fund shares	86,208	367,572	195,166	828,656
Redemptions	(590,621)	(2,522,771)	(1,577,944)	(6,670,414)
Net decrease	(259,052)	$ (1,105,451)	(803,125)	$ (3,382,224)
Class I
Sales	22,814,931	$ 97,264,692	46,245,165	$195,965,160
Issued to shareholders electing to receive payments of distributions in Fund shares	5,180,362	22,076,347	11,322,931	48,077,680
Redemptions	(27,380,927)	(116,801,776)	(70,472,769)	(298,875,396)
Net increase (decrease)	614,366	$ 2,539,263	(12,904,673)	$(54,832,556)
Class R6
Sales	2,373,889	$ 10,113,779	18,942,210	$ 80,242,617
Issued to shareholders electing to receive payments of distributions in Fund shares	353,344	1,503,286	1,110,838	4,711,476
Redemptions	(711,064)	(3,023,401)	(10,197,072)	(43,537,872)
Net increase	2,016,169	$ 8,593,664	9,855,976	$ 41,416,221
11

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000's omitted)	Value
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.523%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	$2,000	$ 1,952,204
Series 2021-1A, Class ER, 8.923%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,395,474
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.425%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,448,520
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.325%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	991,509
Series 2025-1A, Class E, 8.275%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	990,357
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 7.68%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	1,995,032
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.275%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	991,294
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,457,617
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.08%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,826,932
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,970,168
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	503,895
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 8.93%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,513,080
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 6.775%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,001,700
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.667%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,000,050
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 6.975%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,002,652
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,810,828
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.825%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,449,665
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.573%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	1,965,476
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.273%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	929,366
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,774
Security	Principal Amount (000's omitted)	Value
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.569%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	$500	$ 500,061
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.466%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,993,770
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.075%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,001,391
OCP CLO Ltd., Series 2024-32A, Class D1, 7.416%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,504,252
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.575%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,487,784
RR 38 Ltd., Series 2025-38A, Class C2, 7.323%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	1,953,084
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 10.895%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,681,424
Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,773,570
Total Asset-Backed Securities (identified cost $40,711,303)		$ 39,342,929

Common Stocks — 2.0%
Security	Shares	Value
Cable & Satellite TV — 0.1%
Charter Communications, Inc., Class A(3)	8,000	$ 1,321,360
		$ 1,321,360
Containers — 0.2%
Crown Holdings, Inc.	45,000	$ 4,423,950
		$ 4,423,950
Energy — 0.3%
Ascent CNR Corp., Class A(3)(4)(5)	62,734	$ 2,111,626
Energy Transfer LP	200,000	4,038,000
		$ 6,149,626
Environmental — 0.3%
GFL Environmental, Inc.	140,500	$ 5,635,455
		$ 5,635,455
Food, Beverage & Tobacco — 0.2%
Primo Brands Corp.	250,000	$ 5,095,000
		$ 5,095,000

12

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gaming — 0.2%
Caesars Entertainment, Inc.(3)	120,000	$ 3,336,000
		$ 3,336,000
Healthcare — 0.3%
Acadia Healthcare Co., Inc.(3)	200,000	$ 5,179,000
Keenova Therapeutics PLC(3)	500	44,895
Par Health, Inc.(3)	500	2,016
		$ 5,225,911
Homebuilders & Real Estate — 0.2%
James Hardie Industries PLC(3)	150,000	$ 3,148,500
		$ 3,148,500
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.0%†
Enviva LLC(3)(5)	57,147	$ 1,157,227
		$ 1,157,227
Utility — 0.2%
Vistra Corp.	23,528	$ 3,713,660
		$ 3,713,660
Total Common Stocks (identified cost $32,913,913)		$ 39,206,689

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Healthcare — 0.3%
Zoetis, Inc., 0.25%, 6/15/29(1)	$5,500	$ 5,450,500
		$ 5,450,500
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,241,409
		$ 2,241,409
Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Zscaler, Inc., 0.00%, 7/15/28(1)	$5,270	$ 4,793,065
		$ 4,793,065
Total Convertible Bonds (identified cost $12,572,993)		$ 12,484,974

Convertible Preferred Stocks — 0.4%
Security	Shares	Value
Building Materials — 0.4%
QXO, Inc., 4.75%(3)(4)(5)	847	$ 8,132,072
Total Convertible Preferred Stocks (identified cost $8,470,000)		$ 8,132,072

Corporate Bonds — 80.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.4%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	6,383	$ 6,610,935
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,640,025
6.25%, 3/15/33(1)	1,215	1,247,527
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	2,001,355
7.25%, 7/1/31(1)	2,100	2,212,222
8.75%, 11/15/30(1)	2,730	2,901,894
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,571,531
4.125%, 4/15/29(1)	1,341	1,307,392
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,219,547
Moog, Inc., 5.50%, 10/15/34(1)	2,495	2,503,463
Science Applications International Corp.:
4.875%, 4/1/28(1)	4,831	4,801,516
5.875%, 11/1/33(1)	4,030	3,979,259
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,754,884
6.25%, 1/31/34(1)	1,085	1,110,217
6.375%, 3/1/29(1)	1,580	1,613,504
6.625%, 3/1/32(1)	5,115	5,263,043
6.75%, 8/15/28(1)	3,719	3,773,885
		$ 47,512,199

13

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Air Transportation — 0.4%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,069	$ 2,166,331
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	4,983	4,671,013
9.50%, 6/1/28(1)	1,370	1,386,120
		$ 8,223,464
Automotive & Auto Parts — 1.6%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,782,170
Champions Financing, Inc., 8.75%, 2/15/29(1)	1,317	1,282,429
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,542,681
6.75%, 9/15/32(1)	4,540	4,646,781
Ford Motor Co., 4.75%, 1/15/43	2,651	2,049,080
IHO Verwaltungs GmbH, 7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(6)	1,155	1,175,263
Realtruck Group, Inc., 6.25%, 7/31/31(1)	5,495	2,060,775
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	8,544	8,899,490
		$ 30,438,669
Broadcasting — 2.4%
Discovery Global Holdings, Inc., 5.05%, 3/15/42	3,101	$ 2,220,409
Nexstar Media, Inc.:
6.50%, 9/15/33(1)	5,515	5,561,001
7.25%, 4/15/34(1)	4,965	5,000,281
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(1)	12,076	12,448,799
8.75%, 7/1/34(1)	8,946	9,314,905
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	4,043	4,189,417
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(1)	1,350	1,277,437
Univision Communications, Inc.:
8.50%, 7/31/31(1)	1,415	1,437,081
8.875%, 4/15/33(1)	1,615	1,625,006
9.375%, 8/1/32(1)	3,136	3,247,651
		$ 46,321,987
Building Materials — 3.2%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	2,909	$ 3,027,466
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	5,100	4,736,456
5.00%, 3/1/30(1)	2,850	2,791,066
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	4,153	3,864,352
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	2,031	2,031,648
Security	Principal Amount* (000's omitted)	Value
Building Materials (continued)
JH North America Holdings, Inc.: (continued)
6.125%, 7/31/32(1)	2,605	$ 2,612,526
Masterbrand, Inc., 7.00%, 7/15/32(1)	5,425	5,399,859
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	3,241	3,262,109
8.75%, 12/31/30(1)	1,579	1,494,687
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)	6,010	6,108,612
6.75%, 3/1/33(1)	5,325	5,403,143
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	8,415	8,414,057
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	1,885	1,905,122
Standard Industries, Inc.:
3.375%, 1/15/31(1)	2,778	2,523,357
4.375%, 7/15/30(1)	3,112	2,973,049
4.75%, 1/15/28(1)	5,218	5,191,767
		$ 61,739,276
Cable & Satellite TV — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)	1,446	$ 1,314,323
4.25%, 1/15/34(1)	7,857	6,598,548
4.50%, 8/15/30(1)	7,605	7,097,709
4.50%, 5/1/32	1,055	927,100
4.75%, 3/1/30(1)	5,575	5,287,578
6.375%, 9/1/29(1)	2,201	2,206,128
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	4,125	2,532,646
3.90%, 6/1/52	2,690	1,692,155
CSC Holdings LLC:
3.375%, 2/15/31(1)	3,173	1,846,819
4.125%, 12/1/30(1)	2,060	1,227,992
11.75%, 1/31/29(1)	2,436	1,745,910
DISH Network Corp., 11.75%, 11/15/27(1)	2,604	2,689,919
Versant Media Group, Inc., 7.25%, 1/30/31(1)	5,315	5,520,980
		$ 40,687,807
Capital Goods — 2.9%
Arcosa, Inc., 6.875%, 8/15/32(1)	3,675	$ 3,819,909
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(6)	3,990	4,052,505
Calderys Financing LLC, 11.25%, 6/1/28(1)	5,427	5,591,443
Chart Industries, Inc., 9.50%, 1/1/31(1)	4,583	4,820,473
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	9,304	9,536,870

14

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Capital Goods (continued)
ESAB Corp., 6.25%, 4/15/29(1)	2,758	$ 2,797,875
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	4,504	4,672,868
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	3,580	3,865,287
Patrick Industries, Inc.:
4.75%, 5/1/29(1)	5,212	5,142,172
6.375%, 11/1/32(1)	2,905	2,929,875
VoltaGrid LLC, 7.375%, 11/1/30(1)	9,007	9,352,752
		$ 56,582,029
Chemicals — 2.3%
Avient Corp.:
6.25%, 11/1/31(1)	3,955	$ 4,014,891
7.125%, 8/1/30(1)	4,654	4,743,310
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	9,428	10,199,050
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	4,344	4,537,365
INEOS Finance PLC, 7.50%, 4/15/29(1)	1,421	1,404,571
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	14,205	13,897,147
Valvoline, Inc., 3.625%, 6/15/31(1)	7,611	6,938,069
		$ 45,734,403
Consumer Products — 0.7%
Acushnet Co., 5.625%, 12/1/33(1)	7,330	$ 7,382,380
Somnigroup International, Inc.:
3.875%, 10/15/31(1)	6,589	6,098,003
4.00%, 4/15/29(1)	855	827,656
		$ 14,308,039
Containers — 1.8%
Ardagh Group SA, 9.50%, 12/1/30(1)	3,950	$ 4,192,186
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(1)	7,130	6,678,166
6.25%, 1/30/31(1)	1,135	1,143,502
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)	4,061	3,844,872
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	2,772	2,610,246
8.75%, 4/15/30(1)	8,520	7,735,403
Sword Purchaser LLC, 8.25%, 4/15/33(1)	6,715	6,876,181
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	3,379	2,963,782
		$ 36,044,338
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services — 5.0%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)	6,533	$ 6,520,003
Azorra Finance Ltd., 7.25%, 1/15/31(1)	3,495	3,582,532
Block, Inc.:
5.625%, 8/15/30(1)	3,700	3,705,824
6.00%, 8/15/33(1)	4,151	4,146,330
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	9,475	8,016,039
CI Financial Corp., 4.10%, 6/15/51	3,691	2,468,993
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	3,971	3,761,274
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	5,556	5,850,275
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,677,686
Hightower Holding LLC, 9.125%, 1/31/30(1)	6,273	6,543,071
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	9,060	9,253,866
Rocket Cos., Inc.:
6.125%, 8/1/30(1)	3,625	3,680,644
6.375%, 8/1/33(1)	5,435	5,508,074
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)	5,608	5,385,604
4.00%, 10/15/33(1)	450	405,788
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	2,921,487
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,691	3,689,885
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	8,985	9,442,705
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,480	1,413,193
UWM Holdings LLC:
6.25%, 3/15/31(1)	5,079	4,713,575
6.625%, 2/1/30(1)	2,000	1,921,018
		$ 97,607,866
Diversified Media — 1.0%
Arches Buyer, Inc., 6.125%, 12/1/28(1)	4,486	$ 4,365,135
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,463,696
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)	1,772	1,843,397
7.50%, 3/15/33(1)	796	836,718
7.75%, 4/15/28(1)	2,149	2,165,850
7.875%, 4/1/30(1)	1,146	1,193,941
Getty Images, Inc., 10.50%, 11/15/30(1)	2,889	2,563,474
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,307	3,147,899
		$ 19,580,110
Energy — 7.8%
Aethon III BR LLC, 1.00%, 1/10/27	15,000	$ 14,942,535

15

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,399,943
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	1,620	1,631,277
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	1,243	1,289,327
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	4,611	4,723,070
Enerflex, Inc., 6.875%, 1/15/31(1)	4,020	4,143,486
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,744,507
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	3,526	3,615,504
8.25%, 1/15/32(1)	5,208	5,470,223
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,279,684
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	2,912	2,980,249
6.75%, 10/1/35(1)	1,220	1,267,916
Matador Resources Co.:
6.00%, 4/15/34(1)	2,110	2,119,010
6.50%, 4/15/32(1)	3,560	3,636,964
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,717,376
8.375%, 2/15/32(1)	2,664	2,797,200
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	2,641	2,644,304
6.25%, 2/1/33(1)	2,615	2,678,761
7.00%, 1/15/32(1)	2,706	2,815,904
Plains All American Pipeline LP, Series B, 8.024%, (3 mo. SOFR + 4.372%)(2)(7)	4,645	4,656,624
SM Energy Co.:
6.625%, 4/15/34(1)	1,760	1,785,089
7.00%, 8/1/32(1)	2,975	3,055,545
8.625%, 11/1/30(1)	4,798	5,077,483
Sunoco LP:
4.50%, 10/1/29(1)	2,516	2,466,898
4.625%, 5/1/30(1)	2,534	2,465,668
5.875%, 3/15/34(1)	3,550	3,539,070
7.25%, 5/1/32(1)	3,010	3,153,797
7.875% to 9/18/30(1)(7)(8)	14,130	14,640,743
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,756,033
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	5,975	5,796,692
Transocean International Ltd.:
7.875%, 10/15/32(1)	750	804,003
8.25%, 5/15/29(1)	3,579	3,717,940
8.75%, 2/15/30(1)	995	1,043,046
Security	Principal Amount* (000's omitted)		Value
Energy (continued)
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		3,445	$ 3,473,432
Venture Global LNG, Inc.:
8.375%, 6/1/31(1)		1,771	1,847,337
9.00% to 9/30/29(1)(7)(8)		5,017	4,965,464
9.50%, 2/1/29(1)		5,523	6,030,022
9.875%, 2/1/32(1)		686	736,297
WBI Operating LLC:
6.25%, 10/15/30(1)		4,248	4,309,405
6.50%, 10/15/33(1)		3,673	3,714,523
Weatherford International Ltd., 6.75%, 10/15/33(1)		2,475	2,568,703
			$ 152,501,054
Entertainment & Film — 0.2%
Cinemark USA, Inc., 5.25%, 7/15/28(1)		4,631	$ 4,616,129
			$ 4,616,129
Environmental — 1.7%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(9)	EUR	5,525	$ 6,421,113
7.375%, 6/15/31(9)	GBP	3,225	4,402,162
Clean Harbors, Inc.:
5.125%, 7/15/29(1)		1,187	1,178,958
6.375%, 2/1/31(1)		1,560	1,588,865
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)		5,090	5,013,287
GFL Environmental, Inc., 4.75%, 6/15/29(1)		9,118	9,016,602
Reworld Holding Corp., 4.875%, 12/1/29(1)		3,299	3,170,108
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		1,905	1,966,737
			$ 32,757,832
Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,808	$ 1,770,888
5.625%, 3/31/32(1)		7,370	7,273,904
Ingles Markets, Inc., 4.00%, 6/15/31(1)		4,305	4,071,713
			$ 13,116,505
Food, Beverage & Tobacco — 2.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		3,768	$ 3,829,061
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		5,011	4,823,088
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		2,225	2,205,161
6.375%, 4/15/34(1)		6,015	6,141,019

16

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Chobani LLC/Chobani Finance Corp., Inc.: (continued)
7.625%, 7/1/29(1)		5,749	$ 5,941,781
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		5,450	5,287,694
6.125%, 9/15/32(1)		2,715	2,755,508
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	2,842,687
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,333,265
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,657,318
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		2,515	2,574,142
			$ 47,390,724
Gaming — 2.7%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		6,627	$ 6,827,099
Brightstar Lottery PLC, 5.25%, 1/15/29(1)		2,540	2,530,286
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		2,445	2,398,898
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)		2,499	2,430,477
7.00%, 2/15/30(1)		2,900	2,945,889
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,667	1,662,532
Flutter Treasury DAC, 5.875%, 6/4/31(1)		4,229	4,216,482
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,763,244
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		4,500	4,389,869
LHMC Finco 2 SARL, 9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(6)	EUR	2,682	3,314,816
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		5,996	6,244,475
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)		1,031	1,049,297
Voyager Parent LLC, 9.25%, 7/1/32(1)		10,143	10,792,132
			$ 53,565,496
Healthcare — 7.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 8,324,383
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		2,186	2,272,977
athenahealth Group, Inc., 6.50%, 2/15/30(1)		16,010	15,271,816
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,632,330
4.75%, 2/1/30		1,109	1,092,437
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		4,501	4,385,270
Global Medical Response, Inc., 7.375%, 10/1/32(1)		5,503	5,739,684
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,710	$ 5,549,371
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,658	1,706,609
IQVIA, Inc.:
5.00%, 5/15/27(1)		1,329	1,328,556
6.25%, 6/1/32(1)		5,683	5,794,648
6.50%, 5/15/30(1)		1,862	1,907,349
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		6,397	6,173,618
10.00%, 6/1/32(1)		930	953,018
Medline Borrower LP, 5.25%, 10/1/29(1)		12,917	12,862,112
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		5,329	5,577,941
Option Care Health, Inc., 4.375%, 10/31/29(1)		5,025	4,866,744
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(6)		1,882	1,877,492
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		1,242	908,563
5.15%, 6/15/30		4,615	4,379,747
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		6,562	6,552,684
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		2,803	2,814,632
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		6,046	6,359,667
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)		3,675	3,678,895
Tenet Healthcare Corp.:
4.375%, 1/15/30		287	278,229
5.125%, 11/1/27		3,030	3,028,835
5.50%, 11/15/32(1)		2,715	2,709,460
6.00%, 11/15/33(1)		1,410	1,425,826
6.125%, 10/1/28		3,518	3,528,762
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		9,601	7,404,836
6.00%, 12/1/32		3,200	3,334,000
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		6,185	5,852,786
			$ 140,573,277
Homebuilders & Real Estate — 2.8%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 2,914,327
Artera Services LLC, 8.50%, 2/15/31(1)		2,876	2,478,665
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		1,606	1,538,416
4.625%, 4/1/30(1)		2,665	2,539,269
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		3,604	3,606,354

17

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC: (continued)
8.875%, 9/1/31(1)	1,988	$ 2,093,805
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,221,607
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	2,980	3,007,595
8.375%, 10/1/33(1)	2,510	2,524,046
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,918,290
4.625%, 3/15/30(1)	1,792	1,744,755
7.375%, 2/15/31(1)	4,674	4,891,411
Risewell Homes, Inc.:
8.50%, 11/1/30(1)	2,976	3,044,368
9.25%, 10/1/29(1)	8,080	8,393,916
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,900	1,972,799
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	1,535	1,552,846
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,924,976
		$ 55,367,445
Insurance — 2.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,086,544
6.75%, 10/15/27(1)	8,655	8,654,038
7.00%, 1/15/31(1)	1,907	1,947,596
7.375%, 10/1/32(1)	770	757,557
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	12,698	12,394,671
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	8,470	8,852,836
8.375%, 2/1/34(1)	2,415	2,384,602
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	5,797	5,827,421
Ryan Specialty LLC, 5.875%, 8/1/32(1)	5,061	5,062,957
		$ 46,968,222
Leisure — 0.9%
Carnival Corp., 5.75%, 8/1/32(1)	3,530	$ 3,552,161
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,185	2,098,838
Motion Finco SARL, 8.375%, 2/15/32(1)	1,400	1,148,089
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	4,195	4,177,963
7.75%, 2/15/29(1)	3,584	3,743,029
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,559	$ 2,553,203
		$ 17,273,283
Metals & Mining — 1.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	2,732	$ 2,958,920
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,694,049
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,097,388
First Quantum Minerals Ltd.:
6.375%, 2/15/36(1)	5,443	5,354,240
7.25%, 2/15/34(1)	2,620	2,695,629
8.00%, 3/1/33(1)	2,155	2,267,038
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	2,194	2,204,119
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,996,416
		$ 28,267,799
Publishing & Printing — 0.6%
Cimpress PLC, 7.375%, 9/15/32(1)	1,725	$ 1,749,046
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	2,998,211
7.375%, 9/1/31(1)	2,050	2,119,444
8.00%, 8/1/29(1)	4,366	4,371,117
		$ 11,237,818
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	5,455	$ 5,673,205
		$ 5,673,205
Restaurant — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	2,176	$ 2,136,708
4.00%, 10/15/30(1)	5,641	5,369,659
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	4,023,671
		$ 11,530,038
Services — 5.8%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	2,695	$ 2,828,772
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	2,157	2,142,103
6.875%, 6/15/30(1)	2,140	2,203,261

18

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	$ 2,130,405
4.625%, 6/1/28(1)	4,887	4,820,571
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,634,453
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,564,282
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	2,410	2,188,046
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	960	962,876
6.00%, 3/15/34(1)	1,150	1,141,496
7.00%, 6/15/30(1)	3,355	3,492,481
7.25%, 6/15/33(1)	3,625	3,798,380
Ingram Micro, Inc., 4.75%, 5/15/29(1)	7,541	7,416,211
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,483,513
LBM Acquisition LLC:
6.25%, 1/15/29(1)	2,086	1,447,561
9.50%, 6/15/31(1)	7,237	6,341,310
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	1,725	1,746,027
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,934,418
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,587,761
7.75%, 3/15/31(1)	1,032	1,072,794
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	4,942	4,366,435
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	3,949	4,155,943
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	6,550	6,708,857
12.00%, 2/15/31(1)	1,155	1,204,467
VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,967	3,892,088
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)	6,205	6,216,648
6.375%, 3/15/29(1)	2,127	2,171,529
6.375%, 3/15/33(1)	2,955	3,054,415
6.625%, 3/15/32(1)	3,548	3,678,974
7.25%, 6/15/28(1)	1,848	1,853,635
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	8,559	8,660,749
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,677,562
		$ 114,578,023
Steel — 1.0%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	4,880	$ 4,935,456
7.50%, 9/15/31(1)	3,290	3,361,893
Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Cleveland-Cliffs, Inc.: (continued)
7.625%, 1/15/34(1)	2,345	$ 2,370,511
Commercial Metals Co.:
5.75%, 11/15/33(1)	2,185	2,189,899
6.00%, 12/15/35(1)	2,185	2,183,909
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,987,699
		$ 19,029,367
Super Retail — 5.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 865,667
4.75%, 3/1/30	788	767,832
5.00%, 2/15/32(1)	3,974	3,812,914
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	714,581
6.875%, 11/1/35	2,276	2,247,590
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(6)	24,321	26,766,579
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,261,931
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,945,161
Gee Automotive Holdings LLC, 7.25%, 3/1/31(1)	8,105	8,247,891
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	453	432,325
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,587	1,545,921
6.375%, 1/15/30(1)	1,275	1,296,443
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,149,789
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	4,015	3,933,271
8.25%, 8/1/31(1)	559	585,874
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	920,545
4.375%, 1/15/31(1)	3,334	3,168,228
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	10,154	10,129,344
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	1,755	1,858,338
Michaels Cos., Inc., 8.50%, 3/15/33(1)	8,525	8,425,470
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	6,990	7,083,342
10.00%, 9/15/33(1)	1,620	1,637,433
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	2,036,886
4.875%, 11/15/31(1)	2,734	2,630,097
		$ 100,463,452

19

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology — 2.6%
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	2,900	$ 2,945,929
Ciena Corp., 4.00%, 1/31/30(1)	1,416	1,357,473
Cipher Compute LLC, 7.125%, 11/15/30(1)	2,575	2,672,230
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	5,969	5,816,558
9.00%, 9/30/29(1)	12,786	12,564,996
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)(10)	4,013	4,005,091
Fair Isaac Corp., 4.00%, 6/15/28(1)	2,362	2,304,368
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	4,758	4,721,949
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,322	3,240,856
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	4,172	4,642,546
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)	3,414	3,173,373
6.625%, 7/15/32(1)	1,225	1,264,887
WULF Compute LLC, 7.75%, 10/15/30(1)	1,661	1,746,724
		$ 50,456,980
Telecommunications — 3.3%
Altice Financing SA:
5.00%, 1/15/28(1)	2,145	$ 1,599,554
5.75%, 8/15/29(1)	1,253	923,639
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	4,840	4,794,965
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	3,005	3,231,607
EchoStar Corp., 10.75%, 11/30/29	5,314	5,773,036
Iliad Holding SAS:
7.00%, 4/15/32(1)	2,795	2,841,129
8.50%, 4/15/31(1)	2,025	2,149,673
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	1,487	1,542,970
Sable International Finance Ltd., 7.125%, 10/15/32(1)	2,181	2,177,581
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	3,515	3,681,451
8.625%, 6/15/32(1)	2,205	2,309,416
Uniti Services LLC, 7.50%, 10/15/33(1)	8,610	9,070,342
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	8,675	7,684,647
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)	6,072	5,256,937
6.75%, 1/15/33(1)	764	699,116
7.75%, 4/15/32(1)	871	847,844
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	668	706,966
Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Zegona Finance PLC, 8.625%, 7/15/29(1)	5,999	$ 6,293,637
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,782,606
		$ 64,367,116
Transport Excluding Air & Rail — 0.8%
Carriage Purchaser, Inc., 7.875%, 10/15/29(1)	9,450	$ 9,189,187
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	2,400	2,417,203
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	4,554,694
		$ 16,161,084
Utility — 4.6%
Alpha Generation LLC, 6.75%, 10/15/32(1)	9,094	$ 9,319,267
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	2,661	2,600,750
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,833,079
Constellation Energy Generation LLC:
4.625%, 2/1/29(1)	2,185	2,171,704
5.00%, 2/1/31(1)	445	446,260
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	4,184	4,086,521
9.25%, 1/15/31(1)	1,970	2,068,949
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,297,496
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,109,754
5.75%, 1/15/34(1)	4,851	4,817,977
6.00%, 2/1/33(1)	3,495	3,523,963
6.00%, 1/15/36(1)	4,120	4,093,824
6.125%, 5/15/36(1)	5,825	5,805,524
6.25%, 11/1/34(1)	2,335	2,363,674
10.25% to 3/15/28(1)(7)(8)	3,771	4,098,291
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,634,640
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,503,224
TransAlta Corp., 5.875%, 2/1/34	3,720	3,720,329
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,186,208
5.00%, 7/31/27(1)	6,128	6,129,201
6.875%, 4/15/32(1)	3,705	3,869,421
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,228,772
7.75%, 4/15/34(1)	3,295	3,455,371
8.375%, 1/15/31(1)	2,315	2,474,795

20

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
XPLR Infrastructure Operating Partners LP: (continued)
8.625%, 3/15/33(1)	2,325	$ 2,492,564
		$ 90,331,558
Total Corporate Bonds (identified cost $1,574,681,372)		$1,581,006,594

Exchange-Traded Funds — 1.4%
Security	Shares	Value
Fixed Income Funds — 1.4%
iShares Broad USD High Yield Corporate Bond ETF	722,124	$ 26,884,677
Total Exchange-Traded Funds (identified cost $27,143,914)		$ 26,884,677

Preferred Stocks — 0.2%
Security	Principal Amount	Value
Insurance — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(3)(5)(6)	$4,286,760	$ 4,210,683
Total Preferred Stocks (identified cost $4,224,210)		$ 4,210,683

Senior Floating-Rate Loans — 7.8%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		1,662	$ 1,666,429
			$ 1,666,429
Automotive & Auto Parts — 1.3%
ABC Technologies, Inc., Term Loan, 11.911% - 11.95%, (1 mo. USD Term SOFR + 8.25, 3 mo. USD Term SOFR + 8.25%), 8/22/31(4)		12,678	$ 11,949,628
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	8,896,188
Borrower/Description	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Clarios Global LP: (continued)
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	2,680	$ 2,694,866
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	1,886	1,804,709
		$ 25,345,391
Building Materials — 0.6%
Associated Materials, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	5,137	$ 3,722,756
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	3,736	3,361,444
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	3,885	3,886,577
		$ 10,970,777
Cable & Satellite TV — 0.2%
E.W. Scripps Co.:
Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	3,944	$ 3,894,291
Term Loan, 9.526%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	1,106	1,115,447
		$ 5,009,738
Capital Goods — 0.2%
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	3,266	$ 3,273,757
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	1,478	1,481,316
		$ 4,755,073
Chemicals — 0.0%†
INEOS U.S. Finance LLC, Term Loan, 2/18/30(12)	800	$ 747,000
		$ 747,000
Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(12)	2,450	$ 2,344,197
Sword Purchaser LLC, Term Loan, 4/11/33(12)	2,985	2,902,912
		$ 5,247,109
Energy — 0.5%
New Generation Gas Gathering LLC, Term Loan, 8.913%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	6,092	$ 5,918,054

21

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	3,056	$ 3,069,484
		$ 8,987,538
Gaming — 0.9%
Ontario Gaming GTA LP, Term Loan, 8/1/30(12)	6,000	$ 5,707,140
Peninsula Pacific Entertainment LLC:
Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	6,624	6,612,938
Term Loan, 13.00%, 12/24/29(4)(13)	1,425	1,425,033
Spectacle Gary Holdings LLC, Term Loan, 8.10%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,546	3,452,849
		$ 17,197,960
Healthcare — 1.1%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	1,732	$ 1,728,263
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	14,079	13,737,328
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	3,277	3,247,144
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	2,479	2,472,204
		$ 21,184,939
Homebuilders & Real Estate — 0.1%
Signal Parent, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,934	$ 2,435,760
		$ 2,435,760
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,802,507
		$ 2,802,507
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.152%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	5,408	$ 5,444,885
		$ 5,444,885
Borrower/Description	Principal Amount* (000's omitted)	Value
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	7,724	$ 7,752,821
		$ 7,752,821
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	4,017	$ 3,376,664
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	4,283	3,752,732
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,274	1,269,843
		$ 8,399,239
Super Retail — 0.8%
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	6,284	$ 6,301,894
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	2,312	2,318,482
Men's Wearhouse, Inc., Term Loan, 9.421%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	4,063	4,104,910
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,281	2,293,131
		$ 15,018,417
Technology — 0.5%
Fortress Intermediate 3, Inc., Term Loan, 6.661%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	9,393	$ 9,358,216
		$ 9,358,216
Total Senior Floating-Rate Loans (identified cost $155,249,686)		$ 152,323,799

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(4)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(4)	$1,660,000	$ 0
		$ 0

22

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	19,811	$ 5,921,821
		$ 5,921,821
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(4)	$2,404,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(3)(4)	$502,000	$ 0
		$ 0
Total Miscellaneous (identified cost $792,331)		$ 5,921,821

Short-Term Investments — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	74,457,830	$ 74,457,830
Total Short-Term Investments (identified cost $74,457,830)		$ 74,457,830
Total Investments — 99.2% (identified cost $1,931,217,552)		$1,943,972,068
Other Assets, Less Liabilities — 0.8%		$ 15,572,320
Net Assets — 100.0%		$1,959,544,388
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $1,521,471,016 or 77.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security (see Note 5).
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $10,823,275 or 0.6% of the Portfolio's net assets.
(10)	When-issued security.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2026.

23

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	27,882,862	EUR	24,086,223	Goldman Sachs International	6/17/26	$ —	$(441,944)
USD	4,310,573	GBP	3,225,000	Citibank, N.A.	6/17/26	—	(77,507)
						$—	$(519,451)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
24

High Income Opportunities Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,856,759,722)	$1,869,514,238
Affiliated investments, at value (identified cost $74,457,830)	74,457,830
Cash	840,209
Deposits for derivatives collateral — forward foreign currency exchange contracts	420,000
Foreign currency, at value (identified cost $6,877,530)	7,010,969
Interest receivable	27,230,914
Dividends receivable from affiliated investments	269,024
Receivable for investments sold	2,980,522
Trustees' deferred compensation plan	222,975
Total assets	$1,982,946,681
Liabilities
Payable for investments purchased	$17,687,685
Payable for when-issued securities	3,995,566
Payable for open forward foreign currency exchange contracts	519,451
Payable to affiliates:
Investment adviser fee	699,878
Trustees' fees	8,496
Trustees' deferred compensation plan	222,975
Accrued expenses	268,242
Total liabilities	$23,402,293
Net Assets applicable to investors' interest in Portfolio	$1,959,544,388
25
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,135)	$942,783
Dividend income from affiliated investments	1,385,047
Interest income	59,040,597
Other income	109,140
Total investment income	$61,477,567
Expenses
Investment adviser fee	$4,030,057
Trustees’ fees and expenses	48,300
Custodian fee	209,943
Legal and accounting services	111,886
Miscellaneous	72,495
Total expenses	$4,472,681
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$54,105
Total expense reductions	$54,105
Net expenses	$4,418,576
Net investment income	$57,058,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(85,468)
Foreign currency transactions	(116,537)
Forward foreign currency exchange contracts	467,661
Net realized gain	$265,656
Change in unrealized appreciation (depreciation):
Investments	$(18,626,390)
Foreign currency	135,626
Forward foreign currency exchange contracts	(701,326)
Net change in unrealized appreciation (depreciation)	$(19,192,090)
Net realized and unrealized loss	$(18,926,434)
Net increase in net assets from operations	$38,132,557
26
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$57,058,991	$104,435,871
Net realized gain	265,656	1,996,730
Net change in unrealized appreciation (depreciation)	(19,192,090)	21,667,712
Net increase in net assets from operations	$38,132,557	$128,100,313
Capital transactions:
Contributions	$322,457,470	$369,318,643
Withdrawals	(107,670,819)	(282,583,939)
Net increase in net assets from capital transactions	$214,786,651	$86,734,704
Net increase in net assets	$252,919,208	$214,835,017
Net Assets
At beginning of period	$1,706,625,180	$1,491,790,163
At end of period	$1,959,544,388	$1,706,625,180
27
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.50%(2)	0.50%	0.52%	0.53%	0.49%	0.49%
Net expenses	0.49%(2)(3)	0.50%(3)	0.51%(3)	0.53%(3)	0.49%(3)	0.49%
Net investment income	6.37%(2)	6.37%	6.36%	6.07%	4.82%	4.78%
Portfolio Turnover	14%(4)	45%	43%	29%	19%	64%
Total Return	2.03%(4)	8.14%	14.95%	6.66%	(8.20)%	13.11%
Net assets, end of period (000’s omitted)	$1,959,544	$1,706,625	$1,491,790	$1,090,826	$1,020,273	$1,000,095
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(4)	Not annualized.
28
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 53.4%, 42.1% and 4.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
29

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
30

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $4,030,057 or 0.45% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $54,105 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $499,126,599 and $245,566,929, respectively, for the six months ended April 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,941,509,648
Gross unrealized appreciation	$35,540,629
Gross unrealized depreciation	(33,597,660)
Net unrealized appreciation	$1,942,969
31

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	62,734	$ 0	$ 2,111,626
Enviva LLC	12/6/24	57,147	378,458	1,157,227
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,177,738	$3,268,853
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26	847	$ 8,470,000	$ 8,132,072
Total Convertible Preferred Stocks			$8,470,000	$8,132,072
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,286,760	$ 4,224,210	$ 4,210,683
Total Preferred Stocks			$4,224,210	$4,210,683
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25, 9/5/25	19,811	$ 792,331	$ 5,921,821
Total Miscellaneous			$792,331	$5,921,821
Total Restricted Securities			$15,664,279	$21,533,429
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $519,451. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $420,000 at April 30, 2026.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in
32

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Forward foreign currency exchange contracts	$ —	$(519,451)
Total Derivatives subject to master netting or similar agreements	$ —	$(519,451)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Citibank, N.A.	$(77,507)	$ —	$ —	$ —	$(77,507)
Goldman Sachs International	(441,944)	—	—	420,000	(21,944)
	$(519,451)	$—	$—	$420,000	$(99,451)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
33

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$467,661	$(701,326)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $34,499,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
8  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $74,457,830, which represents 3.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$67,422,607	$271,871,965	$(264,836,742)	$ —	$ —	$74,457,830	$1,385,047	74,457,830
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
34

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 39,342,929	$ —	$ 39,342,929
Common Stocks	35,935,820	1,159,243	2,111,626	39,206,689
Convertible Bonds	—	12,484,974	—	12,484,974
Convertible Preferred Stocks	—	—	8,132,072	8,132,072
Corporate Bonds	—	1,581,006,594	—	1,581,006,594
Exchange-Traded Funds	26,884,677	—	—	26,884,677
Preferred Stocks	—	4,210,683	—	4,210,683
Senior Floating-Rate Loans	—	138,949,138	13,374,661	152,323,799
Miscellaneous	—	—	5,921,821	5,921,821
Short-Term Investments	74,457,830	—	—	74,457,830
Total Investments	$137,278,327	$1,777,153,561	$29,540,180	$1,943,972,068
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (519,451)	$ —	$ (519,451)
Total	$ —	$ (519,451)	$ —	$ (519,451)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
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ETHIX-NCSR    4.30.26

Eaton Vance
Diversified Currency Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Diversified Currency Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in International Income Portfolio, at value (identified cost $57,207,727)	$58,495,747
Receivable for Fund shares sold	189,001
Receivable from affiliates	88,312
Prepaid expenses	2,880
Total assets	$58,775,940
Liabilities
Payable for Fund shares redeemed	$3,316
Payable to affiliates:
Distribution and service fees	2,254
Sub-transfer agency fee	1,423
Trustees' fees	43
Payable for custodian fee	7,554
Payable for transfer and dividend disbursing agent fees	10,544
Payable for legal and accounting services	16,903
Payable for printing and postage	3,344
Accrued expenses	4,844
Total liabilities	$50,225
Net Assets	$58,725,715
Sources of Net Assets
Paid-in capital	$93,973,704
Accumulated loss	(35,247,989)
Net Assets	$58,725,715
Class A Shares
Net Assets	$8,584,516
Shares Outstanding	1,248,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.88
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.11
Class C Shares
Net Assets	$604,526
Shares Outstanding	87,860
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.88
Class I Shares
Net Assets	$49,536,673
Shares Outstanding	7,230,012
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.85
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio	$101,875
Interest income allocated from Portfolio (net of foreign taxes withheld of $22,287)	1,551,330
Expenses, excluding interest expense, allocated from Portfolio	(202,867)
Interest expense allocated from Portfolio	(2,243)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	41,112
Total investment income from Portfolio	$1,489,207
Expenses
Distribution and service fees:
Class A	$11,138
Class C	3,057
Trustees’ fees and expenses	250
Custodian fee	11,403
Transfer and dividend disbursing agent fees	34,829
Legal and accounting services	70,320
Printing and postage	8,978
Registration fees	31,589
Miscellaneous	8,205
Total expenses	$179,769
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$165,381
Total expense reductions	$165,381
Net expenses	$14,388
Net investment income	$1,474,819
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(98,956)
Written options	3,297
Futures contracts	113
Swap contracts	(15,950)
Foreign currency transactions	(56,033)
Forward foreign currency exchange contracts	519,661
Net realized gain	$352,132
Change in unrealized appreciation (depreciation):
Investments	$348,798
Written options	14,598
Futures contracts	1,686
Swap contracts	760
Foreign currency	22,153
Forward foreign currency exchange contracts	609,757
Net change in unrealized appreciation (depreciation)	$997,752
Net realized and unrealized gain	$1,349,884
Net increase in net assets from operations	$2,824,703
2
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,474,819	$2,194,715
Net realized gain	352,132	439,955
Net change in unrealized appreciation (depreciation)	997,752	757,285
Net increase in net assets from operations	$2,824,703	$3,391,955
Distributions to shareholders:
Class A	$(513,890)	$(480,986)
Class C	(32,598)	(22,512)
Class I	(2,087,399)	(1,359,935)
Total distributions to shareholders	$(2,633,887)	$(1,863,433)
Transactions in shares of beneficial interest:
Class A	$(747,911)	$(420,500)
Class C	(21,799)	44,706
Class I	19,481,030	7,456,106
Net increase in net assets from Fund share transactions	$18,711,320	$7,080,312
Net increase in net assets	$18,902,136	$8,608,834
Net Assets
At beginning of period	$39,823,579	$31,214,745
At end of period	$58,725,715	$39,823,579
3
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.87	$6.55	$6.29	$6.19	$7.96	$8.44
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.42	$0.36	$0.29	$0.21	$0.13
Net realized and unrealized gain (loss)	0.19	0.25	0.21	0.12(2)	(1.68)	(0.15)
Total income (loss) from operations	$0.40	$0.67	$0.57	$0.41	$(1.47)	$(0.02)
Less Distributions
From net investment income	$(0.39)	$(0.35)	$(0.31)	$—	$—	$(0.15)
Tax return of capital	—	—	—	(0.31)	(0.30)	(0.31)
Total distributions	$(0.39)	$(0.35)	$(0.31)	$(0.31)	$(0.30)	$(0.46)
Net asset value — End of period	$6.88	$6.87	$6.55	$6.29	$6.19	$7.96
Total Return(3)	6.02%(4)	10.52%	9.05%	6.55%	(18.94)%	(0.38)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,585	$9,318	$9,307	$10,889	$11,466	$20,539
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.81%(7)(8)	2.72%(8)	2.57%(8)	2.03%(8)	1.88%(8)	1.50%(8)
Net expenses	0.95%(7)(8)(9)	1.10%(8)(9)	1.26%(8)(9)	1.00%(8)(9)	1.02%(8)(9)	1.01%(8)
Net investment income	6.10%(7)	6.35%	5.37%	4.37%	2.89%	1.57%
Portfolio Turnover of the Portfolio	19%(4)	209%(10)	227%(10)	230%(10)	159%(10)	102%(10)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Annualized.
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
4
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.87	$6.55	$6.29	$6.19	$7.96	$8.44
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.38	$0.31	$0.24	$0.16	$0.07
Net realized and unrealized gain (loss)	0.20	0.24	0.21	0.12(2)	(1.68)	(0.15)
Total income (loss) from operations	$0.38	$0.62	$0.52	$0.36	$(1.52)	$(0.08)
Less Distributions
From net investment income	$(0.37)	$(0.30)	$(0.26)	$—	$—	$(0.13)
Tax return of capital	—	—	—	(0.26)	(0.25)	(0.27)
Total distributions	$(0.37)	$(0.30)	$(0.26)	$(0.26)	$(0.25)	$(0.40)
Net asset value — End of period	$6.88	$6.87	$6.55	$6.29	$6.19	$7.96
Total Return(3)	5.61%(4)	9.69%	8.24%	5.79%	(19.50)%	(1.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$605	$625	$560	$970	$1,238	$2,115
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	2.56%(7)(8)	3.47%(8)	3.32%(8)	2.75%(8)	1.58%(8)	2.20%(8)
Net expenses	1.70%(7)(8)(9)	1.85%(8)(9)	2.01%(8)(9)	1.72%(8)(9)	1.72%(8)(9)	1.71%(8)
Net investment income	5.36%(7)	5.62%	4.61%	3.66%	2.20%	0.80%
Portfolio Turnover of the Portfolio	19%(4)	209%(10)	227%(10)	230%(10)	159%(10)	102%(10)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Annualized.
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
5
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.84	$6.53	$6.27	$6.16	$7.93	$8.41
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.44	$0.37	$0.31	$0.22	$0.16
Net realized and unrealized gain (loss)	0.20	0.24	0.21	0.12(2)	(1.67)	(0.15)
Total income (loss) from operations	$0.41	$0.68	$0.58	$0.43	$(1.45)	$0.01
Less Distributions
From net investment income	$(0.40)	$(0.37)	$(0.32)	$—	$—	$(0.15)
Tax return of capital	—	—	—	(0.32)	(0.32)	(0.34)
Total distributions	$(0.40)	$(0.37)	$(0.32)	$(0.32)	$(0.32)	$(0.49)
Net asset value — End of period	$6.85	$6.84	$6.53	$6.27	$6.16	$7.93
Total Return(3)	6.02%(4)	10.82%	9.34%	6.86%	(18.65)%	(0.11)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,537	$29,880	$21,348	$24,167	$15,706	$35,316
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.56%(7)(8)	2.47%(8)	2.32%(8)	1.75%(8)	1.58%(8)	1.20%(8)
Net expenses	0.70%(7)(8)(9)	0.85%(8)(9)	1.01%(8)(9)	0.72%(8)(9)	0.72%(8)(9)	0.71%(8)
Net investment income	6.28%(7)	6.56%	5.63%	4.67%	3.11%	1.86%
Portfolio Turnover of the Portfolio	19%(4)	209%(10)	227%(10)	230%(10)	159%(10)	102%(10)
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Annualized.
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
6
See Notes to Financial Statements.

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 24.0% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes —The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
7

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $34,998,437 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $7,578,353 are short-term and $27,420,084 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $165,381 of the Fund’s operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $2,263 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
8

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $11,138 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $2,293 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $764 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $18,478,194 and $2,649,787, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	110,460	$ 759,590	98,918	$ 671,933
Issued to shareholders electing to receive payments of distributions in Fund shares	71,745	488,640	67,647	453,768
Redemptions	(290,412)	(1,996,141)	(230,693)	(1,546,201)
Net decrease	(108,207)	$ (747,911)	(64,128)	$ (420,500)
Class C
Sales	651	$ 4,500	41,038	$ 281,338
Issued to shareholders electing to receive payments of distributions in Fund shares	4,787	32,598	3,352	22,512
Redemptions	(8,583)	(58,897)	(38,896)	(259,144)
Net increase (decrease)	(3,145)	$ (21,799)	5,494	$ 44,706
9

Eaton Vance
Diversified Currency Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	3,114,825	$21,208,237	2,603,953	$17,532,589
Issued to shareholders electing to receive payments of distributions in Fund shares	306,831	2,082,476	202,291	1,354,891
Redemptions	(557,394)	(3,809,683)	(1,710,758)	(11,431,374)
Net increase	2,864,262	$19,481,030	1,095,486	$ 7,456,106
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
10

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	14,450,000	$ 1,210,461
JSCB Agrobank, 20.75%, 9/15/28	UZS	2,500,000	219,225
Total Foreign Corporate Bonds (identified cost $1,258,477)			$ 1,429,686

Sovereign Government Bonds — 29.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.6%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/26	BRL	32,577	$ 6,436,926
			$ 6,436,926
Chile — 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.90%, 11/1/27	CLP	1,780,000	$ 2,036,058
			$ 2,036,058
Czech Republic — 1.2%
Czech Republic Government Bonds, 1.00%, 6/26/26(1)	CZK	61,800	$ 2,966,058
			$ 2,966,058
Dominican Republic — 1.8%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	3,970	$ 66,461
8.00%, 2/12/27(1)	DOP	11,950	199,848
10.75%, 6/1/36(2)	DOP	11,850	212,078
10.75%, 6/1/36(1)	DOP	100,000	1,789,691
13.00%, 6/10/34(1)	DOP	25,400	508,932
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	900	14,997
9.50%, 11/30/29(1)	DOP	100,000	1,685,008
			$ 4,477,015
Egypt — 0.2%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	19,379	$ 358,972
			$ 358,972
Security	Principal Amount (000's omitted)		Value
Georgia — 1.0%
Georgia Treasury Bonds, 9.75%, 1/27/27	GEL	6,500	$ 2,464,002
			$ 2,464,002
Hungary — 1.7%
Hungary Government Bonds, 1.50%, 8/26/26	HUF	1,311,500	$ 4,173,889
			$ 4,173,889
Iceland — 2.8%
Republic of Iceland, 6.75%, 10/15/26	ISK	841,500	$ 6,824,848
			$ 6,824,848
Malaysia — 0.9%
Malaysia Government Bonds, 3.502%, 5/31/27	MYR	8,800	$ 2,227,124
			$ 2,227,124
Nigeria — 0.1%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	103,447	$ 79,245
19.00%, 2/21/34	NGN	95,333	78,761
			$ 158,006
Paraguay — 1.1%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	3,553,000	$ 581,926
7.90%, 2/9/31(1)	PYG	1,613,000	264,185
8.50%, 3/4/35(2)	PYG	1,592,000	263,522
8.50%, 3/4/35(1)	PYG	9,840,000	1,628,806
			$ 2,738,439
Peru — 1.5%
Peru Government Bonds, 6.35%, 8/12/28	PEN	12,100	$ 3,590,291
			$ 3,590,291
Poland — 1.1%
Republic of Poland Government Bonds, 0.00%, 1/25/27	PLN	10,051	$ 2,702,828
			$ 2,702,828
Romania — 2.0%
Romania Government Bonds, 7.20%, 7/27/26	RON	22,000	$ 4,979,269
			$ 4,979,269

11
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia — 1.3%
Serbia Treasury Bonds, 7.00%, 10/26/31	RSD	299,670	$ 3,268,724
			$ 3,268,724
South Africa — 0.7%
Republic of South Africa Government Bonds, 10.50%, 12/21/27	ZAR	26,000	$ 1,625,927
			$ 1,625,927
Sri Lanka — 1.5%
Sri Lanka Government Bonds, 11.00%, 10/15/28	LKR	1,142,000	$ 3,680,818
			$ 3,680,818
Sweden — 2.6%
Sweden Government Bonds, 1.00%, 11/12/26(1)	SEK	58,225	$ 6,270,412
			$ 6,270,412
Turkey — 1.6%
Turkiye Government Bonds:
40.859%, 6/16/27(3)	TRY	12,498	$ 282,673
40.884%, (1 day TRY TLREF + 0.00%), 8/19/26(3)	TRY	152,123	3,390,256
40.918%, 7/4/29(3)	TRY	6,248	138,553
			$ 3,811,482
Uganda — 0.4%
Republic of Uganda Government Bonds, 13.50%, 7/9/26	UGX	3,170,000	$ 852,118
			$ 852,118
Uzbekistan — 1.3%
Republic of Uzbekistan Bonds, 12.25%, 4/13/29(1)	UZS	36,980,000	$ 3,138,323
			$ 3,138,323
Zambia — 0.9%
Zambia Government Bonds:
13.00%, 6/26/33	ZMW	961	$ 46,094
14.50%, 2/16/28	ZMW	3,000	161,933
14.90%, 2/16/29	ZMW	3,000	163,051
16.00%, 2/16/33	ZMW	2,836	153,860
16.60%, 2/16/36	ZMW	7,500	405,759
17.59%, 2/16/41	ZMW	21,300	1,148,564
			$ 2,079,261
Total Sovereign Government Bonds (identified cost $70,123,608)			$ 70,860,790

U.S. Government Agency Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.984%, (COF + 1.792%), with maturity at 2035(4)	$53	$ 52,771
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $53,065)		$ 52,771

Short-Term Investments — 65.4%
Affiliated Fund — 14.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	35,697,797	$ 35,697,797
Total Affiliated Fund (identified cost $35,697,797)		$ 35,697,797

Sovereign Government Securities — 11.1%
Security	Principal Amount (000's omitted)		Value
Albania — 0.8%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	170,330	$ 2,042,696
			$ 2,042,696
Canada — 1.6%
Canada Treasury Bills, 0.00%, 6/17/26	CAD	5,421	$ 3,978,899
			$ 3,978,899
Egypt — 0.4%
Egypt Treasury Bills:
0.00%, 5/12/26	EGP	7,675	$ 142,836
0.00%, 5/26/26	EGP	4,250	78,376
0.00%, 6/2/26	EGP	34,500	633,351
			$ 854,563
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	871,300	$ 1,873,044
			$ 1,873,044
Nigeria — 4.9%
Nigeria OMO Bills:
0.00%, 5/19/26	NGN	135,000	$ 97,808
0.00%, 5/26/26	NGN	736,153	531,191

12
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 6/2/26	NGN	354,117	$ 253,756
0.00%, 6/9/26	NGN	3,808,100	2,726,028
0.00%, 6/23/26	NGN	133,257	94,696
0.00%, 6/30/26	NGN	244,397	173,048
0.00%, 7/7/26	NGN	179,725	126,807
0.00%, 7/10/26	NGN	32,020	22,425
0.00%, 7/14/26	NGN	4,584,064	3,223,196
0.00%, 7/28/26	NGN	30,784	21,501
0.00%, 8/4/26	NGN	113,397	78,930
0.00%, 8/11/26	NGN	725,934	503,530
0.00%, 8/18/26	NGN	169,396	116,213
0.00%, 8/25/26	NGN	4,322,627	2,977,768
0.00%, 9/1/26	NGN	42,224	28,989
0.00%, 9/8/26	NGN	75,410	51,508
0.00%, 9/22/26	NGN	40,105	27,022
0.00%, 1/12/27	NGN	865,901	561,399
0.00%, 1/19/27	NGN	624,275	403,680
			$ 12,019,495
Norway — 0.9%
Norway Treasury Bills, 0.00%, 12/16/26(1)(2)	NOK	20,050	$ 2,106,877
			$ 2,106,877
Uganda — 1.7%
Republic of Uganda Treasury Bills, 0.00%, 9/24/26	UGX	16,300,000	$ 4,179,787
			$ 4,179,787
Total Sovereign Government Securities (identified cost $26,450,412)			$ 27,055,361

U.S. Treasury Obligations — 39.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(6)	$10,000	$ 9,987,081
0.00%, 5/21/26	25,520	25,468,851
0.00%, 5/28/26	2,490	2,483,342
0.00%, 6/11/26	2,510	2,499,723
0.00%, 6/18/26	16,481	16,401,325
0.00%, 6/25/26(6)	20,000	19,889,282
0.00%, 7/9/26	11,860	11,778,194
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 7/16/26	$8,140	$ 8,078,458
Total U.S. Treasury Obligations (identified cost $96,587,279)		$ 96,586,256
Total Short-Term Investments (identified cost $158,735,488)		$159,339,414

Total Purchased Options — 0.0%† (identified cost $120,078)	$ 88,371
Total Investments — 95.1% (identified cost $230,290,716)	$231,771,032
Total Written Options — (0.0)%† (premiums received $45,460)	$ (15,709)
Other Assets, Less Liabilities — 4.9%	$ 11,899,908
Net Assets — 100.0%	$243,655,231
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $20,639,598 or 8.5% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $3,164,403 or 1.3% of the Portfolio's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

13
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	1,000,000	CNH	6.60	11/4/26	$ 2,567
Put USD vs. Call CNH	Barclays Bank PLC	USD	1,000,000	CNH	6.75	7/7/26	2,040
Put USD vs. Call CNH	Barclays Bank PLC	USD	1,000,000	CNH	6.60	11/4/26	2,567
Put USD vs. Call CNH	Citibank, N.A.	USD	1,100,000	CNH	6.72	7/16/26	1,757
Put USD vs. Call CNH	Citibank, N.A.	USD	1,000,000	CNH	6.60	11/4/26	2,567
Put USD vs. Call CNH	Goldman Sachs International	USD	1,000,000	CNH	6.60	11/4/26	2,567
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,000,000	CNH	6.72	7/15/26	3,042
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,000,000	CNH	6.60	11/4/26	5,134
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	1,024
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	559
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	479
Put USD vs. Call KRW	Bank of America, N.A.	USD	600,000	KRW	1,440.00	9/8/26	4,727
Put USD vs. Call KRW	Barclays Bank PLC	USD	1,000,000	KRW	1,420.00	9/17/26	10,067
Put USD vs. Call KRW	Goldman Sachs International	USD	1,000,000	KRW	1,440.00	8/4/26	7,034
Put USD vs. Call KRW	Goldman Sachs International	USD	1,000,000	KRW	1,420.00	9/21/26	10,256
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,440.00	8/6/26	7,105
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	100,000	KRW	1,440.00	8/6/26	710
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,440.00	9/8/26	7,878
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,420.00	9/28/26	10,702
Put USD vs. Call KRW	Standard Chartered Bank	USD	700,000	KRW	1,440.00	9/14/26	5,589
Total							$88,371
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	28,000	BRL	7.00	7/12/27	$ (2,623)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	22,000	BRL	7.00	7/14/27	(2,076)
Call USD vs. Put KRW	Barclays Bank PLC	USD	1,000,000	KRW	1,590.00	9/17/26	(4,334)
Call USD vs. Put KRW	Goldman Sachs International	USD	1,000,000	KRW	1,600.00	9/21/26	(3,889)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,630.00	9/28/26	(2,787)
Total							$(15,709)
†	Amount is less than 0.05% or (0.05)%, as applicable.
14
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	821,918	USD	164,676	5/4/26	$ 1,308
USD	164,254	BRL	821,918	5/4/26	(1,730)
BRL	2,300,000	USD	460,414	5/5/26	4,063
BRL	2,178,082	USD	436,621	5/5/26	3,236
USD	897,627	BRL	4,478,082	5/5/26	(6,707)
PHP	3,000,000	USD	50,875	5/12/26	(2,074)
USD	53,449	PHP	3,000,000	5/12/26	4,648
CLP	778,000,000	USD	869,012	5/13/26	(4,374)
BRL	6,000,000	USD	1,191,571	6/2/26	11,366
BRL	4,478,082	USD	891,365	6/2/26	6,444
BRL	888,889	USD	176,685	6/2/26	1,528
BRL	111,111	USD	22,047	6/2/26	230
BRL	821,918	USD	162,971	6/3/26	1,773
CLP	157,600,000	USD	170,338	6/17/26	4,819
CLP	231,000,000	USD	259,518	6/17/26	(2,785)
CLP	189,940,000	USD	214,251	6/17/26	(3,152)
CLP	403,000,000	USD	454,576	6/17/26	(6,682)
COP	7,500,000,000	USD	1,935,259	6/17/26	106,063
EUR	2,000,000	USD	2,314,705	6/17/26	37,246
INR	129,170,000	USD	1,387,908	6/17/26	(34,015)
INR	300,000,000	USD	3,246,859	6/17/26	(102,414)
INR	415,000,000	USD	4,459,100	6/17/26	(109,285)
KRW	3,275,860,170	USD	2,205,230	6/17/26	20,750
KRW	900,000,000	USD	597,221	6/17/26	14,338
PHP	3,000,000	USD	50,666	6/17/26	(1,888)
PHP	97,723,290	USD	1,650,425	6/17/26	(61,503)
TWD	90,000,000	USD	2,835,673	6/17/26	8,497
TWD	35,000,000	USD	1,097,936	6/17/26	8,130
TWD	30,000,000	USD	941,044	6/17/26	7,012
TWD	18,015,000	USD	564,610	6/17/26	4,698
TWD	30,000,000	USD	946,007	6/17/26	2,050
USD	128,618	CLP	119,000,000	6/17/26	(3,638)
USD	170,338	CLP	157,600,000	6/17/26	(4,819)
USD	293,957	CLP	271,540,000	6/17/26	(7,832)
USD	1,613,353	CLP	1,488,000,000	6/17/26	(40,410)
USD	28,221	EUR	24,384	6/17/26	(454)
USD	172,050	EUR	148,658	6/17/26	(2,768)
USD	331,240	PHP	19,930,712	6/17/26	7,179
USD	296,995	PHP	18,000,000	6/17/26	4,326
USD	252,517	PHP	15,300,000	6/17/26	3,748
USD	183,395	PHP	11,100,000	6/17/26	2,916
USD	205,999	PHP	12,500,000	6/17/26	2,756
USD	208,724	PHP	12,680,000	6/17/26	2,555
USD	182,001	PHP	11,039,288	6/17/26	2,509
15
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	6,590,000	USD	205,616	7/8/26	$ 2,533
TWD	5,480,000	USD	170,876	7/8/26	2,213
TWD	5,490,000	USD	171,255	7/8/26	2,150
TWD	4,420,000	USD	137,974	7/8/26	1,634
TWD	4,390,000	USD	137,037	7/8/26	1,624
TWD	4,380,000	USD	136,828	7/8/26	1,517
TWD	2,190,000	USD	68,290	7/8/26	882
TWD	4,340,000	USD	136,361	7/8/26	720
TWD	3,420,000	USD	107,570	7/8/26	453
TWD	2,932,300	USD	92,677	7/8/26	(59)
TWD	2,330,500	USD	73,687	7/8/26	(77)
TWD	2,911,500	USD	92,087	7/8/26	(125)
TWD	2,882,300	USD	91,244	7/8/26	(205)
TWD	3,327,300	USD	105,328	7/8/26	(233)
TWD	3,634,300	USD	115,028	7/8/26	(236)
TWD	4,325,400	USD	136,862	7/8/26	(242)
TWD	2,362,900	USD	74,910	7/8/26	(277)
TWD	3,712,800	USD	117,549	7/8/26	(278)
TWD	2,580,700	USD	81,797	7/8/26	(284)
TWD	2,788,000	USD	87,343	10/8/26	640
TWD	3,270,000	USD	102,620	10/8/26	574
TWD	2,067,000	USD	64,778	10/8/26	452
TWD	2,069,000	USD	64,920	10/8/26	373
TWD	3,000,000	USD	95,033	10/8/26	(359)
TWD	3,190,000	USD	101,181	10/8/26	(512)
TWD	4,380,000	USD	138,827	10/8/26	(604)
TWD	5,390,000	USD	170,895	10/8/26	(799)
TWD	5,125,534	USD	162,417	10/22/26	(682)
TWD	9,420,466	USD	298,314	10/22/26	(1,054)
					$(112,603)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	19,726,000	USD	5,472	Citibank, N.A.	5/4/26	$ —	$ (234)
UGX	149,385,000	USD	40,131	Citibank, N.A.	5/4/26	—	(467)
UGX	216,583,000	USD	57,449	Standard Chartered Bank	5/4/26	56	—
USD	37,803	EGP	2,005,446	Citibank, N.A.	5/4/26	402	—
USD	40,760	UGX	149,385,000	Citibank, N.A.	5/4/26	1,096	—
USD	5,299	UGX	19,726,000	Citibank, N.A.	5/4/26	62	—
USD	36,067	UGX	130,022,000	Standard Chartered Bank	5/4/26	1,545	—
16
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,045	UGX	86,561,000	Standard Chartered Bank	5/4/26	$ 1,062	$ —
USD	37,348	EGP	2,005,663	Citibank, N.A.	5/5/26	—	(37)
EUR	8,000,000	USD	9,371,131	Citibank, N.A.	5/8/26	19,383	—
EUR	65,070	RON	357,595	Barclays Bank PLC	5/12/26	—	(4,355)
RON	357,595	EUR	66,890	JPMorgan Chase Bank, N.A.	5/12/26	2,219	—
USD	1,562,279	TRY	71,265,500	Standard Chartered Bank	5/12/26	—	(3,976)
KZT	3,792,288,814	USD	7,879,753	Deutsche Bank AG	5/13/26	279,649	—
UGX	6,513,833	USD	1,749	Citibank, N.A.	5/13/26	—	(22)
USD	68,090	KZT	32,666,000	Deutsche Bank AG	5/13/26	—	(2,194)
USD	68,090	KZT	32,666,000	Deutsche Bank AG	5/13/26	—	(2,194)
USD	136,178	KZT	65,195,000	Deutsche Bank AG	5/13/26	—	(4,095)
USD	12,022	UGX	44,723,000	Citibank, N.A.	5/13/26	166	—
USD	57,381	UGX	216,583,000	Citibank, N.A.	5/13/26	—	(37)
TRY	3,204,937	USD	68,558	Standard Chartered Bank	5/18/26	1,482	—
USD	67,947	TRY	3,204,937	Standard Chartered Bank	5/18/26	—	(2,093)
TRY	156,412,208	USD	3,333,443	Standard Chartered Bank	5/20/26	78,347	—
USD	1,423,102	TRY	67,057,124	Standard Chartered Bank	5/20/26	—	(39,602)
USD	1,901,926	TRY	89,355,084	Standard Chartered Bank	5/20/26	—	(47,160)
VND	2,750,000,000	USD	104,982	Citibank, N.A.	5/26/26	—	(810)
KZT	31,712,737	USD	59,332	Deutsche Bank AG	6/8/26	8,197	—
USD	56,257	KZT	26,571,588	Deutsche Bank AG	6/8/26	—	(324)
USD	44,582	KZT	21,372,018	Deutsche Bank AG	6/8/26	—	(928)
USD	67,058	KZT	34,645,630	Deutsche Bank AG	6/8/26	—	(6,716)
USD	437,877	KZT	212,622,000	Deutsche Bank AG	6/8/26	—	(14,878)
USD	253,489	KZT	131,434,115	Deutsche Bank AG	6/8/26	—	(26,385)
KZT	106,887,000	USD	210,615	Deutsche Bank AG	6/11/26	16,719	—
KZT	106,518,000	USD	210,614	Deutsche Bank AG	6/11/26	15,935	—
KZT	106,318,000	USD	210,614	Deutsche Bank AG	6/11/26	15,509	—
USD	133,500	KZT	62,630,551	Deutsche Bank AG	6/11/26	294	—
USD	68,088	KZT	33,169,000	Deutsche Bank AG	6/11/26	—	(2,458)
USD	109,467	KZT	53,137,451	Deutsche Bank AG	6/11/26	—	(3,548)
USD	136,177	KZT	66,182,000	Deutsche Bank AG	6/11/26	—	(4,583)
KZT	54,790,340	USD	108,260	Deutsche Bank AG	6/12/26	8,225	—
KZT	54,779,514	USD	108,260	Deutsche Bank AG	6/12/26	8,202	—
KZT	54,714,558	USD	108,260	Deutsche Bank AG	6/12/26	8,064	—
KZT	54,779,514	USD	108,260	Deutsche Bank AG	6/15/26	8,064	—
KZT	21,907,475	USD	43,304	Deutsche Bank AG	6/15/26	3,216	—
MYR	6,000,000	USD	1,532,332	Barclays Bank PLC	6/16/26	—	(18,999)
MYR	4,000,000	USD	1,020,929	Goldman Sachs International	6/16/26	—	(12,040)
AUD	2,095,000	USD	1,466,358	Deutsche Bank AG	6/17/26	40,723	—
AUD	905,000	USD	633,438	Deutsche Bank AG	6/17/26	17,591	—
AUD	800,000	USD	561,256	Standard Chartered Bank	6/17/26	14,240	—
CHF	1,997,000	USD	2,592,942	Barclays Bank PLC	6/17/26	—	(25,228)
CHF	465,000	USD	602,141	Standard Chartered Bank	6/17/26	—	(4,251)
17
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	34,176,790	USD	4,967,349	Barclays Bank PLC	6/17/26	$ 50,106	$ —
CNH	6,100,000	USD	888,015	HSBC Bank USA, N.A.	6/17/26	7,519	—
CNH	4,000,000	USD	584,048	HSBC Bank USA, N.A.	6/17/26	3,188	—
CRC	1,487,500,000	USD	3,164,759	Citibank, N.A.	6/17/26	106,197	—
CRC	224,410,000	USD	481,308	Citibank, N.A.	6/17/26	12,161	—
CZK	61,500,000	EUR	2,513,590	Barclays Bank PLC	6/17/26	5,682	—
EUR	1,247,031	CZK	30,541,659	Barclays Bank PLC	6/17/26	—	(4,291)
EUR	1,263,864	CZK	30,958,341	Societe Generale	6/17/26	—	(4,561)
EUR	675,109	HUF	269,355,000	Goldman Sachs International	6/17/26	—	(71,959)
EUR	1,862,067	PLN	8,000,000	Societe Generale	6/17/26	—	(17,098)
GEL	2,130,000	USD	785,253	ICBC Standard Bank plc	6/17/26	4,908	—
GHS	13,000,000	USD	1,155,556	ICBC Standard Bank plc	6/17/26	—	(24,293)
HUF	389,371,834	EUR	1,008,866	Deutsche Bank AG	6/17/26	65,276	—
HUF	426,942,956	EUR	1,162,651	HSBC Bank USA, N.A.	6/17/26	5,206	—
HUF	1,922,982,638	EUR	4,856,139	JPMorgan Chase Bank, N.A.	6/17/26	470,938	—
HUF	500,325,502	EUR	1,263,480	JPMorgan Chase Bank, N.A.	6/17/26	122,530	—
HUF	125,098,205	EUR	328,069	Standard Chartered Bank	6/17/26	16,341	—
ILS	1,146,308	USD	372,478	Barclays Bank PLC	6/17/26	16,486	—
ILS	1,031,000	USD	335,230	Barclays Bank PLC	6/17/26	14,607	—
ILS	275,648	USD	89,395	Barclays Bank PLC	6/17/26	4,138	—
ILS	93,784	USD	30,421	Goldman Sachs International	6/17/26	1,402	—
ILS	1,722,261	USD	558,717	JPMorgan Chase Bank, N.A.	6/17/26	25,678	—
ILS	573,188	USD	186,239	JPMorgan Chase Bank, N.A.	6/17/26	8,254	—
ILS	6,069,977	USD	1,952,279	Standard Chartered Bank	6/17/26	107,376	—
ILS	1,149,094	USD	371,599	Standard Chartered Bank	6/17/26	18,310	—
ILS	558,717	USD	181,894	UBS AG	6/17/26	7,689	—
JPY	120,000,000	USD	768,266	Standard Chartered Bank	6/17/26	886	—
JPY	296,621,211	USD	1,888,192	UBS AG	6/17/26	13,031	—
KES	335,600,000	USD	2,561,832	Standard Chartered Bank	6/17/26	23,583	—
KES	75,000,000	USD	573,395	Standard Chartered Bank	6/17/26	4,395	—
KZT	108,422,300	USD	216,520	Deutsche Bank AG	6/17/26	13,532	—
MXN	28,083,679	USD	1,567,931	BNP Paribas	6/17/26	33,967	—
MXN	3,860,000	USD	215,506	BNP Paribas	6/17/26	4,669	—
NZD	3,770,000	USD	2,236,200	Barclays Bank PLC	6/17/26	—	(5,824)
PKR	265,000,000	USD	916,955	Standard Chartered Bank	6/17/26	28,617	—
PLN	8,000,000	EUR	1,868,679	HSBC Bank USA, N.A.	6/17/26	9,323	—
SEK	3,340,000	USD	362,000	Bank of America, N.A.	6/17/26	572	—
SGD	1,700,000	USD	1,337,697	Standard Chartered Bank	6/17/26	1,996	—
SGD	5,281,000	USD	4,151,225	State Street Bank and Trust Company	6/17/26	10,490	—
THB	30,000,000	USD	949,902	Standard Chartered Bank	6/17/26	—	(26,503)
THB	74,700,000	USD	2,372,573	Standard Chartered Bank	6/17/26	—	(73,309)
USD	82,443	ILS	260,411	Bank of America, N.A.	6/17/26	—	(5,919)
USD	102,727	ILS	322,910	Bank of America, N.A.	6/17/26	—	(6,843)
USD	247,323	ILS	779,498	Bank of America, N.A.	6/17/26	—	(17,175)
18
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,071	ILS	69,683	Deutsche Bank AG	6/17/26	$ —	$ (1,574)
USD	81,287	ILS	256,939	Goldman Sachs International	6/17/26	—	(5,897)
USD	173,608	ILS	547,541	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,183)
USD	173,607	ILS	548,041	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,353)
USD	173,607	ILS	548,084	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,368)
USD	173,608	ILS	548,939	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,658)
USD	173,607	ILS	548,981	JPMorgan Chase Bank, N.A.	6/17/26	—	(12,672)
USD	520,822	ILS	1,638,950	JPMorgan Chase Bank, N.A.	6/17/26	—	(35,304)
USD	23,520	NZD	39,653	Barclays Bank PLC	6/17/26	61	—
USD	7,301	NZD	12,309	Barclays Bank PLC	6/17/26	19	—
USD	2,285,618	SEK	21,118,088	Citibank, N.A.	6/17/26	—	(6,848)
USD	3,443	SEK	31,912	Standard Chartered Bank	6/17/26	—	(21)
USD	85,420	ZAR	1,468,330	Bank of America, N.A.	6/17/26	—	(2,443)
USD	90,437	ZAR	1,523,768	Barclays Bank PLC	6/17/26	—	(743)
USD	103,240	ZAR	1,739,607	Barclays Bank PLC	6/17/26	—	(856)
USD	187,776	ZAR	3,232,240	Barclays Bank PLC	6/17/26	—	(5,637)
USD	1,315,607	ZAR	22,726,711	Citibank, N.A.	6/17/26	—	(44,332)
USD	1,654,892	ZAR	27,499,999	Goldman Sachs International	6/17/26	9,326	—
USD	70,769	ZAR	1,215,924	Standard Chartered Bank	6/17/26	—	(1,990)
USD	70,567	ZAR	1,217,188	Standard Chartered Bank	6/17/26	—	(2,268)
VND	213,010,000,000	USD	7,988,824	Citibank, N.A.	6/17/26	65,536	—
VND	32,659,000,000	USD	1,225,111	Citibank, N.A.	6/17/26	9,795	—
ZAR	738,005	USD	43,801	Barclays Bank PLC	6/17/26	360	—
ZAR	2,909,329	USD	176,956	Barclays Bank PLC	6/17/26	—	(2,865)
ZAR	4,217,710	USD	257,180	Barclays Bank PLC	6/17/26	—	(4,798)
ZAR	340,000	USD	20,460	Goldman Sachs International	6/17/26	—	(115)
ZAR	8,639,250	USD	527,356	Goldman Sachs International	6/17/26	—	(10,394)
ZAR	2,929,980	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(1,926)
ZAR	2,928,207	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,032)
ZAR	2,925,552	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,191)
ZAR	2,925,194	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,212)
ZAR	2,925,105	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,218)
ZAR	2,924,308	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,265)
ZAR	2,924,308	USD	177,252	HSBC Bank USA, N.A.	6/17/26	—	(2,265)
ZAR	2,910,074	USD	177,252	JPMorgan Chase Bank, N.A.	6/17/26	—	(3,117)
ZAR	22,478,577	USD	1,370,127	Societe Generale	6/17/26	—	(25,037)
ZAR	4,288,005	USD	260,955	UBS AG	6/17/26	—	(4,366)
ZMW	26,500,000	USD	1,321,696	Standard Chartered Bank	6/17/26	92,689	—
ISK	11,678,802	EUR	79,399	Citibank, N.A.	6/18/26	1,495	—
MYR	4,000,000	USD	1,015,796	Goldman Sachs International	6/18/26	—	(6,849)
KZT	1,846,000,000	USD	3,704,596	Deutsche Bank AG	6/22/26	204,547	—
KZT	8,150,000	USD	14,977	Deutsche Bank AG	6/22/26	2,281	—
USD	67,058	KZT	34,819,982	Deutsche Bank AG	6/22/26	—	(6,678)
EGP	8,823,862	USD	175,958	Bank of America, N.A.	6/24/26	—	(15,555)
19
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	900,000,000	USD	1,668,211	Deutsche Bank AG	6/24/26	$ 236,153	$ —
USD	176,301	EGP	8,823,862	Standard Chartered Bank	6/24/26	15,897	—
EGP	8,357,581	USD	164,779	Bank of America, N.A.	6/29/26	—	(13,186)
USD	165,007	EGP	8,357,581	JPMorgan Chase Bank, N.A.	6/29/26	13,414	—
USD	1,202,026	BRL	7,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(191,709)
UZS	23,242,800,000	USD	1,680,000	ICBC Standard Bank plc	7/2/26	243,314	—
UZS	72,000,000,000	USD	5,760,000	Deutsche Bank AG	7/3/26	196,739	—
VND	20,000,000,000	USD	746,965	Goldman Sachs International	7/10/26	7,821	—
VND	860,526,261	USD	32,169	Citibank, N.A.	7/13/26	299	—
VND	339,680,000	USD	12,694	Standard Chartered Bank	7/13/26	123	—
ISK	8,018,622	EUR	55,081	JPMorgan Chase Bank, N.A.	7/15/26	103	—
ISK	25,000,000	EUR	172,224	JPMorgan Chase Bank, N.A.	7/15/26	—	(264)
RSD	66,000,000	USD	661,301	Societe Generale	7/17/26	—	(2,198)
KZT	8,414,000	USD	15,686	Societe Generale	7/21/26	1,939	—
USD	73,505	KZT	39,104,874	Deutsche Bank AG	7/21/26	—	(8,409)
KZT	6,721,000	USD	12,549	Deutsche Bank AG	7/22/26	1,525	—
USD	73,505	KZT	39,097,524	Deutsche Bank AG	7/22/26	—	(8,365)
VND	13,850,563,900	USD	520,404	JPMorgan Chase Bank, N.A.	7/22/26	1,796	—
KZT	8,150,000	USD	15,258	ICBC Standard Bank plc	7/23/26	1,802	—
UGX	5,182,410,000	USD	1,363,792	Societe Generale	7/24/26	—	(11,515)
USD	24,045	UGX	88,364,000	Standard Chartered Bank	7/24/26	987	—
KZT	10,000,000	USD	18,797	Deutsche Bank AG	7/27/26	2,107	—
USD	73,505	KZT	39,130,601	Deutsche Bank AG	7/27/26	—	(8,289)
USD	11,970	UGX	43,570,000	ICBC Standard Bank plc	7/27/26	609	—
USD	24,045	UGX	88,124,000	Standard Chartered Bank	7/28/26	1,071	—
KZT	718,534,000	USD	1,347,952	Deutsche Bank AG	7/29/26	152,942	—
EUR	37,427	ISK	5,445,560	Bank of America, N.A.	7/30/26	45	—
KZT	7,578,000	USD	13,170	Deutsche Bank AG	8/7/26	2,609	—
KZT	7,327,000	USD	12,727	Deutsche Bank AG	8/10/26	2,513	—
KZT	113,618,776	USD	216,520	Deutsche Bank AG	9/14/26	16,926	—
KZT	96,781,504	USD	185,121	Deutsche Bank AG	9/14/26	13,730	—
USD	44,987	EGP	2,697,000	Deutsche Bank AG	9/15/26	—	(2,473)
KZT	113,142,432	USD	216,520	Deutsche Bank AG	9/16/26	15,786	—
KZT	56,479,195	USD	108,260	Deutsche Bank AG	9/16/26	7,704	—
MNT	24,656,700	USD	6,438	JPMorgan Chase Bank, N.A.	9/28/26	305	—
MNT	25,405,000	USD	6,621	JPMorgan Chase Bank, N.A.	10/5/26	320	—
AMD	160,895,000	USD	404,259	ICBC Standard Bank plc	10/7/26	22,619	—
RUB	10,253,000	USD	127,987	Deutsche Bank AG	10/14/26	765	—
AMD	1,016,711,000	USD	2,661,547	ICBC Standard Bank plc	10/15/26	33,740	—
AMD	167,489,000	USD	438,453	ICBC Standard Bank plc	10/15/26	5,558	—
KZT	14,889,000	USD	24,378	Deutsche Bank AG	10/15/26	5,886	—
USD	24,045	UGX	88,725,000	Standard Chartered Bank	10/20/26	1,352	—
USD	22,756	UGX	86,560,932	Standard Chartered Bank	10/20/26	617	—
USD	24,045	UGX	89,446,000	Standard Chartered Bank	10/21/26	1,173	—
20
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	14,743,000	USD	24,189	Deutsche Bank AG	10/23/26	$ 5,697	$ —
USD	24,045	UGX	89,326,000	Standard Chartered Bank	10/23/26	1,214	—
KZT	22,541,000	USD	37,252	Deutsche Bank AG	10/27/26	8,378	—
KZT	7,522,176	USD	12,727	Deutsche Bank AG	11/3/26	2,464	—
USD	48,089	UGX	179,133,000	Standard Chartered Bank	11/3/26	2,418	—
USD	12,022	UGX	44,783,000	Standard Chartered Bank	11/6/26	612	—
ZMW	300,000	USD	12,361	Societe Generale	11/6/26	3,437	—
USD	24,045	UGX	89,807,000	Standard Chartered Bank	11/10/26	1,185	—
USD	24,045	UGX	89,855,000	Standard Chartered Bank	11/10/26	1,173	—
USD	24,045	UGX	90,288,000	Standard Chartered Bank	11/12/26	1,074	—
USD	12,022	UGX	45,805,000	Standard Chartered Bank	11/13/26	372	—
USD	24,045	UGX	93,774,000	Bank of America, N.A.	11/16/26	210	—
TRY	9,587,184	USD	173,478	Standard Chartered Bank	11/19/26	3,206	—
USD	174,692	TRY	9,587,184	Standard Chartered Bank	11/19/26	—	(1,992)
KZT	58,325,026	USD	108,260	Deutsche Bank AG	12/14/26	7,958	—
KZT	56,295,153	USD	104,299	Deutsche Bank AG	12/14/26	7,875	—
KZT	49,013,706	USD	91,078	Deutsche Bank AG	12/14/26	6,586	—
NGN	141,924,000	USD	95,658	JPMorgan Chase Bank, N.A.	12/16/26	404	—
KZT	83,223,507	USD	156,582	Deutsche Bank AG	12/17/26	9,088	—
RUB	13,793,000	USD	166,899	ICBC Standard Bank plc	1/13/27	416	—
NGN	13,858,000	USD	8,634	Standard Chartered Bank	1/21/27	652	—
KWD	195,000	USD	640,604	Standard Chartered Bank	3/3/27	—	(2,648)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	7,734	—
KZT	47,004,000	USD	84,998	Deutsche Bank AG	3/11/27	6,132	—
UZS	2,528,426,000	USD	193,231	Deutsche Bank AG	3/11/27	5,584	—
UZS	1,263,247,000	USD	96,615	Deutsche Bank AG	3/11/27	2,716	—
UZS	1,265,662,000	USD	96,615	Deutsche Bank AG	3/12/27	2,887	—
UZS	1,263,247,000	USD	96,615	Deutsche Bank AG	3/12/27	2,698	—
NGN	175,692,000	USD	115,587	JPMorgan Chase Bank, N.A.	3/15/27	370	—
UZS	1,842,208,144	USD	141,328	Deutsche Bank AG	3/17/27	3,368	—
UZS	920,397,433	USD	70,664	Deutsche Bank AG	3/17/27	1,628	—
UZS	681,384,000	USD	52,273	Deutsche Bank AG	3/17/27	1,246	—
UZS	185,760,000	USD	14,262	Deutsche Bank AG	3/17/27	329	—
UZS	154,671,000	USD	11,875	Deutsche Bank AG	3/17/27	274	—
UZS	1,845,741,340	USD	141,328	Deutsche Bank AG	3/18/27	3,619	—
UZS	922,870,670	USD	70,664	Deutsche Bank AG	3/18/27	1,809	—
UZS	805,620,000	USD	61,686	Deutsche Bank AG	3/18/27	1,579	—
UZS	402,810,000	USD	30,843	Deutsche Bank AG	3/18/27	790	—
UZS	1,275,666,784	USD	97,305	Deutsche Bank AG	3/19/27	2,855	—
RUB	28,723,000	USD	333,801	ICBC Standard Bank plc	4/13/27	6,818	—
						$3,282,754	$(1,001,467)
21
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	6/8/26	$(135,498)	$2,148
					$2,148
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	6/5/26/ 6/5/29	$7,755
				$7,755
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GEL	– Georgian Lari

GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
22
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International Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SEK	– Swedish Krona

SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

23
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $194,592,919)	$196,073,235
Affiliated investments, at value (identified cost $35,697,797)	35,697,797
Cash	4,519,348
Deposits for derivatives collateral:
Centrally cleared derivatives	1,551,125
OTC derivatives	1,500,000
Foreign currency, at value (identified cost $2,383,872)	2,387,213
Interest receivable	1,654,744
Dividends receivable from affiliated investments	84,462
Receivable for investments sold	917,843
Receivable for variation margin on open futures contracts	2,098
Receivable for open forward foreign currency exchange contracts	3,282,754
Receivable for open swap contracts	7,755
Trustees' deferred compensation plan	44,660
Total assets	$247,723,034
Liabilities
Cash collateral due to broker	$1,500,000
Written options outstanding, at value (premiums received $45,460)	15,709
Payable for investments purchased	1,233,242
Payable for variation margin on open centrally cleared derivatives	34,221
Payable for open forward foreign currency exchange contracts	1,001,467
Payable to affiliates:
Investment adviser fee	93,933
Trustees' fees	235
Trustees' deferred compensation plan	44,660
Other	13,145
Accrued expenses	131,191
Total liabilities	$4,067,803
Net Assets applicable to investors' interest in Portfolio	$243,655,231
24
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$347,293
Interest income (net of foreign taxes withheld of $50,084)	5,287,294
Total investment income	$5,634,587
Expenses
Investment adviser fee	$414,724
Trustees’ fees and expenses	5,591
Custodian fee	118,998
Legal and accounting services	57,840
Interest expense and fees	8,730
Miscellaneous	5,746
Total expenses	$611,629
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$32,993
Total expense reductions	$32,993
Net expenses	$578,636
Net investment income	$5,055,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(373,835)
Written options	15,303
Futures contracts	(7)
Swap contracts	(68,586)
Foreign currency transactions	(213,669)
Forward foreign currency exchange contracts	1,981,623
Net realized gain	$1,340,829
Change in unrealized appreciation (depreciation):
Investments	$1,320,790
Written options	28,776
Futures contracts	2,759
Swap contracts	(6,695)
Foreign currency	25,572
Forward foreign currency exchange contracts	2,056,243
Net change in unrealized appreciation (depreciation)	$3,427,445
Net realized and unrealized gain	$4,768,274
Net increase in net assets from operations	$9,824,225
25
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,055,951	$2,223,393
Net realized gain	1,340,829	440,088
Net change in unrealized appreciation (depreciation)	3,427,445	757,467
Net increase in net assets from operations	$9,824,225	$3,420,948
Capital transactions:
Contributions	$197,378,745	$15,792,596
Withdrawals	(3,385,082)	(10,671,658)
Net increase in net assets from capital transactions	$193,993,663	$5,120,938
Net increase in net assets	$203,817,888	$8,541,886
Net Assets
At beginning of period	$39,837,343	$31,295,457
At end of period	$243,655,231	$39,837,343
26
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.73%(2)(3)	1.96%(3)	1.80%(3)	1.28%(3)	1.12%(3)	0.90%(3)
Net expenses	0.69%(2)(3)(4)	0.84%(3)(4)	1.00%(3)(4)	0.72%(3)(4)	0.72%(3)(4)	0.71%(3)
Net investment income	6.05%(2)	6.57%	5.62%	4.66%	3.13%	1.86%
Portfolio Turnover	19%(5)	209%(6)	227%(6)	230%(6)	159%(6)	102%(6)
Total Return	6.09%(5)	10.82%	9.35%	6.86%	(18.54)%	(0.08)%
Net assets, end of period (000’s omitted)	$243,655	$39,837	$31,295	$36,028	$28,555	$58,102
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
27
See Notes to Financial Statements.

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Strategic Income Fund and Eaton Vance Diversified Currency Income Fund held an interest of 76.0% and 24.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in
28

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine
29

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
M  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
N  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $414,724 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $19,286 of the Portfolio’s operating expenses for the six months ended April 30, 2026.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $13,707 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
30

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$34,466,191	$4,978,292
U.S. Government and Agency Securities	—	8,115
	$34,466,191	$4,986,407
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$230,386,526
Gross unrealized appreciation	$4,851,305
Gross unrealized depreciation	(1,303,921)
Net unrealized appreciation	$3,547,384
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $1,017,176. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $110,857 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or
31

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$88,371	$ —	$88,371
Not applicable	289,953(1)	2,148(1)	292,101
Receivable for open forward foreign currency exchange contracts	3,282,754	—	3,282,754
Receivable for open swap contracts	—	7,755	7,755
Total Asset Derivatives	$3,661,078	$9,903	$3,670,981
Derivatives not subject to master netting or similar agreements	$289,953	$2,148	$292,101
Total Asset Derivatives subject to master netting or similar agreements	$3,371,125	$7,755	$3,378,880
Written options, at value	$(15,709)	$ —	$(15,709)
Not applicable	(402,556)(1)	—	(402,556)
Payable for open forward foreign currency exchange contracts	(1,001,467)	—	(1,001,467)
Total Liability Derivatives	$(1,419,732)	$ —	$(1,419,732)
Derivatives not subject to master netting or similar agreements	$(402,556)	$ —	$(402,556)
Total Liability Derivatives subject to master netting or similar agreements	$(1,017,176)	$ —	$(1,017,176)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
32

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$15,876	$(15,876)	$ —	$ —	$ —
Barclays Bank PLC	106,133	(77,930)	—	—	28,203
BNP Paribas	38,636	—	—	—	38,636
Citibank, N.A.	220,916	(52,787)	(109,845)	—	58,284
Deutsche Bank AG	1,456,969	(104,091)	—	(1,240,000)	112,878
Goldman Sachs International	38,406	(38,406)	—	—	—
HSBC Bank USA, N.A.	25,236	(15,109)	—	—	10,127
ICBC Standard Bank plc	319,784	(24,293)	—	(260,000)	35,491
JPMorgan Chase Bank, N.A.	682,964	(295,415)	(387,549)	—	—
Societe Generale	5,376	(5,376)	—	—	—
Standard Chartered Bank	437,374	(205,813)	—	—	231,561
State Street Bank and Trust Company	10,490	—	—	—	10,490
UBS AG	20,720	(4,366)	—	—	16,354
	$3,378,880	$(839,462)	$(497,394)	$(1,500,000)	$542,024

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(61,121)	$15,876	$ —	$ —	$(45,245)
Barclays Bank PLC	(77,930)	77,930	—	—	—
Citibank, N.A.	(52,787)	52,787	—	—	—
Deutsche Bank AG	(104,091)	104,091	—	—	—
Goldman Sachs International	(115,842)	38,406	77,436	—	—
HSBC Bank USA, N.A.	(15,109)	15,109	—	—	—
ICBC Standard Bank plc	(24,293)	24,293	—	—	—
JPMorgan Chase Bank, N.A.	(295,415)	295,415	—	—	—
Societe Generale	(60,409)	5,376	—	—	(55,033)
Standard Chartered Bank	(205,813)	205,813	—	—	—
UBS AG	(4,366)	4,366	—	—	—
	$(1,017,176)	$839,462	$77,436	$—	$(100,278)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
33

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$10,962	$ —	$10,962
Written options	15,303	—	15,303
Futures contracts	—	(7)	(7)
Swap contracts	—	(68,586)	(68,586)
Forward foreign currency exchange contracts	1,981,623	—	1,981,623
Total	$2,007,888	$(68,593)	$1,939,295
Change in unrealized appreciation (depreciation):
Investments(1)	$(9,527)	$ —	$(9,527)
Written options	28,776	—	28,776
Futures contracts	—	2,759	2,759
Swap contracts	—	(6,695)	(6,695)
Forward foreign currency exchange contracts	2,056,243	—	2,056,243
Total	$2,075,492	$(3,936)	$2,071,556
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$137,000	$121,662,000	$6,308,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $12,207,000 and $557,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
34

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $35,697,797, which represents 14.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$815,625	$207,209,454	$(172,327,282)	$ —	$ —	$35,697,797	$347,293	35,697,797
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 1,429,686	$ —	$ 1,429,686
Sovereign Government Bonds	—	70,860,790	—	70,860,790
U.S. Government Agency Mortgage-Backed Securities	—	52,771	—	52,771
Short-Term Investments:
Affiliated Fund	35,697,797	—	—	35,697,797
Sovereign Government Securities	—	27,055,361	—	27,055,361
U.S. Treasury Obligations	—	96,586,256	—	96,586,256
Purchased Currency Options	—	88,371	—	88,371
Total Investments	$35,697,797	$196,073,235	$—	$231,771,032
Forward Foreign Currency Exchange Contracts	$ —	$ 3,572,707	$ —	$ 3,572,707
Futures Contracts	2,148	—	—	2,148
Swap Contracts	—	7,755	—	7,755
Total	$35,699,945	$199,653,697	$—	$235,353,642
Liability Description
Written Currency Options	$ —	$ (15,709)	$ —	$ (15,709)
Forward Foreign Currency Exchange Contracts	—	(1,404,023)	—	(1,404,023)
Total	$ —	$ (1,419,732)	$ —	$ (1,419,732)
35

International Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
36

EAIIX-NCSR    4.30.26

Eaton Vance
Short Duration Government Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Short Duration Government Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 53.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$86	$ 87,691
Series 3866, Class DF, 5.204%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	952,805
Series 4102, Class DF, 4.918%, (30-day SOFR Average + 1.264%), 9/15/42(1)	271	270,516
Series 4159, Class FP, 4.668%, (30-day SOFR Average + 1.014%), 11/15/42(1)	611	593,857
Series 4180, Class KF, 4.768%, (30-day SOFR Average + 1.114%), 1/15/43(1)	3,093	3,034,142
Series 4204, Class AF, 4.768%, (30-day SOFR Average + 1.114%), 5/15/43(1)	540	523,415
Series 4223, Class NF, 4.718%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,690,146
Series 4299, Class JG, 2.50%, 7/15/43	308	300,402
Series 4389, Class CA, 3.00%, 9/15/44	1,067	970,079
Series 4619, Class KF, 4.518%, (30-day SOFR Average + 0.864%), 6/15/39(1)	710	680,095
Series 4678, Class PC, 3.00%, 1/15/46	991	942,099
Series 4995, Class ZN, 2.50%, 7/25/50	1,109	618,457
Series 5031, Class Z, 2.50%, 10/25/50	9	4,159
Series 5037, Class ZQ, 2.00%, 11/25/50	819	405,182
Series 5038, Class Z, 2.50%, 10/25/50	4	1,861
Series 5039, Class ZJ, 2.00%, 11/25/50	376	169,555
Series 5058, Class Z, 2.00%, 1/25/51	750	351,746
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	2,866,049
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	4,009,506
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	3,632,758
Series 5093, Class Z, 3.00%, 1/25/51	1	599
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,288
Series 5101, Class EZ, 2.00%, 3/25/51	2,148	1,252,050
Series 5104, Class WZ, 3.00%, 4/25/51	979	617,029
Series 5114, Class ZH, 3.00%, 5/25/51	478	266,409
Series 5123, Class JZ, 2.00%, 7/25/51	820	407,633
Series 5129, Class HZ, 1.25%, 4/25/50	1,689	692,366
Series 5129, Class WZ, 3.00%, 8/25/50	1	604
Series 5129, Class ZE, 3.00%, 9/25/50	224	124,821
Series 5129, Class ZH, 3.00%, 7/25/50	1	635
Series 5129, Class ZW, 3.00%, 8/25/50	1	424
Series 5159, Class MZ, 3.00%, 11/25/51	1,092	682,718
Series 5160, Class ZW, 3.00%, 8/25/50	2,916	2,141,969
Series 5169, Class JZ, 3.00%, 1/25/49	413	196,409
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,160,482
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,578,436
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5343, Class CS, 8.565%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(2)	$2,678	$ 2,760,111
Series 5418, Class FC, 5.045%, (30-day SOFR Average + 1.40%), 6/25/54(1)	23,592	23,791,940
Series 5445, Class BT, 0.125%, 8/25/54	4,197	3,336,684
Series 5461, Class Z, 6.50%, 10/25/54	2,105	2,080,161
Series 5478, Class SG, 7.491%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,181	5,184,601
Series 5489, Class S, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,443	4,519,579
Series 5500, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	10,045	10,868,366
Series 5502, Class FD, 5.245%, (30-day SOFR Average + 1.60%), 2/25/55(1)	32,332	32,730,759
Series 5506, Class Z, 5.50%, 2/25/55	6,071	5,926,459
Series 5508, Class AS, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	9,727	10,579,956
Series 5508, Class DS, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,143	3,448,374
Series 5508, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	7,479	8,152,980
Series 5511, Class LT, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(1)	2,262	2,304,936
Series 5511, Class TE, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(1)	1,594	1,633,758
Series 5513, Class MQ, 7.595%, (30-day SOFR Average + 3.95%), 6/25/54(1)	6,732	6,818,191
Series 5516, Class HZ, 6.00%, 3/25/55	12,868	13,272,308
Series 5516, Class MC, 6.945%, (30-day SOFR Average + 3.30%), 3/25/55(1)	5,559	5,631,276
Series 5517, Class NA, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(1)	5,830	5,968,619
Series 5517, Class NT, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(1)	4,928	5,116,319
Series 5523, Class ZC, 6.50%, 11/25/53	26	26,544
Series 5529, Class MA, 7.445%, (30-day SOFR Average + 3.80%), 3/25/55(1)	2,043	2,074,920
Series 5549, Class JF, 5.195%, (30-day SOFR Average + 1.55%), 6/25/55(1)	59,143	59,975,539
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(2)	4,571	4,708,426
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(2)	6,386	6,594,851
Series 5585, Class KZ, 6.00%, 10/25/55	3,307	3,299,930
Series 5594, Class Z, 6.00%, 11/25/53	3,248	3,215,462
Series 5596, Class FD, 4.945%, (30-day SOFR Average + 1.30%), 11/25/55(1)(3)	59,152	59,449,027
Series 5604, Class SQ, 10.477%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(2)	5,676	5,989,324
Series 5617, Class EZ, 6.00%, 1/25/56	7,510	7,482,509
Series 5617, Class MZ, 6.00%, 1/25/56	6,851	6,821,540
Series 5620, Class Z, 6.00%, 11/25/55	2,716	2,705,417

1
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5628, Class Z, 6.00%, 6/25/55	$6,215	$ 6,188,780
Series 5637, Class Z, 6.00%, 6/25/55	13,942	13,861,073
Series 5639, Class MZ, 6.00%, 3/25/56	7,756	7,714,742
Series 5644, Class SE, 9.184%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(2)	1,983	2,111,197
Series 5645, Class ZH, 6.00%, 11/25/53	6,237	6,227,456
Series 5659, Class SD, 8.554%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(2)	6,000	6,358,121
Series 5660, Class SC, 8.531%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(2)	5,000	5,331,034
Series 5662, Class SA, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(2)	12,000	12,541,240
Interest Only:(4)
Series 354, Class C11, 3.50%, 7/15/46	6,475	1,162,548
Series 354, Class C15, 3.50%, 11/15/46	6,302	1,173,625
Series 362, Class C11, 4.00%, 12/15/47	3,123	654,176
Series 362, Class C12, 4.00%, 12/15/47	6,393	1,274,952
Series 362, Class C7, 3.50%, 9/15/47	10,701	2,034,199
Series 380, Class C5, 3.50%, 1/25/50	7,572	1,487,050
Series 3030, Class SL, 2.346%, (5.986% - 30-day SOFR Average), 9/15/35(2)	562	33,099
Series 3114, Class TS, 2.896%, (6.536% - 30-day SOFR Average), 9/15/30(2)	361	9,894
Series 3339, Class JI, 2.836%, (6.476% - 30-day SOFR Average), 7/15/37(2)	480	34,058
Series 4094, Class CS, 2.246%, (5.886% - 30-day SOFR Average), 8/15/42(2)	345	33,126
Series 4109, Class SA, 2.446%, (6.086% - 30-day SOFR Average), 9/15/32(2)	562	29,336
Series 4497, Class CS, 2.446%, (6.086% - 30-day SOFR Average), 9/15/44(2)	84	2,034
Series 4507, Class EI, 4.00%, 8/15/44	1,564	151,050
Series 4507, Class MI, 3.50%, 8/15/44	88	2,077
Series 4549, Class DS, 2.146%, (5.786% - 30-day SOFR Average), 8/15/45(2)	471	25,512
Series 4601, Class IN, 3.50%, 7/15/46	10,456	1,910,931
Series 4625, Class BI, 3.50%, 6/15/46	2,058	359,460
Series 4637, Class IP, 3.50%, 4/15/44	13	46
Series 4749, Class IL, 4.00%, 12/15/47	724	148,416
Series 4768, Class IO, 4.00%, 3/15/48	836	170,837
Series 4768, Class KI, 4.00%, 11/15/47	1,464	292,006
Series 4772, Class PI, 4.00%, 1/15/48	908	181,695
Series 4791, Class SA, 2.446%, (6.086% - 30-day SOFR Average), 5/15/48(2)	3,529	401,929
Series 4796, Class AS, 2.446%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,235	254,481
Series 4808, Class IB, 4.00%, 5/15/48	3,513	732,272
Series 4966, Class SY, 2.29%, (5.936% - 30-day SOFR Average), 4/25/50(2)	3,380	407,345
Series 5008, Class IE, 2.00%, 9/25/50	28,965	3,574,594
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class I, 2.00%, 9/25/50	$25,649	$ 3,181,470
Series 5010, Class IB, 2.00%, 9/25/50	37,795	4,664,322
Series 5010, Class IN, 2.00%, 9/25/50	42,798	5,271,842
Series 5010, Class NI, 2.00%, 9/25/50	12,677	1,557,734
Series 5016, Class UI, 2.00%, 9/25/50	12,094	1,492,583
Series 5017, Class DI, 2.00%, 9/25/50	25,052	3,091,779
Series 5019, Class CI, 2.00%, 10/25/50	20,535	2,569,922
Series 5020, Class CI, 2.00%, 9/25/50	5,053	608,038
Series 5024, Class CI, 2.00%, 10/25/50	50,717	6,241,901
Series 5025, Class GI, 2.00%, 10/25/50	8,897	1,113,976
Series 5028, Class TI, 2.00%, 10/25/50	10,640	975,183
Series 5038, Class DI, 2.00%, 11/25/50	62,442	7,668,544
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	25,939	608,230
Series 5156, Class IP, 3.00%, 12/25/49	19,494	3,036,908
Series 5191, Class IB, 2.50%, 2/25/51	42,165	6,736,540
Principal Only:(5)
Series 213, Class PO, 0.00%, 6/1/31	441	404,601
Series 239, Class PO, 0.00%, 8/15/36	343	276,789
Series 246, Class PO, 0.00%, 5/15/37	809	671,223
Series 3072, Class WO, 0.00%, 11/15/35	263	223,427
Series 3342, Class KO, 0.00%, 7/15/37	114	96,561
Series 3476, Class PO, 0.00%, 7/15/38	114	88,494
Series 3862, Class PO, 0.00%, 5/15/41	315	252,609
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,751,527
Federal National Mortgage Association:
Series G97-4, Class FA, 4.554%, (30-day SOFR Average + 0.914%), 6/17/27(1)	7	6,918
Series 2009-48, Class WA, 5.771%, 7/25/39(6)	89	90,926
Series 2009-62, Class WA, 5.59%, 8/25/39(6)	120	120,745
Series 2010-112, Class DZ, 4.00%, 10/25/40	236	226,701
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	91	89,329
Series 2012-103, Class ZP, 3.00%, 9/25/42	870	683,901
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	343,770
Series 2012-128, Class WS, 0.24%, (3.886% - 30-day SOFR Average), 11/25/42(2)	547	372,594
Series 2012-134, Class ZT, 2.00%, 12/25/42	875	634,668
Series 2013-52, Class GA, 1.00%, 6/25/43	492	427,967
Series 2013-58, Class SC, 0.361%, (5.828% - 30-day SOFR Average x 1.50), 6/25/43(2)	2,651	1,549,324
Series 2013-67, Class NF, 4.76%, (30-day SOFR Average + 1.114%), 7/25/43(1)	631	616,170
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	704,912

2
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2015-74, Class SL, 0.141%, (2.282% - 30-day SOFR Average x 0.587), 10/25/45(2)	$1,883	$ 1,183,310
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,057,921
Series 2017-15, Class LE, 3.00%, 6/25/46	60	59,113
Series 2017-56, Class KF, 4.768%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	547,795
Series 2017-56, Class KS, 1.232%, (4.886% - 30-day SOFR Average), 7/25/47(2)	314	151,569
Series 2019-1, Class FA, 4.36%, (30-day SOFR Average + 0.714%), 2/25/49(1)	4,592	4,554,105
Series 2020-63, Class ZN, 3.00%, 9/25/50	333	190,718
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,482	742,851
Series 2020-95, Class BZ, 2.50%, 1/25/51	340	165,236
Series 2020-96, Class EZ, 2.50%, 1/25/51	699	348,291
Series 2020-96, Class KZ, 2.50%, 1/25/51	333	165,863
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,128	597,259
Series 2021-11, Class KZ, 3.00%, 6/25/50	593	373,841
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,441	1,570,954
Series 2021-45, Class DZ, 3.00%, 7/25/51	408	228,974
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,307	708,471
Series 2021-55, Class ZN, 2.50%, 8/25/51	377	199,648
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,557	859,667
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,458,214
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,400,151
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	23,966,897
Series 2023-61, Class BL, 6.00%, 12/25/53	4,875	4,990,080
Series 2024-21, Class GZ, 6.00%, 5/25/54	7,393	7,474,356
Series 2024-82, Class CF, 4.995%, (30-day SOFR Average + 1.35%), 11/25/54(1)	46,911	47,229,100
Series 2024-86, Class FC, 5.045%, (30-day SOFR Average + 1.40%), 12/25/54(1)	8,981	9,058,096
Series 2024-92, Class JM, 7.595%, (30-day SOFR Average + 3.95%), 12/25/54(1)	3,052	3,168,321
Series 2024-98, Class S, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,757	4,839,025
Series 2024-102, Class SA, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	6,859	6,996,550
Series 2024-105, Class KT, 0.125%, 1/25/55	8,168	6,832,380
Series 2025-2, Class BZ, 6.00%, 7/25/54	16,165	16,657,310
Series 2025-10, Class AS, 10.215%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	2,794	3,031,397
Series 2025-12, Class FM, 7.645%, (30-day SOFR Average + 4.00%), 3/25/55(1)	4,375	4,494,900
Series 2025-15, Class FM, 7.495%, (30-day SOFR Average + 3.85%), 4/25/55(1)	4,609	4,745,138
Series 2025-16, Class NA, 6.795%, (30-day SOFR Average + 3.15%), 1/25/55(1)	8,312	8,302,442
Series 2025-29, Class MH, 7.695%, (30-day SOFR Average + 4.05%), 2/25/55(1)	3,731	3,827,203
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-35, Class FE, 5.095%, (30-day SOFR Average + 1.45%), 5/25/55(1)	$34,853	$ 35,235,241
Series 2025-35, Class MT, 8.645%, (30-day SOFR Average + 5.00%), 5/25/55(1)	6,971	7,194,533
Series 2025-40, Class SZ, 6.00%, 10/25/54	3,758	3,753,880
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(2)	7,986	7,888,260
Series 2025-89, Class UZ, 6.00%, 10/25/55	4,353	4,343,457
Series 2025-89, Class ZU, 6.00%, 10/25/55	7,298	7,288,698
Series 2025-91, Class UZ, 6.00%, 10/25/55	2,591	2,583,067
Series 2025-102, Class ZN, 6.00%, 12/25/55	6,243	6,203,741
Series 2026-1, Class Z, 6.00%, 12/25/54	5,536	5,522,726
Series 2026-34, Class SA, 7.912%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(2)	4,000	4,142,117
Interest Only:(4)
Series 2004-60, Class SW, 3.29%, (6.936% - 30-day SOFR Average), 4/25/34(2)	48	731
Series 2005-68, Class XI, 6.00%, 8/25/35	659	82,750
Series 2006-65, Class PS, 3.46%, (7.106% - 30-day SOFR Average), 7/25/36(2)	418	41,464
Series 2007-99, Class SD, 2.64%, (6.286% - 30-day SOFR Average), 10/25/37(2)	636	42,643
Series 2007-102, Class ST, 2.68%, (6.326% - 30-day SOFR Average), 11/25/37(2)	298	17,794
Series 2011-59, Class IW, 6.00%, 7/25/41	441	60,208
Series 2012-147, Class SA, 2.34%, (5.986% - 30-day SOFR Average), 1/25/43(2)	521	49,391
Series 2014-41, Class SA, 2.29%, (5.936% - 30-day SOFR Average), 7/25/44(2)	550	70,050
Series 2014-55, Class IL, 3.50%, 9/25/44	464	85,667
Series 2014-55, Class IN, 3.50%, 7/25/44	418	75,454
Series 2014-89, Class IO, 3.50%, 1/25/45	663	122,094
Series 2015-22, Class GI, 3.50%, 4/25/45	188	33,357
Series 2015-31, Class SG, 2.34%, (5.986% - 30-day SOFR Average), 5/25/45(2)	662	92,087
Series 2015-36, Class IL, 3.00%, 6/25/45	648	90,338
Series 2016-61, Class DI, 3.00%, 4/25/46	514	54,543
Series 2018-21, Class IO, 3.00%, 4/25/48	3,129	506,585
Series 2018-42, Class IA, 3.50%, 6/25/47	642	82,254
Series 2019-1, Class SA, 1.64%, (5.286% - 30-day SOFR Average), 2/25/49(2)	3,210	173,783
Series 2020-23, Class SP, 2.29%, (5.936% - 30-day SOFR Average), 2/25/50(2)	9,806	1,189,204
Series 2020-45, Class HI, 2.50%, 7/25/50	5,247	766,903
Series 2020-73, Class NI, 2.00%, 10/25/50	5,509	690,785
Series 2020-89, Class PI, 2.50%, 12/25/50	11,107	1,785,011
Series 2020-94, Class DI, 2.00%, 1/25/51	13,183	1,732,253
Series 2021-3, Class KI, 2.50%, 2/25/51	23,141	3,407,916
Series 2021-3, Class LI, 2.50%, 2/25/51	21,776	3,142,566
Series 2021-10, Class EI, 2.00%, 3/25/51	10,471	1,406,559

3
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-34, Class QI, 3.00%, 6/25/51	$33,582	$ 5,990,792
Series 2021-73, Class AI, 2.50%, 6/25/49	6,652	911,779
Series 2021-94, Class CI, 3.00%, 1/25/52	8,560	1,423,320
Series 2022-6, Class IO, 2.50%, 7/25/51	26,381	4,218,724
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	726	603,879
Series 380, Class 1, 0.00%, 7/25/37	177	148,512
Series 2007-17, Class PO, 0.00%, 3/25/37	149	119,027
Series 2009-82, Class PO, 0.00%, 10/25/39	330	264,636
Series 2012-5, Class PO, 0.00%, 12/25/39	227	187,829
Series 2012-61, Class PO, 0.00%, 8/25/37	947	794,369
Series 2014-9, Class DO, 0.00%, 2/25/43	7,103	5,830,605
Series 2014-17, Class PO, 0.00%, 4/25/44	813	590,482
Government National Mortgage Association:
Series 2012-77, Class MT, 4.169%, (1 mo. SOFR + 0.504%), 5/16/41(1)	227	224,491
Series 2015-144, Class KB, 3.00%, 8/20/44	478	440,042
Series 2016-168, Class JF, 4.779%, (1 mo. SOFR + 1.114%), 11/20/46(1)	128	111,818
Series 2017-121, Class DF, 4.276%, (1 mo. SOFR + 0.614%), 8/20/47(1)	2,366	2,274,279
Series 2017-137, Class AF, 4.276%, (1 mo. SOFR + 0.614%), 9/20/47(1)	1,043	1,002,326
Series 2020-76, Class ZL, 2.75%, 5/20/50	334	130,713
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,710	1,029,023
Series 2021-49, Class VZ, 2.50%, 3/20/51	22	10,472
Series 2021-77, Class ZG, 3.00%, 7/20/50	382	217,859
Series 2021-86, Class ZJ, 1.50%, 5/20/51	295	115,225
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,543	793,207
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,598	1,660,698
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,228	1,337,565
Series 2021-121, Class ZE, 2.50%, 7/20/51	135	65,091
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,807	1,861,857
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,324	835,504
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,434	837,076
Series 2021-194, Class HZ, 3.00%, 11/20/51	10,042	7,268,114
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,243	5,849,142
Series 2021-214, Class LZ, 3.00%, 12/20/51	11,223	8,079,932
Series 2022-31, Class ZD, 3.00%, 2/20/52	856	475,509
Series 2022-175, Class SB, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(2)	1,085	1,113,327
Series 2022-189, Class US, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	8,231	8,892,892
Series 2022-195, Class AS, 9.657%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	2,624	2,894,362
Series 2022-197, Class SW, 7.584%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	3,625	3,710,647
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-208, Class YF, 4.64%, (30-day SOFR Average + 1.00%), 12/20/52(1)	$15,339	$ 15,393,755
Series 2022-211, Class HF, 4.64%, (30-day SOFR Average + 1.00%), 12/20/52(1)(3)	61,357	61,454,740
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,392,786
Series 2023-53, Class SE, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	8,306	8,819,889
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,343,970
Series 2023-63, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,965	4,207,713
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,219,272
Series 2023-65, Class G, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	8,267	8,874,699
Series 2023-65, Class SB, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,264	2,378,970
Series 2023-65, Class SD, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,885	2,016,972
Series 2023-66, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,485	2,633,782
Series 2023-66, Class SD, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	994	1,053,513
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	18,993,158
Series 2023-83, Class GS, 10.855%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	4,234	4,690,793
Series 2023-83, Class S, 9.109%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	2,264	2,396,123
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,743,520
Series 2023-84, Class SN, 9.028%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	2,988	3,149,956
Series 2023-89, Class SD, 8.836%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	3,242	3,371,852
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,169,853
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,669,787
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,391,941
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,361,230
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,147,920
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	18,065,883
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,929,885
Series 2023-165, Class DY, 6.00%, 11/20/53	19,934	20,470,884
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	22,878,901
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,216,035
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	15,239,585
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	17,629,476
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,050,786
Series 2024-148, Class GB, 6.00%, 9/20/54	11,426	11,718,470
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,310,692
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,050,065
Series 2025-39, Class CM, 7.54%, (30-day SOFR Average + 3.90%), 3/20/55(1)	5,720	5,808,105

4
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-39, Class YM, 7.39%, (30-day SOFR Average + 3.75%), 3/20/55(1)	$1,907	$ 1,901,157
Series 2025-41, Class MT, 6.574%, (30-day SOFR Average + 2.933%), 3/20/65(1)	7,949	8,051,613
Series 2025-41, Class NT, 6.574%, (30-day SOFR Average + 2.933%), 3/20/55(1)	9,878	9,962,740
Series 2025-62, Class FM, 7.84%, (30-day SOFR Average + 4.20%), 4/20/55(1)	2,867	2,935,134
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(2)	6,935	7,059,276
Series 2025-64, Class FM, 7.90%, (30-day SOFR Average + 4.26%), 4/20/55(1)	5,998	6,151,526
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(2)	4,932	5,083,464
Series 2025-82, Class FL, 8.14%, (30-day SOFR Average + 4.50%), 5/20/55(1)	2,669	2,725,330
Series 2025-83, Class JM, 8.76%, (30-day SOFR Average + 5.12%), 5/20/55(1)	5,445	5,772,471
Series 2025-83, Class MU, 7.94%, (30-day SOFR Average + 4.30%), 4/20/55(1)	2,471	2,513,208
Series 2025-90, Class MB, 7.94%, (30-day SOFR Average + 4.30%), 5/20/55(1)	4,942	5,026,415
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	11,956	12,495,949
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	5,626	5,808,247
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(2)	1,407	1,462,016
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	8,276	8,561,497
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	3,516	3,663,553
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	5,626	5,852,364
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(2)	9,200	9,580,638
Series 2025-134, Class MC, 10.34%, (30-day SOFR Average + 6.70%), 6/20/55(1)	1,910	1,960,014
Series 2025-139, Class MT, 6.94%, (30-day SOFR Average + 3.30%), 4/20/55(1)	7,900	8,033,327
Series 2025-155, Class DZ, 6.00%, 9/20/55	10,925	10,903,700
Series 2025-157, Class ZM, 6.00%, 9/20/55	6,028	6,014,757
Series 2025-160, Class Z, 6.00%, 9/20/55	20,857	20,853,291
Series 2025-169, Class Z, 6.00%, 10/20/55	9,737	9,701,627
Series 2025-171, Class XZ, 6.50%, 10/20/65	1,243	1,241,452
Series 2025-178, Class ZN, 6.00%, 10/20/55	9,786	9,780,374
Series 2025-205, Class SP, 9.954%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(2)	19,749	21,127,134
Series 2025-205, Class ZG, 6.00%, 10/20/55	6,720	6,689,898
Series 2026-2, Class DZ, 6.00%, 1/20/56	5,506	5,502,251
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2026-5, Class QS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(2)	$15,362	$ 16,695,315
Series 2026-28, Class PS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(2)	3,975	4,232,435
Series 2026-28, Class QS, 9.643%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(2)	1,988	2,086,988
Series 2026-28, Class SC, 9.643%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(2)	3,975	4,173,975
Series 2026-44, Class LS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(2)	7,979	8,505,156
Series 2026-47, Class AS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(2)	7,976	8,483,094
Series 2026-47, Class SA, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(2)	14,957	15,938,586
Series 2026-63, Class SW, 9.198%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(2)	6,000	6,435,886
Interest Only:(4)
Series 2014-98, Class IM, 1.014%, 1/20/43(6)	3,418	111,146
Series 2015-151, Class KI, 0.974%, 11/20/42(6)	3,924	110,442
Series 2017-104, Class SD, 2.425%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,682	191,828
Series 2017-121, Class DS, 0.725%, (4.386% - 1 mo. SOFR), 8/20/47(2)	1,924	71,805
Series 2018-127, Class SG, 2.475%, (6.136% - 1 mo. SOFR), 9/20/48(2)	4,492	477,646
Series 2019-27, Class SA, 2.275%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,490	151,515
Series 2019-38, Class SQ, 2.275%, (5.936% - 1 mo. SOFR), 3/20/49(2)	4,682	498,534
Series 2019-43, Class BS, 2.275%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,694	272,110
Series 2020-97, Class MI, 2.50%, 3/20/50	4,269	581,113
Series 2020-116, Class MI, 2.00%, 8/20/50	418	53,043
Series 2020-134, Class IM, 2.50%, 9/20/50	11,903	1,831,344
Series 2020-146, Class IQ, 2.00%, 10/20/50	112,396	13,957,375
Series 2020-146, Class QI, 2.00%, 10/20/50	33,701	4,137,822
Series 2020-151, Class AI, 2.00%, 10/20/50	71,530	9,071,596
Series 2020-162, Class BI, 2.00%, 10/20/50	16,294	2,066,427
Series 2020-167, Class KI, 2.00%, 11/20/50	71,046	8,818,870
Series 2020-167, Class YI, 2.00%, 11/20/50	86,610	11,005,957
Series 2020-173, Class DI, 2.00%, 11/20/50	71,136	9,035,605
Series 2020-176, Class AI, 2.00%, 11/20/50	24,051	3,055,768
Series 2020-176, Class HI, 2.50%, 11/20/50	16,310	2,510,195
Series 2020-181, Class TI, 2.00%, 12/20/50	69,592	8,862,228
Series 2020-185, Class BI, 2.00%, 12/20/50	13,938	1,775,030
Series 2021-9, Class GI, 2.00%, 1/20/51	33,783	4,326,543
Series 2021-15, Class AI, 2.00%, 1/20/51	18,425	2,360,013
Series 2021-23, Class TI, 2.50%, 2/20/51	9,353	1,420,046
Series 2021-30, Class AI, 2.00%, 2/20/51	8,028	1,038,713

5
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-46, Class IM, 2.50%, 3/20/51	$3,802	$ 567,328
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	12,065	63,649
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,432	23,112
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	13,089	309,417
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	8,042	186,405
Series 2021-97, Class IG, 2.50%, 8/20/49	57,016	6,535,138
Series 2021-97, Class QI, 3.00%, 6/20/51	12,780	2,191,363
Series 2021-98, Class EI, 3.00%, 6/20/51	24,896	3,944,763
Series 2021-114, Class MI, 3.00%, 6/20/51	9,332	1,598,969
Series 2021-122, Class NI, 3.00%, 7/20/51	6,404	1,098,020
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	15,779	347,849
Series 2021-131, Class QI, 3.00%, 7/20/51	22,977	2,986,694
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	18,001	37,172
Series 2021-160, Class DI, 3.00%, 9/20/51	23,815	4,091,082
Series 2021-160, Class IT, 2.50%, 9/20/51	32,755	3,594,518
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	35,764	84,067
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	18,040	42,355
Series 2021-193, Class IU, 3.00%, 11/20/49	49,868	7,103,562
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	40,491	250,986
Series 2021-196, Class GI, 3.00%, 11/20/51	24,557	3,993,264
Series 2021-201, Class PI, 3.00%, 11/20/51	19,505	2,211,301
Series 2021-209, Class IW, 3.00%, 11/20/51	12,938	1,728,192
Series 2022-104, Class IO, 2.50%, 6/20/51	20,444	2,920,792
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	155,432	760,496
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	17,270	84,500
Series 2022-126, Class AS, 0.05%, (3.69% - 30-day SOFR Average), 7/20/52(2)	46,350	537,012
Series 2022-126, Class SC, 0.09%, (3.73% - 30-day SOFR Average), 7/20/52(2)	34,540	424,377
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	100,718	612,539
Series 2023-13, Class SA, 1.76%, (5.40% - 30-day SOFR Average), 1/20/53(2)	6,537	261,141
Series 2023-19, Class SD, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,838	659,620
Series 2023-20, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(2)	6,765	450,840
Series 2023-22, Class ES, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,020	601,120
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-22, Class SA, 2.06%, (5.70% - 30-day SOFR Average), 2/20/53(2)	$11,462	$ 550,063
Series 2023-24, Class SB, 1.51%, (5.15% - 30-day SOFR Average), 2/20/53(2)	18,041	652,086
Series 2023-24, Class SG, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,020	601,120
Series 2023-32, Class SA, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(2)	30,443	2,028,780
Series 2023-38, Class LS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(2)	13,396	873,730
Series 2023-47, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(2)	4,465	291,243
Series 2023-47, Class SC, 2.61%, (6.25% - 30-day SOFR Average), 3/20/53(2)	6,729	433,457
Series 2023-53, Class SK, 2.56%, (6.20% - 30-day SOFR Average), 4/20/53(2)	18,426	1,172,068
Series 2023-65, Class BS, 2.51%, (6.15% - 30-day SOFR Average), 5/20/53(2)	18,289	948,956
Series 2024-64, Class EI, 6.50%, 4/20/64	4,124	698,568
Principal Only:(5)
Series 2009-117, Class PO, 0.00%, 12/16/39	537	421,172
Series 2010-88, Class OA, 0.00%, 7/20/40	371	284,508
Series 2015-24, Class KO, 0.00%, 6/20/35	261	239,688
Series 2024-83, Class BO, 0.00%, 6/20/53	5,444	4,507,779
Total Collateralized Mortgage Obligations (identified cost $1,730,157,405)		$1,684,482,552

Government National Mortgage Association Participation Agreements — 2.9%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.399%, 1/1/59(7)	$91,775	$ 92,219,484
Total Government National Mortgage Association Participation Agreements (identified cost $91,775,017)		$ 92,219,484

U.S. Department of Agriculture Loans — 1.7%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$6,000	$ 6,024,774
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	14,655	14,715,448

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans: (continued)
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$18,851	$ 18,852,785
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	13,275	13,276,357
Total U.S. Department of Agriculture Loans (identified cost $52,780,794)		$ 52,869,364

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(4)
Series 2021-SB91, Class X1, 0.659%, 8/25/41(6)	$40,429	$ 1,031,546
Series 2021-SB92, Class X1, 0.638%, 8/25/41(6)	19,890	542,581
Government National Mortgage Association:
Interest Only:(4)
Series 2021-101, Class IO, 0.664%, 4/16/63(6)	49,140	2,377,731
Series 2021-132, Class IO, 0.71%, 4/16/63(6)	53,194	2,710,766
Series 2021-144, Class IO, 0.821%, 4/16/63(6)	47,921	2,828,825
Series 2021-186, Class IO, 0.763%, 5/16/63(6)	42,416	2,309,246
Series 2022-3, Class IO, 0.64%, 2/16/61(6)	64,332	2,996,719
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $18,250,146)		$ 14,797,414

U.S. Government Agency Mortgage-Backed Securities — 76.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.89%, (5 yr. CMT + 2.515%), with maturity at 2032(8)	$32	$ 31,834
4.226%, (COF + 1.254%), with maturity at 2029(8)	2	2,190
4.231%, (COF + 1.254%), with maturity at 2035(8)	31	29,937
4.40%, (COF + 1.252%), with maturity at 2032(8)	44	43,545
4.50%, with maturity at 2035	143	141,477
4.655%, (COF + 1.25%), with maturity at 2030(8)	44	43,095
5.00%, with maturity at 2052	3,859	3,777,661
5.073%, (COF + 2.324%), with maturity at 2037(8)	70	69,725
5.50%, with various maturities to 2053	44,921	45,517,309
5.755%, (30-day SOFR Average + 2.37%), with maturity at 2052(8)	436	446,892
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.815%, (1 yr. CMT + 1.975%), with maturity at 2034(8)	$157	$ 161,092
6.00%, with various maturities to 2055	37,702	38,641,361
6.027%, (1 yr. CMT + 2.251%), with maturity at 2038(8)	222	228,507
6.083%, (1 yr. CMT + 2.238%), with maturity at 2036(8)	238	244,546
6.091%, (30-day SOFR Average + 2.148%), with maturity at 2054(8)	1,507	1,534,613
6.199%, (1 yr. CMT + 2.354%), with maturity at 2036(8)	218	224,622
6.213%, (1 yr. CMT + 2.251%), with maturity at 2035(8)	675	693,193
6.50%, with various maturities to 2055	71,375	74,169,969
7.00%, with maturity at 2033	16	16,179
Federal National Mortgage Association:
3.976%, (COF + 1.25%), with various maturities to 2027(8)	7	6,882
3.982%, (COF + 1.254%), with various maturities to 2035(8)	115	112,789
3.99%, (COF + 1.254%), with various maturities to 2034(8)	52	51,843
4.097%, (COF + 1.254%), with maturity at 2034(8)	37	36,566
4.099%, (COF + 1.254%), with maturity at 2033(8)	91	89,757
4.305%, (COF + 1.261%), with maturity at 2036(8)	50	49,578
4.364%, (COF + 1.332%), with maturity at 2036(8)	31	30,782
4.421%, (COF + 1.695%), with maturity at 2029(8)	0(9)	13
4.525%, (COF + 1.799%), with maturity at 2034(8)	80	79,382
4.536%, (1 Yr. MTA + 1.15%), with maturity at 2038(8)	2	1,590
4.568%, (COF + 1.212%), with maturity at 2037(8)	11	11,404
4.588%, (COF + 1.852%), with maturity at 2034(8)	13	12,641
4.605%, (COF + 1.26%), with maturity at 2036(8)	9	9,327
4.665%, (COF + 1.504%), with maturity at 2029(8)	63	62,580
4.83%, (COF + 1.737%), with maturity at 2035(8)	106	105,569
4.974%, (COF + 1.80%), with maturity at 2036(8)	135	134,380
4.984%, (COF + 1.792%), with maturity at 2035(8)	74	73,569
5.00%, with various maturities to 2048	999	983,554
5.045%, (COF + 2.295%), with maturity at 2026(8)	1	1,276
5.181%, (COF + 1.776%), with maturity at 2034(8)	18	17,600
5.50%, with maturity at 2029	0(9)	233

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.50%, with various maturities to 2052	$27,021	$ 27,340,079
5.908%, (1 yr. CMT + 2.10%), with maturity at 2040(8)	93	95,882
5.939%, (1 yr. CMT + 2.096%), with maturity at 2037(8)	220	226,529
5.949%, (30-day SOFR Average + 2.05%), with maturity at 2054(8)	1,743	1,788,820
5.972%, (1 yr. CMT + 2.199%), with maturity at 2039(8)	484	498,957
5.981%, (30-day SOFR Average + 2.283%), with maturity at 2054(8)	1,463	1,503,488
6.00%, with various maturities to 2054	14,752	15,240,916
6.037%, (1 yr. CMT + 1.999%), with maturity at 2033(8)	95	97,930
6.046%, (1 yr. CMT + 2.156%), with maturity at 2036(8)	86	88,309
6.05%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(8)	69	71,279
6.07%, (1 yr. CMT + 2.195%), with maturity at 2031(8)	3	3,379
6.155%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(8)	249	256,137
6.228%, (1 yr. CMT + 2.247%), with maturity at 2033(8)	573	589,707
6.292%, (1 yr. CMT + 2.595%), with maturity at 2038(8)	233	241,853
6.351%, (COF + 2.004%), with maturity at 2032(8)	11	11,627
6.50%, with various maturities to 2055	36,945	38,454,111
7.00%, with maturity at 2054	1,084	1,138,852
7.50%, with maturity at 2054	258	271,047
Government National Mortgage Association:
5.00%, 30-Year, TBA(10)	100,000	99,104,820
5.00%, with various maturities to 2052	71,387	71,621,627
5.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	15	15,209
5.50%, with various maturities to 2062	87,556	89,668,793
6.00%, with various maturities to 2066	111,833	115,891,101
6.50%, with various maturities to 2066	676,398	707,388,434
7.00%, with various maturities to 2065	86,223	88,522,679
7.50%, with various maturities to 2064	7,445	7,717,691
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(10)	177,500	155,515,603
5.50%, 30-Year, TBA(10)	315,200	316,853,982
6.00%, 30-Year, TBA(10)	402,275	410,643,842
6.50%, 30-Year, TBA(10)	92,900	96,409,153
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,406,134,031)		$2,415,160,898

U.S. Government Guaranteed Small Business Administration Pools & Loans — 0.7%
Security	Principal Amount (000's omitted)	Value
5.75%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	$9,564	$ 10,094,468
6.075%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	5,487	5,813,630
SBA IO Trust:
Interest Only:(11)(12)(13)
Series 2018-5, Class A, 2.071%, 6/27/44	32,605	1,260,888
Series 2019-1, Class A, 2.424%, 9/25/45	97,459	4,914,172
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $52,360,487)		$ 22,083,158

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	210,904	$ 210,904
Total Short-Term Investments (identified cost $210,904)		$ 210,904
Total Investments — 136.1% (identified cost $4,351,668,784)		$4,281,823,774

TBA Sale Commitments — (5.0)%
U.S. Government Agency Mortgage-Backed Securities — (5.0)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(10)	$(177,500)	$ (158,009,666)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $159,370,813)		$ (158,009,666)
Total TBA Sale Commitments (proceeds $159,370,813)		$ (158,009,666)
Other Assets, Less Liabilities — (31.1)%		$ (977,447,202)
Net Assets — 100.0%		$3,146,366,906

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(9)	Principal amount is less than $500.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $6,175,060 or 0.2% of the Fund's net assets.
(13)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026, of all interest only securities comprising the trust.
(14)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2026.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	(1,053)	Short	6/18/26	$(121,127,906)	$3,518,150
					$3,518,150
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	120,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$47,629,892	$ —	$47,629,892
Total						$47,629,892	$ —	$47,629,892
9
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
10
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $4,351,457,880)	$4,281,612,870
Affiliated investments, at value (identified cost $210,904)	210,904
Cash	9,318,288
Deposits for forward purchase commitments	3,346,000
Deposits for derivatives collateral:
Futures contracts	5,422,950
Centrally cleared swap contracts	7,708,618
Interest receivable	18,695,487
Dividends receivable from affiliated investments	282,737
Receivable for investments sold	931,693,329
Receivable for TBA sale commitments	159,370,813
Receivable for Fund shares sold	2,129,953
Receivable for variation margin on open futures contracts	42
Receivable for variation margin on open centrally cleared swap contracts	42,641
Trustees' deferred compensation plan	119,136
Total assets	$5,419,953,768
Liabilities
Cash collateral due to brokers	$2,026,000
Payable for reverse repurchase agreements, including accrued interest of $28,892	89,387,253
Payable for forward commitment securities	2,012,534,352
TBA sale commitments, at value (proceeds receivable $159,370,813)	158,009,666
Payable for Fund shares redeemed	7,207,392
Distributions payable	2,214,733
Payable to affiliates:
Investment adviser fee	1,222,189
Distribution and service fees	120,569
Sub-transfer agency fee	12,645
Trustees' fees	9,222
Trustees' deferred compensation plan	119,136
Accrued expenses	723,705
Total liabilities	$2,273,586,862
Net Assets	$3,146,366,906
Sources of Net Assets
Paid-in capital	$3,888,889,116
Accumulated loss	(742,522,210)
Net Assets	$3,146,366,906
Advisers Class Shares
Net Assets	$144,757,931
Shares Outstanding	19,892,776
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.28
Class A Shares
Net Assets	$350,752,798
Shares Outstanding	48,158,962
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.28
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$7.45
11
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class C Shares
Net Assets	$26,093,200
Shares Outstanding	3,577,097
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.29
Class I Shares
Net Assets	$2,624,762,977
Shares Outstanding	360,756,430
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.28
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$1,459,271
Interest income	81,195,741
Other income	1,026
Total investment income	$82,656,038
Expenses
Investment adviser fee	$7,109,012
Distribution and service fees:
Advisers Class	148,479
Class A	440,217
Class C	114,284
Trustees’ fees and expenses	54,431
Custodian fee	327,110
Transfer and dividend disbursing agent fees	747,860
Legal and accounting services	158,488
Printing and postage	258,226
Registration fees	101,787
Interest expense and fees	408,719
Miscellaneous	59,697
Total expenses	$9,928,310
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$56,340
Total expense reductions	$56,340
Net expenses	$9,871,970
Net investment income	$72,784,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(14,486,817)
Futures contracts	(4,628,550)
Swap contracts	1,386,382
Net realized loss	$(17,728,985)
Change in unrealized appreciation (depreciation):
Investments	$2,005,783
TBA sale commitments	(259,552)
Futures contracts	6,552,499
Swap contracts	2,845,612
Net change in unrealized appreciation (depreciation)	$11,144,342
Net realized and unrealized loss	$(6,584,643)
Net increase in net assets from operations	$66,199,425
13
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$72,784,068	$125,952,287
Net realized loss	(17,728,985)	(16,745,986)
Net change in unrealized appreciation (depreciation)	11,144,342	90,232,271
Net increase in net assets from operations	$66,199,425	$199,438,572
Distributions to shareholders:
Advisers Class	$(3,150,274)	$(4,308,575)
Class A	(9,332,160)	(18,602,888)
Class C	(631,904)	(1,389,294)
Class I	(68,323,475)	(115,720,372)
Total distributions to shareholders	$(81,437,813)	$(140,021,129)
Tax return of capital to shareholders:
Advisers Class	$—	$(386,789)
Class A	—	(1,603,457)
Class C	—	(117,112)
Class I	—	(10,085,553)
Total tax return of capital to shareholders	$—	$(12,192,911)
Transactions in shares of beneficial interest:
Advisers Class	$44,058,433	$34,974,363
Class A	(7,285,350)	(18,683,704)
Class C	(1,747,095)	(6,973,562)
Class I	339,673,584	180,138,724
Net increase in net assets from Fund share transactions	$374,699,572	$189,455,821
Net increase in net assets	$359,461,184	$236,680,353
Net Assets
At beginning of period	$2,786,905,722	$2,550,225,369
At end of period	$3,146,366,906	$2,786,905,722
14
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31,
		2025	2024	2023	2022	2021(1)
Net asset value — Beginning of period	$7.31	$7.18	$7.17	$7.61	$7.99	$8.10
Income (Loss) From Operations
Net investment income(2)	$0.17	$0.33	$0.30	$0.30	$0.13	$0.03
Net realized and unrealized gain (loss)	(0.01)	0.20	0.17	(0.37)	(0.35)	(0.09)
Total income (loss) from operations	$0.16	$0.53	$0.47	$(0.07)	$(0.22)	$(0.06)
Less Distributions
From net investment income	$(0.19)	$(0.37)	$(0.43)	$(0.37)	$(0.14)	$(0.05)
Tax return of capital	—	(0.03)	(0.03)	—	(0.02)	(0.00)(3)
Total distributions	$(0.19)	$(0.40)	$(0.46)	$(0.37)	$(0.16)	$(0.05)
Net asset value — End of period	$7.28	$7.31	$7.18	$7.17	$7.61	$7.99
Total Return(4)	2.24%(5)	7.61%	6.64%	(0.92)%	(2.73)%	(0.70)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,758	$101,389	$64,940	$72,272	$201,056	$276,067
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.87%(7)(8)	0.89%(8)	1.40%(8)	1.02%(8)	0.79%(8)	0.75%(7)
Net expenses	0.87%(7)(8)(9)	0.89%(8)(9)	1.40%(8)(9)	1.02%(8)(9)	0.79%(8)(9)	0.75%(7)
Net investment income	4.71%(7)	4.58%	4.08%	4.08%	1.69%	0.90%(7)
Portfolio Turnover(10)	362%(5)	580%	712%	711%	798%	310%(11)
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.03%, 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the year ended October 31, 2021.
15
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.32	$7.19	$7.17	$7.61	$8.00	$8.12
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.33	$0.30	$0.30	$0.13	$0.07
Net realized and unrealized gain (loss)	(0.02)	0.21	0.18	(0.37)	(0.36)	(0.07)
Total income (loss) from operations	$0.15	$0.54	$0.48	$(0.07)	$(0.23)	$0.00
Less Distributions
From net investment income	$(0.19)	$(0.38)	$(0.43)	$(0.37)	$(0.14)	$(0.11)
Tax return of capital	—	(0.03)	(0.03)	—	(0.02)	(0.01)
Total distributions	$(0.19)	$(0.41)	$(0.46)	$(0.37)	$(0.16)	$(0.12)
Net asset value — End of period	$7.28	$7.32	$7.19	$7.17	$7.61	$8.00
Total Return(2)	2.10%(3)	7.62%	6.80%	(0.92)%	(2.85)%	(0.01)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$350,753	$359,751	$371,893	$465,670	$879,760	$2,018,166
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87%(5)(6)	0.89%(6)	1.40%(6)	1.02%(6)	0.79%(6)	0.77%
Net expenses	0.87%(5)(6)(7)	0.89%(6)(7)	1.40%(6)(7)	1.02%(6)(7)	0.79%(6)(7)	0.77%
Net investment income	4.71%(5)	4.57%	4.08%	4.07%	1.61%	0.89%
Portfolio Turnover(8)	362%(3)	580%	712%	711%	798%	310%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 0.03%, 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.33	$7.20	$7.18	$7.62	$8.01	$8.13
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.25	$0.26	$0.09	$0.02
Net realized and unrealized gain (loss)	(0.02)	0.20	0.18	(0.37)	(0.36)	(0.07)
Total income (loss) from operations	$0.13	$0.49	$0.43	$(0.11)	$(0.27)	$(0.05)
Less Distributions
From net investment income	$(0.17)	$(0.33)	$(0.38)	$(0.33)	$(0.11)	$(0.07)
Tax return of capital	—	(0.03)	(0.03)	—	(0.01)	(0.00)(2)
Total distributions	$(0.17)	$(0.36)	$(0.41)	$(0.33)	$(0.12)	$(0.07)
Net asset value — End of period	$7.29	$7.33	$7.20	$7.18	$7.62	$8.01
Total Return(3)	1.80%(4)	6.98%	6.14%	(1.51)%	(3.43)%	(0.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,093	$27,967	$34,387	$46,203	$72,212	$103,518
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.47%(6)(7)	1.49%(7)	2.00%(7)	1.62%(7)	1.39%(7)	1.37%
Net expenses	1.47%(6)(7)(8)	1.49%(7)(8)	2.00%(7)(8)	1.62%(7)(8)	1.39%(7)(8)	1.37%
Net investment income	4.11%(6)	3.96%	3.48%	3.47%	1.11%	0.30%
Portfolio Turnover(9)	362%(4)	580%	712%	711%	798%	310%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.03%, 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(9)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.31	$7.18	$7.16	$7.60	$7.99	$8.11
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.35	$0.31	$0.32	$0.15	$0.09
Net realized and unrealized gain (loss)	(0.01)	0.20	0.19	(0.37)	(0.36)	(0.07)
Total income (loss) from operations	$0.17	$0.55	$0.50	$(0.05)	$(0.21)	$0.02
Less Distributions
From net investment income	$(0.20)	$(0.39)	$(0.45)	$(0.39)	$(0.16)	$(0.13)
Tax return of capital	—	(0.03)	(0.03)	—	(0.02)	(0.01)
Total distributions	$(0.20)	$(0.42)	$(0.48)	$(0.39)	$(0.18)	$(0.14)
Net asset value — End of period	$7.28	$7.31	$7.18	$7.16	$7.60	$7.99
Total Return(2)	2.36%(3)	7.88%	7.05%	(0.81)%	(2.49)%	0.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,624,763	$2,297,799	$2,079,005	$2,465,050	$4,738,534	$7,682,437
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62%(5)(6)	0.64%(6)	1.15%(6)	0.77%(6)	0.54%(6)	0.52%
Net expenses	0.62%(5)(6)(7)	0.64%(6)(7)	1.15%(6)(7)	0.77%(6)(7)	0.54%(6)(7)	0.52%
Net investment income	4.96%(5)	4.82%	4.33%	4.32%	1.94%	1.15%
Portfolio Turnover(8)	362%(3)	580%	712%	711%	798%	310%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 0.03%, 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
19

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price
20

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
M  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
P  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2026, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $696,307,261 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $445,750,129 are short-term and $250,557,132 are long-term.
21

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,105,154,200
Gross unrealized appreciation	$155,455,830
Gross unrealized depreciation	(175,006,241)
Net unrealized depreciation	$(19,550,411)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5000%
$1 billion but less than $2.5 billion	0.4750%
$2.5 billion but less than $5 billion	0.4550%
$5 billion but less than $10 billion	0.4400%
$10 billion but less than $15 billion	0.4300%
$15 billion but less than $20 billion	0.4225%
$20 billion and over	0.4175%
For the six months ended April 30, 2026, the Fund’s investment adviser fee amounted to $7,109,012 or 0.48% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $56,340 relating to the Fund's investment in the Liquidity Fund.
BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.85%, 0.85%, 1.45% and 0.60% of the Fund’s average daily net assets for Advisers Class, Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by BMR for the six months ended April 30, 2026.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $21,389 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,291 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
22

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $148,479 for Advisers Class shares and $440,217 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $80,671 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $33,613 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.25% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $1,028 and $3,396 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $14,392,721,934 and $13,902,318,725, respectively, for the six months ended April 30, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Advisers Class
Sales	8,554,650	$ 62,513,009	8,060,874	$ 58,540,186
Issued to shareholders electing to receive payments of distributions in Fund shares	430,683	3,146,993	644,942	4,695,011
Redemptions	(2,956,540)	(21,601,569)	(3,884,925)	(28,260,834)
Net increase	6,028,793	$ 44,058,433	4,820,891	$ 34,974,363
Class A
Sales	6,044,814	$ 44,226,434	11,986,541	$ 87,206,544
Issued to shareholders electing to receive payments of distributions in Fund shares	1,211,356	8,856,578	2,634,510	19,180,368
Redemptions	(8,254,679)	(60,368,362)	(17,214,105)	(125,070,616)
Net decrease	(998,509)	$ (7,285,350)	(2,593,054)	$ (18,683,704)
23

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	214,203	$ 1,569,328	685,688	$ 4,995,383
Issued to shareholders electing to receive payments of distributions in Fund shares	84,060	615,767	201,776	1,470,809
Redemptions	(536,764)	(3,932,190)	(1,849,858)	(13,439,754)
Net decrease	(238,501)	$ (1,747,095)	(962,394)	$ (6,973,562)
Class I
Sales	98,359,388	$719,037,985	140,436,579	$1,019,543,403
Issued to shareholders electing to receive payments of distributions in Fund shares	7,885,035	57,634,077	14,937,995	108,667,053
Redemptions	(59,780,050)	(436,998,478)	(130,713,167)	(948,071,732)
Net increase	46,464,373	$339,673,584	24,661,407	$ 180,138,724
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$3,518,150	$ —
Swap contracts (centrally cleared)	47,629,892	—
Total	$51,148,042	$ —
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
24

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased swaptions	$(396,851)(1)	$(52,040)(2)
Futures contracts	(4,628,550)(3)	6,552,499(4)
Swap contracts	1,386,382(5)	2,845,612(6)
Total	$(3,639,019)	$9,346,071
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(3)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
(5)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Swap Contracts
$18,950,000	$126,084,000	$214,286,000	$120,000,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	4/27/26	On Demand(1)	3.88%	$89,358,361	$89,387,253
Total				$89,358,361	$89,387,253
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Collateralized Mortgage Obligations.
25

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $17,174,000 and 4.09%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2026.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of April 30, 2026.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
TD Securities (USA), LLC	$(89,387,253)	$ —	$89,387,253	$ —	$ —
	$(89,387,253)	$ —	$89,387,253	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
11  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $210,904, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$44,144,647	$965,192,883	$(1,009,126,626)	$ —	$ —	$210,904	$1,459,271	210,904
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
26

Eaton Vance
Short Duration Government Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,684,482,552	$ —	$1,684,482,552
Government National Mortgage Association Participation Agreements	—	92,219,484	—	92,219,484
U.S. Department of Agriculture Loans	—	52,869,364	—	52,869,364
U.S. Government Agency Commercial Mortgage-Backed Securities	—	14,797,414	—	14,797,414
U.S. Government Agency Mortgage-Backed Securities	—	2,415,160,898	—	2,415,160,898
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	22,083,158	—	22,083,158
Short-Term Investments	210,904	—	—	210,904
Total Investments	$210,904	$4,281,612,870	$—	$4,281,823,774
Futures Contracts	$3,518,150	$ —	$ —	$ 3,518,150
Swap Contracts	—	47,629,892	—	47,629,892
Total	$3,729,054	$4,329,242,762	$—	$4,332,971,816
Liability Description
TBA Sale Commitments	$ —	$ (158,009,666)	$ —	$ (158,009,666)
Total	$ —	$ (158,009,666)	$ —	$ (158,009,666)
27

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EALDX-NCSR    4.30.26

Eaton Vance
Global Macro Absolute Return Advantage Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Global Macro Absolute Return Advantage Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost $4,749,499,717)	$4,971,110,815
Receivable for Fund shares sold	8,127,697
Total assets	$4,979,238,512
Liabilities
Payable for Fund shares redeemed	$2,056,142
Payable to affiliates:
Distribution and service fees	199,739
Sub-transfer agency fee	21,532
Accrued expenses	93,115
Total liabilities	$2,370,528
Net Assets	$4,976,867,984
Sources of Net Assets
Paid-in capital	$4,787,384,681
Distributable earnings	189,483,303
Net Assets	$4,976,867,984
Class A Shares
Net Assets	$919,086,418
Shares Outstanding	75,927,445
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.10
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.51
Class C Shares
Net Assets	$20,496,925
Shares Outstanding	1,747,689
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.73
Class I Shares
Net Assets	$2,915,882,995
Shares Outstanding	236,282,947
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.34
Class R Shares
Net Assets	$1,490,304
Shares Outstanding	125,277
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.90
Class R6 Shares
Net Assets	$1,119,911,342
Shares Outstanding	90,952,681
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.31
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $661,765)	$7,089,421
Interest income allocated from Portfolio (net of foreign taxes withheld of $5,194,380)	209,611,462
Other income allocated from Portfolio	4,498,588
Expenses, excluding interest and dividend expense, allocated from Portfolio	(19,801,385)
Interest and dividend expense allocated from Portfolio	(30,814,178)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	126,258
Total investment income from Portfolio	$170,710,166
Expenses
Distribution and service fees:
Class A	$912,233
Class C	86,487
Class R	3,542
Custodian fee	32,218
Transfer and dividend disbursing agent fees	853,596
Legal and accounting services	61,721
Printing and postage	52,671
Registration fees	105,523
Miscellaneous	13,883
Total expenses	$2,121,874
Net investment income	$168,588,292
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$118,197,670
Written options	2,859,700
Securities sold short	186,703
Futures contracts	417,748
Futures style options	(3,299,681)
Swap contracts	22,847,882
Foreign currency transactions	1,001,190
Forward foreign currency exchange contracts	30,819,527
Non-deliverable bond forward contracts	(1,544,245)
Net realized gain	$171,486,494
Change in unrealized appreciation (depreciation):
Investments	$8,165,235
Written options	752,452
Securities sold short	8,996,919
Futures contracts	(11,225,444)
Futures style options	(6,478,913)
Swap contracts	(16,692,369)
Foreign currency	(411,205)
Forward foreign currency exchange contracts	29,652,866
Non-deliverable bond forward contracts	(1,261,266)
Net change in unrealized appreciation (depreciation)	$11,498,275
Net realized and unrealized gain	$182,984,769
Net increase in net assets from operations	$351,573,061

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$168,588,292	$187,770,583
Net realized gain	171,486,494	34,086,654
Net change in unrealized appreciation (depreciation)	11,498,275	215,408,161
Net increase in net assets from operations	$351,573,061	$437,265,398
Distributions to shareholders:
Class A	$(40,334,376)	$(18,077,532)
Class C	(1,031,979)	(387,043)
Class I	(143,031,045)	(57,290,735)
Class R	(98,471)	(61,788)
Class R6	(55,903,716)	(44,693,036)
Total distributions to shareholders	$(240,399,587)	$(120,510,134)
Transactions in shares of beneficial interest:
Class A	$324,201,786	$233,173,438
Class C	7,256,705	3,904,830
Class I	828,333,362	863,164,889
Class R	48,031	119,589
Class R6	267,662,646	20,693,852
Net increase in net assets from Fund share transactions	$1,427,502,530	$1,121,056,598
Net increase in net assets	$1,538,676,004	$1,437,811,862
Net Assets
At beginning of period	$3,438,191,980	$2,000,380,118
At end of period	$4,976,867,984	$3,438,191,980

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.82	$10.53	$9.91	$9.48	$10.45	$10.45
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.80	$0.73	$0.56	$0.53	$0.52
Net realized and unrealized gain (loss)	0.59	1.09	0.20	0.30	(1.04)	0.05
Total income (loss) from operations	$1.06	$1.89	$0.93	$0.86	$(0.51)	$0.57
Less Distributions
From net investment income	$(0.78)	$(0.60)	$(0.31)	$(0.43)	$(0.46)	$(0.57)
Total distributions	$(0.78)	$(0.60)	$(0.31)	$(0.43)	$(0.46)	$(0.57)
Net asset value — End of period	$12.10	$11.82	$10.53	$9.91	$9.48	$10.45
Total Return(2)	9.37%(3)	18.84%	9.63%	9.16%	(5.02)%	5.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$919,086	$574,495	$289,366	$258,776	$151,818	$676,641
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.78%(7)	2.54%	2.32%	2.07%	1.62%	1.57%
Net expenses(6)	2.78%(7)(8)	2.47%(8)	2.22%(8)	1.99%(8)	1.51%(8)	1.46%
Net investment income	7.97%(7)	7.30%	7.10%	5.69%	5.31%	5.03%
Portfolio Turnover of the Portfolio	96%(3)	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.50%, 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.50	$10.26	$9.64	$9.23	$10.18	$10.15
Income (Loss) From Operations
Net investment income(1)	$0.42	$0.71	$0.63	$0.48	$0.50	$0.44
Net realized and unrealized gain (loss)	0.58	1.05	0.21	0.28	(1.06)	0.04
Total income (loss) from operations	$1.00	$1.76	$0.84	$0.76	$(0.56)	$0.48
Less Distributions
From net investment income	$(0.77)	$(0.52)	$(0.22)	$(0.35)	$(0.39)	$(0.45)
Total distributions	$(0.77)	$(0.52)	$(0.22)	$(0.35)	$(0.39)	$(0.45)
Net asset value — End of period	$11.73	$11.50	$10.26	$9.64	$9.23	$10.18
Total Return(2)	8.93%(3)	17.98%	8.84%	8.31%	(5.69)%	4.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,497	$12,877	$7,832	$8,278	$10,906	$14,020
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	3.53%(7)	3.29%	3.07%	2.79%	2.32%	2.27%
Net expenses(6)	3.53%(7)(8)	3.22%(8)	2.97%(8)	2.71%(8)	2.21%(8)	2.16%
Net investment income	7.25%(7)	6.62%	6.28%	5.05%	5.16%	4.33%
Portfolio Turnover of the Portfolio	96%(3)	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.50%, 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.02	$10.70	$10.06	$9.64	$10.62	$10.61
Income (Loss) From Operations
Net investment income(1)	$0.50	$0.84	$0.77	$0.59	$0.62	$0.57
Net realized and unrealized gain (loss)	0.60	1.10	0.21	0.29	(1.10)	0.04
Total income (loss) from operations	$1.10	$1.94	$0.98	$0.88	$(0.48)	$0.61
Less Distributions
From net investment income	$(0.78)	$(0.62)	$(0.34)	$(0.46)	$(0.50)	$(0.60)
Total distributions	$(0.78)	$(0.62)	$(0.34)	$(0.46)	$(0.50)	$(0.60)
Net asset value — End of period	$12.34	$12.02	$10.70	$10.06	$9.64	$10.62
Total Return(2)	9.58%(3)	19.09%	9.97%	9.39%	(4.79)%	5.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,915,883	$2,019,464	$980,907	$870,694	$803,281	$836,706
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.53%(7)	2.30%	2.07%	1.79%	1.32%	1.27%
Net expenses(6)	2.53%(7)(8)	2.22%(8)	1.97%(8)	1.71%(8)	1.21%(8)	1.16%
Net investment income	8.26%(7)	7.52%	7.33%	5.96%	6.22%	5.35%
Portfolio Turnover of the Portfolio	96%(3)	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.50%, 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.64	$10.37	$9.76	$9.36	$10.33	$10.33
Income (Loss) From Operations
Net investment income(1)	$0.46	$0.77	$0.68	$0.53	$0.55	$0.50
Net realized and unrealized gain (loss)	0.57	1.06	0.22	0.28	(1.07)	0.05
Total income (loss) from operations	$1.03	$1.83	$0.90	$0.81	$(0.52)	$0.55
Less Distributions
From net investment income	$(0.77)	$(0.56)	$(0.29)	$(0.41)	$(0.45)	$(0.55)
Total distributions	$(0.77)	$(0.56)	$(0.29)	$(0.41)	$(0.45)	$(0.55)
Net asset value — End of period	$11.90	$11.64	$10.37	$9.76	$9.36	$10.33
Total Return(2)	9.23%(3)	18.53%	9.41%	8.91%	(5.29)%	5.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,490	$1,408	$1,121	$1,441	$1,340	$1,398
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	3.03%(7)	2.79%	2.57%	2.29%	1.82%	1.77%
Net expenses(6)	3.03%(7)(8)	2.72%(8)	2.47%(8)	2.21%(8)	1.71%(8)	1.66%
Net investment income	7.88%(7)	7.13%	6.74%	5.48%	5.71%	4.82%
Portfolio Turnover of the Portfolio	96%(3)	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.50%, 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.99	$10.69	$10.05	$9.63	$10.63	$10.62
Income (Loss) From Operations
Net investment income(1)	$0.51	$0.86	$0.77	$0.60	$0.62	$0.57
Net realized and unrealized gain (loss)	0.59	1.07	0.22	0.29	(1.11)	0.05
Total income (loss) from operations	$1.10	$1.93	$0.99	$0.89	$(0.49)	$0.62
Less Distributions
From net investment income	$(0.78)	$(0.63)	$(0.35)	$(0.47)	$(0.51)	$(0.61)
Total distributions	$(0.78)	$(0.63)	$(0.35)	$(0.47)	$(0.51)	$(0.61)
Net asset value — End of period	$12.31	$11.99	$10.69	$10.05	$9.63	$10.63
Total Return(2)	9.52%(3)	19.12%	9.97%	9.60%	(4.84)%	5.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,119,911	$829,948	$721,154	$667,138	$553,393	$637,812
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.48%(7)	2.21%	2.02%	1.76%	1.29%	1.24%
Net expenses(6)	2.48%(7)(8)	2.19%(8)	1.94%(8)	1.68%(8)	1.18%(8)	1.13%
Net investment income	8.39%(7)	7.80%	7.36%	5.97%	6.20%	5.36%
Portfolio Turnover of the Portfolio	96%(3)	135%	129%	56%	94%	82%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.50%, 1.17%, 0.92%, 0.67%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (69.0% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A   Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $204,839,513 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $54,689,456 are short-term and $150,150,057 are long-term.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2026, the Fund incurred no investment adviser and administration fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited. (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. For the six months ended April 30, 2026, no expenses were waived and/or reimbursed by EVM.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $17,919 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $6,620 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $912,233 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $64,865 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $1,771 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $21,622 and $1,771 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $189 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $1,435,232,228 and $252,044,960, respectively.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	28,598,769	$ 341,663,338	27,126,416	$ 300,177,546
Issued to shareholders electing to receive payments of distributions in Fund shares	3,493,351	40,103,665	1,759,974	17,934,129
Redemptions	(4,786,786)	(57,565,217)	(7,738,647)	(84,938,237)
Net increase	27,305,334	$ 324,201,786	21,147,743	$ 233,173,438
Class C
Sales	794,331	$ 9,210,763	587,424	$ 6,392,389
Issued to shareholders electing to receive payments of distributions in Fund shares	89,046	992,865	38,404	383,271
Redemptions	(255,053)	(2,946,923)	(269,494)	(2,870,830)
Net increase	628,324	$ 7,256,705	356,334	$ 3,904,830
Class I
Sales	93,469,691	$1,139,486,825	101,672,074	$1,143,929,971
Issued to shareholders electing to receive payments of distributions in Fund shares	10,803,982	126,298,548	4,789,711	49,525,610
Redemptions	(36,000,143)	(437,452,011)	(30,097,312)	(330,290,692)
Net increase	68,273,530	$ 828,333,362	76,364,473	$ 863,164,889
Class R
Sales	34,650	$ 405,842	34,144	$ 360,948
Issued to shareholders electing to receive payments of distributions in Fund shares	8,722	98,471	6,148	61,788
Redemptions	(39,088)	(456,282)	(27,396)	(303,147)
Net increase	4,284	$ 48,031	12,896	$ 119,589
Class R6
Sales	29,608,041	$ 363,162,018	23,171,583	$ 258,907,139
Issued to shareholders electing to receive payments of distributions in Fund shares	1,391,083	16,220,030	1,325,501	13,679,173
Redemptions	(9,244,933)	(111,719,402)	(22,766,556)	(251,892,460)
Net increase	21,754,191	$ 267,662,646	1,730,528	$ 20,693,852

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 3.346%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$352	$ 30,231
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.84%, (6.486% - 30-day SOFR Average), 10/25/40(2)	822	56,278
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	40,799	38,761,076
Total Collateralized Mortgage Obligations (identified cost $40,287,785)		$ 38,847,585

Common Stocks — 11.0%
Security	Shares	Value
Argentina — 0.8%
Banco BBVA Argentina SA ADR	181,186	$ 2,583,712
Banco Macro SA ADR(5)	115,766	8,335,152
Central Puerto SA ADR(5)	116,862	1,648,923
Corp. America Airports SA(5)	43,774	1,092,161
Cresud SA ADR(5)	47,244	531,495
Empresa Distribuidora Y Comercializadora Norte ADR(5)	24,051	602,477
Grupo Financiero Galicia SA ADR(5)	327,222	13,527,357
Grupo Supervielle SA ADR(5)	158,151	1,301,583
IRSA Inversiones y Representaciones SA ADR(5)	39,106	546,311
Loma Negra Cia Industrial Argentina SA ADR(5)	63,544	701,526
Pampa Energia SA ADR(5)	50,094	4,151,290
Telecom Argentina SA ADR	96,982	1,157,965
Transportadora de Gas del Sur SA, Class B ADR(5)	85,491	2,608,330
Vista Energy SAB de CV ADR(5)	100,102	7,439,581
YPF SA ADR(5)	256,948	11,603,772
		$ 57,831,635
Belgium — 0.1%
Cenergy Holdings SA	154,785	$ 4,356,710
		$ 4,356,710
Brazil — 0.0%†
Adecoagro SA	41,135	$ 579,592
Arcos Dorados Holdings, Inc., Class A	186,975	1,667,817
		$ 2,247,409
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	10,954,272	$ 14,036,355
		$ 14,036,355
Security	Shares	Value
Canada — 0.1%
Amaroq Ltd.(5)	2,275,400	$ 3,018,132
Lithium Argentina AG(5)	175,345	1,783,259
		$ 4,801,391
China — 0.0%†
Shimao Group Holdings Ltd.(5)	890,714	$ 18,994
Times China Holdings Ltd.(5)	2,345,326	16,317
		$ 35,311
Cyprus — 0.7%
Bank of Cyprus Holdings PLC(6)	600,000	$ 6,567,660
Bank of Cyprus Holdings PLC(6)	4,307,124	46,675,600
		$ 53,243,260
Georgia — 0.4%
Georgia Capital PLC(5)	490,372	$ 26,125,107
		$ 26,125,107
Greece — 1.6%
Alpha Bank SA	2,004,346	$ 8,043,900
Athens International Airport SA	106,192	1,210,855
CrediaBank SA(5)	4,386,055	6,222,463
Eurobank SA	3,793,402	16,505,288
GEK TERNA SA	157,200	7,554,506
Hellenic Telecommunications Organization SA	280,039	5,987,186
Helleniq Energy Holdings SA	124,300	1,434,866
Ideal Holdings SA	88,382	606,026
JUMBO SA	183,084	4,997,215
LAMDA Development SA(5)	107,574	766,305
Metlen Energy & Metals PLC(5)	241,684	10,214,122
Motor Oil (Hellas) Corinth Refineries SA	105,909	4,727,280
National Bank of Greece SA	878,146	13,917,019
Optima bank SA	300,354	3,142,322
Piraeus Bank SA	1,327,751	12,569,882
Public Power Corp. SA	450,710	9,569,751
Qualco Group SA(5)	205,222	1,334,046
Titan SA	58,760	3,158,489
		$ 111,961,521
Hungary — 1.2%
Magyar Telekom Telecommunications PLC	1,136,907	$ 9,005,769
MOL Hungarian Oil & Gas PLC	1,365,465	18,237,417
OTP Bank Nyrt	397,693	53,342,126
Richter Gedeon Nyrt	198,287	8,363,692
		$ 88,949,004
Iceland — 0.8%
Arion Banki Hf.(3)	7,000,132	$ 10,957,299
Bera Hf.(5)	12,186,826	1,524,776
Eik fasteignafelag Hf.	11,971,940	1,372,989
Eimskipafelag Islands Hf.	809,063	1,624,698
Festi Hf.	1,655,642	4,475,076

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Hagar Hf.	6,527,976	$ 6,402,790
Hampidjan Hf.	1,332,529	971,678
Heimar Hf.	9,470,888	2,658,895
Icelandair Group Hf.(5)	237,092,219	1,490,594
Islandsbanki Hf.	11,449,130	13,397,426
Kaldalon Hf.	1,524,500	324,408
Kvika banki Hf.	24,176,345	3,058,474
Reitir fasteignafelag Hf.	3,221,540	2,982,764
Siminn Hf.	15,606,618	1,538,980
Sjova-Almennar Tryggingar Hf.	959,500	312,315
Skagi Hf.	9,151,064	1,403,413
		$ 54,496,575
India — 1.3%
Ambuja Cements Ltd.	368,600	$ 1,733,593
Apollo Hospitals Enterprise Ltd.	28,500	2,300,541
Asian Paints Ltd.	72,600	1,883,856
Bharti Airtel Ltd.	98,800	1,975,005
Dabur India Ltd.	372,500	1,738,105
DLF Ltd.	321,100	1,998,729
Fortis Healthcare Ltd.	225,100	2,201,610
HDFC Asset Management Co. Ltd.(3)	78,400	2,249,541
HDFC Bank Ltd.	210,400	1,720,876
HDFC Life Insurance Co. Ltd.(3)	264,900	1,645,409
Hero MotoCorp Ltd.	35,200	1,902,099
Hindustan Aeronautics Ltd.(7)	19,900	913,667
Hindustan Unilever Ltd.	78,400	1,863,782
ICICI Bank Ltd.	140,900	1,890,643
ICICI Prudential Life Insurance Co. Ltd.(3)	294,800	1,600,132
Infosys Ltd.	486,887	6,129,477
ITC Ltd.	606,100	2,018,034
Jindal Steel Ltd.	183,100	2,369,346
JSW Steel Ltd.	167,800	2,246,448
Kwality Wall's India Ltd.(5)	38,500	11,045
Lodha Developers Ltd.(3)	211,000	2,011,170
Marico Ltd.	259,200	2,121,853
Maruti Suzuki India Ltd.	12,700	1,791,725
Max Healthcare Institute Ltd.	192,600	2,026,445
Muthoot Finance Ltd.	49,900	1,808,165
Nippon Life India Asset Management Ltd.(3)	235,200	2,518,353
Oberoi Realty Ltd.	133,200	2,355,606
One 97 Communications Ltd.(5)	165,800	1,926,850
Persistent Systems Ltd.	132,800	6,785,200
Reliance Industries Ltd.	141,700	2,149,078
SBI Life Insurance Co. Ltd.(3)	94,300	1,811,098
State Bank of India	183,800	2,078,961
Tata Consultancy Services Ltd.	258,300	6,778,385
Tata Steel Ltd.	1,047,400	2,342,150
TVS Motor Co. Ltd.	54,400	2,014,535
UltraTech Cement Ltd.	15,800	1,938,638
Security	Shares	Value
India (continued)
Varun Beverages Ltd.	411,600	$ 2,241,984
Wipro Ltd.	3,534,600	7,531,404
		$ 92,623,538
Luxembourg — 0.0%†
Alvotech SA(5)	593,154	$ 2,010,158
		$ 2,010,158
Nigeria — 0.1%
Access Holdings PLC	10,884,219	$ 214,360
Fidelity Bank PLC(5)	5,100,327	73,936
First HoldCo PLC	45,834,102	2,145,677
Guaranty Trust Holding Co. PLC	14,809,316	1,454,380
Nigerian Breweries PLC(5)	2,078,768	119,030
Transnational Corp. of Nigeria PLC	3,836,054	124,555
United Bank for Africa PLC	50,208,108	1,559,249
Zenith Bank PLC	43,000,662	4,087,025
		$ 9,778,212
Philippines — 0.3%
Ayala Corp.	172,120	$ 1,308,702
Ayala Land, Inc.	5,524,300	1,359,247
Bank of the Philippine Islands	1,414,230	2,059,031
BDO Unibank, Inc.	1,536,582	2,873,338
International Container Terminal Services, Inc.	577,470	6,692,681
SM Investments Corp.	336,590	3,319,024
SM Prime Holdings, Inc.	9,456,900	2,926,430
		$ 20,538,453
Poland — 0.1%
Budimex SA	16,687	$ 3,033,750
Grupa Kety SA	8,283	2,529,814
		$ 5,563,564
Puerto Rico — 0.2%
Liberty Latin America Ltd., Class C(5)	2,166,900	$ 18,006,939
		$ 18,006,939
Slovenia — 0.5%
Nova Ljubljanska Banka DD GDR(7)	646,588	$ 33,911,248
		$ 33,911,248
Switzerland — 0.0%†
Oculis Holding AG(5)	109,990	$ 2,960,707
		$ 2,960,707
United Arab Emirates — 0.5%
Aldar Properties PJSC	6,708,220	$ 14,108,084
Emaar Properties PJSC	6,560,680	21,125,379
		$ 35,233,463

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States — 0.0%†
JBT Marel Corp.(6)	10,075	$ 1,189,858
JBT Marel Corp.(6)	8,125	967,677
		$ 2,157,535
Vietnam — 2.1%
Asia Commercial Bank JSC	7,657,100	$ 6,848,797
Bank for Foreign Trade of Vietnam JSC	1,915,167	4,359,587
Bank for Investment & Development of Vietnam JSC	3,339,500	5,092,876
Binh Minh Plastics JSC	334,600	1,842,395
Coteccons Construction JSC	1,639,858	5,429,231
Duc Giang Chemicals JSC	320,200	652,000
FPT Corp.	2,237,067	6,427,457
FPT Digital Retail JSC(5)	717,000	4,049,686
Gemadept Corp.	2,640,400	7,559,292
Hoa Phat Group JSC	5,620,415	5,927,479
IDICO Corp. JSC	1,239,555	2,125,501
Khang Dien House Trading & Investment JSC(5)	2,691,603	2,598,822
KIDO Group Corp.	62,877	104,480
Kinh Bac City Development Holding Corp.(5)	2,639,200	3,398,449
Masan Group Corp.(5)	1,882,640	5,492,892
Military Commercial Joint Stock Bank	5,066,912	5,021,871
Mobile World Investment Corp.	3,423,800	10,950,922
Nam Long Investment Corp.	4,585,392	4,836,933
PetroVietnam Gas JSC	1,609,000	4,607,226
Phat Dat Real Estate Development Corp.(5)	914,112	573,807
Phu Nhuan Jewelry JSC	991,299	2,549,187
Refrigeration Electrical Engineering Corp.	1,136,530	2,603,509
Saigon Beer Alcohol Beverage Corp.	1,603,300	2,891,266
Saigon Thuong Tin Commercial JSB(5)	1,609,900	4,131,962
SSI Securities Corp.	4,638,951	4,895,458
Techcom Securities JSC	2,597,536	5,006,960
Vietnam Dairy Products JSC	3,484,296	8,074,895
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,290,592	1,717,027
Vietnam Prosperity JSC Bank	1,777,200	1,786,999
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	4,233,825
Vingroup JSC(5)	1,752,104	14,343,729
Vinh Hoan Corp.	695,100	1,614,594
Vinhomes JSC(3)(5)	1,727,300	9,613,939
VP Bank Securities Ltd. Co.(5)	2,455,448	2,565,272
		$ 153,928,325
Total Common Stocks (identified cost $657,794,483)		$ 794,796,420

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd.:
0.00%, 6/23/26(3)	USD	4,538	$ 743,022
0.00%, 6/23/28(3)	USD	3,353	863,335
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	4,149	22,984
0.00%, 3/30/27(3)	USD	860	6,450
Total Convertible Bonds (identified cost $2,888,867)			$ 1,635,791

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(8)	TZS	16,461,000	$ 7,519,355
13.75%, 9/27/50(8)	TZS	5,582,000	2,467,859
Total Credit Linked Notes (identified cost $9,742,437)			$ 9,987,214

Foreign Corporate Bonds — 8.0%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Sonangol Finance Ltd., 10.00%, 1/29/31(7)	USD	11,545	$ 11,823,778
			$ 11,823,778
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	690	$ 520,950
11.00%, 11/1/31(3)	USD	3,709	2,800,617
			$ 3,321,567
Brazil — 0.9%
Braskem Netherlands Finance BV:
4.50%, 1/31/30(7)	USD	26,329	$ 15,584,398
7.25%, 2/13/33(7)	USD	18,119	10,395,776
8.00%, 10/15/34(7)	USD	14,962	8,762,346
Raizen Fuels Finance SA:
5.70%, 1/17/35(7)	USD	19,700	10,800,525
6.25%, 7/8/32(7)	USD	25,639	14,101,450

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Raizen Fuels Finance SA: (continued)
6.45%, 3/5/34(7)	USD	3,814	$ 2,081,014
			$ 61,725,509
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	2,385	$ 131,175
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(10)	USD	859	25,768
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(10)	USD	1,288	28,989
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(10)	USD	1,288	26,850
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(3)(10)	USD	4,762	178,576
Times China Holdings Ltd.:
4.00%, 3/30/29(3)(10)	USD	929	31,356
4.20%, 9/30/32(3)(10)	USD	3,466	108,305
			$ 531,019
Georgia — 0.2%
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	$ 13,760,492
			$ 13,760,492
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(12)	EUR	5,621	$ 0
			$ 0
India — 0.3%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	$ 24,740,251
			$ 24,740,251
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 21,355,181
ForteBank JSC:
7.75%, 2/4/30(3)	USD	5,051	5,215,740
9.75% to 11/3/30(7)(12)(13)	USD	17,500	17,952,935
			$ 44,523,856
Kyrgyzstan — 0.2%
Eldik Bank OAO, 8.50%, 4/23/31(7)	USD	14,210	$ 14,249,386
			$ 14,249,386
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(9)	USD	5,542	$ 41,567
10.00%, 12/19/22(7)(9)	USD	2,697	20,227
			$ 61,794
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.1%
State Bank JSC, 8.90%, 9/25/28(7)	USD	9,890	$ 9,872,362
			$ 9,872,362
Supranational — 0.1%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,744,085
European Bank for Reconstruction & Development, 17.35%, 3/1/27(7)	USD	1,282	1,339,509
			$ 7,083,594
Ukraine — 0.5%
Kernel Holding SA, 6.75%, 10/27/27(7)	USD	5,284	$ 5,125,317
MHP Lux SA:
6.25%, 9/19/29(3)	USD	2,676	2,424,092
6.25%, 9/19/29(7)	USD	5,868	5,315,610
10.50%, 7/28/29(7)	USD	23,172	23,791,006
			$ 36,656,025
Uzbekistan — 2.9%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	851,290,000	$ 71,311,654
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	153,630,000	13,303,289
20.50%, 4/25/27(7)	UZS	234,440,000	20,669,350
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	5,911	6,443,947
20.75%, 9/15/28	UZS	584,720,000	51,274,090
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(12)(13)	USD	27,400	28,635,971
19.95%, 4/25/28(7)	UZS	211,050,000	19,247,106
21.00%, 7/24/27(7)	UZS	10,000,000	904,869
			$ 211,790,276
Venezuela — 1.9%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(9)	USD	26,099	$ 9,884,958
6.00%, 10/28/22(7)(9)	USD	73,535	26,288,895
6.00%, 5/16/24(7)(9)	USD	18,890	7,459,776
6.00%, 11/15/26(7)(9)(14)	USD	29,613	11,771,026
8.50%, 10/20/27	USD	252	290,483
8.50%, 10/20/27	USD	28,407	32,810,085
9.00%, 11/17/21(7)(9)	USD	29,427	13,389,336
9.75%, 5/17/35(7)(9)	USD	34,858	16,513,988
12.75%, 2/17/22(7)(9)	USD	36,784	18,925,487
			$ 137,334,034
Total Foreign Corporate Bonds (identified cost $504,334,050)			$ 577,473,943

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 2.1%
Security	Shares	Value
Reinsurance Side Cars — 1.4%
Beacon RE(5)(11)(15)(16)	11,813,778	$ 11,890,568
Beacon RE(5)(11)(15)(16)	14,186,222	14,186,222
Eden Re II Ltd.:
Series 2024A, 0.00%, 3/17/28(3)(11)(15)(16)	136,842	360,209
Series 2025A, 0.00%, 3/19/30(3)(11)(15)(16)	418,605	2,619,586
Mt. Logan Re Ltd.:
Participating Units(5)(11)(15)(16)	23,000,000	24,189,100
Series A-1(11)(16)(17)	8,600	12,943,177
PartnerRe Ltd.(5)(11)(16)	32	33,321,600
		$ 99,510,462
Segregated Account/Funds — 0.7%
1863 Fund Ltd. - Core Nat Cat Fund(5)(11)(16)	26,351,916	$ 35,416,975
PartnerRe ILS Fund SAC Ltd.(5)(11)(16)(17)	13,000,000	18,297,500
		$ 53,714,475
Total Insurance Linked Securities (identified cost $131,156,645)		$ 153,224,937

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(11)(18)	UZS	165,770,905	$ 13,918,335
Total Loan Participation Notes (identified cost $14,211,296)			$ 13,918,335

Senior Floating-Rate Loans — 2.5%(19)
Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 1.1%
Provincia De Neuquen:
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,093	$ 2,113,768
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,613	1,629,368
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	45,678	46,343,239
Term Loan, 7/8/30(20)	31,612	31,611,610
		$ 81,697,985
Borrower/Description	Principal Amount (000’s omitted)	Value
Suriname — 1.4%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(20)	$88,688	$ 88,687,596
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	9,312	9,446,866
		$ 98,134,462
Total Senior Floating-Rate Loans (identified cost $178,441,171)		$ 179,832,447

Sovereign Government Bonds — 48.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.1%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	$ 1,148,586
3.90%, 1/22/30	ALL	315,900	3,973,088
4.05%, 2/7/32	ALL	732,800	9,196,985
4.30%, 7/10/27	ALL	805,900	10,000,616
4.70%, 2/23/27	ALL	197,200	2,447,844
4.95%, 7/22/29	ALL	2,338,600	30,400,703
5.25%, 1/26/29	ALL	1,230,400	15,990,506
5.25%, 1/23/35	ALL	345,600	4,523,624
5.59%, 2/19/40	ALL	237,700	3,090,538
6.13%, 7/25/34	ALL	83,800	1,155,262
			$ 81,927,752
Angola — 0.5%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	11,814	$ 11,308,839
9.244%, 1/15/31(7)(14)	USD	10,961	11,707,071
9.375%, 3/31/33(7)	USD	13,133	13,923,117
			$ 36,939,027
Argentina — 3.6%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(21)	USD	236,908	$ 144,821,861
1.00%, 7/9/29	USD	1,094	668,762
Province of Santa Fe, 8.10%, 12/11/34(7)	USD	27,879	27,391,118
Provincia de Cordoba:
8.60%, 2/3/35(3)	USD	13,469	13,031,258
9.75%, 7/2/32(3)	USD	19,296	20,101,608
9.75%, 7/2/32(7)	USD	8,044	8,379,837
Provincia del Chubut Argentina, 9.45%, 4/29/36(3)	USD	45,743	47,229,647
			$ 261,624,091

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 2.6%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	11,461,293	$ 31,759,364
9.00%, 10/29/35	AMD	29,921,394	82,866,955
9.25%, 4/29/28	AMD	4,274,790	11,939,575
9.60%, 10/29/33	AMD	15,725,240	45,283,530
9.75%, 10/29/50	AMD	1,586,875	4,630,859
9.75%, 10/29/52	AMD	1,720,950	5,010,406
12.50%, 10/29/37	AMD	1,713,480	5,881,389
			$ 187,372,078
Barbados — 0.5%
Barbados Government International Bonds, 8.00%, 6/26/35(7)	USD	29,988	$ 32,232,602
			$ 32,232,602
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	1,489	$ 1,683,959
4.95%, 1/22/35(7)	EUR	1,365	1,449,376
Benin Sukuk SA, 6.20%, 1/29/33(3)	USD	3,798	3,606,108
			$ 6,739,443
Bosnia and Herzegovina — 0.6%
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(7)	EUR	11,980	$ 14,266,179
6.375%, 5/8/33(7)(22)	EUR	27,220	31,346,146
			$ 45,612,325
Brazil — 1.9%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(23)	BRL	151,499	$ 134,366,539
			$ 134,366,539
Congo — 0.4%
DRC International Bonds, 9.50%, 4/16/37(7)	USD	27,561	$ 28,192,529
			$ 28,192,529
Egypt — 3.1%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 129,241,194
24.458%, 10/1/27	EGP	3,376,355	62,542,727
Egypt Government International Bonds, 9.45%, 2/4/33(7)	USD	27,153	29,369,625
			$ 221,153,546
Ethiopia — 1.1%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(9)	USD	78,039	$ 80,556,538
			$ 80,556,538
Security	Principal Amount (000's omitted)		Value
Georgia — 0.1%
Georgia Government International Bonds, 5.125%, 1/28/31(7)	USD	10,867	$ 10,560,807
			$ 10,560,807
Hungary — 0.6%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	9,261,420	$ 22,151,873
3.00%, 4/25/41	HUF	6,469,350	14,799,054
4.00%, 4/28/51	HUF	774,760	1,841,976
7.00%, 10/24/35	HUF	567,020	1,962,999
			$ 40,755,902
India — 1.8%
India Government Bonds:
7.09%, 8/5/54	INR	2,243,370	$ 22,333,566
7.24%, 8/18/55	INR	10,279,700	104,169,513
			$ 126,503,079
Kazakhstan — 4.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	15,551,379	$ 27,568,228
5.50%, 9/20/28	KZT	84,294	145,860
5.50%, 4/24/32	KZT	17,761,889	23,984,952
7.22%, 12/10/28	KZT	11,841,259	21,030,904
7.68%, 8/13/29	KZT	15,393,637	26,748,661
8.44%, 5/10/31	KZT	6,512,693	10,701,651
8.66%, 4/4/33	KZT	12,486,696	19,393,689
10.55%, 7/28/29	KZT	4,438,057	8,382,466
10.69%, 8/23/33	KZT	3,558,449	6,106,224
11.05%, 1/28/37	KZT	709,847	1,169,174
14.00%, 5/12/31	KZT	13,820,559	28,188,543
14.00%, 5/19/32	KZT	126,440	256,752
14.00%, 2/13/35	KZT	20,900,243	41,893,998
14.45%, 6/5/33	KZT	5,379,480	11,077,528
14.50%, 3/6/34	KZT	2,368,251	4,875,392
14.60%, 3/6/32	KZT	380,338	790,000
15.18%, 2/5/32	KZT	16,770,819	35,577,131
16.95%, 10/9/30	KZT	20,410,570	45,854,657
			$ 313,745,810
Kenya — 0.2%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(7)	USD	5,259	$ 5,023,766
8.70%, 2/26/39(7)	USD	4,216	3,984,149
8.80%, 10/9/38(7)	USD	3,674	3,504,068
			$ 12,511,983
Lebanon — 1.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(9)	USD	61,026	$ 15,561,630

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.00%, 1/27/23(7)(9)	USD	15,424	$ 3,911,912
6.10%, 10/4/22(7)(9)	USD	54,098	13,691,122
6.15%, 6/19/20(7)(9)	USD	13,831	3,503,133
6.20%, 2/26/25(7)(9)	USD	7,871	2,004,130
6.25%, 5/27/22(7)(9)	USD	7,356	1,864,930
6.25%, 11/4/24(7)(9)	USD	7,665	1,941,640
6.25%, 6/12/25(7)(9)	USD	10,667	2,720,085
6.375%, 3/9/20(7)(9)	USD	1,502	381,606
6.40%, 5/26/23(7)(9)	USD	50,759	12,947,352
6.60%, 11/27/26(7)(9)	USD	8,656	2,197,979
6.65%, 4/22/24(7)(9)	USD	55,574	14,174,149
6.65%, 11/3/28(7)(9)	USD	6,797	1,731,508
6.65%, 2/26/30(7)(9)	USD	12,184	3,137,246
6.75%, 11/29/27(7)(9)	USD	22,648	5,801,693
6.85%, 3/23/27(7)(9)	USD	6,022	1,530,800
6.85%, 5/25/29(7)(9)	USD	45,111	11,574,497
7.00%, 12/3/24(7)(9)	USD	6,240	1,584,492
7.00%, 3/20/28(7)(9)	USD	18,624	4,769,398
7.00%, 4/22/31(7)(9)	USD	28,145	7,378,476
7.00%, 3/23/32(7)(9)	USD	8,060	2,114,621
7.05%, 11/2/35(7)(9)	USD	4,499	1,178,459
7.25%, 3/23/37(7)(9)	USD	12,191	3,183,139
8.20%, 5/17/33(7)(9)	USD	4,499	1,186,622
8.25%, 4/12/21(7)(9)	USD	2,326	618,210
			$ 120,688,829
Mongolia — 0.3%
Mongolia Government International Bonds:
5.95%, 3/9/32(3)	USD	509	$ 513,705
6.625%, 2/25/30(3)	USD	2,400	2,471,727
6.625%, 2/25/30(7)(14)	USD	18,800	19,361,863
7.875%, 6/5/29(7)	USD	1,400	1,490,422
			$ 23,837,717
Mozambique — 0.0%†
Mozambique International Bonds, 9.00%, 9/15/31(7)	USD	2,122	$ 1,744,017
			$ 1,744,017
New Zealand — 5.3%
New Zealand Government Bonds:
2.75%, 4/15/37(7)(14)	NZD	56,655	$ 27,643,797
4.25%, 5/15/34(14)	NZD	95,188	55,037,791
4.25%, 5/15/36(14)	NZD	170,000	96,572,353
4.50%, 5/15/35(14)	NZD	135,850	79,354,985
5.00%, 5/15/54(14)	NZD	4,140	2,348,443
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/40(7)(14)(23)	NZD	91,475	51,699,932
Security	Principal Amount (000's omitted)		Value
New Zealand (continued)
New Zealand Government Bonds Inflation-Linked: (continued)
3.25%, 9/20/50(14)(23)	NZD	109,235	$ 65,925,284
			$ 378,582,585
Nigeria — 1.0%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	47,578,457	$ 36,447,124
18.50%, 2/21/31	NGN	9,820,019	7,644,689
19.00%, 2/21/34	NGN	24,824,175	20,508,972
22.60%, 1/29/35	NGN	10,474,688	10,190,005
			$ 74,790,790
Paraguay — 0.5%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	147,849,000	$ 24,215,370
7.90%, 2/9/31(7)	PYG	18,824,000	3,083,079
8.50%, 3/4/35(3)	PYG	44,065,000	7,294,038
			$ 34,592,487
Poland — 1.9%
Republic of Poland Government Bonds, 2.00%, 8/25/36(23)	PLN	547,441	$ 138,605,449
			$ 138,605,449
Serbia — 0.5%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	402,310	$ 3,883,381
7.00%, 10/26/31	RSD	2,801,920	30,562,633
			$ 34,446,014
Sri Lanka — 1.4%
Sri Lanka Government Bonds:
8.75%, 3/15/36(4)	LKR	242,761	$ 604,237
8.75%, 9/15/37(4)	LKR	242,761	594,827
8.75%, 9/15/38(4)	LKR	242,761	589,442
8.75%, 9/15/39(4)	LKR	242,761	584,674
8.75%, 9/15/40(4)	LKR	242,761	580,452
8.75%, 9/15/41(4)	LKR	242,761	576,714
8.75%, 9/15/42(4)	LKR	242,761	573,403
8.75%, 9/15/43(4)	LKR	242,761	570,471
9.00%, 10/1/32	LKR	738,000	2,135,765
9.00%, 6/1/33	LKR	200,000	568,585
9.00%, 11/1/33	LKR	6,703,000	18,979,923
9.75%, 7/1/30	LKR	6,185,000	19,176,458
10.25%, 9/15/34	LKR	2,860,000	8,608,519
10.35%, 10/15/29	LKR	505,000	1,603,591
11.00%, 10/15/28	LKR	2,388,000	7,696,842
11.00%, 9/15/29	LKR	1,770,000	5,719,626
11.00%, 12/15/29	LKR	3,190,000	10,306,378
11.00%, 5/15/30	LKR	256,000	827,844

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/30	LKR	1,175,000	$ 3,797,966
11.25%, 3/15/31	LKR	210,000	683,990
11.50%, 12/15/32	LKR	1,320,000	4,274,654
11.75%, 6/15/29	LKR	252,000	829,451
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(3)(21)	USD	14,048	9,370,965
			$ 99,254,777
Suriname — 1.5%
Suriname Government International Bonds:
7.70%, 11/6/30(3)(14)	USD	20,880	$ 21,730,860
7.70%, 11/6/30(7)	USD	3,609	3,756,067
8.50%, 11/6/35(3)(14)	USD	77,060	83,741,102
			$ 109,228,029
Tunisia — 0.0%†
Tunisian Republic, 3.50%, 2/3/33	JPY	400,000	$ 2,071,758
			$ 2,071,758
Turkey — 0.1%
Turkiye Government Bonds, 40.918%, 7/4/29(24)	TRY	356,175	$ 7,898,403
			$ 7,898,403
Uganda — 2.0%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	1,572,500	$ 403,241
14.375%, 2/3/33	UGX	11,158,600	2,915,840
15.00%, 6/18/43	UGX	55,618,000	14,288,345
15.80%, 6/23/39	UGX	292,811,800	78,942,976
16.25%, 11/8/35	UGX	162,706,900	45,627,876
			$ 142,178,278
Ukraine — 1.4%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(21)	USD	2,101	$ 1,073,527
0.00% to 2/1/27, 2/1/36(7)(21)	USD	10,512	5,376,044
4.00% to 2/1/27, 2/1/32(7)(21)	USD	9,553	7,335,466
4.50% to 2/1/27, 2/1/29(7)(21)	USD	5,799	4,529,696
4.50% to 2/1/27, 2/1/34(7)(21)	USD	47,258	29,047,487
4.50% to 2/1/27, 2/1/35(7)(21)	USD	69,797	42,256,709
4.50% to 2/1/27, 2/1/36(7)(21)	USD	24,453	14,538,970
			$ 104,157,899
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 5.00%, 4/30/34(7)	USD	8,000	$ 8,196,982
			$ 8,196,982
Uzbekistan — 4.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 20,109,806
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds:
1.00%, 4/13/29	UZS	564,642,500	$ 47,918,616
12.25%, 4/13/29	UZS	846,963,750	71,877,923
12.25%, 4/13/29(7)	UZS	846,963,750	71,877,923
15.50%, 2/25/28(7)	UZS	510,000,000	45,909,695
16.25%, 10/12/26(7)	UZS	367,300,000	31,928,295
16.625%, 5/29/27(7)	UZS	60,000,000	5,328,308
			$ 294,950,566
Venezuela — 1.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(9)	USD	12,618	$ 5,472,841
7.00%, 12/1/18(7)(9)	USD	15,119	6,671,259
7.00%, 3/31/38(7)(9)	USD	846	399,735
7.65%, 4/21/25(7)(9)	USD	14,979	7,111,280
7.75%, 10/13/19(7)(9)	USD	26,661	12,257,349
8.25%, 10/13/24(7)(9)(14)	USD	33,078	16,001,579
9.00%, 5/7/23(7)(9)	USD	21,487	10,824,127
9.25%, 9/15/27(9)(14)	USD	12,103	6,387,358
9.25%, 5/7/28(7)(9)	USD	8,187	4,185,348
9.375%, 1/13/34(9)	USD	1,530	803,250
11.75%, 10/21/26(7)(9)	USD	6,970	3,988,468
11.95%, 8/5/31(7)(9)	USD	19,469	11,121,666
12.75%, 8/23/22(7)(9)(14)	USD	29,642	16,925,354
13.625%, 8/15/18(7)(9)	USD	4,253	2,413,577
13.625%, 8/15/49(9)	USD	3,536	2,006,680
			$ 106,569,871
Zambia — 2.6%
Zambia Government Bonds:
13.00%, 9/20/31(7)	ZMW	19,196	$ 962,607
13.00%, 6/26/33	ZMW	48,444	2,323,578
14.00%, 7/24/38	ZMW	17,389	803,461
14.50%, 2/16/28	ZMW	156,822	8,464,905
14.90%, 2/16/29	ZMW	177,500	9,647,188
14.98%, 2/16/31	ZMW	7,269	391,533
16.00%, 10/27/28	ZMW	54,785	3,044,184
16.00%, 11/24/28	ZMW	34,242	1,904,718
16.00%, 2/16/33	ZMW	174,735	9,479,812
16.10%, 1/26/31	ZMW	68,483	3,825,810
16.49%, 11/24/30	ZMW	78,755	4,457,376
16.60%, 2/16/36	ZMW	338,317	18,303,361
16.85%, 1/26/33	ZMW	101,376	5,633,151
16.95%, 12/22/32	ZMW	69,850	3,936,316
17.00%, 11/24/32	ZMW	92,335	5,158,151
17.19%, 1/26/36	ZMW	208,496	11,521,934
17.50%, 11/24/35	ZMW	109,572	6,128,467
17.50%, 12/22/35	ZMW	77,842	4,348,708
17.59%, 2/16/41	ZMW	1,176,683	63,450,481
18.49%, 5/27/32	ZMW	19,196	1,159,615
18.79%, 1/26/41	ZMW	68,482	3,887,357

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
18.99%, 10/27/40	ZMW	67,555	$ 3,871,018
18.99%, 11/24/40	ZMW	102,723	5,889,589
19.00%, 6/23/35	ZMW	34,242	1,995,859
19.00%, 8/18/35	ZMW	34,242	2,010,907
19.00%, 9/29/35	ZMW	11,985	703,382
22.50%, 11/25/34	ZMW	30,817	2,150,919
22.80%, 2/17/40	ZMW	2,587	170,924
26.50%, 4/30/39	ZMW	7,302	584,692
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	4,040	2,768,628
			$ 188,978,631
Total Sovereign Government Bonds (identified cost $3,283,620,221)			$3,491,567,133

Sovereign Loans — 1.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27(24)	USD	1,897	$ 1,916,020
			$ 1,916,020
Bahamas — 0.3%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(24)	EUR	20,123	$ 24,195,376
			$ 24,195,376
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(24)	EUR	2,262	$ 2,654,796
			$ 2,654,796
Tanzania — 0.8%
Government of the United Republic of Tanzania:
Term Loan, 9.068%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(24)	USD	14,727	$ 14,635,227
Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(24)	USD	44,841	44,616,992
			$ 59,252,219
Total Sovereign Loans (identified cost $86,106,314)			$ 88,018,411

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-3, Class A, 2.74%, 5/24/44(3)	$59,067	$ 3,434,553
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,105,643)		$ 3,434,553

Short-Term Investments — 36.3%
Affiliated Fund — 10.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(27)	730,577,249	$ 730,577,249
Total Affiliated Fund (identified cost $730,577,249)		$ 730,577,249

Repurchase Agreements — 14.1%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 9/11/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,014,868(28)	EUR	1,802	$ 2,115,210
Dated 1/12/26 with an interest rate of 1.75%, collateralized by USD 11,517,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,063,248(28)	USD	13,345	13,345,324
Dated 1/12/26 with an interest rate of 2.75%, collateralized by USD 6,435,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $6,740,210(28)	USD	7,457	7,456,556
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,621,279(28)	USD	7,961	7,961,336
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,190,992(28)	USD	14,911	14,911,180

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,787,959(28)	USD	7,226	$ 7,225,738
Dated 1/16/26 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,716,226(28)	EUR	6,083	7,138,724
Dated 2/10/26 with an interest rate of 2.76%, collateralized by USD 10,673,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $11,136,335(28)	USD	11,847	11,847,030
Dated 3/10/26 with an interest rate of 3.25%, collateralized by USD 6,066,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $4,611,969(28)	USD	5,065	5,065,110
Dated 3/25/26 with an interest rate of 3.15%, collateralized by USD 12,027,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $12,546,774(28)	USD	12,388	12,387,810
Dated 4/2/26 with an interest rate of 2.75%, collateralized by USD 1,977,000 Egypt Government International Bonds, 8.15%, due 11/20/59 and a market value, including accrued interest, of $1,775,356(28)	USD	1,797	1,796,599
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 1,500,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $1,218,099(28)	USD	1,245	1,245,000
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 18,212,000 Saudi Government International Bonds, 3.75%, due 1/21/55 and a market value, including accrued interest, of $12,733,378(28)	USD	13,181	13,180,935
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 19,004,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $14,732,423(28)	USD	15,773	15,773,320
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 19,666,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $12,681,626(28)	USD	13,127	13,127,055
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 19,667,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $19,123,310(28)	USD	20,405	20,404,512
Dated 4/2/26 with an interest rate of 3.15%, collateralized by USD 20,587,000 Saudi Government International Bonds, 5.00%, due 1/18/53 and a market value, including accrued interest, of $18,037,245(28)	USD	18,708	18,708,436
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 4/7/26 with an interest rate of 2.75%, collateralized by USD 19,004,000 Saudi Government International Bonds, 3.25%, due 11/17/51 and a market value, including accrued interest, of $12,459,168(28)	USD	12,875	$ 12,875,210
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 9,502,000 Saudi Government International Bonds, 3.45%, due 2/2/61 and a market value, including accrued interest, of $6,031,804(28)	USD	6,461	6,461,360
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 15,837,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $13,878,750(28)	USD	15,164	15,163,928
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 8,771,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $8,285,875(28)	USD	8,881	8,880,638
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 11,761,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $9,942,165(28)	USD	10,820	10,820,120
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 6,258,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $6,528,454(28)	USD	7,352	7,351,523
JPMorgan Chase Bank, N.A.:
Dated 4/7/26 with an interest rate of 1.50%, collateralized by USD 11,204,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $11,735,402(28)	USD	11,880	11,880,130
Dated 4/16/26 with an interest rate of 2.85%, collateralized by USD 39,592,000 Saudi Government International Bonds, 5.75%, due 1/16/54 and a market value, including accrued interest, of $38,717,434(28)	USD	38,999	38,998,670
Dated 4/16/26 with an interest rate of 3.15%, collateralized by USD 19,796,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $17,348,218(28)	USD	17,453	17,453,473
Merrill Lynch International:
Dated 12/12/25 with an interest rate of 2.75%, collateralized by USD 6,007,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,651,757(28)	USD	6,803	6,802,928
Dated 3/30/26 with an interest rate of 3.50%, collateralized by USD 7,867,000 Abu Dhabi Government International Bonds, 4.25%, due 3/5/36 and a market value, including accrued interest, of $7,640,156(28)	USD	7,523	7,522,819

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Merrill Lynch International: (continued)
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 19,666,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $19,122,338(28)	USD	19,912	$ 19,911,825
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 23,600,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $15,218,467(28)	USD	15,458	15,458,000
Nomura International PLC:
Dated 12/11/25 with an interest rate of 1.65%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,407,365(28)	USD	3,432	3,432,099
Dated 12/11/25 with an interest rate of 3.15%, collateralized by USD 19,297,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $18,253,367(28)	USD	19,147	19,147,448
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,087,325(28)	USD	2,243	2,243,480
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 40,800,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $32,408,400(28)	USD	35,129	35,128,800
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 49,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $49,184,400(28)	USD	51,806	51,806,254
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 21,200,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $20,449,929(28)	USD	22,215	22,215,480
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 23,300,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $18,507,738(28)	USD	20,074	20,073,532
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 34,800,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $27,980,502(28)	USD	30,383	30,383,010
Dated 1/28/26 with an interest rate of 0.75%, collateralized by USD 8,571,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $8,438,423(28)	USD	9,258	9,258,287
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 40,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $39,175,273(28)	USD	41,941	$ 41,941,200
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 40,454,000 Indonesia Government International Bonds, 4.65%, due 9/20/32 and a market value, including accrued interest, of $40,416,952(28)	USD	43,377	43,377,206
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 7,947,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $8,006,642(28)	USD	8,641	8,640,574
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 15,956,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $15,584,318(28)	USD	17,550	17,549,605
Dated 2/19/26 with an interest rate of 3.20%, collateralized by EUR 19,900,000 Hungary Government International Bonds, 4.50%, due 6/16/34 and a market value, including accrued interest, of $24,869,524(28)	USD	26,054	26,053,516
Dated 2/23/26 with an interest rate of 3.20%, collateralized by USD 8,260,000 Hungary Government International Bonds, 6.75%, due 9/25/52 and a market value, including accrued interest, of $8,961,952(28)	USD	9,709	9,709,424
Dated 2/23/26 with an interest rate of 3.25%, collateralized by USD 36,400,000 Indonesia Government International Bonds, 3.85%, due 10/15/30 and a market value, including accrued interest, of $35,478,991(28)	USD	38,144	38,144,165
Dated 2/24/26 with an interest rate of 3.20%, collateralized by USD 15,854,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $15,972,985(28)	USD	17,246	17,245,984
Dated 2/25/26 with an interest rate of 3.20%, collateralized by EUR 5,672,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $3,587,115(28)	USD	3,696	3,695,646
Dated 2/25/26 with an interest rate of 3.20%, collateralized by USD 15,485,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $15,601,215(28)	USD	16,885	16,885,231
Dated 2/26/26 with an interest rate of 3.20%, collateralized by USD 12,764,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $13,159,718(28)	USD	14,127	14,127,259
Dated 3/5/26 with an interest rate of 3.05%, collateralized by USD 21,505,000 Global Sukuk Ventures, 4.250%, due 11/10/35 and a market value, including accrued interest, of $21,459,422(28)	USD	22,721	22,721,377

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 16,110,000 Abu Dhabi Government International Bonds, 3.125%, due 9/30/49 and a market value, including accrued interest, of $10,800,528(28)	USD	11,989	$ 11,988,861
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 20,310,000 Qatar Government International Bonds, 5.103%, due 4/23/48 and a market value, including accrued interest, of $19,365,752(28)	USD	21,299	21,298,843
Dated 3/13/26 with an interest rate of 3.20%, collateralized by USD 11,817,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $11,541,733(28)	USD	12,172	12,172,101
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 2,400,000 Hungary Government International Bonds, 7.625%, due 3/29/41 and a market value, including accrued interest, of $2,837,223(28)	USD	2,958	2,957,976
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 11,925,000 Hungary Government International Bonds, 5.50%, due 6/16/34 and a market value, including accrued interest, of $12,351,995(28)	USD	12,579	12,578,848
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 7,909,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $8,154,200(28)	USD	8,164	8,164,105
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 39,591,000 Saudi Government International Bonds, 4.875%, due 1/12/36 and a market value, including accrued interest, of $39,584,150(28)	USD	40,856	40,855,537
Dated 4/2/26 with an interest rate of 2.80%, collateralized by USD 19,667,000 UAE International Government Bonds, 4.857%, due 7/2/34 and a market value, including accrued interest, of $20,390,143(28)	USD	21,084	21,084,007
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 7,918,000 Saudi Government International Bonds, 4.875%, due 7/18/33 and a market value, including accrued interest, of $7,999,083(28)	USD	8,322	8,322,214
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 15,623,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $12,111,379(28)	USD	12,951	12,951,076
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 23,434,000 Saudi Government International Bonds, 5.25%, due 1/16/50 and a market value, including accrued interest, of $21,755,666(28)	USD	22,391	22,391,187
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 3,989,000 Egypt Government International Bonds, 8.75%, due 9/30/51 and a market value, including accrued interest, of $3,723,645(28)	USD	4,015	4,014,629
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 4,833,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $3,674,521(28)	USD	3,930	$ 3,930,316
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 6,372,000 Qatar Government International Bonds, 4.817%, due 3/14/49 and a market value, including accrued interest, of $5,847,393(28)	USD	6,155	6,155,352
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 10,306,000 Egypt Government International Bonds, 8.875%, due 5/29/50 and a market value, including accrued interest, of $10,045,350(28)	USD	10,810	10,810,479
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 12,230,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $9,931,567(28)	USD	10,902	10,902,434
Total Repurchase Agreements (identified cost $1,017,545,500)			$1,017,628,041

Sovereign Government Securities — 9.5%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	790,730	$ 9,482,891
			$ 9,482,891
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	27,316,791	$ 58,723,255
			$ 58,723,255
Nigeria — 8.5%
Nigeria OMO Bills:
0.00%, 5/19/26	NGN	22,851,680	$ 16,556,109
0.00%, 5/26/26	NGN	119,461,925	86,200,996
0.00%, 6/2/26	NGN	51,582,638	36,963,601
0.00%, 6/23/26	NGN	37,417,178	26,589,567
0.00%, 6/30/26	NGN	96,758,571	68,510,957
0.00%, 7/7/26	NGN	33,110,415	23,361,467
0.00%, 7/10/26	NGN	3,894,537	2,727,464
0.00%, 7/14/26	NGN	134,599,485	94,641,019
0.00%, 7/28/26	NGN	15,354,395	10,724,245
0.00%, 8/4/26	NGN	12,905,236	8,982,706
0.00%, 8/11/26	NGN	93,489,986	64,847,492
0.00%, 8/18/26	NGN	13,343,333	9,154,144
0.00%, 8/25/26	NGN	10,572,185	7,282,958
0.00%, 9/1/26	NGN	14,234,560	9,772,708
0.00%, 9/8/26	NGN	34,682,922	23,689,827
0.00%, 9/22/26	NGN	15,438,704	10,402,336

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 1/12/27	NGN	109,636,543	$ 71,081,809
0.00%, 1/19/27	NGN	63,799,015	41,254,923
			$ 612,744,328
Total Sovereign Government Securities (identified cost $661,150,543)			$ 680,950,474

U.S. Treasury Obligations — 2.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(29)	$52,700	$ 52,631,918
0.00%, 5/21/26(29)	25,626	25,574,939
0.00%, 5/28/26(29)	1,690	1,685,481
0.00%, 6/11/26(29)	1,698	1,691,048
0.00%, 6/18/26(29)	16,549	16,469,695
0.00%, 7/9/26(29)	53,370	53,001,875
0.00%, 7/16/26(29)	36,630	36,353,062
Total U.S. Treasury Obligations (identified cost $187,409,346)		$ 187,408,018
Total Short-Term Investments (identified cost $2,596,682,638)		$2,616,563,782

Total Purchased Options and Swaptions — 0.3% (identified cost $39,386,977)	$ 21,155,396
Total Investments — 110.9% (identified cost $7,564,758,527)	$7,990,455,947
Less Unfunded Loan Commitments — (1.7)%	$ (120,299,206)
Net Investments — 109.2% (identified cost $7,444,459,321)	$7,870,156,741
Total Written Options — (0.0)%† (premiums received $6,131,228)	$ (1,830,314)

Securities Sold Short — (14.8)%
Exchange-Traded Funds — (4.1)%
Security	Shares	Value
United States — (4.1)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (87,516,189)
iShares JPMorgan USD Emerging Markets Bond ETF	(2,120,819)	(203,174,460)
Total Exchange-Traded Funds (proceeds $282,163,167)		$ (290,690,649)
Sovereign Government Bonds — (10.7)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (7,392,700)
			$ (7,392,700)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (18,140,801)
			$ (18,140,801)
Bahrain — (0.3)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(8,771)	$ (8,062,489)
7.50%, 7/7/37(7)	USD	(10,673)	(10,882,851)
			$ (18,945,340)
Egypt — (0.9)%
Egypt Government International Bonds:
7.30%, 9/30/33(7)	USD	(27,773)	$ (26,951,467)
7.50%, 2/16/61(7)	USD	(5,839)	(4,650,419)
7.625%, 5/29/32(7)	USD	(20,673)	(20,648,362)
8.75%, 9/30/51(7)	USD	(3,989)	(3,693,589)
8.875%, 5/29/50(7)	USD	(10,306)	(9,659,161)
			$ (65,602,998)
Hungary — (1.1)%
Hungary Government International Bonds:
1.50%, 11/17/50(7)	EUR	(5,651)	$ (3,528,861)
4.50%, 6/16/34(7)	EUR	(19,900)	(23,950,976)
5.50%, 6/16/34(7)	USD	(11,925)	(12,106,042)
5.50%, 3/26/36(7)	USD	(39,286)	(39,370,771)
7.625%, 3/29/41	USD	(2,400)	(2,820,956)
			$ (81,777,606)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia — (3.6)%
Indonesia Government International Bonds:
3.85%, 10/15/30	USD	(36,400)	$ (35,416,707)
4.20%, 10/15/50	USD	(64,100)	(50,796,485)
4.30%, 3/31/52	USD	(34,800)	(27,851,645)
4.65%, 9/20/32	USD	(40,454)	(40,202,715)
4.90%, 4/16/36	USD	(40,000)	(39,093,606)
5.45%, 9/20/52	USD	(21,200)	(20,318,341)
5.65%, 1/11/53	USD	(49,290)	(48,333,463)
			$ (262,012,962)
Kazakhstan — (0.4)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (14,155,421)
6.50%, 7/21/45(7)	USD	(14,022)	(15,273,865)
			$ (29,429,286)
Poland — (0.2)%
Republic of Poland Government International Bonds, 1.00%, 3/7/29(7)	EUR	(10,844)	$ (12,119,281)
			$ (12,119,281)
Qatar — (0.6)%
Global Sukuk Ventures, 4.25%, 11/10/35(7)	USD	(21,505)	$ (21,025,289)
Qatar Government International Bonds:
4.817%, 3/14/49(7)	USD	(6,372)	(5,807,320)
5.103%, 4/23/48(7)	USD	(20,310)	(19,342,721)
			$ (46,175,330)
Saudi Arabia — (1.8)%
Saudi Government International Bonds:
3.45%, 2/2/61(7)	USD	(9,502)	$ (5,950,760)
4.875%, 7/18/33(7)	USD	(7,918)	(7,888,643)
4.875%, 1/12/36(7)	USD	(39,591)	(38,999,770)
5.00%, 4/17/49(7)	USD	(35,633)	(31,157,682)
5.25%, 1/16/50(7)	USD	(15,730)	(14,362,558)
5.75%, 1/16/54(7)	USD	(35,633)	(34,248,291)
			$ (132,607,704)
United Arab Emirates — (1.4)%
Abu Dhabi Government International Bonds:
3.00%, 9/15/51(7)	USD	(33,826)	$ (21,683,040)
3.125%, 9/30/49(7)	USD	(16,110)	(10,757,176)
4.25%, 3/5/36(7)	USD	(7,867)	(7,588,146)
5.50%, 4/30/54(7)	USD	(39,333)	(38,239,638)
Security	Principal Amount (000's omitted)		Value
United Arab Emirates (continued)
UAE International Government Bonds, 4.857%, 7/2/34(7)	USD	(19,667)	$ (20,074,387)
			$ (98,342,387)
Total Sovereign Government Bonds (proceeds $774,639,336)			$ (772,546,395)
Total Securities Sold Short (proceeds $1,056,802,503)			$(1,063,237,044)

Other Assets, Less Liabilities — 5.6%	$ 400,583,242
Net Assets — 100.0%	$7,205,672,625
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $358,480,510 or 5.0% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $819,207,385 or 11.4% of the Portfolio's net assets.
(8)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security (see Note 5).
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $120,299,206. See Note 1F for description.
(21)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(22)	When-issued security.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	Bank of America, N.A.	EUR	383,294,000	EUR	1.13	7/23/26	$ 681,527
Call USD vs. Put EUR	Barclays Bank PLC	EUR	280,991,000	EUR	1.10	1/25/27	1,179,311
Call USD vs. Put EUR	Citibank, N.A.	EUR	241,000,000	EUR	1.12	5/27/26	57,136
Call USD vs. Put EUR	Goldman Sachs International	EUR	377,000,000	EUR	1.12	5/27/26	88,493
Put USD vs. Call CNH	Bank of America, N.A.	USD	82,000,000	CNH	6.60	11/4/26	210,494
Put USD vs. Call CNH	Barclays Bank PLC	USD	63,180,000	CNH	6.75	7/7/26	128,887
Put USD vs. Call CNH	Barclays Bank PLC	USD	14,520,000	CNH	6.72	7/16/26	23,188
Put USD vs. Call CNH	Barclays Bank PLC	USD	76,000,000	CNH	6.60	11/4/26	195,092
Put USD vs. Call CNH	Citibank, N.A.	USD	78,500,000	CNH	6.72	7/16/26	125,365
Put USD vs. Call CNH	Citibank, N.A.	USD	48,000,000	CNH	6.60	11/4/26	123,216
Put USD vs. Call CNH	Goldman Sachs International	USD	71,000,000	CNH	6.60	11/4/26	182,257
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	108,000,000	CNH	6.72	7/15/26	164,268
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	99,000,000	CNH	6.60	11/4/26	254,133
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	47,388
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	25,323
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	24,696

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call KRW	Bank of America, N.A.	USD	50,700,000	KRW	1,440.00	9/8/26	$ 399,415
Put USD vs. Call KRW	Barclays Bank PLC	USD	38,000,000	KRW	1,420.00	9/17/26	382,546
Put USD vs. Call KRW	Barclays Bank PLC	USD	35,000,000	KRW	1,425.00	10/1/26	422,590
Put USD vs. Call KRW	Citibank, N.A.	USD	33,000,000	KRW	1,440.00	9/10/26	261,525
Put USD vs. Call KRW	Citibank, N.A.	USD	39,000,000	KRW	1,420.00	9/22/26	404,703
Put USD vs. Call KRW	Goldman Sachs International	USD	54,000,000	KRW	1,440.00	8/4/26	379,836
Put USD vs. Call KRW	Goldman Sachs International	USD	1,600,000	KRW	1,440.00	8/7/26	11,414
Put USD vs. Call KRW	Goldman Sachs International	USD	37,000,000	KRW	1,420.00	9/21/26	379,472
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	56,000,000	KRW	1,440.00	8/6/26	397,880
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	28,400,000	KRW	1,440.00	8/6/26	201,782
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	32,000,000	KRW	1,440.00	9/8/26	252,096
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	35,000,000	KRW	1,420.00	9/28/26	374,570
Put USD vs. Call KRW	Standard Chartered Bank	USD	23,700,000	KRW	1,440.00	9/14/26	189,244
Total							$7,567,847
Purchased Call Futures Style Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value/Unrealized Appreciation (Depreciation)
Dutch TTF Natural Gas Futures 09/26	793	EUR	26,258,450	USD	85.00	8/26/26	$(4,417,031)
ICE Brent Crude Oil Futures 07/26	1,473	USD	154,768,110	USD	150.00	5/26/26	(4,974,215)
Total							$(9,391,246)
Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	242,415,000	1/27/27	$2,213,007
Total					$2,213,007
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
LME Primary Aluminum Futures 12/26	1,617	$139,486,463	$3,700.00	12/2/26	$5,359,142
Total					$5,359,142

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
CME E-mini S&P 500 Index Futures 06/26	955	USD	345,889,063	USD	6,100	6/18/26	$ 635,075
Euro STOXX 50 Index	2,227	EUR	130,981,228	EUR	5,350	5/15/26	219,625
NYMEX Light Sweet Crude Oil Futures 06/26	341	USD	35,828,870	USD	42	5/14/26	3,410
NYMEX Light Sweet Crude Oil Futures 06/26	294	USD	30,890,580	USD	50	5/14/26	2,940
NYMEX Light Sweet Crude Oil Futures 06/26	755	USD	79,327,850	USD	60	5/14/26	22,650
NYMEX Light Sweet Crude Oil Futures 09/26	926	USD	97,294,820	USD	60	8/17/26	777,840
NYMEX Light Sweet Crude Oil Futures 12/26	473	USD	49,698,110	USD	50	11/17/26	373,670
NYMEX Light Sweet Crude Oil Futures 12/26	976	USD	102,548,320	USD	55	11/17/26	1,220,000
NYMEX Light Sweet Crude Oil Futures 12/26	253	USD	26,582,710	USD	58	11/17/26	412,390
NYMEX Light Sweet Crude Oil Futures 12/26	1,204	USD	126,504,280	USD	60	11/17/26	2,347,800
Total							$6,015,400
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,038,000	BRL	7.00	7/12/27	$ (659,419)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	5,630,000	BRL	7.00	7/14/27	(531,179)
Call USD vs. Put KRW	Barclays Bank PLC	USD	38,000,000	KRW	1,590.00	9/17/26	(164,692)
Call USD vs. Put KRW	Barclays Bank PLC	USD	35,000,000	KRW	1,610.00	10/1/26	(131,250)
Call USD vs. Put KRW	Citibank, N.A.	USD	39,000,000	KRW	1,630.00	9/22/26	(102,336)
Call USD vs. Put KRW	Goldman Sachs International	USD	37,000,000	KRW	1,600.00	9/21/26	(143,893)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	35,000,000	KRW	1,630.00	9/28/26	(97,545)
Total							$(1,830,314)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	44,383,562	USD	8,892,488	5/4/26	$ 70,629
USD	8,869,705	BRL	44,383,562	5/4/26	(93,412)
BRL	135,616,438	USD	27,185,815	5/5/26	201,486
BRL	107,700,000	USD	21,559,403	5/5/26	190,263
USD	48,772,538	BRL	243,316,438	5/5/26	(364,430)
PHP	37,354,270	USD	637,891	5/7/26	(30,255)
PHP	75,000,000	USD	1,308,521	5/7/26	(88,507)
PHP	372,445,730	USD	6,410,426	5/7/26	(351,903)
USD	5,234,863	PHP	293,100,000	5/7/26	467,047
USD	2,084,115	PHP	116,700,000	5/7/26	185,772
USD	1,340,411	PHP	75,000,000	5/7/26	120,396

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	182,338,500	USD	3,166,259	5/12/26	$ (200,145)
PHP	248,810,849	USD	4,261,262	5/12/26	(213,838)
PHP	429,984,000	USD	7,341,996	5/12/26	(347,415)
PHP	417,603,700	USD	7,140,966	5/12/26	(347,776)
PHP	465,800,000	USD	7,961,713	5/12/26	(384,510)
PHP	374,554,469	USD	6,485,230	5/12/26	(392,325)
PHP	374,616,200	USD	6,504,883	5/12/26	(410,973)
PHP	369,645,900	USD	6,434,499	5/12/26	(421,442)
PHP	503,941,310	USD	8,785,588	5/12/26	(587,937)
PHP	515,980,000	USD	8,986,850	5/12/26	(593,365)
PHP	609,140,000	USD	10,653,026	5/12/26	(744,100)
PHP	687,397,300	USD	11,981,825	5/12/26	(799,882)
PHP	1,027,802,600	USD	17,572,279	5/12/26	(852,938)
PHP	1,325,000,000	USD	22,707,798	5/12/26	(1,153,925)
PHP	1,198,551,900	USD	20,848,007	5/12/26	(1,351,074)
USD	19,422,666	PHP	1,090,000,000	5/12/26	1,691,555
USD	14,407,684	PHP	810,000,000	5/12/26	1,231,354
USD	13,178,985	PHP	740,000,000	5/12/26	1,141,350
USD	13,535,784	PHP	762,200,000	5/12/26	1,137,020
USD	13,005,523	PHP	730,000,000	5/12/26	1,130,559
USD	12,430,302	PHP	700,000,000	5/12/26	1,043,350
USD	12,412,448	PHP	700,000,000	5/12/26	1,025,496
USD	10,634,150	PHP	600,000,000	5/12/26	873,905
USD	7,862,364	PHP	441,000,000	5/12/26	688,584
USD	7,094,840	PHP	400,000,000	5/12/26	588,011
USD	7,093,834	PHP	400,000,000	5/12/26	587,004
USD	6,449,532	PHP	362,000,000	5/12/26	560,852
USD	4,705,778	PHP	264,700,000	5/12/26	399,883
USD	4,261,226	PHP	237,900,000	5/12/26	391,289
USD	3,205,300	PHP	179,000,000	5/12/26	293,494
USD	3,189,025	PHP	179,000,000	5/12/26	277,219
USD	1,947,096	PHP	108,500,000	5/12/26	182,119
CLP	31,116,000,000	USD	34,755,995	5/13/26	(174,929)
BRL	356,000,000	USD	70,699,869	6/2/26	674,373
BRL	243,316,438	USD	48,432,266	6/2/26	350,112
BRL	75,555,556	USD	15,018,208	6/2/26	129,883
BRL	9,444,444	USD	1,873,965	6/2/26	19,547
BRL	44,383,562	USD	8,800,413	6/3/26	95,760
CLP	7,521,500,000	USD	8,139,183	6/17/26	220,212
CLP	3,335,800,000	USD	3,762,251	6/17/26	(54,843)
CLP	9,233,000,000	USD	10,372,875	6/17/26	(111,320)
CLP	7,578,100,000	USD	8,548,047	6/17/26	(125,747)
CLP	16,103,000,000	USD	18,163,873	6/17/26	(267,000)
EUR	27,940,000	USD	32,336,426	6/17/26	520,328

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	43,374,216	USD	50,698,603	6/17/26	$ 308,409
EUR	15,158,896	USD	17,544,185	6/17/26	282,305
EUR	29,394,980	USD	34,358,763	6/17/26	209,011
EUR	26,159,593	USD	30,577,033	6/17/26	186,006
EUR	22,298,587	USD	26,064,038	6/17/26	158,553
EUR	8,055,561	USD	9,323,123	6/17/26	150,019
EUR	20,820,119	USD	24,335,908	6/17/26	148,040
EUR	18,221,432	USD	21,298,394	6/17/26	129,562
EUR	6,804,000	USD	7,874,626	6/17/26	126,711
EUR	14,566,404	USD	17,026,160	6/17/26	103,573
EUR	4,935,154	USD	5,711,712	6/17/26	91,908
EUR	5,388,517	USD	6,298,449	6/17/26	38,315
EUR	1,802,376	USD	2,085,984	6/17/26	33,566
EUR	514,058	USD	594,946	6/17/26	9,573
INR	417,213,577	USD	4,441,112	6/17/26	(68,095)
INR	732,000,000	USD	7,795,527	6/17/26	(123,082)
INR	1,098,000,000	USD	11,690,801	6/17/26	(182,133)
TWD	2,255,000,000	USD	71,049,356	6/17/26	212,905
TWD	753,000,000	USD	23,620,211	6/17/26	176,012
TWD	450,500,000	USD	14,119,159	6/17/26	117,492
TWD	269,270,000	USD	8,447,660	6/17/26	61,781
TWD	751,000,000	USD	23,681,703	6/17/26	51,316
USD	10,717,410	CLP	9,900,100,000	6/17/26	(285,561)
USD	11,734,831	CLP	10,857,300,000	6/17/26	(331,972)
USD	58,690,040	CLP	54,130,000,000	6/17/26	(1,470,037)
USD	209,962	EUR	181,416	6/17/26	(3,379)
USD	223,165	EUR	192,824	6/17/26	(3,591)
USD	731,612	EUR	632,143	6/17/26	(11,772)
USD	3,072,234	EUR	2,628,391	6/17/26	(18,689)
USD	1,670,717	EUR	1,443,568	6/17/26	(26,884)
USD	1,978,996	EUR	1,709,934	6/17/26	(31,844)
USD	9,415,864	EUR	8,055,561	6/17/26	(57,279)
USD	10,228,490	EUR	8,750,788	6/17/26	(62,222)
USD	4,991,940	EUR	4,313,241	6/17/26	(80,326)
USD	7,328,869	EUR	6,332,444	6/17/26	(117,929)
USD	26,182,576	EUR	22,400,000	6/17/26	(159,274)
USD	9,982,895	EUR	8,625,631	6/17/26	(160,635)
USD	17,924,190	EUR	15,487,236	6/17/26	(288,419)
USD	22,182,085	EUR	19,166,232	6/17/26	(356,933)
USD	24,906,544	EUR	21,520,277	6/17/26	(400,773)
USD	31,051,765	EUR	26,830,000	6/17/26	(499,656)
USD	32,280,196	EUR	27,891,415	6/17/26	(519,423)
USD	113,569,451	EUR	97,162,162	6/17/26	(690,865)
USD	44,252,148	EUR	38,235,673	6/17/26	(712,064)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	51,550,920	EUR	44,542,112	6/17/26	$ (829,509)
USD	54,555,509	EUR	47,138,200	6/17/26	(877,856)
USD	56,971,003	EUR	49,225,286	6/17/26	(916,724)
USD	61,663,736	EUR	53,280,000	6/17/26	(992,235)
USD	62,493,248	EUR	53,996,733	6/17/26	(1,005,583)
USD	64,359,675	EUR	55,609,403	6/17/26	(1,035,616)
USD	83,275,139	EUR	71,953,140	6/17/26	(1,339,986)
USD	132,170,951	EUR	114,201,129	6/17/26	(2,126,771)
USD	169,046,789	EUR	146,063,367	6/17/26	(2,720,143)
USD	103,654,180	INR	9,646,897,609	6/17/26	2,540,396
USD	29,505,047	INR	2,745,978,704	6/17/26	723,121
USD	20,973,889	INR	1,952,000,000	6/17/26	514,036
USD	16,062,673	INR	1,507,000,000	6/17/26	267,080
USD	15,039,104	INR	1,423,000,000	6/17/26	123,955
USD	15,992,071	INR	1,514,810,500	6/17/26	114,611
USD	8,653,444	INR	815,800,000	6/17/26	102,651
USD	4,007,640	INR	376,000,000	6/17/26	66,603
USD	5,259,826	INR	496,000,000	6/17/26	61,011
USD	3,735,489	INR	352,000,000	6/17/26	46,007
USD	3,734,193	INR	352,000,000	6/17/26	44,712
USD	3,984,746	INR	377,000,000	6/17/26	33,227
USD	4,098,029	INR	388,189,500	6/17/26	29,228
USD	3,979,396	INR	377,000,000	6/17/26	27,877
USD	3,957,241	INR	375,000,000	6/17/26	26,685
USD	3,969,773	INR	376,500,000	6/17/26	23,495
USD	3,973,817	INR	377,000,000	6/17/26	22,298
USD	3,973,160	INR	377,000,000	6/17/26	21,641
USD	3,967,811	INR	376,500,000	6/17/26	21,533
USD	2,973,050	INR	282,000,000	6/17/26	17,272
USD	61,245	INR	5,700,000	6/17/26	1,501
USD	69,275,135	PHP	4,101,850,000	6/17/26	2,581,535
USD	24,363,332	PHP	1,442,577,276	6/17/26	907,899
USD	14,847,972	PHP	895,110,000	6/17/26	294,025
USD	13,438,405	PHP	808,588,844	6/17/26	291,240
USD	12,275,810	PHP	744,000,000	6/17/26	178,820
USD	10,423,304	PHP	631,548,000	6/17/26	154,716
USD	7,473,767	PHP	451,210,000	6/17/26	137,365
USD	6,700,050	PHP	404,080,000	6/17/26	129,953
USD	7,447,369	PHP	450,752,000	6/17/26	118,414
USD	8,327,291	PHP	505,300,000	6/17/26	111,418
USD	5,674,318	PHP	342,360,000	6/17/26	107,752
USD	8,465,514	PHP	514,280,000	6/17/26	103,633
USD	7,375,833	PHP	447,381,156	6/17/26	101,686
USD	5,555,316	PHP	335,680,000	6/17/26	97,363

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,686,097	PHP	222,293,000	6/17/26	$ 71,747
USD	3,697,741	PHP	223,010,000	6/17/26	71,733
USD	3,583,096	PHP	216,290,000	6/17/26	66,351
USD	3,703,740	PHP	223,817,000	6/17/26	64,611
USD	3,712,932	PHP	224,420,000	6/17/26	63,998
USD	3,660,261	PHP	221,530,000	6/17/26	58,318
USD	3,730,252	PHP	225,960,000	6/17/26	56,279
USD	3,572,160	PHP	216,280,000	6/17/26	55,578
USD	3,324,089	PHP	201,360,000	6/17/26	50,097
TWD	363,300,200	USD	11,335,420	7/8/26	139,634
TWD	302,690,000	USD	9,438,416	7/8/26	122,228
TWD	302,750,000	USD	9,443,997	7/8/26	118,542
TWD	243,820,000	USD	7,611,050	7/8/26	90,150
TWD	242,210,000	USD	7,560,769	7/8/26	89,578
TWD	241,800,000	USD	7,553,653	7/8/26	83,744
TWD	120,920,000	USD	3,770,627	7/8/26	48,704
TWD	239,359,800	USD	7,520,605	7/8/26	39,717
TWD	188,900,000	USD	5,941,485	7/8/26	25,035
TWD	214,721,600	USD	6,786,397	7/8/26	(4,287)
TWD	170,651,400	USD	5,395,750	7/8/26	(5,624)
TWD	213,195,000	USD	6,743,050	7/8/26	(9,158)
TWD	211,057,800	USD	6,681,370	7/8/26	(14,983)
TWD	243,647,700	USD	7,712,811	7/8/26	(17,053)
TWD	266,127,400	USD	8,423,086	7/8/26	(17,293)
TWD	316,728,000	USD	10,021,769	7/8/26	(17,726)
TWD	173,025,400	USD	5,485,382	7/8/26	(20,271)
TWD	271,875,200	USD	8,607,731	7/8/26	(20,391)
TWD	188,970,500	USD	5,989,556	7/8/26	(20,810)
USD	184,696,832	IDR	3,142,801,300,000	9/17/26	4,305,501
USD	171,560,296	IDR	2,919,270,000,000	9/17/26	3,999,273
USD	14,920,402	IDR	257,749,950,000	9/17/26	126,003
TWD	153,862,000	USD	4,820,238	10/8/26	35,304
TWD	180,621,000	USD	5,668,319	10/8/26	31,677
TWD	114,081,000	USD	3,575,198	10/8/26	24,944
TWD	114,151,000	USD	3,581,767	10/8/26	20,584
TWD	169,226,700	USD	5,360,680	10/8/26	(20,262)
TWD	176,070,000	USD	5,584,613	10/8/26	(28,236)
TWD	241,860,000	USD	7,665,927	10/8/26	(33,364)
TWD	297,550,000	USD	9,434,113	10/8/26	(44,097)
TWD	281,304,768	USD	8,913,923	10/22/26	(37,424)
TWD	517,023,532	USD	16,372,385	10/22/26	(57,840)
					$9,747,928

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,293,933,395	USD	4,953,537	Deutsche Bank AG	5/4/26	$ —	$ (2,085)
KZT	156,661,095	USD	340,809	Deutsche Bank AG	5/4/26	—	(2,656)
KZT	2,137,272,300	USD	3,826,808	ICBC Standard Bank plc	5/4/26	786,491	—
UGX	2,923,688,000	USD	811,009	Citibank, N.A.	5/4/26	—	(34,735)
UGX	22,141,044,000	USD	5,947,928	Citibank, N.A.	5/4/26	—	(69,218)
UGX	12,875,755,000	USD	3,477,584	Deutsche Bank AG	5/4/26	—	(58,918)
UGX	25,263,267,000	USD	6,782,139	Standard Chartered Bank	5/4/26	—	(74,442)
UGX	29,390,200,000	USD	8,186,685	Standard Chartered Bank	5/4/26	—	(383,238)
USD	6,584,445	EGP	349,304,833	Citibank, N.A.	5/4/26	69,995	—
USD	338,295	KZT	156,661,095	Deutsche Bank AG	5/4/26	142	—
USD	4,477,715	KZT	2,293,933,395	Deutsche Bank AG	5/4/26	—	(473,737)
USD	6,041,213	UGX	22,141,044,000	Citibank, N.A.	5/4/26	162,503	—
USD	785,414	UGX	2,923,688,000	Citibank, N.A.	5/4/26	9,140	—
USD	3,458,919	UGX	12,875,755,000	Deutsche Bank AG	5/4/26	40,253	—
USD	5,345,668	UGX	19,271,134,000	Standard Chartered Bank	5/4/26	228,953	—
USD	3,563,779	UGX	12,829,604,000	Standard Chartered Bank	5/4/26	157,367	—
USD	2,102,515	UGX	7,842,380,364	Standard Chartered Bank	5/4/26	20,270	—
USD	14,791,443	UYU	595,917,655	Bank of America, N.A.	5/4/26	6,239	—
USD	14,629,131	UYU	595,917,655	Bank of America, N.A.	5/4/26	—	(156,073)
UYU	595,917,655	USD	14,791,443	Bank of America, N.A.	5/4/26	—	(6,239)
UYU	595,917,655	USD	14,954,019	Bank of America, N.A.	5/4/26	—	(168,815)
USD	6,505,145	EGP	349,342,565	Citibank, N.A.	5/5/26	—	(6,466)
USD	2,247,434	ZMW	42,701,237	Citibank, N.A.	5/5/26	—	(39,112)
EUR	4,530,991	USD	5,343,474	Bank of America, N.A.	5/8/26	—	(24,933)
EUR	1,017,042	USD	1,193,748	BNP Paribas	5/8/26	69	—
EUR	2,252,073	USD	2,646,795	BNP Paribas	5/8/26	—	(3,280)
EUR	90,320,588	USD	105,800,760	Citibank, N.A.	5/8/26	218,831	—
EUR	3,196,889	USD	3,744,808	Citibank, N.A.	5/8/26	7,746	—
EUR	1,709,934	USD	2,003,002	Citibank, N.A.	5/8/26	4,143	—
EUR	456,915	USD	535,226	Citibank, N.A.	5/8/26	1,107	—
EUR	55,856,615	USD	65,739,980	Citibank, N.A.	5/8/26	—	(174,690)
EUR	12,593,153	USD	14,726,413	Deutsche Bank AG	5/8/26	55,609	—
EUR	2,549,657	USD	3,014,699	Deutsche Bank AG	5/8/26	—	(21,875)
EUR	53,163,258	USD	62,481,809	HSBC Bank USA, N.A.	5/8/26	—	(78,021)
EUR	8,935,606	USD	10,451,957	JPMorgan Chase Bank, N.A.	5/8/26	36,785	—
EUR	975,266	USD	1,140,214	JPMorgan Chase Bank, N.A.	5/8/26	4,567	—
EUR	1,130,347	USD	1,323,669	JPMorgan Chase Bank, N.A.	5/8/26	3,149	—
EUR	486,282	USD	568,349	JPMorgan Chase Bank, N.A.	5/8/26	2,456	—
EUR	6,708,895	USD	7,904,453	JPMorgan Chase Bank, N.A.	5/8/26	—	(29,457)
EUR	25,987,055	USD	30,618,076	JPMorgan Chase Bank, N.A.	5/8/26	—	(114,101)
EUR	14,372,659	USD	16,838,911	Standard Chartered Bank	5/8/26	31,921	—
EUR	18,279,252	USD	21,429,822	Standard Chartered Bank	5/8/26	26,624	—
EUR	802,639	USD	946,359	Standard Chartered Bank	5/8/26	—	(4,209)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	17,236,814	USD	20,185,760	State Street Bank and Trust Company	5/8/26	$ 47,057	$ —
EUR	8,041,428	USD	9,415,738	State Street Bank and Trust Company	5/8/26	23,405	—
EUR	3,352,704	USD	3,929,777	UBS AG	5/8/26	5,675	—
EUR	811,328	USD	955,975	UBS AG	5/8/26	—	(3,627)
USD	836,290	EUR	709,323	Bank of America, N.A.	5/8/26	3,677	—
USD	1,772,408	EUR	1,513,872	Bank of America, N.A.	5/8/26	—	(4,596)
USD	2,869,337	EUR	2,449,801	Bank of America, N.A.	5/8/26	—	(6,274)
USD	705,017	EUR	608,153	Bank of America, N.A.	5/8/26	—	(8,843)
USD	7,804,042	EUR	6,665,973	Bank of America, N.A.	5/8/26	—	(20,573)
USD	2,363,909	EUR	2,018,035	Citibank, N.A.	5/8/26	—	(4,889)
USD	5,054,432	EUR	4,314,896	Citibank, N.A.	5/8/26	—	(10,454)
USD	14,033,269	EUR	11,980,000	Citibank, N.A.	5/8/26	—	(29,025)
USD	33,832,966	EUR	28,882,717	Citibank, N.A.	5/8/26	—	(69,978)
USD	50,531,645	EUR	43,138,139	Citibank, N.A.	5/8/26	—	(104,516)
USD	71,414,102	EUR	60,965,192	Citibank, N.A.	5/8/26	—	(147,708)
USD	12,073,390	EUR	10,253,810	Deutsche Bank AG	5/8/26	37,322	—
USD	2,479,861	EUR	2,101,860	Deutsche Bank AG	5/8/26	12,667	—
USD	8,812,294	EUR	7,540,000	Deutsche Bank AG	5/8/26	—	(38,265)
USD	733,736	EUR	620,915	HSBC Bank USA, N.A.	5/8/26	4,897	—
USD	19,198,978	EUR	16,355,957	HSBC Bank USA, N.A.	5/8/26	124	—
USD	9,784,297	EUR	8,370,846	HSBC Bank USA, N.A.	5/8/26	—	(41,521)
USD	20,543,551	EUR	17,464,200	JPMorgan Chase Bank, N.A.	5/8/26	43,824	—
USD	6,952,077	EUR	5,905,180	JPMorgan Chase Bank, N.A.	5/8/26	20,493	—
USD	12,997,763	EUR	11,106,810	Standard Chartered Bank	5/8/26	—	(39,568)
USD	43,671,422	EUR	37,690,000	Standard Chartered Bank	5/8/26	—	(569,636)
USD	15,119,275	EUR	12,924,696	UBS AG	5/8/26	—	(51,916)
USD	3,322,183	VND	87,605,969,900	Citibank, N.A.	5/8/26	—	(1,129)
VND	87,605,969,900	USD	3,337,625	Citibank, N.A.	5/8/26	—	(14,312)
EUR	5,314,431	RON	29,205,455	Barclays Bank PLC	5/12/26	—	(355,714)
RON	29,205,455	EUR	5,463,048	JPMorgan Chase Bank, N.A.	5/12/26	181,233	—
TRY	1,360,023,592	USD	29,814,856	Standard Chartered Bank	5/12/26	75,406	—
TRY	115,936,017	USD	2,545,547	Standard Chartered Bank	5/12/26	2,466	—
KZT	5,447,944,738	USD	11,319,934	Deutsche Bank AG	5/13/26	401,740	—
UGX	15,255,496,148	USD	4,096,876	Citibank, N.A.	5/13/26	—	(51,702)
USD	10,458,278	KZT	5,017,359,000	Deutsche Bank AG	5/13/26	—	(336,957)
USD	10,458,278	KZT	5,017,359,000	Deutsche Bank AG	5/13/26	—	(336,957)
USD	20,916,562	KZT	10,013,804,000	Deutsche Bank AG	5/13/26	—	(628,911)
USD	1,781,890	UGX	6,628,630,000	Citibank, N.A.	5/13/26	24,231	—
TRY	1,127,516,629	USD	24,119,228	Standard Chartered Bank	5/18/26	521,308	—
USD	24,024,538	TRY	1,127,516,629	Standard Chartered Bank	5/18/26	—	(615,998)
TRY	5,016,982,549	USD	106,921,470	Standard Chartered Bank	5/20/26	2,513,007	—
USD	106,786,625	TRY	5,016,982,549	Standard Chartered Bank	5/20/26	—	(2,647,852)
VND	61,590,554,000	USD	2,348,723	Goldman Sachs International	5/26/26	—	(15,629)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,108,560	UYU	605,400,000	Deutsche Bank AG	5/29/26	$ 111,137	$ —
KZT	12,245,054,577	USD	23,776,805	Bank of America, N.A.	6/8/26	2,297,653	—
KZT	6,193,359,654	USD	11,921,770	Bank of America, N.A.	6/8/26	1,266,288	—
KZT	6,187,315,937	USD	11,921,611	Bank of America, N.A.	6/8/26	1,253,579	—
KZT	5,273,747,643	USD	10,210,547	Bank of America, N.A.	6/8/26	1,019,302	—
KZT	12,608,659,737	USD	23,589,635	Deutsche Bank AG	6/8/26	3,259,080	—
USD	336,274	KZT	156,661,095	Deutsche Bank AG	6/8/26	2,681	—
USD	8,325,531	KZT	4,301,385,547	Deutsche Bank AG	6/8/26	—	(833,783)
USD	26,382,536	KZT	12,810,700,000	Deutsche Bank AG	6/8/26	—	(896,400)
USD	31,471,631	KZT	16,318,040,589	Deutsche Bank AG	6/8/26	—	(3,275,791)
USD	11,325,113	UYU	446,855,000	Citibank, N.A.	6/8/26	262,756	—
USD	3,306,061	UYU	131,449,000	Citibank, N.A.	6/8/26	51,906	—
USD	7,549,082	UYU	298,000,000	HSBC Bank USA, N.A.	6/8/26	171,784	—
KZT	10,847,122,000	USD	21,373,639	Deutsche Bank AG	6/11/26	1,696,631	—
KZT	10,809,719,000	USD	21,373,641	Deutsche Bank AG	6/11/26	1,617,078	—
KZT	10,789,415,000	USD	21,373,643	Deutsche Bank AG	6/11/26	1,573,893	—
USD	10,458,282	KZT	5,094,752,000	Deutsche Bank AG	6/11/26	—	(377,524)
USD	20,916,564	KZT	10,165,450,000	Deutsche Bank AG	6/11/26	—	(703,888)
KZT	5,560,242,096	USD	10,986,450	Deutsche Bank AG	6/12/26	834,704	—
KZT	5,559,143,452	USD	10,986,450	Deutsche Bank AG	6/12/26	832,368	—
KZT	5,552,551,580	USD	10,986,450	Deutsche Bank AG	6/12/26	818,354	—
KZT	5,559,143,452	USD	10,986,450	Deutsche Bank AG	6/15/26	818,345	—
KZT	2,223,217,921	USD	4,394,580	Deutsche Bank AG	6/15/26	326,405	—
MYR	345,062,530	USD	88,125,072	Barclays Bank PLC	6/16/26	—	(1,092,641)
MYR	188,000,000	USD	47,983,665	Goldman Sachs International	6/16/26	—	(565,892)
CZK	2,974,600,000	EUR	121,576,000	Barclays Bank PLC	6/17/26	274,862	—
EUR	60,315,744	CZK	1,477,223,051	Barclays Bank PLC	6/17/26	—	(207,525)
EUR	61,129,902	CZK	1,497,376,949	Societe Generale	6/17/26	—	(220,630)
EUR	704,792	HUF	258,659,830	Bank of America, N.A.	6/17/26	—	(2,673)
EUR	1,503,475	HUF	553,849,541	Bank of America, N.A.	6/17/26	—	(12,361)
EUR	2,425,722	HUF	918,718,779	Bank of America, N.A.	6/17/26	—	(100,733)
EUR	11,435,221	HUF	4,521,357,267	Bank of America, N.A.	6/17/26	—	(1,086,861)
EUR	470,824	HUF	182,208,517	Deutsche Bank AG	6/17/26	—	(32,052)
EUR	6,151,473	HUF	2,331,854,479	Deutsche Bank AG	6/17/26	—	(262,022)
EUR	6,614,159	HUF	2,552,734,493	Deutsche Bank AG	6/17/26	—	(427,958)
EUR	6,659,964	HUF	2,574,510,021	Deutsche Bank AG	6/17/26	—	(444,091)
EUR	2,088,103	HUF	764,429,344	Goldman Sachs International	6/17/26	—	(1,784)
EUR	8,308,706	HUF	3,159,881,306	Goldman Sachs International	6/17/26	—	(386,952)
EUR	16,238,986	HUF	6,150,629,690	Goldman Sachs International	6/17/26	—	(675,227)
EUR	106,250,865	HUF	42,391,969,999	Goldman Sachs International	6/17/26	—	(11,325,242)
EUR	3,295,405	HUF	1,289,337,252	HSBC Bank USA, N.A.	6/17/26	—	(269,402)
EUR	12,835,727	HUF	4,722,476,038	JPMorgan Chase Bank, N.A.	6/17/26	—	(86,419)
EUR	28,616,228	HUF	11,331,740,006	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,775,143)
EUR	616,755	HUF	225,933,293	Standard Chartered Bank	6/17/26	—	(999)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	603,470	HUF	231,997,139	UBS AG	6/17/26	$ —	$ (36,115)
EUR	1,308,262	HUF	512,466,728	UBS AG	6/17/26	—	(108,896)
EUR	9,114,874	HUF	3,502,561,727	UBS AG	6/17/26	—	(540,502)
EUR	12,557,000	HUF	4,931,603,600	UBS AG	6/17/26	—	(1,086,458)
EUR	121,476,619	PLN	521,900,000	Societe Generale	6/17/26	—	(1,115,435)
EUR	119,393,309	PLN	509,123,636	UBS AG	6/17/26	—	(40,926)
HUF	4,551,795,141	EUR	12,521,984	Bank of America, N.A.	6/17/26	—	(93,300)
HUF	21,784,128,451	EUR	57,075,821	Barclays Bank PLC	6/17/26	2,907,713	—
HUF	64,129,299,805	EUR	166,159,606	Deutsche Bank AG	6/17/26	10,751,070	—
HUF	9,173,157,024	EUR	23,808,529	Goldman Sachs International	6/17/26	1,489,877	—
HUF	17,172,316,039	EUR	46,763,656	HSBC Bank USA, N.A.	6/17/26	209,387	—
HUF	6,330,054,861	EUR	17,255,041	HSBC Bank USA, N.A.	6/17/26	57,153	—
HUF	121,212,371,406	EUR	306,099,577	JPMorgan Chase Bank, N.A.	6/17/26	29,684,912	—
HUF	31,352,591,208	EUR	79,175,209	JPMorgan Chase Bank, N.A.	6/17/26	7,678,250	—
HUF	13,081,351,319	EUR	35,637,697	Societe Generale	6/17/26	142,386	—
ILS	307,052,378	USD	98,285,067	Barclays Bank PLC	6/17/26	5,903,477	—
ILS	115,164,744	USD	37,421,282	Barclays Bank PLC	6/17/26	1,656,243	—
ILS	103,580,238	USD	33,679,154	Barclays Bank PLC	6/17/26	1,467,534	—
ILS	27,693,246	USD	8,981,108	Barclays Bank PLC	6/17/26	415,722	—
ILS	233,552,471	USD	74,199,492	Citibank, N.A.	6/17/26	5,049,176	—
ILS	115,394,151	USD	36,919,985	Goldman Sachs International	6/17/26	2,235,382	—
ILS	9,422,118	USD	3,056,252	Goldman Sachs International	6/17/26	140,847	—
ILS	173,028,337	USD	56,131,923	JPMorgan Chase Bank, N.A.	6/17/26	2,579,788	—
ILS	57,585,740	USD	18,710,641	JPMorgan Chase Bank, N.A.	6/17/26	829,264	—
ILS	115,444,655	USD	37,332,942	Standard Chartered Bank	6/17/26	1,839,563	—
ILS	56,131,922	USD	18,274,133	UBS AG	6/17/26	772,466	—
KZT	11,002,929,182	USD	21,972,899	Deutsche Bank AG	6/17/26	1,373,262	—
MXN	1,376,528,187	USD	76,852,500	BNP Paribas	6/17/26	1,664,900	—
PLN	521,900,000	EUR	121,907,921	HSBC Bank USA, N.A.	6/17/26	608,235	—
SEK	31,930,000	EUR	2,991,276	Standard Chartered Bank	6/17/26	—	(51,519)
SEK	1,246,650,000	EUR	117,052,735	State Street Bank and Trust Company	6/17/26	—	(2,321,558)
SEK	1,248,110,000	USD	135,274,378	Bank of America, N.A.	6/17/26	213,694	—
SEK	25,520,000	USD	2,771,328	Standard Chartered Bank	6/17/26	—	(1,015)
USD	37,908,378	AED	139,215,676	JPMorgan Chase Bank, N.A.	6/17/26	4,370	—
USD	43,250,213	BHD	16,349,878	Standard Chartered Bank	6/17/26	—	(39,167)
USD	7,219,721	GBP	5,340,000	State Street Bank and Trust Company	6/17/26	—	(46,123)
USD	136,574,776	GBP	101,640,000	State Street Bank and Trust Company	6/17/26	—	(1,721,176)
USD	17,847,523	ILS	56,374,738	Bank of America, N.A.	6/17/26	—	(1,281,467)
USD	22,238,633	ILS	69,904,673	Bank of America, N.A.	6/17/26	—	(1,481,314)
USD	53,541,356	ILS	168,748,379	Bank of America, N.A.	6/17/26	—	(3,718,087)
USD	4,777,937	ILS	15,085,261	Deutsche Bank AG	6/17/26	—	(340,771)
USD	17,597,360	ILS	55,623,074	Goldman Sachs International	6/17/26	—	(1,276,576)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	37,583,158	ILS	118,533,521	JPMorgan Chase Bank, N.A.	6/17/26	$ —	$ (2,637,456)
USD	37,583,158	ILS	118,641,912	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,674,234)
USD	37,583,158	ILS	118,651,157	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,677,371)
USD	37,583,158	ILS	118,836,140	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,740,140)
USD	37,583,158	ILS	118,845,463	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,743,303)
USD	112,749,474	ILS	354,805,682	JPMorgan Chase Bank, N.A.	6/17/26	—	(7,642,648)
USD	20,606,836	INR	1,932,200,000	Barclays Bank PLC	6/17/26	354,517	—
USD	7,177,713	JPY	1,127,566,391	UBS AG	6/17/26	—	(49,534)
USD	79,341,087	MXN	1,376,528,187	Goldman Sachs International	6/17/26	823,686	—
USD	1,815,626	NZD	3,060,956	Barclays Bank PLC	6/17/26	4,729	—
USD	518,546	NZD	874,215	Barclays Bank PLC	6/17/26	1,351	—
USD	20,106,415	SAR	75,555,000	Citibank, N.A.	6/17/26	—	(29,345)
USD	137,637,429	SEK	1,271,708,324	Citibank, N.A.	6/17/26	—	(412,350)
USD	207,353	SEK	1,921,676	Standard Chartered Bank	6/17/26	—	(1,253)
USD	14,877,856	UYU	595,917,655	Bank of America, N.A.	6/17/26	135,365	—
USD	15,135,135	UYU	616,000,000	Deutsche Bank AG	6/17/26	—	(104,176)
USD	5,911,000	UYU	229,400,000	HSBC Bank USA, N.A.	6/17/26	235,841	—
USD	22,813,454	ZAR	384,409,068	Barclays Bank PLC	6/17/26	—	(189,108)
USD	114,095,646	ZAR	1,922,386,133	Barclays Bank PLC	6/17/26	—	(937,555)
USD	41,493,712	ZAR	714,243,137	Barclays Bank PLC	6/17/26	—	(1,245,711)
USD	290,715,775	ZAR	5,022,027,799	Citibank, N.A.	6/17/26	—	(9,796,137)
USD	277,058,986	ZAR	4,604,000,002	Goldman Sachs International	6/17/26	1,561,339	—
USD	65,202,739	ZAR	1,083,500,000	Goldman Sachs International	6/17/26	367,444	—
USD	24,919,963	ZAR	414,105,000	Goldman Sachs International	6/17/26	140,434	—
USD	10,205,229	ZAR	167,939,367	HSBC Bank USA, N.A.	6/17/26	155,946	—
USD	7,823,129	ZAR	128,739,038	HSBC Bank USA, N.A.	6/17/26	119,545	—
USD	15,638,157	ZAR	268,688,565	Standard Chartered Bank	6/17/26	—	(439,833)
USD	15,593,599	ZAR	268,967,750	Standard Chartered Bank	6/17/26	—	(501,098)
USD	18,893,265	ZAR	324,463,681	State Street Bank and Trust Company	6/17/26	—	(522,239)
VND	88,357,299,900	USD	3,313,792	Citibank, N.A.	6/17/26	27,185	—
ZAR	793,081,712	USD	46,331,632	Bank of America, N.A.	6/17/26	1,125,393	—
ZAR	506,085,086	USD	29,935,589	Bank of America, N.A.	6/17/26	347,914	—
ZAR	511,049,374	USD	30,251,601	Bank of America, N.A.	6/17/26	328,959	—
ZAR	814,225,796	USD	47,298,077	Barclays Bank PLC	6/17/26	1,424,185	—
ZAR	2,706,344,540	USD	160,624,405	Barclays Bank PLC	6/17/26	1,319,894	—
ZAR	10,681,875	USD	649,710	Barclays Bank PLC	6/17/26	—	(10,520)
ZAR	15,485,715	USD	944,261	Barclays Bank PLC	6/17/26	—	(17,615)
ZAR	54,029,140	USD	3,286,246	Barclays Bank PLC	6/17/26	—	(53,210)
ZAR	78,327,061	USD	4,776,093	Barclays Bank PLC	6/17/26	—	(89,099)
ZAR	250,827,651	USD	15,256,239	Barclays Bank PLC	6/17/26	—	(247,023)
ZAR	363,629,570	USD	22,172,778	Barclays Bank PLC	6/17/26	—	(413,636)
ZAR	80,629,469	USD	4,779,979	Deutsche Bank AG	6/17/26	44,788	—
ZAR	188,644,735	USD	11,180,564	Goldman Sachs International	6/17/26	107,703	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	1,398,145,942	USD	85,345,432	Goldman Sachs International	6/17/26	$ —	$ (1,682,114)
ZAR	10,757,693	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(7,071)
ZAR	10,751,185	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(7,461)
ZAR	10,740,121	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,123)
ZAR	10,739,796	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,142)
ZAR	10,736,868	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,317)
ZAR	10,736,867	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,317)
ZAR	11,680,499	USD	707,695	HSBC Bank USA, N.A.	6/17/26	—	(8,748)
ZAR	54,412,632	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(35,766)
ZAR	54,379,714	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(37,736)
ZAR	54,323,754	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(41,084)
ZAR	54,322,108	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(41,183)
ZAR	54,307,295	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(42,069)
ZAR	54,307,295	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(42,069)
ZAR	59,080,204	USD	3,579,534	HSBC Bank USA, N.A.	6/17/26	—	(44,248)
ZAR	252,607,991	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(166,041)
ZAR	252,455,173	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(175,186)
ZAR	246,537,006	USD	14,937,110	HSBC Bank USA, N.A.	6/17/26	—	(184,642)
ZAR	252,195,382	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(190,731)
ZAR	252,187,741	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(191,189)
ZAR	252,118,974	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(195,304)
ZAR	252,118,973	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(195,304)
ZAR	10,684,609	USD	650,798	JPMorgan Chase Bank, N.A.	6/17/26	—	(11,444)
ZAR	54,042,968	USD	3,291,750	JPMorgan Chase Bank, N.A.	6/17/26	—	(57,886)
ZAR	250,891,846	USD	15,281,790	JPMorgan Chase Bank, N.A.	6/17/26	—	(268,733)
ZAR	3,637,854,058	USD	221,736,542	Societe Generale	6/17/26	—	(4,051,869)
ZAR	813,989,000	USD	47,357,982	Standard Chartered Bank	6/17/26	1,350,109	—
ZAR	15,743,810	USD	958,122	UBS AG	6/17/26	—	(16,032)
ZAR	79,632,513	USD	4,846,200	UBS AG	6/17/26	—	(81,089)
ZAR	369,690,062	USD	22,498,245	UBS AG	6/17/26	—	(376,451)
EUR	381,007	ISK	56,042,270	Citibank, N.A.	6/18/26	—	(7,172)
ISK	8,424,757,596	EUR	57,276,209	Citibank, N.A.	6/18/26	1,078,210	—
KZT	9,039,750,000	USD	16,612,607	Deutsche Bank AG	6/22/26	2,530,230	—
USD	8,325,531	KZT	4,323,031,925	Deutsche Bank AG	6/22/26	—	(829,047)
USD	6,650,403	KZT	3,492,087,792	Standard Chartered Bank	6/22/26	—	(744,544)
EGP	391,740,422	USD	7,811,764	Bank of America, N.A.	6/24/26	—	(690,560)
USD	7,826,981	EGP	391,740,422	Standard Chartered Bank	6/24/26	705,777	—
USD	13,224,171	UYU	547,322,000	Bank of America, N.A.	6/24/26	—	(308,923)
USD	9,918,066	UYU	406,244,000	Citibank, N.A.	6/25/26	—	(125,970)
EGP	144,981,488	USD	2,858,468	Bank of America, N.A.	6/29/26	—	(228,748)
USD	2,862,418	EGP	144,981,488	JPMorgan Chase Bank, N.A.	6/29/26	232,698	—
USD	708,983	UYU	28,912,345	Goldman Sachs International	6/29/26	—	(5,633)
KZT	2,984,767,386	USD	5,612,575	ICBC Standard Bank plc	6/30/26	688,174	—
USD	7,748,260	NGN	10,956,040,000	Standard Chartered Bank	6/30/26	—	(49,409)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	24,108,114	USD	1,054,145	Standard Chartered Bank	6/30/26	$ 231,470	$ —
USD	3,874,131	NGN	5,528,385,000	Standard Chartered Bank	7/2/26	—	(58,022)
USD	7,748,260	NGN	11,141,998,000	Standard Chartered Bank	7/2/26	—	(176,666)
EGP	875,232,000	USD	17,245,951	Goldman Sachs International	7/7/26	—	(1,425,607)
USD	17,144,603	EGP	875,232,000	Bank of America, N.A.	7/7/26	1,324,260	—
USD	13,055,556	UYU	535,800,000	Bank of America, N.A.	7/8/26	—	(178,649)
VND	43,620,989,550	USD	1,638,347	Goldman Sachs International	7/10/26	7,881	—
VND	211,160,554,959	USD	7,893,853	Citibank, N.A.	7/13/26	73,261	—
VND	83,352,840,000	USD	3,114,830	Standard Chartered Bank	7/13/26	30,083	—
EUR	12,408,118	ISK	1,801,162,335	JPMorgan Chase Bank, N.A.	7/15/26	19,030	—
ISK	4,120,222,804	EUR	28,302,121	JPMorgan Chase Bank, N.A.	7/15/26	52,883	—
ISK	3,845,248,000	EUR	26,489,722	JPMorgan Chase Bank, N.A.	7/15/26	—	(40,626)
KZT	6,842,682,000	USD	12,756,678	Societe Generale	7/21/26	1,576,983	—
USD	8,695,640	KZT	4,626,080,264	Deutsche Bank AG	7/21/26	—	(994,810)
KZT	5,466,319,000	USD	10,206,373	Deutsche Bank AG	7/22/26	1,240,109	—
USD	8,695,640	KZT	4,625,210,699	Deutsche Bank AG	7/22/26	—	(989,560)
VND	124,885,791,691	USD	4,692,309	JPMorgan Chase Bank, N.A.	7/22/26	16,195	—
KZT	9,039,750,000	USD	16,923,617	ICBC Standard Bank plc	7/23/26	1,998,942	—
UGX	12,429,163,000	USD	3,345,696	Standard Chartered Bank	7/24/26	—	(102,481)
USD	3,563,779	UGX	13,096,888,000	Standard Chartered Bank	7/24/26	146,330	—
USD	28,853,854	UYU	1,153,000,000	Citibank, N.A.	7/24/26	408,598	—
EUR	52,319,813	USD	61,065,467	Bank of America, N.A.	7/27/26	564,741	—
EUR	52,319,813	USD	61,076,162	Bank of America, N.A.	7/27/26	554,047	—
EUR	36,800,000	USD	43,608,000	Bank of America, N.A.	7/27/26	—	(259,380)
EUR	46,390,000	USD	54,832,980	BNP Paribas	7/27/26	—	(187,804)
KZT	7,906,379,696	USD	14,861,225	Deutsche Bank AG	7/27/26	1,665,512	—
USD	27,076,962	EUR	23,195,000	Bank of America, N.A.	7/27/26	—	(245,626)
USD	27,072,221	EUR	23,195,000	Bank of America, N.A.	7/27/26	—	(250,367)
USD	121,905,164	EUR	104,639,626	BNP Paribas	7/27/26	—	(1,355,253)
USD	42,854,410	EUR	36,800,000	HSBC Bank USA, N.A.	7/27/26	—	(494,210)
USD	8,695,640	KZT	4,629,123,737	Deutsche Bank AG	7/27/26	—	(980,636)
USD	3,731,493	UGX	13,582,633,000	ICBC Standard Bank plc	7/27/26	189,757	—
TRY	1,732,063,524	USD	35,112,761	Standard Chartered Bank	7/28/26	309,871	—
UGX	6,405,486,000	USD	1,707,688	Standard Chartered Bank	7/28/26	—	(37,814)
UGX	6,379,469,000	USD	1,705,070	Standard Chartered Bank	7/28/26	—	(41,978)
USD	34,891,163	TRY	1,732,063,524	Standard Chartered Bank	7/28/26	—	(531,468)
USD	3,563,779	UGX	13,061,250,000	Standard Chartered Bank	7/28/26	158,784	—
KZT	11,578,770,712	USD	21,721,490	Deutsche Bank AG	7/29/26	2,464,576	—
EUR	42,915,744	ISK	6,244,240,727	Bank of America, N.A.	7/30/26	50,910	—
ISK	16,271,173,618	EUR	111,829,372	Bank of America, N.A.	7/30/26	—	(132,661)
USD	9,071,960	UYU	365,600,000	Citibank, N.A.	7/31/26	57,042	—
KZT	27,604,916,000	USD	52,063,480	ICBC Standard Bank plc	8/3/26	5,496,879	—
USD	15,109,363	UYU	614,800,000	Deutsche Bank AG	8/4/26	—	(54,708)
KZT	1,955,000,000	USD	3,733,766	Deutsche Bank AG	8/6/26	338,391	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	5,656,648,000	USD	9,831,152	Deutsche Bank AG	8/7/26	$ 1,947,173	$ —
KZT	5,660,326,000	USD	9,832,349	Deutsche Bank AG	8/10/26	1,941,163	—
VND	87,605,969,900	USD	3,276,214	Citibank, N.A.	8/12/26	20,473	—
USD	30,543,777	UYU	1,224,500,000	Citibank, N.A.	8/24/26	398,972	—
EUR	85,675,616	PLN	373,674,198	Barclays Bank PLC	9/2/26	—	(1,972,187)
PLN	62,500,000	EUR	14,472,953	Barclays Bank PLC	9/2/26	161,172	—
PLN	311,174,198	EUR	73,103,761	Barclays Bank PLC	9/2/26	—	(431,325)
EUR	87,849,427	PLN	384,095,265	Barclays Bank PLC	9/4/26	—	(2,272,028)
KZT	6,453,481,242	USD	12,087,434	Bank of America, N.A.	9/4/26	1,218,522	—
KZT	6,445,624,411	USD	12,087,434	Bank of America, N.A.	9/4/26	1,202,322	—
PLN	192,047,632	EUR	44,463,704	Barclays Bank PLC	9/4/26	500,232	—
PLN	192,047,633	EUR	45,101,614	Barclays Bank PLC	9/4/26	—	(252,231)
EUR	175,681,335	PLN	765,092,213	Barclays Bank PLC	9/8/26	—	(3,673,076)
KZT	6,422,416,536	USD	12,051,823	Bank of America, N.A.	9/8/26	1,171,591	—
PLN	382,546,106	EUR	88,548,240	Barclays Bank PLC	9/8/26	1,001,788	—
PLN	382,546,107	EUR	89,844,689	Barclays Bank PLC	9/8/26	—	(527,681)
EUR	128,911,565	PLN	561,280,956	Barclays Bank PLC	9/9/26	—	(2,652,827)
PLN	280,640,477	EUR	64,957,059	Barclays Bank PLC	9/9/26	735,019	—
PLN	280,640,479	EUR	65,908,061	Barclays Bank PLC	9/9/26	—	(386,951)
KZT	11,530,278,757	USD	21,972,899	Deutsche Bank AG	9/14/26	1,717,705	—
KZT	9,821,596,036	USD	18,786,526	Deutsche Bank AG	9/14/26	1,393,345	—
USD	2,729,391	EGP	163,627,000	Deutsche Bank AG	9/15/26	—	(150,036)
KZT	11,481,938,383	USD	21,972,899	Deutsche Bank AG	9/16/26	1,601,956	—
KZT	5,731,630,708	USD	10,986,450	Deutsche Bank AG	9/16/26	781,804	—
MNT	6,729,012,000	USD	1,756,922	JPMorgan Chase Bank, N.A.	9/28/26	83,311	—
MNT	6,933,167,000	USD	1,806,924	JPMorgan Chase Bank, N.A.	10/5/26	87,270	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	575,695	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	2,537,869	—
RUB	608,703,000	USD	7,598,340	Deutsche Bank AG	10/14/26	45,426	—
KZT	12,108,369,000	USD	19,825,410	Deutsche Bank AG	10/15/26	4,787,141	—
USD	3,563,779	UGX	13,150,345,000	Standard Chartered Bank	10/20/26	200,403	—
USD	1,115,634	UGX	4,243,703,709	Standard Chartered Bank	10/20/26	30,250	—
USD	3,563,779	UGX	13,257,257,000	Standard Chartered Bank	10/21/26	173,821	—
KZT	11,989,997,000	USD	19,671,857	Deutsche Bank AG	10/23/26	4,633,062	—
USD	3,563,778	UGX	13,239,437,000	Standard Chartered Bank	10/23/26	179,900	—
KZT	18,331,299,000	USD	30,294,660	Deutsche Bank AG	10/27/26	6,813,689	—
USD	13,790,701	OMR	5,311,475	Standard Chartered Bank	10/29/26	—	(8,980)
USD	15,169,772	OMR	5,842,622	Standard Chartered Bank	10/29/26	—	(9,878)
USD	16,548,842	OMR	6,373,770	Standard Chartered Bank	10/29/26	—	(10,776)
USD	18,210,311	OMR	7,013,683	Standard Chartered Bank	10/29/26	—	(11,858)
KZT	8,238,125,000	USD	15,081,236	Bank of America, N.A.	11/2/26	1,561,061	—
KZT	5,811,233,048	USD	9,832,349	Deutsche Bank AG	11/3/26	1,903,227	—
UGX	24,601,779,000	USD	6,676,195	Standard Chartered Bank	11/3/26	—	(403,719)
USD	7,127,558	UGX	26,550,152,000	Standard Chartered Bank	11/3/26	358,324	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,781,890	UGX	6,637,539,000	Standard Chartered Bank	11/6/26	$ 90,747	$ —
ZMW	42,534,000	USD	1,752,534	Societe Generale	11/6/26	487,288	—
UGX	8,392,456,552	USD	2,265,170	Standard Chartered Bank	11/10/26	—	(128,958)
USD	3,563,779	UGX	13,310,714,000	Standard Chartered Bank	11/10/26	175,674	—
USD	3,563,779	UGX	13,317,841,000	Standard Chartered Bank	11/10/26	173,860	—
KES	474,533,000	USD	3,581,381	Standard Chartered Bank	11/12/26	—	(64,986)
USD	3,426,231	KES	474,533,000	Standard Chartered Bank	11/12/26	—	(90,164)
USD	3,563,779	UGX	13,381,989,000	Standard Chartered Bank	11/12/26	159,169	—
USD	1,781,889	UGX	6,788,997,000	Standard Chartered Bank	11/13/26	55,066	—
USD	3,563,779	UGX	13,898,738,000	Bank of America, N.A.	11/16/26	31,095	—
TRY	2,317,752,776	USD	41,939,226	Standard Chartered Bank	11/19/26	775,112	—
USD	42,232,767	TRY	2,317,752,776	Standard Chartered Bank	11/19/26	—	(481,571)
USD	133,522,609	KWD	40,791,157	JPMorgan Chase Bank, N.A.	11/23/26	303,826	—
USD	7,994,532	UAH	375,743,000	Deutsche Bank AG	12/7/26	—	(40,659)
USD	2,413,800	UAH	113,690,000	Citibank, N.A.	12/9/26	—	(15,970)
USD	3,944,979	UAH	189,359,000	Citibank, N.A.	12/9/26	—	(101,980)
KZT	5,918,949,673	USD	10,986,450	Deutsche Bank AG	12/14/26	807,635	—
KZT	5,712,953,743	USD	10,584,444	Deutsche Bank AG	12/14/26	799,173	—
KZT	4,974,016,797	USD	9,242,807	Deutsche Bank AG	12/14/26	668,406	—
NGN	17,292,111,000	USD	11,654,981	JPMorgan Chase Bank, N.A.	12/16/26	49,164	—
KZT	8,445,701,220	USD	15,890,313	Deutsche Bank AG	12/17/26	922,239	—
JPY	95,799,780	USD	644,050	Deutsche Bank AG	1/7/27	—	(20,019)
JPY	377,643,780	USD	2,670,245	Deutsche Bank AG	1/7/27	—	(210,308)
JPY	95,938,712	USD	629,104	HSBC Bank USA, N.A.	1/7/27	—	(4,169)
JPY	62,954,495	USD	403,062	JPMorgan Chase Bank, N.A.	1/7/27	7,018	—
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	46,988	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	156,001	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	62,053	—
RUB	818,906,000	USD	9,908,958	ICBC Standard Bank plc	1/13/27	24,701	—
NGN	6,253,974,000	USD	3,896,557	Standard Chartered Bank	1/21/27	294,260	—
USD	6,872,580	EUR	5,657,233	State Street Bank and Trust Company	1/25/27	169,032	—
EUR	32,200,000	USD	38,401,720	Bank of America, N.A.	1/26/27	—	(245,122)
EUR	49,067,947	USD	57,612,311	JPMorgan Chase Bank, N.A.	1/26/27	532,594	—
USD	57,556,702	EUR	49,067,947	Bank of America, N.A.	1/26/27	—	(588,203)
USD	37,807,092	EUR	32,200,000	JPMorgan Chase Bank, N.A.	1/26/27	—	(349,506)
EUR	26,070,000	USD	31,093,689	Barclays Bank PLC	1/27/27	—	(200,131)
USD	30,532,332	EUR	26,070,000	JPMorgan Chase Bank, N.A.	1/27/27	—	(361,227)
KES	1,205,137,000	USD	8,953,470	Citibank, N.A.	2/3/27	—	(172,104)
USD	3,581,390	KES	504,976,000	Citibank, N.A.	2/3/27	—	(98,174)
USD	1,558,563	KES	210,406,000	JPMorgan Chase Bank, N.A.	2/3/27	25,416	—
USD	3,581,389	KES	489,755,000	JPMorgan Chase Bank, N.A.	2/3/27	12,735	—
UZS	88,806,138,000	USD	6,831,241	Deutsche Bank AG	2/11/27	188,063	—
KES	480,802,000	USD	3,581,393	Standard Chartered Bank	2/18/27	—	(88,284)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,566,752	KES	480,802,000	Standard Chartered Bank	2/18/27	$ 73,643	$ —
KES	479,906,000	USD	3,581,388	Standard Chartered Bank	2/24/27	—	(98,887)
USD	3,509,339	KES	479,906,000	Standard Chartered Bank	2/24/27	26,839	—
KES	492,198,000	USD	3,664,944	Standard Chartered Bank	3/2/27	—	(97,438)
USD	3,503,189	KES	492,198,000	Standard Chartered Bank	3/2/27	—	(64,317)
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	225,223	—
KES	495,679,000	USD	3,664,939	Standard Chartered Bank	3/8/27	—	(76,416)
USD	3,540,564	KES	495,679,000	Standard Chartered Bank	3/8/27	—	(47,958)
KZT	4,770,051,000	USD	8,625,770	Deutsche Bank AG	3/11/27	622,319	—
UZS	153,035,597,000	USD	11,695,498	Deutsche Bank AG	3/11/27	337,967	—
UZS	76,459,322,000	USD	5,847,749	Deutsche Bank AG	3/11/27	164,385	—
UZS	76,605,516,000	USD	5,847,749	Deutsche Bank AG	3/12/27	174,768	—
UZS	76,459,322,000	USD	5,847,749	Deutsche Bank AG	3/12/27	163,275	—
NGN	21,222,434,000	USD	13,962,128	JPMorgan Chase Bank, N.A.	3/15/27	44,677	—
USD	173,722,733	AED	637,757,000	Bank of America, N.A.	3/15/27	50,348	—
USD	103,661,573	AED	380,552,000	Standard Chartered Bank	3/15/27	30,608	—
USD	173,722,773	AED	638,049,000	Bank of America, N.A.	3/16/27	—	(29,209)
USD	113,423,976	HKD	878,015,000	Standard Chartered Bank	3/16/27	279,715	—
USD	86,861,250	AED	319,024,000	Bank of America, N.A.	3/17/27	—	(14,644)
USD	104,259,245	AED	382,860,800	HSBC Bank USA, N.A.	3/17/27	—	(542)
USD	17,440,968	HKD	135,000,000	Barclays Bank PLC	3/17/27	43,949	—
USD	113,440,944	HKD	878,135,000	Citibank, N.A.	3/17/27	278,490	—
USD	43,890,245	HKD	339,750,000	Goldman Sachs International	3/17/27	107,748	—
UZS	111,501,544,289	USD	8,554,012	Deutsche Bank AG	3/17/27	203,846	—
UZS	55,708,002,086	USD	4,277,006	Deutsche Bank AG	3/17/27	98,564	—
UZS	41,241,481,615	USD	3,163,903	Deutsche Bank AG	3/17/27	75,397	—
UZS	11,243,307,299	USD	863,210	Deutsche Bank AG	3/17/27	19,893	—
UZS	9,361,613,360	USD	718,742	Deutsche Bank AG	3/17/27	16,563	—
UZS	111,715,394,585	USD	8,554,012	Deutsche Bank AG	3/18/27	219,024	—
UZS	55,857,697,292	USD	4,277,006	Deutsche Bank AG	3/18/27	109,512	—
UZS	48,760,975,854	USD	3,733,612	Deutsche Bank AG	3/18/27	95,598	—
UZS	24,380,487,927	USD	1,866,806	Deutsche Bank AG	3/18/27	47,799	—
UZS	77,211,045,461	USD	5,889,477	Deutsche Bank AG	3/19/27	172,805	—
UZS	53,922,250,000	USD	4,093,703	Deutsche Bank AG	3/24/27	136,140	—
USD	104,233,597	AED	382,850,000	Citibank, N.A.	3/26/27	—	(23,681)
USD	103,037,446	AED	378,405,022	Standard Chartered Bank	3/30/27	—	(9,568)
USD	103,037,446	AED	378,595,641	Standard Chartered Bank	4/1/27	—	(61,572)
USD	103,037,447	AED	378,636,857	Standard Chartered Bank	4/1/27	—	(72,796)
USD	75,976,682	BHD	29,019,526	Standard Chartered Bank	4/1/27	—	(618,215)
USD	75,521,293	SAR	285,246,206	Standard Chartered Bank	4/1/27	—	(212,890)
USD	75,521,293	SAR	285,283,967	Standard Chartered Bank	4/1/27	—	(222,916)
USD	75,521,897	SAR	285,382,146	Standard Chartered Bank	4/1/27	—	(248,378)
USD	75,521,897	SAR	285,382,146	Standard Chartered Bank	4/1/27	—	(248,378)
USD	151,043,795	SAR	570,643,457	Standard Chartered Bank	4/1/27	—	(464,675)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	103,037,446	AED	378,647,160	Standard Chartered Bank	4/2/27	$ —	$ (75,649)
USD	75,521,897	SAR	285,359,489	Deutsche Bank AG	4/5/27	—	(238,250)
USD	12,687,263	AED	46,622,520	Standard Chartered Bank	4/6/27	—	(8,993)
USD	60,697,528	SAR	229,450,629	Standard Chartered Bank	4/7/27	—	(217,712)
USD	75,521,294	SAR	285,359,489	Standard Chartered Bank	4/7/27	—	(236,797)
USD	75,521,294	SAR	285,397,250	Standard Chartered Bank	4/7/27	—	(246,822)
USD	75,521,293	SAR	285,465,221	Standard Chartered Bank	4/7/27	—	(264,867)
USD	37,988,645	BHD	14,496,467	Standard Chartered Bank	4/12/27	—	(269,342)
RUB	1,705,301,000	USD	19,817,928	ICBC Standard Bank plc	4/13/27	404,767	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	1,271,326	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	1,308,431	—
						$191,728,940	$(125,530,523)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/12/26	COP	160,717,090	Republic of Colombia, 11.75%, 1/24/35	Bank of America, N.A.	$44,171,371	$ (990,455)
5/12/26	COP	51,309,400	Republic of Colombia, 11.75%, 1/24/35	BNP Paribas	14,101,839	(17,162)
5/12/26	COP	31,007,000	Republic of Colombia, 12.50%, 2/27/30	BNP Paribas	8,521,942	(39,048)
5/12/26	COP	189,078,930	Republic of Colombia, 13.25%, 2/9/33	Bank of America, N.A.	51,966,318	(1,203,436)
5/12/26	COP	82,249,000	Republic of Colombia, 13.25%, 2/9/33	Citibank, N.A.	22,605,257	(248,567)
5/13/26	COP	79,413,000	Republic of Colombia, 12.50%, 2/27/30	BNP Paribas	21,825,812	(190,714)
5/29/26	COP	79,413,000	Republic of Colombia, 7.75%, 9/18/30	Citibank, N.A.	21,825,812	(115,502)
6/1/26	COP	94,540,000	Republic of Colombia, 12.50%, 2/27/30	Barclays Bank PLC	25,983,306	—
						$(2,804,884)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	476	Long	7/31/26	$ 46,614,680	$ 3,013,917

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Gold	295	Long	6/26/26	$ 136,573,200	$ 1,657,504
WTI Crude Oil	(476)	Short	7/21/26	(44,491,721)	(3,382,170)
Equity Futures
OMX Stockholm 30 Index	2,481	Long	5/15/26	82,167,044	(1,323,178)
Euro Stoxx Bank	(7,762)	Short	6/19/26	(117,175,688)	(10,202,538)
IFSC Nifty 50 Index	(1,467)	Short	5/26/26	(71,235,287)	(795,522)
STOXX Europe 600 Index	(5,207)	Short	6/19/26	(185,841,407)	(6,521,774)
Interest Rate Futures
Euro-Bund	180	Long	6/8/26	26,483,170	(84,208)
U.S. Long Treasury Bond	2,105	Long	6/18/26	237,536,094	(1,393,733)
U.S. Ultra-Long Treasury Bond	1,526	Long	6/18/26	175,537,688	(7,630,612)
Euro-Bobl	(382)	Short	6/8/26	(51,760,181)	(62,784)
Japan 10-Year Bond	(4)	Short	6/15/26	(3,302,609)	65,367
U.S. 2-Year Treasury Note	(50)	Short	6/30/26	(10,356,250)	97,019
U.S. 5-Year Treasury Note	(2,899)	Short	6/30/26	(312,616,384)	2,419,283
U.S. 10-Year Treasury Note	(197)	Short	6/18/26	(21,786,969)	375
U.S. Ultra 10-Year Treasury Note	(74)	Short	6/18/26	(8,351,594)	96,875
					$(24,046,179)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	647,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ 182,237	$ —	$ 182,237
CNY	551,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	171,917	—	171,917
CNY	256,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	82,698	—	82,698
CNY	775,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	257,269	—	257,269
CNY	432,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	147,756	—	147,756
CNY	177,062	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	73,173	—	73,173
CNY	575,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	288,213	—	288,213

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	480,344	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	$ 249,217	$ —	$ 249,217
CNY	587,722	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	328,923	—	328,923
CNY	294,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	165,299	—	165,299
CNY	235,054	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	133,534	—	133,534
CZK	1,534,365	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(522,098)	—	(522,098)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(8,138)	—	(8,138)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	132,835	—	132,835
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	56,193	—	56,193
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	65,744	—	65,744
HUF	5,666,941	Pays	6-month HUF BUBOR (pays semi-annually)	6.65% (pays annually)	3/18/31	576,428	—	576,428
HUF	11,221,453	Pays	6-month HUF BUBOR (pays semi-annually)	6.28% (pays annually)	3/18/36	1,524,895	—	1,524,895
HUF	5,278,859	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	3/18/36	781,143	—	781,143
HUF	31,904,580	Pays	6-month HUF BUBOR (pays semi-annually)	6.36% (pays annually)	3/18/36	4,903,325	—	4,903,325
HUF	2,122,380	Pays	6-month HUF BUBOR (pays semi-annually)	6.37% (pays annually)	3/18/36	334,580	—	334,580
HUF	7,990,812	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	1,304,123	—	1,304,123
HUF	15,009,188	Pays	6-month HUF BUBOR (pays semi-annually)	6.40% (pays annually)	3/18/36	2,461,513	—	2,461,513
HUF	18,168,116	Pays	6-month HUF BUBOR (pays semi-annually)	6.45% (pays annually)	3/18/36	3,207,478	—	3,207,478
HUF	4,284,567	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	804,881	—	804,881
HUF	5,653,097	Receives	6-month HUF BUBOR (pays semi-annually)	5.65% (pays annually)	6/17/36	49,369	—	49,369
HUF	10,319,146	Receives	6-month HUF BUBOR (pays semi-annually)	5.67% (pays annually)	6/17/36	57,131	—	57,131
HUF	4,688,481	Receives	6-month HUF BUBOR (pays semi-annually)	5.73% (pays annually)	6/17/36	(40,147)	—	(40,147)
HUF	17,093,889	Receives	6-month HUF BUBOR (pays semi-annually)	5.80% (pays annually)	6/17/36	(438,761)	—	(438,761)
HUF	12,777,856	Receives	6-month HUF BUBOR (pays semi-annually)	5.82% (pays annually)	6/17/36	(399,001)	—	(399,001)
HUF	22,780,841	Receives	6-month HUF BUBOR (pays semi-annually)	5.85% (pays annually)	6/17/36	(876,573)	—	(876,573)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	17,497,682	Receives	6-month HUF BUBOR (pays semi-annually)	5.97% (pays annually)	6/17/36	$(1,164,179)	$ —	$(1,164,179)
HUF	2,826,549	Receives	6-month HUF BUBOR (pays semi-annually)	5.97% (pays annually)	6/17/36	(189,408)	—	(189,408)
HUF	3,746,299	Receives	6-month HUF BUBOR (pays semi-annually)	5.98% (pays annually)	6/17/36	(255,509)	—	(255,509)
HUF	8,593,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.41% (pays annually)	6/17/36	1,474,727	—	1,474,727
HUF	16,949,867	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	6/17/36	3,261,126	—	3,261,126
HUF	9,960,231	Pays	6-month HUF BUBOR (pays semi-annually)	6.66% (pays annually)	6/17/36	2,316,471	—	2,316,471
KRW	55,718,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(666,532)	—	(666,532)
KRW	83,680,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(998,357)	—	(998,357)
KRW	43,792,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(514,205)	—	(514,205)
KRW	41,788,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(485,198)	—	(485,198)
KRW	70,823,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(768,783)	—	(768,783)
KRW	84,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(844,178)	—	(844,178)
KRW	77,034,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(754,082)	—	(754,082)
KRW	35,413,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(343,825)	—	(343,825)
KRW	84,990,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(804,797)	—	(804,797)
KRW	57,891,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(506,556)	—	(506,556)
KRW	35,412,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(313,143)	—	(313,143)
MXN	2,330,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	423,386	—	423,386
MXN	2,104,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	438,162	—	438,162
MXN	3,403,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(398,762)	—	(398,762)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	2,185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	$ (251,164)	$ —	$ (251,164)
MXN	2,671,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	593,643	—	593,643
MXN	3,492,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	62,675	—	62,675
MXN	3,470,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(69,529)	—	(69,529)
MXN	534,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(33,583)	—	(33,583)
MXN	277,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/18/28	(89,948)	—	(89,948)
MXN	317,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.84% (pays monthly)	2/21/28	(101,537)	—	(101,537)
MXN	294,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/22/28	(95,590)	—	(95,590)
MXN	194,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	2/24/28	(71,729)	—	(71,729)
MXN	121,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	2/25/28	(49,316)	—	(49,316)
MXN	3,880,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	(424,021)	—	(424,021)
MXN	3,920,919	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	(545,535)	—	(545,535)
MXN	3,267,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	(324,630)	—	(324,630)
MXN	3,306,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(1,172,444)	—	(1,172,444)
MXN	9,163,810	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(3,341,020)	—	(3,341,020)
MXN	3,723,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.56% (pays monthly)	6/14/28	868,024	—	868,024
PLN	87,510	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(433,214)	—	(433,214)
PLN	160,840	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(776,734)	—	(776,734)
PLN	308,382	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(1,252,619)	—	(1,252,619)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	98,568	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	$ (392,366)	$ —	$ (392,366)
PLN	652,584	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(936,838)	—	(936,838)
PLN	325,964	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	433,345	—	433,345
PLN	325,964	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(315,811)	—	(315,811)
PLN	1,398,990	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	1,157,231	—	1,157,231
PLN	1,398,990	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(674,794)	—	(674,794)
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	104,214	—	104,214
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	274,790	—	274,790
PLN	117,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	712,655	—	712,655
PLN	284,905	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(738,618)	—	(738,618)
TWD	1,583,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.12% (pays quarterly)	6/17/31	349,904	—	349,904
TWD	3,456,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	736,848	—	736,848
TWD	2,639,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	538,236	—	538,236
TWD	754,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	151,633	—	151,633
TWD	2,451,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.14% (pays quarterly)	6/17/31	470,227	—	470,227
TWD	1,357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.15% (pays quarterly)	6/17/31	246,816	—	246,816
TWD	755,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.16% (pays quarterly)	6/17/31	123,347	—	123,347
TWD	1,358,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.17% (pays quarterly)	6/17/31	212,192	—	212,192
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	88,808	790	89,598
ZAR	1,374,946	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	3,621,007	—	3,621,007
ZAR	1,018,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.03% (pays quarterly)	12/17/35	(355,528)	—	(355,528)
ZAR	1,038,076	Pays	3-month ZAR JIBAR (pays quarterly)	7.72% (pays quarterly)	6/17/36	(2,083,051)	—	(2,083,051)
ZAR	468,754	Receives	3-month ZAR JIBAR (pays quarterly)	7.84% (pays quarterly)	6/17/36	708,944	—	708,944
ZAR	234,576	Receives	3-month ZAR JIBAR (pays quarterly)	7.85% (pays quarterly)	6/17/36	345,113	—	345,113
ZAR	2,177,750	Pays	3-month ZAR JIBAR (pays quarterly)	7.85% (pays quarterly)	6/17/36	(3,170,749)	—	(3,170,749)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	210,300	Receives	3-month ZAR JIBAR (pays quarterly)	7.87% (pays quarterly)	6/17/36	$ 296,405	$ —	$ 296,405
ZAR	234,576	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	282,313	—	282,313
ZAR	234,576	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	282,313	—	282,313
ZAR	468,754	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	564,145	—	564,145
ZAR	937,508	Receives	3-month ZAR JIBAR (pays quarterly)	7.97% (pays quarterly)	6/17/36	906,266	—	906,266
ZAR	410,650	Receives	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	6/17/36	232,062	—	232,062
ZAR	592,977	Receives	3-month ZAR JIBAR (pays quarterly)	8.54% (pays quarterly)	6/17/36	(812,778)	—	(812,778)
ZAR	488,904	Receives	3-month ZAR JIBAR (pays quarterly)	8.56% (pays quarterly)	6/17/36	(710,400)	—	(710,400)
ZAR	1,190,659	Receives	3-month ZAR JIBAR (pays quarterly)	8.57% (pays quarterly)	6/17/36	(1,779,123)	—	(1,779,123)
Total						$8,322,001	$790	$8,322,791
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$78,923	1.00% (pays quarterly)(4)	0.68%	6/20/31	$1,258,821	$(616,503)	$642,318
Total	$78,923				$1,258,821	$(616,503)	$642,318
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain	$17,100	1.00% (pays quarterly)(4)	12/20/35	$ 2,326,649	$ (1,723,227)	$ 603,422
Korea	560,280	1.00% (pays quarterly)(4)	6/20/31	(19,157,109)	17,831,314	(1,325,795)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(4)	6/20/30	192	(886)	(694)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)	130,974	1.00% (pays quarterly)(4)	12/20/30	1,045,453	(2,746,231)	(1,700,778)
Markit CDX Emerging Markets Index (CDX.EM.45.V1)	786,620	1.00% (pays quarterly)(4)	6/20/31	20,799,164	(35,491,551)	(14,692,387)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	$433,339	5.00% (pays quarterly)(4)	12/20/30	$(33,971,643)	$ 33,272,076	$ (699,567)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	202,625	5.00% (pays quarterly)(4)	6/20/31	(15,555,852)	8,329,490	(7,226,362)
Poland	67,709	1.00% (pays quarterly)(4)	6/20/31	(1,578,560)	1,067,687	(510,873)
Qatar	155,254	1.00% (pays quarterly)(4)	6/20/31	(4,742,085)	3,472,718	(1,269,367)
Saudi Arabia	246,158	1.00% (pays quarterly)(4)	12/20/30	(4,044,523)	2,375,152	(1,669,371)
Saudi Arabia	213,000	1.00% (pays quarterly)(4)	12/20/33	(1,774,509)	185,872	(1,588,637)
Saudi Arabia	193,736	1.00% (pays quarterly)(4)	12/20/35	(77,500)	(1,624,911)	(1,702,411)
Saudi Arabia	164,500	1.00% (pays quarterly)(4)	6/20/36	235,505	65,968	301,473
South Africa	785,793	1.00% (pays quarterly)(4)	12/20/30	14,015,666	(15,507,027)	(1,491,361)
Total				$(42,479,152)	$9,506,444	$(32,972,708)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 6,100	1.00% (pays quarterly)(4)	3.89%	12/20/30	$ (680,108)	$ 986,583	$ 306,475
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(4)	2.06	6/20/28	(33,619)	122,432	88,813
Cameroon	Barclays Bank PLC	2,604	1.00% (pays quarterly)(4)	4.56	12/20/28	(215,241)	323,807	108,566
Ghana	Barclays Bank PLC	14,150	1.00% (pays quarterly)(4)	1.73	12/20/26	(49,043)	63,400	14,357
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(4)	1.49	6/20/27	(65,132)	446,035	380,903
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(4)	1.49	6/20/27	(72,556)	496,282	423,726
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(4)	1.52	12/20/26	(19,402)	88,224	68,822
Petroleos Mexicanos	Barclays Bank PLC	10,911	1.00% (pays quarterly)(4)	1.52	12/20/26	(22,980)	88,187	65,207
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(4)	1.71	6/20/27	(77,011)	217,201	140,190
Petroleos Mexicanos	Barclays Bank PLC	19,440	1.00% (pays quarterly)(4)	1.71	6/20/27	(130,603)	315,717	185,114
Petroleos Mexicanos	Deutsche Bank AG	12,367	4.00% (pays monthly)	2.61	7/6/26	84,085	—	84,085

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 14,732	4.20% (pays monthly)	2.61%	7/6/26	$ 104,843	$ —	$ 104,843
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(4)	1.50	6/20/26	5,458	60,727	66,185
Petroleos Mexicanos	Goldman Sachs International	9,000	1.00% (pays quarterly)(4)	1.50	6/20/26	4,250	14,594	18,844
Petroleos Mexicanos	Goldman Sachs International	4,273	1.00% (pays quarterly)(4)	1.50	6/20/26	2,018	7,215	9,233
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(4)	1.71	6/20/27	(28,720)	67,009	38,289
Petroleos Mexicanos	Goldman Sachs International	21,586	1.00% (pays quarterly)(4)	1.71	6/20/27	(145,020)	340,645	195,625
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	8,173	1.00% (pays quarterly)(4)	1.67	6/20/27	(51,587)	143,653	92,066
Total		$193,417				$(1,390,368)	$3,781,711	$2,391,343
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$ 3,833	5.00% (pays quarterly)(4)	12/20/26	$ (119,435)	$ 44,718	$ (74,717)
Ecuador	Barclays Bank PLC	2,149	5.00% (pays quarterly)(4)	12/20/26	(66,962)	20,835	(46,127)
Ivory Coast	Barclays Bank PLC	31,921	1.00% (pays quarterly)(4)	6/20/27	137,688	(628,446)	(490,758)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(4)	6/20/31	(406,501)	(241,235)	(647,736)
Saudi Arabia	BNP Paribas	118,500	1.00% (pays quarterly)(4)	12/20/30	(1,947,026)	1,256,751	(690,275)
Saudi Arabia	BNP Paribas	148,492	1.00% (pays quarterly)(4)	12/20/30	(2,439,812)	1,512,327	(927,485)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(4)	6/20/35	(131,150)	(549,437)	(680,587)
United States	Barclays Bank PLC	153,715	0.25% (pays quarterly)(4)	12/20/30	772,067	(703,544)	68,523
United States	BNP Paribas	12,024	0.25% (pays quarterly)(4)	12/20/30	60,393	(73,700)	(13,307)
United States	Deutsche Bank AG	8,016	1.00% (pays quarterly)(4)	12/20/30	32,092	(41,695)	(9,603)
Total					$(4,108,646)	$596,574	$(3,512,072)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $272,340,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	5,410	Total Return on UZS 63,315,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	$ 295,103
ICBC Standard Bank plc	USD	6,967	Total Return on UZS 80,199,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	259,312
ICBC Standard Bank plc	USD	2,522	Total Return on UZS 29,126,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	192,458
ICBC Standard Bank plc	USD	3,497	Total Return on UZS 40,098,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	240,730
JPMorgan Chase Bank, N.A.	USD	14,500	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	5/14/26	150,760
						$1,138,363
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate

LME	– London Metal Exchange
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

WTI	– West Texas Intermediate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AMD	– Armenian Dram
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $6,713,882,072)	$7,139,579,492
Affiliated investments, at value (identified cost $730,577,249)	730,577,249
Cash	41,791,202
Deposits for derivatives collateral:
Futures contracts and futures style options	28,897,963
Centrally cleared derivatives	229,589,163
OTC derivatives	65,449,000
Cash collateral for securities sold short	436,379,792
Foreign currency, at value (identified cost $120,775,908)	121,190,947
Interest and dividends receivable	103,039,246
Dividends receivable from affiliated investments	1,244,309
Receivable for investments sold	162,585,550
Receivable for open forward foreign currency exchange contracts	191,728,940
Receivable for open OTC swap contracts	3,598,229
Upfront payments on open OTC swap contracts	20,633,933
Receivable for premiums on written options	155,694
Tax reclaims receivable	6,023
Trustees' deferred compensation plan	176,750
Total assets	$9,276,623,482
Liabilities
Cash collateral due to brokers	$65,449,000
Payable for reverse repurchase agreements, including accrued interest of $2,223,601	514,718,425
Payable for closed reverse repurchase agreements	44,989,061
Written options outstanding, at value (premiums received $6,131,228)	1,830,314
Payable for investments purchased	168,887,555
Payable for when-issued securities	31,295,350
Payable for securities sold short, at value (proceeds $1,056,802,503)	1,063,237,044
Payable for closed written options	14,169,175
Payable for variation margin on open futures contracts and futures style options	7,494,240
Payable for variation margin on open centrally cleared derivatives	2,399,827
Payable for open forward foreign currency exchange contracts	125,530,523
Payable for open OTC swap contracts	3,580,595
Payable for closed swap contracts	161,567
Upfront receipts on open OTC swap contracts	6,616,342
Payable for open non-deliverable bond forward contracts	2,804,884
Payable to affiliates:
Investment adviser fee	5,246,452
Trustees' deferred compensation plan	176,750
Interest and dividends payable on securities sold short	11,436,686
Accrued expenses	927,067
Total liabilities	$2,070,950,857
Net Assets applicable to investors' interest in Portfolio	$7,205,672,625

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,067,384)	$6,002,380
Dividend income from affiliated investments	5,394,753
Interest income (net of foreign taxes withheld of $8,579,648)	330,744,463
Other income	7,595,065
Total investment income	$349,736,661
Expenses
Investment adviser fee	$30,152,261
Custodian fee	1,565,877
Legal and accounting services	150,230
Interest expense and fees	13,947,503
Interest and dividend expense on securities sold short	25,152,584
Miscellaneous	144,626
Total expenses	$71,113,081
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$204,653
Total expense reductions	$204,653
Net expenses	$70,908,428
Net investment income	$278,828,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$190,958,189
Written options	4,415,241
Securities sold short	300,843
Futures contracts	1,441,640
Futures style options	(5,094,551)
Swap contracts	33,841,963
Foreign currency transactions	1,584,928
Forward foreign currency exchange contracts	48,788,686
Non-deliverable bond forward contracts	(2,357,328)
Net realized gain	$273,879,611
Change in unrealized appreciation (depreciation):
Investments	$35,381,985
Written options	1,016,562
Securities sold short	16,344,749
Futures contracts	(16,354,410)
Futures style options	(9,391,246)
Swap contracts	(26,218,184)
Foreign currency	(760,416)
Forward foreign currency exchange contracts	46,438,742
Non-deliverable bond forward contracts	(1,872,481)
Net change in unrealized appreciation (depreciation)	$44,585,301
Net realized and unrealized gain	$318,464,912
Net increase in net assets from operations	$597,293,145

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$278,828,233	$316,598,337
Net realized gain	273,879,611	52,867,775
Net change in unrealized appreciation (depreciation)	44,585,301	367,503,324
Net increase in net assets from operations	$597,293,145	$736,969,436
Capital transactions:
Contributions	$1,692,984,661	$2,193,708,277
Withdrawals	(906,954,374)	(278,017,565)
Net increase in net assets from capital transactions	$786,030,287	$1,915,690,712
Net increase in net assets	$1,383,323,432	$2,652,660,148
Net Assets
At beginning of period	$5,822,349,193	$3,169,689,045
At end of period	$7,205,672,625	$5,822,349,193

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.14%(3)	2.17%	1.95%	1.69%	1.18%	1.12%
Net expenses(2)	2.14%(3)(4)	2.17%(4)	1.93%(4)	1.68%(4)	1.17%(4)	1.12%
Net investment income	8.42%(3)	7.61%	7.40%	5.97%	6.13%	5.37%
Portfolio Turnover	96%(5)	135%	129%	56%	94%	82%
Total Return	9.65%(5)	19.09%	9.98%	9.60%	(4.83)%	5.94%
Net assets, end of period (000’s omitted)	$7,205,673	$5,822,349	$3,169,689	$2,473,018	$1,944,771	$2,632,155
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.18%, 1.16%, 0.91%, 0.68%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Global Macro Absolute Return Advantage Fund and Eaton Vance Strategic Income Fund held an interest of 69.0% and 31.0% respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2026 were $37,468,885 or 0.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options (other than futures style options), are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts and futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Futures Style Options—Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For futures style options, on a daily basis for both purchased and written options, the Portfolio pays or receives variation margin based on the daily fluctuation in market value, and records variation margin in the Consolidated Statement of Assets and Liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in futures style options in the Portfolio’s Consolidated Statement of Operations.
N  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

X  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $30,152,261 or 0.91% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $204,653 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $4,573,425,360 and $5,546,037,668, respectively, for the six months ended April 30, 2026.

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,093,144,310
Gross unrealized appreciation	$547,787,257
Gross unrealized depreciation	(308,779,675)
Net unrealized appreciation	$239,007,582
5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$12,943,177
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	18,297,500
Total Restricted Securities			$21,600,000	$31,240,677
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures style options, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.
The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Consolidated Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including futures style options, futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions, and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $136,867,629. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $68,710,780 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$10,519,842	$ —	$854,700	$7,567,847	$2,213,007	$21,155,396
Not applicable	4,671,421(1)	39,681,450(1)	—	39,087,998(1)	43,295,821(1)	126,736,690
Receivable for open forward foreign currency exchange contracts	—	—	—	191,728,940	—	191,728,940
Receivable/Payable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	1,202,894	—	—	1,138,363	2,341,257
Total Asset Derivatives	$15,191,263	$40,884,344	$854,700	$238,384,785	$46,647,191	$341,962,283
Derivatives not subject to master netting or similar agreements	$15,191,263	$39,681,450	$854,700	$39,087,998	$43,295,821	$138,111,232
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,202,894	$ —	$199,296,787	$3,351,370	$203,851,051
Written options outstanding, at value	$ —	$ —	$ —	$(1,830,314)	$ —	$(1,830,314)
Not applicable	(12,773,416)(1)	(80,901,781)(1)	(18,843,012)(1)	(29,340,070)(1)	(41,466,238)(1)	(183,324,517)
Payable for open forward foreign currency exchange contracts	—	—	—	(125,530,523)	—	(125,530,523)
Payable/Receivable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(6,701,908)	—	—	—	(6,701,908)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(2,804,884)	(2,804,884)
Total Liability Derivatives	$(12,773,416)	$(87,603,689)	$(18,843,012)	$(156,700,907)	$(44,271,122)	$(320,192,146)
Derivatives not subject to master netting or similar agreements	$(12,773,416)	$(80,901,781)	$(18,843,012)	$(29,340,070)	$(41,466,238)	$(183,324,517)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(6,701,908)	$ —	$(127,360,837)	$(2,804,884)	$(136,867,629)
(1)	Only the current day’s variation margin on open futures contracts, futures style options and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, futures style options and centrally cleared derivatives, as applicable.

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$17,018,396	$(13,658,560)	$(3,359,836)	$ —	$ —
Barclays Bank PLC	21,413,756	(18,511,479)	(1,031,369)	—	1,870,908
BNP Paribas	1,772,350	(1,772,350)	—	—	—
Citibank, N.A.	9,175,710	(9,175,710)	—	—	—
Deutsche Bank AG	72,369,750	(14,924,646)	—	(55,229,000)	2,216,104
Goldman Sachs International	8,035,539	(8,035,539)	—	—	—
HSBC Bank USA, N.A.	1,562,912	(1,562,912)	—	—	—
ICBC Standard Bank plc	10,577,314	—	—	(10,220,000)	357,314
JPMorgan Chase Bank, N.A.	46,641,811	(25,358,826)	(21,282,985)	—	—
Societe Generale	2,206,657	(2,206,657)	—	—	—
Standard Chartered Bank	12,059,221	(12,059,221)	—	—	—
State Street Bank and Trust Company	239,494	(239,494)	—	—	—
UBS AG	778,141	(778,141)	—	—	—
	$203,851,051	$(108,283,535)	$(25,674,190)	$(65,449,000)	$4,444,326

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(13,658,560)	$13,658,560	$ —	$ —	$ —
Barclays Bank PLC	(18,511,479)	18,511,479	—	—	—
BNP Paribas	(6,180,099)	1,772,350	3,951,447	—	(456,302)
Citibank, N.A.	(12,040,841)	9,175,710	2,865,131	—	—
Deutsche Bank AG	(14,924,646)	14,924,646	—	—	—
Goldman Sachs International	(19,000,037)	8,035,539	10,964,498	—	—
HSBC Bank USA, N.A.	(2,526,596)	1,562,912	963,684	—	—
JPMorgan Chase Bank, N.A.	(25,358,826)	25,358,826	—	—	—
Societe Generale	(5,387,934)	2,206,657	3,181,277	—	—
Standard Chartered Bank	(12,275,969)	12,059,221	216,748	—	—
State Street Bank and Trust Company	(4,611,096)	239,494	3,752,896	—	(618,706)
UBS AG	(2,391,546)	778,141	1,599,130	—	(14,275)
	$(136,867,629)	$108,283,535	$27,494,811	$—	$(1,089,283)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2026 is included at Note 8.

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April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(129,067)	$ —	$(9,512,633)	$(1,624,606)	$(115,071)	$(11,381,377)
Written options	—	—	—	4,415,241	—	4,415,241
Futures contracts	6,290,362	—	(1,706,344)	—	(3,142,378)	1,441,640
Futures style options	(5,094,551)	—	—	—	—	(5,094,551)
Swap contracts	—	(10,772,099)	(264,782)	—	44,878,844	33,841,963
Forward foreign currency exchange contracts	—	—	—	48,788,686	—	48,788,686
Non-deliverable bond forward contracts	—	—	—	—	(2,357,328)	(2,357,328)
Total	$1,066,744	$(10,772,099)	$(11,483,759)	$51,579,321	$39,264,067	$69,654,274
Change in unrealized appreciation (depreciation):
Investments(1)	$(4,754,103)	$ —	$175,726	$(625,980)	$812,606	$(4,391,751)
Written options	—	—	—	1,016,562	—	1,016,562
Futures contracts	6,525,053	—	(17,006,625)	—	(5,872,838)	(16,354,410)
Futures style options	(9,391,246)	—	—	—	—	(9,391,246)
Swap contracts	—	(22,755,380)	—	—	(3,462,804)	(26,218,184)
Forward foreign currency exchange contracts	—	—	—	46,438,742	—	46,438,742
Non-deliverable bond forward contracts	—	—	—	—	(1,872,481)	(1,872,481)
Total	$(7,620,296)	$(22,755,380)	$(16,830,899)	$46,829,324	$(10,395,517)	$(10,772,768)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$504,056,000	$980,553,000	$10,422,653,000	$125,824,000	$193,319,000
Swap Contracts
$10,857,220,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $2,172,655,000 and $13,910,000, respectively. The average number of purchased and written options contracts, including futures style options, outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was 12,805 and 636, respectively.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	3/20/26	On Demand(1)	2.45%	NZD	279,537,319	$165,557,926
Barclays Bank PLC	1/12/26	On Demand(1)	4.05	USD	9,642,400	9,759,555
Barclays Bank PLC	2/10/26	On Demand(1)	4.05	USD	37,882,438	38,219,118
Barclays Bank PLC	3/5/26	5/5/26	4.05	USD	9,604,500	9,665,008
JPMorgan Chase Bank, N.A.	2/12/26	5/14/26	2.45	NZD	198,069,808	117,590,971
JPMorgan Chase Bank, N.A.	2/12/26	On Demand(1)	2.45	NZD	166,417,437	98,799,449
JPMorgan Chase Bank, N.A.	4/1/26	On Demand(1)	5.75	USD	3,353,000	3,368,531
JPMorgan Chase Bank, N.A.	4/15/26	On Demand(1)	4.60	USD	30,707,767	30,762,700
JPMorgan Chase Bank, N.A.	4/15/26	On Demand(1)	4.65	USD	6,840,000	6,852,369
JPMorgan Chase Bank, N.A.	4/15/26	On Demand(1)	5.75	USD	16,528,750	16,565,710
Nomura International PLC	3/12/26	On Demand(1)	4.15	USD	17,478,360	17,577,088
Total						$514,718,425
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Foreign Corporate Bonds and Sovereign Government Bonds.
For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $748,104,000 and 3.58%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2026.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$227,891,131	$(57,643,681)	$(170,247,450)	$ —	$ —
Citibank, N.A.	7,351,523	—	(6,528,454)	—	823,069
JPMorgan Chase Bank, N.A.	68,332,273	(68,332,273)	—	—	—
Merrill Lynch International	49,695,572	—	(48,632,718)	—	1,062,854
Nomura International PLC	664,357,542	(17,577,088)	(623,105,884)	—	23,674,570
	$1,017,628,041	$(143,553,042)	$(848,514,506)	$ —	$25,560,493

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Australia & New Zealand Banking Group Ltd.	$(165,557,926)	$ —	$165,557,926	$ —	$ —
Barclays Bank PLC	(57,643,681)	57,643,681	—	—	—
JPMorgan Chase Bank, N.A.	(273,939,730)	68,332,273	205,607,457	—	—
Nomura International PLC	(17,577,088)	17,577,088	—	—	—
	$(514,718,425)	$143,553,042	$371,165,383	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $730,577,249, which represents 10.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$50,811,646	$4,386,797,209	$(3,707,031,606)	$ —	$ —	$730,577,249	$5,394,753	730,577,249
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 38,847,585	$ —	$ 38,847,585
Common Stocks	81,070,145	713,726,275*	—	794,796,420
Convertible Bonds	—	1,635,791	—	1,635,791
Credit Linked Notes	—	9,987,214	—	9,987,214
Foreign Corporate Bonds	—	577,473,943	0	577,473,943
Insurance Linked Securities	—	—	153,224,937	153,224,937
Loan Participation Notes	—	—	13,918,335	13,918,335
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	59,533,241	—	59,533,241
Sovereign Government Bonds	—	3,491,567,133	—	3,491,567,133
Sovereign Loans	—	88,018,411	—	88,018,411
U.S. Government Guaranteed Small Business Administration Loans	—	3,434,553	—	3,434,553
Short-Term Investments:
Affiliated Fund	730,577,249	—	—	730,577,249
Repurchase Agreements	—	1,017,628,041	—	1,017,628,041
Sovereign Government Securities	—	680,950,474	—	680,950,474
U.S. Treasury Obligations	—	187,408,018	—	187,408,018
Purchased Currency Options	—	7,567,847	—	7,567,847
Purchased Interest Rate Swaptions	—	2,213,007	—	2,213,007
Purchased Call Options	5,359,142	—	—	5,359,142
Purchased Put Options	5,795,775	219,625	—	6,015,400
Total Investments	$822,802,311	$6,880,211,158	$167,143,272	$7,870,156,741
Forward Foreign Currency Exchange Contracts	$ —	$ 230,816,938	$ —	$ 230,816,938
Futures Contracts	7,350,340	—	—	7,350,340
Swap Contracts	—	82,639,609	—	82,639,609
Total	$830,152,651	$7,193,667,705	$167,143,272	$8,190,963,628
Liability Description
Securities Sold Short	$(290,690,649)	$ (772,546,395)	$ —	$(1,063,237,044)
Written Currency Options	—	(1,830,314)	—	(1,830,314)
Forward Foreign Currency Exchange Contracts	—	(154,870,593)	—	(154,870,593)
Non-Deliverable Bond Forward Contracts	—	(2,804,884)	—	(2,804,884)
Futures Contracts	(30,600,997)	(795,522)	—	(31,396,519)
Purchased Call Futures Style Options	(9,391,246)	—	—	(9,391,246)
Swap Contracts	—	(119,898,590)	—	(119,898,590)
Total	$(330,682,892)	$(1,052,746,298)	$ —	$(1,383,429,190)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2025	$0	$81,103,013	$13,836,167	$94,939,180
Realized gains (losses)	—	60,221	—	60,221
Change in net unrealized appreciation (depreciation)	—	8,715,658	(42,578)	8,673,080
Cost of purchases	136,718	92,841,819	—	92,978,537
Proceeds from sales, including return of capital	(136,718)	(29,495,774)	—	(29,632,492)
Accrued discount (premium)	—	—	124,746	124,746
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2026	$0	$153,224,937	$13,918,335	$167,143,272
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2026	$(136,718)	$56,611,045	$(42,578)	$56,431,749
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2026:
Type of Investment	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	13,918,335	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.89%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

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EGRAX-NCSR    4.30.26

Eaton Vance
Global Equity Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Global Equity Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 2.5%
BAE Systems PLC	193,189	$ 5,373,271
Leonardo SpA	54,830	3,423,901
Safran SA	35,583	11,426,147
		$ 20,223,319
Automobile Components — 1.0%
Continental AG(1)	106,546	$ 8,061,595
		$ 8,061,595
Automobiles — 3.4%
Bayerische Motoren Werke AG	63,653	$ 5,825,087
Mercedes-Benz Group AG	135,498	7,898,192
Renault SA	384,755	13,516,136
		$ 27,239,415
Banks — 12.4%
Banco Bilbao Vizcaya Argentaria SA	124,713	$ 2,753,962
Banco BPM SpA	262,979	3,831,875
Banco Santander SA	644,934	7,869,688
Barclays PLC	1,304,402	7,667,159
BNP Paribas SA	62,841	6,599,653
Citigroup, Inc.	50,551	6,469,517
Danske Bank AS	45,398	2,333,842
DNB Bank ASA	431,452	13,065,807
Grupo Financiero Banorte SAB de CV, Class O	338,933	3,693,659
HDFC Bank Ltd.	283,344	2,317,491
ING Groep NV	269,972	7,813,361
KBC Group NV	27,819	3,702,651
NatWest Group PLC	432,315	3,448,089
Nordea Bank Abp	101,520	1,909,072
Skandinaviska Enskilda Banken AB, Class A	92,620	1,833,151
Societe Generale SA	158,343	12,746,613
Svenska Handelsbanken AB, Class A	230,922	3,281,386
Swedbank AB, Class A	62,443	2,207,311
Toronto-Dominion Bank	35,586	3,833,548
Truist Financial Corp.	55,612	2,864,018
		$100,241,853
Beverages — 0.1%
Diageo PLC	9,251	$ 187,049
Pernod Ricard SA	3,516	261,386
		$ 448,435
Security	Shares	Value
Biotechnology — 0.0%†
CSL Ltd.	2,666	$ 240,635
		$ 240,635
Broadline Retail — 1.8%
Amazon.com, Inc.(1)	55,538	$ 14,720,902
		$ 14,720,902
Building Products — 0.4%
Trane Technologies PLC	6,929	$ 3,412,810
		$ 3,412,810
Capital Markets — 1.4%
Bank of New York Mellon Corp.	29,820	$ 4,006,913
Charles Schwab Corp.	33,398	3,060,593
State Street Corp.	24,894	3,804,799
		$ 10,872,305
Chemicals — 0.1%
Sika AG	3,369	$ 621,467
		$ 621,467
Construction & Engineering — 1.1%
Bouygues SA	115,242	$ 6,815,383
Skanska AB, Class B	87,852	2,372,647
		$ 9,188,030
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,916,864
		$ 1,916,864
Consumer Finance — 0.7%
Capital One Financial Corp.	31,445	$ 6,015,428
		$ 6,015,428
Consumer Staples Distribution & Retail — 0.9%
U.S. Foods Holding Corp.(1)	76,061	$ 7,110,943
		$ 7,110,943
Electric Utilities — 2.3%
Iberdrola SA	149,013	$ 3,493,492
NextEra Energy, Inc.	63,433	6,208,822
SSE PLC	244,320	8,747,721
		$ 18,450,035

1
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 3.1%
AMETEK, Inc.	23,890	$ 5,626,095
Schneider Electric SE	37,208	11,839,911
Signify NV(2)	314,797	7,159,736
		$ 24,625,742
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	8,875	$ 1,215,076
Keyence Corp.	10,775	4,942,126
		$ 6,157,202
Energy Equipment & Services — 0.5%
Baker Hughes Co.	56,771	$ 3,955,236
		$ 3,955,236
Entertainment — 0.5%
Walt Disney Co.	37,141	$ 3,853,379
		$ 3,853,379
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	19,807	$ 9,380,595
Global Payments, Inc.	7,262	522,574
Visa, Inc., Class A	18,472	6,092,804
Voya Financial, Inc.	25,231	2,067,933
		$ 18,063,906
Food Products — 1.4%
Nestle SA	53,703	$ 5,436,873
Orkla ASA	468,116	5,773,748
		$ 11,210,621
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	4,893	$ 444,235
Boston Scientific Corp.(1)	107,672	6,202,984
Coloplast AS, Class B	4,332	267,604
Intuitive Surgical, Inc.(1)	9,991	4,571,982
Medline, Inc., Class A(1)	3,892	173,077
Straumann Holding AG	17,454	1,894,261
		$ 13,554,143
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	88,353	$ 1,428,668
		$ 1,428,668
Hotels, Restaurants & Leisure — 2.2%
Amadeus IT Group SA	16,357	$ 943,836
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Aramark	88,783	$ 4,056,495
Compass Group PLC	62,138	1,755,834
InterContinental Hotels Group PLC	34,088	4,873,939
Marriott International, Inc., Class A	15,907	5,753,403
		$ 17,383,507
Household Products — 0.4%
Reckitt Benckiser Group PLC	44,168	$ 2,810,346
		$ 2,810,346
Industrial Conglomerates — 1.2%
Siemens AG	32,713	$ 9,721,030
		$ 9,721,030
Insurance — 7.0%
AIA Group Ltd.	305,511	$ 3,354,133
Allianz SE	6,961	3,179,314
Allstate Corp.	13,658	2,967,337
American International Group, Inc.	40,947	3,062,836
Arch Capital Group Ltd.(1)	8,222	776,650
Assurant, Inc.	10,499	2,480,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,018	10,777,859
Prudential PLC	218,202	3,288,203
RenaissanceRe Holdings Ltd.	13,524	4,151,462
SCOR SE	146,061	5,449,943
Swiss Re AG	67,349	10,849,160
Zurich Insurance Group AG	8,945	6,236,633
		$ 56,574,129
Interactive Media & Services — 6.4%
Alphabet, Inc., Class C(3)	120,945	$ 46,193,734
Meta Platforms, Inc., Class A	8,408	5,144,939
		$ 51,338,673
Life Sciences Tools & Services — 0.1%
Danaher Corp.	5,151	$ 921,771
		$ 921,771
Machinery — 3.0%
IDEX Corp.	28,301	$ 6,165,373
Ingersoll Rand, Inc.	90,452	7,223,497
Parker-Hannifin Corp.	5,360	4,874,491
Volvo AB, Class B	163,946	5,714,622
		$ 23,977,983

2
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 0.9%
Anglo American PLC	64,458	$ 3,189,699
Rio Tinto Ltd.	33,103	4,054,772
		$ 7,244,471
Multi-Utilities — 0.2%
CMS Energy Corp.	17,382	$ 1,333,895
		$ 1,333,895
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	2,887	$ 558,086
ConocoPhillips	18,487	2,325,295
EOG Resources, Inc.	114,181	16,050,423
EQT Corp.	7,207	432,997
Exxon Mobil Corp.	47,794	7,376,048
Occidental Petroleum Corp.	38,552	2,335,480
		$ 29,078,329
Personal Care Products — 0.5%
L'Oreal Prime De Fidelite(1)	8,246	$ 3,551,461
L'Oreal SA	1,257	541,376
		$ 4,092,837
Pharmaceuticals — 6.0%
AstraZeneca PLC	48,751	$ 9,249,148
Eli Lilly & Co.(3)	31,227	29,184,754
Novo Nordisk AS, Class B	62,443	2,656,071
Sanofi SA	72,981	6,829,303
Zoetis, Inc.	6,698	770,069
		$ 48,689,345
Professional Services — 1.1%
Intertek Group PLC	17,048	$ 1,098,200
Recruit Holdings Co. Ltd.	112,483	5,210,771
RELX PLC	67,221	2,451,303
Verisk Analytics, Inc.	1,673	308,652
		$ 9,068,926
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc.	31,943	$ 2,021,672
		$ 2,021,672
Semiconductors & Semiconductor Equipment — 17.5%
ASML Holding NV	18,556	$ 26,823,544
Broadcom, Inc.	27,460	11,462,628
Infineon Technologies AG	75,746	5,094,316
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	64,178	$ 5,962,778
Micron Technology, Inc.(3)	54,537	28,204,355
NVIDIA Corp.	159,359	31,803,276
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	20,935,731
Tokyo Electron Ltd.	37,158	10,949,817
		$141,236,445
Software — 3.2%
Autodesk, Inc.(1)	10,223	$ 2,422,851
Intuit, Inc.	4,794	1,862,469
Microsoft Corp.	53,370	21,763,219
		$ 26,048,539
Specialty Retail — 1.8%
Lowe's Cos., Inc.	17,778	$ 4,245,209
TJX Cos., Inc.	66,847	10,478,267
		$ 14,723,476
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	98,553	$ 26,742,356
		$ 26,742,356
Textiles, Apparel & Luxury Goods — 1.0%
Cie Financiere Richemont SA, Class A	16,697	$ 3,204,443
LVMH Moet Hennessy Louis Vuitton SE	9,100	4,861,303
		$ 8,065,746
Trading Companies & Distributors — 0.2%
IMCD NV(1)	15,819	$ 1,860,073
		$ 1,860,073
Total Common Stocks (identified cost $426,514,105)		$794,546,482

3
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	1,919,446	$ 1,919,446
Total Short-Term Investments (identified cost $1,919,446)		$ 1,919,446
Total Investments — 98.9% (identified cost $428,433,551)		$796,465,928
Other Assets, Less Liabilities — 1.1%		$ 9,067,209
Net Assets — 100.0%		$805,533,137
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $7,159,736 or 0.9% of the Fund's net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of April 30, 2026.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	56.7%	$451,300,519
France	8.3	65,769,401
Germany	6.3	50,557,393
United Kingdom	5.4	42,788,120
Netherlands	4.6	36,496,978
Japan	2.6	21,102,714
Taiwan	2.6	20,935,731
Norway	2.4	18,839,555
Sweden	1.9	15,409,117
Spain	1.9	15,060,978
Switzerland	1.5	11,956,804
Italy	0.9	7,255,776
Hong Kong	0.8	6,642,336
Denmark	0.7	5,257,517
Australia	0.5	4,295,407
Bermuda	0.5	4,151,462
Canada	0.5	3,833,548
Belgium	0.5	3,702,651
Mexico	0.5	3,693,659
South Africa	0.4	3,189,699
India	0.3	2,317,491
Finland	0.2	1,909,072
Total Investments	100.0%	$796,465,928

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	249	Long	6/18/26	$ 90,184,687	$ 6,159,807
E-Mini PHLX Semiconductor Sector Index	(115)	Short	6/18/26	(30,372,937)	(7,662,208)
STOXX Europe 600 Banks Index	(2,535)	Short	6/19/26	(53,137,107)	(4,569,214)
STOXX Europe 600 Index	(725)	Short	6/19/26	(25,875,748)	97,952
STOXX Europe 600 Insurance Index	(350)	Short	6/19/26	(10,137,986)	(63,903)
					$(6,037,566)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
4
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $426,514,105)	$794,546,482
Affiliated investments, at value (identified cost $1,919,446)	1,919,446
Foreign currency, at value (identified cost $2,918,346)	2,915,041
Dividends receivable	1,935,916
Dividends receivable from affiliated investments	3,351
Receivable for Fund shares sold	832,202
Tax reclaims receivable	6,644,084
Trustees' deferred compensation plan	171,005
Total assets	$808,967,527
Liabilities
Payable for Fund shares redeemed	$1,758,033
Payable for variation margin on open futures contracts	504,650
Payable to affiliates:
Investment adviser fee	411,831
Administration fee	96,401
Distribution and service fees	106,761
Sub-transfer agency fee	12,824
Trustees' fees	3,684
Trustees' deferred compensation plan	171,005
Accrued foreign capital gains taxes	193,674
Accrued expenses	175,527
Total liabilities	$3,434,390
Net Assets	$805,533,137
Sources of Net Assets
Paid-in capital	$437,923,840
Distributable earnings	367,609,297
Net Assets	$805,533,137
Class A Shares
Net Assets	$470,904,027
Shares Outstanding	22,910,067
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.55
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$21.69
Class C Shares
Net Assets	$16,033,598
Shares Outstanding	782,182
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.50
Class I Shares
Net Assets	$318,595,512
Shares Outstanding	15,481,485
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.58
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,310,147)	$16,567,892
Dividend income from affiliated investments	42,519
Interest income	508
Other income	2,925,763
Total investment income	$19,536,682
Expenses
Investment adviser fee	$2,478,793
Administration fee	580,034
Distribution and service fees:
Class A	566,854
Class C	78,029
Trustees’ fees and expenses	21,756
Custodian fee	114,262
Transfer and dividend disbursing agent fees	140,977
Legal and accounting services	75,847
Printing and postage	11,235
Registration fees	30,379
ReFlow liquidity program fees	19,439
Miscellaneous	48,145
Total expenses	$4,165,750
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,735
Total expense reductions	$1,735
Net expenses	$4,164,015
Net investment income	$15,372,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,331,425(1)
Futures contracts	188,455
Foreign currency transactions	105,443
Net realized gain	$4,625,323
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $100,573)	$52,825,415
Futures contracts	(6,037,566)
Foreign currency	215,448
Net change in unrealized appreciation (depreciation)	$47,003,297
Net realized and unrealized gain	$51,628,620
Net increase in net assets from operations	$67,001,287
(1)	Includes $9,958,727 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$15,372,667	$23,102,406
Net realized gain	4,625,323(1)	15,096,032
Net change in unrealized appreciation (depreciation)	47,003,297	80,460,561
Net increase in net assets from operations	$67,001,287	$118,658,999
Distributions to shareholders:
Class A	$(8,784,240)	$(16,383,284)
Class C	(245,313)	(480,221)
Class I	(6,261,807)	(10,663,758)
Total distributions to shareholders	$(15,291,360)	$(27,527,263)
Transactions in shares of beneficial interest:
Class A	$(6,668,423)	$(20,004,407)
Class C	(361,586)	(2,358,076)
Class I	2,156,745	59,519,165
Net increase (decrease) in net assets from Fund share transactions	$(4,873,264)	$37,156,682
Net increase in net assets	$46,836,663	$128,288,418
Net Assets
At beginning of period	$758,696,474	$630,408,056
At end of period	$805,533,137	$758,696,474
(1)	Includes $9,958,727 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.24	$16.92	$14.02	$13.04	$17.64	$12.69
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.58	$0.71	$0.54	$0.74	$0.39
Net realized and unrealized gain (loss)	1.31	2.43	2.88	1.16	(4.02)	4.99
Total income (loss) from operations	$1.69	$3.01	$3.59	$1.70	$(3.28)	$5.38
Less Distributions
From net investment income	$(0.38)	$(0.69)	$(0.69)	$(0.72)	$(0.64)	$(0.43)
From net realized gain	—	—	—	—	(0.68)	—
Total distributions	$(0.38)	$(0.69)	$(0.69)	$(0.72)	$(1.32)	$(0.43)
Net asset value — End of period	$20.55	$19.24	$16.92	$14.02	$13.04	$17.64
Total Return(2)	8.90%(3)	18.28%	25.77%	13.10%	(19.65)%	42.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$470,904	$447,240	$412,677	$372,352	$356,746	$494,280
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.16%(5)	1.16%	1.18%	1.20%	1.18%	1.16%
Net expenses	1.16%(5)(6)	1.16%(6)	1.18%(6)	1.20%(6)	1.18%(6)	1.16%
Net investment income	3.88%(5)	3.29%	4.26%	3.80%	4.97%	2.41%
Portfolio Turnover	48%(3)	102%	136%	107%	99%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.19	$16.88	$13.98	$13.01	$17.59	$12.65
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.45	$0.58	$0.42	$0.61	$0.25
Net realized and unrealized gain (loss)	1.31	2.42	2.88	1.16	(3.99)	5.00
Total income (loss) from operations	$1.62	$2.87	$3.46	$1.58	$(3.38)	$5.25
Less Distributions
From net investment income	$(0.31)	$(0.56)	$(0.56)	$(0.61)	$(0.52)	$(0.31)
From net realized gain	—	—	—	—	(0.68)	—
Total distributions	$(0.31)	$(0.56)	$(0.56)	$(0.61)	$(1.20)	$(0.31)
Net asset value — End of period	$20.50	$19.19	$16.88	$13.98	$13.01	$17.59
Total Return(2)	8.51%(3)	17.38%	24.91%	12.20%	(20.22)%	41.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,034	$15,366	$15,836	$15,979	$20,044	$31,961
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.91%(5)	1.92%	1.93%	1.95%	1.94%	1.92%
Net expenses	1.91%(5)(6)	1.92%(6)	1.93%(6)	1.95%(6)	1.94%(6)	1.92%
Net investment income	3.12%(5)	2.56%	3.50%	2.96%	4.08%	1.55%
Portfolio Turnover	48%(3)	102%	136%	107%	99%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.26	$16.94	$14.03	$13.05	$17.65	$12.70
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.62	$0.76	$0.58	$0.79	$0.42
Net realized and unrealized gain (loss)	1.32	2.43	2.88	1.16	(4.03)	5.00
Total income (loss) from operations	$1.73	$3.05	$3.64	$1.74	$(3.24)	$5.42
Less Distributions
From net investment income	$(0.41)	$(0.73)	$(0.73)	$(0.76)	$(0.68)	$(0.47)
From net realized gain	—	—	—	—	(0.68)	—
Total distributions	$(0.41)	$(0.73)	$(0.73)	$(0.76)	$(1.36)	$(0.47)
Net asset value — End of period	$20.58	$19.26	$16.94	$14.03	$13.05	$17.65
Total Return(2)	9.08%(3)	18.55%	26.14%	13.38%	(19.44)%	43.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$318,596	$296,091	$201,895	$154,559	$141,680	$188,245
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91%(5)	0.91%	0.93%	0.95%	0.93%	0.91%
Net expenses	0.91%(5)(6)	0.91%(6)	0.93%(6)	0.95%(6)	0.93%(6)	0.91%
Net investment income	4.16%(5)	3.52%	4.55%	4.03%	5.26%	2.63%
Portfolio Turnover	48%(3)	102%	136%	107%	99%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Equity Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income
11

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $789,600 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $789,600 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$435,436,526
Gross unrealized appreciation	$367,664,571
Gross unrealized depreciation	(12,672,735)
Net unrealized appreciation	$354,991,836
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended April 30, 2026, the Fund’s investment adviser fee amounted to $2,478,793 or 0.64% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $1,735 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $580,034.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $20,029 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees
13

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,034 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the  terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $566,854 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $58,522 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $19,507 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $371,845,281 and $371,435,410, respectively, for the six months ended April 30, 2026. In-kind sales for the six months ended April 30, 2026 aggregated $12,024,498.
14

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	250,882	$ 4,970,340	455,570	$ 7,966,262
Issued to shareholders electing to receive payments of distributions in Fund shares	394,088	7,742,133	824,587	14,416,152
Redemptions	(977,597)	(19,380,896)	(2,424,839)	(42,386,821)
Net decrease	(332,627)	$(6,668,423)	(1,144,682)	$(20,004,407)
Class C
Sales	69,782	$ 1,376,763	109,984	$ 1,956,009
Issued to shareholders electing to receive payments of distributions in Fund shares	12,515	244,976	27,484	478,454
Redemptions	(100,841)	(1,983,325)	(275,013)	(4,792,539)
Net decrease	(18,544)	$ (361,586)	(137,545)	$(2,358,076)
Class I
Sales	1,227,882	$24,507,274	4,471,395	$77,191,492
Issued to shareholders electing to receive payments of distributions in Fund shares	315,858	6,214,382	603,121	10,581,085
Redemptions	(1,431,649)	(28,564,911)	(1,622,878)	(28,253,412)
Net increase	112,091	$ 2,156,745	3,451,638	$59,519,165
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
15

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$6,257,759	$(12,295,325)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$188,455	$(6,037,566)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$37,335,000	$43,391,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
16

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

10   Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,919,446, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,676,762	$106,339,604	$(107,096,920)	$ —	$ —	$1,919,446	$42,519	1,919,446
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 55,192,052	$ —	$ —	$ 55,192,052
Consumer Discretionary	39,254,276	50,940,365	—	90,194,641
Consumer Staples	7,110,943	18,562,239	—	25,673,182
Energy	33,033,565	—	—	33,033,565
Financials	65,251,265	126,516,356	—	191,767,621
Health Care	42,268,872	21,137,022	—	63,405,894
Industrials	27,610,918	74,466,995	—	102,077,913
Information Technology	152,374,739	47,809,803	—	200,184,542
Materials	1,916,864	7,865,938	—	9,782,802
Real Estate	3,450,340	—	—	3,450,340
Utilities	7,542,717	12,241,213	—	19,783,930
Total Common Stocks	$435,006,551	$359,539,931*	$ —	$794,546,482
Short-Term Investments	$ 1,919,446	$ —	$ —	$ 1,919,446
Total Investments	$436,925,997	$ 359,539,931	$ —	$796,465,928
Futures Contracts	$ 6,257,759	$ —	$ —	$ 6,257,759
Total	$443,183,756	$ 359,539,931	$ —	$802,723,687
17

Eaton Vance
Global Equity Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(12,295,325)	$ —	$ —	$(12,295,325)
Total	$(12,295,325)	$ —	$ —	$(12,295,325)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
18

EADIX-NCSR    4.30.26

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost $39,424,930)	$157,628,841
Receivable for Fund shares sold	12,824
Total assets	$157,641,665
Liabilities
Payable for Fund shares redeemed	$149,464
Payable to affiliates:
Administration fee	18,498
Distribution and service fees	34,743
Sub-transfer agency fee	8,458
Trustees' fees	42
Payable for legal and accounting services	17,793
Accrued expenses	32,081
Total liabilities	$261,079
Net Assets	$157,380,586
Sources of Net Assets
Paid-in capital	$47,891,385
Distributable earnings	109,489,201
Net Assets	$157,380,586
Class A Shares
Net Assets	$150,877,198
Shares Outstanding	2,532,127
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$59.59
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$62.89
Class C Shares
Net Assets	$6,503,388
Shares Outstanding	140,308
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$46.35
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $1,513)	$424,740
Securities lending income allocated from Portfolio, net	1,844
Expenses allocated from Portfolio	(554,073)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	1,958
Total investment loss from Portfolio	$(125,531)
Expenses
Administration fee	$115,727
Distribution and service fees:
Class A	184,355
Class C	34,089
Trustees’ fees and expenses	250
Custodian fee	11,605
Transfer and dividend disbursing agent fees	40,490
Legal and accounting services	25,706
Printing and postage	8,828
Registration fees	19,941
ReFlow liquidity program fees	2,649
Miscellaneous	4,723
Total expenses	$448,363
Net investment loss	$(573,894)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$5,188,706
Foreign currency transactions	(3)
Net realized gain	$5,188,703
Change in unrealized appreciation (depreciation):
Investments	$(5,912,086)
Net change in unrealized appreciation (depreciation)	$(5,912,086)
Net realized and unrealized loss	$(723,383)
Net decrease in net assets from operations	$(1,297,277)
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(573,894)	$(1,199,109)
Net realized gain	5,188,703	14,397,719
Net change in unrealized appreciation (depreciation)	(5,912,086)	8,777,385
Net increase (decrease) in net assets from operations	$(1,297,277)	$21,975,995
Distributions to shareholders:
Class A	$(12,008,436)	$(3,226,852)
Class C	(714,664)	(211,837)
Total distributions to shareholders	$(12,723,100)	$(3,438,689)
Transactions in shares of beneficial interest:
Class A	$4,929,108	$(3,145,663)
Class C	(310,342)	(589,745)
Net increase (decrease) in net assets from Fund share transactions	$4,618,766	$(3,735,408)
Net increase (decrease) in net assets	$(9,401,611)	$14,801,898
Net Assets
At beginning of period	$166,782,197	$151,980,299
At end of period	$157,380,586	$166,782,197
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$64.95	$57.74	$43.06	$36.29	$51.60	$39.63
Income (Loss) From Operations
Net investment loss(1)	$(0.21)	$(0.44)	$(0.36)	$(0.25)	$(0.33)	$(0.39)
Net realized and unrealized gain (loss)	(0.24)	8.95	15.04	7.02	(13.38)	13.73
Total income (loss) from operations	$(0.45)	$8.51	$14.68	$6.77	$(13.71)	$13.34
Less Distributions
From net realized gain	$(4.91)	$(1.30)	$—	$—	$(1.60)	$(1.37)
Total distributions	$(4.91)	$(1.30)	$—	$—	$(1.60)	$(1.37)
Net asset value — End of period	$59.59	$64.95	$57.74	$43.06	$36.29	$51.60
Total Return(2)	(0.53)%(3)	14.89%	34.09%	18.66%	(27.42)%	34.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$150,877	$159,140	$144,509	$109,562	$93,206	$136,537
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.26%(6)	1.23%	1.23%	1.26%	1.28%	1.25%
Net expenses	1.26%(6)(7)	1.23%(7)	1.23%(7)	1.26%(7)	1.28%(7)	1.25%
Net investment loss	(0.71)%(6)	(0.74)%	(0.67)%	(0.60)%	(0.79)%	(0.83)%
Portfolio Turnover of the Portfolio	4%(3)	14%	8%	2%	0%(8)	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(8)	Amount is less than 0.5%.
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$51.82	$46.65	$35.05	$29.77	$42.92	$33.41
Income (Loss) From Operations
Net investment loss(1)	$(0.33)	$(0.70)	$(0.61)	$(0.45)	$(0.54)	$(0.61)
Net realized and unrealized gain (loss)	(0.23)	7.17	12.21	5.73	(11.01)	11.49
Total income (loss) from operations	$(0.56)	$6.47	$11.60	$5.28	$(11.55)	$10.88
Less Distributions
From net realized gain	$(4.91)	$(1.30)	$—	$—	$(1.60)	$(1.37)
Total distributions	$(4.91)	$(1.30)	$—	$—	$(1.60)	$(1.37)
Net asset value — End of period	$46.35	$51.82	$46.65	$35.05	$29.77	$42.92
Total Return(2)	(0.91)%(3)	14.04%	33.10%	17.74%	(27.95)%	33.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,503	$7,642	$7,472	$6,145	$7,382	$13,300
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	2.01%(6)	1.98%	1.98%	2.01%	2.03%	2.00%
Net expenses	2.01%(6)(7)	1.98%(7)	1.98%(7)	2.01%(7)	2.03%(7)	2.00%
Net investment loss	(1.45)%(6)	(1.48)%	(1.41)%	(1.34)%	(1.53)%	(1.57)%
Portfolio Turnover of the Portfolio	4%(3)	14%	8%	2%	0%(8)	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(8)	Amount is less than 0.5%.
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (52.5% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
6

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% ofthe Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $115,727.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $13,158 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,007 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026 in the amount of $2,897. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $184,355 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $25,567 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $8,522 for Class C shares.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
7

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $601,787 and $9,154,111, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	93,519	$ 5,309,973	166,156	$ 9,746,380
Issued to shareholders electing to receive payments of distributions in Fund shares	198,831	11,605,755	50,723	3,090,035
Redemptions	(210,577)	(11,986,620)	(269,205)	(15,982,078)
Net increase (decrease)	81,773	$ 4,929,108	(52,326)	$(3,145,663)
Class C
Sales	5,652	$ 260,576	12,680	$ 602,994
Issued to shareholders electing to receive payments of distributions in Fund shares	15,696	714,665	4,329	211,762
Redemptions	(28,518)	(1,285,583)	(29,679)	(1,404,501)
Net decrease	(7,170)	$ (310,342)	(12,670)	$ (589,745)
8

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Biotechnology — 2.7%
AbbVie, Inc.	17,006	$ 3,593,708
Argenx SE ADR(1)	1,668	1,303,909
Vertex Pharmaceuticals, Inc.(1)	7,471	3,192,956
		$ 8,090,573
Broadline Retail — 9.7%
Amazon.com, Inc.(1)	110,092	$ 29,180,985
		$ 29,180,985
Capital Markets — 0.9%
S&P Global, Inc.	5,966	$ 2,572,718
		$ 2,572,718
Chemicals — 1.2%
Ecolab, Inc.	5,380	$ 1,402,028
Sherwin-Williams Co.	6,570	2,112,978
		$ 3,515,006
Commercial Services & Supplies — 1.4%
Copart, Inc.(1)	49,420	$ 1,636,296
Waste Connections, Inc.	16,156	2,661,217
		$ 4,297,513
Consumer Staples Distribution & Retail — 1.8%
Performance Food Group Co.(1)	58,516	$ 5,299,209
		$ 5,299,209
Electrical Equipment — 2.5%
AMETEK, Inc.	31,600	$ 7,441,800
		$ 7,441,800
Entertainment — 0.5%
Live Nation Entertainment, Inc.(1)	9,609	$ 1,517,645
		$ 1,517,645
Financial Services — 3.4%
Visa, Inc., Class A	30,882	$ 10,186,119
		$ 10,186,119
Security	Shares	Value
Food Products — 0.4%
Mondelez International, Inc., Class A	21,749	$ 1,336,259
		$ 1,336,259
Ground Transportation — 2.1%
Norfolk Southern Corp.	8,734	$ 2,758,459
Uber Technologies, Inc.(1)	47,387	3,535,544
		$ 6,294,003
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(1)	5,720	$ 2,617,529
Stryker Corp.	4,839	1,524,914
		$ 4,142,443
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	3,237	$ 1,199,244
		$ 1,199,244
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	15,650	$ 2,634,834
Domino's Pizza, Inc.	3,079	1,045,074
Marriott International, Inc., Class A	4,720	1,707,177
		$ 5,387,085
Interactive Media & Services — 16.3%
Alphabet, Inc., Class A	56,023	$ 21,557,650
Alphabet, Inc., Class C	40,857	15,604,923
Meta Platforms, Inc., Class A	18,990	11,620,171
		$ 48,782,744
IT Services — 1.2%
GoDaddy, Inc., Class A(1)	30,073	$ 2,610,035
Okta, Inc.(1)	15,035	1,107,328
		$ 3,717,363
Life Sciences Tools & Services — 0.4%
Danaher Corp.	6,647	$ 1,189,481
		$ 1,189,481
Pharmaceuticals — 2.0%
Eli Lilly & Co.	4,585	$ 4,285,141
Johnson & Johnson	3,719	854,812
Merck & Co., Inc.	7,326	799,853
		$ 5,939,806

9
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 20.0%
Broadcom, Inc.	24,620	$ 10,277,126
Monolithic Power Systems, Inc.	8,854	14,293,986
NVIDIA Corp.	177,438	35,411,302
		$ 59,982,414
Software — 14.6%
Adobe, Inc.(1)	9,206	$ 2,265,597
Intuit, Inc.	6,414	2,491,839
Microsoft Corp.	69,246	28,237,134
Oracle Corp.	11,391	1,838,394
Palo Alto Networks, Inc.(1)	11,120	1,994,038
Salesforce, Inc.	19,700	3,477,641
ServiceTitan, Inc., Class A(1)(2)	21,343	1,269,055
Synopsys, Inc.(1)	4,809	2,320,823
		$ 43,894,521
Specialty Retail — 2.3%
TJX Cos., Inc.	44,664	$ 7,001,082
		$ 7,001,082
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	100,863	$ 27,369,175
		$ 27,369,175
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(1)	8,980	$ 1,236,546
		$ 1,236,546
Trading Companies & Distributors — 2.1%
United Rentals, Inc.	6,684	$ 6,415,571
		$ 6,415,571
Total Common Stocks (identified cost $89,530,291)		$295,989,305

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	3,332,596	$ 3,332,596
Total Short-Term Investments (identified cost $3,332,596)		$ 3,332,596
Total Investments — 99.7% (identified cost $92,862,887)		$299,321,901
Other Assets, Less Liabilities — 0.3%		$ 901,457
Net Assets — 100.0%		$300,223,358
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $1,256,330.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
Abbreviations:
ADR	– American Depositary Receipt

10
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $89,530,291) — including $1,256,330 of securities on loan	$295,989,305
Affiliated investments, at value (identified cost $3,332,596)	3,332,596
Dividends receivable	29,420
Dividends receivable from affiliated investments	11,347
Receivable for investments sold	1,074,843
Securities lending income receivable	2,126
Trustees' deferred compensation plan	46,224
Total assets	$300,485,861
Liabilities
Payable to affiliates:
Investment adviser fee	$151,869
Trustees' deferred compensation plan	46,224
Payable for custodian fee	25,903
Payable for legal and accounting services	26,186
Accrued expenses	12,321
Total liabilities	$262,503
Net Assets applicable to investors' interest in Portfolio	$300,223,358
11
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,829)	$701,517
Dividend income from affiliated investments	94,954
Securities lending income, net	3,473
Total investment income	$799,944
Expenses
Investment adviser fee	$942,671
Trustees’ fees and expenses	8,573
Custodian fee	39,562
Legal and accounting services	34,958
Miscellaneous	15,131
Total expenses	$1,040,895
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,679
Total expense reductions	$3,679
Net expenses	$1,037,216
Net investment loss	$(237,272)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$9,669,846(1)
Foreign currency transactions	(5)
Net realized gain	$9,669,841
Change in unrealized appreciation (depreciation):
Investments	$(10,652,041)
Net change in unrealized appreciation (depreciation)	$(10,652,041)
Net realized and unrealized loss	$(982,200)
Net decrease in net assets from operations	$(1,219,472)
(1)	Includes $2,768,868 of net realized gains from redemptions in-kind.
12
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(237,272)	$(608,305)
Net realized gain	9,669,841(1)	26,571,784(2)
Net change in unrealized appreciation (depreciation)	(10,652,041)	16,067,457
Net increase (decrease) in net assets from operations	$(1,219,472)	$42,030,936
Capital transactions:
Contributions	$601,786	$2,015,609
Withdrawals	(9,154,111)	(9,957,508)
Net decrease in net assets from capital transactions	$(8,552,325)	$(7,941,899)
Net increase (decrease) in net assets	$(9,771,797)	$34,089,037
Net Assets
At beginning of period	$309,995,155	$275,906,118
At end of period	$300,223,358	$309,995,155
(1)	Includes $2,768,868 of net realized gains from redemptions in-kind.
(2)	Includes $3,669,751 of net realized gains from redemptions in-kind.
13
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.72%(2)	0.70%	0.70%	0.71%	0.72%	0.70%
Net expenses	0.72%(2)(3)	0.70%(3)	0.70%(3)	0.71%(3)	0.72%(3)	0.70%
Net investment loss	(0.16)%(2)	(0.21)%	(0.13)%	(0.05)%	(0.23)%	(0.28)%
Portfolio Turnover	4%(4)	14%	8%	2%	0%(5)	13%
Total Return	(0.27)%(4)	15.16%	34.79%	19.30%	(27.00)%	35.12%
Net assets, end of period (000’s omitted)	$300,223	$309,995	$275,906	$207,827	$178,974	$262,354
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
(5)	Amount is less than 0.5%.
14

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.5% and 47.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
15

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2026, the investment adviser fee amounted to $942,671 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $3,679 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $10,821,411 and $20,200,473, respectively, for the six months ended April 30, 2026. In-kind sales for the six months ended April 30, 2026 aggregated $3,005,957.
16

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$92,988,038
Gross unrealized appreciation	$208,782,230
Gross unrealized depreciation	(2,448,367)
Net unrealized appreciation	$206,333,863
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2026, the value of the securities loaned and the value of the collateral received amounted to $1,256,330 and $1,293,690, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
17

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,332,596, which represents 1.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$819,535	$12,137,388	$(9,624,327)	$ —	$ —	$3,332,596	$94,954	3,332,596
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$295,989,305*	$ —	$ —	$295,989,305
Short-Term Investments	3,332,596	—	—	3,332,596
Total Investments	$299,321,901	$—	$—	$299,321,901
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
18

EACPX-NCSR    4.30.26

Eaton Vance
Tax-Managed Small-Cap Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Tax-Managed Small-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost $93,699,290)	$110,549,607
Receivable for Fund shares sold	26,687
Total assets	$110,576,294
Liabilities
Payable for Fund shares redeemed	$25,697
Payable to affiliates:
Distribution and service fees	16,572
Sub-transfer agency fee	13,098
Trustees' fees	42
Payable for custodian fee	7,072
Payable for transfer and dividend disbursing agent fees	17,754
Payable for legal and accounting services	16,961
Payable for printing and postage	6,149
Payable for registration fees	5,771
Accrued expenses	4,325
Total liabilities	$113,441
Net Assets	$110,462,853
Sources of Net Assets
Paid-in capital	$90,837,931
Distributable earnings	19,624,922
Net Assets	$110,462,853
Class A Shares
Net Assets	$75,644,886
Shares Outstanding	2,612,589
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$28.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$30.55
Class C Shares
Net Assets	$1,578,718
Shares Outstanding	78,143
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.20
Class I Shares
Net Assets	$33,239,249
Shares Outstanding	1,101,601
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.17
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio	$872,982
Expenses allocated from Portfolio	(398,954)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	1,166
Total investment income from Portfolio	$475,194
Expenses
Distribution and service fees:
Class A	$94,912
Class C	8,524
Trustees’ fees and expenses	251
Custodian fee	10,556
Transfer and dividend disbursing agent fees	65,478
Legal and accounting services	24,139
Printing and postage	8,388
Registration fees	28,207
ReFlow liquidity program fees	5,716
Miscellaneous	6,388
Total expenses	$252,559
Net investment income	$222,635
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$2,117,928
Net realized gain	$2,117,928
Change in unrealized appreciation (depreciation):
Investments	$2,274,964
Net change in unrealized appreciation (depreciation)	$2,274,964
Net realized and unrealized gain	$4,392,892
Net increase in net assets from operations	$4,615,527
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$222,635	$313,037
Net realized gain	2,117,928	12,560,161
Net change in unrealized appreciation (depreciation)	2,274,964	(18,154,941)
Net increase (decrease) in net assets from operations	$4,615,527	$(5,281,743)
Distributions to shareholders:
Class A	$(5,060,901)	$(2,987,951)
Class C	(166,177)	(100,386)
Class I	(2,424,490)	(1,205,292)
Total distributions to shareholders	$(7,651,568)	$(4,293,629)
Transactions in shares of beneficial interest:
Class A	$(1,305,097)	$(8,700,822)
Class C	(277,634)	(290,005)
Class I	(1,788,295)	2,697,473
Net decrease in net assets from Fund share transactions	$(3,371,026)	$(6,293,354)
Net decrease in net assets	$(6,407,067)	$(15,868,726)
Net Assets
At beginning of period	$116,869,920	$132,738,646
At end of period	$110,462,853	$116,869,920
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$29.73	$32.02	$25.10	$27.94	$34.81	$24.52
Income (Loss) From Operations
Net investment income (loss)(1)	$0.05	$0.06	$0.05	$0.06	$(0.01)	$(0.05)
Net realized and unrealized gain (loss)	1.13	(1.32)	7.27	(2.15)	(4.12)	10.37
Total income (loss) from operations	$1.18	$(1.26)	$7.32	$(2.09)	$(4.13)	$10.32
Less Distributions
From net investment income	$(0.04)	$(0.05)	$(0.03)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	(1.92)	(0.98)	(0.37)	(0.71)	(2.71)	—
Total distributions	$(1.96)	$(1.03)	$(0.40)	$(0.75)	$(2.74)	$(0.03)
Net asset value — End of period	$28.95	$29.73	$32.02	$25.10	$27.94	$34.81
Total Return(2)	4.08%(3)	(4.27)%	29.31%	(7.62)%	(12.82)%	42.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,645	$78,947	$94,109	$76,963	$88,303	$107,257
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.22%(6)	1.14%	1.13%	1.14%	1.15%	1.11%
Net expenses	1.22%(6)(7)	1.14%(7)	1.13%(7)	1.14%(7)	1.15%(7)	1.11%
Net investment income (loss)	0.33%(6)	0.18%	0.15%	0.20%	(0.05)%	(0.16)%
Portfolio Turnover of the Portfolio	28%(3)	41%	34%	38%	43%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$21.36	$23.40	$18.55	$20.96	$26.78	$18.99
Income (Loss) From Operations
Net investment loss(1)	$(0.04)	$(0.13)	$(0.13)	$(0.11)	$(0.18)	$(0.22)
Net realized and unrealized gain (loss)	0.80	(0.93)	5.35	(1.59)	(3.10)	8.01
Total income (loss) from operations	$0.76	$(1.06)	$5.22	$(1.70)	$(3.28)	$7.79
Less Distributions
From net realized gain	$(1.92)	$(0.98)	$(0.37)	$(0.71)	$(2.54)	$—
Total distributions	$(1.92)	$(0.98)	$(0.37)	$(0.71)	$(2.54)	$—
Net asset value — End of period	$20.20	$21.36	$23.40	$18.55	$20.96	$26.78
Total Return(2)	3.69%(3)	(4.98)%	28.30%	(8.31)%	(13.43)%	41.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,579	$1,955	$2,436	$2,073	$2,574	$3,236
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.97%(6)	1.89%	1.88%	1.89%	1.90%	1.86%
Net expenses	1.97%(6)(7)	1.89%(7)	1.88%(7)	1.89%(7)	1.90%(7)	1.86%
Net investment loss	(0.42)%(6)	(0.56)%	(0.59)%	(0.55)%	(0.79)%	(0.87)%
Portfolio Turnover of the Portfolio	28%(3)	41%	34%	38%	43%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$30.95	$33.29	$26.08	$29.01	$36.02	$25.37
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.14	$0.13	$0.13	$0.06	$0.03
Net realized and unrealized gain (loss)	1.18	(1.37)	7.55	(2.23)	(4.25)	10.71
Total income (loss) from operations	$1.27	$(1.23)	$7.68	$(2.10)	$(4.19)	$10.74
Less Distributions
From net investment income	$(0.13)	$(0.13)	$(0.10)	$(0.12)	$(0.11)	$(0.09)
From net realized gain	(1.92)	(0.98)	(0.37)	(0.71)	(2.71)	—
Total distributions	$(2.05)	$(1.11)	$(0.47)	$(0.83)	$(2.82)	$(0.09)
Net asset value — End of period	$30.17	$30.95	$33.29	$26.08	$29.01	$36.02
Total Return(2)	4.20%(3)	(4.04)%	29.63%	(7.40)%	(12.56)%	42.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,239	$35,968	$36,194	$26,951	$27,419	$30,248
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.97%(6)	0.89%	0.88%	0.89%	0.90%	0.86%
Net expenses	0.97%(6)(7)	0.89%(7)	0.88%(7)	0.89%(7)	0.90%(7)	0.86%
Net investment income	0.58%(6)	0.42%	0.40%	0.44%	0.19%	0.08%
Portfolio Turnover of the Portfolio	28%(3)	41%	34%	38%	43%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (60.4% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
7

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $20,513 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $623 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026 in the amount of $160. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $94,912 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $6,393 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $2,131 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
8

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $261,206 and $11,557,370, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	27,204	$ 779,640	46,154	$ 1,472,368
Issued to shareholders electing to receive payments of distributions in Fund shares	166,765	4,749,456	85,048	2,815,583
Redemptions	(236,568)	(6,834,193)	(414,836)	(12,988,773)
Net decrease	(42,599)	$(1,305,097)	(283,634)	$(8,700,822)
Class C
Sales	6,464	$ 132,144	8,939	$ 204,227
Issued to shareholders electing to receive payments of distributions in Fund shares	8,338	166,177	4,188	100,386
Redemptions	(28,202)	(575,955)	(25,655)	(594,618)
Net decrease	(13,400)	$ (277,634)	(12,528)	$ (290,005)
Class I
Sales	235,884	$ 7,055,372	631,968	$20,574,970
Issued to shareholders electing to receive payments of distributions in Fund shares	80,717	2,393,273	34,239	1,177,440
Redemptions	(377,142)	(11,236,940)	(591,361)	(19,054,937)
Net increase (decrease)	(60,541)	$(1,788,295)	74,846	$ 2,697,473
9

Tax-Managed Small-Cap Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 96.9%
Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.	27,572	$ 2,588,184
		$ 2,588,184
Automobile Components — 2.8%
Dorman Products, Inc.(1)	45,060	$ 5,069,701
		$ 5,069,701
Banks — 12.6%
Commerce Bancshares, Inc.	72,819	$ 3,788,773
Community Financial System, Inc.	85,197	5,398,082
Cullen/Frost Bankers, Inc.	13,871	2,010,324
First Financial Bankshares, Inc.	59,081	1,906,544
Old National Bancorp	171,800	4,118,046
Southstate Bank Corp.	51,696	5,049,148
Stock Yards Bancorp, Inc.	10,134	732,992
		$ 23,003,909
Building Products — 10.2%
A.O. Smith Corp.	36,266	$ 2,242,689
Advanced Drainage Systems, Inc.	18,872	2,816,646
AZZ, Inc.	28,494	4,075,782
CSW Industrials, Inc.	22,054	6,422,125
Hayward Holdings, Inc.(1)	210,605	3,161,181
		$ 18,718,423
Capital Markets — 1.9%
Stifel Financial Corp.	44,089	$ 3,474,654
		$ 3,474,654
Chemicals — 3.8%
Balchem Corp.	19,834	$ 3,205,571
Quaker Chemical Corp.	27,336	3,714,689
		$ 6,920,260
Construction Materials — 1.0%
Knife River Corp.(1)	20,881	$ 1,932,537
		$ 1,932,537
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc.(1)	23,540	$ 1,826,704
		$ 1,826,704
Security	Shares	Value
Containers & Packaging — 1.0%
AptarGroup, Inc.	14,521	$ 1,795,957
		$ 1,795,957
Distributors — 0.9%
Pool Corp.	8,170	$ 1,742,824
		$ 1,742,824
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	26,830	$ 2,176,181
		$ 2,176,181
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	149,344	$ 4,693,882
		$ 4,693,882
Electric Utilities — 2.5%
IDACORP, Inc.	31,453	$ 4,646,866
		$ 4,646,866
Electronic Equipment, Instruments & Components — 1.7%
Badger Meter, Inc.	10,673	$ 1,290,472
Ralliant Corp.	39,541	1,796,743
		$ 3,087,215
Financial Services — 0.5%
Flywire Corp.(1)	69,351	$ 936,932
		$ 936,932
Food Products — 1.9%
Post Holdings, Inc.(1)	32,627	$ 3,417,678
		$ 3,417,678
Ground Transportation — 0.7%
Lyft, Inc., Class A(1)	87,154	$ 1,233,229
		$ 1,233,229
Health Care Providers & Services — 3.5%
Addus HomeCare Corp.(1)	17,944	$ 1,738,594
Option Care Health, Inc.(1)	65,101	1,323,503
U.S. Physical Therapy, Inc.	45,954	3,272,844
		$ 6,334,941
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	26,714	$ 795,009
		$ 795,009

10
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 5.1%
Aramark	103,050	$ 4,708,354
Texas Roadhouse, Inc.	5,749	925,532
Wyndham Hotels & Resorts, Inc.	46,685	3,799,225
		$ 9,433,111
Household Durables — 1.1%
Meritage Homes Corp.	13,774	$ 927,541
Taylor Morrison Home Corp.(1)	18,572	1,128,063
		$ 2,055,604
Household Products — 0.5%
WD-40 Co.	4,348	$ 912,906
		$ 912,906
Industrial REITs — 4.3%
EastGroup Properties, Inc.	16,750	$ 3,370,100
Rexford Industrial Realty, Inc.	47,500	1,704,775
Terreno Realty Corp.	43,280	2,821,856
		$ 7,896,731
Insurance — 4.7%
First American Financial Corp.	43,610	$ 3,058,369
Hamilton Insurance Group Ltd., Class B	102,669	3,364,463
White Mountains Insurance Group Ltd.	953	2,127,087
		$ 8,549,919
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	32,588	$ 1,802,768
		$ 1,802,768
Machinery — 10.1%
Alliance Laundry Holdings, Inc.(1)	73,349	$ 1,860,864
Atmus Filtration Technologies, Inc.	40,295	2,554,703
Donaldson Co., Inc.	52,307	4,611,908
ESCO Technologies, Inc.	12,952	4,195,801
Franklin Electric Co., Inc.	52,784	5,288,429
		$ 18,511,705
Oil, Gas & Consumable Fuels — 1.3%
California Resources Corp.	33,857	$ 2,311,079
		$ 2,311,079
Semiconductors & Semiconductor Equipment — 5.7%
Allegro MicroSystems, Inc.(1)	73,682	$ 3,573,577
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.(1)	50,056	$ 5,363,501
Rambus, Inc.(1)	13,837	1,592,777
		$ 10,529,855
Software — 4.6%
Alkami Technology, Inc.(1)	52,741	$ 832,253
Appfolio, Inc., Class A(1)	4,862	812,392
Bentley Systems, Inc., Class B	51,335	1,674,548
CCC Intelligent Solutions Holdings, Inc.(1)	394,501	2,067,185
Descartes Systems Group, Inc.(1)	32,016	2,308,674
Manhattan Associates, Inc.(1)	5,724	789,282
		$ 8,484,334
Specialty Retail — 2.5%
Valvoline, Inc.(1)	138,996	$ 4,618,837
		$ 4,618,837
Textiles, Apparel & Luxury Goods — 1.2%
Steven Madden Ltd.	58,821	$ 2,209,317
		$ 2,209,317
Trading Companies & Distributors — 3.2%
Core & Main, Inc., Class A(1)	67,599	$ 3,404,962
EquipmentShare.com, Inc., Class A(1)	114,919	2,412,724
		$ 5,817,686
Total Common Stocks (identified cost $147,778,770)		$177,528,938

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	5,609,023	$ 5,609,023
Total Short-Term Investments (identified cost $5,609,023)		$ 5,609,023
Total Investments — 100.0% (identified cost $153,387,793)		$183,137,961
Other Assets, Less Liabilities — (0.0)%†		$ (1,476)
Net Assets — 100.0%		$183,136,485

11
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of April 30, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts
12
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $147,778,770)	$177,528,938
Affiliated investments, at value (identified cost $5,609,023)	5,609,023
Dividends receivable	25,371
Dividends receivable from affiliated investments	9,593
Receivable for investments sold	110,096
Trustees' deferred compensation plan	67,589
Total assets	$183,350,610
Liabilities
Payable to affiliates:
Investment adviser fee	$92,286
Trustees' fees	1,091
Trustees' deferred compensation plan	67,589
Payable for custodian fee	18,479
Payable for legal and accounting services	25,647
Accrued expenses	9,033
Total liabilities	$214,125
Net Assets applicable to investors' interest in Portfolio	$183,136,485
13
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$1,368,957
Dividend income from affiliated investments	48,500
Total investment income	$1,417,457
Expenses
Investment adviser fee	$573,391
Trustees’ fees and expenses	5,300
Custodian fee	27,667
Legal and accounting services	31,276
Miscellaneous	11,070
Total expenses	$648,704
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,896
Total expense reductions	$1,896
Net expenses	$646,808
Net investment income	$770,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,466,003(1)
Net realized gain	$3,466,003
Change in unrealized appreciation (depreciation):
Investments	$3,672,271
Net change in unrealized appreciation (depreciation)	$3,672,271
Net realized and unrealized gain	$7,138,274
Net increase in net assets from operations	$7,908,923
(1)	Includes $2,017,733 of net realized gains from redemptions in-kind.
14
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$770,649	$1,267,002
Net realized gain	3,466,003(1)	19,604,193(2)
Net change in unrealized appreciation (depreciation)	3,672,271	(28,399,382)
Net increase (decrease) in net assets from operations	$7,908,923	$(7,528,187)
Capital transactions:
Contributions	$261,206	$3,620,987
Withdrawals	(11,557,370)	(14,692,887)
Net decrease in net assets from capital transactions	$(11,296,164)	$(11,071,900)
Net decrease in net assets	$(3,387,241)	$(18,600,087)
Net Assets
At beginning of period	$186,523,726	$205,123,813
At end of period	$183,136,485	$186,523,726
(1)	Includes $2,017,733 of net realized gains from redemptions in-kind.
(2)	Includes $5,496,504 of net realized gains from redemptions in-kind.
15
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.71%(2)	0.69%	0.68%	0.68%	0.69%	0.68%
Net expenses	0.71%(2)(3)	0.69%(3)	0.68%(3)	0.68%(3)	0.69%(3)	0.68%
Net investment income	0.84%(2)	0.62%	0.60%	0.65%	0.41%	0.27%
Portfolio Turnover	28%(4)	41%	34%	38%	43%	40%
Total Return	4.32%(4)	(3.91)%	29.88%	(7.19)%	(12.42)%	42.69%
Net assets, end of period (000’s omitted)	$183,136	$186,524	$205,124	$161,770	$179,629	$215,268
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
16

Tax-Managed Small-Cap Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 60.4% and 39.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
17

Tax-Managed Small-Cap Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

G  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2026, the investment adviser fee amounted to $573,391 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $1,896 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $50,357,026 and $56,542,810, respectively, for the six months ended April 30, 2026. In-kind sales for the six months ended April 30, 2026 aggregated $4,184,333.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$153,941,289
Gross unrealized appreciation	$37,279,177
Gross unrealized depreciation	(8,082,505)
Net unrealized appreciation	$29,196,672
18

Tax-Managed Small-Cap Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
6  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,609,023, which represents 3.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,275,840	$26,396,182	$(26,062,999)	$ —	$ —	$5,609,023	$48,500	5,609,023
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$177,528,938*	$ —	$ —	$177,528,938
Short-Term Investments	5,609,023	—	—	5,609,023
Total Investments	$ 183,137,961	$ —	$ —	$183,137,961
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
19

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ETMGX-NCSR    4.30.26

Eaton Vance
Tax-Managed Value Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Tax-Managed Value Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost $340,675,780)	$919,160,100
Receivable for Fund shares sold	159,626
Total assets	$919,319,726
Liabilities
Payable for Fund shares redeemed	$400,239
Payable to affiliates:
Administration fee	108,759
Distribution and service fees	127,159
Sub-transfer agency fee	22,967
Trustees' fees	43
Accrued expenses	103,930
Total liabilities	$763,097
Net Assets	$918,556,629
Sources of Net Assets
Paid-in capital	$388,150,900
Distributable earnings	530,405,729
Net Assets	$918,556,629
Class A Shares
Net Assets	$540,343,996
Shares Outstanding	11,242,246
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$48.06
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$50.72
Class C Shares
Net Assets	$25,823,930
Shares Outstanding	563,293
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$45.84
Class I Shares
Net Assets	$352,388,703
Shares Outstanding	7,368,863
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.82
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $42,082)	$6,807,206
Expenses allocated from Portfolio	(2,932,982)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	1,302
Total investment income from Portfolio	$3,875,526
Expenses
Administration fee	$642,496
Distribution and service fees:
Class A	632,163
Class C	121,924
Trustees’ fees and expenses	251
Custodian fee	28,703
Transfer and dividend disbursing agent fees	145,658
Legal and accounting services	57,633
Printing and postage	14,122
Registration fees	29,014
ReFlow liquidity program fees	14,021
Miscellaneous	7,782
Total expenses	$1,693,767
Net investment income	$2,181,759
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$17,592,297
Foreign currency transactions	(1,459)
Net realized gain	$17,590,838
Change in unrealized appreciation (depreciation):
Investments	$88,169,239
Foreign currency	7,324
Net change in unrealized appreciation (depreciation)	$88,176,563
Net realized and unrealized gain	$105,767,401
Net increase in net assets from operations	$107,949,160
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,181,759	$6,285,814
Net realized gain	17,590,838	57,069,624
Net change in unrealized appreciation (depreciation)	88,176,563	5,423,473
Net increase in net assets from operations	$107,949,160	$68,778,911
Distributions to shareholders:
Class A	$(20,141,966)	$(17,393,361)
Class C	(880,750)	(727,629)
Class I	(13,853,060)	(12,016,107)
Total distributions to shareholders	$(34,875,776)	$(30,137,097)
Transactions in shares of beneficial interest:
Class A	$1,161,718	$(16,443,698)
Class C	40,814	(990,723)
Class I	6,327,728	(9,195,628)
Net increase (decrease) in net assets from Fund share transactions	$7,530,260	$(26,630,049)
Net increase in net assets	$80,603,644	$12,011,765
Net Assets
At beginning of period	$837,952,985	$825,941,220
At end of period	$918,556,629	$837,952,985
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$44.27	$42.18	$33.08	$34.61	$39.77	$28.17
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.29	$0.30	$0.33	$0.42	$0.29
Net realized and unrealized gain (loss)	5.50	3.31	9.98	(1.11)	(3.83)	11.73
Total income (loss) from operations	$5.60	$3.60	$10.28	$(0.78)	$(3.41)	$12.02
Less Distributions
From net investment income	$(0.25)	$(0.31)	$(0.26)	$(0.39)	$(0.31)	$(0.34)
From net realized gain	(1.56)	(1.20)	(0.92)	(0.36)	(1.44)	(0.08)
Total distributions	$(1.81)	$(1.51)	$(1.18)	$(0.75)	$(1.75)	$(0.42)
Net asset value — End of period	$48.06	$44.27	$42.18	$33.08	$34.61	$39.77
Total Return(2)	13.14%(3)	8.79%	31.66%	(2.32)%	(8.95)%	43.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$540,344	$495,808	$489,133	$399,603	$431,902	$497,565
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.15%(6)	1.15%	1.15%	1.16%	1.16%	1.15%
Net expenses	1.15%(6)(7)	1.15%(7)	1.15%(7)	1.16%(7)	1.16%(7)	1.15%
Net investment income	0.43%(6)	0.71%	0.77%	0.94%	1.18%	0.80%
Portfolio Turnover of the Portfolio	10%(3)	42%	23%	31%	29%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$42.21	$40.30	$31.65	$33.14	$38.17	$27.02
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.07)	$(0.02)	$0.01	$0.07	$0.15	$0.02
Net realized and unrealized gain (loss)	5.26	3.16	9.56	(1.07)	(3.68)	11.28
Total income (loss) from operations	$5.19	$3.14	$9.57	$(1.00)	$(3.53)	$11.30
Less Distributions
From net investment income	$—	$(0.03)	$—	$(0.13)	$(0.06)	$(0.07)
From net realized gain	(1.56)	(1.20)	(0.92)	(0.36)	(1.44)	(0.08)
Total distributions	$(1.56)	$(1.23)	$(0.92)	$(0.49)	$(1.50)	$(0.15)
Net asset value — End of period	$45.84	$42.21	$40.30	$31.65	$33.14	$38.17
Total Return(2)	12.72%(3)	7.97%	30.68%	(3.05)%	(9.61)%	41.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,824	$23,703	$23,670	$19,794	$24,304	$26,389
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.90%(6)	1.90%	1.90%	1.91%	1.91%	1.90%
Net expenses	1.90%(6)(7)	1.90%(7)	1.90%(7)	1.91%(7)	1.91%(7)	1.90%
Net investment income (loss)	(0.31)%(6)	(0.04)%	0.02%	0.20%	0.43%	0.05%
Portfolio Turnover of the Portfolio	10%(3)	42%	23%	31%	29%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$44.11	$42.04	$32.96	$34.51	$39.65	$28.08
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.40	$0.40	$0.41	$0.51	$0.37
Net realized and unrealized gain (loss)	5.48	3.29	9.95	(1.12)	(3.81)	11.69
Total income (loss) from operations	$5.63	$3.69	$10.35	$(0.71)	$(3.30)	$12.06
Less Distributions
From net investment income	$(0.36)	$(0.42)	$(0.35)	$(0.48)	$(0.40)	$(0.42)
From net realized gain	(1.56)	(1.20)	(0.92)	(0.36)	(1.44)	(0.07)
Total distributions	$(1.92)	$(1.62)	$(1.27)	$(0.84)	$(1.84)	$(0.49)
Net asset value — End of period	$47.82	$44.11	$42.04	$32.96	$34.51	$39.65
Total Return(2)	13.28%(3)	9.04%	32.00%	(2.08)%	(8.70)%	43.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$352,389	$318,442	$313,138	$245,432	$262,732	$283,334
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.90%(6)	0.90%	0.90%	0.91%	0.91%	0.90%
Net expenses	0.90%(6)(7)	0.90%(7)	0.90%(7)	0.91%(7)	0.91%(7)	0.90%
Net investment income	0.69%(6)	0.96%	1.02%	1.19%	1.42%	1.05%
Portfolio Turnover of the Portfolio	10%(3)	42%	23%	31%	29%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (78.3% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
7

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $642,496.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $35,725 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,592 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $632,163 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $91,443 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $30,481 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
8

Eaton Vance
Tax-Managed Value Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $116 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $2,545,943 and $31,456,064, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	184,067	$ 8,261,736	254,199	$10,488,492
Issued to shareholders electing to receive payments of distributions in Fund shares	409,777	17,640,920	367,138	15,173,796
Redemptions	(551,771)	(24,740,938)	(1,016,290)	(42,105,986)
Net increase (decrease)	42,073	$ 1,161,718	(394,953)	$(16,443,698)
Class C
Sales	38,739	$ 1,665,011	91,130	$ 3,622,065
Issued to shareholders electing to receive payments of distributions in Fund shares	19,629	808,334	17,053	676,503
Redemptions	(56,636)	(2,432,531)	(133,957)	(5,289,291)
Net increase (decrease)	1,732	$ 40,814	(25,774)	$ (990,723)
Class I
Sales	412,687	$18,581,639	1,532,265	$62,420,172
Issued to shareholders electing to receive payments of distributions in Fund shares	293,304	12,550,462	264,727	10,877,625
Redemptions	(556,973)	(24,804,373)	(2,026,459)	(82,493,425)
Net increase (decrease)	149,018	$ 6,327,728	(229,467)	$(9,195,628)
9

Tax-Managed Value Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.6%
RTX Corp.	107,040	$ 18,846,533
		$ 18,846,533
Banks — 8.1%
JPMorgan Chase & Co.	130,108	$ 40,753,729
PNC Financial Services Group, Inc.	142,029	31,672,467
Wells Fargo & Co.	270,374	22,232,854
		$ 94,659,050
Beverages — 0.7%
Coca-Cola Co.	106,209	$ 8,365,021
		$ 8,365,021
Biotechnology — 2.2%
AbbVie, Inc.	61,461	$ 12,987,938
Gilead Sciences, Inc.	75,441	9,870,700
Neurocrine Biosciences, Inc.(1)	23,462	3,089,242
		$ 25,947,880
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	147,373	$ 39,062,688
eBay, Inc.	81,234	8,406,094
		$ 47,468,782
Building Products — 0.6%
Carrier Global Corp.	113,000	$ 7,590,210
		$ 7,590,210
Capital Markets — 6.5%
Cboe Global Markets, Inc.	22,561	$ 6,770,331
Charles Schwab Corp.	241,577	22,138,116
Goldman Sachs Group, Inc.	22,892	21,146,943
Interactive Brokers Group, Inc., Class A	324,136	25,768,812
		$ 75,824,202
Chemicals — 1.8%
Linde PLC	38,610	$ 19,349,015
Solstice Advanced Materials, Inc.	14,879	1,219,334
		$ 20,568,349
Security	Shares	Value
Communications Equipment — 1.5%
Cisco Systems, Inc.	191,540	$ 17,525,910
		$ 17,525,910
Consumer Staples Distribution & Retail — 1.4%
U.S. Foods Holding Corp.(1)	169,731	$ 15,868,151
		$ 15,868,151
Containers & Packaging — 2.1%
Avery Dennison Corp.	31,014	$ 5,084,125
Ball Corp.	320,112	19,552,441
		$ 24,636,566
Electric Utilities — 2.8%
NextEra Energy, Inc.	297,770	$ 29,145,728
NRG Energy, Inc.	25,452	3,959,822
		$ 33,105,550
Entertainment — 1.3%
Walt Disney Co.	147,913	$ 15,345,974
		$ 15,345,974
Financial Services — 1.3%
Visa, Inc., Class A	44,697	$ 14,742,858
		$ 14,742,858
Food Products — 2.1%
Hershey Co.	81,929	$ 15,217,492
Nestle SA	90,000	9,111,568
		$ 24,329,060
Ground Transportation — 2.1%
CSX Corp.	240,932	$ 10,945,541
Union Pacific Corp.	50,876	13,710,064
		$ 24,655,605
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp.(1)	49,770	$ 2,867,250
Stryker Corp.	58,093	18,306,847
		$ 21,174,097
Health Care Providers & Services — 1.4%
McKesson Corp.	5,281	$ 4,305,071
UnitedHealth Group, Inc.	32,799	12,151,374
		$ 16,456,445

10
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.3%
DR Horton, Inc.	99,360	$ 15,287,530
		$ 15,287,530
Household Products — 0.2%
Kimberly-Clark Corp.	22,604	$ 2,224,912
		$ 2,224,912
Industrial Conglomerates — 2.8%
3M Co.	140,271	$ 20,552,507
Honeywell International, Inc.	59,519	12,756,707
		$ 33,309,214
Insurance — 4.5%
Arch Capital Group Ltd.(1)	183,981	$ 17,378,845
MetLife, Inc.	111,289	8,914,249
Reinsurance Group of America, Inc., Class A	33,595	7,103,999
Travelers Cos., Inc.	64,030	19,538,114
		$ 52,935,207
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	135,239	$ 52,039,967
Meta Platforms, Inc., Class A	22,621	13,842,016
		$ 65,881,983
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	40,011	$ 19,163,669
		$ 19,163,669
Machinery — 7.4%
Ingersoll Rand, Inc.	287,559	$ 22,964,462
Otis Worldwide Corp.	56,500	4,400,220
Parker-Hannifin Corp.	32,648	29,690,744
Westinghouse Air Brake Technologies Corp.	109,778	29,627,984
		$ 86,683,410
Metals & Mining — 1.4%
Steel Dynamics, Inc.	73,397	$ 16,782,958
		$ 16,782,958
Multi-Utilities — 2.7%
CMS Energy Corp.	71,743	$ 5,505,558
Sempra	273,870	26,050,514
		$ 31,556,072
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	248,950	$ 48,124,524
ConocoPhillips	103,400	13,005,652
EOG Resources, Inc.	51,427	7,229,093
Occidental Petroleum Corp.	161,414	9,778,460
Phillips 66	49,190	8,812,389
Williams Cos., Inc.	170,886	13,040,311
		$ 99,990,429
Pharmaceuticals — 3.3%
Eli Lilly & Co.	14,117	$ 13,193,748
Merck & Co., Inc.	124,185	13,558,519
Zoetis, Inc.	101,295	11,645,886
		$ 38,398,153
Residential REITs — 0.7%
AvalonBay Communities, Inc.	47,915	$ 8,768,445
		$ 8,768,445
Semiconductors & Semiconductor Equipment — 10.8%
Intel Corp.(1)	409,795	$ 38,717,431
Microchip Technology, Inc.	166,013	15,424,268
Micron Technology, Inc.	120,692	62,417,075
QUALCOMM, Inc.	56,245	10,100,477
		$ 126,659,251
Software — 1.2%
Oracle Corp.	39,014	$ 6,296,470
Salesforce, Inc.	43,136	7,614,798
		$ 13,911,268
Specialty Retail — 4.4%
Home Depot, Inc.	81,060	$ 26,652,528
Lowe's Cos., Inc.	21,079	5,033,455
Ross Stores, Inc.	84,913	19,342,331
		$ 51,028,314
Total Common Stocks (identified cost $475,412,401)		$1,169,691,058

11
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	4,018,539	$ 4,018,539
Total Short-Term Investments (identified cost $4,018,539)		$ 4,018,539
Total Investments — 100.0% (identified cost $479,430,940)		$1,173,709,597
Other Assets, Less Liabilities — 0.0%†		$ 73,743
Net Assets — 100.0%		$1,173,783,340
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts
12
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $475,412,401)	$1,169,691,058
Affiliated investments, at value (identified cost $4,018,539)	4,018,539
Dividends receivable	428,593
Dividends receivable from affiliated investments	7,423
Tax reclaims receivable	400,705
Trustees' deferred compensation plan	204,683
Total assets	$1,174,751,001
Liabilities
Payable to affiliates:
Investment adviser fee	$586,213
Trustees' fees	5,439
Trustees' deferred compensation plan	204,683
Payable for custodian fee	85,683
Accrued expenses	85,643
Total liabilities	$967,661
Net Assets applicable to investors' interest in Portfolio	$1,173,783,340
13
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $53,743)	$8,626,091
Dividend income from affiliated investments	39,954
Total investment income	$8,666,045
Expenses
Investment adviser fee	$3,461,082
Trustees’ fees and expenses	29,847
Custodian fee	129,748
Legal and accounting services	62,756
Miscellaneous	52,395
Total expenses	$3,735,828
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,658
Total expense reductions	$1,658
Net expenses	$3,734,170
Net investment income	$4,931,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$22,409,393(1)
Foreign currency transactions	(1,864)
Net realized gain	$22,407,529
Change in unrealized appreciation (depreciation):
Investments	$112,401,085
Foreign currency	9,315
Net change in unrealized appreciation (depreciation)	$112,410,400
Net realized and unrealized gain	$134,817,929
Net increase in net assets from operations	$139,749,804
(1)	Includes $7,038,970 of net realized gains from redemptions in-kind.
14
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,931,875	$11,929,090
Net realized gain	22,407,529(1)	71,703,249(2)
Net change in unrealized appreciation (depreciation)	112,410,400	7,476,227
Net increase in net assets from operations	$139,749,804	$91,108,566
Capital transactions:
Contributions	$2,545,943	$2,738,003
Withdrawals	(31,456,064)	(62,889,759)
Net decrease in net assets from capital transactions	$(28,910,121)	$(60,151,756)
Net increase in net assets	$110,839,683	$30,956,810
Net Assets
At beginning of period	$1,062,943,657	$1,031,986,847
At end of period	$1,173,783,340	$1,062,943,657
(1)	Includes $7,038,970 of net realized gains from redemptions in-kind.
(2)	Includes $34,924,426 of net realized gains from redemptions in-kind.
15
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.68%(2)	0.68%	0.68%	0.68%	0.68%	0.68%
Net expenses	0.68%(2)(3)	0.68%(3)	0.68%(3)	0.68%(3)	0.68%(3)	0.68%
Net investment income	0.90%(2)	1.18%	1.24%	1.42%	1.65%	1.27%
Portfolio Turnover	10%(4)	42%	23%	31%	29%	11%
Total Return	13.41%(4)	9.14%	32.27%	(1.84)%	(8.51)%	43.69%
Net assets, end of period (000’s omitted)	$1,173,783	$1,062,944	$1,031,987	$821,759	$880,628	$994,337
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
16
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 78.3% and 21.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries (the “EU reclaims”). Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
17

Tax-Managed Value Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2026, the investment adviser fee amounted to $3,461,082 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $1,658 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $108,028,262 and $126,852,135, respectively, for the six months ended April 30, 2026. In-kind sales for the six months ended April 30, 2026 aggregated $7,984,308.
18

Tax-Managed Value Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$484,070,594
Gross unrealized appreciation	$697,866,853
Gross unrealized depreciation	(8,227,850)
Net unrealized appreciation	$689,639,003
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
6  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $4,018,539, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,103,021	$56,118,816	$(53,203,298)	$ —	$ —	$4,018,539	$39,954	4,018,539
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
19

Tax-Managed Value Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 81,227,957	$ —	$ —	$ 81,227,957
Consumer Discretionary	113,784,626	—	—	113,784,626
Consumer Staples	41,675,576	9,111,568	—	50,787,144
Energy	99,990,429	—	—	99,990,429
Financials	238,161,317	—	—	238,161,317
Health Care	121,140,244	—	—	121,140,244
Industrials	171,084,972	—	—	171,084,972
Information Technology	158,096,429	—	—	158,096,429
Materials	61,987,873	—	—	61,987,873
Real Estate	8,768,445	—	—	8,768,445
Utilities	64,661,622	—	—	64,661,622
Total Common Stocks	$1,160,579,490	$9,111,568*	$ —	$1,169,691,058
Short-Term Investments	$ 4,018,539	$ —	$ —	$ 4,018,539
Total Investments	$1,164,598,029	$ 9,111,568	$ —	$1,173,709,597
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
20

EATVX-NCSR    4.30.26

Eaton Vance
Floating-Rate Advantage Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Floating-Rate Advantage Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Senior Debt Portfolio, at value (identified cost $4,175,516,640)	$3,999,176,903
Receivable for Fund shares sold	4,643,210
Total assets	$4,003,820,113
Liabilities
Payable for Fund shares redeemed	$13,602,858
Distributions payable	3,868,055
Payable to affiliates:
Administration fee	331,883
Distribution and service fees	308,362
Sub-transfer agency fee	60,839
Trustees' fees	42
Accrued expenses	819,782
Total liabilities	$18,991,821
Net Assets	$3,984,828,292
Sources of Net Assets
Paid-in capital	$5,505,889,328
Accumulated loss	(1,521,061,036)
Net Assets	$3,984,828,292
Advisers Class Shares
Net Assets	$43,226,606
Shares Outstanding	4,571,237
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.46
Class A Shares
Net Assets	$914,036,253
Shares Outstanding	96,645,922
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.46
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.78
Class C Shares
Net Assets	$177,822,773
Shares Outstanding	18,835,111
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.44
Class I Shares
Net Assets	$2,779,049,137
Shares Outstanding	293,879,556
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.46
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class R6 Shares
Net Assets	$70,693,523
Shares Outstanding	7,468,308
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.47
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio	$3,013,403
Interest income allocated from Portfolio	200,730,936
Other income allocated from Portfolio	391,677
Expenses, excluding interest expense, allocated from Portfolio	(13,363,760)
Interest expense allocated from Portfolio	(34,209,531)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	156,574
Total investment income from Portfolio	$156,719,299
Expenses
Administration fee	$2,191,773
Distribution and service fees:
Advisers Class	61,701
Class A	1,189,034
Class C	740,157
Trustees’ fees and expenses	250
Custodian fee	32,222
Transfer and dividend disbursing agent fees	1,295,622
Legal and accounting services	186,121
Printing and postage	381,482
Registration fees	47,865
Miscellaneous	25,790
Total expenses	$6,152,017
Net investment income	$150,567,282
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(168,392,176)
Swap contracts	(2,236,757)
Foreign currency transactions	793,885
Forward foreign currency exchange contracts	8,478,522
Net realized loss	$(161,356,526)
Change in unrealized appreciation (depreciation):
Investments	$37,091,050
Swap contracts	3,779,509
Foreign currency	809,605
Forward foreign currency exchange contracts	(13,149,187)
Net change in unrealized appreciation (depreciation)	$28,530,977
Net realized and unrealized loss	$(132,825,549)
Net increase in net assets from operations	$17,741,733
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$150,567,282	$426,052,665
Net realized loss	(161,356,526)	(118,658,516)
Net change in unrealized appreciation (depreciation)	28,530,977	(29,078,146)
Net increase in net assets from operations	$17,741,733	$278,316,003
Distributions to shareholders:
Advisers Class	$(1,764,976)	$(4,424,098)
Class A	(33,988,006)	(82,312,358)
Class C	(6,567,790)	(17,790,467)
Class I	(115,124,390)	(317,398,715)
Class R6	(2,789,478)	(5,419,616)
Total distributions to shareholders	$(160,234,640)	$(427,345,254)
Transactions in shares of beneficial interest:
Advisers Class	$(8,140,035)	$(2,344,083)
Class A	(77,227,540)	(51,307,775)
Class C	(35,594,034)	(39,535,910)
Class I	(611,794,123)	(562,361,274)
Class R6	(4,820,839)	62,927,525
Net decrease in net assets from Fund share transactions	$(737,576,571)	$(592,621,517)
Net decrease in net assets	$(880,069,478)	$(741,650,768)
Net Assets
At beginning of period	$4,864,897,770	$5,606,548,538
At end of period	$3,984,828,292	$4,864,897,770
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.76	$10.01	$9.87	$9.62	$10.58	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.76	$0.90	$0.85	$0.49	$0.40
Net realized and unrealized gain (loss)	(0.28)	(0.25)	0.16	0.26	(0.97)	0.53
Total income (loss) from operations	$0.04	$0.51	$1.06	$1.11	$(0.48)	$0.93
Less Distributions
From net investment income	$(0.34)	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Total distributions	$(0.34)	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Net asset value — End of period	$9.46	$9.76	$10.01	$9.87	$9.62	$10.58
Total Return(2)	0.42%(3)	5.29%	11.16%	11.92%	(4.62)%	9.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,227	$52,976	$56,828	$67,432	$82,925	$88,509
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	1.06%(6)	0.96%	1.00%	1.00%	0.94%	0.95%
Interest and fee expense	1.56%(6)	1.31%	1.67%	1.82%	0.49%	0.33%
Total expenses	2.62%(6)	2.27%	2.67%	2.82%	1.43%	1.28%
Net expenses	2.61%(6)(7)	2.27%(7)	2.67%(7)	2.82%(7)	1.43%(7)	1.28%
Net investment income	6.72%(6)	7.69%	8.94%	8.62%	4.79%	3.79%
Portfolio Turnover of the Portfolio	15%(3)	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.76	$10.01	$9.87	$9.62	$10.58	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.76	$0.90	$0.85	$0.49	$0.40
Net realized and unrealized gain (loss)	(0.28)	(0.25)	0.16	0.26	(0.97)	0.53
Total income (loss) from operations	$0.04	$0.51	$1.06	$1.11	$(0.48)	$0.93
Less Distributions
From net investment income	$(0.34)	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Total distributions	$(0.34)	$(0.76)	$(0.92)	$(0.86)	$(0.48)	$(0.42)
Net asset value — End of period	$9.46	$9.76	$10.01	$9.87	$9.62	$10.58
Total Return(2)	0.42%(3)	5.29%	11.16%	11.91%	(4.62)%	9.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$914,036	$1,021,815	$1,100,872	$1,141,067	$1,259,540	$1,378,928
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	1.06%(6)	0.96%	1.00%	1.00%	0.94%	0.95%
Interest and fee expense	1.56%(6)	1.31%	1.67%	1.82%	0.49%	0.33%
Total expenses	2.62%(6)	2.27%	2.67%	2.82%	1.43%	1.28%
Net expenses	2.61%(6)(7)	2.27%(7)	2.67%(7)	2.82%(7)	1.43%(7)	1.28%
Net investment income	6.72%(6)	7.69%	8.93%	8.64%	4.77%	3.80%
Portfolio Turnover of the Portfolio	15%(3)	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.75	$10.00	$9.85	$9.61	$10.56	$10.05
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.71	$0.84	$0.80	$0.43	$0.35
Net realized and unrealized gain (loss)	(0.29)	(0.25)	0.18	0.25	(0.95)	0.52
Total income (loss) from operations	$0.01	$0.46	$1.02	$1.05	$(0.52)	$0.87
Less Distributions
From net investment income	$(0.32)	$(0.71)	$(0.87)	$(0.81)	$(0.43)	$(0.36)
Total distributions	$(0.32)	$(0.71)	$(0.87)	$(0.81)	$(0.43)	$(0.36)
Net asset value — End of period	$9.44	$9.75	$10.00	$9.85	$9.61	$10.56
Total Return(2)	0.17%(3)	4.66%	10.61%	11.48%	(5.11)%	8.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,823	$219,810	$265,808	$294,805	$352,239	$435,786
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	1.56%(6)	1.46%	1.50%	1.50%	1.44%	1.46%
Interest and fee expense	1.56%(6)	1.31%	1.67%	1.82%	0.48%	0.33%
Total expenses	3.12%(6)	2.77%	3.17%	3.32%	1.92%	1.79%
Net expenses	3.11%(6)(7)	2.77%(7)	3.17%(7)	3.32%(7)	1.92%(7)	1.79%
Net investment income	6.22%(6)	7.20%	8.43%	8.13%	4.23%	3.31%
Portfolio Turnover of the Portfolio	15%(3)	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.76	$10.01	$9.87	$9.62	$10.58	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.78	$0.92	$0.87	$0.51	$0.42
Net realized and unrealized gain (loss)	(0.28)	(0.24)	0.17	0.27	(0.96)	0.53
Total income (loss) from operations	$0.05	$0.54	$1.09	$1.14	$(0.45)	$0.95
Less Distributions
From net investment income	$(0.35)	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.44)
Total distributions	$(0.35)	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.44)
Net asset value — End of period	$9.46	$9.76	$10.01	$9.87	$9.62	$10.58
Total Return(2)	0.55%(3)	5.55%	11.44%	12.19%	(4.38)%	9.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,779,049	$3,492,320	$4,165,758	$4,120,653	$5,215,271	$5,898,403
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	0.81%(6)	0.71%	0.74%	0.75%	0.69%	0.70%
Interest and fee expense	1.56%(6)	1.31%	1.67%	1.82%	0.47%	0.32%
Total expenses	2.37%(6)	2.02%	2.41%	2.57%	1.16%	1.02%
Net expenses	2.36%(6)(7)	2.02%(7)	2.41%(7)	2.57%(7)	1.16%(7)	1.02%
Net investment income	6.97%(6)	7.94%	9.16%	8.87%	4.99%	4.02%
Portfolio Turnover of the Portfolio	15%(3)	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.77	$10.02	$9.87	$9.62	$10.58	$10.06
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.79	$0.92	$0.91	$0.48	$0.43
Net realized and unrealized gain (loss)	(0.28)	(0.25)	0.18	0.23	(0.93)	0.54
Total income (loss) from operations	$0.05	$0.54	$1.10	$1.14	$(0.45)	$0.97
Less Distributions
From net investment income	$(0.35)	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.45)
Total distributions	$(0.35)	$(0.79)	$(0.95)	$(0.89)	$(0.51)	$(0.45)
Net asset value — End of period	$9.47	$9.77	$10.02	$9.87	$9.62	$10.58
Total Return(2)	0.47%(3)	5.59%	11.60%	12.35%	(4.36)%	9.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,694	$77,977	$17,283	$15,353	$24,131	$135,653
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	0.76%(6)	0.64%	0.68%	0.79%	0.63%	0.65%
Interest and fee expense	1.56%(6)	1.31%	1.67%	1.82%	0.38%	0.30%
Total expenses	2.32%(6)	1.95%	2.35%	2.60%	1.01%	0.95%
Net expenses	2.31%(6)(7)	1.95%(7)	2.35%(7)	2.60%(7)	1.01%(7)	0.95%
Net investment income	7.02%(6)	7.94%	9.19%	9.26%	4.66%	4.06%
Portfolio Turnover of the Portfolio	15%(3)	42%	35%	18%	27%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.1% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
10

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $1,167,372,402 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $1,078,620,018 are long-term and $88,752,384 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the administration fee amounted to $2,191,773. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $105,966 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,567 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
11

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $61,701 for Advisers Class shares and $1,189,034 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $592,126 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $148,031 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $2,621 and $9,169 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $2,206,868 and $914,732,711, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Advisers Class
Sales	599,387	$ 5,704,726	1,235,955	$ 12,280,537
Issued to shareholders electing to receive payments of distributions in Fund shares	184,009	1,758,355	445,670	4,399,454
Redemptions	(1,639,925)	(15,603,116)	(1,929,720)	(19,024,074)
Net decrease	(856,529)	$ (8,140,035)	(248,095)	$ (2,344,083)
12

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	6,153,569	$ 58,995,269	14,176,788	$ 140,299,860
Issued to shareholders electing to receive payments of distributions in Fund shares	3,078,814	29,416,130	7,188,272	70,984,924
Redemptions	(17,257,356)	(165,638,939)	(26,626,286)	(262,592,559)
Net decrease	(8,024,973)	$ (77,227,540)	(5,261,226)	$ (51,307,775)
Class C
Sales	933,305	$ 8,949,288	3,960,308	$ 39,241,825
Issued to shareholders electing to receive payments of distributions in Fund shares	636,616	6,074,807	1,659,097	16,356,912
Redemptions	(5,290,916)	(50,618,129)	(9,653,210)	(95,134,647)
Net decrease	(3,720,995)	$ (35,594,034)	(4,033,805)	$ (39,535,910)
Class I
Sales	32,541,180	$ 312,495,769	131,504,027	$1,303,995,857
Issued to shareholders electing to receive payments of distributions in Fund shares	9,736,475	93,062,976	26,755,951	264,238,152
Redemptions	(106,181,110)	(1,017,352,868)	(216,508,174)	(2,130,595,283)
Net decrease	(63,903,455)	$ (611,794,123)	(58,248,196)	$ (562,361,274)
Class R6
Sales	887,786	$ 8,544,171	15,012,215	$ 149,752,746
Issued to shareholders electing to receive payments of distributions in Fund shares	275,188	2,631,089	377,133	3,714,430
Redemptions	(1,675,670)	(15,996,099)	(9,133,235)	(90,539,651)
Net increase (decrease)	(512,696)	$ (4,820,839)	6,256,113	$ 62,927,525
13

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.6%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.223%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$7,000	$ 7,038,927
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	3,000	3,015,528
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	4,000	3,955,444
Barings CLO Ltd., Series 2015-1A, Class DR, 6.537%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,503,980
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.887%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,288,200
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,508,239
Series 2025-29A, Class E, 10.023%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,036,980
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.417%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,004,828
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	3,000	3,021,156
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 8.58%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,893,188
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	989,362
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 6.537%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,967,865
Series 2015-3A, Class DR, 9.337%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,202,672
Series 2016-3A, Class DR, 7.014%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,501,893
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,141,077
Series 2018-1A, Class D, 6.975%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,497,490
Series 2018-1A, Class E, 9.875%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,245,358
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,161,445
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,918,325
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	$2,000	$ 1,886,650
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	971,745
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.635%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,775,682
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,884,674
Series 2018-1A, Class D, 6.835%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,021,243
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,709,814
Series 2019-1A, Class ERR, 11.173%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	4,916,463
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,955,252
Series 2026-1A, Class E, 8.926%, (3 mo. SOFR + 5.25%), 4/25/39(1)(2)	3,000	3,031,227
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.08%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	750,488
Series 2022-4A, Class DR, 6.38%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,751,935
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.785%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,508,009
Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,470
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.535%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,010,311
Series 2015-41A, Class ER, 9.235%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,184,808
Series 2016-42A, Class D1AR, 6.973%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,491,052
Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,319,960
Eldridge CLO Ltd.:
Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,511,685
Series 2026-3A, Class E, 9.669%, (3 mo. SOFR + 5.95%), 3/31/38(1)(2)	2,000	2,028,284
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.659%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,000	1,003,130
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.865%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,660,218

14
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	$1,550	$ 1,403,392
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,222,470
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.273%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	697,025
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,600	2,544,815
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.466%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	2,990,655
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.675%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	1,300	1,300,612
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.525%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	2,500	2,483,130
Orion CLO Ltd., Series 2025-6A, Class E, 8.925%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,987,334
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	955,540
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	745,209
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.435%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	956,667
RAD CLO 30 Ltd., Series 2025-30A, Class D, 8.773%, (3 mo. SOFR + 5.10%), 10/15/38(1)(2)	4,000	3,952,464
RR 25 Ltd., Series 2023-25A, Class DR2, 9.123%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	4,000	4,032,128
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.673%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	3,500	3,340,508
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.18%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	2,953,254
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.017%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,500	1,422,944
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.837%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,521,564
Series 2016-1A, Class DR, 9.837%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,101,157
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd., Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	$5,500	$ 5,126,297
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	931,124
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.099%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,009,976
Windhill CLO 5 Ltd., 13.00%, 10/22/35	4,685	4,774,927
Total Asset-Backed Securities (identified cost $173,390,606)		$ 167,156,553

Closed-End Funds — 0.1%
Security	Shares	Value
Invesco Senior Income Trust	303,506	$ 956,044
Nuveen Floating Rate Income Fund	100,000	755,000
Total Closed-End Funds (identified cost $1,758,624)		$ 1,711,044

Common Stocks — 1.4%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(3)(4)	199,603	$ 1,896,228
		$ 1,896,228
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)	342,076	$ 470,354
		$ 470,354
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(4)	229,992	$ 4,753,738
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	14,694,170
		$ 19,447,908

15
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	50,519	$ 390,007
		$ 390,007
Entertainment — 0.1%
New Cineworld Ltd.(3)(4)	113,548	$ 2,364,978
		$ 2,364,978
Health Care — 0.4%
Cano Health, Inc.(3)(4)(5)	380,806	$ 0
Envision Parent, Inc.(3)(4)	953,838	18,313,690
		$ 18,313,690
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,401,999	$ 12,968,491
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 12,968,491
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	138,671	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	130,462	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(3)(4)	107,065	$ 9,613,527
Par Health, Inc.(3)(4)	106,655	429,980
		$ 10,043,507
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,961	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(5)	222,224	$ 0
		$ 0
Security	Shares	Value
Telecommunications — 0.0%
Anuvu(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $102,720,768)		$ 65,895,163

Corporate Bonds — 6.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,512,593
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,881,449
6.875%, 12/15/30(1)	15,000	15,471,525
		$ 21,865,567
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)(6)	$8,000	$ 7,755,608
		$ 7,755,608
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,200,697
		$ 5,200,697
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 661,690
		$ 661,690
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,619,105
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	324	323,843
		$ 2,942,948
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$18,725	$ 18,459,895
		$ 18,459,895

16
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,587,145
		$ 10,587,145
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$10,050	$ 9,782,678
7.25%, 2/15/33(1)	9,525	9,318,572
		$ 19,101,250
Commercial Services — 0.3%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$2,750	$ 2,862,690
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	10,450	10,577,380
		$ 13,440,070
Computers — 0.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,582,936
		$ 12,582,936
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,837	$ 5,128,942
		$ 5,128,942
Diversified Telecommunication Services — 0.9%
Altice France SA:
6.50%, 10/15/31(1)	$1,220	$ 1,197,359
6.50%, 4/15/32(1)	15,454	15,208,059
9.50%, 11/1/29(1)	17,149	17,516,402
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,754,517
		$ 40,676,337
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,834,508
		$ 9,834,508
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,494,259
		$ 5,494,259
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$1,275	$ 1,240,039
		$ 1,240,039
Security	Principal Amount (000's omitted)	Value
Health Care — 0.5%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,033,750
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,530	2,638,815
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,806,720
		$ 25,479,285
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 4.00%, 8/1/28(1)	$13,975	$ 13,653,158
		$ 13,653,158
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$5,250	$ 5,361,762
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	11,500	11,355,248
		$ 16,717,010
Machinery — 0.4%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$5,075	$ 5,106,719
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	2,525	2,471,060
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	12,138,143
		$ 19,715,922
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$3,550	$ 3,635,211
		$ 3,635,211
Pipelines — 0.0%†
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	$1,570	$ 1,621,086
		$ 1,621,086
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,406,412
		$ 3,406,412
Software — 0.6%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$10,000	$ 9,654,235
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	5,100	5,011,847
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	5,075	5,231,671
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,252,596
		$ 30,150,349

17
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
NCR Atleos Corp., 9.50%, 4/1/29(1)	$8,700	$ 9,260,384
		$ 9,260,384
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,770,085
		$ 3,770,085
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$675	$ 679,838
		$ 679,838
Total Corporate Bonds (identified cost $302,588,302)		$ 303,060,631

Exchange-Traded Funds — 0.9%
Security	Shares	Value
Income Funds — 0.9%
Eaton Vance Floating-Rate ETF(7)	772,500	$ 37,524,187
Eldridge BBB-B CLO ETF	204,400	5,397,182
		$ 42,921,369
Total Exchange-Traded Funds (identified cost $44,237,946)		$ 42,921,369

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(3)(5)	1,578,200	$ 8,285,550
		$ 8,285,550
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(5)	161,809	$ 2,965,959
		$ 2,965,959
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	109,603	$ 2,178,359
Security	Shares	Value
Technology (continued)
Cohesity Global, Inc.: (continued)
Series G1(3)	75,723	$ 1,504,995
		$ 3,683,354
Total Preferred Stocks (identified cost $20,678,429)		$ 14,934,863

Senior Floating-Rate Loans — 113.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 3.4%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,801,509
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		17,755	17,849,034
Term Loan, 12/11/31(9)		868	872,300
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.424%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		8,242	8,289,799
Kaman Corp.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/26/32		16,346	16,435,264
Term Loan, 2/26/32(9)		1,572	1,580,149
PMI (US) Bidco, Inc.:
Term Loan, 6.924%, (U.S. (Fed) Prime Rate + 0.17%), 3/16/33		8,233	8,294,504
Term Loan, 3/16/33(9)		1,317	1,327,121
Propulsion (BC) Finco SARL, Term Loan, 12/1/32(10)		2,315	2,330,198
TransDigm, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		36,797	36,895,099
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		26,421	26,490,375
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		8,229	8,252,654
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		21,941	21,803,731
			$ 159,221,737
Airlines — 0.4%
American Airlines, Inc.:
Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		13,525	$ 13,469,297

18
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
American Airlines, Inc.: (continued)
Term Loan, 6.425%, (3 mo. USD Term SOFR + 2.75%), 5/28/32		2,970	$ 2,962,263
			$ 16,431,560
Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		15,037	$ 15,126,634
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		28,063	28,095,472
			$ 43,222,106
Auto Components — 1.8%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		18,853	$ 18,907,799
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		6,251	6,195,894
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,645,095
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		402	403,866
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,423	15,515,729
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,156	3,634,147
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,149	2,474,604
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		7,624	7,265,025
Term Loan, 8.663%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		1,309	1,253,599
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		1,360	336,138
Term Loan, 0.00%, 3/30/27(11)		268	624
Garrett LX I SARL, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		5,683	5,703,837
Lippert Colipper, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		4,703	4,708,467
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		8,377	4,886,706
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		8,771	5,106,915
Term Loan, 1/31/31(10)		5,924	5,996,555
			$ 85,035,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		9,749	$ 9,740,871
MajorDrive Holdings IV LLC:
Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,242	8,842,614
Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,458	1,395,043
			$ 19,978,528
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,313	$ 3,255,747
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		3,909	586,387
Primo Brands Corp., Term Loan, 6.432%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		5,050	5,087,673
			$ 8,929,807
Biotechnology — 0.8%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		8,425	$ 8,498,761
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		22,481	22,586,705
Grifols Worldwide Operations USA, Inc., Term Loan, 5.198%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	3,600	4,252,856
			$ 35,338,322
Broadline Retail — 1.0%
Peer Holding III BV:
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	7,550	$ 8,910,367
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	3,825	4,514,776
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,333	14,393,413
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,590	18,664,046
			$ 46,482,602
Building Products — 0.4%
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		6,208	$ 6,215,452
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		6,444	5,416,284

19
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		5,446	$ 5,366,161
Tarkett Participation, Term Loan, 5.252%, (3 mo. EURIBOR + 3.13%), 4/22/31	EUR	500	588,750
			$ 17,586,647
Capital Markets — 4.9%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		21,994	$ 22,111,862
Apex Group Treasury LLC, Term Loan, 2/27/32(10)		6,774	6,384,236
Aretec Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		10,769	10,806,559
Chicago U.S. Midco III LP:
Term Loan, 11/1/32(10)		3,657	3,665,125
Term Loan, 11/1/32(10)		543	544,325
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		8,429	8,459,008
Edelman Financial Center LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		18,316	18,362,229
EIG Management Co. LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		4,633	4,612,435
FinCo I LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		38	38,075
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		18,750	18,631,788
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,478	8,814,431
Guggenheim Partners LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,328	45,498,225
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		12,835	12,842,873
Jupiter Borrower, Inc., Term Loan, 3/25/33(10)		6,850	6,884,250
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		10,176	10,207,840
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		17,101	17,177,587
NEXUS Buyer LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		8,549	8,398,117
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		11,111	11,115,357
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		12,275	12,280,769
			$ 226,835,091
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 2.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		2,721	$ 2,729,068
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		25,955	25,992,776
Chemours Co., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/15/32		9,692	9,687,467
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		14,280	14,137,200
Term Loan, 10/27/32(9)		420	415,800
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		6,950	6,895,244
ECO Services Operations Corp., Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		772	774,053
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		11,721	10,944,450
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		13	11,637
Minerals Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,394	6,418,040
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,202	4,159,654
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		8,378	7,401,391
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		8,035	8,053,024
			$ 97,619,804
Commercial Services & Supplies — 4.7%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		26,934	$ 27,099,239
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		23,383	23,476,264
Anticimex International AB, Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		10,324	10,367,541
Belfor Holdings, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		7,281	7,330,028
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,134	14,209,278
Foundever Group:
Term Loan, 5.88%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	2,801,053
Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		15,509	9,073,006
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		23,871	23,885,968

20
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		2,978	$ 2,993,676
Geosyntec Consultants, Term Loan, 6.652% - 6.657%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		1,517	1,525,910
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		24,004	24,086,950
Harsco Corp., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		869	869,362
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		20,358	20,460,066
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		29,063	29,262,410
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		2,046	2,044,875
MV Holding GmbH, Term Loan, 4.01%, (1 mo. EURIBOR + 2.00%), 3/17/32	EUR	2,025	2,397,650
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		5,385	5,396,145
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		9,213	9,244,972
			$ 216,524,393
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.18%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		6,206	$ 6,246,994
			$ 6,246,994
Construction Materials — 0.9%
Knife River HoldCo, Term Loan, 5.669%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,242	$ 3,265,562
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		12,496	12,523,162
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		46	45,985
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		21,854	21,897,303
Smyrna Ready Mix Concrete LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,836	1,840,111
			$ 39,572,123
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd.:
Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	8,925	$ 10,591,251
Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		21,222	21,371,108
Term Loan, 8.231%, (1 mo. GBP SONIA + 4.50%), 8/30/32	GBP	1,500	2,057,525
			$ 34,019,884
Containers & Packaging — 3.3%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,810	$ 8,611,539
Berlin Packaging LLC, Term Loan, 6.879% - 6.95%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		18,836	18,586,227
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		28,684	27,444,880
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		10,755	10,634,439
Pelican Products, Inc., Term Loan, 12/29/28(10)		5,764	5,469,783
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		15,791	15,812,766
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		24,975	24,456,769
Sword Purchaser LLC:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		27,550	26,792,375
Term Loan, 4/11/33(10)	EUR	4,950	5,720,011
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	7,175	8,446,494
			$ 151,975,283
Distributors — 0.7%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	19,225	$ 22,771,337
Phillips Feed Service, Inc., Term Loan, 14.00%, (3 mo. USD Term SOFR + 10.00%), 11/13/26(5)		529	323,415
Rubix Group Midco 3 Ltd., Term Loan, 5.481%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	8,000	9,352,861
			$ 32,447,613
Diversified Consumer Services — 2.0%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,435	$ 15,192,724

21
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Belron Finance 2019 LLC, Term Loan, 5.66%, (3 mo. USD Term SOFR + 2.00%), 10/16/31		4,925	$ 4,955,117
Belron Finance U.S. LLC, Term Loan, 4.27%, (3 mo. EURIBOR + 2.25%), 10/16/31	EUR	11,250	13,273,670
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		24,777	24,733,968
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		6,715	6,581,115
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		8,189	8,141,480
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		17,937	17,984,302
			$ 90,862,376
Diversified Telecommunication Services — 0.6%
Altice France SA, Term Loan, 9.048%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,862	$ 4,898,054
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		16,350	16,425,864
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		4,843	4,543,761
			$ 25,867,679
Electric Utilities — 0.7%
MRP Buyer LLC:
Term Loan, 6.942% - 9.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		3,387	$ 3,403,483
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		26,556	26,688,292
			$ 30,091,775
Electrical Equipment — 1.5%
Dynamo Newco II GmbH, Term Loan, 6.907%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		8,048	$ 7,222,998
Finco Utilitas BV, Term Loan, 9/27/30(10)	EUR	7,700	9,065,343
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		24,831	24,912,054
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		11,208	11,249,873
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(10)	EUR	6,675	7,909,202
WEC U.S. Holdings Ltd., Term Loan, 5.665%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		10,623	10,657,807
			$ 71,017,277
Electronic Equipment, Instruments & Components — 1.7%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		27,509	$ 27,513,166
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,120	$ 15,034,745
Ingram Micro, Inc., Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		1,843	1,856,642
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		4,296	3,436,807
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		16,279	13,022,998
Sector Alarm Holding AS, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 6/14/32	EUR	1,125	1,323,109
Spectris PLC:
Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	3,350	3,969,648
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		5,461	5,488,646
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		9,268	8,813,593
			$ 80,459,354
Energy Equipment & Services — 0.4%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		17,835	$ 17,948,182
			$ 17,948,182
Engineering & Construction — 2.4%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		12,096	$ 12,126,321
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		10,437	8,971,595
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(10)		21,551	21,578,410
Term Loan, 4/25/33(10)		2,874	2,877,121
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		7,375	6,424,731
Construction Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,443	6,491,763
Crown Subsea Communications Holding, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		6,484	6,536,988
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		12,225	12,270,844
New Arclin U.S. Holding Corp., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		6,375	5,992,500

22
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		21,115	$ 21,247,463
Salas O'Brien, Inc.:
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		4,318	4,339,446
Term Loan, 1/31/33(9)		557	559,929
			$ 109,417,111
Entertainment — 3.2%
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		16,345	$ 16,411,795
Electronic Arts, Inc., Term Loan, 3/24/33(10)		22,250	22,283,375
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		46,970	47,222,527
Motogp Sports Entertainment Group SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	2,725	3,222,598
Playtika Holding Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		7,440	7,173,489
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,785	9,143,072
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		32,446	32,570,139
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		12,652	12,647,732
			$ 150,674,727
Financial Services — 1.9%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		30,525	$ 30,556,521
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		10,596	10,605,456
Nuvei Technologies Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		1,492	1,475,885
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		12,490	12,557,196
Shift4 Payments LLC, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		3,342	3,359,035
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		12,985	11,999,978
TMF Group Holding BV, Term Loan, 6.427% - 6.429%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,590	7,621,114
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		7,831	$ 7,850,327
WEX, Inc., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,898	3,895,307
			$ 89,920,819
Food Products — 2.1%
CHG PPC Parent LLC, Term Loan, 6.767%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,070	$ 6,094,163
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(11)		1,360	0
Term Loan, 0.00%, 8/2/28(5)(11)		941	571,238
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		3,847	2,335,022
Term Loan - Second Lien, 0.00%, 8/2/28(5)(11)		6,459	0
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		8,530	8,480,440
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		10,574	10,516,773
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		10,033	10,092,671
Monogram Food Solutions LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		1,725	1,726,712
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,853	12,881,023
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		13,890	13,560,455
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		8,579	8,648,243
Treehouse Foods, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		12,825	12,947,286
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	5,500	7,292,380
			$ 95,146,406
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		1,809	$ 1,790,698
			$ 1,790,698
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		11,141	$ 11,233,813
			$ 11,233,813

23
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		24,745	$ 24,919,428
Hologic, Inc.:
Term Loan, 4.825%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,850	2,174,954
Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		21,140	21,047,618
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		9,723	9,577,065
Medline Borrower LP, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		20	20,507
			$ 57,739,572
Health Care Providers & Services — 7.1%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,490	$ 14,489,990
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)(9)		2,435	2,435,467
Term Loan, 11.70%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)		2,408	919,959
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		1,865	0
CHG Healthcare Services, Inc., Term Loan, 9/29/31(10)		1,075	1,072,313
Concentra Health Services, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,715	4,743,937
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		14,400	14,322,384
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		10,850	10,903,402
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32		18,163	18,253,158
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		15,665	15,779,743
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		2,030	2,044,656
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		19,304	19,342,830
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	9,985	11,763,951
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		3,854	3,857,408
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		8,680	8,705,288
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
MED ParentCo LP, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		22,292	$ 22,373,558
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	826,500
Mehilainen Yhtiot OYJ, Term Loan, 5.527%, (3 mo. EURIBOR + 3.40%), 8/5/31	EUR	11,575	13,714,936
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		12,742	11,276,285
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		34,505	34,702,703
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		15,298	15,353,340
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		23,883	23,991,512
Radiology Partners, Inc., Term Loan, 6/30/32(10)		6,025	5,940,288
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		13,122	13,174,379
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		12,874	12,815,764
Term Loan, 11/19/31(9)		929	924,658
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,791	10,649,352
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,719	11,711,395
Term Loan, 12/31/31(10)		11,225	11,281,125
Synlab Bondco PLC, Term Loan, 5.415%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,600	3,041,740
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		8,265	8,290,836
			$ 328,702,857
Health Care Technology — 2.1%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		29,023	$ 28,955,608
Cotiviti Corp.:
Term Loan, 6.415%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		18,435	16,983,446
Term Loan - Second Lien, 6.415%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		4,638	4,271,497
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		16,041	16,060,710

24
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		17,402	$ 17,416,914
Waystar Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		11,839	11,868,434
			$ 95,556,609
Hotels, Restaurants & Leisure — 5.2%
Betclic Everest Group:
Term Loan, 4.541%, (2 mo. EURIBOR + 2.50%), 12/10/31	EUR	5,725	$ 6,723,344
Term Loan, 12/10/31(10)	EUR	5,550	6,530,626
Term Loan, 12/10/31(10)		10,675	10,741,719
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		13,621	13,224,688
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		19,119	19,071,110
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		14,050	13,953,211
Flugo BidCo AB, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	13,522	14,989,346
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		14,951	14,932,349
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.635%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	5,382	6,386,982
Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		3,058	3,062,818
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		7,171	7,210,575
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		15,467	14,403,252
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		32,306	32,426,948
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		10,645	10,125,516
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		9,492	9,359,007
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		18,992	18,825,642
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		15,800	15,543,250
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		24,930	24,969,071
			$ 242,479,454
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		18,960	$ 15,389,244
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,646	1,651,851
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,233	12,194,397
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,211	2,214,032
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,368	19,166,695
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		16,080	16,174,290
			$ 66,790,509
Independent Power and Renewable Electricity Producers — 0.7%
Cogentrix Finance Holdco I LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		11,491	$ 11,554,769
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		18,268	18,439,388
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,188	1,199,295
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,463	2,474,591
			$ 33,668,043
Industrial Conglomerates — 0.6%
Ammeraal Beltech Holding BV, Term Loan, 7.127%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,603	$ 7,707,943
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33		5,925	5,969,438
Rain Carbon GmbH, Term Loan, 7.108%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	16,284,435
			$ 29,961,816
Insurance — 6.1%
Acrisure LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		25,664	$ 25,323,501
Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		2,581	2,543,083
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		18,616	18,437,608

25
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		36,057	$ 36,040,050
AmWINS Group, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		16,550	16,555,377
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		33,959	33,784,681
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		35,076	35,201,733
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		18,834	18,840,872
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		7,575	7,489,781
Ryan Specialty Group LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		9,544	9,585,342
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	13,425	15,831,325
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		19,091	18,279,564
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,763,990
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,350,658
USI, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		7,788	7,806,352
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,695	16,733,296
			$ 285,567,213
Interactive Media & Services — 0.5%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28		11,124	$ 11,184,678
Arches Buyer, Inc., Term Loan, 12/6/27(10)		7,609	7,610,218
Foundational Education Group, Inc., Term Loan, 7.675%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		3,468	3,201,669
			$ 21,996,565
IT Services — 2.9%
Ahead DB Holdings LLC, Term Loan, 2/3/31(10)		6,000	$ 5,958,750
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		28,226	27,817,354
Term Loan - Second Lien, 9.017%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		1,717	1,725,335
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		13,317	$ 11,976,640
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		16,527	16,276,060
Indy U.S. Bidco LLC, Term Loan, 4.76%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	3,800	4,474,876
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,298	6,836,950
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		5,720	3,936,816
Nielsen Consumer, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		3,636	3,637,866
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		3,092	2,517,554
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		37,728	37,504,847
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		5,021	4,904,279
Term Loan, 10/29/32(9)		529	516,240
Virtusa Corp., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		6,760	6,255,805
			$ 134,339,372
Leisure Products — 1.1%
Accell Group NV, Term Loan, 5/31/30(10)	EUR	710	$ 112,490
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,802	9,791,745
Hayward Industries, Inc., Term Loan, 6.267%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,026	8,072,848
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		32,051	32,235,860
Sprint Holdco BV:
Term Loan, 5/31/30(10)	EUR	649	15,228
Term Loan - Second Lien, 6/30/31(10)	EUR	373	1,095
Sprint MidCo BV, Term Loan - Second Lien, 6/30/31(10)	EUR	437	3,843
			$ 50,233,109
Life Sciences Tools & Services — 1.1%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	6,030	$ 7,113,130
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		3,407	3,416,243

26
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Normec 1 BV, Term Loan, 5.26%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,000	$ 2,372,251
Parexel International Corp., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		4,338	4,343,210
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		22,124	22,238,877
Star Parent, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 9/27/30		11,975	11,993,741
			$ 51,477,452
Machinery — 7.9%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		10,875	$ 10,929,364
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		35,135	35,263,481
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		242	98,025
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		8,055	8,125,292
Barnes Group, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		14,028	14,048,702
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.552%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	4,175	4,484,517
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		11,050	10,994,750
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		14,751	14,603,519
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		9,846	9,874,471
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		15,755	11,156,166
CoorsTek, Inc., Term Loan, 6.67%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		9,601	9,686,914
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,052	13,080,247
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		5,688	5,716,787
Delachaux Group SA, Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,875,217
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		6,694	6,709,818
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		5,095	5,107,963
Engineered Machinery Holdings, Inc.:
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	11,640	13,780,887
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc.: (continued)
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		22,052	$ 22,227,153
Term Loan - Second Lien, 9.961%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,715,849
Filtration Group Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		4,694	4,707,713
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		8,313	8,360,250
INNIO Group Holding GmbH, Term Loan, 4.52%, (3 mo. EURIBOR + 2.50%), 11/2/31	EUR	2,222	2,627,465
Jennmar Inter III LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		8,690	8,624,825
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		19,846	19,880,941
Madison IAQ LLC, Term Loan, 6.378%, (6 mo. USD Term SOFR + 2.75%), 11/8/32		8,397	8,432,472
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		21,700	21,775,950
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/22/29	EUR	2,481	2,932,098
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		22,910	23,004,047
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	11,450	13,504,271
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		46,606	47,055,773
			$ 366,384,927
Media — 1.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,772	$ 7,793,338
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,036	7,039,983
DirecTV Financing LLC, Term Loan, 2/17/31(10)		6,000	6,020,070
Emerald X, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,878	2,889,043
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		11,143	11,226,571
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33		16,825	16,834,254
Univision Communications, Inc., Term Loan, 1/31/29(10)		6,530	6,498,689
WH Borrower LLC, Term Loan, 2/20/32(10)		4,904	4,916,660
			$ 63,218,608

27
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,242	$ 3,268,665
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	10,582	10,634,571
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	6,182	6,179,979
Zekelman Industries, Inc., Term Loan, 5.908%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	28,164	28,283,091
		$ 48,366,306
Oil, Gas & Consumable Fuels — 2.8%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	35,100	$ 35,198,807
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	6,193	6,228,695
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	8,488	8,519,579
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	28,922	28,770,475
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	6,776	6,849,637
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	4,962	4,984,720
Oxbow Carbon LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	8,572	8,619,994
Traverse Midstream Partners LLC, Term Loan, 4/21/33(10)	9,725	9,752,376
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	19,050	19,133,344
		$ 128,057,627
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	14,891	$ 14,572,219
		$ 14,572,219
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	8,607	$ 8,655,163
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	10,451	10,197,418
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	$ 5,655,119
Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,132	8,188,961
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		17,162	17,261,041
Nidda Healthcare Holding AG, Term Loan, 5.524%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	8,700	10,274,569
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		7,684	7,280,313
Recipharm AB, Term Loan, 4.949%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,850,910
			$ 71,363,494
Professional Services — 5.1%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		14,314	$ 14,398,638
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		11,267	11,277,736
APFS Staffing Holdings, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,509	3,182,502
Citrin Cooperman Advisors LLC:
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		10,775	10,422,503
Term Loan, 4/1/32(9)		2,345	2,245,773
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		12,233	12,057,412
Term Loan, 3/31/32(9)		710	699,666
CoreLogic, Inc.:
Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		16,892	16,574,921
Term Loan - Second Lien, 10.267%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,448,730
Corporation Service Co., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		11,728	11,768,080
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		10,365	9,201,368
Employbridge Holding Co., Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		13,882	2,614,430
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		6,939	6,863,377
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	8,275	9,840,635
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		35,807	34,774,093

28
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		9,025	$ 9,070,125
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		10,150	10,181,719
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		2,909	1,941,771
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		9,137	8,720,098
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		22,240	21,823,460
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		9,978	9,791,429
PHM Group Holding OYJ, Term Loan, 5.575%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,758,985
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	8,575	10,149,490
Trans Union LLC:
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		4,889	4,895,333
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,766	6,774,089
			$ 238,476,363
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		8,955	$ 9,008,309
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,788	6,821,914
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		15,542	15,599,974
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		14,115	14,064,589
			$ 45,494,786
Road & Rail — 1.3%
Avis Budget Car Rental LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		25,294	$ 25,157,318
First Student Bidco, Inc.:
Term Loan, 8/15/30(10)		5,030	5,038,066
Term Loan, 8/15/30(10)		920	921,840
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,147	5,606,286
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		5,894	4,656,553
Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,166	$ 921,345
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		16,442	16,425,725
			$ 58,727,133
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		4,374	$ 1,476,254
Term Loan, 13.663%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		193	184,705
Term Loan, 6/30/26(9)		140	133,361
MaxLinear, Inc., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		3,250	3,225,625
			$ 5,019,945
Software — 11.0%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		24,025	$ 23,742,142
Boxer Parent Co., Inc.:
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		22,936	21,297,445
Term Loan - Second Lien, 9.413%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		6,832	5,824,300
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		12,400	9,792,156
Cegid Group SAS:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,132,834
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	5,911,382
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		30,112	27,943,455
Cloudera, Inc.:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		19,551	17,669,427
Term Loan - Second Lien, 9.752%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,494,051
Clover Holdings 2 LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		14,900	14,545,637
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		17,825	16,860,222
Delta TopCo, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		13,008	12,555,347
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		4,218	4,045,028

29
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		6,149	$ 5,810,450
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		24,169	23,821,657
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		16,023	15,832,361
Gen Digital, Inc., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		9,319	9,189,930
IGT Holding IV AB:
Term Loan, 5.027%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,414,850
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		1,632	1,620,307
Marcel LUX IV SARL:
Term Loan, 5.513%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	6,275	7,295,645
Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		26,438	26,239,337
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,942	26,460,806
Mosel Bidco SE, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,578,341
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		2,594	2,577,291
OceanKey (U.S.) II Corp., Term Loan, 7.252%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		7,566	7,186,869
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		14,383	10,022,187
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,305,193
Open Text Corp., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		5,988	5,843,726
Polaris Newco LLC:
Term Loan, 6.15%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,929	9,014,105
Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		7,150	6,258,377
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		24,125	19,058,785
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		29,301	28,800,233
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		11,076	10,773,282
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		18,650	18,285,513
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc.: (continued)
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,396	$ 5,336,500
Rocket Software, Inc., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		9,627	9,205,288
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	10,579,241
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,064	2,517,091
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		2,474	2,039,081
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,871	1,546,696
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,514	7,997,366
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		17,272	14,724,468
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		26,974	26,074,279
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,859	14,220,150
			$ 510,442,831
Specialty Retail — 1.7%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		7,609	$ 7,659,041
Boels Topholding BV, Term Loan, 4.462%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	136	160,581
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,423	19,570,876
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		21,621	21,621,373
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		15,742	15,768,328
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		9,709	9,736,028
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		5,766	5,647,120
			$ 80,163,347
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		13,905	$ 13,962,984
			$ 13,962,984

30
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 4.0%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		14,425	$ 14,429,472
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		20,497	20,592,177
Core & Main LP:
Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 7/27/28		8,028	8,060,120
Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		12,751	12,788,451
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		13,948	14,087,304
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		9,009	9,042,815
Quimper AB, Term Loan, 5.122%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	9,600	11,298,190
Ramudden Global Group GmbH, Term Loan, 2/21/33(10)	EUR	27,300	32,130,671
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		4,263	4,356,351
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		13,697	9,690,580
White Cap Buyer LLC:
Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		17,175	17,122,486
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		16,700	16,606,062
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,144	15,121,322
			$ 185,326,001
Transportation Infrastructure — 1.0%
Brown Group Holding LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,147	$ 17,253,193
Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		14,962	15,058,508
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		15,532	15,562,944
			$ 47,874,645
Total Senior Floating-Rate Loans (identified cost $5,403,006,754)			$5,287,861,498

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,488	$ 5,537,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,563,288)		$ 5,537,265

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	152,843,874	$ 152,843,874
Total Short-Term Investments (identified cost $152,843,874)		$ 152,843,874
Total Investments — 130.0% (identified cost $6,206,788,591)		$6,041,922,260
Less Unfunded Loan Commitments — (0.2)%		$ (10,258,317)
Net Investments — 129.8% (identified cost $6,196,530,274)		$6,031,663,943
Other Assets, Less Liabilities — (29.8)%		$(1,384,213,226)
Net Assets — 100.0%		$4,647,450,717
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $443,635,537 or 9.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.

31
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated company (see Note 7).
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $10,676,704. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	213,958,710	EUR	185,407,318	Standard Chartered Bank	5/5/26	$ —	$(3,644,531)
GBP	5,500,000	USD	7,409,376	State Street Bank and Trust Company	5/29/26	74,560	—
USD	49,977,531	EUR	42,163,319	Deutsche Bank AG	5/29/26	436,786	—
USD	44,942,600	EUR	37,904,398	State Street Bank and Trust Company	5/29/26	405,970	—
USD	41,831,154	EUR	35,359,078	State Street Bank and Trust Company	5/29/26	285,205	—
USD	342,610	GBP	253,718	JPMorgan Chase Bank, N.A.	5/29/26	—	(2,629)
USD	31,084,615	GBP	22,925,695	State Street Bank and Trust Company	5/29/26	—	(110,736)
USD	217,775,116	EUR	185,407,318	Standard Chartered Bank	6/2/26	—	(114,410)
EUR	14,694,175	USD	17,196,270	State Street Bank and Trust Company	6/30/26	93,532	—
GBP	8,000,000	USD	10,575,040	State Street Bank and Trust Company	6/30/26	309,593	—
USD	43,644,180	EUR	37,862,087	Deutsche Bank AG	6/30/26	—	(905,987)
USD	68,257,543	EUR	59,220,187	Goldman Sachs International	6/30/26	—	(1,423,489)
						$1,605,646	$(6,201,782)
32
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$256,500	5.00% (pays quarterly)(4)	3.30%	6/20/31	$10,172,241	$(5,200,009)	$4,972,232
Total	$256,500				$10,172,241	$(5,200,009)	$4,972,232
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	5.79%	10/10/29	$(22,248)	$ —	$(22,248)
Total		$5,000				$(22,248)	$ —	$(22,248)
(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $261,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
33
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $6,004,857,160)	$5,841,295,882
Affiliated investments, at value (identified cost $191,673,114)	190,368,061
Cash	18,018,525
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,582,819
OTC derivatives	5,560,000
Foreign currency, at value (identified cost $34,601,131)	34,633,181
Interest and dividends receivable	29,153,054
Dividends receivable from affiliated investments	573,265
Receivable for investments sold	147,679,688
Receivable for variation margin on open centrally cleared swap contracts	454,441
Receivable for open forward foreign currency exchange contracts	1,605,646
Receivable from affiliates	18,500
Trustees' deferred compensation plan	308,648
Prepaid upfront and agency fees on notes payable	3,020,983
Total assets	$6,282,272,693
Liabilities
Notes payable	$1,300,000,000
Cash collateral due to broker	1,050,000
Payable for investments purchased	303,647,035
Payable for when-issued securities	9,972,168
Payable for open forward foreign currency exchange contracts	6,201,782
Payable for open swap contracts	22,248
Payable to affiliates:
Investment adviser fee	2,100,987
Trustees' fees	9,042
Trustees' deferred compensation plan	308,648
Accrued expenses and other liabilities	11,510,066
Total liabilities	$1,634,821,976
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,647,450,717
34
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$416,759
Dividend income from affiliated investments	3,035,833
Interest income	229,787,456
Other income	443,624
Total investment income	$233,683,672
Expenses
Investment adviser fee	$13,843,435
Trustees’ fees and expenses	54,250
Custodian fee	605,314
Legal and accounting services	554,887
Interest expense and fees	39,160,284
Miscellaneous	248,331
Total expenses	$54,466,501
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$179,615
Total expense reductions	$179,615
Net expenses	$54,286,886
Net investment income	$179,396,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(193,721,235)
Swap contracts	(2,609,388)
Foreign currency transactions	908,702
Forward foreign currency exchange contracts	9,704,735
Net realized loss	$(185,717,186)
Change in unrealized appreciation (depreciation):
Investments	$44,473,496
Investments - affiliated investments	(691,388)
Swap contracts	4,406,305
Foreign currency	919,135
Forward foreign currency exchange contracts	(15,010,630)
Net change in unrealized appreciation (depreciation)	$34,096,918
Net realized and unrealized loss	$(151,620,268)
Net increase in net assets from operations	$27,776,518
35
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$179,396,786	$477,341,812
Net realized loss	(185,717,186)	(131,423,151)
Net change in unrealized appreciation (depreciation)	34,096,918	(28,088,813)
Net increase in net assets from operations	$27,776,518	$317,829,848
Capital transactions:
Contributions	$32,551,753	$839,017,134
Withdrawals	(931,143,484)	(1,494,277,000)
Net decrease in net assets from capital transactions	$(898,591,731)	$(655,259,866)
Net decrease in net assets	$(870,815,213)	$(337,430,018)
Net Assets
At beginning of period	$5,518,265,930	$5,855,695,948
At end of period	$4,647,450,717	$5,518,265,930
36
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$27,776,518
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,015,152,288)
Investments sold and principal repayments	2,001,508,445
Increase in short-term investments, net	(68,265,706)
Net amortization/accretion of premium (discount)	(12,911,457)
Amortization of prepaid upfront and agency fees on notes payable	1,818,869
Decrease in interest and dividends receivable	7,228,844
Increase in dividends receivable from affiliated investments	(60,357)
Increase in variation margin on open centrally cleared swap contracts	(454,441)
Decrease in receivable for open swap contracts	23,256
Decrease in Trustees’ deferred compensation plan	11,308
Decrease in receivable from affiliates	2,930
Decrease in due to broker	(3,740,000)
Decrease in variation margin on open centrally cleared swap contracts	(136,884)
Increase in payable for open swap contracts	22,248
Decrease in payable to affiliates for investment adviser fee	(393,956)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(11,308)
Increase in accrued expenses and other liabilities	6,024,371
Decrease in unfunded loan commitments	(1,546,933)
Net change in unrealized (appreciation) depreciation from investments	(43,782,108)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	15,010,630
Net realized loss from investments	193,721,235
Net cash provided by operating activities	$1,106,693,216
Cash Flows From Financing Activities
Proceeds from capital contributions	$32,551,753
Payments for capital withdrawals	(931,143,484)
Proceeds from notes payable	275,000,000
Repayments of notes payable	(500,000,000)
Payment of prepaid upfront and agency fees on notes payable	(3,020,834)
Net cash used in financing activities	$(1,126,612,565)
Net decrease in cash and restricted cash*	$(19,919,349)
Cash and restricted cash at beginning of period (including foreign currency)	$87,713,874
Cash and restricted cash at end of period (including foreign currency)	$67,794,525
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$40,123,882
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(316,364).
37
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2026
Cash	$18,018,525
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,582,819
OTC derivatives	5,560,000
Foreign currency	34,633,181
Total cash and restricted cash as shown on the Statement of Cash Flows	$67,794,525
38
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.61%(2)	0.55%	0.57%	0.56%	0.52%	0.53%
Interest and fee expense	1.56%(2)	1.30%	1.66%	1.81%	0.47%	0.32%
Total expenses	2.17%(2)	1.85%	2.23%	2.37%	0.99%	0.85%
Net expenses	2.16%(2)(3)	1.85%(3)	2.23%(3)	2.37%(3)	0.99%(3)	0.85%
Net investment income	7.14%(2)	8.07%	9.30%	9.01%	5.16%	4.19%
Portfolio Turnover	15%(4)	42%	35%	18%	27%	28%
Total Return	0.39%(4)	5.91%	11.64%	12.42%	(4.22)%	9.75%
Net assets, end of period (000’s omitted)	$4,647,451	$5,518,266	$5,855,696	$5,875,465	$7,369,505	$8,423,553
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
39
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 86.1%, 11.4% and 2.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
40

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon)
41

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $13,843,435 or 0.55% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned
42

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $179,615 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$970,567,611	$1,962,009,502
U.S. Government and Agency Securities	5,614,802	50,497
	$976,182,413	$1,962,059,999
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,198,056,964
Gross unrealized appreciation	$57,560,315
Gross unrealized depreciation	(223,599,488)
Net unrealized depreciation	$(166,039,173)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return, to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
43

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $6,224,030. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $9,893,754 at April 30, 2026.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$10,172,241(1)	$ —	$10,172,241
Receivable for open forward foreign currency exchange contracts	—	1,605,646	1,605,646
Total Asset Derivatives	$10,172,241	$1,605,646	$11,777,887
Derivatives not subject to master netting or similar agreements	$10,172,241	$ —	$10,172,241
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,605,646	$1,605,646
Payable for open forward foreign currency exchange contracts	$ —	$(6,201,782)	$(6,201,782)
Payable for open swap contracts	(22,248)	—	(22,248)
Total Liability Derivatives subject to master netting or similar agreements	$(22,248)	$(6,201,782)	$(6,224,030)
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
44

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Deutsche Bank AG	$436,786	$(436,786)	$ —	$ —	$ —	$ —
State Street Bank and Trust Company	1,168,860	(110,736)	—	(1,050,000)	8,124	1,050,000
	$1,605,646	$(547,522)	$—	$(1,050,000)	$8,124	$1,050,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Deutsche Bank AG	$(905,987)	$436,786	$ —	$469,201	$ —	$530,000
Goldman Sachs Bank USA	(22,248)	—	22,248	—	—	—
Goldman Sachs International	(1,423,489)	—	—	1,090,000	(333,489)	1,090,000
JPMorgan Chase Bank, N.A.	(2,629)	—	—	—	(2,629)	—
Standard Chartered Bank	(3,758,941)	—	—	2,890,000	(868,941)	2,890,000
State Street Bank and Trust Company	(110,736)	110,736	—	—	—	—
	$(6,224,030)	$547,522	$22,248	$4,449,201	$(1,205,059)	$4,510,000
Total — Deposits for derivatives collateral — OTC derivatives						$5,560,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$(2,609,388)	$ —	$(2,609,388)
Forward foreign currency exchange contracts	—	9,704,735	9,704,735
Total	$(2,609,388)	$9,704,735	$7,095,347
Change in unrealized appreciation (depreciation):
Swap contracts	$4,406,305	$ —	$4,406,305
Forward foreign currency exchange contracts	—	(15,010,630)	(15,010,630)
Total	$4,406,305	$(15,010,630)	$(10,604,325)
45

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$760,853,000	$176,364,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $1.750 billion through August 31, 2026 and $1.625 billion thereafter ($2 billion prior to April 30, 2026) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through April 29, 2027. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. In connection with the renewal of the Loan Facility on April 30, 2026, the Portfolio paid upfront fees of approximately $2,521,000 and agency fees of $500,000, which are being amortized to interest expense through April 29, 2027. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. The Portfolio also incurred upfront and agency fees that were being amortized through April 30, 2026, of which $1,818,869 is included in interest expense for the six months ended April 30, 2026.
Drawn and liquidity fees for the six months ended April 30, 2026 totaled $7,860,347 and are included in interest expense and fees on the Statement of Operations. Unamortized upfront and agency fees at April 30, 2026 are approximately $3,021,000 and are included in prepaid upfront and agency fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2026, the Portfolio had borrowings outstanding under the Loan Facility of $1.3 billion at an annual interest rate of 3.77%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2026 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026. For the six months ended April 30, 2026, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,526,243,094 and 3.85%, respectively.
7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $190,368,061, which represents 4.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$38,215,575	$ —	$ —	$ —	$(691,388)	$ 37,524,187	$1,268,695	772,500
Short-Term Investments
Liquidity Fund	79,554,679	1,254,697,452	(1,181,408,257)	—	—	152,843,874	1,767,138	152,843,874
Total				$ —	$(691,388)	$190,368,061	$3,035,833
46

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 167,156,553	$ —	$ 167,156,553
Closed-End Funds	1,711,044	—	—	1,711,044
Common Stocks	390,007	50,810,986	14,694,170	65,895,163
Corporate Bonds	—	303,060,631	—	303,060,631
Exchange-Traded Funds	42,921,369	—	—	42,921,369
Preferred Stocks	—	3,683,354	11,251,509	14,934,863
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,254,558,275	23,044,906	5,277,603,181
U.S. Government Agency Mortgage-Backed Securities	—	5,537,265	—	5,537,265
Warrants	—	—	0	0
Short-Term Investments	152,843,874	—	—	152,843,874
Total Investments	$197,866,294	$5,784,807,064	$48,990,585	$6,031,663,943
Forward Foreign Currency Exchange Contracts	$ —	$ 1,605,646	$ —	$ 1,605,646
Swap Contracts	—	10,172,241	—	10,172,241
Total	$197,866,294	$5,796,584,951	$48,990,585	$6,043,441,830
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,201,782)	$ —	$ (6,201,782)
Swap Contracts	—	(22,248)	—	(22,248)
Total	$ —	$ (6,224,030)	$ —	$ (6,224,030)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
47

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys' fees and costs related to these actions are expensed by the Portfolio as incurred.
48

EAFAX-NCSR    4.30.26

Eaton Vance
Multi-Asset Credit Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Multi-Asset Credit Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.7%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	$274	$ 276,689
Acacia LLC, Series 2025-1, Class B, 6.21%, 11/15/37(1)	912	911,190
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	275	274,026
Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.72%, 6/7/55(1)	1,231	1,235,100
Babson CLO Ltd., Series 2022-4A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	1,000	998,195
Ballyrock CLO 16 Ltd., Series 2021-16A, Class DR, 8.825%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	1,000	917,870
Barings CLO Ltd., Series 2025-1A, Class E, 8.275%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	990,357
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.372%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	500	497,216
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.925%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,000	971,710
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	486,387
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	445,684
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	437	404,525
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.275%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	991,294
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	964	974,798
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	890	884,073
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	1,000	984,288
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.637%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	244,186
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	1,000	1,005,056
Crown City CLO III, Series 2021-1A, Class C, 7.237%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	972,718
DataBank Issuer, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)	1,560	1,564,067
Eldridge CLO Ltd.:
Series 2025-2A, Class D1, 6.505%, (3 mo. SOFR + 2.85%), 1/20/39(1)(2)	1,000	1,001,977
Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	503,895
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.525%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	1,500	1,502,010
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 7.475%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	1,000	1,003,500
Security	Principal Amount (000's omitted)	Value
Empower CLO Ltd., Series 2024-1A, Class D1, 7.417%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	$1,000	$ 1,000,050
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.225%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	800	801,786
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.404%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	330	330,547
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/56(1)	1,089	1,059,203
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 6.923%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,501,530
Series 2024-3A, Class D1, 6.975%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,002,652
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,247	1,231,118
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	706	705,297
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.84%, (30-day SOFR Average + 2.20%), 10/15/29(1)(2)	880	884,568
Lafayette Federal Credit Union Asset Trust, Series 2026-HI1A, Class A2, 5.375%, 1/25/46(1)	1,045	1,035,874
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.514%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	1,354	1,345,050
Series 2025-GT1, Class B, 7.214%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	270	269,713
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.825%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,449,664
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	888,988
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,774
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 4/20/35(1)(2)	1,000	997,971
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.569%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	1,000	1,000,121
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34%, 7/15/32(1)(3)	240	240,600
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	709	711,977
OCP CLO Ltd., Series 2024-32A, Class D1, 7.416%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,002,835
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.723%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,202,250
Phantom Aviation, Series 2026-1, Class B, 6.027%, 1/15/51(1)	988	979,340

1
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.104%, (1 mo. SOFR + 2.45%), 8/26/30(1)(2)	$1,315	$ 1,320,126
PRMI Securitization Trust, Series 2025-PHL1, Class A3, 5.999%, (30-day SOFR Average + 2.33%), 6/25/55(1)(2)	1,200	1,199,918
RR 35 Ltd., Series 2024-35A, Class D, 9.023%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	2,500	2,507,687
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(4)	668	667,036
Santander Bank Auto Credit-Linked Notes:
Series 2024-B, Class F, 8.881%, 1/18/33(1)	672	685,544
Series 2025-A, Class E, 6.274%, 1/16/34(1)	1,500	1,495,097
SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.21%, 6/20/36(1)	1,367	1,338,766
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.817%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	1,000	999,456
STAR Trust:
Series 2025-SFR5, Class D, 6.105%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	459	459,420
Series 2025-SFR5, Class E, 6.605%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	230	229,499
Series 2025-SFR6, Class D, 6.055%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	674	675,905
Tricon Residential Trust, Series 2025-SFR1, Class E, 6.155%, (1 mo. SOFR + 2.50%), 3/17/42(1)(2)	422	422,165
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	1,128	1,124,440
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class B, 4.929%, 6/28/50(1)	635	740,739
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	512,672
Windhill CLO 5 Ltd., 13.00%, 10/22/35	1,405	1,432,478
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	1,000	999,682
Total Asset-Backed Securities (identified cost $57,989,620)		$ 57,744,349

Collateralized Mortgage Obligations — 7.8%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.069%, 11/25/68(1)(5)	$370	$ 375,384
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(5)	509	507,318
Series 2024-NQM6, Class B1A, 7.263%, 1/25/70(1)(5)	459	466,721
Security	Principal Amount (000's omitted)	Value
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	$500	$ 502,652
Cascade Funding Mortgage Trust:
Series 2025-HB16, Class M3, 3.00%, 3/25/35(1)(5)	669	642,168
Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(5)	1,000	948,080
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	500	505,152
CFMT LLC:
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(5)	625	611,787
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(5)	689	668,234
Champs Trust:
Series 2024-1, Class A, 9.45%, 7/25/59(1)(5)	759	776,271
Series 2024-2, Class A, 8.752%, 11/25/59(1)(5)	769	789,947
Series 2024-3, Class A, 9.05%, 1/25/60(1)(5)	932	958,195
Series 2025-1, Class A, 7.93%, 4/25/60(1)(5)	1,146	1,180,843
Series 2025-2, Class A, 8.161%, 10/25/60(1)(5)	1,483	1,527,396
Cross Mortgage Trust:
Series 2025-H2, Class B1A, 6.626%, 3/25/70(1)(5)	1,346	1,347,592
Series 2025-H5, Class B1A, 6.975%, 7/25/70(1)(5)	1,235	1,253,244
EFMT:
Series 2025-NQM2, Class M1A, 6.268%, 6/25/70(1)(5)	823	830,495
Series 2025-NQM3, Class B2, 7.222%, 8/25/70(1)(5)	1,000	989,207
Series 2025-NQM3, Class M1A, 6.052%, 8/25/70(1)(5)	808	812,068
Series 2025-NQM3, Class M1B, 6.451%, 8/25/70(1)(5)	1,619	1,629,620
FARM Mortgage Trust, Series 2022-1, Class B, 2.957%, 1/25/52(1)(5)	815	622,058
HTAP Issuer Trust, Series 2025-1, Class A, 6.50%, 11/25/42(1)	1,190	1,192,794
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(5)	634	642,875
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,241,830
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.404%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	860	862,239
MFA Trust, Series 2025-NQM3, Class M1, 6.131%, 8/25/70(1)(5)	879	887,535
MFRA Trust:
Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(5)	459	468,020
Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(5)	1,000	1,017,603
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	725	736,019

2
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(5)	$500	$ 479,571
PRET Trust, Series 2025-RPL5, Class M1, 4.15% to 10/25/27, 1/25/70(1)(4)	564	521,063
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.452%,(30-day SOFR Average + 2.80%), 12/25/55(1)(2)	430	429,292
PRPM Fundido DAC:
Series 2025-2A, Class C, 4.17%, (3 mo. EURIBOR + 2.00%), 1/29/75(1)(2)	445	513,548
Series 2025-2A, Class D, 4.67%, (3 mo. EURIBOR + 2.50%), 1/29/75(1)(2)	500	566,275
PRPM LLC:
Series 2024-NQM1, Class B1, 7.39%, 12/25/68(1)(5)	1,000	1,007,630
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(5)	459	465,180
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	467	453,091
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	375	361,419
Series 2025-RPL2, Class M1, 3.75% to 4/25/26, 4/25/55(1)(4)	461	442,369
PRPM Trust:
Series 2025-NQM3, Class M1, 6.188%, 5/25/70(1)(5)	539	539,237
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(5)	1,104	1,121,195
Series 2025-NQM5, Class M1, 5.903%, 10/25/70(1)(5)	875	867,309
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(5)	1,000	909,982
Santander Mortgage Asset Receivable Trust:
Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(5)	897	910,196
Series 2025-NQM5, Class M1, 6.042%, 8/25/65(1)(5)	1,740	1,742,386
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	1,246	1,252,370
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(5)	1,039	987,282
Total Collateralized Mortgage Obligations (identified cost $38,047,935)		$ 38,562,742

Commercial Mortgage-Backed Securities — 3.6%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, , 12/10/41(1)(5)	750	$ 774,896
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.713%, 2/15/50(1)(5)	1,000	751,932
Security	Principal Amount* (000's omitted)		Value
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.805%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)		355	$ 355,968
Series 2025-660F, Class D, 6.405%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)		445	446,441
BX Trust, Series 2025-GW, Class E, 7.305%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)		870	874,075
Caister Finance DAC, Series 1A, Class C, 6.586%, (SONIA + 2.84%), 8/17/35(1)(2)	GBP	700	952,955
CSMC Trust, Series 2022-CNTR, Class A, 7.599%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		516	55,425
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.255%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)		361	363,501
Series 2025-ESH, Class E, 7.005%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)		337	339,579
Series 2025-ESH, Class F, 7.755%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)		289	291,417
Series 2026-ESH2, Class D, (1 mo. SOFR + 2.25%), 2/15/43(1)(2)		404	406,738
Series 2026-ESH2, Class F, (1 mo. SOFR + 3.75%), 2/15/43(1)(2)		329	331,898
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.905%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		500	503,731
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/34(1)(5)		1,000	998,688
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, , 6/10/27(1)		150	6,298
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.173%, , 9/15/47(1)(5)		750	685,704
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, (1 mo. SOFR + 2.45%), 6/15/39(1)(6)		293	292,868
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(5)		1,610	1,595,040
ORL Trust, Series 2024-GLKS, Class E, 6.845%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		344	345,935
ROCK Trust, Series 2024-CNTR, Class E, 8.819%,, 11/13/41(1)		1,000	1,049,023
Sirius Logistics U.K. DAC, Series 2026-1A, Class D, 6.298%, (SONIA + 2.55%), 11/17/35(1)(2)	GBP	1,500	2,038,896
Taurus U.K. DAC, Series 2025-UK3A, Class E, 7.533%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	500	678,707
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(4)		746	742,611
Vita Scientia DAC, Series 2022-1A, Class D, 4.501%, (3 mo. EURIBOR + 2.49%), 2/27/33(1)(2)	EUR	450	526,048

3
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, , 7/15/48(1)	1,700	$ 1,629,627
Willowbrook Mall, Series 2025-WBRK, Class D, 6.278%, , 3/5/35(1)(5)	459	453,753
Total Commercial Mortgage-Backed Securities (identified cost $17,840,819)		$ 17,491,754

Common Stocks — 0.4%
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.3%
Luxco Co. Ltd.(7)(8)	2,251	$ 46,526
Range Red Acquisitions LLC, Class A1(7)(8)(9)	974	1,342,601
		$ 1,389,127
Energy — 0.1%
Enviva LLC(7)(8)(10)	13,431	$ 271,978
		$ 271,978
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(7)(8)(9)	4,582	$ 0
		$ 0
Oil and Gas — 0.0%†
Frontera Energy Corp.	15,961	$ 172,611
		$ 172,611
Pharmaceuticals — 0.0%†
Keenova Therapeutics PLC(7)	109	$ 9,787
Mallinckrodt International Finance SA(7)(8)	1,976	177,428
Par Health, Inc.(7)(8)	2,085	8,406
		$ 195,621
Software and Services — 0.0%
Blackboard LLC(7)(8)(9)	10,131	$ 0
		$ 0
Total Common Stocks (identified cost $2,385,303)		$ 2,029,337

Convertible Bonds — 0.4%
Security	Principal Amount* (000's omitted)		Value
Computers — 0.1%
Zscaler, Inc., 0.00%, 7/15/28(1)		480	$ 436,560
			$ 436,560
Engineering & Construction — 0.1%
Cellnex Telecom SA, 2.125%, 8/11/30(11)	EUR	500	$ 621,365
			$ 621,365
Internet Software & Services — 0.2%
Delivery Hero SE, 3.25%, 2/21/30(11)	EUR	900	$ 1,014,161
			$ 1,014,161
Total Convertible Bonds (identified cost $2,036,200)			$ 2,072,086

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
Trading Companies & Distributors — 0.2%
QXO, Inc., 4.75%(7)(9)(10)	88	$ 844,891
Total Convertible Preferred Stocks (identified cost $880,000)		$ 844,891

Corporate Bonds — 42.8%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.6%
Bombardier, Inc.:
7.00%, 6/1/32(1)		275	$ 287,401
7.25%, 7/1/31(1)		536	564,643
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	780	945,293
Moog, Inc., 5.50%, 10/15/34(1)		225	225,763
TransDigm, Inc., 4.625%, 1/15/29		1,023	1,010,268
			$ 3,033,368
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		605	$ 567,121
			$ 567,121

4
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 1.2%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	1,440	$ 1,685,878
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(12)		2,472	2,720,274
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	799,376
PrestigeBidCo GmbH, 5.954%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(11)	EUR	565	668,872
			$ 5,874,400
Automotive — 1.0%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)		683	$ 655,314
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)		370	355,773
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(11)	EUR	300	370,260
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(11)	EUR	180	214,800
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(12)		250	251,267
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(11)(12)	EUR	382	470,251
7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)		200	203,509
7.75%, (7.75% cash or 8.50% PIK), 11/15/30(1)(12)		200	206,196
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(11)(12)	EUR	205	246,313
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		525	544,684
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		325	350,899
Realtruck Group, Inc., 6.25%, 7/31/31(1)		1,071	401,625
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	574,557
4.875%, 11/15/31(1)		239	229,917
			$ 5,075,365
Building and Development — 1.7%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		501	$ 521,403
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)		760	707,177
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)		725	711,580
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(11)	EUR	400	485,682
6.625%, 12/15/30(1)		885	907,151
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		700	706,482
8.375%, 10/1/33(1)		510	512,854
LBM Acquisition LLC:
6.25%, 1/15/29(1)		261	181,119
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
LBM Acquisition LLC: (continued)
9.50%, 6/15/31(1)		700	$ 613,364
Masterbrand, Inc., 7.00%, 7/15/32(1)		840	836,107
Miller Homes Group Finco PLC, 6.234%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(11)	EUR	520	599,165
Patrick Industries, Inc., 4.75%, 5/1/29(1)		741	731,072
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,002	1,001,888
			$ 8,515,044
Building Materials — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	$ 1,142,322
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		609	618,993
6.75%, 3/1/33(1)		568	576,335
			$ 2,337,650
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		923	$ 916,625
			$ 916,625
Cable and Satellite Television — 0.6%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 641,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	531,728
4.25%, 1/15/34(1)		988	829,753
4.50%, 8/15/30(1)		726	677,572
DISH Network Corp., 11.75%, 11/15/27(1)		397	410,099
			$ 3,090,465
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 850,026
			$ 850,026
Chemicals — 1.1%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(12)		792	$ 804,025
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,102,422
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	420	489,309
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(2)	EUR	120	141,125
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(11)	EUR	280	329,292
Italmatch Chemicals SpA, 6.25%, 2/5/31(11)	EUR	210	245,742
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	1,355	1,575,405

5
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.: (continued)
7.25%, 2/15/33(1)		600	$ 586,997
			$ 5,274,317
Chemicals and Plastics — 0.9%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(11)	EUR	225	$ 259,046
Avient Corp.:
6.25%, 11/1/31(1)		325	329,922
7.125%, 8/1/30(1)		760	774,584
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		1,130	1,222,415
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		810	779,625
INEOS Finance PLC:
6.375%, 4/15/29(11)	EUR	400	462,437
7.25%, 3/31/31(11)	EUR	340	388,032
			$ 4,216,061
Commercial Services — 2.1%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(1)(12)	EUR	500	$ 590,030
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(11)	GBP	580	772,042
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		562	537,565
Champions Financing, Inc., 8.75%, 2/15/29(1)		193	187,934
Cimpress PLC, 7.375%, 9/15/32(1)		281	284,917
Currenta Group Holdings SARL, 5.984%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	1,020	1,207,593
Herc Holdings, Inc.:
5.75%, 3/15/31(1)		100	100,300
6.00%, 3/15/34(1)		120	119,113
7.00%, 6/15/30(1)		400	416,391
7.25%, 6/15/33(1)		340	356,262
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,319,787
Multiversity SpA, 7.125%, 5/17/31(1)	EUR	515	629,036
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		165	167,011
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	887,260
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(11)	EUR	245	276,533
6.75%, 8/15/32(1)		537	536,355
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)		490	515,678
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,201	1,250,970
			$ 10,154,777
Security	Principal Amount* (000's omitted)		Value
Computers — 0.8%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,217	$ 1,260,459
Atos SE, 9.36% to 12/18/26, 12/18/29(4)(11)	EUR	553	741,851
CACI International, Inc., 6.375%, 6/15/33(1)		375	383,888
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		775	816,048
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	665,916
Science Applications International Corp., 5.875%, 11/1/33(1)		330	325,845
			$ 4,194,007
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)		1,847	$ 1,676,912
			$ 1,676,912
Containers and Glass Products — 0.5%
Ardagh Group SA, 9.50%, 12/1/30(1)		950	$ 1,008,247
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(11)	EUR	580	641,207
5.00%, 1/30/31(11)	EUR	415	486,785
6.25%, 1/30/31(1)		200	201,498
			$ 2,337,737
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	490	$ 583,595
			$ 583,595
Distribution & Wholesale — 0.3%
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	$ 1,099,482
Wolseley Group Finco PLC, 9.75%, 1/31/31(11)	GBP	280	352,956
			$ 1,452,438
Diversified Financial Services — 1.3%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		465	$ 476,646
CI Financial Corp., 4.10%, 6/15/51		525	351,184
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	850,088
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		566	578,112
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		435	441,677
6.375%, 8/1/33(1)		650	658,739
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		1,022	981,471
4.00%, 10/15/33(1)		65	58,614
Sherwood Financing PLC, 7.625%, 12/15/29(11)	EUR	620	723,216

6
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)		615	$ 646,329
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		155	148,003
UWM Holdings LLC:
6.25%, 3/15/31(1)		604	560,543
6.625%, 2/1/30(1)		168	161,366
			$ 6,635,988
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc., 7.00%, 3/31/34(1)		194	$ 201,186
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(11)	GBP	1,005	1,225,098
4.25%, 1/15/30(11)	GBP	896	1,107,393
4.50%, 8/15/30(1)		200	177,168
			$ 2,710,845
Drugs — 0.3%
Endo Finance Holdings LP, 8.50%, 4/15/31(1)		264	$ 279,965
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	297,002
5.375%, 9/30/32	EUR	880	1,002,364
			$ 1,579,331
Ecological Services and Equipment — 0.7%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(11)	EUR	800	$ 929,754
7.375%, 6/15/31(11)	GBP	470	641,556
Luna 2 5SARL, 5.50%, 7/1/32(11)	EUR	800	943,862
Reworld Holding Corp., 4.875%, 12/1/29(1)		839	806,220
			$ 3,321,392
Electric — 0.4%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 345,491
VoltaGrid LLC, 7.375%, 11/1/30(1)		1,007	1,045,656
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)		411	439,370
8.625%, 3/15/33(1)		303	324,837
			$ 2,155,354
Electric Utilities — 1.0%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,273,790
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	895	1,051,113
6.375%, 2/15/32(1)		465	462,424
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
TransAlta Corp., 5.875%, 2/1/34		390	$ 390,035
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)		115	115,216
6.375%, 3/15/33(1)		390	403,121
6.625%, 3/15/32(1)		610	632,518
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)		355	372,278
			$ 4,700,495
Energy — 0.9%
Sunoco LP:
4.50%, 10/1/29(1)		480	$ 470,633
4.625%, 5/1/30(1)		292	284,126
5.875%, 3/15/34(1)		365	363,876
7.875% to 9/18/30(1)(13)(14)		2,335	2,419,401
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	572,820
4.50%, 4/30/30		372	361,638
			$ 4,472,494
Engineering & Construction — 0.9%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 573,766
Artera Services LLC, 8.50%, 2/15/31(1)		550	474,014
Egis SA, 5.125%, 5/15/31(3)(11)	EUR	540	636,074
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(11)	EUR	235	246,680
3.625%, 10/13/32(11)	EUR	220	243,735
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(11)	EUR	399	432,211
TopBuild Corp., 4.125%, 2/15/32(1)		976	976,660
VM Consolidated, Inc., 5.50%, 4/15/29(1)		642	629,877
			$ 4,213,017
Entertainment — 2.3%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	1,220	$ 1,393,942
7.25%, 4/30/30(11)	EUR	942	1,151,162
Betclic Everest Group SAS, 5.125%, 12/10/31(11)	EUR	850	1,000,350
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		255	250,192
CPUK Finance Ltd.:
6.875%, 8/28/32(11)	GBP	190	261,037
7.875%, 8/28/29(11)	GBP	825	1,154,085
Discovery Global Holdings, Inc.:
4.302%, 1/17/30	EUR	105	122,686

7
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Discovery Global Holdings, Inc.: (continued)
5.05%, 3/15/42		311	$ 222,685
Flutter Treasury DAC:
5.00%, 4/29/29(11)	EUR	800	956,542
5.875%, 6/4/31(1)		633	631,126
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(11)	EUR	635	727,437
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		1,025	1,067,476
Motion Bondco DAC, 6.625%, 11/15/27(1)		280	268,959
Motion Finco SARL, 8.375%, 2/15/32(1)		277	227,158
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)		77	78,366
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		497	495,874
Voyager Parent LLC, 9.25%, 7/1/32(1)		1,130	1,202,318
			$ 11,211,395
Financial Intermediaries — 0.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(14)		1,178	$ 1,175,657
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		604	572,282
Ford Motor Credit Co. LLC:
5.113%, 5/3/29		335	333,024
5.303%, 9/6/29		360	359,059
			$ 2,440,022
Food Products — 0.6%
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)		535	$ 546,209
Froneri Lux FinCo SARL, 4.75%, 8/1/32(11)	EUR	675	769,691
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	720,707
La Doria SpA, 5.525%, (3 mo. EURIBOR + 3.375%), 12/30/30(2)(11)	EUR	700	829,225
			$ 2,865,832
Food Service — 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)		293	$ 278,906
TKC Holdings, Inc.:
8.50%, 8/15/30(1)		590	604,310
12.00%, 2/15/31(1)		110	114,711
			$ 997,927
Health Care — 1.5%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)		257	$ 251,648
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Acadia Healthcare Co., Inc.: (continued)
7.375%, 3/15/33(1)		257	$ 263,204
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.079%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(11)	EUR	815	966,877
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		600	584,573
Global Medical Response, Inc., 7.375%, 10/1/32(1)		693	722,806
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		258	265,564
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		792	764,344
10.00%, 6/1/32(1)		140	143,465
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		805	803,857
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		373	374,548
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		1,073	1,128,835
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)		325	325,344
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		835	790,150
			$ 7,385,215
Health Care Providers & Services — 0.1%
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		505	$ 528,591
			$ 528,591
Health Care Technology — 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,090	$ 1,993,635
			$ 1,993,635
Home Furnishings — 0.2%
Somnigroup International, Inc., 3.875%, 10/15/31(1)		1,122	$ 1,038,391
			$ 1,038,391
Homebuilders/Real Estate — 0.2%
Risewell Homes, Inc.:
8.50%, 11/1/30(1)		496	$ 507,395
9.25%, 10/1/29(1)		672	698,108
			$ 1,205,503
Insurance — 1.3%
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)		515	$ 502,698
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)		746	722,792

8
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)		890	$ 930,227
8.375%, 2/1/34(1)		75	74,056
Fidus Re Ltd., 6.167%, (1 mo. U.S. T-Bill Rate + 2.50%), 1/8/42(1)(2)		2,295	2,295,637
Galaxy Bidco Ltd., 8.125%, 12/19/29(11)	GBP	440	618,810
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		699	702,668
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	725,280
			$ 6,572,168
Internet Software & Services — 0.5%
Arches Buyer, Inc., 6.125%, 12/1/28(1)		653	$ 635,406
Cars.com, Inc., 6.375%, 11/1/28(1)		474	466,286
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	581,208
United Group BV:
6.50%, 10/31/31(11)	EUR	400	479,028
6.75%, 2/15/31(11)	EUR	200	242,105
			$ 2,404,033
Leisure Goods/Activities/Movies — 0.7%
Acushnet Co., 5.625%, 12/1/33(1)		482	$ 485,444
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(12)	EUR	733	906,395
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(11)(12)	EUR	470	581,000
Patrick Industries, Inc., 6.375%, 11/1/32(1)		519	523,444
TUI AG, 5.875%, 3/15/29(11)	EUR	700	828,730
			$ 3,325,013
Leisure Time — 0.1%
NCL Corp. Ltd., 6.75%, 2/1/32(1)		555	$ 552,746
			$ 552,746
Lodging and Casinos — 0.1%
Essendi SA, 5.50%, 11/15/31(11)	EUR	200	$ 235,035
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		474	481,608
			$ 716,643
Machinery — 0.5%
IMA Industria Macchine Automatiche SpA, 5.954%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(11)	EUR	915	$ 1,084,267
King U.S. Bidco, Inc., 5.454%, 12/1/32(1)(2)	EUR	1,060	1,256,193
			$ 2,340,460
Security	Principal Amount* (000's omitted)		Value
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		525	$ 322,337
3.90%, 6/1/52		310	195,007
CSC Holdings LLC:
3.375%, 2/15/31(1)		374	217,684
4.125%, 12/1/30(1)		373	222,350
11.75%, 1/31/29(1)		395	283,101
Nexstar Media, Inc.:
6.50%, 9/15/33(1)		505	509,212
7.25%, 4/15/34(1)		455	458,233
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	921,059
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)		669	693,228
Summer BidCo BV, 8.875%, 1/31/31(1)	EUR	540	641,741
Univision Communications, Inc.:
8.50%, 7/31/31(1)		150	152,341
8.875%, 4/15/33(1)		145	145,898
9.375%, 8/1/32(1)		451	467,057
Versant Media Group, Inc., 7.25%, 1/30/31(1)		580	602,477
			$ 5,831,725
Metals/Mining — 0.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		962	$ 1,041,904
Compass Minerals International, Inc., 8.00%, 7/1/30(1)		567	592,239
First Quantum Minerals Ltd.:
6.375%, 2/15/36(1)		210	206,575
7.25%, 2/15/34(1)		250	257,216
8.00%, 3/1/33(1)		285	299,817
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	299,159
9.50%, 10/6/28(1)		300	303,876
			$ 3,000,786
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 689,056
			$ 689,056
Oil and Gas — 0.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		456	$ 476,573
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)		170	171,183

9
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Crescent Energy Finance LLC:
7.875%, 4/15/32(1)		250	$ 259,318
9.75%, 10/15/30(1)		215	229,889
DBR Land Holdings LLC, 6.25%, 12/1/30(1)		477	488,593
Matador Resources Co., 6.00%, 4/15/34(1)		195	195,833
SM Energy Co., 8.625%, 11/1/30(1)		823	870,940
Transocean International Ltd.:
7.875%, 10/15/32(1)		75	80,400
8.25%, 5/15/29(1)		579	601,477
8.75%, 2/15/30(1)		152	159,171
WBI Operating LLC:
6.25%, 10/15/30(1)		755	765,914
6.50%, 10/15/33(1)		245	247,770
			$ 4,547,061
Packaging & Containers — 0.4%
Fiber Midco SpA, 10.75% PIK, 6/15/29(1)	EUR	950	$ 824,224
Sword Purchaser LLC, 8.25%, 4/15/33(1)		605	619,522
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	450	454,701
9.50%, 5/15/30(1)		347	304,360
			$ 2,202,807
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		1,001	$ 1,034,476
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		282	293,220
Grifols SA, 7.50%, 5/1/30(11)	EUR	1,254	1,532,533
Nidda Healthcare Holding GmbH, 5.234% (3 mo. EURIBOR + 3.25%), 10/15/32(1)(2)	EUR	315	370,704
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(12)		387	385,581
Rossini SARL, 6.75%, 12/31/29(11)	EUR	555	677,104
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/30	EUR	286	340,594
7.875%, 9/15/31	EUR	350	483,118
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		1,378	1,062,792
6.00%, 12/1/32		375	390,703
			$ 6,570,825
Pipelines — 1.0%
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		612	$ 627,535
Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp.: (continued)
8.25%, 1/15/32(1)		649	$ 681,677
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	681,671
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		540	560,014
8.375%, 2/15/32(1)		152	159,600
Plains All American Pipeline LP, Series B, 8.024%, (3 mo. SOFR + 4.372%)(2)(13)		926	928,317
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		305	307,517
Venture Global LNG, Inc.:
9.00% to 9/30/29(1)(13)(14)		521	515,648
9.875%, 2/1/32(1)		228	244,717
			$ 4,706,696
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 323,755
7.375%, 9/1/31(1)		290	299,824
8.00%, 8/1/29(1)		606	606,710
			$ 1,230,289
Real Estate Investment Trusts (REITs) — 1.4%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	563	$ 748,641
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	490	566,675
Alexandrite Monnet U.K. Holdco PLC:
6.875%, 5/31/31(3)(11)	EUR	660	775,438
10.50%, 5/15/29(11)	EUR	1,200	1,490,096
alstria SARL, 4.25%, 10/15/29(11)	EUR	500	571,319
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	644,421
8.875%, 9/1/31(1)		594	625,614
Essendi SA, 6.375%, 10/15/29(11)	EUR	1,050	1,268,127
			$ 6,690,331
Retail — 1.7%
B&M European Value Retail PLC:
4.00%, 11/15/28(11)	GBP	200	$ 259,604
8.125%, 11/15/30(11)	GBP	400	563,456
Boots Group Finco LP:
5.375%, 8/31/32(11)	EUR	220	262,907
7.375%, 8/31/32(11)	GBP	470	653,619
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(11)	GBP	860	1,209,573
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		594	624,984
eG Global Finance PLC, 11.00%, 11/30/28(11)	EUR	750	933,690

10
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		602	$ 587,975
9.25%, 1/15/31(1)		210	220,548
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)		259	247,179
Men's Wearhouse LLC, 9.00%, 2/1/31(1)		180	190,599
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		453	455,950
8.75%, 12/31/30(1)		228	215,826
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		500	506,677
10.00%, 9/15/33(1)		250	252,690
Waga Bondco Ltd., 8.50%, 6/15/30(11)	GBP	405	476,450
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)		594	601,062
			$ 8,262,789
Retailers (Except Food and Drug) — 0.4%
Bath & Body Works, Inc., 6.875%, 11/1/35		410	$ 404,882
Michaels Cos., Inc., 8.50%, 3/15/33(1)		715	706,653
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	715,006
			$ 1,826,541
Software — 0.9%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		429	$ 389,490
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		610	594,421
9.00%, 9/30/29(1)		1,213	1,192,033
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	400	483,713
7.25%, 7/1/33(1)		235	242,255
8.75%, 7/1/34(1)		868	903,794
TeamSystem SpA, 5.704%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	579	663,494
			$ 4,469,200
Steel — 0.5%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		565	$ 571,421
7.50%, 9/15/31(1)		435	444,505
7.625%, 1/15/34(1)		240	242,611
Commercial Metals Co.:
5.75%, 11/15/33(1)		235	235,527
6.00%, 12/15/35(1)		235	234,883
Security	Principal Amount* (000's omitted)		Value
Steel (continued)
TMS International Corp., 6.25%, 4/15/29(1)		878	$ 861,515
			$ 2,590,462
Telecommunications — 2.8%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)		480	$ 475,534
APLD ComputeCo LLC, 9.25%, 12/15/30(1)		315	338,754
Black Pearl Compute LLC, 6.125%, 2/15/31(1)		335	340,306
Cipher Compute LLC, 7.125%, 11/15/30(1)		505	524,068
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)(3)		437	436,139
EchoStar Corp., 10.75%, 11/30/29		904	981,775
Eutelsat SA, 1.50%, 10/13/28(11)	EUR	500	560,402
Fibercop SpA:
4.75%, 6/30/30(11)	EUR	300	355,534
5.125%, 6/30/32(11)	EUR	220	259,883
7.20%, 7/18/36(1)		817	817,000
Iliad Holding SAS:
5.375%, 4/15/30(11)	EUR	495	594,419
5.625%, 10/15/28(11)	EUR	410	486,058
6.875%, 4/15/31(11)	EUR	340	420,635
Maticmind SpA, 7.377%, 12/31/32(2)(11)	EUR	640	670,316
Odido Group Holding BV, 5.50%, 1/15/30(11)	EUR	600	703,518
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	261,589
Stagwell Global LLC, 5.625%, 8/15/29(1)		377	358,862
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)		510	534,151
8.625%, 6/15/32(1)		225	235,655
Uniti Services LLC, 7.50%, 10/15/33(1)		1,642	1,729,791
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(11)	GBP	590	758,787
Vodafone Group PLC, 8.00% to 5/30/31, 8/30/86(11)(14)	GBP	200	288,596
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)		100	105,833
WULF Compute LLC, 7.75%, 10/15/30(1)		321	337,567
Zegona Finance PLC, 8.625%, 7/15/29(1)		1,048	1,099,472
			$ 13,674,644
Transportation — 0.8%
Edge Finco PLC, 8.125%, 8/15/31(11)	GBP	1,394	$ 1,955,503
InPost SA, 4.00%, 4/1/31(11)	EUR	325	372,568
Seaspan Corp., 5.50%, 8/1/29(1)		923	883,004
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		740	769,601
			$ 3,980,676

11
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities — 1.2%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	411	$ 393,446
NRG Energy, Inc.:
3.875%, 2/15/32(1)	118	109,244
5.75%, 1/15/34(1)	409	406,216
6.00%, 2/1/33(1)	505	509,185
6.00%, 1/15/36(1)	910	904,218
6.125%, 5/15/36(1)	280	279,064
6.25%, 11/1/34(1)	335	339,114
10.25% to 3/15/28(1)(13)(14)	635	690,113
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	460	445,890
5.00%, 1/31/28(1)	450	445,829
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	193	189,720
6.875%, 4/15/32(1)	1,103	1,151,949
		$ 5,863,988
Total Corporate Bonds (identified cost $207,882,249)		$211,654,274

Preferred Stocks — 0.0%†
Security	Shares	Value
Software and Services — 0.0%†
Blackboard LLC, Series A(7)(8)(9)	3,932	$ 72,074
		$ 72,074
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(7)	2,137	$ 42,473
Series G1(7)	1,477	29,355
		$ 71,828
Total Preferred Stocks (identified cost $146,396)		$ 143,902

Senior Floating-Rate Loans — 28.8%(15)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.5%
Kaman Corp.:
Term Loan, 2/26/32(16)		372	$ 374,112
Term Loan, 2/26/32(16)		28	28,070
TransDigm, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		1,853	1,858,340
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		371	368,901
			$ 2,629,423
Airlines — 0.2%
American Airlines, Inc., Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		965	$ 961,292
			$ 961,292
Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		499	$ 501,713
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		697	697,297
			$ 1,199,010
Auto Components — 1.0%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		980	$ 982,857
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		266	263,532
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,505	1,780,420
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,059	1,064,901
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		275	262,711
DexKo Global, Inc.:
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		162	154,561
Term Loan, 8.663%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		152	145,307
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		30	7,389
Term Loan, 3/30/27(16)		300	699
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		299	174,237

12
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
RealTruck Group, Inc.: (continued)
Term Loan, 1/31/31(16)	68	$ 68,499
		$ 4,905,113
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	265	$ 264,794
MajorDrive Holdings IV LLC, Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	234	224,291
		$ 489,085
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31	400	$ 403,502
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	613	615,399
		$ 1,018,901
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	691	$ 694,015
		$ 694,015
Building Products — 0.8%
Associated Materials, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	1,313	$ 951,726
Cornerstone Building Brands, Inc., Term Loan, 8.174%, (3 mo. USD Term SOFR + 4.50%), 5/15/31	485	250,217
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	544	489,670
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33	138	138,635
LBM Acquisition LLC:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	795	668,351
Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	124	111,299
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	338	333,208
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,335	1,169,884
		$ 4,112,990
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets — 1.2%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	597	$ 600,201
Edelman Financial Center LLC, Term Loan, 12/1/31(16)	450	451,125
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	954	947,566
Fortress Intermediate 3, Inc., Term Loan, 6.661%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	1,536	1,529,862
Jupiter Borrower, Inc., Term Loan, 3/25/33(16)	500	502,500
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	269	269,853
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	852	855,986
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	400	400,188
Victory Capital Holdings, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	299	300,018
		$ 5,857,299
Chemicals — 0.9%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	644	$ 645,596
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	500	500,720
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	364	360,643
Term Loan, 10/27/32(17)	11	10,607
Discovery Purchaser Corp., Term Loan, 10/4/29(16)	225	223,228
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,978	1,846,701
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	296	261,090
Tronox Finance LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	366	324,403
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	399	399,911
		$ 4,572,899
Commercial Services & Supplies — 1.3%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	582	$ 585,756
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	799	802,201
Anticimex International AB, Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.90%), 11/17/31	349	350,579

13
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	648	$ 651,844
Foundever Group, Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	349	204,407
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	1,026	1,027,095
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	597	599,054
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	393	394,930
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	363	365,723
Reworld Holding Corp.:
Term Loan, 5.911%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	344	344,865
Term Loan, 5.911%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	56	56,041
Signal Parent, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	709	438,941
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	495	496,726
		$ 6,318,162
Construction Materials — 0.3%
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	760	$ 761,328
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	298	298,331
Smyrna Ready Mix Concrete LLC, Term Loan, 4/2/29(16)	400	400,876
		$ 1,460,535
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	499	$ 502,259
		$ 502,259
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	339	$ 331,275
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 4/1/32	592	550,616
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32	299	295,822
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		299	$ 299,666
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		600	587,550
Sword Purchaser LLC:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		700	680,750
Term Loan, 4/11/33(16)		270	262,575
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	350	412,024
			$ 3,420,278
Diversified Consumer Services — 0.4%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		299	$ 294,542
Belron Finance 2019 LLC, Term Loan, 5.66%, (3 mo. USD Term SOFR + 2.00%), 10/16/31		686	689,964
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		737	735,637
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		299	297,509
			$ 2,017,652
Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, 9.048%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		377	$ 379,400
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		500	502,320
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		300	281,469
			$ 1,163,189
Electric Utilities — 0.1%
MRP Buyer LLC:
Term Loan, 6.942% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		76	$ 76,360
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		596	598,775
			$ 675,135
Electrical Equipment — 0.3%
Dynamo Newco II GmbH, Term Loan, 6.907%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		493	$ 442,044

14
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment (continued)
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31	365	$ 366,660
WEC U.S. Holdings Ltd., Term Loan, 5.665%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	737	739,721
		$ 1,548,425
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32	728	$ 728,407
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	384	382,228
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(9)	355	283,670
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(9)	1,487	1,189,955
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	201	191,530
		$ 2,775,790
Energy Equipment & Services — 0.2%
New Generation Gas Gathering LLC, Term Loan, 8.913%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	955	$ 928,142
		$ 928,142
Engineering & Construction — 0.4%
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31	295	$ 253,988
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(16)	485	485,901
Term Loan, 4/25/33(16)	65	64,787
Brand Industrial Services, Inc., Term Loan, 8/1/30(16)	200	174,230
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	275	276,031
New Arclin U.S. Holding Corp., Term Loan, 4/1/33(16)	250	235,000
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	590	593,934
		$ 2,083,871
Entertainment — 0.8%
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	597	$ 599,445
Electronic Arts, Inc., Term Loan, 3/24/33(16)	1,300	1,301,950
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32	791	794,758
Borrower/Description	Principal Amount* (000's omitted)	Value
Entertainment (continued)
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	993	$ 997,290
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31	370	369,620
		$ 4,063,063
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	419	$ 419,052
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	295	272,403
		$ 691,455
Food Products — 0.4%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(9)(18)	70	$ 0
Term Loan, 0.00%, 8/2/28(9)(18)	62	37,525
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(9)	220	133,306
Term Loan - Second Lien, 0.00%, 8/2/28(9)(18)	491	0
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32	673	669,700
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	249	249,918
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32	583	568,696
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	499	502,805
		$ 2,161,950
Gas Utilities — 0.1%
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	250	$ 247,500
		$ 247,500
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	498	$ 501,251
Hologic, Inc., Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	675	672,050
Medline Borrower LP, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	614	617,293
		$ 1,790,594
Health Care Providers & Services — 1.8%
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	424	$ 426,009

15
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33	325	$ 323,248
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	499	501,178
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32	299	300,731
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	308	309,914
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(17)	40	40,157
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32	348	348,944
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	381	380,035
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	149	149,319
MED ParentCo LP, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	496	498,077
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28	199	176,535
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	397	399,245
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	589	590,937
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	699	701,906
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	983	986,445
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	299	297,637
Term Loan, 11/19/31(17)	22	21,475
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	961	691,847
Select Medical Corp., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	321	320,739
Surgery Center Holdings, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	980	983,843
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28	494	495,112
		$ 8,943,333
Health Care Technology — 0.5%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	525	$ 524,135
Cotiviti Corp., Term Loan, 6.415%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	739	680,574
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	398	$ 398,000
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	398	398,350
Waystar Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	339	339,885
		$ 2,340,944
Hotels, Restaurants & Leisure — 1.9%
Betclic Everest Group, Term Loan, 12/10/31(16)	375	$ 377,344
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	384	372,841
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29	224	223,867
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	32	32,138
Flutter Financing BV:
Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	920	918,894
Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 6/4/32	397	395,636
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	495	496,277
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	298	299,401
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	297	276,423
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	1,908	1,914,746
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	392	372,847
Peninsula Pacific Entertainment LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	946	944,420
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	393	387,757
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	671	665,058
Spectacle Gary Holdings LLC, Term Loan, 8.10%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	668	650,310
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32	450	442,688
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	597	597,944
		$ 9,368,591

16
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Household Durables — 0.1%
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	288	$ 288,721
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	323	321,556
		$ 610,277
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	597	$ 599,908
		$ 599,908
Industrial Conglomerates — 0.1%
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33	225	$ 226,688
		$ 226,688
Insurance — 1.4%
Acrisure LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	176	$ 173,229
Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/21/32	399	393,209
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	398	394,188
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	625	624,942
AmWINS Group, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	950	950,135
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	996	990,861
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	348	348,372
Ryan Specialty Group LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	691	694,274
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	444	424,771
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	345	343,034
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	439	436,178
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,153	1,155,536
		$ 6,928,729
Borrower/Description	Principal Amount* (000's omitted)	Value
Interactive Media & Services — 0.2%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28	814	$ 818,715
		$ 818,715
IT Services — 0.7%
Asurion LLC, Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	985	$ 987,379
Blackhawk Network Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 3/12/29	348	345,573
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	404	398,202
Go Daddy Operating Co. LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	157	153,958
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	404	378,786
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29	146	100,444
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	795	790,053
Virtusa Corp., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/15/29	249	230,765
		$ 3,385,160
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	296	$ 295,177
Hayward Industries, Inc., Term Loan, 6.267%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	984	990,265
Peloton Interactive, Inc., Term Loan, 9.152%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	889	895,280
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	490	492,879
		$ 2,673,601
Life Sciences Tools & Services — 0.2%
Parexel International Corp., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 12/12/31	697	$ 697,868
Star Parent, Inc., Term Loan, 9/27/30(16)	325	325,509
		$ 1,023,377
Machinery — 1.7%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31	199	$ 200,494

17
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28	1,029	$ 1,032,299
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29	8	3,442
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	200	201,246
Barnes Group, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/27/32	543	543,821
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	199	197,134
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33	221	221,401
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	476	337,046
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	489	489,801
EMRLD Borrower LP, Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	1	1,002
Engineered Machinery Holdings, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	807	813,233
Filtration Group Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/21/28	502	503,590
Gates Global LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	640	641,982
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	110	110,626
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33	350	350,614
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33	500	501,750
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29	684	686,935
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	1,384	1,397,476
		$ 8,233,892
Media — 0.5%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	299	$ 300,232
E.W. Scripps Co.:
Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	678	669,664
Term Loan, 9.526%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	123	123,733
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31	299	$ 301,492
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	350	350,193
Univision Communications, Inc.:
Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/24/29	349	349,421
Term Loan, 1/31/29(16)	200	199,041
		$ 2,293,776
Metals/Mining — 0.1%
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	329	$ 330,573
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	247	246,767
		$ 577,340
Oil, Gas & Consumable Fuels — 0.7%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	650	$ 651,830
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	512	515,084
Matador Bidco SARL, Term Loan, 7/30/29(16)	400	397,900
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	728	730,835
UGI Energy Services LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	334	336,881
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	550	552,076
		$ 3,184,606
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	498	$ 487,340
		$ 487,340
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,394	$ 1,360,647
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	606	600,556
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	245	232,138
		$ 2,193,341

18
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services — 0.9%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	522	$ 524,871
CoreLogic, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	596	585,179
EAB Global, Inc., Term Loan, 8/16/30(16)	221	196,542
Employbridge Holding Co.:
Term Loan, 9.20%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	467	313,815
Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	735	138,497
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31	229	226,594
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	679	659,473
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33	225	226,125
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32	225	225,703
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30	249	237,996
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	445	437,114
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33	480	471,322
Trans Union LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	322	321,948
		$ 4,565,179
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	433	$ 435,646
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	574	576,148
		$ 1,011,794
Road & Rail — 0.2%
First Student Bidco, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	394	$ 395,087
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	72	72,291
Hertz Corp.:
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	356	281,186
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	70	55,635
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail (continued)
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	394	$ 393,591
		$ 1,197,790
Software — 2.2%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	401	$ 396,614
Boxer Parent Co., Inc., Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	779	723,110
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	796	738,664
Cloudera, Inc., Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	537	484,914
Clover Holdings 2 LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 12/9/31	594	579,892
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	350	331,056
Delta TopCo, Inc., Term Loan, 11/30/29(16)	400	386,094
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	307	290,204
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	776	766,968
Marcel LUX IV SARL, Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	416	412,556
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	669	590,832
OceanKey (U.S.) II Corp., Term Loan, 12/15/28(16)	200	189,972
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	249	173,398
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	110	109,695
Open Text Corp., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	412	402,111
Polaris Newco LLC, Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	455	398,679
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	298	235,209
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	496	487,762
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	249	242,545
Quartz Acquireco LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	225	188,017
RealPage, Inc., Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	449	440,626

19
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	277	$ 227,516
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	53	43,404
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	383	211,209
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	395	337,010
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	777	751,477
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	596	474,384
		$ 10,613,918
Specialty Retail — 1.2%
EG America LLC, Term Loan, 2/10/31(16)	300	$ 300,675
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	645	646,448
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	695	699,813
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	538	538,148
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	561	562,234
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	391	392,118
Men's Wearhouse, Inc., Term Loan, 9.421%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	467	471,817
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	1,981	1,991,945
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31	345	337,539
		$ 5,940,737
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33	465	$ 466,939
		$ 466,939
Trading Companies & Distributors — 0.9%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32	400	$ 400,124
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	490	492,266
Core & Main LP, Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 7/27/28	433	434,259
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30	299	$ 301,485
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	1,192	1,192,412
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	124	126,556
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	312	220,655
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	863	860,046
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	597	596,082
		$ 4,623,885
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	863	$ 868,423
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	735	736,505
		$ 1,604,928
Total Senior Floating-Rate Loans (identified cost $146,410,410)		$142,202,815

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(19)	$1,656	$ 1,671,156
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,679,108)		$ 1,671,156

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(9)	$565,000	$ 0
		$ 0

20
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(7)(9)	$333,000	$ 0
		$ 0
Surface Transport — 0.0%
Hertz Corp., Escrow Certificates(7)(9)	$105,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.8%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(20)	17,631,191	$ 17,631,191
Total Affiliated Fund (identified cost $17,631,191)		$ 17,631,191

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/4/26(19)	$1,070	$ 1,066,371
Total U.S. Treasury Obligations (identified cost $1,066,387)		$ 1,066,371
Total Short-Term Investments (identified cost $18,697,578)		$ 18,697,562
Total Investments — 99.8% (identified cost $493,995,618)		$493,114,868
Less Unfunded Loan Commitments — (0.0)%†		$ (47,279)
Net Investments — 99.8% (identified cost $493,948,339)		$493,067,589
Other Assets, Less Liabilities — 0.2%		$ 1,055,623
Net Assets — 100.0%		$494,123,212
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $264,810,007 or 53.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	When-issued security.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(6)	When-issued, variable rate security whose interest rate will be determined after April 30, 2026.
(7)	Non-income producing security.
(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(10)	Restricted security (see Note 8).
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $46,761,887 or 9.5% of the Fund's net assets.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $47,183. See Note 1G for description.

21
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(20)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	632,628	USD	740,312	Goldman Sachs International	6/17/26	$ 3,643	$ —
EUR	476,275	USD	554,369	State Street Bank and Trust Company	6/17/26	5,718	—
GBP	162,760	USD	218,204	State Street Bank and Trust Company	6/17/26	3,255	—
GBP	124,455	USD	167,431	State Street Bank and Trust Company	6/17/26	1,909	—
USD	384,854	EUR	326,913	Bank of America, N.A.	6/17/26	413	—
USD	56,999,827	EUR	49,242,465	Bank of America, N.A.	6/17/26	—	(908,102)
USD	2,272,931	EUR	1,963,744	Citibank, N.A.	6/17/26	—	(36,384)
USD	609,227	EUR	518,304	State Street Bank and Trust Company	6/17/26	—	(286)
USD	301,864	EUR	261,928	State Street Bank and Trust Company	6/17/26	—	(6,158)
USD	14,374,979	GBP	10,757,299	Bank of America, N.A.	6/17/26	—	(261,886)
USD	3,575,891	GBP	2,676,382	Citibank, N.A.	6/17/26	—	(65,715)
USD	107,762	GBP	80,121	Goldman Sachs International	6/17/26	—	(1,254)
USD	167,853	GBP	126,454	Goldman Sachs International	6/17/26	—	(4,205)
USD	79,505	GBP	58,897	State Street Bank and Trust Company	6/17/26	—	(633)
USD	257,404	EUR	223,302	Deutsche Bank AG	6/30/26	—	(5,343)
USD	402,567	EUR	349,267	Goldman Sachs International	6/30/26	—	(8,395)
						$14,938	$(1,298,361)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(131)	Short	6/18/26	$(14,487,781)	$329,348
U.S. Long Treasury Bond	(48)	Short	6/18/26	(5,416,501)	198,287
					$527,635
22
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$1,500	5.50% (pays monthly)	5.79%	10/10/29	$(6,675)	$ —	$(6,675)
U.S. Single Family Rental	Goldman Sachs International	1,426	7.85% (pays monthly)	7.99	3/18/28	14,417	944	15,361
Total		$2,926				$7,742	$944	$8,686
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,926,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
23
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $476,317,148)	$475,436,398
Affiliated investments, at value (identified cost $17,631,191)	17,631,191
Cash	415,711
Deposits for derivatives collateral:
Futures contracts	475,812
OTC derivatives - forward foreign currency exchange contracts	880,000
Foreign currency, at value (identified cost $4,372,179)	4,440,991
Interest receivable	5,075,479
Dividends receivable from affiliated investments	47,386
Receivable for investments sold	3,141,483
Receivable for Fund shares sold	273,971
Receivable for open forward foreign currency exchange contracts	14,938
Receivable for open swap contracts	15,361
Tax reclaims receivable	37,348
Trustees' deferred compensation plan	61,883
Total assets	$507,947,952
Liabilities
Payable for investments purchased	$9,265,443
Payable for when-issued securities	2,378,157
Payable for Fund shares redeemed	285,771
Payable for variation margin on open futures contracts	38,212
Payable for open forward foreign currency exchange contracts	1,298,361
Payable for open swap contracts	6,675
Upfront receipts on open OTC swap contracts	944
Distributions payable	74,307
Payable to affiliates:
Investment adviser and administration fee	220,390
Distribution and service fees	8,320
Sub-transfer agency fee	3,124
Trustees' fees	2,765
Trustees' deferred compensation plan	61,883
Accrued expenses	180,388
Total liabilities	$13,824,740
Net Assets	$494,123,212
Sources of Net Assets
Paid-in capital	$744,637,034
Accumulated loss	(250,513,822)
Net Assets	$494,123,212
Class A Shares
Net Assets	$32,025,092
Shares Outstanding	3,307,687
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.68
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.01
Class C Shares
Net Assets	$2,095,831
Shares Outstanding	216,286
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.69
24
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class I Shares
Net Assets	$134,313,997
Shares Outstanding	13,836,641
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.71
Class R6 Shares
Net Assets	$325,688,292
Shares Outstanding	33,563,870
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.70
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
25
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $109)	$617
Dividend income from affiliated investments	210,188
Interest income (net of foreign taxes withheld of $3,811)	17,113,611
Other income	28,746
Total investment income	$17,353,162
Expenses
Investment adviser and administration fee	$1,354,658
Distribution and service fees:
Class A	41,028
Class C	10,664
Trustees’ fees and expenses	14,010
Custodian fee	134,879
Transfer and dividend disbursing agent fees	51,326
Legal and accounting services	71,340
Printing and postage	9,824
Registration fees	28,504
Miscellaneous	20,736
Total expenses	$1,736,969
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$8,167
Total expense reductions	$8,167
Net expenses	$1,728,802
Net investment income	$15,624,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,624,933)
Futures contracts	(384,721)
Swap contracts	(325,574)
Foreign currency transactions	(1,486)
Forward foreign currency exchange contracts	659,328
Net realized loss	$(2,677,386)
Change in unrealized appreciation (depreciation):
Investments	$(3,957,445)
Futures contracts	803,842
Swap contracts	(16,293)
Foreign currency	92,018
Forward foreign currency exchange contracts	(1,753,707)
Net change in unrealized appreciation (depreciation)	$(4,831,585)
Net realized and unrealized loss	$(7,508,971)
Net increase in net assets from operations	$8,115,389
26
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$15,624,360	$33,651,959
Net realized loss	(2,677,386)	(2,816,669)
Net change in unrealized appreciation (depreciation)	(4,831,585)	1,167,975
Net increase in net assets from operations	$8,115,389	$32,003,265
Distributions to shareholders:
Class A	$(1,091,706)	$(2,387,940)
Class C	(62,923)	(161,058)
Class I	(4,684,184)	(11,267,613)
Class R6	(11,175,622)	(20,965,802)
Total distributions to shareholders	$(17,014,435)	$(34,782,413)
Transactions in shares of beneficial interest:
Class A	$(1,674,118)	$(3,714,403)
Class C	(118,238)	(648,732)
Class I	(2,418,889)	(49,990,140)
Class R6	5,334,669	31,121,507
Net increase (decrease) in net assets from Fund share transactions	$1,123,424	$(23,231,768)
Net decrease in net assets	$(7,775,622)	$(26,010,916)
Net Assets
At beginning of period	$501,898,834	$527,909,750
At end of period	$494,123,212	$501,898,834
27
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.86	$9.90	$9.50	$9.40	$10.68	$10.21
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.64	$0.69	$0.64	$0.47	$0.39
Net realized and unrealized gain (loss)	(0.15)	(0.02)	0.44	0.11	(1.29)	0.49
Total income (loss) from operations	$0.14	$0.62	$1.13	$0.75	$(0.82)	$0.88
Less Distributions
From net investment income	$(0.32)	$(0.66)	$(0.73)	$(0.65)	$(0.46)	$(0.41)
Total distributions	$(0.32)	$(0.66)	$(0.73)	$(0.65)	$(0.46)	$(0.41)
Net asset value — End of period	$9.68	$9.86	$9.90	$9.50	$9.40	$10.68
Total Return(2)	1.46%(3)	6.47%	12.23%	8.13%	(7.80)%	8.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,025	$34,295	$38,182	$40,738	$44,921	$61,518
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.96%	0.96%	0.96%	0.97%	0.96%
Net expenses	0.96%(5)(6)	0.96%(6)	0.95%(6)	0.95%(6)	0.97%(6)	0.96%
Net investment income	6.09%(5)	6.47%	7.03%	6.63%	4.66%	3.70%
Portfolio Turnover	22%(3)	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
28
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.87	$9.91	$9.51	$9.41	$10.69	$10.22
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.56	$0.62	$0.56	$0.35	$0.31
Net realized and unrealized gain (loss)	(0.15)	(0.01)	0.44	0.12	(1.24)	0.49
Total income (loss) from operations	$0.11	$0.55	$1.06	$0.68	$(0.89)	$0.80
Less Distributions
From net investment income	$(0.29)	$(0.59)	$(0.66)	$(0.58)	$(0.39)	$(0.33)
Total distributions	$(0.29)	$(0.59)	$(0.66)	$(0.58)	$(0.39)	$(0.33)
Net asset value — End of period	$9.69	$9.87	$9.91	$9.51	$9.41	$10.69
Total Return(2)	1.09%(3)	5.68%	11.39%	7.32%	(8.48)%	7.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,096	$2,253	$2,913	$3,870	$8,267	$23,956
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.71%(5)	1.71%	1.71%	1.72%	1.72%	1.71%
Net expenses	1.71%(5)(6)	1.71%(6)	1.70%(6)	1.71%(6)	1.72%(6)	1.71%
Net investment income	5.34%(5)	5.73%	6.29%	5.82%	3.47%	2.95%
Portfolio Turnover	22%(3)	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
29
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.88	$9.93	$9.53	$9.43	$10.71	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.66	$0.72	$0.66	$0.46	$0.42
Net realized and unrealized gain (loss)	(0.15)	(0.02)	0.44	0.12	(1.25)	0.49
Total income (loss) from operations	$0.16	$0.64	$1.16	$0.78	$(0.79)	$0.91
Less Distributions
From net investment income	$(0.33)	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.44)
Total distributions	$(0.33)	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.44)
Net asset value — End of period	$9.71	$9.88	$9.93	$9.53	$9.43	$10.71
Total Return(2)	1.70%(3)	6.63%	12.49%	8.40%	(7.53)%	8.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,314	$139,191	$190,058	$180,663	$205,778	$345,990
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.71%	0.71%	0.71%	0.72%	0.71%
Net expenses	0.71%(5)(6)	0.71%(6)	0.70%(6)	0.70%(6)	0.72%(6)	0.71%
Net investment income	6.34%(5)	6.73%	7.27%	6.88%	4.56%	3.93%
Portfolio Turnover	22%(3)	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
30
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.88	$9.93	$9.52	$9.42	$10.71	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.67	$0.72	$0.67	$0.48	$0.42
Net realized and unrealized gain (loss)	(0.15)	(0.03)	0.45	0.11	(1.28)	0.51
Total income (loss) from operations	$0.16	$0.64	$1.17	$0.78	$(0.80)	$0.93
Less Distributions
From net investment income	$(0.34)	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.45)
Total distributions	$(0.34)	$(0.69)	$(0.76)	$(0.68)	$(0.49)	$(0.45)
Net asset value — End of period	$9.70	$9.88	$9.93	$9.52	$9.42	$10.71
Total Return(2)	1.61%(3)	6.67%	12.66%	8.44%	(7.58)%	9.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325,688	$326,160	$296,757	$247,781	$143,633	$42,319
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67%(5)	0.67%	0.67%	0.66%	0.66%	0.65%
Net expenses	0.67%(5)(6)	0.67%(6)	0.66%(6)	0.65%(6)	0.66%(6)	0.65%
Net investment income	6.38%(5)	6.76%	7.30%	6.97%	4.90%	3.90%
Portfolio Turnover	22%(3)	58%	43%	54%	80%	76%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
31
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Multi-Asset Credit Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
32

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the
33

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (CCP) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
N  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
34

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $243,512,780 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $3,905,431 are short-term and $239,607,349 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$494,743,589
Gross unrealized appreciation	$8,991,911
Gross unrealized depreciation	(11,415,013)
Net unrealized depreciation	$(2,423,102)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%
For the six months ended April 30, 2026, the investment adviser and administration fee amounted to $1,354,658 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser and administration fee paid was reduced by $8,167 relating to the Fund's investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $5,176 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $549 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
35

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$104,618,425	$113,774,424
U.S. Government and Agency Securities	1,694,557	2,428,253
	$106,312,982	$116,202,677
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $41,028 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $7,998 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $2,666 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	33,686	$ 329,634	249,293	$ 2,455,431
Issued to shareholders electing to receive payments of distributions in Fund shares	96,607	941,823	208,001	2,051,375
Redemptions	(301,793)	(2,945,575)	(833,394)	(8,221,209)
Net decrease	(171,500)	$(1,674,118)	(376,100)	$(3,714,403)
36

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	2,445	$ 23,816	55,890	$ 552,351
Issued to shareholders electing to receive payments of distributions in Fund shares	6,347	61,917	16,019	158,122
Redemptions	(20,847)	(203,971)	(137,429)	(1,359,205)
Net decrease	(12,055)	$ (118,238)	(65,520)	$ (648,732)
Class I
Sales	886,481	$ 8,703,479	2,582,342	$25,564,664
Issued to shareholders electing to receive payments of distributions in Fund shares	468,955	4,583,979	1,104,271	10,920,399
Redemptions	(1,602,878)	(15,706,347)	(8,743,176)	(86,475,203)
Net decrease	(247,442)	$(2,418,889)	(5,056,563)	$(49,990,140)
Class R6
Sales	419,900	$ 4,099,234	5,205,635	$51,462,103
Issued to shareholders electing to receive payments of distributions in Fund shares	1,119,293	10,932,868	2,071,027	20,469,261
Redemptions	(990,452)	(9,697,433)	(4,158,406)	(40,809,857)
Net increase	548,741	$ 5,334,669	3,118,256	$31,121,507
At April 30, 2026, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 15.2% of the value of the outstanding shares of the Fund.
8  Restricted Securities
At April 30, 2026, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	13,431	$ 94,823	$ 271,978
Total Common Stocks			$94,823	$271,978
Convertible Preferred Stocks
QXO, Inc., 4.75%	03/20/26	88	$880,000	$ 844,891
Total Convertible Preferred Stocks			$880,000	$844,891
Total Restricted Securities			$974,823	$1,116,869
37

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund entered into U.S. Treasury futures contracts to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $1,305,036. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,415,185 at April 30, 2026.
The OTC derivatives in which the Fund invests (except for written swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
38

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss(1)	$ —	$ —	$527,635	$527,635
Receivable for open forward foreign currency exchange contracts	—	14,938	—	14,938
Receivable for open swap contracts	14,417	—	—	14,417
Total Asset Derivatives	$14,417	$14,938	$527,635	$556,990
Derivatives not subject to master netting or similar agreements	$ —	$ —	$527,635	$527,635
Total Asset Derivatives subject to master netting or similar agreements	$14,417	$14,938	$ —	$29,355
Payable for open forward foreign currency exchange contracts	$ —	$(1,298,361)	$ —	$(1,298,361)
Payable for open swap contracts	(6,675)	—	—	(6,675)
Total Liability Derivatives subject to master netting or similar agreements	$(6,675)	$(1,298,361)	$ —	$(1,305,036)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$413	$(413)	$ —	$ —	$ —
Goldman Sachs International	18,060	(13,854)	—	—	4,206
State Street Bank and Trust Company	10,882	(7,077)	—	—	3,805
	$29,355	$(21,344)	$—	$—	$8,011

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(1,169,988)	$413	$ —	$880,000	$(289,575)
Citibank, N.A.	(102,099)	—	—	—	(102,099)
Deutsche Bank AG	(5,343)	—	—	—	(5,343)
Goldman Sachs Bank USA	(6,675)	—	6,675	—	—
Goldman Sachs International	(13,854)	13,854	—	—	—
39

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(7,077)	$7,077	$ —	$ —	$ —
	$(1,305,036)	$21,344	$6,675	$880,000	$(397,017)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$(384,721)	$(384,721)
Swap contracts	(325,574)	—	—	(325,574)
Forward foreign currency exchange contracts	—	659,328	—	659,328
Total	$(325,574)	$659,328	$(384,721)	$(50,967)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$803,842	$803,842
Swap contracts	(16,293)	—	—	(16,293)
Forward foreign currency exchange contracts	—	(1,753,707)	—	(1,753,707)
Total	$(16,293)	$(1,753,707)	$803,842	$(966,158)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$21,015,000	$82,044,000	$4,529,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to its line of credit during the six months ended April 30, 2026.
40

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $17,631,191, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,545,504	$92,127,529	$(87,041,842)	$ —	$ —	$17,631,191	$210,188	17,631,191
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 57,744,349	$ —	$ 57,744,349
Collateralized Mortgage Obligations	—	38,562,742	—	38,562,742
Commercial Mortgage-Backed Securities	—	17,491,754	—	17,491,754
Common Stocks	182,398	504,338	1,342,601	2,029,337
Convertible Bonds	—	2,072,086	—	2,072,086
Convertible Preferred Stocks	—	—	844,891	844,891
Corporate Bonds	—	211,654,274	—	211,654,274
Preferred Stocks	—	71,828	72,074	143,902
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	140,511,080	1,644,456	142,155,536
U.S. Government Agency Mortgage-Backed Securities	—	1,671,156	—	1,671,156
Miscellaneous	—	—	0	—
Short-Term Investments:
Affiliated Fund	17,631,191	—	—	17,631,191
U.S. Treasury Obligations	—	1,066,371	—	1,066,371
Total Investments	$17,813,589	$471,349,978	$3,904,022	$493,067,589
Forward Foreign Currency Exchange Contracts	$ —	$ 14,938	$ —	$ 14,938
Futures Contracts	527,635	—	—	527,635
Swap Contracts	—	14,417	—	14,417
Total	$18,341,224	$471,379,333	$3,904,022	$493,624,579
41

Eaton Vance
Multi-Asset Credit Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (1,298,361)	$ —	$ (1,298,361)
Swap Contracts	—	(6,675)	—	(6,675)
Total	$ —	$ (1,305,036)	$ —	$ (1,305,036)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
13  Risks and Uncertainties
Credit Risk
Investments in debt obligations rated below investment grade and comparable unrated securities, including loans, have greater credit risk than investment grade securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs.
42

EAAMX-NCSR    4.30.26

Eaton Vance
Short Duration High Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Short Duration High Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 0.1%
Security	Shares	Value
Healthcare — 0.0%†
Keenova Therapeutics PLC(1)	32	$ 2,873
Par Health, Inc.(1)	32	129
		$ 3,002
Paper — 0.1%
Enviva LLC(1)(2)	6,489	$ 131,402
		$ 131,402
Total Common Stocks (identified cost $39,500)		$ 134,404

Convertible Bonds — 1.2%
Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate — 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		425	$ 418,725
			$ 418,725
Super Retail — 0.5%
Delivery Hero SE, 1.50%, 1/15/28(3)	EUR	400	$ 443,007
			$ 443,007
Technology — 0.3%
Zscaler, Inc., 0.00%, 7/15/28(4)		260	$ 236,470
			$ 236,470
Total Convertible Bonds (identified cost $1,050,301)			$ 1,098,202

Corporate Bonds — 84.9%
Security	Principal Amount (000's omitted)	Value
Aerospace — 2.2%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(4)	$510	$ 525,750
Axon Enterprise, Inc., 6.125%, 3/15/30(4)	150	153,752
BWX Technologies, Inc., 4.125%, 4/15/29(4)	200	194,988
Science Applications International Corp., 4.875%, 4/1/28(4)	500	496,948
TransDigm, Inc.:
4.625%, 1/15/29	500	493,777
Security	Principal Amount (000's omitted)	Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.375%, 3/1/29(4)	$100	$ 102,121
		$ 1,967,336
Air Transportation — 0.9%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(4)	$300	$ 300,302
9.50%, 6/1/28(4)	516	522,071
		$ 822,373
Automotive & Auto Parts — 1.4%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	$824	$ 832,793
Champions Financing, Inc., 8.75%, 2/15/29(4)	98	95,428
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(4)	200	192,310
Realtruck Group, Inc., 6.25%, 7/31/31(4)	304	114,075
		$ 1,234,606
Broadcasting — 1.4%
Sirius XM Radio LLC, 4.00%, 7/15/28(4)	$650	$ 631,577
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(4)	420	397,425
Univision Communications, Inc., 4.50%, 5/1/29(4)	255	243,473
		$ 1,272,475
Building Materials — 2.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(4)	$400	$ 391,729
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	410	381,504
James Hardie International Finance DAC, 5.00%, 1/15/28(4)	600	598,582
Park River Holdings, Inc., 8.75%, 12/31/30(4)	78	73,835
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	412	411,954
Standard Industries, Inc., 4.375%, 7/15/30(4)	750	716,512
		$ 2,574,116
Cable & Satellite TV — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(4)	$1,000	$ 988,798
5.125%, 5/1/27(4)	205	204,873
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)	597	597,816
DISH Network Corp., 11.75%, 11/15/27(4)	1,000	1,032,995
Versant Media Group, Inc., 7.25%, 1/30/31(4)	590	612,865
		$ 3,437,347

1
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Capital Goods — 3.6%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(5)	$510	$ 518,030
Calderys Financing LLC, 11.25%, 6/1/28(4)	400	412,120
EnerSys, 4.375%, 12/15/27(4)	600	592,684
ESAB Corp., 6.25%, 4/15/29(4)	369	374,335
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	200	215,938
Patrick Industries, Inc., 4.75%, 5/1/29(4)	300	295,981
VoltaGrid LLC, 7.375%, 11/1/30(4)	848	880,552
		$ 3,289,640
Chemicals — 2.4%
Axalta Coating Systems LLC, 3.375%, 2/15/29(4)	$500	$ 476,425
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27(4)	400	398,443
Celanese U.S. Holdings LLC, 6.85%, 11/15/28	156	163,270
Compass Minerals International, Inc., 8.00%, 7/1/30(4)	363	379,158
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(4)	500	486,700
7.25%, 6/15/31(4)	250	251,676
		$ 2,155,672
Consumer Products — 0.9%
Spectrum Brands, Inc., 3.875%, 3/15/31(4)	$940	$ 827,034
		$ 827,034
Containers — 1.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(4)	$478	$ 447,709
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(4)	464	421,271
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)	171	149,987
		$ 1,018,967
Diversified Financial Services — 4.7%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(4)	$470	$ 455,378
Azorra Finance Ltd., 7.25%, 1/15/31(4)	174	178,358
Block, Inc., 5.625%, 8/15/30(4)	180	180,283
Burford Capital Global Finance LLC, 6.25%, 4/15/28(4)	200	195,095
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	500	526,483
Hightower Holding LLC, 6.75%, 4/15/29(4)	1,033	1,032,061
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)	351	358,511
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(4)	542	538,655
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(4)	$235	$ 246,971
United Wholesale Mortgage LLC, 5.50%, 4/15/29(4)	275	262,586
UWM Holdings LLC:
6.25%, 3/15/31(4)	242	224,589
6.625%, 2/1/30(4)	81	77,801
		$ 4,276,771
Diversified Media — 1.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	$200	$ 195,871
6.125%, 12/1/28(4)	200	194,612
Cars.com, Inc., 6.375%, 11/1/28(4)	185	181,989
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(4)	378	393,813
Stagwell Global LLC, 5.625%, 8/15/29(4)	388	369,333
		$ 1,335,618
Energy — 7.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	$425	$ 444,175
Buckeye Partners LP, 4.125%, 12/1/27	350	344,270
DBR Land Holdings LLC, 6.25%, 12/1/30(4)	165	169,010
Global Partners LP/GLP Finance Corp., 6.875%, 1/15/29	400	403,895
Hess Midstream Operations LP, 5.875%, 3/1/28(4)	781	789,101
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(4)	237	245,784
Sunoco LP:
4.625%, 5/1/30(4)	479	466,083
7.00%, 5/1/29(4)	500	516,591
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(4)	1,000	958,479
Venture Global LNG, Inc., 9.50%, 2/1/29(4)	1,590	1,735,965
WBI Operating LLC, 6.25%, 10/15/30(4)	645	654,324
		$ 6,727,677
Entertainment & Film — 0.9%
Cinemark USA, Inc., 5.25%, 7/15/28(4)	$444	$ 442,574
Live Nation Entertainment, Inc., 3.75%, 1/15/28(4)	400	392,550
		$ 835,124
Environmental — 0.8%
GFL Environmental, Inc., 4.00%, 8/1/28(4)	$761	$ 744,240
		$ 744,240

2
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food & Drug Retail — 0.4%
Murphy Oil USA, Inc., 5.625%, 5/1/27	$400	$ 400,923
		$ 400,923
Food, Beverage & Tobacco — 0.8%
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	$300	$ 299,970
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	224	224,428
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	235,145
		$ 759,543
Gaming — 3.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	$200	$ 206,039
Brightstar Lottery PLC, 5.25%, 1/15/29(4)	200	199,235
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	175	169,012
7.00%, 2/15/30(4)	240	243,798
Churchill Downs, Inc., 5.50%, 4/1/27(4)	700	699,739
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(4)	325	317,046
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	400	416,576
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 8/1/30(4)	380	375,720
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(4)	43	43,763
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	500	501,574
		$ 3,172,502
Healthcare — 6.9%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(4)	$400	$ 391,670
athenahealth Group, Inc., 6.50%, 2/15/30(4)	410	391,096
Avantor Funding, Inc., 4.625%, 7/15/28(4)	1,000	986,216
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	187	182,192
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	357	367,467
IQVIA, Inc., 5.00%, 10/15/26(4)	500	500,211
LifePoint Health, Inc., 5.375%, 1/15/29(4)	250	241,270
Medline Borrower LP, 5.25%, 10/1/29(4)	419	417,220
Molina Healthcare, Inc., 3.875%, 11/15/30(4)	500	463,646
National Mentor Holdings, Inc., 10.50%, 12/15/30(4)	330	345,416
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	250	237,256
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	390	391,619
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	336	353,388
Tenet Healthcare Corp., 4.625%, 6/15/28	345	342,549
Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	$393	$ 390,366
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	324	306,597
		$ 6,308,179
Homebuilders & Real Estate — 7.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(4)	$400	$ 381,128
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(4)	350	337,405
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	454	454,296
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(4)	500	489,036
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(4)	74	73,851
Iron Mountain, Inc., 5.25%, 3/15/28(4)	454	453,798
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(4)	400	403,704
LGI Homes, Inc., 4.00%, 7/15/29(4)	500	454,018
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(4)	750	749,357
Risewell Homes, Inc.:
8.50%, 11/1/30(4)	197	201,526
9.25%, 10/1/29(4)	283	293,995
RLJ Lodging Trust LP, 3.75%, 7/1/26(4)	675	673,798
SBA Communications Corp., 3.875%, 2/15/27	1,000	994,370
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)	500	504,915
		$ 6,465,197
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(4)	$900	$ 886,674
6.75%, 10/15/27(4)	19	18,998
AmWINS Group, Inc., 4.875%, 6/30/29(4)	400	387,116
		$ 1,292,788
Leisure — 1.1%
Motion Bondco DAC, 6.625%, 11/15/27(4)	$400	$ 384,227
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	622	620,591
		$ 1,004,818
Metals & Mining — 0.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	$291	$ 315,170

3
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Metals & Mining (continued)
Constellium SE, 3.75%, 4/15/29(4)	$270	$ 260,566
		$ 575,736
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	$504	$ 500,529
		$ 500,529
Restaurant — 0.7%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(4)	$654	$ 642,191
		$ 642,191
Services — 6.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)	$315	$ 312,824
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(4)	200	197,168
4.625%, 6/1/28(4)	1,000	986,407
APi Group DE, Inc., 4.75%, 10/15/29(4)	500	492,294
Herc Holdings, Inc., 7.00%, 6/15/30(4)	250	260,245
Ingram Micro, Inc., 4.75%, 5/15/29(4)	450	442,553
Korn Ferry, 4.625%, 12/15/27(4)	664	660,247
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	540	546,582
RB Global Holdings, Inc., 6.75%, 3/15/28(4)	250	253,702
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	469	414,378
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(4)	190	199,957
TKC Holdings, Inc.:
8.50%, 8/15/30(4)	285	291,912
12.00%, 2/15/31(4)	60	62,570
WESCO Distribution, Inc.:
5.25%, 4/15/31(4)	60	60,113
6.375%, 3/15/29(4)	131	133,743
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)	419	423,981
		$ 5,738,676
Steel — 0.7%
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(4)	$350	$ 350,549
TMS International Corp., 6.25%, 4/15/29(4)	258	253,156
		$ 603,705
Super Retail — 5.0%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	$360	$ 356,651
Security	Principal Amount (000's omitted)	Value
Super Retail (continued)
Bath & Body Works, Inc., 5.25%, 2/1/28	$200	$ 200,588
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	500	526,081
Gee Automotive Holdings LLC, 7.25%, 3/1/31(4)	665	676,724
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	200	190,872
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	400	389,646
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	450	445,193
LCM Investments Holdings II LLC, 4.875%, 5/1/29(4)	425	416,349
Lithia Motors, Inc., 3.875%, 6/1/29(4)	600	575,340
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	125	124,697
Men's Wearhouse LLC, 9.00%, 2/1/31(4)	370	391,786
Sonic Automotive, Inc., 4.625%, 11/15/29(4)	300	293,641
		$ 4,587,568
Technology — 4.0%
Black Pearl Compute LLC, 6.125%, 2/15/31(4)	$260	$ 264,118
Cipher Compute LLC, 7.125%, 11/15/30(4)	455	472,181
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	545	531,081
9.00%, 9/30/29(4)	750	737,036
Dye & Durham Ltd., 8.625%, 4/15/29(4)	321	280,217
Entegris, Inc., 4.375%, 4/15/28(4)	350	345,955
Gen Digital, Inc., 6.75%, 9/30/27(4)	500	502,412
WULF Compute LLC, 7.75%, 10/15/30(4)	478	502,670
		$ 3,635,670
Telecommunications — 2.5%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(4)	$365	$ 361,604
APLD ComputeCo LLC, 9.25%, 12/15/30(4)	140	150,557
EchoStar Corp., 10.75%, 11/30/29	461	500,582
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(4)	500	491,628
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	460	407,486
Zegona Finance PLC, 8.625%, 7/15/29(4)	319	334,667
		$ 2,246,524
Transport Excluding Air & Rail — 1.1%
Carriage Purchaser, Inc., 7.875%, 10/15/29(4)	$480	$ 466,752
Seaspan Corp., 5.50%, 8/1/29(4)	605	578,784
		$ 1,045,536
Utility — 6.5%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(4)	$906	$ 885,487

4
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utility (continued)
Clearway Energy Operating LLC, 4.75%, 3/15/28(4)	$500	$ 497,064
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	635	607,879
NRG Energy, Inc.:
5.75%, 1/15/28	800	801,271
10.25% to 3/15/28(4)(6)(7)	737	800,965
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	650	638,950
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)	1,000	990,731
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(4)	250	248,291
7.25%, 1/15/29(4)	300	312,129
8.375%, 1/15/31(4)	120	128,283
		$ 5,911,050
Total Corporate Bonds (identified cost $77,380,895)		$77,410,131

Senior Floating-Rate Loans — 9.9%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.3%
Clarios Global LP, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$161	$ 161,951
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	89	84,715
		$ 246,666
Building Materials — 0.4%
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	$349	$ 349,242
		$ 349,242
Cable & Satellite TV — 0.2%
E.W. Scripps Co.:
Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$114	$ 112,753
Term Loan, 9.526%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	55	55,147
		$ 167,900
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Goods — 0.8%
EMRLD Borrower LP, Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$712	$ 713,408
		$ 713,408
Chemicals — 0.2%
INEOS U.S. Finance LLC, Term Loan, 2/18/30(9)	$200	$ 186,750
		$ 186,750
Energy — 0.1%
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	$148	$ 149,035
		$ 149,035
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	$205	$ 204,658
Spectacle Gary Holdings LLC, Term Loan, 8.10%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	229	222,620
		$ 427,278
Healthcare — 2.2%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$887	$ 885,169
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	333	335,670
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	466	455,163
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	196	194,371
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	122	121,730
		$ 1,992,103
Insurance — 0.5%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$463	$ 459,684
		$ 459,684
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.152%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	$346	$ 348,219
		$ 348,219

5
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	$391	$ 392,252
		$ 392,252
Services — 0.8%
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$618	$ 519,665
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	209	183,060
		$ 702,725
Super Retail — 2.1%
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	$297	$ 297,911
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	848	850,524
Men's Wearhouse, Inc., Term Loan, 9.421%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	193	194,991
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	549	551,630
		$ 1,895,056
Technology — 1.0%
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	$997	$ 970,180
		$ 970,180
Total Senior Floating-Rate Loans (identified cost $9,074,680)		$ 9,000,498

Miscellaneous — 0.0%
Security	Principal Amount	Value
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(10)	$273,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(11)	2,875,984	$ 2,875,984
Total Short-Term Investments (identified cost $2,875,984)		$ 2,875,984
Total Investments — 99.3% (identified cost $90,421,360)		$90,519,219
Other Assets, Less Liabilities — 0.7%		$ 646,412
Net Assets — 100.0%		$91,165,631
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security (see Note 7).
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $443,007 or 0.5% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $72,016,833 or 79.0% of the Fund's net assets.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

6
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(9)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of April 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	434,145	EUR	375,030	Goldman Sachs International	6/17/26	$ —	$(6,881)
						$—	$(6,881)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
7
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $87,545,376)	$87,643,235
Affiliated investments, at value (identified cost $2,875,984)	2,875,984
Cash	14,834
Foreign currency, at value (identified cost $5,086)	5,185
Interest receivable	1,294,996
Dividends receivable from affiliated investments	8,296
Receivable for investments sold	33,091
Receivable for Fund shares sold	52,173
Tax reclaims receivable	2,401
Receivable from affiliates	33,655
Trustees' deferred compensation plan	20,938
Total assets	$91,984,788
Liabilities
Payable for investments purchased	$500,572
Payable for Fund shares redeemed	180,951
Payable for open forward foreign currency exchange contracts	6,881
Distributions payable	3,354
Payable to affiliates:
Investment adviser and administration fee	41,337
Distribution and service fees	1,490
Sub-transfer agency fee	829
Trustees' fees	506
Trustees' deferred compensation plan	20,938
Accrued expenses	62,299
Total liabilities	$819,157
Net Assets	$91,165,631
Sources of Net Assets
Paid-in capital	$95,716,217
Accumulated loss	(4,550,586)
Net Assets	$91,165,631
Class A Shares
Net Assets	$7,234,485
Shares Outstanding	810,862
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.92
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.22
Class I Shares
Net Assets	$83,931,146
Shares Outstanding	9,397,987
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.93
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$49,972
Interest income	2,829,668
Other income	12,737
Total investment income	$2,892,377
Expenses
Investment adviser and administration fee	$245,688
Distribution and service fees:
Class A	9,860
Trustees’ fees and expenses	2,809
Custodian fee	23,137
Transfer and dividend disbursing agent fees	24,831
Legal and accounting services	46,383
Printing and postage	6,607
Registration fees	31,766
Miscellaneous	4,182
Total expenses	$395,263
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$96,946
Total expense reductions	$96,946
Net expenses	$298,317
Net investment income	$2,594,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$265,276
Foreign currency transactions	83
Forward foreign currency exchange contracts	6,286
Net realized gain	$271,645
Change in unrealized appreciation (depreciation):
Investments	$(855,220)
Foreign currency	166
Forward foreign currency exchange contracts	(10,094)
Net change in unrealized appreciation (depreciation)	$(865,148)
Net realized and unrealized loss	$(593,503)
Net increase in net assets from operations	$2,000,557
9
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,594,060	$5,133,190
Net realized gain (loss)	271,645	(40,697)
Net change in unrealized appreciation (depreciation)	(865,148)	205,123
Net increase in net assets from operations	$2,000,557	$5,297,616
Distributions to shareholders:
Class A	$(222,474)	$(501,603)
Class I	(2,403,532)	(4,705,207)
Total distributions to shareholders	$(2,626,006)	$(5,206,810)
Transactions in shares of beneficial interest:
Class A	$(1,119,513)	$474,531
Class I	10,323,723	(3,629,010)
Net increase (decrease) in net assets from Fund share transactions	$9,204,210	$(3,154,479)
Net increase (decrease) in net assets	$8,578,761	$(3,063,673)
Net Assets
At beginning of period	$82,586,870	$85,650,543
At end of period	$91,165,631	$82,586,870
10
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.98	$8.96	$8.72	$8.75	$9.50	$9.12
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.53	$0.56	$0.51	$0.35	$0.36
Net realized and unrealized gain (loss)	(0.06)	0.03	0.25	(0.00)(2)	(0.73)	0.40
Total income (loss) from operations	$0.19	$0.56	$0.81	$0.51	$(0.38)	$0.76
Less Distributions
From net investment income	$(0.25)	$(0.54)	$(0.57)	$(0.54)	$(0.37)	$(0.38)
Total distributions	$(0.25)	$(0.54)	$(0.57)	$(0.54)	$(0.37)	$(0.38)
Net asset value — End of period	$8.92	$8.98	$8.96	$8.72	$8.75	$9.50
Total Return(3)	2.15%(4)	6.41%	9.53%	5.96%	(4.00)%	8.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,234	$8,402	$7,913	$11,664	$6,683	$7,059
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.11%(6)	1.11%	1.12%	1.14%	1.13%	1.20%
Net expenses	0.90%(6)(7)	0.90%(7)	0.90%(7)	0.90%(7)	0.90%(7)	0.90%
Net investment income	5.58%(6)	5.92%	6.32%	5.84%	3.89%	3.76%
Portfolio Turnover	38%(4)	74%	77%	70%	96%	75%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
11
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.99	$8.97	$8.73	$8.76	$9.51	$9.13
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.55	$0.59	$0.53	$0.38	$0.38
Net realized and unrealized gain (loss)	(0.06)	0.03	0.24	0.00(2)(3)	(0.73)	0.40
Total income (loss) from operations	$0.20	$0.58	$0.83	$0.53	$(0.35)	$0.78
Less Distributions
From net investment income	$(0.26)	$(0.56)	$(0.59)	$(0.56)	$(0.40)	$(0.40)
Total distributions	$(0.26)	$(0.56)	$(0.59)	$(0.56)	$(0.40)	$(0.40)
Net asset value — End of period	$8.93	$8.99	$8.97	$8.73	$8.76	$9.51
Total Return(4)	2.28%(5)	6.67%	9.80%	6.23%	(3.75)%	8.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,931	$74,185	$77,737	$65,936	$69,325	$61,879
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.86%(7)	0.86%	0.87%	0.89%	0.88%	0.95%
Net expenses	0.65%(7)(8)	0.65%(8)	0.65%(8)	0.65%(8)	0.65%(8)	0.65%
Net investment income	5.82%(7)	6.17%	6.57%	6.04%	4.18%	3.95%
Portfolio Turnover	38%(5)	74%	77%	70%	96%	75%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
12
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
13

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
14

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $4,783,479 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $2,253,614 are short-term and $2,529,865 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$90,525,737
Gross unrealized appreciation	$813,842
Gross unrealized depreciation	(827,241)
Net unrealized depreciation	$(13,399)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended April 30, 2026, the Fund's investment adviser and administration fee amounted to $245,688 or 0.55% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser and administration fee paid was reduced by $1,953 relating to the Fund's investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $94,993 of the Fund’s operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $1,401 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,620 as its portion of the sales charge on sales of Class A shares and less than $100 of CDSCs paid by Class A shareholders for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A shares (see Note 4).
15

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $9,860 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $43,157,094 and $32,949,811, respectively, for the six months ended April 30, 2026.
6  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	35,825	$ 320,847	309,475	$ 2,770,599
Issued to shareholders electing to receive payments of distributions in Fund shares	24,594	220,157	55,561	497,494
Redemptions	(185,413)	(1,660,517)	(312,023)	(2,793,562)
Net increase (decrease)	(124,994)	$(1,119,513)	53,013	$ 474,531
Class I
Sales	2,745,492	$24,668,487	2,640,884	$23,670,794
Issued to shareholders electing to receive payments of distributions in Fund shares	266,236	2,384,814	519,573	4,656,087
Redemptions	(1,868,501)	(16,729,578)	(3,569,003)	(31,955,891)
Net increase (decrease)	1,143,227	$10,323,723	(408,546)	$(3,629,010)
16

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities
At April 30, 2026, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	6,489	$36,648	$131,402
Total Restricted Securities			$36,648	$131,402
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $6,881. At April 30, 2026, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
17

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Forward foreign currency exchange contracts	$ —	$(6,881)
Total Derivatives subject to master netting or similar agreements	$ —	$(6,881)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund's derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of April 30, 2026.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Goldman Sachs International	$(6,881)	$ —	$ —	$ —	$(6,881)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$6,286	$(10,094)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $516,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
18

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,875,984, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,890,537	$36,635,704	$(37,650,257)	$ —	$ —	$2,875,984	$49,972	2,875,984
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 2,873	$ 131,531	$ —	$ 134,404
Convertible Bonds	—	1,098,202	—	1,098,202
Corporate Bonds	—	77,410,131	—	77,410,131
Senior Floating-Rate Loans	—	9,000,498	—	9,000,498
Miscellaneous	—	—	0	0
Short-Term Investments	2,875,984	—	—	2,875,984
Total Investments	$2,878,857	$87,640,362	$0	$90,519,219
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,881)	$ —	$ (6,881)
Total	$ —	$ (6,881)	$ —	$ (6,881)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
19

Eaton Vance
Short Duration High Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
20

ESHAX-NCSR    4.30.26

Eaton Vance
Emerging and Frontier Countries Equity Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Emerging and Frontier Countries Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost $2,700,326,246)	$3,722,008,474
Receivable for Fund shares sold	4,141,679
Receivable from affiliates	14,311
Prepaid expenses	82,451
Total assets	$3,726,246,915
Liabilities
Payable for Fund shares redeemed	$1,701,558
Payable to affiliates:
Distribution and service fees	19,414
Sub-transfer agency fee	4,639
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	335,207
Accrued expenses	58,650
Total liabilities	$2,119,511
Net Assets	$3,724,127,404
Sources of Net Assets
Paid-in capital	$2,705,227,004
Distributable earnings	1,018,900,400
Net Assets	$3,724,127,404
Class A Shares
Net Assets	$98,382,021
Shares Outstanding	4,733,339
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.78
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$21.93
Class I Shares
Net Assets	$3,625,745,383
Shares Outstanding	172,679,341
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.00
On sales of $50,000 or more, the offering price of Class A shares is reduced.
1
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $4,862,375)	$37,691,584
Interest income allocated from Portfolio (net of foreign taxes withheld of $2,290)	2,136,636
Other income allocated from Portfolio	7,178
Securities lending income allocated from Portfolio, net	154,751
Expenses allocated from Portfolio	(16,067,319)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	93,230
Total investment income from Portfolio	$24,016,060
Expenses
Distribution and service fees:
Class A	$95,172
Trustees’ fees and expenses	250
Custodian fee	33,323
Transfer and dividend disbursing agent fees	1,465,503
Legal and accounting services	84,034
Printing and postage	59,217
Registration fees	116,663
Miscellaneous	9,587
Total expenses	$1,863,749
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$14,311
Total expense reductions	$14,311
Net expenses	$1,849,438
Net investment income	$22,166,622
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,019,529)	$46,542,469
Futures contracts	(5,412,461)
Futures style options	(16,429,270)
Swap contracts	23,229,092
Foreign currency transactions	(3,568,028)
Forward foreign currency exchange contracts	(10,208,277)
Net realized gain	$34,153,525
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $3,560,051)	$490,649,017
Futures contracts	4,069,042
Swap contracts	(1,778,121)
Foreign currency	(146,786)
Forward foreign currency exchange contracts	(15,351,120)
Net change in unrealized appreciation (depreciation)	$477,442,032
Net realized and unrealized gain	$511,595,557
Net increase in net assets from operations	$533,762,179
2
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$22,166,622	$38,016,497
Net realized gain	34,153,525	31,978,244
Net change in unrealized appreciation (depreciation)	477,442,032	429,491,639
Net increase in net assets from operations	$533,762,179	$499,486,380
Distributions to shareholders:
Class A	$(2,273,235)	$(420,061)
Class I	(99,755,971)	(23,149,604)
Total distributions to shareholders	$(102,029,206)	$(23,569,665)
Transactions in shares of beneficial interest:
Class A	$28,636,630	$33,416,648
Class I	649,699,115	957,258,199
Net increase in net assets from Fund share transactions	$678,335,745	$990,674,847
Net increase in net assets	$1,110,068,718	$1,466,591,562
Net Assets
At beginning of period	$2,614,058,686	$1,147,467,124
At end of period	$3,724,127,404	$2,614,058,686
3
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.14	$14.04	$11.53	$10.51	$12.99	$9.61
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.30	$0.35	$0.26	$0.22	$0.07
Net realized and unrealized gain (loss)	3.17	4.07	2.39	1.35	(2.39)	3.31
Total income (loss) from operations	$3.29	$4.37	$2.74	$1.61	$(2.17)	$3.38
Less Distributions
From net investment income	$(0.45)	$(0.27)	$(0.23)	$(0.59)	$(0.09)	$—
From net realized gain	(0.20)	—	—	—	(0.22)	—
Total distributions	$(0.65)	$(0.27)	$(0.23)	$(0.59)	$(0.31)	$—
Net asset value — End of period	$20.78	$18.14	$14.04	$11.53	$10.51	$12.99
Total Return(2)	18.63%(3)	31.72%	23.89%	15.84%	(17.13)%	35.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,382	$59,437	$16,546	$6,276	$2,340	$1,387
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.41%(6)	1.48%	1.51%	1.55%	1.65%	1.64%
Net expenses	1.40%(6)(7)	1.40%(7)	1.40%(7)	1.40%(7)	1.56%(7)	1.64%
Net investment income	1.25%(6)	1.89%	2.55%	2.22%	1.90%	0.60%
Portfolio Turnover of the Portfolio	20%(3)	54%	65%	69%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026, less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.33	$14.16	$11.62	$10.58	$13.08	$9.66
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.36	$0.39	$0.27	$0.25	$0.11
Net realized and unrealized gain (loss)	3.21	4.10	2.40	1.37	(2.40)	3.32
Total income (loss) from operations	$3.35	$4.46	$2.79	$1.64	$(2.15)	$3.43
Less Distributions
From net investment income	$(0.48)	$(0.29)	$(0.25)	$(0.60)	$(0.13)	$(0.01)
From net realized gain	(0.20)	—	—	—	(0.22)	—
Total distributions	$(0.68)	$(0.29)	$(0.25)	$(0.60)	$(0.35)	$(0.01)
Net asset value — End of period	$21.00	$18.33	$14.16	$11.62	$10.58	$13.08
Total Return(2)	18.85%(3)	32.00%	24.24%	16.11%	(16.91)%	35.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,625,745	$2,554,621	$1,130,921	$373,563	$181,423	$189,060
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.16%(6)	1.23%	1.26%	1.30%	1.40%	1.39%
Net expenses	1.15%(6)(7)	1.15%(7)	1.15%(7)	1.15%(7)	1.31%(7)	1.39%
Net investment income	1.44%(6)	2.22%	2.79%	2.30%	2.12%	0.89%
Portfolio Turnover of the Portfolio	20%(3)	54%	65%	69%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026, less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
6

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement,
EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $14,311 of operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $8,274 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,893 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
7

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $95,172 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $683,350,958 and $108,821,905, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	2,189,499	$ 42,761,938	2,571,982	$ 40,825,539
Issued to shareholders electing to receive payments of distributions in Fund shares	122,729	2,226,293	27,966	395,717
Redemptions	(855,155)	(16,351,601)	(502,493)	(7,804,608)
Net increase	1,457,073	$ 28,636,630	2,097,455	$ 33,416,648
Class I
Sales	54,107,869	$1,057,905,766	88,840,990	$1,415,964,878
Issued to shareholders electing to receive payments of distributions in Fund shares	5,441,013	99,624,952	1,623,284	23,148,031
Redemptions	(26,255,884)	(507,831,603)	(30,932,358)	(481,854,710)
Net increase	33,292,998	$ 649,699,115	59,531,916	$ 957,258,199
8

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 91.5%
Security	Shares	Value
Argentina — 4.5%
Banco BBVA Argentina SA ADR	454,813	$ 6,485,633
Banco Macro SA ADR(1)	232,909	16,769,448
Bolsas y Mercados Argentinos SA	14,000,000	2,860,253
Central Puerto SA ADR(1)	446,921	6,306,055
Corp. America Airports SA(1)	94,779	2,364,736
Cresud SA ADR(1)	78,095	878,569
Empresa Distribuidora Y Comercializadora Norte ADR(1)	46,228	1,158,011
Grupo Financiero Galicia SA ADR(1)	589,380	24,364,969
Grupo Supervielle SA ADR(1)	377,546	3,107,204
IRSA Inversiones y Representaciones SA ADR(1)	60,072	839,206
Loma Negra Cia Industrial Argentina SA ADR(1)	120,549	1,330,861
Pampa Energia SA ADR(1)	187,264	15,518,568
Telecom Argentina SA ADR	400,979	4,787,689
Transportadora de Gas del Sur SA, Class B ADR(1)	327,180	9,982,262
Vista Energy SAB de CV ADR(1)	370,425	27,529,986
YPF SA ADR(1)	938,713	42,392,279
		$ 166,675,729
Australia — 0.6%
Anglogold Ashanti PLC	250,900	$ 23,315,922
		$ 23,315,922
Austria — 0.1%
Raiffeisen Bank International AG	96,000	$ 5,236,379
		$ 5,236,379
Belgium — 0.4%
Cenergy Holdings SA(2)	501,707	$ 14,121,470
		$ 14,121,470
Brazil — 4.4%
Adecoagro SA	64,396	$ 907,340
Ambev SA	1,365,200	4,000,374
Arcos Dorados Holdings, Inc., Class A	289,298	2,580,538
Axia Energia SA	365,300	4,577,500
Axia Energia SA, Class B, PFC Shares	85,700	1,188,114
Axia Energia SA, Class C, PFC Shares(1)	126,128	1,526,995
B3 SA - Brasil Bolsa Balcao	1,544,300	5,622,951
Banco Bradesco SA	492,500	1,662,951
Banco Bradesco SA, PFC Shares	1,532,100	5,977,659
Banco BTG Pactual SA	349,300	4,185,844
Banco do Brasil SA	540,800	2,425,617
Security	Shares	Value
Brazil (continued)
BB Seguridade Participacoes SA	235,600	$ 1,611,965
Caixa Seguridade Participacoes SA	241,200	881,156
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	732,976	4,906,936
Cia Energetica de Minas Gerais, PFC Shares	541,000	1,370,035
Cia Paranaense de Energia - Copel	392,800	1,261,263
CPFL Energia SA	56,300	556,315
Embraer SA	210,300	3,271,843
Energisa SA	74,690	796,705
Eneva SA(1)	320,600	1,753,271
Engie Brasil Energia SA	69,720	497,155
Equatorial SA	364,700	3,116,867
Gerdau SA, PFC Shares	399,200	1,822,754
Itau Unibanco Holding SA, PFC Shares	1,613,573	14,073,714
Itausa SA, PFC Shares	1,732,038	4,868,930
Klabin SA	272,674	962,547
Localiza Rent a Car SA	275,200	2,551,483
Localiza Rent a Car SA, PFC Shares	8,622	76,856
Motiva Infraestrutura de Mobilidade SA	309,000	998,425
NU Holdings Ltd., Class A(1)	983,700	14,243,976
Petroleo Brasileiro SA - Petrobras	1,128,300	12,470,588
Petroleo Brasileiro SA - Petrobras, PFC Shares	1,388,100	13,758,219
Porto Seguro SA	47,100	473,587
Prio SA(1)	259,900	3,485,593
Raia Drogasil SA	394,982	1,750,052
Rede D'Or Sao Luiz SA(3)	253,400	1,963,520
Rumo SA	402,600	1,278,908
StoneCo Ltd., Class A	68,800	755,424
Suzano SA	209,700	1,856,547
Telefonica Brasil SA	248,000	1,965,750
TIM SA	275,100	1,430,556
TOTVS SA	162,100	1,042,955
Ultrapar Participacoes SA	230,200	1,391,855
Vale SA	1,106,300	18,136,725
Vibra Energia SA	331,400	2,228,608
WEG SA	541,300	4,903,816
		$ 163,170,782
Bulgaria — 0.0%†
Eurohold Bulgaria AD(1)	944,905	$ 1,210,763
		$ 1,210,763
Canada — 0.4%
Eco Atlantic Oil & Gas Ltd.(1)	3,392,600	$ 3,022,709
G Mining Ventures Corp.(1)	107,200	3,715,520
G2 Goldfields, Inc.(1)	452,500	3,461,166

9
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Lithium Argentina AG(1)	344,065	$ 3,499,141
Omai Gold Mines Corp.(1)	1,412,000	2,411,632
		$ 16,110,168
Chile — 4.9%
Banco de Chile	148,413,700	$ 27,821,899
Banco de Credito e Inversiones SA	291,469	19,694,508
Banco Santander Chile	219,600,100	17,559,515
Cencosud SA	4,176,800	10,560,252
Empresas CMPC SA	3,778,200	4,686,377
Empresas COPEC SA	1,288,000	9,022,198
Enel Americas SA	37,256,118	3,477,972
Enel Chile SA	93,691,114	8,413,156
Falabella SA	2,127,800	12,887,732
Latam Airlines Group SA	823,778,422	19,591,756
Plaza SA	1,338,000	6,646,655
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	469,579	43,186,906
		$ 183,548,926
China — 0.7%
Alibaba Group Holding Ltd.	785,600	$ 12,947,481
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	30,117
Tencent Holdings Ltd.	212,600	12,911,673
		$ 25,889,271
Colombia — 0.1%
Aris Mining Corp.(1)	214,100	$ 3,826,958
		$ 3,826,958
Cyprus — 2.5%
Bank of Cyprus Holdings PLC	7,448,732	$ 80,720,694
Sunrisemezz PLC(1)	1	0
Theon International PLC	379,125	14,109,822
		$ 94,830,516
Egypt — 1.8%
Abou Kir Fertilizers & Chemical Industries	1,554,000	$ 2,627,774
Commercial International Bank - Egypt (CIB)	13,742,300	34,605,558
Eastern Co. SAE	10,001,100	7,427,165
EFG Holding SAE(1)	4,673,000	2,433,762
E-Finance for Digital & Financial Investments	5,977,000	2,295,006
Fawry for Banking & Payment Technology Services SAE(1)	8,384,000	2,982,662
Security	Shares	Value
Egypt (continued)
Talaat Moustafa Group	4,869,600	$ 8,546,988
Telecom Egypt Co.	2,522,000	4,394,375
		$ 65,313,290
France — 0.1%
Rubis SCA	50,500	$ 2,081,330
		$ 2,081,330
Georgia — 1.6%
Georgia Capital PLC(1)	816,886	$ 43,520,499
Lion Finance Group PLC	52,183	7,820,422
TBC Bank Group PLC	108,473	7,182,340
		$ 58,523,261
Greece — 8.5%
Aegean Airlines SA	118,953	$ 1,559,769
Aktor SA Holding Co. Technical & Energy Projects(1)	750,000	9,544,789
Alpha Bank SA	8,023,754	32,201,165
Athens International Airport SA	97,384	1,110,422
Athens Water Supply & Sewage Co. SA	106,068	1,280,592
Autohellas Tourist & Trading SA	49,238	626,459
Avax SA	281,000	1,008,912
CrediaBank SA(1)	10,196,963	14,466,355
Ellaktor SA	333,572	517,180
Eurobank SA	9,679,687	42,116,817
GEK TERNA SA	253,325	12,173,952
Hellenic Telecommunications Organization SA	621,243	13,282,069
Helleniq Energy Holdings SA	288,405	3,329,224
Holding Co. ADMIE IPTO SA	711,857	2,744,943
Ideal Holdings SA	394,993	2,708,423
JUMBO SA	403,637	11,017,133
LAMDA Development SA(1)	232,506	1,656,260
Metlen Energy & Metals PLC(1)	361,731	15,287,584
Motor Oil (Hellas) Corinth Refineries SA	207,214	9,249,060
National Bank of Greece SA	3,056,224	48,435,599
Noval Property Real Estate Investment Co.	413,837	1,273,540
Optima bank SA	1,389,042	14,532,241
Piraeus Bank SA	4,251,258	40,246,864
Public Power Corp. SA(2)	768,290	16,312,804
Qualco Group SA(1)	1,030,636	6,699,654
Sarantis SA	126,905	2,128,131
Titan SA	161,695	8,691,488
Trade Estates Real Estate Investment SA	456,600	1,072,087
		$ 315,273,516

10
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong — 0.1%
Zijin Gold International Co. Ltd.(1)	153,800	$ 3,038,091
		$ 3,038,091
Hungary — 3.5%
Magyar Telekom Telecommunications PLC	792,500	$ 6,277,621
MOL Hungarian Oil & Gas PLC	1,176,800	15,717,571
OTP Bank Nyrt	684,492	91,810,161
Richter Gedeon Nyrt	390,100	16,454,313
		$ 130,259,666
India — 3.6%
Adani Energy Solutions Ltd.(1)	44,159	$ 627,799
Adani Enterprises Ltd.	24,000	612,233
Adani Green Energy Ltd.(1)	14,178	184,550
Adani Ports & Special Economic Zone Ltd.	50,800	892,600
Adani Power Ltd.(1)	429,700	1,011,108
Ambuja Cements Ltd.	57,100	268,552
APL Apollo Tubes Ltd.	26,800	540,407
Apollo Hospitals Enterprise Ltd.	10,219	824,885
Ashok Leyland Ltd.	436,200	749,735
Asian Paints Ltd.	36,011	934,429
AU Small Finance Bank Ltd.(3)	54,300	583,277
Aurobindo Pharma Ltd.	38,800	570,962
Avenue Supermarts Ltd.(1)(3)	16,655	808,547
Axis Bank Ltd.	215,077	2,884,735
Bajaj Auto Ltd.	6,700	707,887
Bajaj Finance Ltd.	257,360	2,556,263
Bajaj Finserv Ltd.	35,600	658,514
Bharat Forge Ltd.	35,500	707,666
Bharat Petroleum Corp. Ltd.	225,500	718,032
Bharti Airtel Ltd.	245,505	4,907,627
Britannia Industries Ltd.	10,900	658,178
BSE Ltd.	29,600	1,143,285
CG Power & Industrial Solutions Ltd.	105,300	904,616
Cholamandalam Investment & Finance Co. Ltd.	42,500	704,533
Cipla Ltd.	53,473	741,049
Coal India Ltd.	179,200	911,417
Cummins India Ltd.	13,000	724,285
Divi's Laboratories Ltd.	11,252	774,227
Dixon Technologies India Ltd.(4)	5,400	639,476
DLF Ltd.	116,700	726,415
Dr. Reddy's Laboratories Ltd.	51,930	725,248
Eicher Motors Ltd.	12,890	969,906
Eternal Ltd.(1)	208,463	546,988
Fortis Healthcare Ltd.	46,100	450,885
FSN E-Commerce Ventures Ltd.(1)	109,100	306,198
Security	Shares	Value
India (continued)
GAIL (India) Ltd.	88,026	$ 152,275
GE Vernova T&D India Ltd.	19,000	893,789
Godrej Consumer Products Ltd.	54,300	613,759
Godrej Properties Ltd.(1)	23,800	462,162
Grasim Industries Ltd.	25,223	745,893
Havells India Ltd.	9,907	129,749
HCL Technologies Ltd.	89,142	1,133,792
HDFC Asset Management Co. Ltd.(3)	18,600	533,692
HDFC Bank Ltd.	1,047,438	8,567,070
HDFC Life Insurance Co. Ltd.(3)	97,800	607,478
Hero MotoCorp Ltd.	11,100	599,810
Hindalco Industries Ltd.	126,009	1,384,409
Hindustan Petroleum Corp. Ltd.	142,200	563,662
Hindustan Unilever Ltd.	77,230	1,835,968
Hyundai Motor India Ltd.	24,100	463,747
ICICI Bank Ltd.	498,674	6,691,374
ICICI Lombard General Insurance Co. Ltd.(3)	36,200	675,312
ICICI Prudential Life Insurance Co. Ltd.(3)	33,200	180,205
IDFC First Bank Ltd.	335,200	247,304
Indian Hotels Co. Ltd.	126,900	854,508
Indian Oil Corp. Ltd.	419,500	631,523
Indian Railway Catering & Tourism Corp. Ltd.	9,683	55,313
Indus Towers Ltd.(1)	195,900	849,179
IndusInd Bank Ltd.(1)	85,600	831,134
Info Edge India Ltd.	53,000	546,170
Infosys Ltd.	303,697	3,823,277
InterGlobe Aviation Ltd.(3)	17,500	799,228
ITC Hotels Ltd.(1)	4,344	7,395
ITC Ltd.	286,445	953,730
Jindal Steel Ltd.	33,391	432,085
Jio Financial Services Ltd.	321,200	837,454
JSW Energy Ltd.	100,600	597,182
JSW Steel Ltd.	56,983	762,868
Jubilant Foodworks Ltd.	15,996	80,951
Kotak Mahindra Bank Ltd.	520,920	2,115,600
KPIT Technologies Ltd.	119,000	956,864
Kwality Wall's India Ltd.(1)	114,830	32,944
Larsen & Toubro Ltd.	62,393	2,650,443
Lodha Developers Ltd.(3)	28,600	272,604
LTM Ltd.(3)	11,028	500,058
Lupin Ltd.	37,300	911,728
Mahindra & Mahindra Ltd.	85,846	2,815,513
Malco Energy Ltd.(1)	130,300	166,153
Mankind Pharma Ltd.	34,600	823,572
Marico Ltd.	49,300	403,578
Maruti Suzuki India Ltd.	11,757	1,658,686

11
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Max Healthcare Institute Ltd.	73,300	$ 771,227
Mphasis Ltd.	3,178	76,727
MRF Ltd.	300	411,484
Muthoot Finance Ltd.	11,300	409,464
Nestle India Ltd.	64,406	992,253
NTPC Ltd.	419,756	1,772,413
Oil & Natural Gas Corp. Ltd.	237,601	753,225
One 97 Communications Ltd.(1)	36,100	419,537
PB Fintech Ltd.(1)	51,200	903,497
Persistent Systems Ltd.	16,700	853,259
Petronet LNG Ltd.	28,740	84,091
Phoenix Mills Ltd.	29,200	544,551
PI Industries Ltd.	22,263	718,227
Pidilite Industries Ltd.	45,300	659,449
Polycab India Ltd.	7,800	669,922
Power Finance Corp. Ltd.	149,900	711,630
Power Grid Corp. of India Ltd.	447,817	1,508,026
REC Ltd.	176,000	660,827
Reliance Industries Ltd.	582,010	8,826,993
Samvardhana Motherson International Ltd.	627,100	806,533
SBI Life Insurance Co. Ltd.(3)	42,500	816,242
Shriram Finance Ltd.	127,400	1,267,070
Solar Industries India Ltd.	4,000	653,404
SRF Ltd.	22,381	597,553
State Bank of India	175,892	1,989,514
Sun Pharmaceutical Industries Ltd.	91,399	1,750,820
Sundaram Finance Ltd.	9,900	474,548
Suzlon Energy Ltd.(1)	1,527,100	900,254
Swiggy Ltd.(1)	205,000	588,248
Talwandi Sabo Power Ltd.(1)	130,300	166,153
Tata Consultancy Services Ltd.	84,859	2,226,895
Tata Consumer Products Ltd.	55,947	676,077
Tata Elxsi Ltd.	1,296	56,755
Tata Motors Ltd.(1)	184,264	805,104
Tata Motors Passenger Vehicles Ltd.	188,164	680,351
Tata Power Co. Ltd.	161,000	757,662
Tata Steel Ltd.	708,333	1,583,944
Tech Mahindra Ltd.	50,467	788,877
Titan Co. Ltd.	33,636	1,561,539
Torrent Pharmaceuticals Ltd.	17,600	777,575
Trent Ltd.	16,764	735,983
Tube Investments of India Ltd.	4,113	128,073
TVS Motor Co. Ltd.	23,000	851,733
UltraTech Cement Ltd.	11,009	1,350,789
United Spirits Ltd.	43,200	605,205
UPL Ltd.	20,280	137,978
Security	Shares	Value
India (continued)
Varun Beverages Ltd.	128,047	$ 697,472
Vedanta Aluminium Metal Ltd.(1)	130,300	166,153
Vedanta Iron & Steel Ltd.(1)	130,300	166,153
Vedanta Ltd.	130,300	374,193
Vodafone Idea Ltd.(1)	4,023,100	435,393
Wipro Ltd.	239,042	509,342
Yes Bank Ltd.(1)	2,329,900	492,356
		$ 132,850,447
Japan — 0.1%
Modec, Inc.	52,300	$ 4,324,202
		$ 4,324,202
Kazakhstan — 3.0%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	1,015,500	$ 34,831,650
Kaspi.KZ JSC ADR	400,600	34,387,504
NAC Kazatomprom JSC GDR(4)	494,100	43,381,980
		$ 112,601,134
Kuwait — 2.1%
Boubyan Bank KSCP	1,980,837	$ 4,377,991
Gulf Bank KSCP	2,498,500	2,758,441
Kuwait Finance House KSCP	13,983,273	35,927,371
Mabanee Co. KPSC	868,691	2,841,199
Mobile Telecommunications Co. KSCP	2,324,600	4,309,453
National Bank of Kuwait SAKP	10,489,117	29,348,959
		$ 79,563,414
Luxembourg — 0.1%
Reinet Investments SCA	59,600	$ 2,052,377
		$ 2,052,377
Myanmar — 0.0%†
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 1,866,750
		$ 1,866,750
Netherlands — 0.1%
Euronext NV	4,350	$ 728,152
SBM Offshore NV	57,400	2,455,652
		$ 3,183,804
Nigeria — 2.0%
Access Holdings PLC	180,636,000	$ 3,557,544
Dangote Cement PLC	6,821,000	4,904,136
Fidelity Bank PLC(1)	201,131,544	2,915,674

12
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nigeria (continued)
First HoldCo PLC	126,904,487	$ 5,940,904
Guaranty Trust Holding Co. PLC	112,413,000	11,039,754
Guaranty Trust Holding Co. PLC	40,000,000	3,939,720
MTN Nigeria Communications PLC	10,899,410	7,263,940
Nestle Nigeria PLC(1)	370,301	850,385
Nigerian Breweries PLC(1)	38,842,000	2,224,087
Oando PLC(1)	39,711,121	1,332,054
Presco PLC	1,802,500	3,068,421
SEPLAT Energy PLC	835,000	6,985,390
Stanbic IBTC Holdings PLC	18,733,000	2,258,406
Transnational Corp. of Nigeria PLC	10,663,709	346,246
United Bank for Africa PLC	132,464,318	4,113,775
Zenith Bank PLC	146,664,000	13,939,774
		$ 74,680,210
Oman — 2.9%
Asyad Shipping Co.	9,119,300	$ 7,043,436
Bank Muscat SAOG	16,427,500	20,361,734
Bank Nizwa SAOG	8,808,400	3,549,177
National Bank of Oman SAOG	2,846,600	2,988,623
Oman Telecommunications Co. SAOG	2,625,700	10,580,817
Ominvest SAOG	3,931,560	3,982,823
OQ Base Industries SAOG	13,627,400	11,204,956
OQ Exploration & Production SAOG	13,990,400	18,789,123
OQ Gas Networks SAOC	17,055,800	12,100,289
Sohar International Bank SAOG	26,064,900	16,156,107
		$ 106,757,085
Pakistan — 1.6%
Askari Bank Ltd.	1,254,000	$ 421,138
Bank Al Habib Ltd.	2,562,900	1,570,155
Bank Alfalah Ltd.	8,450,400	1,805,492
Bank of Punjab	4,114,300	498,327
DG Khan Cement Co. Ltd.	855,100	537,254
Engro Fertilizers Ltd.	2,229,600	1,592,820
Engro Holdings Ltd.(1)	2,407,742	2,363,224
Fauji Fertilizer Co. Ltd.	2,206,000	4,016,998
Habib Bank Ltd.	1,895,600	1,925,477
Hub Power Co. Ltd.	3,771,800	2,990,039
Interloop Ltd.	1,375,600	405,117
Lucky Cement Ltd.	1,555,700	2,276,868
Maple Leaf Cement Factory Ltd.(1)	1,466,600	419,869
Mari Energies Ltd.	593,000	1,340,609
MCB Bank Ltd.	1,075,400	1,520,552
Meezan Bank Ltd.	456,800	803,795
Millat Tractors Ltd.	397,311	747,899
Security	Shares	Value
Pakistan (continued)
National Bank of Pakistan	1,491,600	$ 943,557
Oil & Gas Development Co. Ltd.	1,981,300	2,149,262
Pakistan Oilfields Ltd.	490,300	1,167,772
Pakistan Petroleum Ltd.	1,883,000	1,392,512
Pakistan State Oil Co. Ltd.	786,200	1,009,754
Sazgar Engineering Works Ltd.	74,800	531,402
SUI Northern Gas Pipeline	1,067,100	366,015
Systems Ltd.	2,251,800	1,178,351
TRG Pakistan(1)	1,518,600	287,069
United Bank Ltd.	1,804,500	2,469,561
VEON Ltd. ADR(1)	474,988	23,625,903
		$ 60,356,791
Poland — 0.3%
Budimex SA	16,000	$ 2,908,851
LPP SA	900	5,441,773
Powszechna Kasa Oszczednosci Bank Polski SA	184,300	4,827,850
		$ 13,178,474
Romania — 0.1%
NEPI Rockcastle NV	267,180	$ 2,266,085
		$ 2,266,085
Slovenia — 1.8%
Nova Ljubljanska Banka DD(3)	72,121	$ 19,132,668
Nova Ljubljanska Banka DD GDR(4)	949,166	49,780,391
		$ 68,913,059
South Africa — 3.8%
Absa Group Ltd.	441,000	$ 6,183,310
Aspen Pharmacare Holdings Ltd.	122,100	1,014,098
Bid Corp. Ltd.	163,000	4,003,653
Bidvest Group Ltd.	141,800	1,992,654
Capitec Bank Holdings Ltd.	44,749	11,616,819
Clicks Group Ltd.	103,200	1,638,356
Discovery Ltd.	294,200	4,578,992
E Media Holdings Ltd.	68,360	8,781
FirstRand Ltd.	2,514,400	13,331,547
Gold Fields Ltd.	441,800	18,715,636
Harmony Gold Mining Co. Ltd.	293,200	4,622,043
Impala Platinum Holdings Ltd.	450,100	6,309,071
Kumba Iron Ore Ltd.	20,700	388,261
MTN Group Ltd.	877,400	11,044,781
Nedbank Group Ltd.	239,600	3,825,557
Old Mutual Ltd.	1,832,600	1,498,316
OUTsurance Group Ltd.	368,500	1,566,683

13
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Pepkor Holdings Ltd.(3)	1,536,386	$ 2,029,763
Remgro Ltd.	212,900	2,505,400
Sanlam Ltd.	909,000	4,681,720
Sasol Ltd.(1)	231,300	3,214,967
Shoprite Holdings Ltd.	244,800	4,127,314
Sibanye Stillwater Ltd.	1,474,700	4,408,730
Standard Bank Group Ltd.	661,400	12,746,079
Valterra Platinum Ltd.	132,400	10,663,887
Vodacom Group Ltd.	283,000	2,404,181
Woolworths Holdings Ltd.	307,000	964,786
		$ 140,085,385
South Korea — 14.7%
Celltrion, Inc.	32,358	$ 4,407,574
Doosan Enerbility Co. Ltd.(1)	127,109	11,077,893
Hana Financial Group, Inc.	88,200	7,662,952
Hanwha Aerospace Co. Ltd.	9,900	9,509,442
HD Hyundai Heavy Industries Co. Ltd.	10,500	4,889,809
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	12,800	4,008,034
Hyundai Mobis Co. Ltd.	18,300	5,292,706
Hyundai Rotem Co. Ltd.	23,000	4,208,891
Industrial Bank of Korea	84,000	1,287,624
Kakao Corp.	93,200	3,000,393
KB Financial Group, Inc.	111,100	12,166,017
KT&G Corp.	28,400	3,423,955
LG Uplus Corp.	32,300	346,344
Meritz Financial Group, Inc.(1)	23,700	1,793,619
NAVER Corp.	42,869	6,157,797
Samsung Electro-Mechanics Co. Ltd.	16,900	9,695,278
Samsung Electronics Co. Ltd.	279,800	30,199,898
Samsung Electronics Co. Ltd.	1,509,283	227,279,282
Samsung Fire & Marine Insurance Co. Ltd.	9,000	2,810,570
Samsung Life Insurance Co. Ltd.	24,100	4,098,909
Shinhan Financial Group Co. Ltd.	131,600	8,936,784
SK Hynix, Inc.	172,500	153,829,979
SK Square Co. Ltd.(1)	40,200	23,396,428
SK Telecom Co. Ltd.	31,800	2,060,706
Woori Financial Group, Inc.	199,000	4,538,024
		$ 546,078,908
Spain — 0.0%†
Ecogas Inversiones SA	181,105	$ 364,008
		$ 364,008
Taiwan — 7.9%
Accton Technology Corp.	45,000	$ 3,295,644
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	42,000	$ 480,289
Alchip Technologies Ltd.	7,000	936,284
ASE Technology Holding Co. Ltd.	372,000	5,830,970
Asia Vital Components Co. Ltd.	29,000	2,655,045
Asustek Computer, Inc.	64,000	1,185,792
Cathay Financial Holding Co. Ltd.	839,000	2,048,094
Chailease Holding Co. Ltd.	138,491	507,563
China Steel Corp.	1,116,000	662,642
Chunghwa Telecom Co. Ltd.	345,000	1,481,329
Compal Electronics, Inc.	270,000	249,605
CTBC Financial Holding Co. Ltd.	1,508,000	2,494,267
Delta Electronics, Inc.	204,000	14,305,591
E Ink Holdings, Inc.	78,000	343,221
E.Sun Financial Holding Co. Ltd.	1,319,699	1,331,596
Elite Material Co. Ltd.	27,000	4,023,125
eMemory Technology, Inc.	6,000	759,857
Evergreen Marine Corp. Taiwan Ltd.	100,000	639,716
Far EasTone Telecommunications Co. Ltd.	162,000	483,143
First Financial Holding Co. Ltd.	1,039,760	949,679
Formosa Chemicals & Fibre Corp.	276,000	459,315
Formosa Plastics Corp.	381,000	622,144
Fubon Financial Holding Co. Ltd.	753,990	2,148,939
Gigabyte Technology Co. Ltd.	48,000	417,972
Hon Hai Precision Industry Co. Ltd.	1,301,000	9,191,589
Hotai Motor Co. Ltd.	28,000	422,715
Hua Nan Financial Holdings Co. Ltd.	810,565	822,349
International Games System Co. Ltd.	23,000	546,689
KGI Financial Holding Co. Ltd.	1,472,580	1,003,634
Largan Precision Co. Ltd.	9,000	722,680
Lite-On Technology Corp.	191,000	1,024,118
MediaTek, Inc.	167,000	13,941,429
Mega Financial Holding Co. Ltd.	1,067,750	1,321,996
Nan Ya Plastics Corp.	478,000	1,372,044
Novatek Microelectronics Corp.	53,000	688,410
Pegatron Corp.	180,000	470,924
PharmaEssentia Corp.	25,523	533,968
President Chain Store Corp.	52,000	367,555
Quanta Computer, Inc.	243,000	2,422,920
Realtek Semiconductor Corp.	44,000	751,186
Shanghai Commercial & Savings Bank Ltd.	357,000	440,475
SinoPac Financial Holdings Co. Ltd.	1,014,767	994,331
Taiwan Cooperative Financial Holding Co. Ltd.	992,394	719,991
Taiwan Mobile Co. Ltd.	159,000	559,835
Taiwan Semiconductor Manufacturing Co. Ltd.	2,778,000	192,853,895
TCC Group Holdings Co. Ltd.	611,000	474,055
TS Financial Holding Co. Ltd.	1,973,608	1,488,723

14
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
TS Financial Holding Co. Ltd., PFC Shares(1)	237,825	$ 70,688
Unimicron Technology Corp.	120,661	3,427,175
Uni-President Enterprises Corp.	434,000	950,618
United Microelectronics Corp.	1,032,000	2,592,236
Wistron Corp.	249,000	1,096,631
Wiwynn Corp.	10,000	1,501,405
Yageo Corp.	151,952	1,549,255
Yuanta Financial Holding Co. Ltd.	973,473	1,612,815
		$ 294,248,156
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 6,796
		$ 6,796
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	955,167	$ 3,590,926
Abu Dhabi Islamic Bank PJSC	442,427	2,641,911
Abu Dhabi National Oil Co. for Distribution PJSC	3,051,276	3,049,338
ADNOC Logistics & Services	2,000,000	3,195,216
Air Arabia PJSC	695,625	937,422
Aldar Properties PJSC	2,814,312	5,918,791
Amanat Holdings PJSC	10,123,250	3,526,177
Dubai Electricity & Water Authority PJSC	1,988,024	1,434,621
Dubai Islamic Bank PJSC	821,514	1,598,858
Emaar Properties PJSC	3,088,505	9,944,981
Emirates NBD Bank PJSC	581,987	4,598,202
Emirates Telecommunications Group Co. PJSC	1,069,057	5,414,435
First Abu Dhabi Bank PJSC	1,376,505	6,585,268
Kyivstar Group Ltd.(1)	589,000	7,003,210
Modon Holding PSC(1)	227,300	181,548
National Central Cooling Co. PJSC	689,840	510,135
Orascom Construction PLC(4)	272,000	3,049,467
Ras Al Khaimah Ceramics PJSC	3,875,806	2,557,220
Taaleem Holdings PJSC	29,300	26,103
Talabat Holding PLC	5,000,000	1,215,951
		$ 66,979,780
United States — 0.2%
ATN International, Inc.	85,300	$ 2,382,429
Noble Corp. PLC	94,400	4,817,232
		$ 7,199,661
Vietnam — 11.2%
Airports Corp. of Vietnam JSC(1)	2,660,285	$ 4,441,379
An Cuong Wood Working JSC	19,500	24,547
Asia Commercial Bank JSC	3,066,532	2,742,821
Security	Shares	Value
Vietnam (continued)
Ba Ria - Vung Tau House Development JSC(1)	683,648	$ 497,163
Bank for Foreign Trade of Vietnam JSC	5,490,096	12,497,370
Bank for Investment & Development of Vietnam JSC	7,640,253	11,651,703
Baominh Insurance Corp.	1,965,398	1,126,629
Binh Duong Water Environment Corp. JSC	977,800	1,611,417
Binh Minh Plastics JSC	418,100	2,302,167
Binh Son Refining & Petrochemical JSC(1)	2,948,667	2,659,922
Century Land JSC(1)	520,000	151,528
Century Synthetic Fiber Corp.(1)	20,546	10,261
Coteccons Construction JSC	1,138,221	3,768,415
Dat Xanh Real Estate Services JSC(1)	592,200	165,552
Digiworld Corp.	1,876,240	3,100,780
Dong Hai JSC of Bentre	250,320	339,432
Duc Giang Chemicals JSC	1,624,800	3,308,464
FPT Corp.	4,014,338	11,533,845
FPT Digital Retail JSC(1)	3,081,625	17,405,320
Gelex Group JSC	2,765,750	4,105,851
Gemadept Corp.	3,433,300	9,829,312
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	2,105,517	2,132,352
Hoa Phat Group JSC	7,071,323	7,457,656
IDICO Corp. JSC	1,184,845	2,031,688
Khang Dien House Trading & Investment JSC(1)	7,815,165	7,545,773
Kinh Bac City Development Holding Corp.(1)	5,670,900	7,302,314
Masan Group Corp.(1)	3,177,500	9,270,846
Military Commercial Joint Stock Bank	5,055,996	5,011,052
Mobile World Investment Corp.	6,665,800	21,320,362
Nam Long Investment Corp.	7,139,034	7,530,660
Novaland Investment Group Corp.(1)	7,524	5,841
PC1 Group JSC(1)	2,525,900	1,870,551
PetroVietNam Ca Mau Fertilizer JSC	400,200	650,099
PetroVietnam Drilling & Well Services JSC	1,788,000	2,126,088
Petrovietnam Fertilizer & Chemicals JSC	742,423	747,707
PetroVietnam Gas JSC	806,284	2,308,721
PetroVietnam Technical Services Corp.(1)	3,508,275	5,067,790
Petrovietnam Transportation Corp.(1)	2,790,876	2,337,613
Pha Lai Thermal Power JSC	3,092,560	1,163,929
Phat Dat Real Estate Development Corp.(1)	4,367,954	2,741,856
Phu Nhuan Jewelry JSC	4,134,849	10,633,022
Phu Tai Corp.	802,440	1,529,321
Phuoc Hoa Rubber JSC	878,500	2,048,865
Quang Ngai Sugar JSC	316,000	541,954
Quang Ninh Thermal Power JSC	2,650,550	1,247,081
Refrigeration Electrical Engineering Corp.	1,022,324	2,341,891
Sai Gon VRG Investment Corp.	3,029,520	7,003,430
Saigon Beer Alcohol Beverage Corp.	4,882,300	8,804,359

15
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Saigon Thuong Tin Commercial JSB(1)	2,460,000	$ 6,313,825
Sao Ta Foods JSC	402,800	584,242
Sonadezi Chau Duc Shareholding Co.	932,800	963,124
SSI Securities Corp.	7,893,396	8,329,855
Taseco Air Services JSC	321,674	864,874
Techcom Securities JSC	5,639,228	10,870,067
Thien Long Group Corp.	340,494	645,731
Thu Dau Mot Water JSC	1,800	3,973
Tien Phong Commercial Joint Stock Bank	2,780,925	1,721,141
Vietjet Aviation JSC(1)	144,200	991,573
Vietnam Dairy Products JSC	2,591,800	6,006,526
Vietnam Engine & Agricultural Machinery Corp.	241,100	305,549
Vietnam Joint Stock Commercial Bank for Industry & Trade	10,983,268	14,612,338
Vietnam National Petroleum Group	945,900	1,343,916
Vietnam Prosperity JSC Bank	18,429,700	18,531,319
Vietnam Technological & Commercial Joint Stock Bank	3,114,800	4,002,039
Viettel Construction Joint Stock Corp.	412,600	1,348,663
Vincom Retail JSC(1)	2,112,600	2,607,336
Vingroup JSC(1)	7,176,700	58,752,585
Vinh Hoan Corp.	3,939,000	9,149,599
Vinhomes JSC(1)(3)	7,417,200	41,283,221
VNDirect Securities Corp.	990,875	609,087
VP Bank Securities Ltd. Co.(1)	9,307,809	9,724,115
		$ 415,611,397
Total Common Stocks (identified cost $2,371,676,484)		$3,405,593,961

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.0%†
Ba Ria - Vung Tau House Development JSC, 10.00%, 12/25/27	VND	1,711,100	$ 64,925
Total Convertible Bonds (identified cost $64,920)			$ 64,925

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(6)	UZS	40,521,780	$ 3,402,260
Total Loan Participation Notes (identified cost $3,473,873)			$ 3,402,260

Preferred Stocks — 0.0%†
Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd., 6.00%(1)	153,600	$ 16,507
Total Preferred Stocks (identified cost $0)		$ 16,507

Sovereign Government Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	80,750,000	$ 7,075,364
Total Sovereign Government Bonds (identified cost $6,414,899)			$ 7,075,364

Short-Term Investments — 4.8%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(7)	132,245,200	$ 132,245,200
Total Affiliated Fund (identified cost $132,245,200)		$ 132,245,200

Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%(8)	312,950	$ 312,950
Total Securities Lending Collateral (identified cost $312,950)		$ 312,950

16
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 0.0%†
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.0%†
Nigeria OMO Bills:
0.00%, 5/5/26	NGN	111,177	$ 80,812
0.00%, 7/14/26	NGN	33,437	23,511
0.00%, 7/28/26	NGN	33,437	23,354
Total Sovereign Government Securities (identified cost $123,398)			$ 127,677

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26	$30,506	$ 30,466,590
0.00%, 5/28/26	7,730	7,709,332
0.00%, 6/11/26	7,770	7,738,187
0.00%, 7/9/26	500	496,551
Total U.S. Treasury Obligations (identified cost $46,410,312)		$ 46,410,660
Total Short-Term Investments (identified cost $179,091,860)		$ 179,096,487

Total Purchased Options — 0.1% (identified cost $8,437,071)	$ 4,516,297
Total Investments — 96.7% (identified cost $2,569,159,107)	$3,599,765,801
Other Assets, Less Liabilities — 3.3%	$ 122,245,396
Net Assets — 100.0%	$3,722,011,197
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $10,925,922.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $70,215,932 or 1.9% of the Portfolio's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $142,160,588 or 3.8% of the Portfolio's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(7)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2026.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	34.1%	$1,269,692,001
Information Technology	19.5	724,911,539
Energy	7.5	278,446,246
Materials	6.2	231,882,702
Industrials	5.9	220,597,231
Real Estate	4.9	180,465,533
Communication Services	3.8	140,462,268
Consumer Discretionary	3.8	140,048,925
Utilities	2.6	98,134,093
Consumer Staples	2.4	90,941,464
Health Care	0.9	33,495,651
Government	0.2	7,075,364
Short-Term Investments	4.8	179,096,487
Total	96.6%	$3,595,249,504

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	UBS AG	EUR	218,000,000	EUR	1.13	6/26/26	$ 243,319
Put USD vs. Call CNH	Bank of America, N.A.	USD	325,000,000	CNH	6.60	2/12/27	2,100,475
17
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	98,000,000	CNH	6.60	11/4/26	$ 251,566
Put USD vs. Call CNH	Goldman Sachs International	USD	91,000,000	CNH	6.60	11/4/26	233,597
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	21,041
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	11,265
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	10,892
Put USD vs. Call KRW	Bank of America, N.A.	USD	25,800,000	KRW	1,440.00	9/8/26	203,252
Put USD vs. Call KRW	Citibank, N.A.	USD	16,000,000	KRW	1,440.00	9/10/26	126,800
Put USD vs. Call KRW	Goldman Sachs International	USD	51,000,000	KRW	1,440.00	8/4/26	358,734
Put USD vs. Call KRW	Goldman Sachs International	USD	1,300,000	KRW	1,440.00	8/7/26	9,274
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	52,000,000	KRW	1,440.00	8/6/26	369,460
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	25,700,000	KRW	1,440.00	8/6/26	182,599
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	17,000,000	KRW	1,440.00	9/8/26	133,926
Put USD vs. Call KRW	Standard Chartered Bank	USD	12,800,000	KRW	1,440.00	9/14/26	102,208
Total							$4,358,408
Purchased Put Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro STOXX 50 Index	1,601	EUR	94,162,975	EUR	5,350	5/15/26	$157,889
Total							$157,889
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	78,898,000,000	USD	88,127,604	5/13/26	$ (443,552)
CLP	23,410,000,000	USD	26,300,120	6/17/26	(282,248)
CLP	19,214,960,800	USD	21,674,349	6/17/26	(318,843)
CLP	40,830,839,200	USD	46,056,398	6/17/26	(677,007)
TWD	3,425,264,532	USD	107,987,784	6/17/26	257,047
USD	175,475,887	CLP	162,353,800,000	6/17/26	(4,964,113)
USD	4,142,109	EUR	3,578,952	6/17/26	(66,651)
USD	11,998,623	EUR	10,367,303	6/17/26	(193,071)
USD	195,267,905	EUR	168,719,489	6/17/26	(3,142,069)
TWD	265,233,200	USD	8,382,845	7/8/26	(5,296)
TWD	210,795,900	USD	6,665,062	7/8/26	(6,947)
TWD	263,347,500	USD	8,329,301	7/8/26	(11,313)
18
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	260,707,600	USD	8,253,113	7/8/26	$ (18,508)
TWD	300,964,000	USD	9,527,192	7/8/26	(21,064)
TWD	328,731,800	USD	10,404,551	7/8/26	(21,361)
TWD	391,235,700	USD	12,379,310	7/8/26	(21,896)
TWD	213,728,300	USD	6,775,776	7/8/26	(25,040)
TWD	335,831,600	USD	10,632,629	7/8/26	(25,188)
TWD	233,424,400	USD	7,398,555	7/8/26	(25,706)
					$(10,012,826)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,556,500	EUR	8,160,222	Standard Chartered Bank	5/8/26	$ —	$ (22,085)
USD	7,284,021	AED	26,750,022	JPMorgan Chase Bank, N.A.	6/17/26	840	—
USD	8,105,695	ZAR	139,333,333	Bank of America, N.A.	6/17/26	—	(231,839)
USD	9,796,704	ZAR	165,075,475	Barclays Bank PLC	6/17/26	—	(81,208)
USD	17,818,504	ZAR	306,714,995	Barclays Bank PLC	6/17/26	—	(534,941)
USD	124,841,084	ZAR	2,156,592,278	Citibank, N.A.	6/17/26	—	(4,206,722)
USD	6,715,441	ZAR	115,382,015	Standard Chartered Bank	6/17/26	—	(188,876)
USD	6,696,306	ZAR	115,501,904	Standard Chartered Bank	6/17/26	—	(215,185)
ZAR	266,022,781	USD	16,180,461	Barclays Bank PLC	6/17/26	—	(261,988)
ZAR	385,658,236	USD	23,516,004	Barclays Bank PLC	6/17/26	—	(438,694)
ZAR	267,910,971	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(176,100)
ZAR	267,748,898	USD	16,207,561	HSBC Bank USA, N.A.	6/17/26	—	(185,799)
ZAR	267,505,778	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(200,346)
ZAR	267,473,369	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(202,286)
ZAR	267,465,266	USD	16,207,561	HSBC Bank USA, N.A.	6/17/26	—	(202,771)
ZAR	267,392,332	USD	16,207,561	HSBC Bank USA, N.A.	6/17/26	—	(207,135)
ZAR	267,392,331	USD	16,207,560	HSBC Bank USA, N.A.	6/17/26	—	(207,135)
ZAR	266,090,863	USD	16,207,560	JPMorgan Chase Bank, N.A.	6/17/26	—	(285,013)
ZAR	392,085,873	USD	23,861,188	UBS AG	6/17/26	—	(399,256)
USD	20,845,137	AED	76,525,000	Bank of America, N.A.	3/15/27	6,041	—
USD	12,438,506	AED	45,663,000	Standard Chartered Bank	3/15/27	3,673	—
USD	20,845,132	AED	76,560,000	Bank of America, N.A.	3/16/27	—	(3,505)
USD	10,422,566	AED	38,280,000	Bank of America, N.A.	3/17/27	—	(1,757)
USD	12,510,130	AED	45,939,700	HSBC Bank USA, N.A.	3/17/27	—	(65)
USD	12,506,943	AED	45,938,000	Citibank, N.A.	3/26/27	—	(2,841)
USD	12,363,532	AED	45,405,072	Standard Chartered Bank	3/30/27	—	(1,148)
USD	12,363,532	AED	45,427,944	Standard Chartered Bank	4/1/27	—	(7,388)
USD	12,363,532	AED	45,432,890	Standard Chartered Bank	4/1/27	—	(8,735)
USD	12,363,532	AED	45,434,126	Standard Chartered Bank	4/2/27	—	(9,077)
19
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,522,353	AED	5,594,268	Standard Chartered Bank	4/6/27	$ —	$ (1,079)
						$10,554	$(8,282,974)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	193	Long	5/28/26	$25,918,167	$ 851,647
Hang Seng China Enterprises Index	948	Long	5/28/26	53,059,796	80,949
SET50 Index	11,200	Long	6/29/26	67,182,804	1,568,983
					$2,501,579
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	55,530	Positive Return on Shenzhen Stock Exchange Composite Index plus (8.50% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/26/26	$2,246,087
UBS AG	USD	112,779	Positive Return on Shenzhen Stock Exchange Composite Index plus (8.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/25/26	4,458,672
						$6,704,759
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CLP	– Chilean Peso
EUR	– Euro
NGN	– Nigerian Naira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

20
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $2,436,913,907) — including $10,925,922 of securities on loan	$3,467,520,601
Affiliated investments, at value (identified cost $132,245,200)	132,245,200
Cash	489,656
Deposits for forward commitment securities	2,400,000
Deposits for derivatives collateral:
Futures contracts	7,506,769
Centrally cleared derivatives	16,837,750
Foreign currency, at value (identified cost $97,351,803)	97,350,389
Interest and dividends receivable	6,067,570
Dividends receivable from affiliated investments	328,264
Receivable for closed options	155,936
Securities lending income receivable	83,679
Receivable for variation margin on open futures contracts	970,013
Receivable for open forward foreign currency exchange contracts	10,554
Receivable for open OTC swap contracts	6,704,759
Tax reclaims receivable	327,507
Trustees' deferred compensation plan	22,972
Total assets	$3,739,021,619
Liabilities
Cash collateral due to brokers	$2,400,000
Collateral for securities loaned	312,950
Payable for investments purchased	532,442
Payable for variation margin on open centrally cleared derivatives	453,393
Payable for open forward foreign currency exchange contracts	8,282,974
Payable to affiliates:
Investment adviser fee	2,712,010
Trustees' fees	9,222
Trustees' deferred compensation plan	22,972
Accrued foreign capital gains taxes	1,443,208
Accrued expenses	841,251
Total liabilities	$17,010,422
Net Assets applicable to investors' interest in Portfolio	$3,722,011,197
21
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $4,862,378)	$35,281,718
Dividend income from affiliated investments	2,409,895
Interest income (net of foreign taxes withheld of $2,290)	2,136,638
Securities lending income, net	154,750
Other income	7,178
Total investment income	$39,990,179
Expenses
Investment adviser fee	$14,418,828
Trustees’ fees and expenses	54,250
Custodian fee	1,361,684
Legal and accounting services	85,198
Miscellaneous	147,372
Total expenses	$16,067,332
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$93,230
Total expense reductions	$93,230
Net expenses	$15,974,102
Net investment income	$24,016,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $1,019,530)	$46,542,505
Futures contracts	(5,412,465)
Futures style options	(16,429,282)
Swap contracts	23,229,111
Foreign currency transactions	(3,568,033)
Forward foreign currency exchange contracts	(10,208,285)
Net realized gain	$34,153,551
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $3,560,055)	$490,649,414
Futures contracts	4,069,045
Swap contracts	(1,778,121)
Foreign currency	(146,787)
Forward foreign currency exchange contracts	(15,351,132)
Net change in unrealized appreciation (depreciation)	$477,442,419
Net realized and unrealized gain	$511,595,970
Net increase in net assets from operations	$535,612,047
22
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,016,077	$39,148,014
Net realized gain	34,153,551	31,978,283
Net change in unrealized appreciation (depreciation)	477,442,419	429,492,113
Net increase in net assets from operations	$535,612,047	$500,618,410
Capital transactions:
Contributions	$683,350,958	$1,036,069,274
Withdrawals	(108,821,905)	(70,058,137)
Net increase in net assets from capital transactions	$574,529,053	$966,011,137
Net increase in net assets	$1,110,141,100	$1,466,629,547
Net Assets
At beginning of period	$2,611,870,097	$1,145,240,550
At end of period	$3,722,011,197	$2,611,870,097
23
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.04%(2)	1.09%	1.12%	1.20%	1.26%	1.24%
Net expenses	1.04%(2)(3)	1.09%(3)	1.12%(3)	1.15%(3)	1.26%(3)	1.24%
Net investment income	1.56%(2)	2.28%	2.82%	2.30%	2.17%	1.04%
Portfolio Turnover	20%(4)	54%	65%	69%	67%	70%
Total Return	18.88%(4)	32.07%	24.31%	16.11%	(16.87)%	35.70%
Net assets, end of period (000’s omitted)	$3,722,011	$2,611,870	$1,145,241	$376,410	$183,633	$190,503
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026, less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
24
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options (other than futures style option), are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts and futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual
25

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with
26

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Futures Style Options—Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in futures style options in the fund’s statement of operations.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
M  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
N  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $14,418,828 or 0.93% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $93,230 relating to the Portfolio’s investment in the Liquidity Fund.
27

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,039,549,311 and $576,031,424, respectively, for the six months ended April 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,631,123,187
Gross unrealized appreciation	$1,058,114,859
Gross unrealized depreciation	(98,551,153)
Net unrealized appreciation	$959,563,706
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts futures style options, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2026, the Portfolio entered into equity index futures style options, futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $8,282,974. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $9,946,041 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
28

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$157,889	$4,358,408	$4,516,297
Not applicable	2,501,579(1)	257,047(1)	2,758,626
Receivable for open forward foreign currency exchange contracts	—	10,554	10,554
Receivable for open swap contracts	6,704,759	—	6,704,759
Total Asset Derivatives	$9,364,227	$4,626,009	$13,990,236
Derivatives not subject to master netting or similar agreements	$2,659,468	$257,047	$2,916,515
Total Asset Derivatives subject to master netting or similar agreements	$6,704,759	$4,368,962	$11,073,721
Not applicable	$ —	$(10,269,873)(1)	$(10,269,873)
Payable for open forward foreign currency exchange contracts	—	(8,282,974)	(8,282,974)
Total Liability Derivatives	$ —	$(18,552,847)	$(18,552,847)
Derivatives not subject to master netting or similar agreements	$ —	$(10,269,873)	$(10,269,873)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(8,282,974)	$(8,282,974)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$2,309,768	$(237,101)	$ —	$(2,010,000)	$62,667
Barclays Bank PLC	251,566	(251,566)	—	—	—
Citibank, N.A.	126,800	(126,800)	—	—	—
Goldman Sachs International	601,605	—	—	(390,000)	211,605
JPMorgan Chase Bank, N.A.	2,976,110	(285,013)	(2,300,922)	—	390,175
Standard Chartered Bank	105,881	(105,881)	—	—	—
29

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$4,701,991	$(399,256)	$(3,134,208)	$ —	$1,168,527
	$11,073,721	$(1,405,617)	$(5,435,130)	$(2,400,000)	$1,832,974

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(237,101)	$237,101	$ —	$ —	$ —
Barclays Bank PLC	(1,316,831)	251,566	1,065,265	—	—
Citibank, N.A.	(4,209,563)	126,800	4,082,763	—	—
HSBC Bank USA, N.A.	(1,381,637)	—	1,381,637	—	—
JPMorgan Chase Bank, N.A.	(285,013)	285,013	—	—	—
Standard Chartered Bank	(453,573)	105,881	347,692	—	—
UBS AG	(399,256)	399,256	—	—	—
	$(8,282,974)	$1,405,617	$6,877,357	$—	$—
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$677,913(1)	$1,498,056(1)	$ —	$2,175,969
Futures contracts	(5,412,465)	—	—	(5,412,465)
Futures style options	(16,429,282)	—	—	(16,429,282)
Swap contracts	19,333,384	—	3,895,727	23,229,111
Forward foreign currency exchange contracts	—	(10,208,285)	—	(10,208,285)
Total	$(1,830,450)	$(8,710,229)	$3,895,727	$(6,644,952)
Change in unrealized appreciation (depreciation):
Investments	$5,364,977(1)(2)	$(1,167,954)(1)	$ —	$4,197,023
Futures contracts	4,069,045	—	—	4,069,045
Swap contracts	(1,778,121)	—	—	(1,778,121)
Forward foreign currency exchange contracts	—	(15,351,132)	—	(15,351,132)
Total	$7,655,901	$(16,519,086)	$ —	$(8,863,185)
(1)	Relates to purchased options.
(2)	Relates to future style options.
30

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$102,984,000	$18,062,000	$1,024,603,000	$128,086,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased equity index options contracts outstanding during the six month ended April 30, 2026, which is indicative of the volume of this derivative type, was 6,014 contracts. The average principal amount of purchased currency options contracts outstanding during the six month ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $724,187,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2026, the value of the securities loaned and the value of the collateral received amounted to $10,925,922 and $11,330,171, respectively. Collateral received was comprised of cash of $312,950 and U.S. Government and/or agencies securities of $11,017,221. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$312,950	$ —	$ —	$ —	$312,950
31

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2026.
8  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $132,245,200, which represents 3.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$90,198,552	$808,965,442	$(766,918,794)	$ —	$ —	$132,245,200	$2,409,895	132,245,200
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 280,085,681	$ —	$ 280,085,681
Asia	142,795,944	1,454,069,203	—	1,596,865,147
Australasia/Pacific	—	23,315,922	—	23,315,922
Developed Europe	364,008	26,675,360	—	27,039,368
Emerging Europe	—	684,455,340	—	684,455,340
Latin America	517,222,395	—	—	517,222,395
Middle East	7,003,210	246,297,069	—	253,300,279
North America	20,287,120	3,022,709	—	23,309,829
Total Common Stocks	$687,672,677	$2,717,921,284**	$ —	$3,405,593,961
Convertible Bonds	$ —	$ 64,925	$ —	$ 64,925
Loan Participation Notes	—	—	3,402,260	3,402,260
Preferred Stocks	16,507	—	—	16,507
Sovereign Government Bonds	—	7,075,364	—	7,075,364
Short-Term Investments:
Affiliated Fund	132,245,200	—	—	132,245,200
Securities Lending Collateral	312,950	—	—	312,950
32

Global Macro Capital Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Sovereign Government Securities	$ —	$ 127,677	$ —	$ 127,677
U.S. Treasury Obligations	—	46,410,660	—	46,410,660
Purchased Currency Options	—	4,358,408	—	4,358,408
Purchased Put Options	—	157,889	—	157,889
Total Investments	$820,247,334	$ 2,776,116,207	$3,402,260	$3,599,765,801
Forward Foreign Currency Exchange Contracts	$ —	$ 267,601	$ —	$ 267,601
Futures Contracts	—	2,501,579	—	2,501,579
Swap Contracts	—	6,704,759	—	6,704,759
Total	$820,247,334	$ 2,785,590,146	$3,402,260	$3,609,239,740
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (18,552,847)	$ —	$ (18,552,847)
Total	$ —	$ (18,552,847)	$ —	$ (18,552,847)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
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EACOX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026